As filed with the Securities and Exchange
Commission on                                    April 29,
1997
                                  (File No. 2-17613)

                          SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933                     Post-Effective Amendment No.    93
[ X ]

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                Amendment No.      [ X
]

                                       IVY FUND
                  (Exact Name of Registrant as Specified in
Charter)

                              Via Mizner Financial Plaza
                        700 South Federal Highway - Suite 300
                         Boca Raton, Florida  33432
                       (Address of Principal Executive Offices)

                    Registrant's Telephone Number:  (800)
777-6472

                                  C. William Ferris
                         Mackenzie Investment Management Inc.
                         Via Mizner Financial Plaza
                        700 South Federal Highway - Suite 300
                         Boca Raton, Florida  33432
                       (Name and Address of Agent for Service)

                                      Copies to:

                               Joseph R. Fleming, Esq.
                                Dechert Price & Rhoads
                      Ten Post Office Square, South - Suite 1230
                                Boston, MA  02109

          [ X ]        It is proposed that this filing become
effective on                     April 30, 1997 pursuant to
paragraph (b) of Rule                     485.

             The Registrant has elected to register an indefinite
number of           shares of beneficial interest under the
Securities Act of 1933           pursuant to Rule 24f-2 under the
Investment Company Act of 1940;           accordingly, no fee is
payable herewith.  The Registrant filed on           February 20,
1997 its notice pursuant to Rule 24f-2 for the Registrant's most recent fiscal year ended December 31, 1996.

          The total number of pages is __________.
          The exhibit index is on page __________.













          THIS POST-EFFECTIVE AMENDMENT NO. 93 IS BEING FILED IN
ORDER TO           UPDATE THE FINANCIAL AND RELATED INFORMATION
FOR THESE SIXTEEN

          FUNDS.






























































                                       IVY FUND

                                CROSS REFERENCE SHEET

               Post-Effective Amendment No. 93 contains (i) the
Prospectus           and Statement of Additional Information to
be used with Ivy Bond           Fund, Ivy Emerging Growth Fund,
Ivy Growth Fund and Ivy Growth           with Income Fund; (ii)
the Prospectus and Statement of Additional           Information
to be used with Ivy Asia Pacific Fund, Ivy Canada           Fund,
Ivy China Region Fund, Ivy Global Fund, Ivy Global Natural
  Resources Fund, Ivy Global Science & Technology Fund, Ivy
   International Fund, Ivy International Small Companies Fund,
Ivy           Latin America Strategy Fund and Ivy New Century
Fund; (iii) the           Prospectus and Statement of Additional
Information to be used           with Ivy International Bond
Fund; and the Prospectus and           Statement of Additional
Information to be used with Ivy Money           Market Fund, all
sixteen series of Ivy Fund (the "Trust").

                             Items Required by Form N-1A

          PART A:

          1    COVER PAGE:  Cover Page

          2    SYNOPSIS:  Not Applicable

          3    CONDENSED FINANCIAL INFORMATION:  Schedule of Fees

          4    GENERAL DESCRIPTION OF REGISTRANT:  Investment
Objectives                and Policies; Risk Factors and
Investment Techniques

          5    MANAGEMENT OF THE FUND:  Organization and
Management of the                Fund; Investment Manager

          6    CAPITAL STOCK AND OTHER SECURITIES:  Dividends and
Taxes

          7    PURCHASE OF SECURITIES BEING OFFERED:  How to Buy
Shares;                How Your Purchase Price is Determined; How
the Fund Values                its Shares

          8    REDEMPTION OR REPURCHASE:  How to Redeem Shares;
Minimum                Account Balance Requirements; Tax
Identification Number;                Certificates; Exchange
Privilege; Reinvestment Privilege

          9    PENDING LEGAL PROCEEDINGS:  Not Applicable


          PART B:

          10   COVER PAGE:  Cover Page

          11   TABLE OF CONTENTS:  Table of Contents














          12   GENERAL INFORMATION AND HISTORY:  Investment
Objectives and                Policies

          13   INVESTMENT OBJECTIVES AND POLICIES:  Investment
Objectives                and Policies; Investment Restrictions;
Additional                Restrictions

          14   MANAGEMENT OF THE FUND:  Trustees and Officers;
Investment                Advisory and Other Services

          15   CONTROL PERSONS AND PRINCIPAL HOLDERS OF
SECURITIES:                 Trustees and Officers; Capitalization
and Voting Rights

          16   INVESTMENT ADVISORY AND OTHER SERVICES:
Investment Advisory                and Other Services

          17   BROKERAGE ALLOCATION AND OTHER PRACTICES:
Brokerage                Allocation; Portfolio Turnover

          18   CAPITAL STOCK AND OTHER SECURITIES:
Capitalization and                Voting Rights

          19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES
BEING                OFFERED:  Net Asset Value; Redemptions

          20   TAX STATUS:  Taxation

          21   UNDERWRITERS:  Investment Advisory and Other
Services

          22   CALCULATION OF PERFORMANCE DATA:  Performance
Information

          23   FINANCIAL STATEMENTS:  Financial Statements

April 30, 1997

Ivy
U.S. Equity
and Fixed Income
Funds

----------------------
Prospectus
----------------------

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

THROUGHOUT THE
CENTURIES,
THE CASTLE KEEP HAS
BEEN A SOURCE
OF LONG-RANGE VISION
AND STRATEGIC
ADVANTAGE.

    Ivy Fund (the "Trust") is a registered investment company currently consisting of sixteen separate portfolios. Four of these portfolios, as identified below (the "Funds"), are described in this Prospectus. Each Fund has its own investment objectives and policies, and your interest is limited to the Fund in which you own shares.
    The four Ivy U.S. equity and fixed income funds are:
           Ivy Bond Fund
           Ivy Emerging Growth Fund
           Ivy Growth Fund
           Ivy Growth with Income Fund
    This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Funds is contained in the Statement of Additional Information for the Funds dated April 30, 1997 (the "SAI"), which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge from the Trust at the Distributor's address and telephone number below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Expense Information . . . . . . . . . . . . . . . .   2
The Funds' Financial Highlights . . . . . . . . . .   5
Investment Objectives and Policies  . . . . . . . .   9
Risk Factors and Investment Techniques  . . . . . .  10
Organization and Management of the Funds  . . . . .  12
Investment Manager  . . . . . . . . . . . . . . . .  12
Fund Administration and Accounting  . . . . . . . .  13
Transfer Agent  . . . . . . . . . . . . . . . . . .  13
Alternative Purchase Arrangements . . . . . . . . .  13
Dividends and Taxes . . . . . . . . . . . . . . . .  13
Performance Data  . . . . . . . . . . . . . . . . .  14
How to Buy Shares . . . . . . . . . . . . . . . . .  14
How Your Purchase Price is Determined . . . . . . .  15
How Each Fund Values Its Shares . . . . . . . . . .  15
Initial Sales Charge Alternative-Class A Shares . .  15
Contingent Deferred Sales Charge-Class A Shares . .  16
Qualifying for a Reduced Sales Charge . . . . . . .  16
Contingent Deferred Sales Charge Alternative-
    Class B and Class C Shares  . . . . . . . . . .  17
How to Redeem Shares  . . . . . . . . . . . . . . .  18
Minimum Account Balance Requirements  . . . . . . .  19
Signature Guarantees  . . . . . . . . . . . . . . .  19
Choosing a Distribution Option  . . . . . . . . . .  19
Tax Identification Number . . . . . . . . . . . . .  19
Certificates  . . . . . . . . . . . . . . . . . . .  19
Exchange Privilege  . . . . . . . . . . . . . . . .  20
Reinvestment Privilege  . . . . . . . . . . . . . .  20
Systematic Withdrawal Plan  . . . . . . . . . . . .  20
Automatic Investment Method . . . . . . . . . . . .  21
Consolidated Account Statements . . . . . . . . . .  21
Retirement Plans  . . . . . . . . . . . . . . . . .  21
Shareholder Inquiries . . . . . . . . . . . . . . .  21

   BOARD OF TRUSTEES                  OFFICERS                      TRANSFER AGENT            INVESTMENT MANAGER
 John S. Anderegg, Jr.      Michael G. Landry, Chairman             Ivy Mackenzie            Ivy Management, Inc.
    Paul H. Broyhill        Keith J. Carlson, President             Services Corp.        700 South Federal Highway
    Keith J. Carlson     James W. Broadfoot, Vice President         P.O. Box 3022            Boca Raton, FL 33432
    Stanley Channick             C. William Ferris,           Boca Raton, FL 33431-0922         1-800-456-5111
 Frank W. DeFriece, Jr.         Secretary/Treasurer                 1-800-777-6472
     Roy J. Glauber                                                                              DISTRIBUTOR
   Michael G. Landry               LEGAL COUNSEL                       AUDITORS                 Ivy Mackenzie
  Joseph G. Rosenthal          Dechert Price & Rhoads          Coopers & Lybrand L.L.P.       Distributors, Inc.
  Richard N. Silverman               Boston, MA                   Ft. Lauderdale, FL      Via Mizner Financial Plaza
    J. Brendan Swan                                                                       700 South Federal Highway
                                     CUSTODIAN                                               Boca Raton, FL 33432
                           Brown Brothers Harriman & Co.                                        1-800-456-5111
                                     Boston, MA

EXPENSE INFORMATION

    The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in each Fund. The information is based on each Funds' expenses during fiscal year 1996.

                        SHAREHOLDER TRANSACTION EXPENSES

                                                               MAXIMUM SALES LOAD     MAXIMUM CONTINGENT
                                                              IMPOSED ON PURCHASES   DEFERRED SALES CHARGE
                                                                   (AS A % OF         (AS A % OF ORIGINAL
                                                                OFFERING PRICE)         PURCHASE PRICE)
                                                              --------------------   ---------------------
IVY BOND FUND
  Class A...................................................          4.75%(1)               None(2)
  Class B...................................................          None                   5.00%(3)
  Class C...................................................          None                   1.00%(4)
  Class I...................................................          None                   None
IVY EMERGING GROWTH FUND
  Class A...................................................          5.75%(1)               None(2)
  Class B...................................................          None                   5.00%(3)
  Class C...................................................          None                   1.00%(4)
IVY GROWTH FUND
  Class A...................................................          5.75%(1)               None(2)
  Class B...................................................          None                   5.00%(3)
  Class C...................................................          None                   1.00%(4)
IVY GROWTH WITH INCOME FUND
  Class A...................................................          5.75%(1)               None(2)
  Class B...................................................          None                   5.00%(3)
  Class C...................................................          None                   1.00%(4)

None of the Funds charges a redemption fee, an exchange fee, or a sales load on reinvested dividends.
---------------

(1) Class A shares may be purchased under a variety of plans that provide for the reduction or elimination of the sales charge.
(2) A contingent deferred sales charge ("CDSC") may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Purchases of Class A Shares at Net Asset Value" and "Contingent Deferred Sales
       Charge -- Class A Shares."
(3) The maximum CDSC on Class B shares applies to redemptions during the first year after purchase. The charge declines to 4% during the second year; 3% during the third and fourth years; 2% during the fifth year; 1% during the sixth year;
       and 0% in the seventh year and thereafter.
(4) The CDSC on Class C shares applies to redemptions during the first year after purchase.

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                           12B-1 SERVICE/              TOTAL FUND
                                                              MANAGEMENT    DISTRIBUTION     OTHER     OPERATING
                                                                 FEES           FEES        EXPENSES    EXPENSES
                                                              ----------   --------------   --------   ----------
IVY BOND FUND
  Class A...................................................     0.75%           0.25%        0.56%       1.56%
  Class B...................................................     0.75%           1.00%(2)     0.54%       2.29%
  Class C(1)................................................     0.75%           1.00%(2)     0.60%       2.35%
  Class I...................................................     0.75%           0.00%        0.47%(3)    1.22%
IVY EMERGING GROWTH FUND
  Class A...................................................     0.85%           0.25%        0.66%       1.76%
  Class B...................................................     0.85%           1.00%(2)     0.67%       2.52%
  Class C(1)................................................     0.85%           1.00%(2)     0.67%       2.52%
IVY GROWTH FUND
  Class A...................................................     0.85%           0.05%(4)     0.55%       1.45%
  Class B...................................................     0.85%           1.00%(2)     0.52%       2.37%
  Class C(1)................................................     0.85%           1.00%(2)     0.59%       2.44%
IVY GROWTH WITH INCOME FUND
  Class A...................................................     0.75%(5)        0.20%(4)     0.76%       1.71%
  Class B...................................................     0.75%(5)        1.00%(2)     0.70%       2.45%
  Class C(1)................................................     0.75%(5)        1.00%(2)     1.17%       2.92%

---------------

(1)    The inception date for Class C shares was April 30, 1996.
       The expense ratios shown are estimates based on amounts incurred by the Fund during the year ended December 31, 1996. Class C shares of Ivy Growth with Income Fund outstanding as of April 29, 1996 were redesignated Class D shares. Class D shares are not available for sale.
(2) Long-term investors may, as a result of the Fund's 12b-1 fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of Fair
       Practice of the National Association of Securities Dealers,
       Inc. ("NASD").
(3) "Other Expenses" of Class I shares are lower than such expenses for Class A, Class B and Class C shares. See "Fund
       Administration and Accounting" and "Transfer Agent."
(4) Rule 12b-1 Service Fees paid by Class A shares may increase, but are subject to a maximum of 0.25%. See "Alternative
       Purchase Arrangements."
(5) Effective January 1, 1997, management fees for Ivy Growth with Income Fund were reduced to 0.75% of the Fund's average net assets. Management Fees and Total Fund Operating
       Expenses reflect what management fees and expenses for the year ended December 31, 1996 would have been had the management fee reduction been in effect.

                                    EXAMPLES

    The following tables list the expenses an investor would pay on a $1,000 investment, assuming (1) 5% annual return and (2) unless otherwise noted, redemption at the end of each time period. These examples further assume reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
IVY BOND FUND
  Class A*..................................................   $63       $ 94       $128        $224
  Class B...................................................   $73(1)    $102(2)    $143(3)     $244(4)
  Class B (no redemption)...................................   $23       $ 72       $123        $244(4)
  Class C...................................................   $34(5)    $ 73       $126        $269
  Class C (no redemption)...................................   $24       $ 73       $126        $269
  Class I***................................................   $12       $ 39       $ 67        $148
IVY EMERGING GROWTH FUND
  Class A**.................................................   $74       $110       $147        $253
  Class B...................................................   $76(1)    $108(2)    $154(3)     $267(4)
  Class B (no redemption)...................................   $26       $ 78       $134        $267(4)
  Class C...................................................   $36(5)    $ 78       $134        $286
  Class C (no redemption)...................................   $26       $ 78       $134        $286
IVY GROWTH FUND
  Class A**.................................................   $71       $101       $132        $221
  Class B...................................................   $74(1)    $104(2)    $147(3)     $248(4)
  Class B (no redemption)...................................   $24       $ 74       $127        $248(4)
  Class C...................................................   $35(5)    $ 76       $130        $278
  Class C (no redemption)...................................   $25       $ 76       $130        $278
IVY GROWTH WITH INCOME FUND
  Class A**.................................................   $75       $111       $150        $258
  Class B...................................................   $76(1)    $109(2)    $156(3)     $270(4)
  Class B (no redemption)...................................   $26       $ 79       $136        $270(4)
  Class C...................................................   $40(5)    $ 93       $159        $334
  Class C (no redemption)...................................   $30       $ 93       $159        $334

---------------

 * Assumes deduction of the maximum 4.75% initial sales charge at the time of purchase and no deduction of a CDSC at the time of redemption.
 ** Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a CDSC at the time of redemption.
*** Class I shares are not subject to an initial sales charge at the time of purchase, nor are they subject to the deduction of a CDSC at the time of redemption.
(1)    Assumes deduction of a 5% CDSC at the time of redemption.
(2)    Assumes deduction of a 3% CDSC at the time of redemption.
(3)    Assumes deduction of a 2% CDSC at the time of redemption.
(4) Assumes conversion to Class A shares at the end of the eighth year, and therefore reflects Class A expenses for years nine and ten.
(5)    Assumes deduction of a 1% CDSC at the time of redemption.

    The purpose of the foregoing tables is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The information presented in the tables does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Funds' fees and expenses, see the following sections of this
Prospectus: "Organization and Management of the Funds," "Initial Sales Charge Alternative -- Class A Shares," and "Contingent Deferred Sales Charge Alternative -- Class B and Class C Shares," and the following section of the
SAI: "Investment Advisory and Other Services."

THE FUNDS' FINANCIAL HIGHLIGHTS

    Unless otherwise noted, the tables that follow are for fiscal periods ending December 31 of each year. The accounting firm of Coopers & Lybrand L.L.P. has audited Ivy Bond Fund and Ivy Emerging Growth Fund since inception, and Ivy Growth Fund and Ivy Growth with Income Fund since December 31, 1992. Their report is included in the Funds' Annual Reports, which are incorporated by reference into the SAI. For periods prior to December 31, 1994, Ivy Bond Fund was known as Mackenzie Fixed Income Trust (d/b/a Ivy Bond Fund). The information for Ivy Growth Fund and Ivy Growth with Income Fund for fiscal periods prior to December 31, 1992 was audited by other independent accountants. The Funds' Annual Reports contain additional information about each Fund's performance, including a comparison to an appropriate securities index. For a copy of your Fund's Annual Report, call 1-800-777-6472.

    Expense and income ratios have been annualized for periods of less than one year. Beginning December 31, 1996, portfolio turnover rates have not been annualized for periods of less than one year. Total returns do not reflect sales charges, and are not annualized for periods of less than one year (unless otherwise noted). In addition, for fiscal years beginning on or after September 1, 1995, registered investment companies are required to disclose average commission rates per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

    As of December 31, 1996, no Class I shares of Ivy Bond Fund had been issued. Accordingly, no financial information for these shares is presented below.

IVY BOND FUND

                                                                                         CLASS A
                                                        ---------------------------------------------------------------------
                                                          1996       1995        1994(A)       1994(B)     1993(B)   1992(B)
                  SELECTED PER SHARE DATA               --------   --------      --------      --------    --------  --------
Net asset value, beginning of period....................$   9.78   $   9.01      $   9.38      $  10.34    $   9.95  $   9.61
                                                        --------   --------      --------      --------    --------  --------
 Income from investment operations
  Net investment income.................................     .72        .67(e)        .33(e)        .63         .55       .63(e)
  Net realized and unrealized gain (loss) on investments     .03        .84          (.29)         (.60)       1.00       .73
                                                        --------   --------      --------      --------    --------  --------
     Total from investment operations...................     .75       1.51           .04           .03        1.55      1.36
                                                        --------   --------      --------      --------    --------  --------
 Less distributions
  From net investment income............................     .72        .63           .32           .61         .64       .63
  In excess of net investment income....................     .01         --            --            --          --        --
  From net realized gain................................      --         --            --           .38         .52       .25
  In excess of net realized gain........................      --         --           .09            --          --        --
  From capital paid-in..................................      --        .11            --            --          --       .14
                                                        --------   --------      --------      --------    --------  --------
     Total distributions................................     .73        .74           .41           .99        1.16      1.02
                                                        --------   --------      --------      --------    --------  --------
Net asset value, end of period..........................$   9.80   $   9.78      $   9.01      $   9.38    $  10.34  $   9.95
                                                        ========   ========      ========      ========    ========  ========
Total return(%).........................................    8.06      17.41           .43          0.00       16.29     14.77
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)................$ 97,881   $108,840      $110,232      $120,073    $132,721  $102,328
Ratio of expenses to average
 net assets
 With expense reimbursement(%)..........................      --       1.54          1.50            --          --      1.50
 Without expense reimbursement(%).......................    1.56       1.54          1.52          1.45        1.49      1.55
Ratio of net investment income to average net assets(%).    7.36       7.09(e)       6.92(e)       6.19        6.42      6.92(e)
Portfolio turnover rate(%)..............................      90         93            44            78         134       129

                                                                                    CLASS A
                                                              ---------------------------------------------------
                                                                1990(B)         1989(B)      1988(B)      1987(B)
                  SELECTED PER SHARE DATA                     -----------       -------      -------      -------
Net asset value, beginning of period........................  $     10.59       $ 9.99       $ 9.39       $ 9.35
                                                              -----------       ------       ------       ------
 Income from investment operations
  Net investment income.....................................          .65(e)       .77(e)       .58(e)       .36(e)
  Net realized and unrealized gain (loss) on investments....         (.40)         .75          .81           --
                                                              -----------       ------       ------       ------
     Total from investment operations.......................          .25         1.52         1.39          .36
                                                              -----------       ------       ------       ------
 Less distributions
  From net investment income................................          .65          .79          .60          .32
  In excess of net investment income........................           --           --           --           --
  From net realized gain....................................           --           --          .19           --
  In excess of net realized gain............................           --           --           --           --
  From capital paid-in......................................          .35          .13           --           --
                                                              -----------       ------       ------       ------
     Total distributions....................................         1.00          .92          .79          .32
                                                              -----------       ------       ------       ------
Net asset value, end of period..............................  $      9.84       $10.59       $ 9.99       $ 9.39
                                                              ===========       ======       ======       ======
Total return(%).............................................         2.54        16.12        16.31         2.92
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $    70,670       $20,753      $5,075       $  217
Ratio of expenses to average
 net assets
 With expense reimbursement(%)..............................         1.36          .20         1.37         1.00
 Without expense reimbursement(%)...........................         1.73         2.04         4.61        32.89
Ratio of net investment income to average net assets(%).....         6.64(e)      8.08(e)      5.15(e)      3.80(e)
Portfolio turnover rate(%)..................................            0            0          145            0

                                                                        CLASS B                                  CLASS C
                                                   --------------------------------------------------            -------
                                                    1996          1995         1994(A)        1994(C)            1996(D)
              SELECTED PER SHARE DATA              ------        ------        -------        -------            -------
   Net asset value, beginning of period..........  $ 9.78        $ 9.01        $ 9.38         $ 9.82             $ 9.44
                                                   ------        ------        ------         ------             ------
    Income (loss) from investment operations
     Net investment income.......................     .64           .60(e)        .30(e)         .10                .39
     Net realized and unrealized gain (loss) on
      investments................................     .04           .84          (.29)          (.32)               .43
                                                   ------        ------        ------         ------             ------
        Total from investment operations.........     .68          1.44           .01           (.22)               .82
                                                   ------        ------        ------         ------             ------
    Less distributions
     From net investment income..................     .64           .56           .29            .14                .39
     In excess of net investment income..........     .02            --            --             --                .05
     From net realized gain......................      --            --            --            .08                 --
     In excess of net realized gain..............      --            --           .09             --                 --
     From capital paid-in........................      --           .11            --             --                 --
                                                   ------        ------        ------         ------             ------
        Total distributions......................     .66           .67           .38            .22                .44
                                                   ------        ------        ------         ------             ------
   Net asset value, end of period................  $ 9.80        $ 9.78        $ 9.01         $ 9.38             $ 9.82
                                                   ======        ======        ======         ======             ======
   Total return(%)...............................    7.25         16.54           .06          (2.24)              8.81
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)......  $5,300        $5,184        $2,420         $  761             $  618
   Ratio of expenses to average net assets
    With expense reimbursement(%)................      --          2.29          2.25             --                 --
    Without expense reimbursement(%).............    2.29          2.29          2.27           2.20               2.35
   Ratio of net investment income to average net
    assets(%)....................................    6.62          6.34(e)       6.17(e)        5.44               6.56
   Portfolio turnover rate(%)....................      90            93            44             78                 90

---------------

(a)    For the six months ended December 31, 1994.
(b)    For the year ended June 30.
(c)    From April 1, 1994 (commencement of operations) to June 30,
       1994.
(d)    From April 30, 1996 (commencement of operations) to December
       31, 1996.
(e)    Net investment income is net of expenses reimbursed by Ivy
       Management, Inc. ("IMI").

IVY EMERGING GROWTH FUND

                                                                            CLASS A
                                                      ----------------------------------------------------
                                                       1996           1995           1994          1993(A)
   SELECTED PER SHARE DATA                            -------        -------        -------        -------
   Net asset value, beginning of period...........    $ 24.12        $ 18.38        $ 17.93        $ 10.00
                                                      -------        -------        -------        -------
    Income from investment operations
      Net investment loss.........................       (.35)          (.24)          (.24)(b)       (.07)(b)
      Net realized and unrealized gain on
       investments................................       4.84           7.90            .82           8.29
                                                      -------        -------        -------        -------
       Total from investment operations...........       4.49           7.66            .58           8.22
                                                      -------        -------        -------        -------
    Less distributions
      From net realized gain......................       2.07           1.92             --            .29
      From capital paid-in........................         --             --            .13             --
                                                      -------        -------        -------        -------
       Total distributions........................       2.07           1.92            .13            .29
                                                      -------        -------        -------        -------
   Net asset value, end of period.................    $ 26.54        $ 24.12        $ 18.38        $ 17.93
                                                      =======        =======        =======        =======
   Total return(%)................................      18.52          42.07           3.29          45.33(c)
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).......    $55,944        $39,456        $21,493        $14,212
   Ratio of expenses to average net assets
    With expense reimbursement(%).................         --             --           2.20           1.93
    Without expense reimbursement(%)..............       1.76           1.95           2.22           2.33
   Ratio of net investment loss to average net
    assets(%).....................................      (1.31)         (1.39)         (1.72)(b)      (1.30)(b)
   Portfolio turnover rate(%).....................         68             86             67             41
   Average commission rate........................    $ .0601            N/A            N/A            N/A

                                                                            CLASS B                              CLASS C
                                                      ---------------------------------------------------        -------
                                                       1996           1995           1994         1993(D)        1996(E)
   SELECTED PER SHARE DATA                            -------        -------        ------        -------        -------
   Net asset value, beginning of period...........    $ 24.12        $ 18.38        $17.93        $18.21         $29.69
                                                      -------        -------        ------        ------         ------
    Income (loss) from investment operations
      Net investment loss.........................       (.40)          (.35)         (.29)(b)      (.04)(b)       (.14)
      Net realized and unrealized gain (loss) on
       investments................................       4.68           7.85           .74           .03          (1.19)
                                                      -------        -------        ------        ------         ------
       Total from investment operations...........       4.28           7.50           .45          (.01)         (1.33)
                                                      -------        -------        ------        ------         ------
    Less distributions
      From net realized gain......................       2.07           1.76            --           .27           2.07
                                                      -------        -------        ------        ------         ------
       Total distributions........................       2.07           1.76            --           .27           2.07
                                                      -------        -------        ------        ------         ------
   Net asset value, end of period.................    $ 26.33        $ 24.12        $18.38        $17.93         $26.29
                                                      =======        =======        ======        ======         ======
   Total return(%)................................      17.65          41.03          2.51           .05          (4.48)
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).......    $35,321        $13,985        $5,015        $1,216         $4,018
   Ratio of expenses to average net assets
    With expense reimbursement(%).................         --             --          2.95          2.68             --
    Without expense reimbursement(%)..............       2.52           2.70          2.97          3.08           2.52
   Ratio of net investment loss to average net
    assets(%).....................................      (2.07)         (2.14)        (2.47)(b)     (2.05)(b)      (2.07)
   Portfolio turnover rate(%).....................         68             86            67            41             68
   Average commission rate........................    $ .0601            N/A           N/A           N/A         $.0601

---------------

(a)    From March 3, 1993 (commencement of operations) to December
       31, 1993.
(b)    Net investment loss is net of expenses reimbursed by IMI.
(c) Total return from April 30, 1993 (when first offered for public sale) to December 31, 1993.
(d)    From October 23, 1993 (commencement of operations) to
       December 31, 1993.
(e)    From April 30, 1996 (commencement of operations) to December
       31, 1996.

IVY GROWTH FUND

                                                                                  CLASS A
                                         ------------------------------------------------------------------------------------------
                                           1996          1995          1994          1993          1992        1991          1990
SELECTED PER SHARE DATA                  --------      --------      --------      --------      --------    --------      --------
Net asset value, beginning of period...  $  16.75      $  13.91      $  15.14      $  14.98      $  16.91    $  14.41      $  15.57
                                         --------      --------      --------      --------      --------    --------      --------
 Income (loss) from investment
   operations
   Net investment income...............       .02           .05(a)        .05(a)        .10(a)        .17(a)      .27           .31
   Net realized and unrealized gain
    (loss) on investment
    transactions.......................      2.86          3.73          (.49)         1.74           .70        4.12          (.90)
                                         --------      --------      --------      --------      --------    --------      --------
    Total from investment operations...      2.88          3.78          (.44)         1.84           .87        4.39          (.59)
                                         --------      --------      --------      --------      --------    --------      --------
 Less distributions
   From net investment income..........       .02           .02           .05           .10           .15         .27           .33
   In excess of net investment
    income.............................       .11            --            --            --            --          --            --
   From net realized gain..............      1.74           .89           .74          1.58          2.65        1.62           .23
   In excess of net realized gain......        --           .03            --            --            --          --            --
   From capital paid-in................        --            --            --            --            --          --           .01
                                         --------      --------      --------      --------      --------    --------      --------
    Total distributions................      1.87           .94           .79          1.68          2.80        1.89           .57
                                         --------      --------      --------      --------      --------    --------      --------
Net asset value, end of period.........  $  17.76      $  16.75      $  13.91      $  15.14      $  14.98    $  16.91      $  14.41
                                         ========      ========      ========      ========      ========    ========      ========
Total return(%)........................     17.22         27.33         (2.97)        12.29          5.21       30.76         (3.76)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)............................  $314,908      $289,954      $231,446      $268,533      $226.068    $231,706      $185,511
Ratio of expenses to average net assets
 With expense reimbursement(%).........      1.45          1.59          1.38          1.33          1.32          --            --
 Without expense reimbursement(%)......      1.45          1.60          1.49          1.43          1.40        1.29          1.29
Ratio of net investment income to
 average net assets(%).................                     .32(a)        .32(a)        .64(a)        .98(a)     1.60          2.10
Portfolio turnover rate(%).............        72            41            39            77           138          79            67
Average commission rate................  $  .0439           N/A           N/A           N/A           N/A         N/A           N/A

                                                       CLASS A
                                         ------------------------------------
                                           1989          1988          1987
SELECTED PER SHARE DATA                  --------      --------      --------
Net asset value, beginning of period...  $  13.21      $  12.09      $  13.44
                                         --------      --------      --------
 Income (loss) from investment
   operations
   Net investment income...............       .44           .40           .32
   Net realized and unrealized gain
    (loss) on investment
    transactions.......................      3.16          1.10          (.46)
                                         --------      --------      --------
    Total from investment operations...      3.60          1.50          (.14)
                                         --------      --------      --------
 Less distributions
   From net investment income..........       .44           .38           .91
   In excess of net investment
    income.............................        --            --            --
   From net realized gain..............       .80            --           .30
   In excess of net realized gain......        --            --            --
   From capital paid-in................        --            --            --
                                         --------      --------      --------
    Total distributions................      1.24           .38          1.21
                                         --------      --------      --------
Net asset value, end of period.........  $  15.57      $  13.21      $  12.09
                                         ========      ========      ========
Total return(%)........................     27.24         12.40         (1.87)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)............................  $197,789      $172,163      $173,159
Ratio of expenses to average net assets
 With expense reimbursement(%).........        --            --            --
 Without expense reimbursement(%)......      1.33          1.35          1.27
Ratio of net investment income to
 average net assets(%).................      2.70          2.80          2.40
Portfolio turnover rate(%).............        86            84            74
Average commission rate................       N/A           N/A           N/A

                                                                                                              CLASS B
                                                                                                 ----------------------------------
                                                                                                   1996        1995          1994
SELECTED PER SHARE DATA                                                                          --------    --------      --------
Net asset value, beginning of period.......................................................      $  16.75    $  13.91      $  15.14
                                                                                                 --------    --------      --------
 Income (loss) from investment operations
   Net investment loss(a)..................................................................          (.13)       (.08)         (.04)
   Net realized and unrealized gain (loss) on investment transactions......................          2.81        3.71          (.54)
                                                                                                 --------    --------      --------
    Total from investment operations.......................................................          2.68        3.63          (.58)
                                                                                                 --------    --------      --------
 Less distributions
   From net investment income..............................................................            --          --            --
   In excess of net investment income......................................................            --          --            --
   From net realized gain..................................................................          1.74         .73           .52
   In excess of net realized gain..........................................................            --         .06           .13
                                                                                                 --------    --------      --------
    Total distributions....................................................................          1.74         .79           .65
                                                                                                 --------    --------      --------
Net asset value, end of period.............................................................      $  17.69    $  16.75      $  13.91
                                                                                                 ========    ========      ========
Total return(%)............................................................................         16.02       26.13         (3.90)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................................................      $  3,850    $  2,669      $  1,399
Ratio of expenses to average net assets
 With expense reimbursement(%).............................................................          2.37        2.55          2.34
 Without expense reimbursement(%)..........................................................          2.37        2.56          2.45
Ratio of net investment loss to average net assets(%)(a)...................................          (.79)       (.64)         (.64)
Portfolio turnover rate(%).................................................................            72          41            39
Average commission rate....................................................................      $  .0439         N/A           N/A

                                                                                                 CLASS B            CLASS C
                                                                                                 --------           --------
                                                                                                 1993(B)            1996(C)
SELECTED PER SHARE DATA                                                                          --------           --------
Net asset value, beginning of period.......................................................      $  16.42           $  18.46
                                                                                                 --------           --------
 Income (loss) from investment operations
   Net investment loss(a)..................................................................            --               (.06)
   Net realized and unrealized gain (loss) on investment transactions......................           .37               1.02
                                                                                                 --------           --------
    Total from investment operations.......................................................           .37                .96
                                                                                                 --------           --------
 Less distributions
   From net investment income..............................................................           .07                 --
   In excess of net investment income......................................................            --                .09
   From net realized gain..................................................................          1.58               1.74
   In excess of net realized gain..........................................................            --                 --
                                                                                                 --------           --------
    Total distributions....................................................................          1.65               1.83
                                                                                                 --------           --------
Net asset value, end of period.............................................................      $  15.14           $  17,59
                                                                                                 ========           ========
Total return(%)............................................................................          2.34               5.20
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................................................      $     65           $     90
Ratio of expenses to average net assets
 With expense reimbursement(%).............................................................          2.31               2.44
 Without expense reimbursement(%)..........................................................          2.44               2.44
Ratio of net investment loss to average net assets(%)(a)...................................          (.33)              (.86)
Portfolio turnover rate(%).................................................................            77                 72
Average commission rate....................................................................           N/A           $  .0439

---------------

(a) Net investment income (loss) is net of expenses reimbursed by IMI.
(b)    From October 23, 1993 (commencement of operations) to
       December 31, 1993.
(c)    From April 30, 1996 (commencement of operations) to December
       31, 1996.

IVY GROWTH WITH INCOME FUND *

                                                                         CLASS A
                                  --------------------------------------------------------------------------------------
                                   1996       1995       1994       1993       1992       1991         1990      1989(A)
SELECTED PER SHARE DATA           -------    -------    -------    -------    -------    -------      -------    -------
Net asset value, beginning of
  period........................  $ 10.98    $  9.08    $  9.70    $  9.21    $  9.74    $  7.79      $  8.13   $ 10.32
                                  -------    -------    -------    -------    -------    -------      -------    -------
 Income (loss) from investment
   operations
   Net investment income........      .08        .11        .17        .08        .07        .09(c)       .16       .45
   Net realized and unrealized
    gain (loss) on investment
    transactions................     2.16       2.13       (.36)      1.30        .18       2.72         (.18)     1.42
                                  -------    -------    -------    -------    -------    -------      -------    -------
    Total from investment
      operations................     2.24       2.24       (.19)      1.38        .25       2.81         (.02)     1.87
                                  -------    -------    -------    -------    -------    -------      -------    -------
 Less distributions
   From net investment income...      .08        .08        .17        .06        .07        .09          .18      1.08
   In excess of net investment
    income......................      .03         --        .01         --         --         --           --        --
   From net realized gain.......     1.73        .26        .25        .83        .71        .77          .14      2.98
                                  -------    -------    -------    -------    -------    -------      -------    -------
    Total distributions.........     1.84        .34        .43        .89        .78        .86          .32      4.06
                                  -------    -------    -------    -------    -------    -------      -------    -------
Net asset value, end of
 period.........................  $ 11.38    $ 10.98    $  9.08    $  9.70    $  9.21    $  9.74      $  7.79   $  8.13
                                  =======    =======    =======    =======    =======    =======      =======    =======
Total return(%).................    20.46      24.93      (2.03)     15.07       2.61      36.33         (.18)    18.06
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands).....................  $63,219    $59,054    $26,017    $22,669    $19,045    $17,063      $ 9,989   $21,258
Ratio of expenses to average net
 assets(%)......................     1.81       1.96       1.84       2.14       1.94       1.50(d)      1.48      1.36
Ratio of net investment income
 to average net assets(%).......      .68       1.06       1.83        .88        .73       1.10(c)      1.70      4.00
Portfolio turnover rate(%)......      138         81         36         85        163        113           68        73
Average commission rate.........  $ .0580        N/A        N/A        N/A        N/A        N/A          N/A       N/A

                                       CLASS A
                                  ------------------
                                   1988       1987
SELECTED PER SHARE DATA           -------    -------
Net asset value, beginning of
  period........................ $   9.05   $  12.56
                                 --------   --------
 Income (loss) from investment
   operations
   Net investment income........      .55        .49
   Net realized and unrealized
    gain (loss) on investment
    transactions................     1.44       (.28)
                                 --------   --------
    Total from investment
      operations................     1.99        .21
                                 --------   --------
 Less distributions
   From net investment income...      .55        .92
   In excess of net investment
    income......................       --         --
   From net realized gain.......      .17       2.80
                                 --------   --------
    Total distributions.........      .72       3.72
                                 --------   --------
Net asset value, end of
 period......................... $  10.32   $   9.05
                                 ========   ========
Total return(%).................    21.96        .78
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)..................... $109,507   $100,080
Ratio of expenses to average net
 assets(%)......................     1.26       1.22
Ratio of net investment income
 to average net assets(%).......     4.80       3.00
Portfolio turnover rate(%)......       58         69
Average commission rate.........      N/A        N/A

                                                                              CLASS B                                     CLASS C
                                                         -------------------------------------------------                -------
                                                          1996          1995          1994         1993(B)                1996(E)
SELECTED PER SHARE DATA                                  ------        ------        ------        -------                -------
Net asset value, beginning of period.................    $10.98        $ 9.08        $ 9.70        $10.43                 $11.73
                                                         ------        ------        ------        ------                 ------
 Income (loss) from investment operations
   Net investment income.............................      (.01)          .03           .09            --                   (.08)
   Net realized and unrealized gain (loss) on
    investment transactions..........................      2.15          2.13          (.36)          .05                   1.53
                                                         ------        ------        ------        ------                 ------
    Total from investment operations.................      2.14          2.16          (.27)          .05                   1.45
                                                         ------        ------        ------        ------                 ------
 Less distributions
   From net investment income........................        --           .01           .09           .01                     --
   In excess of net investment income................       .08            --           .01            --                    .08
   From net realized gain............................      1.68           .25           .25           .77                   1.73
                                                         ------        ------        ------        ------                 ------
    Total distributions..............................      1.76           .26           .35           .78                   1.81
                                                         ------        ------        ------        ------                 ------
Net asset value, end of period.......................    $11.36        $10.98        $ 9.08        $ 9.70                 $11.37
                                                         ======        ======        ======        ======                 ======
Total return(%)......................................     19.59         23.94         (2.88)          .61                  12.37
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands).............    $13,473       $8,868        $5,849        $  888                 $   28
Ratio of expenses to average net assets(%)...........      2.55          2.75          2.70          3.09                   3.02
Ratio of net investment income (loss) to average net
 assets(%)...........................................      (.06)          .27           .97          (.07)                  (.53)
Portfolio turnover rate(%)...........................       138            81            36            85                    138
Average commission rate..............................    $.0580           N/A           N/A           N/A                 $.0580

---------------

* These figures are adjusted to reflect a ten-for-one stock split on June 30, 1989. Grantham, Mayo, Van Otterloo & Co.
       was subadviser to Ivy Growth with Income Fund from 4/1/84 through 6/30/89. Ivy Growth with Income Fund was formerly known as "Ivy Institutional Investors Fund".
(a) Per share amounts have been computed using average monthly shares.
(b)    From October 23, 1993 (commencement of operations) to
       December 31, 1993.
(c)    Net investment income is net of expenses reimbursed by IMI.
(d) The ratio of expenses to average net assets is net of the expenses reimbursed by IMI. If the IMI had not reimbursed expenses during the year ended December 31, 1991, the ratio of expenses to average net assets would have been 1.61%.
(e)    From April 30, 1996 (commencement of operations) to December
       31, 1996.

INVESTMENT OBJECTIVES AND POLICIES

    Each Fund has its own investment objective and policies, which are described below. Each Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Except for a Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Board of Trustees of the Trust ("Trustees") without shareholder approval. There can be no assurance that a Fund's objective will be met. The different types of securities and investment techniques used by the Funds involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment Techniques," below, and the SAI.

    Whenever an investment objective, policy or restriction of a Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

    IVY BOND FUND: Ivy Bond Fund seeks a high level of current income by investing primarily in (i) investment-grade corporate bonds (those rated Aaa, Aa, A or Baa by Moody's Investors Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P"), or, if unrated, are considered by IMI to be of comparable quality) and (ii) U.S. Government securities (including mortgage-backed securities issued by U.S. Government agencies or instrumentalities) that mature in more than 13 months. As a fundamental policy, the Fund normally invests at least 65% of its total assets in these fixed income securities. For temporary defensive purposes, the Fund may invest without limit in U.S. Government securities maturing in 13 months or less, certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. The Fund may also invest up to 35% of its total assets in such money market securities in order to meet redemptions or to maximize income to the Fund while it is arranging longer-term investments.

    The Fund may invest up to 35% of its net assets in corporate debt securities, including zero-coupon bonds, rated Ba or below by Moody's or BB or below by S&P, or, if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. During the twelve months ended December 31, 1996, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentages of its total assets invested in debt securities rated in the categories indicated (all ratings are by either Moody's or S&P, whichever rating is higher): 3.7% in securities rated Aaa/AAA; 0% in securities rated Aa/AA; 1.9% in securities rated A/A; 60.4% in securities rated Baa/BBB; 14.2% in securities rated Ba/BB; 16.3% in securities rated B/B; 0.7% in securities rated Caa/CCC; and 0% in securities that were unrated. The asset composition of the Fund subsequent to the period indicated may or may not approximate these figures. See Appendix A in the SAI for a description of Moody's and S&P's corporate bond ratings.

    The Fund may invest up to 5% of its assets in dividend-paying common and preferred stocks (including adjustable rate preferred stocks and securities convertible into common stocks), municipal bonds, zero coupon bonds, and securities sold on a "when-issued" or firm commitment basis. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks up to 10% of the value of its total assets.

    The Fund may invest up to 20% of its net assets in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs") and Global Depository Shares ("GDSs"), Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund may also enter into forward foreign currency contracts, but not for speculative purposes. The Fund may not invest more than 10% of the value of its net assets in illiquid securities, such as securities subject to legal or contractual restrictions on resale ("restricted securities"), repurchase agreements maturing in more than seven days and other securities that are not readily marketable, and in any case may not invest more than 5% of its net assets in restricted securities.

    The Fund may purchase put and call options, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in interest rate futures contracts, currency futures contracts and options on interest rate futures and currency futures contracts.

    IVY EMERGING GROWTH FUND, IVY GROWTH FUND AND IVY GROWTH WITH INCOME
FUND: Each Fund's principal investment objective is long-term capital growth primarily through investment in equity securities, with current income being a secondary consideration. Ivy Growth with Income Fund has tended to emphasize dividend-paying stocks more than the other two Funds. Under normal conditions, each Fund invests at least 65% of its total assets in common stocks and securities convertible into common stocks. Ivy Growth Fund and Ivy Growth with Income Fund invest primarily in common stocks of domestic corporations with low price-earnings ratios and rising earnings, focusing on established, financially secure firms with capitalizations over $100 million and more than three years of operating history. Ivy Emerging Growth Fund invests primarily in common stocks (or securities with similar characteristics) of small and medium-sized companies, both domestic and foreign, that are in the early stages of their life cycles and that IMI believes have the potential to become major enterprises.

    All of the Funds may invest up to 25% of their assets in foreign equity securities, primarily those traded in European, Pacific Basin and Latin American markets, some of which may be emerging markets involving special risks, as described below. Individual foreign securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.

    When circumstances warrant, each Fund may invest without limit in investment-grade debt securities (e.g., U.S. Government securities or other corporate debt securities rated at least Baa by Moody's or BBB by S&P, or, if unrated, are considered by IMI to be of comparable quality), preferred stocks, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

    Ivy Growth with Income Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). Ivy Growth Fund may invest up to

5% of its net assets in these low-rated debt securities. Neither Fund will invest in debt securities rated less than C by either Moody's or S&P. (As of December 31, 1996, neither Fund invested in low-rated debt securities).

    As a fundamental policy, each Fund may borrow up to 10% of the value of its total assets, but only for temporary purposes when it would be advantageous to do so from an investment standpoint. All of the Funds may invest up to 5% of their net assets in warrants. Each Fund may not invest more than 10% of its net assets in illiquid securities, such as securities subject to legal or contractual restrictions on resale ("restricted securities"), repurchase agreements maturing in more than seven days and other securities that are not readily marketable; and in any case may not invest more than 5% of its net assets in restricted securities. All of the Funds may enter into forward foreign currency contracts. Ivy Growth Fund and Ivy Growth with Income Fund may also invest in equity real estate investment trusts.

    Each of the Funds may write put options, with respect to not more than 10% of the value of its net assets, on securities and stock indices, and may write covered call options with respect to not more than 25% of the value of its net assets. Each Fund may purchase options, provided the aggregate premium paid for all options held does not exceed 5% of its net assets. For hedging purposes only, each Fund may enter into stock index futures contracts as a means of regulating its exposure to equity markets. A Fund's equivalent exposure in stock index futures contracts will not exceed 15% of its total assets.

RISK FACTORS AND INVESTMENT TECHNIQUES

    BANK OBLIGATIONS: The bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of the obligation is fully insured by the Federal Deposit Insurance Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

    BORROWING: Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

    COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies. Each Fund's investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P, or if not rated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

    CONVERTIBLE SECURITIES: The convertible securities in which the Funds may invest include corporate bonds, notes, debentures and other securities convertible into common stocks. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity security. Convertible securities usually provide a higher yield than the underlying equity, so the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

    DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

    U.S. GOVERNMENT SECURITIES: U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Such securities include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life (and increasing the security's price volatility.) Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

    INVESTMENT-GRADE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered "medium grade" obligations) generally have an adequate capacity to pay interest and repay principal, but lack outstanding investment characteristics and have some speculative characteristics.

    LOW-RATED DEBT SECURITIES: Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), are considered to have predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investors in those Funds that invest in these securities should be aware of the special risks associated with these securities.

    While high yield debt securities are likely to have some quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. IMI seeks to reduce risk through diversification (including investments in foreign securities), credit analysis and attention to current developments and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the affected Fund's best interest to retain or dispose of the security (unless the security is downgraded below the rating of C, in which case IMI most likely would dispose of the security based on then existing market conditions). For additional information regarding the risks associated with investing in high yield bonds, see the SAI (in particular, Appendix A, which contains a more complete description of the ratings assigned by Moody's and S&P).

    FOREIGN CURRENCY EXCHANGE TRANSACTIONS: A Fund usually effects its currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when a Fund converts assets from one currency to another. A Fund may also be affected unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

    FOREIGN SECURITIES: The foreign securities in which the Funds invest may include non-U.S. dollar-denominated securities, Eurodollar securities, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and debt securities issued, assumed or guaranteed by foreign governments (or political subdivisions or instrumentalities thereof). Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are generally associated with the Funds' investments.

    In many foreign countries there is less regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Funds may invest may be smaller, less liquid and subject to greater price volatility than those in the United States. Securities issued in emerging market countries, including the developing countries of Latin America and Eastern Europe, may be even less liquid and more volatile than securities of issuers operating in more developed economies (e.g., countries in other parts of Europe). Generally, price fluctuations in the Funds' foreign security holdings are likely to be high relative to those of securities issued in the United States.

    Other risks include the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), difficulties in pricing, default in foreign government securities, high rates of inflation, difficulties in enforcing foreign judgments, political or social instability, or other developments that could adversely affect the Funds' foreign investments.

    The risks of investing in foreign securities (described above) are likely to be intensified in the case of investments in issuers domiciled or doing substantial business in countries with emerging or developing economies ("emerging markets"). For example, countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause a Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

    In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. In order for these emerging economies to continue to expand and develop industry, infrastructure and currency reserves, continued influx of capital is essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Funds and their shareholders will benefit. IMI believes that similar investment opportunities will be created for companies involved in providing consumer goods and services (e.g., food, beverages, autos, housing, tourism and leisure and merchandising).

    FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

    OPTIONS AND FUTURES TRANSACTIONS: The Funds may use various techniques to increase or decrease their exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect the value of the Funds' securities. These techniques may involve derivative transactions such as purchasing put and call options, selling put and call options, and engaging in transactions in foreign currency futures, stock index futures and related options.

    Each Fund may invest in options on securities in accordance with its stated investment objective and policies. A put option is a short-term contract that gives the purchaser of the option, in return for a premium, the right to sell the underlying security or currency to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right to buy the underlying security or currency from the seller of the option at a specified price during the term of the option. An option on a stock index gives the purchaser the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

    Each Fund may also enter into futures transactions in accordance with its stated investment objective and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A foreign currency futures contract is an agreement to buy or sell a specified amount of a foreign currency for a set price on a future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

    Investors should be aware that the risks associated with the use of options and futures are considerable. Options and futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to a Fund if IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. A Fund may also experience a significant loss if it is unable to close a particular position due to the lack of a liquid secondary market. For further information regarding the use of options and futures transactions and any associated risks, see the SAI.

    REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Equity REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption under the Investment Company Act of 1940, as amended (the "1940 Act"). By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

    REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and agreed-upon yield. Each Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. A Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

    RESTRICTED AND ILLIQUID SECURITIES: An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security on its books. A "restricted security" is a security that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended, and is considered to be illiquid until such filing takes place. There may be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell the security. If adverse market conditions were to develop during that period, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. In addition, issuers of restricted and other illiquid securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded. Securities whose proceeds are subject to limitations on repatriation of principal or profits for more than seven days, and those for which market quotations are not readily available, are considered illiquid for purposes of the percentage limitations that apply to each Fund's investment in illiquid securities.

    SMALL COMPANIES: Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs associated with trading in smaller company stocks may be higher than those of larger companies.

    "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS: Purchasing securities on a "when-issued" or firm commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

    ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations in response to changing interest rates than debt securities that distribute income regularly. In addition, for Federal income tax purposes, a Fund generally recognizes and is required to distribute income generated by zero coupon bonds currently in the amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.

ORGANIZATION AND MANAGEMENT OF THE FUNDS

    Each Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. The business and affairs of each Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 16 separate portfolios. For periods prior to December 31, 1994, Ivy Bond Fund was known as Mackenzie Fixed Income Trust (d/b/a Ivy Bond Fund). Each Fund has three classes of shares, designated as Class A, Class B and Class C. Ivy Bond Fund has a fourth class of shares designated as Class I; and Ivy Growth with Income Fund has a fourth class of shares designated as Class D (the shares of which are not available for sale). Shares of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for Class I, has a different Rule 12b-1 distribution plan and bears different distribution fees. In addition, Class I shares of Ivy Bond Fund bear lower administrative service and transfer agency fees than the Fund's Class A, Class B and Class C shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

    The Trust employs IMI to provide business management and investment advisory services, Mackenzie Investment Management Inc. ("MIMI") to provide administrative and accounting services, Ivy Mackenzie Distributors, Inc. ("IMDI") to distribute the Funds' shares and Ivy Mackenzie Services Corp. ("IMSC") to provide transfer agent and shareholder-related services for the Funds. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. Until December 31, 1994, MIMI served as investment adviser to Ivy Bond Fund. As of March 31, 1997, IMI and MIMI had approximately $2.70 billion and $145 million, respectively, in assets under management. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years.

INVESTMENT MANAGER

    For IMI's business management and investment advisery services, each Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets. Ivy Bond Fund pays a fee that is equal, on an annual basis, to 0.75% of the first $100 million in average net assets, reduced to 0.50% of average net assets in excess of $100 million. For the year ended December 31, 1996, Ivy Bond Fund paid IMI an effective investment management fee of 0.75% of the Fund's average net assets. Ivy Emerging Growth Fund and Ivy

Growth Fund each pay a fee that is equal, on an annual basis, to 0.85% of its average net assets. Ivy Growth with Income Fund pays a fee that is equal, on an annual basis, to 0.75% of its average net assets.

    IMI pays all expenses that it incurs in rendering management services to the Funds. Each Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne solely by that Fund (or class) directly. The fees payable to IMI are subject to any reimbursement or fee waiver to which IMI may agree.

    PORTFOLIO MANAGEMENT: The following individuals have responsibilities for management of the Funds:

    - James W. Broadfoot, an Executive Vice President and Chief Investment Officer of IMI, has been a portfolio manager for Ivy Emerging Growth Fund since the Fund's inception in 1993, Ivy Growth Fund since 1994 and Ivy Growth with Income Fund since 1997. Prior to joining the organization in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in small capitalization companies. Mr. Broadfoot has 24 years of professional investment experience. He earned an MBA from The Wharton School of The University of Pennsylvania and is a Chartered Financial Analyst.

    - Frank DuMond is a portfolio manager for Ivy Growth Fund and Ivy Growth with Income Fund. Mr. DuMond has served as portfolio manager since 1997, and prior to that served as a research analyst from 1994 through 1996. Mr. DuMond joined the organization in 1994 and has four years of professional investment experience. He holds a Bachelor of Science degree from the Massachusetts Institute of Technology.

    - Leslie A. Ferris, a Senior Vice President of IMI, has been a portfolio manager for Ivy Bond Fund since 1993. Ms. Ferris joined the organization in 1988 and has 15 years of professional investment experience. She is a Chartered Financial Analyst and holds an MBA degree from the University of Chicago. From 1982 to 1988 she was a portfolio manager at Kemper Financial Services, Inc.

    - Barbara Trebbi, a Senior Vice President of IMI, joined the organization in 1988 and has nine years of professional investment experience. She has been a portfolio manager for Ivy Growth Fund since 1993. She is a Chartered Financial Analyst and holds a Graduate Diploma from the London School of Economics.

FUND ADMINISTRATION AND ACCOUNTING

    MIMI provides various administrative services for the Funds, such as maintaining the registration of Fund shares under state "Blue Sky" laws, and assisting with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the average net assets attributable to each Fund's Class A, Class B and Class C shares are subject to a fee accrued daily and paid monthly at the annual rate of 0.10%. The net assets attributable to Ivy Bond Fund's Class I shares are subject to a fee at the annual rate of 0.01%.

    MIMI also provides certain accounting and pricing services for the Funds (see "Fund Accounting Services" in the SAI for more information).

TRANSFER AGENT

    IMSC is the transfer and dividend-paying agent for the Funds, and also provides certain shareholder-related services. Certain broker-dealers that maintain shareholder accounts with the Funds through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).

ALTERNATIVE PURCHASE ARRANGEMENTS

    CLASS A SHARES: Class A shares are subject to an initial sales charge unless the amount you purchase is $500,000 or more (see "Contingent Deferred Sales Charge -- Class A Shares"). Certain purchases qualify for a reduced initial sales charge (see "Qualifying for a Reduced Sales Charge"). Class A shares are subject to ongoing service fees at an annual rate of 0.25% of a Fund's average net assets attributable to its Class A shares. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

    CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge, but are subject to a CDSC if redeemed within six years of purchase, in the case of Class B shares, or within one year of purchase, in the case of Class C shares. Both classes of shares are subject to ongoing service and distribution fees at a combined annual rate of up to 1.00% of a Fund's average net assets attributable to its Class B or Class C shares. The ongoing distribution fee will cause these shares to have a higher expense ratio than that of Class A shares. Also, to the extent that a Fund pays any dividends, these higher expenses will result in lower dividends than those paid on Class A shares.

    CLASS I SHARES: Class I shares are offered by Ivy Bond Fund only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower administrative services fees and transfer agency fees than Class A, Class B and Class C shares.

    FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE: The multi-class structure of the Funds allows you to choose the most beneficial way to buy shares given the size of your purchase and the length of time you expect to hold your shares. You should consider whether, during the anticipated life of your Fund investment, the accumulated service and distribution fees on Class B and Class C shares would be less than the initial sales charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential would be offset by the Class A shares' potentially higher yield. Also, sales personnel may receive different compensation depending on which class of shares they are selling. The tables under the caption "Annual Fund Operating Expenses" at the beginning of this Prospectus contain additional information that is designed to assist you in making this determination.

DIVIDENDS AND TAXES

    Distributions you receive from a Fund are reinvested in additional shares of the same class of a Fund unless you elect to receive them in cash. Because of the higher expenses associated with Class B and Class C shares, any dividend on these shares will be lower than on Class A and Class I shares.

    Ivy Growth with Income Fund intends normally to declare a daily dividend, and pay accumulated dividends quarterly. If a shareholder of the Fund redeems all of his/her shares at any time prior to payment of a distribution, all declarations accrued to the date of redemption are paid in addition to the redemption proceeds. Ivy Emerging Growth Fund and Ivy Growth Fund intend to make a distribution for each fiscal year of any net investment income and net realized short-term capital gain, as well as any net long-term capital gain realized during the year. In order to provide steady cash flow to shareholders, Ivy Bond Fund intends normally to make monthly distributions of the Fund's net investment income. The Fund intends to make a distribution for each fiscal year of any remaining net investment income and net realized short-term capital gain, as well as net long-term capital gain realized during the year. Any Fund may make an additional distribution of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Code.

    TAXATION: The following discussion is intended for general information only. You should consult with your tax adviser as to the tax consequences of an investment in a particular Fund, including the status of distributions from the Fund under applicable state or local law.

    Each Fund intends to qualify annually as a regulated investment company under the Code. To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any Federal income or excise tax.

    Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

    Investments in securities that are issued at a discount will result each year in income to a Fund equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

    Income and gains received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Unless a Fund is eligible to and elects to "pass through" to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

    Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

    A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

    Fund distributions may be subject to state, local and foreign taxes. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.

PERFORMANCE DATA

    Performance information (e.g., "total return" and "yield") is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC. Performance information for each class may be compared in reports and promotional literature to indices such as the Standard and Poor's 500 Stock Index, Dow Jones Industrial Average, and Morgan Stanley Capital International World Index. Advertisements, sales literature and communications to shareholders may also contain statements of a Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Funds' different classes. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.

    "Total return" is the change in value of an investment in a Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where a Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

    "Current yield" reflects the income per share earned by a Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or distributions that were paid to a Fund's shareholders are reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by a Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The "current distribution rate" will differ from the "current yield" computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

HOW TO BUY SHARES

    OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make your check payable to the Fund in which you are investing. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:

    Regular Mail:

                          IVY MACKENZIE SERVICES CORP.
                                 P.O. BOX 3022
                           BOCA RATON, FL 33431-0922

    Courier:

                          IVY MACKENZIE SERVICES CORP.
                      700 SOUTH FEDERAL HIGHWAY, SUITE 300
                              BOCA RATON, FL 33432

    The Funds reserve the right to reject, for any reason, any purchase order.

    MINIMUM INVESTMENT POLICIES: The minimum initial investment is $1,000; the minimum additional investment is $100. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans").

    Accounts in Class I of Ivy Bond Fund can be opened with a minimum initial investment of $5,000,000; the minimum additional investment is $10,000. The minimum initial investment in Class I of Ivy Bond Fund may be spread over the thirteen-month period following the opening of the account.

    BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

    By Mail: Complete the investment slip attached to your statement, or write instructions including the account registration, fund number, and account number of the shares you wish to purchase. Send your check (payable to the Fund in which you are investing) and investment slip or written instructions to one of the addresses above.

    Through your Broker: Deliver the investment slip attached to your statement, or written instructions, along with your payment to your registered representative or selling broker.

    By Wire: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-800-777-6472. Wiring instructions are as follows:

                      FIRST UNION NATIONAL BANK OF FLORIDA
                                JACKSONVILLE, FL
                                 ABA#063000021
                             ACCOUNT #2090002063833
                             FOR FURTHER CREDIT TO:
                         YOUR IVY ACCOUNT REGISTRATION
                      YOUR FUND NUMBER AND ACCOUNT NUMBER

    By Automatic Investment Method: Complete Sections 6A and 7B on the Account Application (See "Automatic Investment Method" on page 21 for more information).

HOW YOUR PURCHASE PRICE IS DETERMINED

    Your purchase price for Class A shares of a Fund is the net asset value ("NAV") per share plus a sales charge, which may be reduced or eliminated in certain circumstances. The purchase price per share is known as the public offering price. Your purchase price for Class B and Class C shares (and Class I shares, in the case of Ivy Bond Fund) is the net asset value per share.

    Share purchases will be made at the next determined price after your purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the NAV. Any orders received after the time of the determination of the NAV will be entered at the next calculated price.

    Orders placed with a securities dealer before the NAV is determined and that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

    You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

HOW EACH FUND VALUES ITS SHARES

    The NAV per share is the value of one share. The NAV is determined for each Class of shares as of the close of the New York Stock Exchange on each day the Exchange is open by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

    The Trustees have established procedures to value a Fund's securities in order to determine the NAV. The value of a foreign security is determined as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the New York Stock Exchange, if that is earlier. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Securities and other assets for which market prices are not readily available are valued at fair value, as determined by IMI and approved in good faith by the Board. Money market instruments of a Fund are valued at amortized cost.

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

    Shares are purchased at a public offering price equal to their NAV per share plus a sales charge, as set forth below.

                                                       SALES CHARGE
                                             --------------------------------     PORTION OF
                                                  AS A                              PUBLIC
                                             PERCENTAGE OF    AS A PERCENTAGE   OFFERING PRICE
              IVY BOND FUND                      PUBLIC        OF NET AMOUNT     RETAINED BY
             AMOUNT INVESTED                 OFFERING PRICE      INVESTED           DEALER
             ---------------                 --------------   ---------------   --------------
Less than $100,000.......................         4.75%            4.99%             4.00%
$100,000 but less than $250,000..........         3.75%            3.90%             3.00%
$250,000 but less than $500,000..........         2.50%            2.56%             2.00%
$500,000 or over*........................         0.00%            0.00%             0.00%

                                                       SALES CHARGE
                                             --------------------------------     PORTION OF
        IVY EMERGING GROWTH FUND,                 AS A                              PUBLIC
           IVY GROWTH FUND AND               PERCENTAGE OF    AS A PERCENTAGE   OFFERING PRICE
       IVY GROWTH WITH INCOME FUND               PUBLIC        OF NET AMOUNT     RETAINED BY
             AMOUNT INVESTED                 OFFERING PRICE      INVESTED           DEALER
       ---------------------------           --------------   ---------------   --------------
Less than $50,000........................         5.75%            6.10%             5.00%
$50,000 but less than $100,000...........         5.25%            5.54%             4.50%
$100,000 but less than $250,000..........         4.50%            4.71%             3.75%
$250,000 but less than $500,000..........         3.00%            3.09%             2.50%
$500,000 or over*........................         0.00%            0.00%             0.00%

* A CDSC may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Contingent Deferred Sales Charge -- Class A Shares."

    Sales charges are not applied to any dividends or capital gains that are reinvested in additional shares of the Fund. An investor may be charged a transaction fee for Class A and Class I shares (in the case of Ivy Bond Fund) purchased or redeemed at NAV through a broker or agent other than IMDI.

    With respect to purchases of $500,000 or more through dealers or agents, IMDI may, at the time of purchase, pay such dealers or agents from its own resources a commission to compensate such dealers or agents for their distribution assistance in connection with such purchases. The commission would be computed as set forth below:

                              NAV COMMISSION TABLE

PURCHASE AMOUNT                                                      COMMISSION
---------------                                                      ----------
First  $3,000,000..................................................     1.00%
Next   $2,000,000..................................................      .50%
Over   $5,000,000..................................................      .25%

    Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the 1933 Act.

    IMDI compensates participating brokers who sell Class A shares through the initial sales charge. IMDI retains that portion of the initial sales charge that is not reallowed to the dealers, which it may use to distribute a Fund's Class A shares. Pursuant to a separate distribution plan for the Funds' Class A, Class B and Class C shares, IMDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Funds' Class A distribution plans, IMDI currently pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments.

    IMDI may from time to time pay a bonus or other incentive to dealers (other than IMDI) which employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI during a specified period of time. This bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the U.S. or other bonuses such as gift certificates or the cash equivalent of such bonus or incentive.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

    Purchases of $500,000 or more of Class A shares will be made at NAV with no initial sales charge, but if the shares are redeemed within 24 months after the end of the calendar month in which the purchase was made (the CDSC period), a CDSC of 1.00% will be imposed.

    The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends or capital gains which have been reinvested in additional Class A shares.

    In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."

    WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The CDSC is waived for: (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class A Fund account at the time of the initial distribution) (ia) following retirement under a tax qualified retirement plan, or (ib) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

    Class A shareholders may exchange their Class A shares subject to a CDSC ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie fund ("new Class A shares") on the basis of the relative NAV per Class A share, without the payment of any CDSC that would be due upon the redemption of the outstanding Class A shares. The original CDSC rate that would have been charged if the outstanding Class A shares were redeemed will carry over to the new Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

QUALIFYING FOR A REDUCED SALES CHARGE

    RIGHTS OF ACCUMULATION (ROA): Rights of Accumulation ("ROA") is calculated by determining the current market value of all Class A shares in all Ivy or Mackenzie fund accounts (except Ivy Money Market Fund) owned by you, your spouse, and your children under 21 years of age. ROA is also applicable to accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the Code). The current market value of each of your accounts as described above is added together and then added to your current purchase amount. If the combined total is equal or greater than a breakpoint amount for a Fund, then you qualify for the reduced sales charge. To reduce or eliminate the sales charge, you must complete Section 4C of the Account Application.

    LETTER OF INTENT (LOI): A Letter of Intent ("LOI") is a non-binding agreement that states your intention to invest in additional Class A shares, within a thirteen month period after the initial purchase, an amount equal to a breakpoint amount for a Fund. The LOI may be backdated up to 90 days. To sign an LOI, please complete Section 4C of the Account Application.

    Should the LOI not be fulfilled within the thirteen month period, your account will be debited for the difference between the full sales charge that applies for the amount actually invested and the reduced sales charge actually paid on purchases placed under the terms of the LOI.

    PURCHASES OF CLASS A SHARES AT NET ASSET VALUE: Investors who held Ivy Fund shares as of December 31, 1991, or who held shares of certain funds that were reorganized into an Ivy or Mackenzie fund, may be exempt from sales charges on the purchase of Class A shares of any of the Ivy or Mackenzie funds. If you believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.

    Class A shares of a Fund may be purchased without an initial sales charge or CDSC by (i) officers and Trustees of the Trust (and their relatives), (ii) officers, directors, employees, retired employees, legal counsel and accountants of IMI, MIMI, and MFC (and their relatives), and (iii) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person). In addition, certain investment advisors and financial planners who charge a management, consulting or other fee for their services and who place trades for their own accounts or the accounts of their clients may purchase Class A shares of a Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who maintains an omnibus account with that Fund. Also, clients of these advisors and planners may make purchases under the same conditions if the purchases are through the master account of such advisor or planner on the books of such broker or agent. This provision applies to assets of retirement and deferred compensation plans and trusts used to fund those plans including, but not limited to, those defined in
Section 401(a), 403(b) or 457 of the Code and "Rabbi Trusts" whose assets are used to purchase shares of a fund through the aforementioned channels.

    Class A shares of a Fund may be purchased at NAV by retirement plans qualified under section 401(a) or 403(b) of the Code or subject to the Employee Retirement Income Security Act of 1974, as amended. A CDSC of 1.00% will be imposed on such purchases in the event of certain plan-level redemption transactions within 24 months following such purchases. Class A shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if the Plan has at least $3 million in assets or 500 or more eligible employees. Class B shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "GROUP SYSTEMATIC INVESTMENT PROGRAM" in the Fund's SAI.

    If investments by retirement plans at NAV are made through a dealer who has executed a dealer agreement with respect to a Fund, IMDI may, at the time of purchase, pay the dealer out of IMDI's own resources a commission to compensate the dealer for its distribution assistance in connection with the retirement plan's investment. Refer to the NAV Commission Table on page 16 of this Prospectus. A CDSC of 1.00% will be imposed on such purchases in the event of certain redemption transactions within 24 months following such purchases. Please contact IMDI for additional information.

    Class A shares can also be purchased without an initial sales charge, but subject to a CDSC of 1.00% during the first 24 months, by: (a) any state, county or city (or any instrumentality, department, authority or agency of such entities) that is prohibited by applicable investment laws from paying a sales charge or commission when purchasing shares of a registered investment management company (an "eligible governmental authority"), and (b) trust companies, bank trust departments, credit unions, savings and loans and other similar organizations in their fiduciary capacity or for their own accounts, subject to any minimum requirements set by IMDI (currently, these criteria require that the amount invested or to be invested in the subsequent 13-month period totals at least $250,000). In either case, IMDI may pay commissions to dealers that provide distribution assistance on the same basis as in the preceding paragraph.

    Class A shares of a Fund may also be purchased without a sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies. Additional information on reductions or waivers may be obtained from IMDI at the address listed on the cover of the Prospectus.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B AND CLASS C SHARES

    Class B and Class C shares are offered at NAV per share without a front end sales charge. Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including shares derived from dividends or capital gains reinvested. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the requisite maximum holding period or those you acquire through reinvestment of dividends or capital gain, and next from the shares you have held the longest during the requisite holding period.

    Proceeds from the CDSC are paid to IMDI. The proceeds are used, in whole or in part, to defray its expenses related to providing each Fund with distribution services in connection with the sale of Class B and Class C shares, such as compensating selected dealers and agents for selling these shares. The combination of the CDSC and the distribution and service fees makes it possible for a Fund to sell Class B or Class C shares without deducting a sales charge at the time of the purchase.

    In the case of Class B shares, the amount of the CDSC, if any, will vary depending on the number of months from the time you purchase your shares until the time you redeem them. Solely for purposes of determining this holding period, any purchases you make during the quarter will be aggregated and deemed to have been made on the last day of the quarter. In the case of Class C shares, solely for purposes of determining this holding period, any purchases you make during a month will be deemed to have been made on the last day of the month.

                                                   CONTINGENT DEFERRED
CLASS B SHARES:                                     SALES CHARGE AS A
                                                   PERCENTAGE OF DOLLAR
                                                    AMOUNT SUBJECT TO
YEAR SINCE PURCHASE                                       CHARGE
-------------------                                --------------------
First............................................             5%
Second...........................................             4%
Third............................................             3%
Fourth...........................................             3%
Fifth............................................             2%
Sixth............................................             1%
Seventh and thereafter...........................             0%

    IMDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares they have sold, and will receive the entire amount of the CDSC paid by shareholders on the redemption of Class B shares to finance the 4% commission and related marketing expenses.

    With respect to Class C shares, IMDI currently intends to pay to dealers a sales commission of 1% of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. IMDI will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

    Pursuant to separate distribution plans for the Funds' Class B and Class C shares, IMDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Under the Funds' Class B Plan, IMDI retains 0.75% of the continuing 1.00% service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments. Under the Class C Plan, IMDI pays continuing service/distribution fees to qualified dealers at an annual rate of 1.00% of qualified investments after the first year of investment (0.25% of which represents a service fee).

    CONVERSION OF CLASS B SHARES: Your Class B shares and an appropriate portion of both reinvested dividends and capital gains on those shares will be converted into Class A shares automatically no later than the month following eight years after the shares were purchased, resulting in lower annual distribution fees. If you exchanged Class B shares into a Fund from Class B shares of another Ivy or Mackenzie fund, the calculation will be based on the time the shares in the original fund were purchased.

    WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The CDSC is waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class B or Class C Fund account at the time of the initial distribution) (ia) following retirement under a tax qualified retirement plan, or (ib) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

    ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS: IMDI may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by IMDI. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the dealer during a particular period, and (ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

HOW TO REDEEM SHARES

    You may redeem your Fund shares through your registered securities representative, by mail, or by telephone. A CDSC may apply to certain Class A share redemptions, to Class B share redemptions prior to conversion and to Class C shares that are redeemed within one year of purchase. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day. IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE DATE OF PURCHASE. If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees; any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

    When shares are redeemed, a Fund generally sends you payment on the next business day. Under unusual circumstances, a Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

    If you are not certain of the requirements for a redemption, please contact IMSC at 1-800-777-6472.

    THROUGH YOUR REGISTERED SECURITIES DEALER: The Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV (less any applicable CDSC) determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.

    BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

    - Any outstanding certificate(s) for shares being redeemed.

    - A letter of instruction, including the account registration, fund number, account number, and dollar amount or number of shares to be redeemed.

    - Signatures of all registered owners whose names appear on the account.

    - Any required signature guarantees.

    - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations retirement plan trustees or others acting in representative capacities).

    The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

    Mail your request to IMSC at one of the addresses on page 15 of this Prospectus.

    BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

    Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

    Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

    Shares held in certificate form cannot be redeemed by telephone.

    If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

    Each Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a

Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    Receiving Your Proceeds by Federal Funds Wire: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

    In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

    Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

    Neither IMSC nor any of the Funds can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

    Due to the high cost of maintaining small accounts and subject to state law requirements, a Fund may redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months. A Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

SIGNATURE GUARANTEES

    For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

    - Redemption requests over $50,000.

    - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

    - Requests for redemption proceeds to be sent to an address other than the address of record.

    - Registration transfer requests.

    - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

    A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

    Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

    You have the option of selecting the distribution option that best suits your needs:

    AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional shares of the same class of a Fund unless you specify one of the other options.

    INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND -- Both dividends and capital gains are automatically invested at NAV in another Ivy or Mackenzie Fund of the same class.

    DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional shares of the same class of a Fund or another Ivy or Mackenzie Fund of the same class.

    DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

    If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer, ("EFT") or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.

    If you wish to have your cash distributions go to an address other than the address of record you must provide IMSC with a letter of instruction signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

    In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish a Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as a Fund may require, within 30 days of opening your new account, each Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

    You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

    Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the Account Application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with their Account Application, a completed IRS Form W-8.

CERTIFICATES

    In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

    Certificates requested by telephone for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

EXCHANGE PRIVILEGE

    Shareholders of a Fund have an exchange privilege with other Ivy and Mackenzie funds (except Ivy International Fund unless they have an existing Ivy International Fund account). The Funds reserve the right to reject, for any reason, any exchange order.

    Class A shareholders may exchange their outstanding Class A shares for Class A shares of another Ivy or Mackenzie fund on the basis of the relative NAV per Class A share, plus an amount equal to the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. Incremental sales charges are waived for outstanding Class A shares that have been invested for 12 months or longer.

    Class B (and Class C) shareholders may exchange their outstanding Class B (or Class C) shares for Class B (or Class C) shares of another Ivy or Mackenzie fund on the basis of the relative NAV per Class B (or Class C) share, without the payment of any CDSC that would otherwise be due upon the redemption of Class B (or Class C) shares. Class B shareholders who exercise the exchange privilege would continue to be subject to the original Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares.

    Class I shareholders may exchange their outstanding Class I shares for Class I shares of another Ivy or Mackenzie fund on the basis of the relative NAV per Class I share.

    Shares resulting from the reinvestment of dividends and other distributions will not be charged an initial sales charge or a CDSC when exchanged into another Ivy or Mackenzie fund.

    Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute an exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term movements in the market. The Funds reserve the right to limit the frequency of exchanges. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy or Mackenzie fund into which the exchange is made. It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of a Fund, a Fund may cancel the exchange privileges of any persons that, in the opinion of the Fund, are using market timing strategies or are making more than five exchanges per owner or controlling person per calendar year.

    With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any CDSC for future redemptions of the exchanged shares.

    An investor who was a shareholder of American Investors Income Fund, Inc. or American Investors Growth Fund, Inc. prior to October 31, 1988, or a shareholder of the Ivy Funds prior to December 31, 1991, who became a shareholder of the Fund as a result of a reorganization or merger between the Funds may exchange between funds without paying a sales charge. An investor who was a shareholder of American Investors Income Fund, Inc. or American Investors Growth Fund, Inc. on or after October 31, 1988, who became a shareholder of the Fund as a result of the reorganization between the Funds will receive credit toward any applicable sales charge imposed by any Ivy or Mackenzie fund into which an exchange is made.

    In calculating the sales charge assessed on an exchange, shareholders will be allowed to use the Rights of Accumulation privilege.

    EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.

    In order to execute an exchange, please contact IMSC at 1-800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

    Each Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

    - The name and class of the fund whose shares you currently own.

    - Your account number.

    - The name(s) in which the account is registered.

    - The name of the fund in which you wish your exchange to be invested.

    - The number of shares or the dollar amount you wish to exchange.

    The request must be signed by all registered owners.

REINVESTMENT PRIVILEGE

    Investors who have redeemed Class A shares of a Fund have a one-time privilege of reinvesting all or a part of the proceeds of the redemption back into Class A shares of that Fund at NAV (without a sales charge) within 60 days after the date of redemption. IN ORDER TO REINVEST WITHOUT A SALES CHARGE, SHAREHOLDERS OR THEIR BROKERS MUST INFORM IMSC THAT THEY ARE EXERCISING THE REINVESTMENT PRIVILEGE AT THE TIME OF REINVESTMENT. The tax status of a gain realized on a redemption generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss.

SYSTEMATIC WITHDRAWAL PLAN

    You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account.

Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT, at no charge. Share certificates must be unissued (i.e., held by a Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

    If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $1,000 while the plan is in effect. However, it may not be advantageous to purchase additional Class A, Class B or Class C shares when you have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A shares or to a CDSC imposed on your redemptions of Class B or Class C shares. In addition, redemptions are taxable events.

    Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account. Any applicable CDSC will be assessed upon the redemptions. A CDSC will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

    Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

    Retirement accounts are eligible for Systematic Withdrawal Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

    If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

    You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check to your Account Application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy account. The minimum investment under this plan is $50 per month ($25 per month for retirement plans). There is no charge to you for this program.

    You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting IMSC at 1-800-777-6472.

    If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

    Shareholders with two or more Ivy or Mackenzie fund accounts having the same taxpayer I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

RETIREMENT PLANS

    The Ivy and Mackenzie family of funds offer several tax-sheltered retirement plans that may fit your needs:

        - IRA (Individual Retirement Account)

        - 401(k), Money Purchase Pension and Profit Sharing Plans

        - SEP-IRA (Simplified Employee Pension Plan)

        - 403(b)(7) Plan

        - SIMPLE Plans (Individual Retirement Account and 401(k))

    Minimum initial and subsequent investments for retirement plans are $25.

    Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from each Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC, as compensation for its services to the retirement plan accounts maintained with each Fund.

    Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W4-P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy and Mackenzie family of funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or IMSC.

    Please call IMSC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

SHAREHOLDER INQUIRIES

    Inquiries regarding the Funds should be directed to IMSC at 1-800-777-6472.

                      [This Page Intentionally Left Blank]

                              ACCOUNT APPLICATION

                                 IVY BOND FUND
                            IVY EMERGING GROWTH FUND
                                                         ---------------------
                                IVY GROWTH FUND             ACCOUNT NUMBER
                          IVY GROWTH WITH INCOME FUND

 PLEASE MAIL APPLICATIONS AND CHECKS TO: Ivy Mackenzie Services Corp., P.O. Box
                              3022, Boca Raton, FL 33431-0922.
 (This application should not be used for retirement accounts for which Ivy is custodian.)

-----------------------------------------------------------------------------------------------------------------------------------
  FUND                                                    101/                      1 / 2        1 / 2       0 / 1       0 / X
   USE    -------------------    ----------   ----------  ----------   ----------   ----------   ----------  ----------  ----------
  ONLY    Dealer #               Branch #     Rep #       Acct Type    Soc Cd       Div Cd       CG Cd       Exc Cd      Red Cd
-----------------------------------------------------------------------------------------------------------------------------------
1          [ ] Individual            ------------------------------------------------------------
Regis-     [ ] Joint Tenant          Owner, Custodian or Trustee
tration    [ ] Estate
           [ ] UGMA/UTMA             ------------------------------------------------------------
           [ ] Corporation           Co-owner or Minor
           [ ] Partnership
           [ ] Sole Proprietor       ------------------------------------------------------------
           [ ] Trust                                                   Minor's State of Residence

            ----------------------   ------------------------------------------------------------
            Date of Trust            Street
           [ ] Other _____________
                                     ------------------------------------------------------------
           -----------------------   City                    State                 Zip Code
                                          -     -                                -      -
                                     --------------------                   ---------------------
                                     Phone Number -- Day                    Phone Number -- Evening
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
2                -       -                     or                        -                     Citizenship / / U.S. / / Other
Tax        ---------------------------                             -------------------------                                 ------
ID#          Social Security Number                                 Tax Identification Number
           UNDER PENALTIES OF PERJURY, I CERTIFY BY SIGNING IN SECTION 8 BELOW THAT: (1) THE NUMBER SHOWN IN
           THIS SECTION IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (TIN), AND (2) I AM NOT SUBJECT TO BACKUP
           WITHHOLDING BECAUSE: (A) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM
           SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (B)
           THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM (2) IF
           YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF
           UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.) PLEASE SEE THE "TAX IDENTIFICATION
           NUMBER" SECTION OF THE PROSPECTUS FOR ADDITIONAL INFORMATION ON COMPLETING THIS SECTION.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
3          The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and
Dealer     legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of
Informa-   Accumulation.
tion
           ------------------------------------------------------------  ----------------------------------------------------------
           Dealer Name                                                   Representative's Name and Number

           ------------------------------------------------------------  ----------------------------------------------------------
           Branch Office Address                                         Representative's Phone Number

           ------------------------------------------------------------  ----------------------------------------------------------
           City                State                Zip Code             Authorized Signature of Dealer
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
4          A.   Enclosed is my check for $ _______________($1,000 minimum) made payable to the appropriate Fund.
Invest-    B.   Please invest in [ ] Class A shares [ ] Class B shares [ ] Class C shares [ ] Class I shares (Ivy
ments           Bond Fund only) of the following Fund(s):
                $ _______________ Ivy Bond Fund
                $ _______________ Ivy Emerging Growth Fund
                $ _______________ Ivy Growth Fund
                $ _______________ Ivy Growth with Income Fund
           C.   I qualify for a reduced sales charge due to the following privilege (applies only to Class A shares):
                [ ] New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below.)
                [ ] ROA with the account(s) listed below.
                [ ] Existing Letter of Intent with account(s) listed below.

                ------------------------------------   -------------------------
                Fund Name                              Account Number               [ ] or New

                ------------------------------------   -------------------------    [ ] or New
                Fund Name                              Account Number

                If establishing a Letter of Intent, you will need to purchase Class A shares over a thirteen-month period in accordance with the provisions in the Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).
                [ ] $50,000 (Except Ivy Bond Fund)    [ ] $100,000    [ ] $250,000    [ ] $500,000
           D.   FOR DEALER USE ONLY
                Confirmed trade orders:                                                     --
                                                     ---------------       ---------------      -------         ---------------
                                                    Confirm Number         Number of Shares                     Trade Date
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------



5          A. I would like to reinvest dividends and capital gains into additional shares of the same class in this account at
Distri-    net asset value unless a different option is checked below.
bution     B. [ ] Reinvest all dividends and capital gains into additional shares of the same class in an account in
Options    a different Ivy or Mackenzie fund.

           ----------------------------------------------       -----------------------------------           [ ] New Account
           Fund Name                                            Account Number

           C. [ ] Pay all dividends in cash and reinvest capital gains into additional shares of the same class in this account or an account in a different Ivy or Mackenzie fund.

           ----------------------------------------------       -----------------------------------           [ ] New Account
           Fund Name                                            Account Number
           D. [ ] Pay all dividends and capital gains in cash.
                               I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D ABOVE, BE:
              [ ] Sent to the address listed in the registration.
              [ ] Sent to the special payee listed in Section 7A [ ] (By Mail)
                                                              7B [ ] (By E.F.T.)
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
       A. [ ] AUTOMATIC INVESTMENT METHOD (AIM)
              I wish to invest [ ] once per month.      My bank account will be debited on or about the
                               [ ] twice                _________________ day of the month*
                               [ ] 3 times              _________________ day of the month
                               [ ] 4 times              _________________ day of the month
                                                        _________________ day of the month
              Please invest $ ________________ each period starting in the month of __________ in Class A [ ] or Class B [ ] or
                               Dollar Amount                                          Month
              Class C [ ] of ____________________________ .
                                     Fund Name
              [ ] I have attached a voided check to ensure my correct bank account will be debited.
       B. [ ] SYSTEMATIC WITHDRAWAL PLANS**
              I wish to automatically withdraw funds from my           [ ] Monthly [ ] Quarterly [ ] Semiannually [ ] Annually
              account in Class A [ ] or Class B [ ] or Class C [ ]
                of _____________________________                       I request the distribution be:
                            Fund Name                                  [ ] Sent to the address listed in the registration.
                                                                       [ ] Sent to the special payee listed in Section 7.
              [ ] Once [ ] Twice [ ] 3 times [ ] 4 times per month     [ ] Invested into additional shares of the same
                                                                           class of a different Ivy or Mackenzie
                                                                           fund: ____________________________________
                                                                                               Fund Name
                                                                                 _____________________________________
                                                                                            Account Number
              Amount $ _______________, starting on or about the   ________ day of  _____________________________
                        Minimum $50                                                             month*
                                                                   ________ day of  _____________________________
                                                                                                 month
                                                                   ________ day of  _____________________________
                                                                                                 month
        NOTE: Account minimum: $5,000 in shares at current offering price
        C. [ ] FEDERAL FUNDS WIRE FOR REDEMPTION PROCEEDS**
               I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B)
        D. [ ] TELEPHONIC EXCHANGES** [ ] YES [ ] NO
               I authorize exchanges by telephone among the Ivy and Mackenzie family of funds, upon instructions from any authorized person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
               If neither box is checked, the telephone exchange privilege will be provided automatically.
        E. [ ] TELEPHONIC REDEMPTIONS** [ ] YES [ ] NO
               The Fund or its agents are authorized to honor telephone instructions from any authorized person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
               If neither box is checked, the telephone exchange privilege will be provided automatically.
             * There must be a period of at least seven calendar days between each investment/withdrawal period.
            ** This option may not be selected if shares are issued in certificate form.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
7        A.                  MAILING ADDRESS                 B.                   FED WIRE / E.F.T. INFORMATION
Special  -------------------------------------------------------------------------------------------------------------------------
Payee           Please send all disbursements to this
                special payee

                ------------------------------------------         ------------------------------------------------------------
                Name of Bank or Individual                                            Financial Institution

                ------------------------------------------         ------------------------------------------------------------
                Account Number (if applicable)                            ABA #                                 Account #

                ------------------------------------------         ------------------------------------------------------------
                Street                                             Street

                ------------------------------------------         ------------------------------------------------------------
                City/State/Zip                                     City/State/Zip
                                                                                  (Please attach a voided check)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
8      Investors should be aware that failure to check "No" under Section 6D or 6E above means that the Telephone
Signa- Exchange/Redemptions Privileges will be provided. The Funds employ reasonable procedures that require personal identification tures  prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine.
       In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

       I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

       THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS
       REQUIRED TO AVOID BACKUP WITHHOLDING.

       -------------------------------------------------------------------              ---------------------------------------
       Signature of Owner, Custodian, Trustee or Corporate Officer                      Date

       -------------------------------------------------------------------              ---------------------------------------
       Signature of Joint Owner, Co-Trustee or Corporate Officer                        Date

----------------------------------------------------------------------------------------------------------------------------------

01IUSXX0497               (Remember to Sign Section 8)

IVY FUNDS

April 30, 1997

Ivy
International
Equity
Funds

-----------------------
Prospectus
-----------------------

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

THROUGHOUT THE
CENTURIES,
THE CASTLE KEEP HAS
BEEN A SOURCE
OF LONG-RANGE VISION
AND STRATEGIC
ADVANTAGE.

     Ivy Fund (the "Trust") is a registered investment company currently consisting of sixteen separate portfolios. Ten of these portfolios, as identified below (the "Funds"), are described in this Prospectus. Each Fund has its own investment objective and policies, and your interest is limited to the Fund in which you own shares.
     The ten Ivy international equity funds are:

        Ivy Asia Pacific Fund
        Ivy Canada Fund
        Ivy China Region Fund
        Ivy Global Fund
        Ivy Global Natural Resources Fund
        Ivy Global Science & Technology Fund
        Ivy International Fund
        Ivy International Small Companies Fund
        Ivy Latin America Strategy Fund
        Ivy New Century Fund

     This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Funds is contained in the Statement of Additional Information for the Funds dated April 30, 1997 (the "SAI"), which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge from the Trust at the Distributor's address and telephone number below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Expense Information . . . . . . . . . . . . . . . . .    2
The Funds Financial Highlights  . . . . . . . . . . .    6
Investment Objectives and Policies  . . . . . . . . .   12
Risk Factors and Investment Techniques  . . . . . . .   16
Organization and Management of the Funds  . . . . . .   21
Investment Manager  . . . . . . . . . . . . . . . . .   21
Fund Administration and Accounting  . . . . . . . . .   22
Transfer Agent  . . . . . . . . . . . . . . . . . . .   22
Alternative Purchase Arrangements . . . . . . . . . .   22
Dividends and Taxes . . . . . . . . . . . . . . . . .   22
Performance Data  . . . . . . . . . . . . . . . . . .   23
How to Buy Shares . . . . . . . . . . . . . . . . . .   23
How Your Purchase Price is Determined . . . . . . . .   24
How Each Fund Values its Shares . . . . . . . . . . .   24
Initial Sales Charge Alternative-Class A Shares . . .   24
Contingent Deferred Sales Charge-Class A Shares . . .   25
Qualifying for a Reduced Sales Charge . . . . . . . .   25
Contingent Deferred Sales Charge Alternative-
        Class B and Class C Shares  . . . . . . . . .   26
How to Redeem Shares  . . . . . . . . . . . . . . . .   27
Minimum Account Balance Requirements  . . . . . . . .   28
Signature Guarantees  . . . . . . . . . . . . . . . .   28
Choosing a Distribution Option  . . . . . . . . . . .   28
Tax Identification Number . . . . . . . . . . . . . .   28
Certificates  . . . . . . . . . . . . . . . . . . . .   28
Exchange Privilege  . . . . . . . . . . . . . . . . .   28
Reinvestment Privilege  . . . . . . . . . . . . . . .   29
Systematic Withdrawal Plan  . . . . . . . . . . . . .   29
Automatic Investment Method . . . . . . . . . . . . .   30
Consolidated Account Statements . . . . . . . . . . .   30
Retirement Plans  . . . . . . . . . . . . . . . . . .   30
Shareholder Inquiries . . . . . . . . . . . . . . . .   30

   BOARD OF TRUSTEES                    OFFICERS                      TRANSFER AGENT               INVESTMENT MANAGER
 John S. Anderegg, Jr.         Michael G. Landry, Chairman             Ivy Mackenzie              Ivy Management, Inc.
   Paul H. Broyhill            Keith J. Carlson, President            Services Corp.            700 South Federal Highway
   Keith J. Carlson        James W. Broadfoot, Vice President          P.O. Box 3022              Boca Raton, FL 33432
   Stanley Channick                C. William Ferris,            Boca Raton, FL 33431-0922           1-800-456-5111
Frank W. DeFriece, Jr.             Secretary/Treasurer                1-800-777-6472                   DISTRIBUTOR
    Roy J. Glauber                                                       AUDITORS                     Ivy Mackenzie
   Michael G. Landry                  LEGAL COUNSEL              Coopers & Lybrand L.L.P.          Distributors, Inc.
  Joseph G. Rosenthal            Dechert Price & Rhoads             Ft. Lauderdale, FL         Via Mizner Financial Plaza
 Richard N. Silverman                  Boston, MA                                               700 South Federal Highway
    J. Brendan Swan                                                                               Boca Raton, FL 33432
                                        CUSTODIAN                                                    1-800-456-5111
                              Brown Brothers Harriman & Co.
                                       Boston, MA

EXPENSE INFORMATION

    The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Funds. Unless otherwise noted, the information is based on each Fund's expenses during fiscal year 1996.

                        SHAREHOLDER TRANSACTION EXPENSES

    All Funds offer Class A, Class B and Class C shares. Class I shares are offered by Ivy Global Science & Technology Fund, Ivy International Fund and Ivy International Small Companies Fund only (generally referred to herein as the "Class I Funds").

                                                               MAXIMUM SALES LOAD     MAXIMUM CONTINGENT
                                                              IMPOSED ON PURCHASES   DEFERRED SALES CHARGE
                         ALL FUNDS                                 (AS A % OF         (AS A % OF ORIGINAL
                                                                OFFERING PRICE)         PURCHASE PRICE)
                                                              --------------------   ---------------------
Class A.....................................................          5.75%(1)               None(2)
Class B.....................................................          None                   5.00%(3)
Class C.....................................................          None                   1.00%(4)
Class I.....................................................          None                   None

None of the Funds charges a redemption fee, an exchange fee, or a sales load on reinvested dividends.
---------------
(1) Class A shares may be purchased under a variety of plans that provide for the reduction or elimination of the sales charge.
(2) A contingent deferred sales charge ("CDSC") may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Purchases of Class A Shares at Net Asset Value" and "Contingent Deferred Sales Charge -- Class A Shares."
(3) The maximum CDSC on Class B shares applies to redemptions during the first year after purchase. The charge declines to 4% during the second year; 3% during the third and fourth years; 2% during the fifth year; 1% during the sixth year; and 0% in the seventh year and thereafter.
(4) The CDSC on Class C shares applies only to redemptions during the first year after purchase.

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                                    TOTAL FUND
                                                             MANAGEMENT                            OTHER            OPERATING
                                                                FEES         12B-1 SERVICE/       EXPENSES           EXPENSES
                                                           (AFTER EXPENSE     DISTRIBUTION     (AFTER EXPENSE     (AFTER EXPENSE
                                                          REIMBURSEMENTS)*        FEES        REIMBURSEMENTS)*   REIMBURSEMENTS)*
                                                          ----------------   --------------   ----------------   ----------------
IVY ASIA PACIFIC FUND**
IVY GLOBAL NATURAL RESOURCES FUND**
  Class A...............................................        1.00%              0.25%            0.95%              2.20%
  Class B...............................................        1.00%              1.00%(2)         0.95%              2.95%
  Class C...............................................        1.00%              1.00%(2)         0.95%              2.95%
IVY CANADA FUND
  Class A...............................................        0.85%              0.40%            1.54%              2.79%
  Class B...............................................        0.85%              1.00%(2)         1.45%              3.30%
  Class C(1)............................................        0.85%              1.00%(2)         1.30%              3.15%
IVY CHINA REGION FUND
  Class A...............................................        0.72%              0.25%            1.23%              2.20%
  Class B...............................................        0.72%              1.00%(2)         1.23%              2.95%
  Class C(1)............................................        0.72%              1.00%(2)         0.99%              2.71%
IVY GLOBAL FUND
  Class A...............................................        1.00%              0.25%            0.93%              2.18%
  Class B...............................................        1.00%              1.00%(2)         0.94%              2.94%
  Class C(1)............................................        1.00%              1.00%(2)         1.77%              3.77%
IVY GLOBAL SCIENCE & TECHNOLOGY FUND***
  Class A...............................................        0.29%              0.25%            1.65%              2.19%
  Class B...............................................        0.29%              1.00%(2)         1.70%              2.99%
  Class C...............................................        0.29%              1.00%(2)         1.66%              2.95%
  Class I...............................................        0.29%              0.00%            1.56%(3)           1.85%
IVY INTERNATIONAL FUND
  Class A...............................................        1.00%              0.25%            0.40%              1.65%
  Class B...............................................        1.00%              1.00%(2)         0.45%              2.45%
  Class C(1)............................................        1.00%              1.00%(2)         0.44%              2.44%
  Class I...............................................        1.00%              0.00%            0.25%(3)           1.25%
IVY INTERNATIONAL SMALL COMPANIES FUND**
  Class A...............................................        1.00%              0.25%            0.95%              2.20%
  Class B...............................................        1.00%              1.00%(2)         0.95%              2.95%
  Class C...............................................        1.00%              1.00%(2)         0.95%              2.95%
  Class I...............................................        1.00%              0.00%            0.86%(3)           1.86%
IVY LATIN AMERICA STRATEGY FUND
  Class A...............................................        0.00%              0.25%            2.30%              2.55%
  Class B...............................................        0.00%              1.00%(2)         2.33%              3.33%
  Class C(1)............................................        0.00%              1.00%(2)         2.46%              3.46%
IVY NEW CENTURY FUND
  Class A...............................................        0.38%              0.25%            1.82%              2.45%
  Class B...............................................        0.38%              1.00%(2)         1.82%              3.20%
  Class C(1)............................................        0.38%              1.00%(2)         1.78%              3.16%

---------------

 *       Ivy Management, Inc. ("IMI") currently limits Total Fund
         Operating Expenses (excluding Rule 12b-1 fees and certain other items) for all Funds except Ivy Canada Fund and Ivy
         International Fund to an annual rate of 1.95% of each Fund's average net assets. Without expense reimbursements (or expense offset arrangements, if applicable) Management Fees would have been 1.00% and Total Fund Operating Expenses
         (excluding Rule 12b-1 fees and certain other items) would have increased 0.28% for each class of Ivy China Region
         Fund; 0.71% for each class of Ivy Global Science &
         Technology Fund; 2.34% for each class of Ivy Latin America
         Strategy Fund and 0.37% for each class of Ivy New Century
         Fund.
 ** These funds commenced operation on January 1, 1997. Expense information is based on estimated amounts for the current fiscal year.
***      Expense information is based on annualized amounts from July
         22, 1996 (commencement of operations) to December 31, 1996.
(1) Expense information for Class C shares is based on annualized amounts from April 30, 1996 (commencement of operations) to December 31, 1996.
(2) Long-term investors may, as a result of the Fund's 12b-1 fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of Fair
         Practice of the National Association of Securities Dealers,
         Inc. ("NASD").
(3) "Other Expenses" of Class I shares are lower than such expenses for Class A, Class B and Class C shares. See "Fund
         Administration and Accounting" in this Prospectus and "Transfer Agent" in the SAI.

                                    EXAMPLES

    The following tables list the expenses that an investor would pay on a $1,000 investment, assuming (1) 5% annual return and (2) unless otherwise noted, redemption at the end of each time period. These examples further assume reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                   IVY ASIA PACIFIC FUND+                     1 Year    3 Years
             IVY GLOBAL NATURAL RESOURCES FUND+               ------    -------
Class A Shares*.............................................   $79       $122
Class B Shares..............................................   $80(1)    $121(2)
Class B Shares (no redemption)..............................   $30       $ 91
Class C Shares..............................................   $40(5)    $ 91
Class C Shares (no redemption)..............................   $30       $ 91

                                                              1 Year    3 Years    5 Years    10 Years
                      IVY CANADA FUND                         ------    -------    -------    --------
Class A Shares*.............................................   $84       $139       $196        $351
Class B Shares..............................................   $83(1)    $132(2)    $192(3)     $348(4)
Class B Shares (no redemption)..............................   $33       $102       $172        $348(4)
Class C Shares..............................................   $42(5)    $ 97       $165        $346
Class C Shares (no redemption)..............................   $32       $ 97       $165        $346

                                                              1 Year    3 Years    5 Years    10 Years
                   IVY CHINA REGION FUND                      ------    -------    -------    --------
Class A Shares*.............................................   $79       $122       $169        $296
Class B Shares..............................................   $80(1)    $121(2)    $175(3)     $309(4)
Class B Shares (no redemption)..............................   $30       $ 91       $155        $309(4)
Class C Shares..............................................   $37(5)    $ 84       $143        $304
Class C Shares (no redemption)..............................   $27       $ 84       $143        $304

                                                              1 Year    3 Years    5 Years    10 Years
                      IVY GLOBAL FUND                         ------    -------    -------    --------
Class A Shares*.............................................   $78       $122       $168        $294
Class B Shares..............................................   $80(1)    $121(2)    $175(3)     $308(4)
Class B Shares (no redemption)..............................   $30       $ 91       $155        $308(4)
Class C Shares..............................................   $48(5)    $115       $194        $401
Class C Shares (no redemption)..............................   $38       $115       $194        $401

                                                              1 Year    3 Years
            IVY GLOBAL SCIENCE & TECHNOLOGY FUND              ------    -------
Class A Shares*.............................................   $78       $122
Class B Shares..............................................   $80(1)    $122(2)
Class B Shares (no redemption)..............................   $30       $ 92
Class C Shares..............................................   $40(5)    $ 91
Class C Shares (no redemption)..............................   $30       $ 91
Class I shares**............................................   $19       $ 58

                                                              1 Year    3 Years    5 Years    10 Years
                   IVY INTERNATIONAL FUND                     ------    -------    -------    --------
Class A Shares*.............................................   $73       $107       $142        $242
Class B Shares..............................................   $75(1)    $106(2)    $151(3)     $259(4)
Class B Shares (no redemption)..............................   $25       $ 76       $131        $259(4)
Class C Shares..............................................   $35(5)    $ 76       $130        $278
Class C Shares (no redemption)..............................   $25       $ 76       $130        $278
Class I Shares**............................................   $13       $ 40       $ 69        $151

                                                              1 Year    3 Years
          IVY INTERNATIONAL SMALL COMPANIES FUND+             ------    -------
Class A Shares*.............................................   $79       $122
Class B Shares..............................................   $80(1)    $121(2)
Class B Shares (no redemption)..............................   $30       $ 91
Class C Shares..............................................   $40(5)    $ 91
Class C Shares (no redemption)..............................   $30       $ 91
Class I Shares**............................................   $19       $ 58

                                                              1 Year    3 Years    5 Years    10 Years
              IVY LATIN AMERICA STRATEGY FUND                 ------    -------    -------    --------
Class A Shares*.............................................   $82       $132       $185        $329
Class B Shares..............................................   $84(1)    $132(2)    $194(3)     $345(4)
Class B Shares (no redemption)..............................   $34       $102       $174        $345(4)
Class C Shares..............................................   $45(5)    $106       $180        $374
Class C Shares (no redemption)..............................   $35       $106       $180        $374

                                                              1 Year    3 Years    5 Years    10 Years
                    IVY NEW CENTURY FUND                      ------    -------    -------    --------
Class A Shares*.............................................   $81       $129       $181        $320
Class B Shares..............................................   $82(1)    $129(2)    $187(3)     $333(4)
Class B Shares (no redemption)..............................   $32       $ 99       $167        $333(4)
Class C Shares..............................................   $42(5)    $ 97       $165        $347
Class C Shares (no redemption)..............................   $32       $ 97       $165        $347

---------------

 * Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a CDSC at the time of redemption.
 ** Class I Shares are not subject to an initial sales charge at the time of purchase, nor are they subject to the deduction of a CDSC at the time of redemption.
 + Expense information is based on estimated amounts for the current fiscal year.
(1)      Assumes deduction of a 5% CDSC at the time of redemption.
(2)      Assumes deduction of a 3% CDSC at the time of redemption.
(3)      Assumes deduction of a 2% CDSC at the time of redemption.
(4) Assumes conversion to Class A shares at the end of the eighth year, and therefore reflects Class A expenses for years nine and ten.
(5)      Assumes deduction of a 1% CDSC at the time of redemption.

    The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that he or she will bear directly or indirectly. The information presented in the table does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Funds' fees and expenses, see the following sections of this Prospectus: "Organization and Management of the Funds," "Initial Sales Charge Alternative -- Class A Shares," and "Contingent Deferred Sales Charge Alternative -- Class B and Class C Shares," and "Investment Advisory and Other Services" in the SAI.

THE FUNDS' FINANCIAL HIGHLIGHTS

   Unless otherwise noted, the tables that follow are for fiscal periods ending December 31 of each year. The accounting firm of Coopers & Lybrand L.L.P. has audited Ivy Canada Fund, Ivy China Region Fund, Ivy Global Fund, Ivy Global Science & Technology Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund since their inception, and Ivy International Fund since fiscal year ended December 31, 1992. Their report is included in these Funds' Annual Reports, which are incorporated by reference into the SAI. The information for Ivy International Fund for fiscal periods prior to December 31, 1992 was audited by other independent accountants. The Annual Reports for these seven Funds contain additional information about each Fund's performance, including a comparison to an appropriate securities index. For a copy of your Fund's Annual Report, call 1-800-777-6472. Annual Reports are not yet available for Ivy Asia Pacific Fund, Ivy Global Natural Resources Fund or Ivy International Small Companies Fund, which commenced operations on January 1, 1997.

   Expense and income ratios have been annualized for periods of less than one year. Beginning December 31, 1996, portfolio turnover rates have not been annualized for periods of less than one year. Total returns do not reflect sales charges, and are not annualized for periods of less than one year (unless otherwise noted). In addition, for fiscal years beginning on or after September 1, 1995, registered investment companies are required to disclose average commission rates per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

IVY CANADA FUND

                                                                                   CLASS A
                                                  --------------------------------------------------------------------------
                                                    1996       1995      1994(A)    1994(B)    1993(B)    1992(B)    1991(C)
   SELECTED PER SHARE DATA                        --------    -------    -------    -------    -------    -------    -------
   Net asset value, beginning of period.........  $  9.21     $  8.90    $ 9.85     $10.04     $ 7.43     $ 8.89     $ 8.55
                                                  -------     -------    -------    -------    -------    -------    -------
    Income (loss) from investment operations
     Net investment income (loss)...............     (.21)       (.19)(g)   (.11)     (.11)      (.01)      (.12)      (.03)
     Net realized and unrealized gain (loss) on
      investment transactions...................     2.29         .75      (.81)       .24       3.35      (1.34)       .41
                                                  -------     -------    -------    -------    -------    -------    -------
        Total from investment operations........     2.08         .56      (.92)       .13       3.34      (1.46)       .38
                                                  -------     -------    -------    -------    -------    -------    -------
    Less distributions
     From net investment income.................       --          --        --         --         --         --         --
     From net realized gain.....................     1.65         .25        --        .31        .73         --        .04
     In excess of net realized gain.............       --          --        --         --         --         --         --
     From capital paid-in.......................       --          --       .03        .01         --         --         --
                                                  -------     -------    -------    -------    -------    -------    -------
        Total distributions.....................     1.65         .25       .03        .32        .73         --        .04
                                                  -------     -------    -------    -------    -------    -------    -------
   Net asset value, end of period...............  $  9.64     $  9.21    $ 8.90     $ 9.85     $10.04     $ 7.43     $ 8.89
                                                  =======     =======    =======    =======    =======    =======    =======
   Total return(%)..............................    23.86        6.37     (9.38)      1.05      47.10     (16.42)      6.59(i)
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).....  $15,249     $19,353    $23,296    $34,549    $30,971    $11,280    $14,369
   Ratio of expenses to average net assets
    With expense reimbursement(%)...............       --        2.90        --         --         --         --         --
    Without expense reimbursement(%)............     2.79        3.23      2.44       2.05       2.63       2.70       2.78
   Ratio of net investment income (loss) to
    average net assets(%).......................    (1.78)      (2.13)(g)  (1.85)    (1.09)     (1.41)     (1.39)      (.52)
   Portfolio turnover rate(%)...................       56          21        36         62         32          2          4
   Average commission rate......................  $ .0134         N/A       N/A        N/A        N/A        N/A        N/A

                                                              CLASS A
                                                  -------------------------------
                                                  1990(D)    1989(D)      1988(E)
   SELECTED PER SHARE DATA                        -------    -------      -------
   Net asset value, beginning of period.........  $10.53     $10.15       $ 9.50
                                                  -------    -------      ------
    Income (loss) from investment operations
     Net investment income (loss)...............     .02        .15(g)       .17(g)
     Net realized and unrealized gain (loss) on
      investment transactions...................   (1.98)       .50          .57
                                                  -------    -------      ------
        Total from investment operations........   (1.96)       .65          .74
                                                  -------    -------      ------
    Less distributions
     From net investment income.................     .02        .24          .07
     From net realized gain.....................      --        .03          .02
     In excess of net realized gain.............      --         --           --
     From capital paid-in.......................      --         --           --
                                                  -------    -------      ------
        Total distributions.....................     .02        .27          .09
                                                  -------    -------      ------
   Net asset value, end of period...............  $ 8.55     $10.53       $10.15
                                                  =======    =======      ======
   Total return(%)..............................  (18.69)      6.41         8.15
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).....  $14,268    $16,807      $5,360
   Ratio of expenses to average net assets
    With expense reimbursement(%)...............      --       2.36         1.91
    Without expense reimbursement(%)............    2.89       3.14         5.05
   Ratio of net investment income (loss) to
    average net assets(%).......................     .16       1.57(g)      1.86(g)
   Portfolio turnover rate(%)...................       0          2            3
   Average commission rate......................     N/A        N/A          N/A

                                                                                                    CLASS B
                                                                                               ------------------
                                                                                                1996       1995
   SELECTED PER SHARE DATA                                                                     -------    -------
   Net asset value, beginning of period....................................................    $ 9.21     $ 8.90
                                                                                               -------    ------
    Income (loss) from investment operations
     Net investment loss...................................................................      (.17)      (.20)(g)
     Net realized and unrealized gain (loss) on investment transactions....................      2.19        .71
                                                                                               -------    ------
        Total from investment operations...................................................      2.02        .51
                                                                                               -------    ------
    Less distributions
     From net realized gain................................................................      1.64        .20
     In excess of net realized gain........................................................        --         --
                                                                                               -------    ------
        Total distributions................................................................      1.64        .20
                                                                                               -------    ------
   Net asset value, end of period..........................................................    $ 9.59     $ 9.21
                                                                                               =======    ======
   Total return(%).........................................................................     23.26       5.74
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)................................................    $2,040     $1,142
   Ratio of expenses to average net assets
    With expense reimbursement(%)..........................................................        --       3.50
    Without expense reimbursement(%).......................................................      3.30       3.83
   Ratio of net investment loss to average net assets(%)...................................     (2.30)     (2.73)(g)
   Portfolio turnover rate(%)..............................................................        56         21
   Average commission rate.................................................................    $.0134        N/A

                                                         CLASS B                         CLASS C
                                                  ----------------------                 -------
                                                  1994(A)        1994(F)                 1996(H)
   SELECTED PER SHARE DATA                        -------        -------                 -------
   Net asset value, beginning of period.........  $ 9.85         $10.16                  $10.67
                                                  ------         ------                  ------
    Income (loss) from investment operations
     Net investment loss........................    (.09)          (.02)                   (.14)
     Net realized and unrealized gain (loss) on     (.86)          (.29)                    .72
                                                  ------         ------                  ------
        Total from investment operations........    (.95)          (.31)                    .58
                                                  ------         ------                  ------
    Less distributions
     From net realized gain.....................      --             --                    1.63
     In excess of net realized gain.............      --             --                      --
                                                  ------         ------                  ------
        Total distributions.....................      --             --                    1.63
                                                  ------         ------                  ------
   Net asset value, end of period...............  $ 8.90         $ 9.85                  $ 9.62
                                                  ======         ======                  ======
   Total return(%)..............................   (9.64)         (3.05)                   6.51
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).....  $  741         $  227                  $  173
   Ratio of expenses to average net assets
    With expense reimbursement(%)...............      --             --                      --
    Without expense reimbursement(%)............    3.03           2.68                    3.15
   Ratio of net investment loss to average net a   (2.44)         (1.72)                  (2.15)
   Portfolio turnover rate(%)...................      36             62                      56
   Average commission rate......................     N/A            N/A                  $.0134

---------------

(a) For the six months ended December 31, 1994.
(b) For the year ended June 30.
(c) For the eight months ended June 30, 1991.
(d) For the year ended October 31.
(e) From November 18, 1987 (commencement of operations) to October 31, 1988.
(f) From April 1, 1994 (commencement) to June 30, 1994.
(g) Net investment income (loss) is net of expenses reimbursed by IMI.
(h) From April 30, 1996 (commencement) to December 31, 1996.
(i) Annualized.

IVY CHINA REGION FUND

                                                                        CLASS A
                                                  ----------------------------------------------------
                                                    1996           1995          1994         1993(A)
   SELECTED PER SHARE DATA                        ---------      --------      --------      ---------
   Net asset value, beginning of period.........   $  8.58       $  8.61       $ 11.55        $10.00
                                                   -------       -------       -------        ------
    Income (loss) from investment operations
      Net investment income (loss)(c)...........       .03           .14           .05          (.01)
      Net realized and unrealized gain (loss) on
       investment transactions..................      1.74          (.01)        (2.91)         1.57
                                                   -------       -------       -------        ------
         Total from investment operations.......      1.77           .13         (2.86)         1.56
                                                   -------       -------       -------        ------
    Less distributions
      From net investment income................       .03           .14           .05            --
      In excess of net investment income........       .02            --           .03            --
      In excess of net realized gain............        --           .02            --            --
      From capital paid-in......................        --            --            --           .01
                                                   -------       -------       -------        ------
         Total distributions....................       .05           .16           .08           .01
                                                   -------       -------       -------        ------
   Net asset value, end of period...............   $ 10.30       $  8.58       $  8.61        $11.55
                                                   =======       =======       =======        ======
   Total return(%)..............................     20.50          1.59        (24.88)        15.65
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).....   $15,290       $12,855       $13,180        $8,371
   Ratio of expenses to average net assets
    With expense reimbursement and fees paid
      indirectly(%)(d)..........................      2.20          2.20          2.20          1.98
    Without expense reimbursement and fees paid
      indirectly(%)(d)..........................      2.48          2.73          2.76          2.45
   Ratio of net investment income (loss) to
    average net assets(%)(c)....................       .32          1.61           .55          (.91)
   Portfolio turnover rate(%)...................        22            25             4             0
   Average commission rate......................   $ .0050           N/A           N/A           N/A

                                                                      CLASS B                                         CLASS C
                                                  -----------------------------------------------                    ---------
                                                    1996          1995        1994       1993(A)                      1996(B)
   SELECTED PER SHARE DATA                        ---------      ------      ------      --------                    ---------
   Net asset value, beginning of period.........   $ 8.58        $ 8.61      $11.55       $10.00                      $ 9.44
                                                   ------        ------      ------       ------                      ------
    Income (loss) from investment operations
      Net investment income (loss)(c)...........     (.04)          .08        (.02)        (.02)                         --
      Net realized and unrealized gain (loss) on
       investment transactions..................     1.74          (.02)      (2.92)        1.57                         .89
                                                   ------        ------      ------       ------                      ------
         Total from investment operations.......     1.70           .06       (2.94)        1.55                         .89
                                                   ------        ------      ------       ------                      ------
    Less distributions
      From net investment income................       --           .08          --           --                          --
      In excess of net investment income........       --            --          --           --                         .09
      In excess of net realized gain............       --           .01          --           --                          --
                                                   ------        ------      ------       ------                      ------
         Total distributions....................       --           .09          --           --                         .09
                                                   ------        ------      ------       ------                      ------
   Net asset value, end of period...............   $10.28        $ 8.58      $ 8.61       $11.55                      $10.24
                                                   ======        ======      ======       ======                      ======
   Total return(%)..............................    19.67           .83      (25.45)       15.50                        9.39
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).....   $8,995        $6,905      $7,336       $3,565                      $  449
   Ratio of expenses to average net assets
    With expense reimbursement and fees paid
      indirectly(%)(d)..........................     2.95          2.95        2.95         2.74                        2.71
    Without expense reimbursement and fees paid
      indirectly(%)(d)..........................     3.23          3.48        3.51         3.20                        2.99
   Ratio of net investment income (loss) to
    average net assets(%)(c)....................     (.43)          .86        (.20)       (1.66)                       (.19)
   Portfolio turnover rate(%)...................       22            25           4            0                          22
   Average commission rate......................   $.0050           N/A         N/A          N/A                      $.0050

---------------

(a) From October 23, 1993 (commencement of operations) to December 31, 1993.
(b) From April 30, 1996 (commencement) to December 31, 1996.
(c) Net investment income (loss) is net of expenses reimbursed by IMI.
(d) Beginning in 1995, total expenses include fees paid indirectly through an expense offset arrangement.

IVY GLOBAL FUND(G)

                                                                                  CLASS A
                                           --------------------------------------------------------------------------------------
                                             1996        1995      1994(A)     1994(B)       1993(B)       1992(B)       1991(C)
          SELECTED PER SHARE DATA          ---------    -------    --------    --------      --------      --------      --------
   Net asset value, beginning of
    period...............................   $ 11.97     $ 11.23    $ 11.52     $ 10.62       $ 10.55       $  9.40       $ 10.00
                                            -------     -------    -------     -------       -------       -------       -------
    Income (loss) from investment
      operations
      Net investment income(f)...........       .08         .09         --          --           .03           .06           .02
      Net realized and unrealized gain
       (loss) on investments.............      1.86        1.25       (.10)       1.79           .44          1.79          (.61)
                                            -------     -------    -------     -------       -------       -------       -------
         Total from investment
          operations.....................      1.94        1.34       (.10)       1.79           .47          1.85          (.59)
                                            -------     -------    -------     -------       -------       -------       -------
    Less distributions
      From net investment income.........       .08         .04         --         .01           .03           .06           .01
      In excess of net investment
       income............................       .18          --         --          --            --            --            --
      From net realized gain.............       .48         .49        .09         .88           .37           .62            --
      In excess of net realized gain.....        --         .07         --          --            --            --            --
      From capital paid-in...............        --          --        .10          --            --           .02            --
                                            -------     -------    -------     -------       -------       -------       -------
         Total distributions.............       .74         .60        .19         .89           .40           .70           .01
                                            -------     -------    -------     -------       -------       -------       -------
   Net asset value, end of period........   $ 13.17     $ 11.97    $ 11.23     $ 11.52       $ 10.62       $ 10.55       $  9.40
                                            =======     =======    =======     =======       =======       =======       =======
   Total return(%).......................     16.21       12.08      (1.00)      16.71          4.54         19.91        (24.65)
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands)...........................   $24,152     $21,264    $19,327     $17,393       $12,391       $ 8,780       $ 1,667
   Ratio of expenses to average net
    assets
    With expense reimbursement(%)........        --        2.20       2.20        2.20          1.95          2.02          2.50
    Without expense reimbursement(%).....      2.18        2.46       2.34        2.42          2.76          2.97         11.70
   Ratio of net investment income (loss)
    to average net assets(%)(f)..........       .58         .71       (.06)        .01           .38           .82           .81
   Portfolio turnover rate(%)............        43          53         23          85            67            59            24
   Average commission rate...............   $ .0181         N/A        N/A         N/A           N/A           N/A           N/A

                                                                          CLASS B                                        CLASS C
                                                       ----------------------------------------------                    --------
                                                         1996        1995      1994(A)       1994(D)                     1996(E)
           SELECTED PER SHARE DATA                     --------    --------    --------      --------                    --------
   Net asset value, beginning of period............     $11.97      $11.23      $11.52        $12.12                     $ 13.31
                                                        ------      ------      ------        ------                     -------
    Income (loss) from investment operations
      Net investment income (loss)(f)..............       (.02)         --        (.03)         (.01)                       (.01)
      Net realized and unrealized gain (loss) on
       investments.................................       1.85        1.25        (.12)         (.04)                        .42
                                                        ------      ------      ------        ------                     -------
         Total from investment operations..........       1.83        1.25        (.15)         (.05)                        .41
                                                        ------      ------      ------        ------                     -------
    Less distributions
      In excess of net investment income...........        .20          --          --            --                         .30
      From net realized gain.......................        .48         .45         .08           .55                         .48
      In excess of net realized gain...............         --         .06          --            --                          --
      From capital paid-in.........................         --          --         .06            --                          --
                                                        ------      ------      ------        ------                     -------
         Total distributions.......................        .68         .51         .14           .55                         .78
                                                        ------      ------      ------        ------                     -------
   Net asset value, end of period..................     $13.12      $11.97      $11.23        $11.52                     $ 12.94
                                                        ======      ======      ======        ======                     =======
   Total return(%).................................      15.30       11.25       (1.37)         (.38)                       3.07
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)........     $8,968      $4,811      $2,956        $  376                     $    71
   Ratio of expenses to average net assets
    With expense reimbursement(%)..................         --        2.95        2.95          2.95                          --
    Without expense reimbursement(%)...............       2.94        3.21        3.09          3.17                        3.77
   Ratio of net investment loss to average net
    assets(%)(f)...................................       (.17)       (.04)       (.81)         (.74)                      (1.01)
   Portfolio turnover rate(%)......................         43          53          23            85                          43
   Average commission rate.........................     $.0181         N/A         N/A           N/A                     $ .0181

---------------

(a) For the six months ended December 31, 1994.
(b) For the year ended June 30.
(c) From April 18, 1991 (commencement of operations) to June 30, 1991.
(d) From April 1, 1994 (commencement) to June 30, 1994.
(e) From April 30, 1996 (commencement) to December 31, 1996.
(f) Net investment income (loss) is net of expenses reimbursed by IMI.
(g) Since February 1, 1995, Ivy Global Fund's adviser has been IMI. Prior to February 1, 1995, Ivy Global Fund's adviser was Mackenzie Investment Management, Inc. ("MIMI").

IVY GLOBAL SCIENCE & TECHNOLOGY FUND

                                             CLASS A          CLASS B        CLASS C
                                             -------          -------        -------
                                             1996(A)          1996(A)        1996(A)
           SELECTED PER SHARE DATA           -------          -------        -------
   Net asset value, beginning of period....  $10.00           $10.00         $10.00
    Income from investment operations
      Net investment loss(b)...............    (.06)            (.06)          (.05)
      Net realized and unrealized gain on
       investments.........................    6.49             6.52           6.53
                                             ------           ------         ------
         Total from investment
         operations........................    6.43             6.46           6.48
                                             ------           ------         ------
    Less distributions
      From net realized gain...............     .03              .02            .02
                                             ------           ------         ------
         Total distributions...............     .03              .02            .02
                                             ------           ------         ------
   Net asset value, end of period..........  $16.40           $16.44         $16.46
                                             ======           ======         ======
   Total return(%).........................   64.34            64.59          64.84
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands).............................  $8,324           $3,425         $2,106
   Ratio of expenses to average net assets
    With expense reimbursement(%)..........    2.19             2.99           2.95
    Without expense reimbursement(%).......    2.90             3.70           3.66
   Ratio of net investment loss to average
    net assets(%)(b).......................   (2.18)           (2.98)         (2.94)
   Portfolio turnover rate(%)..............      23               23             23
   Average commission rate.................  $.0600           $.0600         $.0600

---------------

(a) From July 22, 1996 (commencement of operations) to December 31, 1996.
(b) Net investment loss is net of expenses reimbursed by IMI.

IVY INTERNATIONAL FUND+

                                                                                 CLASS A
                                             --------------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992         1991       1990
   SELECTED PER SHARE DATA                   --------    --------    --------    --------    --------      -------    -------
   Net asset value, beginning of period....  $ 30.67     $  27.60    $  27.71    $  18.88    $  19.37      $ 16.98    $ 20.31
                                             --------    --------    --------    --------    --------      -------    -------
    Income (loss) from investment
      operations
      Net investment income................      .20          .25         .07         .12         .27(d)       .26        .50
      Net realized and unrealized gain
       (loss) on investment transactions...     5.85         3.22        1.01        9.01        (.26)        2.61      (3.13)
                                             --------    --------    --------    --------    --------      -------    -------
         Total from investment
          operations.......................     6.05         3.47        1.08        9.13         .01         2.87      (2.63)
                                             --------    --------    --------    --------    --------      -------    -------
    Less distributions
      From net investment income...........      .19          .25         .07         .08         .27          .26        .51
      From net realized gain...............      .64          .12        1.11         .22         .23          .22        .19
      In excess of net realized gain.......       --           03          --          --          --           --         --
      From capital paid-in.................       --           --         .01          --          --           --         --
                                             --------    --------    --------    --------    --------      -------    -------
         Total distributions...............      .83          .40        1.19         .30         .50          .48        .70
                                             --------    --------    --------    --------    --------      -------    -------
   Net asset value, end of period..........  $ 35.89     $  30.67    $  27.60    $  27.71    $  18.88      $ 19.37    $ 16.98
                                             ========    ========    ========    ========    ========      =======    =======
   Total return(%).........................    19.72        12.65        3.92       48.37         .07        16.93     (12.97)
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands)............................. $989,254     $475,989    $229,586    $172,539    $109,637      $97,486    $64,651
   Ratio of expenses to average net
    assets(%)..............................     1.65         1.52        1.58        1.61        1.71(e)      1.64       1.66
   Ratio of net investment income to
    average net assets(%)..................      .76          .97         .30         .56        1.36(d)      1.50       2.50
   Portfolio turnover rate(%)..............       14            6           7          19          20           27         29
   Average commission rate.................  $ .0092          N/A         N/A         N/A         N/A          N/A        N/A

                                                        CLASS A
                                             -----------------------------
                                              1989       1988       1987
   SELECTED PER SHARE DATA                   -------    -------    -------
   Net asset value, beginning of period....  $ 16.62    $ 12.90    $ 12.40
                                             -------    -------    -------
    Income (loss) from investment
      operations
      Net investment income................      .27        .12        .04
      Net realized and unrealized gain
       (loss) on investment transactions...     4.43       3.71       2.38
                                             -------    -------    -------
         Total from investment
          operations.......................     4.70       3.83       2.42
                                             -------    -------    -------
    Less distributions
      From net investment income...........      .17        .11        .05
      From net realized gain...............      .84         --       1.87
      In excess of net realized gain.......       --         --         --
      From capital paid-in.................       --         --         --
                                             -------    -------    -------
         Total distributions...............     1.01        .11       1.92
                                             -------    -------    -------
   Net asset value, end of period..........  $ 20.31    $ 16.62    $ 12.90
                                             =======    =======    =======
   Total return(%).........................    28.26      29.72      19.51
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands).............................  $58,469    $23,637    $21,146
   Ratio of expenses to average net
    assets(%)..............................     1.80       1.93       1.88
   Ratio of net investment income to
    average net assets(%)..................     1.20        .80        .40
   Portfolio turnover rate(%)..............       23         45         47
   Average commission rate.................      N/A        N/A        N/A

                                                                          CLASS B                           CLASS C
                                                         -----------------------------------------          --------
                                                           1996       1995       1994      1993(A)          1996(C)
   SELECTED PER SHARE DATA                               --------    -------    -------    -------          --------
   Net asset value, beginning of period..............    $  30.67    $ 27.60    $27.71     $25.86           $ 32.68
                                                         --------    -------    -------    ------           -------
    Income (loss) from investment operations
      Net investment income (loss)...................        (.01)       .01      (.10)      (.01)               --
      Net realized and unrealized gain (loss) on
       investment transactions.......................        5.76       3.20       .91       2.12              3.74
                                                         --------    -------    -------    ------           -------
         Total from investment operations............        5.75       3.21       .81       2.11              3.74
                                                         --------    -------    -------    ------           -------
    Less distributions
      From net investment income.....................          --        .01        --        .04                --
      In excess of net investment income.............         .05         --        --         --               .20
      From net realized gain.........................         .64        .10       .90        .22               .64
      In excess of net realized gain.................          --        .03        --         --                --
      From capital paid-in...........................          --         --       .02         --                --
                                                         --------    -------    -------    ------           -------
         Total distributions.........................         .69        .14       .92        .26               .84
                                                         --------    -------    -------    ------           -------
   Net asset value, end of period....................    $  35.73    $ 30.67    $27.60     $27.71           $ 35.58
                                                         ========    =======    =======    ======           =======
   Total return(%)...................................       18.76      11.62      2.96       7.65             11.45
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)..........    $312,161    $74,650    $30,143    $2,846           $44,450
   Ratio of expenses to average net assets(%)........        2.45       2.44      2.50       2.59              2.44
   Ratio of net investment income (loss) to average
    net assets(%)....................................        (.04)       .05      (.62)      (.42)             (.03)
   Portfolio turnover rate(%)........................          14          6         7         19                14
   Average commission rate...........................    $  .0092        N/A       N/A        N/A           $ .0092

                                                                    CLASS I
                                                         -----------------------------
                                                          1996       1995      1994(B)
   SELECTED PER SHARE DATA                               -------    -------    -------
   Net asset value, beginning of period..............    $30.67     $ 27.60    $ 29.06
                                                         -------    -------    -------
    Income (loss) from investment operations
      Net investment income (loss)...................       .27         .30        .03
      Net realized and unrealized gain (loss) on
       investment transactions.......................      5.88        3.22       (.49)
                                                         -------    -------    -------
         Total from investment operations............      6.15        3.52       (.46)
                                                         -------    -------    -------
    Less distributions
      From net investment income.....................       .27         .30        .03
      In excess of net investment income.............       .02          --         --
      From net realized gain.........................       .64         .12        .92
      In excess of net realized gain.................        --         .03         --
      From capital paid-in...........................        --          --        .05
                                                         -------    -------    -------
         Total distributions.........................       .93         .45       1.00
                                                         -------    -------    -------
   Net asset value, end of period....................    $35.89     $ 30.67    $ 27.60
                                                         =======    =======    =======
   Total return(%)...................................     20.06       12.85      (1.64)
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)..........    $53,344    $13,020    $ 4,921
   Ratio of expenses to average net assets(%)........      1.25        1.35       1.41
   Ratio of net investment income (loss) to average
    net assets(%)....................................      1.16        1.14        .47
   Portfolio turnover rate(%)........................        14           6          7
   Average commission rate...........................    $.0092         N/A        N/A

---------------

 + Since April 1, 1993, Ivy International Fund's subadviser has been Northern Cross Investments Limited. In prior periods, Ivy International Fund had the following subadvisers: Boston Overseas Investors, Inc., from July 1, 1990 through March 31, 1993; and Marsh & Cunningham, from November 15, 1985 through June 30, 1990.
(a) From October 23, 1993 (commencement of operations) to December 31, 1993.
(b) From October 6, 1994 (commencement) to December 31, 1994.
(c) From April 30, 1996 (commencement) to December 31, 1996.
(d) Net investment income is net of expenses reimbursed by IMI.
(e) The ratio of expenses to average net assets is net of expenses reimbursed by IMI. If IMI had not reimbursed expenses during the year ended December 31, 1992, the ratio of expenses to average net assets would have been 1.80%.

IVY LATIN AMERICA STRATEGY FUND

                                                 CLASS A                                    CLASS B                       CLASS C
                                    ---------------------------------          ---------------------------------          -------
                                     1996         1995        1994(A)           1996         1995        1994(A)          1996(B)
       SELECTED PER SHARE DATA      -------      -------      -------          -------      -------      -------          -------
   Net asset value, beginning of
    period........................  $  6.88      $  8.37      $10.00           $  6.88      $  8.37      $10.00           $ 7.96
                                    -------      -------      -------          -------      -------      -------          ------
    Loss from investment
      operations
      Net investment income
       (loss)(c)..................      .01          .01          --              (.03)        (.02)       (.01)            (.02)
      Net realized and unrealized
       gain (loss) on investment
       transactions...............     1.66        (1.45)      (1.63)             1.63        (1.47)      (1.62)             .55
                                    -------      -------      -------          -------      -------      -------          ------
         Total from investment
          operations..............     1.67        (1.44)      (1.63)             1.60        (1.49)      (1.63)             .53
                                    -------      -------      -------          -------      -------      -------          ------
    Less distributions
      From net realized gain......      .04           --          --                --           --          --              .03
      From capital paid-in........       --          .05          --                --           --          --               --
                                    -------      -------      -------          -------      -------      -------          ------
         Total distributions......      .04          .05          --                --           --          --              .03
                                    -------      -------      -------          -------      -------      -------          ------
   Net asset value, end of
    period........................  $  8.51      $  6.88      $ 8.37           $  8.48      $  6.88      $ 8.37           $ 8.46
                                    =======      =======      =======          =======      =======      =======          ======
   Total return(%)................    24.22       (17.28)     (16.10)            23.26       (17.90)     (16.20)            6.66
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands)....................  $ 4,016      $ 2,015      $  571           $ 2,025      $   684      $  122           $  111
   Ratio of expenses to average
    net assets
    With expense reimbursement and
      fees paid
      indirectly(%)(d)............     2.55         2.61        2.20              3.33         3.36        2.95             3.46
    Without expense reimbursement
      and fees paid
      indirectly(%)(d)............     4.89         9.26       16.22              5.67        10.01       16.97             5.80
   Ratio of net investment income
    (loss) to average net
    assets(%)(c)..................      .24          .22         .21              (.54)        (.53)       (.54)            (.68)
   Portfolio turnover rate(%).....       20           45          82                20           45          82               20
   Average commission rate........  $ .0002          N/A         N/A           $ .0002          N/A         N/A           $.0002

---------------

(a) From November 1, 1994 (commencement of operations) to December 31, 1994.
(b) From April 30, 1996 (commencement) to December 31, 1996.
(c) Net investment income (loss) is net of expenses reimbursed by IMI.
(d) Beginning in 1995, total expenses include any fees paid indirectly. The ratio of expenses to average net assets with expense reimbursement has been restated for 1995.

IVY NEW CENTURY FUND

                                                  CLASS A                                   CLASS B                       CLASS C
                                      --------------------------------          --------------------------------          -------
                                       1996         1995       1994(A)           1996        1995        1994(A)          1996(B)
        SELECTED PER SHARE DATA       -------      ------      -------          ------      -------      -------          -------
   Net asset value, beginning of
    period..........................  $  9.05      $ 8.64      $10.00           $ 9.05      $  8.64      $10.00           $ 9.89
                                      -------      ------      -------          ------      -------      -------          ------
    Income (loss) from investment
      operations
      Net investment income
       (loss)(c)....................     (.02)        .01          --             (.06)        (.02)         --             (.02)
      Net realized and unrealized
       gain (loss) on investment
       transactions.................     1.09         .54       (1.36)            1.05          .51       (1.36)             .19
                                      -------      ------      -------          ------      -------      -------          ------
         Total from investment
          operations................     1.07         .55       (1.36)             .99          .49       (1.36)             .17
                                      -------      ------      -------          ------      -------      -------          ------
    Less distributions
      From net investment income....       --         .01          --               --           --          --               --
      From net realized gain........       --         .10          --               --          .08          --               --
      In excess of net realized
       gain.........................       --         .03          --               --           --          --               --
                                      -------      ------      -------          ------      -------      -------          ------
         Total distributions........       --         .14          --               --          .08          --               --
                                      -------      ------      -------          ------      -------      -------          ------
   Net asset value, end of period...  $ 10.12      $ 9.05      $ 8.64           $10.04      $  9.05      $ 8.64           $10.06
                                      =======      ======      =======          ======      =======      =======          ======
   Total return(%)..................    11.83        6.40      (13.50)           10.95         5.62      (13.60)            1.73
   RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands)......................  $ 9,925      $3,435      $  611           $6,269      $   945      $  121           $1,854
   Ratio of expenses to average net
    assets
    With expense reimbursement and
      fees paid indirectly(%)(d)....     2.45        2.55        2.20             3.20         3.30        2.95             3.16
    Without expense reimbursement
      and fees paid
      indirectly(%)(d)..............     2.82        7.18       20.74             3.57         7.93       21.49             3.53
   Ratio of net investment income to
    average net assets(%)(c)........     (.23)        .24         .52             (.98)        (.51)       (.23)            (.94)
   Portfolio turnover rate(%).......       27          14           0               27           14           0               27
   Average commission rate..........  $ .0018         N/A         N/A           $.0018          N/A         N/A           $.0018

---------------

(a) From November 1, 1994 (commencement of operations) to December 31, 1994.
(b) From April 30, 1996 (commencement) to December 31, 1996.
(c) Net investment income (loss) is net of expenses reimbursed by IMI.
(d) Beginning in 1995, total expenses include any fees paid indirectly. The ratio of expenses to average net assets with expense reimbursement has been restated for 1995.

INVESTMENT OBJECTIVES AND POLICIES

    Each Fund has its own investment objective and policies, which are described below. Each Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Except for a Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Board of Trustees of the Trust ("Trustees") without shareholder approval. There can be no assurance that a Fund's objective will be met. The different types of securities and investment techniques used by the Funds involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment Techniques," below, and the SAI.

    Whenever an investment objective, policy or restriction of a Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

    IVY ASIA PACIFIC FUND: The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which for purposes of this Prospectus are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Asia-Pacific issuers include: (a) securities of companies organized under the laws of an Asia-Pacific country or for which the principal securities trading market is in the Asia-Pacific region; (b) securities that are issued or guaranteed by the government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Asia-Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

    The Fund may participate in markets throughout the Asia-Pacific region, and it is expected that the Fund will be invested at all times in at least three Asia-Pacific countries. The Fund does not expect to concentrate its investments in any particular industry. See Appendix C to the SAI for further information about the economic characteristics of certain Asia-Pacific countries.

    The Fund may invest up to 35% of its assets in investment-grade debt securities of government or corporate issuers in emerging market countries, investment-grade equity and debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's Investor Services, Inc. ("Moody's") or BB or below by Standard and Poor's Corporation ("S&P"), or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).

    For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies that invest in securities issued in Asia-Pacific countries, and (ii) up to 15% of its net assets in restricted and other illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

    IVY CANADA FUND: Ivy Canada Fund seeks long-term capital appreciation by investing primarily in equity securities of Canadian companies. Canada is one of the world's leading industrial countries and a major exporter of agricultural products. The country is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron and copper, and forest covers over 44% of land areas, making Canada a leading world producer of newsprint. Canada is also a major producer of hydroelectricity, oil and gas.

    As a fundamental policy, the Fund normally invests at least 65% of its total assets in Canadian equity securities (i.e., common and preferred stock, securities convertible into common stock and common stock purchase warrants) listed on Canadian stock exchanges or traded over-the-counter in Canada. Canadian issuers are companies (i) organized under the laws of Canada, (ii) for which the principal securities trading market is in Canada, (iii) which derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Canada, or (iv) which have at least 50% of their assets situated in Canada. The balance of the Fund's assets ordinarily are invested in (i) bills and bonds of the Canadian Government and the governments of the provinces or municipalities of Canada, (ii) high quality notes and debentures of Canadian companies (i.e., those rated Aaa or Aa by Moody's or AAA or AA by S&P, or if unrated, judged to be of comparable quality by Mackenzie Financial Corporation ("MFC"), the Fund's Advisor), (iii) foreign securities (including sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs") and Global Depository Shares ("GDSs")), (iv) U.S. Government securities, (v) equity securities and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by MFC to be of comparable quality) of U.S. companies, and (vi) zero coupon bonds that meet these credit quality standards.

    The Fund may purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

    For temporary defensive purposes, the Fund may invest without limit in U.S. or Canadian dollar-denominated money market securities issued by entities organized in the U.S. or Canada, such as (i) obligations issued or guaranteed by the Canadian Government or the governments of the provinces or municipalities of Canada (or their agencies or instrumentalities), (ii) finance company and corporate commercial paper (and other short-term corporate obligations rated Prime-1 by Moody's or A or better by S&P, or if unrated, considered by MFC to be of comparable quality), (iii) obligations of banks (i.e., certificates of deposit, time deposits and bankers' acceptances) considered creditworthy by MFC under guidelines approved by the Trustees, and
(iv) repurchase agreements with broker-dealers and banks. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

    IVY CHINA REGION FUND: Ivy China Region Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to meet its objective primarily by investing in the equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region").

    The Fund normally invests at least 65% of its total assets in "Greater China growth companies," defined as companies (a) that are organized in or for which the principal securities trading markets are the China Region; (b) that have at least 50% of their assets in one or more China Region countries or derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China Region countries; or (c) that have at least 35% of their assets in China, Hong Kong or Taiwan, derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within these three countries, or have significant manufacturing or other operations in these countries. IMI's determination as to whether a company qualifies as a Greater China growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China Region country, and currently expects to invest more than 50% of its total assets in Hong Kong. See Appendix C to the SAI for further information about the economic characteristics of certain China Region countries.

    The balance of the Fund's assets ordinarily are invested in (i) certain investment-grade debt securities and (ii) the equity securities of "China Region associated companies," which are companies that do not meet the definition of a Greater China growth company, but whose current or expected performance, based on certain identified factors (such as the growth trends in the location of a company's assets and the sources of its revenues and profits), is judged by IMI to be strongly associated with the China Region. The investment-grade debt securities in which the Fund may invest include (a) obligations of the U.S. Government or its agencies or instrumentalities, (b) obligations of U.S. banks and other banks organized and existing under the laws of Hong Kong, Taiwan or countries that are members of the Organization for Economic Cooperation and Development ("OECD"), and (c) obligations denominated in any currency issued by international development institutions and Hong Kong, Taiwan and OECD member governments and their agencies and instrumentalities, as well as repurchase agreements with respect to any of the foregoing instruments. The Fund may also invest in zero coupon bonds, and corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or if unrated, are considered by IMI to be of comparable quality).

    The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. As of December 31, 1996, the Fund had 0.90% of its total assets invested in low-rated debt securities.

    The Fund may invest in sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities.

    For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may reduce its position in Greater China growth companies and Greater China associated companies and increase its investment in cash and liquid debt securities, such as U.S. Government securities, bank obligations, commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

    IVY GLOBAL FUND: The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies throughout the world, with at least three different countries (one of which may be the United States) represented in the Fund's overall portfolio holdings. Although the Fund generally invests in common stock, it may also invest in preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

    The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. As of December 31, 1996, the Fund had 0.94% of its total assets invested in low-rated debt securities.

    The Fund may invest in equity real estate investment trusts, warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

    For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated

AAA or AA by S&P or Aaa or Aa by Moody's). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

    The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and my write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 20% of its total assets.

    IVY GLOBAL NATURAL RESOURCES FUND: The Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 65% of its total assets in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources" generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities.

    IMI believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities. In selecting the Fund's investments, IMI will seek to identify securities of companies that, in IMI's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

    For temporary defensive purposes, the Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

    For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

    IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund's principal investment objective is long-term capital growth. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies that are expected to benefit from the development, advancement and use of science and technology. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. Industries likely to be represented in the Fund's portfolio include computers and peripheral products, software, electronic components and systems, telecommunications, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. In recent years, rapid advances in these industries have stimulated unprecedented growth. While this is no guarantee of future performance, IMI believes that these industries offer substantial opportunities for long-term capital appreciation.

    Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero-coupon bonds. The Fund may also invest up to 5% of its net assets in debt securities that are rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. (A description of the ratings assigned by Moody's and S&P is contained in Appendix A to the SAI).

    The Fund may invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

    For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

    The Fund may purchase put and call options on stock indices and on individual securities, provided the premium paid for such options does not exceed 10% of the value of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may sell covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 20% of the value of its total assets.

    IVY INTERNATIONAL FUND: Sales of shares of this Fund to new investors have been suspended. See "How to Buy Shares."

    The Fund's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the Fund's total assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. The Fund's subadviser, Northern Cross Investments Limited ("Northern Cross"), invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. Northern Cross seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

    When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by Northern Cross to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

    IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund's principal investment objective is long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in the United States. The Fund will invest its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market. The factors that IMI considers in determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

    In selecting the Fund's investments, IMI will seek to identify securities that are attractively priced relative to their intrinsic value. The intrinsic value of a particular security is analyzed by reference to characteristics such as relative price/earnings ratio, dividend yield and other relevant factors (such as applicable financial, tax, social and political conditions).

    When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities, zero coupon bonds, preferred stocks, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).

    For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and
(ii) up to 15% of its net assets in restricted and other illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

    IVY LATIN AMERICA STRATEGY FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal conditions the Fund invests at least 65% of its total assets in securities issued in Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. Securities of Latin American issuers include (a) securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America; (b) securities that are issued or guaranteed by the government of a Latin American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate in markets throughout Latin America, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Mexico and Venezuela, which IMI believes are the most developed capital markets in Latin America. The Fund does not expect to concentrate its investments in any particular industry.

    The Fund's equity investments consist of common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and warrants (any of which may be purchased through rights). The Fund's equity securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

    The Fund may invest in debt securities (including zero coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities issued by Latin American Governments ("Sovereign Debt"). Most of the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be below investment-grade (i.e., rated Ba or below by Moody's or BB or below by S&P, or considered by IMI to be of comparable quality), and are commonly referred to as "high yield" or "junk" bonds. As of December 31, 1996, the Fund had 0.00% of its total assets invested in low-rated debt securities.

    To meet redemptions, or while the Fund is anticipating investments in Latin American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive or emergency purposes, the Fund may (i) invest without limit in such instruments, and (ii) borrow up to one-third of the value of its total assets from banks (but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets).

    The Fund may invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities. The Fund will treat any Latin American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with Latin American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

    IVY NEW CENTURY FUND: The Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities (including common and preferred stocks, convertible debt obligations, warrants, options, rights, and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs that are listed on stock exchanges or traded over-the-counter) of "Emerging Market growth companies," which are defined as companies (a) for which the principal securities trading market is an emerging market (as defined above), (b) that (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in emerging markets, or (c) that are organized under the laws of (and with a principal office in) an emerging market country.

    The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. IMI's determination as to whether a company qualifies as a Emerging Markets growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company).

    For purposes of capital appreciation, the Fund may invest up to 35% of its assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a "when-issued" or firm commitment basis.

    The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). As of December 31, 1996, the Fund had 0.27% of its total assets invested in low-rated debt securities.

    For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and
(ii) up to 15% of its net assets in restricted and other illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

RISK FACTORS AND INVESTMENT TECHNIQUES

    SPECIAL CONSIDERATIONS RELATED TO IVY ASIA PACIFIC FUND: Certain Asia-Pacific countries in which the Fund may invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the United States, and their political systems may be relatively unstable. Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

    Investing in securities of issuers in Asia-Pacific countries involves certain considerations not typically associated with investing in securities of United States companies, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations,
(iii) the cost of converting foreign currency into United States dollars, (iv) potential price volatility and lesser liquidity of shares traded on Asia-

Pacific country securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

    Certain Asia-Pacific countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries such as China that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

    The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

    Securities exchanges, issuers and broker-dealers in some Asia-Pacific countries are subject to less regulatory scrutiny than in the United States. In addition, due to the limited size of the markets for Asia-Pacific securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of the Fund's investments.

    SPECIAL CONSIDERATIONS RELATED TO IVY CANADA FUND: The economy of Canada is strongly influenced by the activities of companies involved in the production and processing of natural resources, particularly those involved in the energy industry, industrial materials (e.g., chemicals, base metals, timber and paper) and agricultural materials (e.g., grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield, which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation and the success of exploration projects.

    SPECIAL CONSIDERATIONS RELATED TO IVY CHINA REGION FUND: Investors should realize that China Region countries may be subject to a greater degree of economic, political and social instability than is the case in the United States or other developed countries. Among the factors causing this instability are (i) authoritarian governments or military involvement in political and economic decision making, (ii) popular unrest associated with demands for improved political, economic and social conditions, (iii) internal insurgencies, (iv) hostile relations with neighboring countries, (v) ethnic, religious and racial disaffection, and (vi) changes in trading status, any one of which could disrupt the principal financial markets in which the Fund invests and adversely affect the value of its assets. In addition, several China Region countries have had hostile relations with neighboring nations. For example, China continues to claim sovereignty over Taiwan, and is scheduled to assume sovereignty over Hong Kong in 1997.

    China Region countries tend to be heavily dependent on international trade, as a result of which their markets are highly sensitive to protective trade barriers and the economic conditions of their principal trading partners (i.e., the United States, Japan and Western European countries). Protectionist trade legislation, reduction of foreign investment in China Region economies and general declines in the international securities markets could have a significant adverse effect on the China Region securities markets. In addition, certain China Region countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened risk in these countries that such adverse actions might be repeated.

    To take advantage of potential growth opportunities, the Fund might have significant investments in companies with relatively small market capitalization. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies, both because they tend to be traded in lower volume and because the companies are subject to greater business risk. In addition, to the extent that any China Region country experiences rapid increases in its money supply or investment in equity securities for speculative purposes, the equity securities traded in such countries may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Finally, restrictions on foreign investment exists to varying degrees in some China Region countries. Where such restrictions apply, investments may be limited and may increase the Fund's expenses. The SAI contains additional information concerning the risks associated with investing in the China Region.

    SPECIAL CONSIDERATIONS RELATED TO IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY INTERNATIONAL SMALL COMPANIES FUND AND IVY NEW CENTURY FUND: In light of Ivy New Century Fund's concentration in equity securities of Emerging Market growth companies (as defined above), an investment in the Fund should be considered speculative. In addition, both Ivy Global Science & Technology Fund and Ivy International Small Companies Fund are expected to have significant investments in companies with relatively small market capitalization. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies, both because they tend to be traded in lower volume and because the companies are subject to greater business risk.

    Because Ivy Global Science & Technology Fund normally focuses its investments in science and technology-related industries, the value of the Fund's shares may be more susceptible to factors affecting those industries and to greater market fluctuation than a fund whose portfolio holdings are more diverse. For example, rapid advances in these industries tend to render existing products obsolete. In addition, many companies in which the Fund is likely to invest are subject to government regulations and approval of their products and services, which may affect their overall profitability and cause their stock prices to be more volatile. In selecting the Fund's portfolio of investments, IMI will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

    SPECIAL CONSIDERATIONS RELATED TO IVY GLOBAL NATURAL RESOURCES FUND: Since the Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. In selecting the Fund's portfolio of investments, IMI will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

    To take advantage of potential growth opportunities, the Fund might have significant investments in companies with relatively small market capitalization.

Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies because they tend to be traded in lower volume and because the companies are subject to greater business risk.

    The Fund's investments in precious metals (such as gold) and other physical commodities are subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, IMI currently intends that it will only be in a form that is readily marketable.

    SPECIAL CONSIDERATIONS RELATED TO IVY LATIN AMERICA STRATEGY FUND: The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. This could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

    For many years, most Latin American countries have experienced substantial (and in some periods extremely high) rates of inflation, which have had and may continue to have very negative effects on the economies and securities markets of these countries. In addition, certain Latin American countries are among the largest debtors to commercial banks and foreign governments, and some have declared moratoria on the payment of principal and/or interest on external debt. Accordingly, the Sovereign Debt instruments in which the Fund may invest involve a high degree of risk and should be considered equivalent in quality to debt securities rated below investment-grade by Moody's and S&P.

    The Fund is classified as a non-diversified investment company under the 1940 Act, and therefore may invest, with respect to 50% of its total assets, more than 5% of its total assets in the securities of any one issuer. Consequently, the performance of a single issuer in which the Fund has invested may have a more significant effect on the overall performance of the Fund than if the Fund were a diversified company.

    BANK OBLIGATIONS: The bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of the obligation is fully insured by the Federal Deposit Insurance Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

    BORROWING: Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

    COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies. Each Fund's investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P, or if not rated, are issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

    CONVERTIBLE SECURITIES: The convertible securities in which the Funds may invest include corporate bonds, notes, debentures and other securities convertible into common stocks. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

    DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

    U.S. GOVERNMENT SECURITIES: U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Such securities include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life (and increasing the security's price volatility). Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

    INVESTMENT-GRADE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics).

    LOW-RATED DEBT SECURITIES: Securities rated lower than Baa or BBB, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), are considered by major credit-rating organizations to have predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investors in those Funds that invest in these securities, should be willing to accept the special risks associated with these securities.

    While high yield debt securities are likely to have some quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. IMI seeks to reduce risk through diversification (including investments in foreign securities), credit analysis and attention to current developments and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the affected Fund's best interest to retain or dispose of the security (unless the security is downgraded below the rating of C, in which case IMI most likely would dispose of the security based on then existing market conditions). For additional information regarding the risks associated with investing in high yield bonds, see the SAI (and, in particular, Appendix A, which contains a more complete description of the ratings assigned by Moody's and S&P).

    FOREIGN SECURITIES: The foreign securities in which the Funds invest may include non-U.S. dollar-denominated securities, Eurodollar securities, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and debt securities issued, assumed or guaranteed by foreign governments (or political subdivisions or instrumentalities thereof). Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are associated with the Funds' investments, generally.

    In many foreign countries, there is less regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Funds may invest may be smaller, less liquid and subject to greater price volatility than those in the United States. Generally, price fluctuations in the Funds' foreign security holdings are likely to be high relative to those of securities issued in the United States.

    Other risks include the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), difficulties in pricing, default in foreign government securities, high rates of inflation, difficulties in enforcing foreign judgments, political or social instability, or other developments that could adversely affect the Funds' foreign investments.

    The risks of investing in foreign securities (described above) are likely to be intensified in the case of investments in issuers domiciled or doing substantial business in countries with emerging or developing economies ("emerging markets"). For example, countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause a Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

    In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. In order for these emerging economies to continue to expand and develop industry, infrastructure and currency reserves, continued influx of capital is essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Funds and their shareholders will benefit. IMI believes that similar investment opportunities will be created for companies involved in providing consumer goods and services (e.g., food, beverages, autos, housing, tourism and leisure and merchandising).

    FOREIGN CURRENCY EXCHANGE TRANSACTIONS: A Fund usually effects its currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when a Fund converts assets from one currency to another. A Fund may also be affected unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

    FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

    OPTIONS AND FUTURES TRANSACTIONS: The Funds may use various techniques to increase or decrease their exposure to changing security prices, currency exchange rates, commodity prices, or other factors that affect the value of the Funds' securities. These techniques may involve derivative transac-tions such as purchasing put and call options, selling put and call options, and engaging in transactions in foreign currency futures, stock index futures and related options.

    A Fund may invest in options on securities in accordance with its stated investment objective and policies (see above). A put option is a short-term contract that gives the purchaser of the option, in return for a premium, the right to sell the underlying security or currency to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right to buy the underlying security or currency from the seller of the option at a specified price during the term of the option. An option on a stock index gives the purchaser the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

    A Fund may also enter into futures transactions in accordance with its stated investment objective and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A foreign currency futures contract is an agreement to buy or sell a specified amount of a foreign currency for a set price on a future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

    Investors should be aware that the risks associated with the use of options and futures are considerable. Options and futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to a Fund if IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. A Fund may also experience a significant loss if it is unable to close a particular position due to the lack of a liquid secondary market. For further information regarding the use of options and futures transactions and any associated risks, see the SAI.

    PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Investors in Ivy Global Natural Resources Fund should be aware that commodities trading is generally considered a speculative activity. For example, prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Accordingly, markets for precious metals may at times be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Investments in physical commodities may also present practical problems of delivery, storage and maintenance, possible illiquidity, the unavailability of accurate market valuations and increased expenses.

    REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Equity REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption under the Investment Company Act of 1940, as amended (the "1940 Act"). By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

    REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and agreed-upon yield. Each Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. A Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

    RESTRICTED AND ILLIQUID SECURITIES: An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security on its books. A "restricted security" is a security that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended, and is considered to be illiquid until such filing takes place. There may be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell the security. If adverse market conditions were to develop during that period, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. In addition, issuers of restricted and other illiquid securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded. Securities whose proceeds are subject to limitations on repatriation of principal or profits for more than seven days, and those for which market quotations are not readily available, are considered illiquid for purposes of the percentage limitations that apply to each Fund's investment in illiquid securities.

    SHARES OF OTHER INVESTMENT COMPANIES: As a shareholder of an investment company, a Fund will bear its ratable share of the investment company's expenses (including management fees, in the case of a management investment company).

    SMALL COMPANIES: Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of smaller companies may be subject to more abrupt or erratic market movements, because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

    WARRANTS: The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and are considered speculative investments. For example, if a warrant were not exercised by the date of its expiration, a Fund would lose its entire investment.

    "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS: Purchasing securities on a "when-issued" or firm commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

    ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations in response to changing interest rates than debt securities that distribute income regularly. In addition, for Federal income tax purposes a Fund generally recognizes and is required to distribute income generated by zero coupon bonds currently in the amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.

ORGANIZATION AND MANAGEMENT OF THE FUNDS

    Each Fund, other than Ivy Latin America Strategy Fund, is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. Ivy Latin America Strategy Fund is organized as a non-diversified portfolio (see "Special Considerations Related to Ivy Latin America Strategy Fund"). The business and affairs of each Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 16 separate portfolios. Each Fund has three classes of shares, designated as Class A, Class B and Class C. Ivy Global Science & Technology Fund, Ivy International Fund and Ivy International Small Companies Fund each has a fourth class of shares designated as Class I. Shares of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for Class I, has a separate Rule 12b-1 distribution plan and bears different distribution fees. In addition, Class I shares of Ivy Global Science & Technology Fund, Ivy International Fund and Ivy International Small Companies Fund bear lower administrative service and transfer agency fees than each such Fund's Class A, Class B and Class C shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

    The Trust employs IMI to provide business management services to the Funds, and investment advisory services to all of the Funds other than Ivy Canada Fund and Ivy Global Natural Resources Fund (which are advised by MFC). MIMI provides administrative and accounting services. Ivy Mackenzie Distributors, Inc. ("IMDI") distributes the Funds' shares, and Ivy Mackenzie Services Corp. ("IMSC") provides transfer agency and shareholder-related services for the Funds. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. As of March 31, 1997, IMI and MIMI had approximately $2.70 billion and $145 million, respectively, in assets under management. MIMI is a subsidiary of MFC, which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years.

INVESTMENT MANAGER

    IVY CANADA FUND AND IVY GLOBAL NATURAL RESOURCES FUND: For IMI's business management services, each Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 0.50%. Each Fund pays MFC a monthly fee for advisory services, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 0.35% and 0.50% for Ivy Canada Fund and Ivy Global Natural Resources Fund, respectively.

    IVY ASIA PACIFIC FUND, IVY CHINA REGION FUND, IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY INTERNATIONAL FUND, IVY INTERNATIONAL SMALL COMPANIES FUND, IVY LATIN AMERICA STRATEGY FUND AND IVY NEW CENTURY FUND: For IMI's business management and investment advisory services, each Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 1.00%.

    IMI voluntarily limits the total operating expenses for each Fund except Ivy International Fund (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.95% of the Funds' average net assets, which may lower each Fund's expenses and increase its total return. This voluntary expense limitation may be terminated or revised at any time, at which point the affected Fund's expenses may increase and its total return may be reduced.

    Northern Cross currently serves as subadviser for Ivy International Fund, for which IMI pays a fee at a rate equal, on an annual basis, to 0.60% of the Fund's average net assets. From July 1, 1990 through March 31, 1993 and from November 18, 1985 through June 30, 1990, Boston Overseas Investors, Inc. and Marsh & Cunningham, Inc., respectively, provided subadvisory services to the Fund, based on the same investment strategy and program currently employed by Northern Cross.

    IVY GLOBAL FUND: For IMI's business management and investment advisory services, the Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 1.00% of the first $500 million in net assets and 0.75% on net assets over $500 million. For the fiscal year ended December 31, 1996, the effective management fee paid to IMI was 1.00% of the Fund's average net assets.

    Currently, IMI voluntarily limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets, which may lower the Fund's expenses and increase its total return. This voluntary expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its total return may be reduced.

    ALL FUNDS: IMI pays all expenses that it incurs in rendering management services to the Funds. Each Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne by that Fund (or class) directly. The fees payable to IMI are subject to any reimbursement or fee waiver to which IMI may agree. The investment management fees paid by the Funds are higher than those charged by many funds that invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Funds.

    PORTFOLIO MANAGEMENT: The following individuals have responsibilities for management of the Funds:

    - James W. Broadfoot, an Executive Vice President and Chief Investment Officer of IMI and Vice President of the Trust, is the portfolio manager for Ivy Global Science & Technology Fund. Prior to joining the organization in 1990, Mr. Broadfoot was a principal in an investment counsel firm specializing in emerging growth companies. Mr. Broadfoot has 24 years of professional investment experience, and is a Chartered Financial Analyst. He has an MBA from The Wharton School of the University of Pennsylvania.

    - Hakan Castegren, President of Northern Cross, has been the portfolio manager for Ivy International Fund since its inception in 1986 and has 36 years of professional investment experience. He earned his MBA from the Stockholm School of Economics.

    - Michael G. Landry is the President and a Director of IMI and MIMI and the Chairman and a Trustee of the Trust. Mr. Landry has headed these organizations since 1987. Previously he was a Senior Vice President and portfolio manager with Templeton International. He has over 20 years of professional investment experience. He has a degree in economics from Carleton University. Mr. Landry is the portfolio manager for Ivy Global Fund, co-manages Ivy International Small Compa-nies Fund and manages Ivy New Century Fund in conjunction with the Ivy emerging markets research team.

    - Frederick Sturm, a Senior Vice President of MFC, is the portfolio manager of Ivy Canada Fund and Ivy Global Natural Resources Fund. Mr. Sturm joined MFC in 1983 and has 11 years of professional investment experience. In that time, Mr. Sturm has established a performance record in the natural resource sector. Mr. Sturm, a Chartered Financial Analyst, is a graduate of the University of Toronto where he earned a degree in commerce and finance.

    - Barbara Trebbi is a Senior Vice President of IMI and managing director of the Ivy emerging markets research team. In conjunction with the Ivy emerging markets research team she is the portfolio manager for Ivy Asia Pacific Fund, Ivy China Region Fund and Ivy Latin America Strategy Fund. Ms. Trebbi also co-manages Ivy International Small Companies Fund. Ms. Trebbi joined the organization in 1988 and has nine years of professional investment experience. She is a Chartered Financial Analyst and holds a Graduate Diploma from the London School of Economics. In addition to Ms. Trebbi, the Ivy emerging markets research team is comprised of Justin Lu, who is a graduate of Shanghai International University; Oleg Makhorine, located in Prague, who is a graduate of the Economics University of Prague; Moira McLachlan, who earned her degree in international business from the University of South Carolina; and Johnason Tang, located in Shanghai, who is a graduate of Shanghai International University.

FUND ADMINISTRATION AND ACCOUNTING

    MIMI provides various administrative services for the Funds, such as maintaining the registration of Fund shares under state "Blue Sky" laws, and assisting with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the average net assets attributable to each Fund's Class A, Class B and Class C shares are subject to a fee, accrued daily and paid monthly, at an annual rate of 0.10%. The average net assets attributable to Class I shares are subject to a fee at the annual rate of 0.01%.

    MIMI also provides certain accounting and pricing services for the Funds (see "Fund Accounting Services" in the SAI for more information).

TRANSFER AGENT

    IMSC is the transfer and dividend-paying agent for the Funds, and also provides certain shareholder-related services. Certain broker-dealers that maintain shareholder accounts with the Funds through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).

ALTERNATIVE PURCHASE ARRANGEMENTS

    CLASS A SHARES: Class A shares are subject to an initial sales charge, unless the amount you purchase is $500,000 or more (see "Contingent Deferred Sales Charge -- Class A Shares"). Certain purchases qualify for a reduced initial sales charge (see "Qualifying for a Reduced Sales Charge"). Class A shares (for all Funds except Ivy Canada Fund) are subject to ongoing service fees at an annual rate of 0.25% of a Fund's average net assets attributable to its Class A shares. Class A shares of Ivy Canada Fund are subject to ongoing service and distribution fees at a combined annual rate of up to 0.40% of the Fund's average net assets attributable to its Class A shares. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

    CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge, but are subject to a CDSC if redeemed within six years of purchase, in the case of Class B shares, or within one year of purchase, in the case of Class C shares. Both classes of shares are subject to ongoing service and distribution fees at a combined annual rate of up to 1.00% of a Fund's average net assets attributable to its Class B or Class C shares. The ongoing distribution fee will cause these shares to have a higher expense ratio than that of Class A shares. Also, to the extent that a Fund pays any dividends, these higher expenses will result in lower dividends than those paid on Class A shares.

    CLASS I SHARES: Class I shares are offered by Ivy Global Science & Technology Fund, Ivy International Fund and Ivy International Small Companies Fund only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower fees than Class A, Class B and Class C shares.

    FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE: The multi-class structure of the Funds allows you to choose the most beneficial way to buy shares given the size of your purchase and the length of time you expect to hold your shares. You should consider whether, during the anticipated life of your Fund investment, the accumulated service and distribution fees on Class B and Class C shares would be less than the initial sales charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential would be offset by the Class A shares' potentially higher yield. Also, sales personnel may receive different compensation depending on which class of shares they are selling. The tables under the caption "Annual Fund Operating Expenses" at the beginning of this Prospectus contain additional information that is designed to assist you in making this determination.

DIVIDENDS AND TAXES

    DIVIDENDS: Distributions you receive from a Fund are reinvested in additional shares of the same class of a Fund unless you elect to receive them in cash. Dividends ordinarily will vary from one class to another.

    Each Fund intends to make a distribution for each fiscal year of any net investment income and net realized short-term capital gain, as well as any net long-term capital gain realized during the year. An additional distribution may be made of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Code.

    TAXATION: The following discussion is intended for general information only. You should consult with your tax adviser as to the tax consequences of an investment in a particular Fund, including the status of distributions from the Fund under applicable state or local law.

    Each Fund intends to qualify annually as a regulated investment company under the Code. To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any Federal income or excise tax.

    Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

    Investments in securities that are issued at a discount will result each year in income to a Fund equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

    Income and gains received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Unless a Fund is eligible to and elects to "pass through" to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

    Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

    A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

    Fund distributions may be subject to state, local and foreign taxes. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.

PERFORMANCE DATA

    Performance information (e.g., "total return" and "yield") is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC. Performance information for each class may be compared in reports and promotional literature to indices such as the Standard and Poor's 500 Stock Index, Dow Jones Industrial Average, and Morgan Stanley Capital International World Index. Advertisements, sales literature and communications to shareholders may also contain statements of a Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Funds' different classes. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.

    "Total return" is the change in value of an investment in a Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where a Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

    "Current yield" reflects the income per share earned by a Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or distributions that were paid to a Fund's shareholders are reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by a Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The "current distribution rate" will differ from the "current yield" computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

HOW TO BUY SHARES

    Effective April 18, 1997 (the "Effective Date"), Ivy International Fund suspended the offer of its shares to new investors. Shares of Ivy International Fund are available for purchase only by existing shareholders of Ivy International Fund. In addition, a prospective investor who communicated his or her definite indication of interest in purchasing Ivy International Fund shares within 30 days prior to the Effective Date, to either IMDI or through his or her investment professional, may purchase Ivy International Fund shares within three months following the Effective Date, provided the investor meets the minimum initial investment requirement of Ivy International Fund. As of the Effective Date, expressions of interest are no longer accepted by IMDI. Once a shareholder's account has been liquidated, the shareholder may not invest in Ivy International Fund at a later date.

    OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make your check payable to the Fund in which you are investing. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:

    Regular Mail:

                          IVY MACKENZIE SERVICES CORP.
                                 P.O. BOX 3022
                           BOCA RATON, FL 33431-0922

    Courier:

                          IVY MACKENZIE SERVICES CORP.
                      700 SOUTH FEDERAL HIGHWAY, SUITE 300
                              BOCA RATON, FL 33432

    The Funds reserve the right to reject, for any reason, any purchase order.

    MINIMUM INVESTMENT POLICIES: The minimum initial investment is $1,000; the minimum additional investment is $100. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans").

    Accounts in Class I of any of the Class I Funds can be opened with a minimum initial investment of $5,000,000; the minimum additional investment is $10,000. The minimum initial investment in Class I of these Funds may be spread over the thirteen-month period following the opening of the account.

    BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

    By Mail: Complete the investment slip attached to your statement, or write instructions including the account registration, Fund number and account number of the shares you wish to purchase. Send your check (payable to the Fund in which you are investing), along with your investment slip or written instructions, to one of the addresses above.

    Through your Broker: Deliver the investment slip attached to your statement, or written instructions, along with your payment to your registered representative or selling broker.

    By Wire: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-800-777-6472. Wiring instructions are as follows:
                      FIRST UNION NATIONAL BANK OF FLORIDA
                                JACKSONVILLE, FL
                                 ABA#063000021
                             ACCOUNT #2090002063833
                             FOR FURTHER CREDIT TO:
                         YOUR IVY ACCOUNT REGISTRATION
                      YOUR FUND NUMBER AND ACCOUNT NUMBER

    By Automatic Investment Method: Complete Sections 6A and 7B on the Account Application (see "Automatic Investment Method" on page 30 for more information).

HOW YOUR PURCHASE PRICE IS DETERMINED

    Your purchase price for Class A shares of a Fund is the net asset value ("NAV") per share plus a sales charge, which may be reduced or eliminated in certain circumstances. The purchase price per share is known as the public offering price. Your purchase price for Class B, Class C and Class I shares is the NAV per share.

    Share purchases will be made at the next determined price after your purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the NAV. Any orders received after the time of the determination of the NAV will be entered at the next calculated price.

    Orders placed with a securities dealer before the NAV is determined that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

    You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

HOW EACH FUND VALUES ITS SHARES

    The NAV per share is the value of one share. The NAV is determined for each Class of shares as of the close of the New York Stock Exchange on each day the Exchange is open by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

    The Trustees have established procedures to value a Fund's securities in order to determine the NAV. The value of a foreign security is determined as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the New York Stock Exchange, if that is earlier. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Securities and other assets for which market prices are not readily available are valued at fair value, as determined by IMI and approved in good faith by the Board. Money market instruments of a Fund are valued at amortized cost.

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

    Shares are purchased at a public offering price equal to their NAV per share plus a sales charge, as set forth below.

                                                              SALES CHARGE
                                                         -----------------------   PORTION OF
                                                            AS A         AS A        PUBLIC
                                                         PERCENTAGE   PERCENTAGE    OFFERING
                                                         OF PUBLIC      OF NET       PRICE
                                                          OFFERING      AMOUNT      RETAINED
                   AMOUNT INVESTED                         PRICE       INVESTED    BY DEALER
                   ---------------                       ----------   ----------   ----------
Less than $50,000....................................       5.75%        6.10%        5.00%
$50,000 but less than $100,000.......................       5.25%        5.54%        4.50%
$100,000 but less than $250,000......................       4.50%        4.71%        3.75%
$250,000 but less than $500,000......................       3.00%        3.09%        2.50%
$500,000 or over*....................................       0.00%        0.00%        0.00%

* A CDSC may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Contingent Deferred Sales Charge -- Class A Shares."

    Sales charges are not applied to any dividends or capital gains that are reinvested in additional shares of the Fund. An investor may be charged a transaction fee for Class A and Class I shares purchased or redeemed at NAV through a broker or agent other than IMDI.

    With respect to purchases of $500,000 or more through dealers or agents, IMDI may, at the time of purchase, pay such dealers or agents from its own resources a commission to compensate such dealers or agents for their distribution assistance in connection with such purchases. The commission would be computed as set forth below:

                              NAV COMMISSION TABLE
               (FOR ALL IVY FUNDS EXCEPT IVY INTERNATIONAL FUND)

                          PURCHASE AMOUNT                            COMMISSION
                          ---------------                            ----------
First  $3,000,000..................................................     1.00%
Next   $2,000,000..................................................      .50%
Over   $5,000,000..................................................      .25%

                              NAV COMMISSION TABLE
                            (IVY INTERNATIONAL FUND)

                          PURCHASE AMOUNT                            COMMISSION
                          ---------------                            ----------
First  $3,000,000..................................................     .50%
Next   $2,000,000..................................................     .25%
Over   $5,000,000..................................................     .10%

    Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the 1933 Act.

    IMDI compensates participating brokers who sell Class A shares through the initial sales charge. IMDI retains that portion of the initial sales charge that is not reallowed to the dealers, which it may use to distribute a Fund's Class A shares. Pursuant to separate distribution plans for the Funds' Class A, Class B and Class C shares, IMDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Funds' Class A distribution plans, IMDI currently pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments.

    IMDI may from time to time pay a bonus or other incentive to dealers (other than IMDI) which employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI during a specified period of time. This bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the U.S. or other bonuses such as gift certificates or the cash equivalent of such bonus or incentive.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

    Purchases of $500,000 or more of Class A shares will be made at NAV with no initial sales charge, but if the shares are redeemed within 24 months (12 months, in the case of Ivy International Fund) after the end of the calendar month in which the purchase was made (the CDSC period), a CDSC of 1.00% will be imposed (0.50%, in the case of Ivy International Fund).

    The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends or capital gains which have been reinvested in additional Class A shares.

    In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."

    WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The CDSC is waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class A Fund account at the time of the initial distribution) (ia) following retirement under a tax qualified retirement plan, or (ib) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

    Class A shareholders may exchange their Class A shares subject to a CDSC ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie fund ("new Class A shares") on the basis of the relative NAV per Class A share, without the payment of any CDSC that would be due upon the redemption of the outstanding Class A shares. The original CDSC rate that would have been charged if the outstanding Class A shares were redeemed will carry over to the new Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

QUALIFYING FOR A REDUCED SALES CHARGE

    RIGHTS OF ACCUMULATION (ROA): Rights of Accumulation ("ROA") is calculated by determining the current market value of all Class A shares in all Ivy or Mackenzie fund accounts (except Ivy Money Market Fund) owned by you, your spouse, and your children under 21 years of age. ROA is also applicable to accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the Code). The current market value of each of your accounts as described above is added together and then added to your current purchase amount. If the combined total is equal or greater than a breakpoint amount for a Fund, then you qualify for the reduced sales charge. To reduce or eliminate the sales charge, you must complete Section 4C of the Account Application.

    LETTER OF INTENT (LOI): A Letter of Intent ("LOI") is a non-binding agreement that states your intention to invest in additional Class A shares, within a thirteen month period after the initial purchase, an amount equal to a breakpoint amount for a Fund. The LOI may be backdated up to 90 days. To sign an LOI, please complete Section 4C of the Account Application.

    Should the LOI not be fulfilled within the thirteen month period, your account will be debited for the difference between the full sales charge that applies for the amount actually invested and the reduced sales charge actually paid on purchases placed under the terms of the LOI.

    PURCHASES OF CLASS A SHARES AT NET ASSET VALUE: Investors who held Ivy Fund shares as of December 31, 1991, or who held shares of certain funds that were reorganized into an Ivy or Mackenzie fund, may be exempt from sales charges on the purchase of Class A shares of any of the Ivy or Mackenzie funds. If you believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.

    Class A shares of a Fund may be purchased without an initial sales charge or CDSC by (i) officers and Trustees of the Trust (and their relatives), (ii) officers, directors, employees, retired employees, legal counsel and accountants of IMI, MIMI, and MFC (and their relatives), and (iii) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person). In addition, certain investment advisors and financial planners who charge a management, consulting or other fee for their services and who place trades for their own accounts or the accounts of their clients may purchase Class A shares of a Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who maintains an omnibus account with that Fund. Also, clients of these advisors and planners may make purchases under the same conditions if the purchases are through the master account of such advisor or planner on the books of such broker or agent. This provision applies to assets of retirement and deferred compensation plans and trusts used to fund those plans including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "Rabbi Trusts" whose assets are used to purchase shares of a fund through the aforementioned channels.

    Class A shares of a Fund may be purchased at NAV by retirement plans qualified under section 401(a) or 403(b) of the Code, subject to the Employee Retirement Income Security Act of 1974, as amended. A CDSC of 1.00% (0.50%, in the case of Ivy International Fund) will be imposed on such purchases in the event of certain plan-level redemption transactions within 24 months (12 months, in the case of Ivy International Fund) following such purchases. Class A shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if the Plan has at least $3 million in assets or 500 or more eligible employees. Class B shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "GROUP SYSTEMATIC INVESTMENT PROGRAM" in the Fund's SAI.

    If investments by retirement plans at NAV are made through a dealer who has executed a dealer agreement with respect to a Fund, IMDI may, at the time of purchase, pay the dealer out of IMDI's own resources a commission to compensate the dealer for its distribution assistance in connection with the retirement plan's investment. Please refer to the NAV Commission Tables on page 24 of this Prospectus. Please contact IMDI for additional information.

    Class A shares can also be purchased without an initial sales charge, but subject to a CDSC of 1.00% during the first 24 months (0.50% during the first 12 months, in the case of Ivy International Fund), by: (a) any state, county or city (or any instrumentality, department, authority or agency of such entities) that is prohibited by applicable investment laws from paying a sales charge or commission when purchasing shares of a registered investment management company (an "eligible governmental authority"), and (b) trust companies, bank trust departments, credit unions, savings and loans and other similar organizations in their fiduciary capacity or for their own accounts, subject to any minimum requirements set by IMDI (currently, these criteria require that the amount invested or to be invested in the subsequent 13-month period totals at least $250,000). In either case, IMDI may pay commissions to dealers that provide distribution assistance on the same basis as in the preceding paragraph.

    Class A shares of a Fund may also be purchased without a sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies. Additional information on reductions or waivers may be obtained from IMDI at the address listed on the cover of the Prospectus.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B AND CLASS C SHARES

    Class B and Class C shares are offered at NAV per share without a front end sales charge. Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including shares derived from dividends or capital gains reinvested. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the requisite maximum holding period or those you acquire through reinvestment of dividends or capital gains, and next from the shares you have held the longest during the requisite holding period.

    Proceeds from the CDSC are paid to IMDI. The proceeds are used, in whole or in part, to defray its expenses related to providing each Fund with distribution services in connection with the sale of Class B and Class C shares, such as compensating selected dealers and agents for selling these shares. The combination of the CDSC and the distribution and service fees makes it possible for a Fund to sell Class B or Class C shares without deducting a sales charge at the time of the purchase.

    In the case of Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time you purchase your Class B shares until the time you redeem them. Solely for purposes of determining this holding period, any payments you make during the quarter will be aggregated and deemed to have been made on the last day of the quarter. In the case of Class C shares, solely for purposes of determining this holding period, any purchases you make during a month will be deemed to have been made on the last day of the month.

                                                  CONTINGENT DEFERRED
                                                   SALES CHARGE AS A
                                                  PERCENTAGE OF DOLLAR
                CLASS B SHARES                     AMOUNT SUBJECT TO
             YEAR SINCE PURCHASE                         CHARGE
             -------------------                  --------------------
First.........................................               5%
Second........................................               4%
Third.........................................               3%
Fourth........................................               3%
Fifth.........................................               2%
Sixth.........................................               1%
Seventh and thereafter........................               0%

    IMDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares that they have sold, and will receive the entire amount of the CDSC paid by shareholders on the redemption of Class B shares to finance the 4% commission and related marketing expenses.

    With respect to Class C shares, IMDI currently intends to pay to dealers a sales commission of 1% of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. IMDI will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

    Pursuant to separate distribution plans for the Funds' Class B and Class C shares, IMDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Under the Funds' Class B Plan, IMDI retains 0.75% of the continuing 1.00% service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments. Under the Class C Plan, IMDI pays continuing service/distribution fees to qualified dealers at an annual rate of 1.00% of qualified investments after the first year of investment (0.25% of which represents a service fee).

    CONVERSION OF CLASS B SHARES: Your Class B shares and an appropriate portion of both reinvested dividends and capital gains on those shares will be converted into Class A shares automatically no later than the month following eight years after the shares were purchased, resulting in lower annual distribution fees. If you exchanged Class B shares into a Fund from Class B shares of another Ivy or Mackenzie fund, the calculation will be based on the time the shares in the original fund were purchased.

    WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The CDSC is waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class B or Class C Fund account at the time of the initial distribution) (ia) following retirement under a tax qualified retirement plan, or (ib) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

    ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS: IMDI may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by IMDI. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the dealer during a particular period, and (ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

HOW TO REDEEM SHARES

    You may redeem your Fund shares through your registered securities representative, by mail or by telephone. A CDSC may apply to certain Class A share redemptions, to Class B share redemptions prior to conversion and to Class C shares that are redeemed within one year of purchase. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day. IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE DATE OF PURCHASE. If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees; any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

    When shares are redeemed, a Fund generally sends you payment on the next business day. Under unusual circumstances, a Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

    If you are not certain of the requirements for a redemption, please contact IMSC at 1-800-777-6472.

    THROUGH YOUR REGISTERED SECURITIES DEALER: The Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV (less any applicable CDSC) determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.

    BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

    - Any outstanding certificate(s) for shares being redeemed.

    - A letter of instruction, including the account registration, fund number, the account number and the dollar amount or number of shares to be redeemed.

    - Signatures of all registered owners whose names appear on the account.

    - Any required signature guarantees.

    - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations, retirement plan trustees or others acting in representative capacities).

    The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

    Mail your request to IMSC at one of the addresses on page 23 of this Prospectus.

    BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

    Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

    Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

    Shares held in certificate form cannot be redeemed by telephone.

    If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

    Each Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    Receiving Your Proceeds By Federal Funds Wire: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

    In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

    Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

    Neither IMSC nor any of the Funds can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

    Due to the high cost of maintaining small accounts and subject to state law requirements, a Fund may redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months. A Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

SIGNATURE GUARANTEES

    For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

    - Redemption requests over $50,000.

    - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

    - Requests for redemption proceeds to be sent to an address other than the address of record.

    - Registration transfer requests.

    - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

    A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

    Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

    You have the option of selecting the distribution option that best suits your needs:

    AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional shares of the same class of a Fund unless you specify one of the other options.

    INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND -- Both dividends and capital gains are automatically invested at NAV in another Ivy or Mackenzie Fund of the same class.

    DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional shares of the same class of a Fund or another Ivy or Mackenzie Fund of the same class.

    DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

    If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer ("EFT"), or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.

    If you wish to have your cash distributions go to an address other than the address of record, you must provide IMSC with a letter of instruction signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

    In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish a Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as a Fund may require, within 30 days of opening your new account, each Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

    You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

    Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the new account application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with their Account Application, a completed IRS Form W-8.

CERTIFICATES

    In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

    Certificates requested by telephone for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

EXCHANGE PRIVILEGE

    Shareholders of a Fund have an exchange privilege with other Ivy and Mackenzie funds (except Ivy International Fund unless they have an existing Ivy International Fund account). The Funds reserve the right to reject, for any reason, any exchange orders.

    Class A shareholders may exchange their outstanding Class A shares for Class A shares of another Ivy or Mackenzie fund on the basis of the relative NAV per Class A share, plus an amount equal to the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. Incremental sales charges are waived for outstanding Class A shares that have been invested for 12 months or longer.

    Class B (and Class C) shareholders may exchange their outstanding Class B (or Class C) shares for Class B (or Class C) shares of another Ivy or Mackenzie Fund on the basis of the relative NAV per Class B (or Class C) share, without the payment of any CDSC that would otherwise be due upon the redemption of Class B (or Class C) shares. Class B shareholders who exercise the exchange privilege would continue to be subject to the original Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares.

    Class I shareholders may exchange their outstanding Class I shares for Class I shares of another Ivy or Mackenzie Fund on the basis of the relative NAV per Class I share.

    Shares resulting from the reinvestment of dividends and other distributions will not be charged an initial sales charge or a CDSC when exchanged into another Ivy or Mackenzie Fund.

    Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute a telephone exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term movements in the market. The Funds reserve the right to limit the frequency of exchanges. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy or Mackenzie Fund into which the exchange is made. It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of a Fund, a Fund may cancel the exchange privileges of any persons that, in the opinion of the Fund, are using market timing strategies or are making more than five exchanges per owner or controlling person per calendar year.

    With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any CDSC for future redemptions of the exchanged shares.

    Investors who held Ivy Fund shares as of December 31, 1991, or who held shares of certain funds that were reorganized into an Ivy or Mackenzie fund, may be exempt from sales charges on the exchange of shares between any of the Ivy or Mackenzie funds. If you believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.

    In calculating the sales charge assessed on an exchange, shareholders will be allowed to use the Rights of Accumulation privilege.

    EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.

    In order to execute an exchange, please contact IMSC at 1-800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

    Each Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

- The name and class of the fund whose shares you currently own.

- Your account number.

- The name(s) in which the account is registered.

- The name of the fund in which you wish your exchange to be invested.

- The number of shares or the dollar amount you wish to exchange.

    The request must be signed by all registered owners.

REINVESTMENT PRIVILEGE

    Investors who have redeemed Class A shares of a Fund have a one-time privilege of reinvesting all or a part of the proceeds of the redemption back into Class A shares of that Fund at NAV (without a sales charge) within 60 days after the date of redemption. IN ORDER TO REINVEST WITHOUT A SALES CHARGE, SHAREHOLDERS OR THEIR BROKERS MUST INFORM IMSC THAT THEY ARE EXERCISING THE REINVESTMENT PRIVILEGE AT THE TIME OF REINVESTMENT. The tax status of a gain realized on a redemption generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss.

SYSTEMATIC WITHDRAWAL PLAN

    You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT, at no charge. Share certificates must be unissued (i.e., held by a Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

    If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $1,000 while the plan is in effect. However, it may not be advantageous to purchase additional Class A, Class B or Class C shares when you have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of

Class A shares or to a CDSC imposed on your redemptions of Class B or Class C shares. In addition, redemptions are taxable events.

    Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account. Any applicable CDSC will be assessed upon the redemptions. A CDSC will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

    Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

    Retirement accounts are eligible for Systematic Withdrawal Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

    If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

    You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check to your account application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy Fund account. The minimum investment under this plan is $50 per month ($25 per month for retirement plans). There is no charge to you for this program.

    You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting IMSC at 1-800-777-6472.

    If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

    Shareholders with two or more Ivy or Mackenzie fund accounts having the same taxpayer I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

RETIREMENT PLANS

    The Ivy and Mackenzie family of funds offer several tax-sheltered retirement plans that may fit your needs:

    - IRA (Individual Retirement Account)

    - 401(k), Money Purchase Pension and Profit Sharing Plans

    - SEP-IRA (Simplified Employee Pension Plan)

    - 403(b)(7) Plan

    - SIMPLE Plans (Individual Retirement Account and 401(k))

    Minimum initial and subsequent investments for retirement plans are $25.

    Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from each Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC, as compensation for its services to the retirement plan accounts maintained with each Fund.

    Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W4-P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy and Mackenzie family of funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or IMSC.

    Please call IMSC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

SHAREHOLDER INQUIRIES

    Inquiries regarding the Funds should be directed to IMSC at 1-800-777-6472.

                              ACCOUNT APPLICATION

IVY ASIA PACIFIC FUND                         IVY GLOBAL SCIENCE & TECHNOLOGY FUND
IVY CANADA FUND                               IVY INTERNATIONAL FUND                                 ------------------------
IVY CHINA REGION FUND                         IVY INTERNATIONAL SMALL COMPANIES FUND                      ACCOUNT NUMBER
IVY GLOBAL FUND                               IVY LATIN AMERICA STRATEGY FUND
IVY GLOBAL NATURAL RESOURCES FUND             IVY NEW CENTURY FUND

          PLEASE MAIL APPLICATIONS AND CHECKS TO: Ivy Mackenzie Services Corp., P.O. Box 3022, Boca Raton, FL 33431-0922.
                     (This application should not be used for retirement accounts for which Ivy is custodian.)

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
  FUND                                                  101/                      1 / 2         1 / 2       0 / 1       0 / X
   USE    -------------------   ----------  ----------  ----------   ----------   ----------    ----------  ----------  ----------
  ONLY    Dealer #              Branch #    Rep #       Acct Type    Soc Cd       Div Cd        CG Cd       Exc Cd      Red Cd
----------------------------------------------------------------------------------------------------------------------------------
1          [ ] Individual
Registra-  [ ] Joint Tenant          ------------------------------------------------------------
tion       [ ] Estate                Owner, Custodian or Trustee
           [ ] UGMA/UTMA
           [ ] Corporation           ------------------------------------------------------------
           [ ] Partnership           Co-owner or Minor
           [ ] Sole Proprietor
           [ ] Trust                 ------------------------------------------------------------
                                                                       Minor's State of Residence
            -------------------
            Date of Trust            ------------------------------------------------------------
           [ ] Other __________      Street

            -------------------      ------------------------------------------------------------
                                     City                           State                Zip Code
                                           -      -                             -     -
                                     -----------------------              -----------------------
                                     Phone Number -- Day                  Phone Number -- Evening
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
2                -       -                      or              -                   Citizenship:  [ ] U.S.   [ ] Other____________
Tax        ---------------------------                   -------------------------
ID #         Social Security Number                      Tax Identification Number
           UNDER PENALTIES OF PERJURY, I CERTIFY BY SIGNING IN SECTION 8 BELOW THAT: (1) THE NUMBER SHOWN IN
           THIS SECTION IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (TIN), AND (2) I AM NOT SUBJECT TO BACKUP
           WITHHOLDING BECAUSE: (A) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM
           SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (B)
           THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM (2) IF
           YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF
           UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.) PLEASE SEE THE "TAX IDENTIFICATION
           NUMBER" SECTION OF THE PROSPECTUS FOR ADDITIONAL INFORMATION ON COMPLETING THIS SECTION.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
3          The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and
Dealer     legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of
Informa-   Accumulation.
tion
           ------------------------------------------------------------  ---------------------------------------------------------
           Dealer Name                                                   Representative's Name and Number

           ------------------------------------------------------------  ---------------------------------------------------------
           Branch Office Address                                         Representative's Phone Number

           ------------------------------------------------------------  ---------------------------------------------------------
           City                State                Zip Code             Authorized Signature of Dealer
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
4          A.   Enclosed is my check for $ _______________($1,000 minimum) made payable to the appropriate Fund.
Invest-    B.   Please invest in [ ] Class A shares   [ ] Class B shares   [ ] Class C shares   [ ] Class I shares ("*" Funds
ments           only) of the following Fund(s):
                $ _______________ Ivy Asia Pacific Fund                   $ ______________ Ivy Global Science & Technology Fund*
                $ _______________ Ivy Canada Fund                         $ ______________ Ivy International Fund*
                $ _______________ Ivy China Region Fund                   $ ______________ Ivy International Small Companies Fund*
                $ _______________ Ivy Global Fund                         $ ______________ Ivy Latin America Strategy Fund
                $ _______________ Ivy Global Natural Resources Fund       $ ______________ Ivy New Century Fund
           C.   I qualify for a reduced sales charge due to the following privilege (applies only to Class A shares):
                [ ] New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below.)
                [ ] ROA with the account(s) listed below.
                [ ] Existing Letter of Intent with account(s) listed below.

                ------------------------------------   -------------------------      [ ] or New
                Fund Name                              Account Number

                ------------------------------------   -------------------------      [ ] or New
                Fund Name                              Account Number

                If establishing a Letter of Intent, you will need to purchase Class A shares over a thirteen-month period in accordance with the provisions in the Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).

                [ ] $50,000    [ ] $100,000    [ ] $250,000    [ ] $500,000

           D.   FOR DEALER USE ONLY
                Confirmed trade orders:                                                     --
                                                        ---------------    ---------------      -------     ---------------
                                                        Confirm Number     Number of Shares                 Trade Date
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
5          A.   I would like to reinvest dividends and capital gains into additional shares of the same class in this account at
Distri-         net asset value unless a different option is checked below.
bution     B.   [ ] Reinvest all dividends and capital gains into additional shares of the same class in an account in a different
Options         Ivy or Mackenzie fund.

                ----------------------------------------------       -----------------------------------           [ ] New Account
                Fund Name                                            Account Number
           C.   [ ] Pay all dividends in cash and reinvest capital gains into additional shares of the same class in this account or an account in a different Ivy or Mackenzie Fund.

                ----------------------------------------------       -----------------------------------           [ ] New Account
                Fund Name                                            Account Number
           D.   [ ] Pay all dividends and capital gains in cash.
                               I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D ABOVE, BE:
                [ ] Sent to the address listed in the registration.
                [ ] Sent to the special payee listed in Section 7A [ ] (By Mail)
                                                                7B [ ] (By E.F.T.)
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
6      A. [ ] AUTOMATIC INVESTMENT METHOD (AIM)
Op-           I wish to invest [ ] once per month.      My bank account will be debited on or about the
tional                         [ ] twice                 _________________ day of the month*
Special                        [ ] 3 times               _________________ day of the month
Features                       [ ] 4 times               _________________ day of the month
                                                         _________________ day of the month
              Please invest $ ________________ each period starting in the month of __________ in [ ] Class A   [ ] Class B
                               Dollar Amount                                           Month
              or [ ] Class C of ______________________________ .
                                          Fund Name
              [ ] I have attached a voided check to ensure my correct bank account will be debited.
       B. [ ] SYSTEMATIC WITHDRAWAL PLANS**
              I wish to automatically withdraw funds from my            [ ] Monthly [ ] Quarterly [ ] Semiannually [ ] Annually
              account in Class A [ ] Class B [ ] or                     I request the distribution be:
              Class C [ ] of _____________________                      [ ] Sent to the address listed in the registration.
                                   Fund Name                            [ ] Sent to the special payee listed in Section 7.
              [ ] Once [ ] Twice [ ] 3 times [ ] 4 times per month      [ ] Invested into additional shares of the same
                                                                            class of a different Ivy or Mackenzie
                                                                            fund: ____________________
                                                                                      Fund Name

                                                                                  ____________________
                                                                                     Account Number
              Amount $ _______________, starting on or about the   ________ day of  ____________________________
                        Minimum $50                                                             month
                                                                   ________ day of  ____________________________
                                                                                                month
                                                                   ________ day of  ____________________________
                                                                                                month*
              NOTE: Account minimum: $5,000 in shares at current offering price
       C. [ ] FEDERAL FUNDS WIRE FOR REDEMPTION PROCEEDS**
              I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B)
       D. [ ] TELEPHONIC EXCHANGES** [ ] YES [ ] NO
              I authorize exchanges by telephone among the Ivy and Mackenzie family of funds, upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
              If neither box is checked, the telephone exchange privilege will be provided automatically.
       E. [ ] TELEPHONIC REDEMPTIONS** [ ] YES [ ] NO
              The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the
              Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
              If neither box is checked, the telephone exchange privilege will be provided automatically.
               * There must be a period of at least seven calendar days between each investment/withdrawal period.
              ** This option may not be selected if shares are issued in certificate form.

---------------------------------------------------------------------------------------------------------------------------------
7        A.                  MAILING ADDRESS                 B.                   FED WIRE / E.F.T. INFORMATION
Special  ------------------------------------------------------------------------------------------------------------------------
Payee           Please send all disbursements to this
                special payee                                      ------------------------------------------------------------
                                                                                      Financial Institution
                ------------------------------------------
                Name of Bank or Individual                         --------------------------    -----------------------------
                                                                   ABA #                         Account #
                ------------------------------------------
                Account Number (if applicable)                     ------------------------------------------------------------
                                                                   Street
                ------------------------------------------
                Street                                             ------------------------------------------------------------
                                                                   City/State/Zip
                ------------------------------------------
                City/State/Zip
                                                                                     (Please attach a voided check)
------------------------------------------------------------------------------------------------------------------------------------
8           Investors should be aware that failure to check "No" under Section 6D or 6E above means that the Telephone
Signatures  Exchange/Redemptions Privileges will be provided. The Funds employ reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

            I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

            THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
            CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

            ----------------------------------------------------------------------              ------------------------
            Signature of Owner, Custodian, Trustee or Corporate Officer                         Date

            ----------------------------------------------------------------------              ------------------------
            Signature of Joint Owner, Co-Trustee or Corporate Officer                           Date
------------------------------------------------------------------------------------------------------------------------------------

01INTLX0497               (Remember to Sign Section 8)




























          IVY INTERNATIONAL BOND FUND             PROSPECTUS

             April 30, 1997

______________________________________________________________


               Ivy Fund (the "Trust") is a registered investment
company           currently consisting of sixteen separate
portfolios.  One of           these portfolios, Ivy International
Bond Fund (the "Fund"), is           described in this
Prospectus.

               This Prospectus sets forth concisely the
information about           the Fund that a prospective investor
should know before           investing.  Please read it carefully
and retain it for future           reference.  Additional
information about the Fund is contained in           the
Statement of Additional Information for the Fund, dated April
     30, 1997, (the "SAI"), which has been filed with the
Securities           and Exchange Commission (the "SEC") and is
incorporated by           reference into this Prospectus.  The
SAI is available upon           request and without charge from
the Trust at the Distributor's           address and telephone
number below.  The SEC maintains a web site
(http://www.sec.gov) that contains the SAI and other material incorporated by reference into this Prospectus.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES           COMMISSION NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY           STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY           OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

             TABLE OF CONTENTS
          Expense Information . . . . . . . . . . . . . . . . . .
 . . . . .           Investment Objectives and Policies  . . . . .
 . . . . . . . . . .           Risk Factors and Investment
Techniques  . . . . . . . . . . . . .           Organization and
Management of the Fund . . . . . . . . . . . . .
Investment Manager  . . . . . . . . . . . . . . . . . . . . . . .
         Fund Administration and Accounting  . . . . . . . . . .
 . . . . .           Transfer Agent  . . . . . . . . . . . . . . .
 . . . . . . . . . .           Alternative Purchase Arrangements .
 . . . . . . . . . . . . . . .           Dividends and Taxes . . .
 . . . . . . . . . . . . . . . . . . . .           Performance
Data  . . . . . . . . . . . . . . . . . . . . . . . .
How to Buy Shares . . . . . . . . . . . . . . . . . . . . . . . .
         How Your Purchase Price is Determined . . . . . . . . .
 . . . . .           How The Fund Values its Shares  . . . . . . .
 . . . . . . . . . .           Initial Sales Charge Alternative-
Class A Shares . . . . . . . . .           Contingent Deferred
Sales Charge-Class A Shares . . . . . . . . .
Qualifying for a Reduced Sales Charge . . . . . . . . . . . . . .
         Contingent Deferred Sales Charge Alternative-Class B and
Class C           Shares  . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .           How to Redeem Share . . . . . . . . .
 . . . . . . . . . . . . . .           Minimum Account Balance
Requirements  . . . . . . . . . . . . . .           Signature
Guarantees  . . . . . . . . . . . . . . . . . . . . . .
Choosing a Distribution Option  . . . . . . . . . . . . . . . . .












          Tax Identification Number . . . . . . . . . . . . . . .
 . . . . .           Certificates  . . . . . . . . . . . . . . . .
 . . . . . . . . . .           Exchange Privilege  . . . . . . . .
 . . . . . . . . . . . . . . .           Reinvestment Privilege  .
 . . . . . . . . . . . . . . . . . . . .           Systematic
Withdrawal Plan  . . . . . . . . . . . . . . . . . . .
Automatic Investment Method . . . . . . . . . . . . . . . . . . .
         Consolidated Account Statements . . . . . . . . . . . .
 . . . . .           Retirement Plans  . . . . . . . . . . . . . .
 . . . . . . . . . .           Shareholder Inquiries . . . . . . .
 . . . . . . . . . . . . . . .

             BOARD OF TRUSTEES
          John S. Anderegg, Jr.
          Paul H. Broyhill
          Keith J. Carlson
          Stanley Channick
          Frank W. DeFriece, Jr.
          Roy J. Glauber
          Michael G. Landry
          Joseph G. Rosenthal
          Richard N. Silverman
          J. Brendan Swan

             OFFICERS
          Michael G. Landry, Chairman
          Keith J. Carlson, President
          James W. Broadfoot, Vice President
          C. William Ferris, Secretary/Treasurer

          LEGAL COUNSEL
          Dechert Price & Rhoads
          Boston, MA

          CUSTODIAN
          Brown Brothers Harriman & Co.
          Boston, MA

          TRANSFER AGENT
          Ivy Mackenzie Services Corp.
          P.O. Box 3022
          Boca Raton, FL
          33431-0922
          1-800-777-6472

          AUDITORS
          Coopers & Lybrand L.L.P.
          Ft. Lauderdale, FL

          INVESTMENT MANAGER
          Ivy Management, Inc.
          700 South Federal Highway
          Boca Raton, FL 33432
          1-800-456-5111













          DISTRIBUTOR
          Ivy Mackenzie Distributors, Inc.
          Via Mizner Financial Plaza
          700 South Federal Highway
          Boca Raton, FL 33432
          1-800-456-5111




























































          EXPENSE INFORMATION

               The tables and examples below are designed to
assist you in           understanding the various costs and
expenses that you will bear           directly or indirectly as
an investor in the Fund. The           information is based on
estimated amounts for the current fiscal           year.

                           SHAREHOLDER TRANSACTION EXPENSES


                                             CLASS A   CLASS B
CLASS C           Maximum sales load imposed on
          purchases (as a percentage of
          offering price at time of
          purchase)                          4.75%(1)  None
None

          Maximum contingent deferred
          sales charge(as a percentage
          of original purchase price)        None(2)   5.00%(3)
1.00%(4)


          The Fund does not charge a redemption fee, an exchange
fee, or a           sales load on reinvested dividends.

          (1)  Class A shares may be purchased under a variety of
plans                that provide for the reduction or
elimination of the sales                charge.
          (2)  A contingent deferred sales charge ("CDSC") may
apply to the                redemption of Class A shares that are
purchased without an                initial sales charge. See
"Purchases of Class A Shares at                Net Asset Value"
and "Contingent Deferred Sales Charge --                 Class A
Shares."
          (3)  The maximum CDSC on Class B shares applies to
redemptions                during the first year after purchase.
The charge declines to                4% during the second year;
3% during the third and fourth                years; 2% during
the fifth year; 1% during the sixth year;                and 0%
in the seventh year and thereafter.
          (4)  The CDSC on Class C shares applies to redemptions
during the                first year after purchase.


























          ANNUAL FUND OPERATING EXPENSES[*]
          (as a percentage of average net assets)

                                   CLASS A   CLASS B   CLASS C[#]

          Management Fees(1)       0.75%     0.75%     0.75%
    12b-1
          Service/Distribution
          Fees                     0.25%     1.00%(4)  1.00%
    Other Expenses           0.50%(2)  0.50%(2)   .50%
(After Expense
          Reimbursements)
          Total Fund Operating
          Expenses(1)              1,5%      2.25%(3)  2.25%(3)
       (After Expense
          Reimbursements)

             [*]    As of April 30, 1997, the date of this
Prospectus, no                     shares of the Fund have been
issued.               [#]  The inception date for Class C shares
is April 30, 1996.           [1]  Ivy Management, Inc. ("IMI"),
the Fund's investment manager,                currently intends
to limit the Fund's Total Fund Operating                Expenses
(excluding Rule 12b-1 fees and certain other items)
to an annual rate of 1.50% of the Fund's average daily net
       assets, as described in this Prospectus under
"Organization                of the Fund."  Without
reimbursements, total fund operating                expenses may
increase.
          [2]  The "Other Expenses" of the Fund are based on
estimated                amounts for the current fiscal year.
          [3]  Total Fund Operating Expenses for Class B and
Class C shares                of the Fund are higher than such
expenses for other mutual                funds with similar
investment objectives.
          [4]  Long-term investors may, as a result of the Fund's
12b-1                fees, pay more than the economic equivalent
of the maximum                front-end sales charge permitted by
the Rules of Fair                Practice of the National
Association of Securities Dealers,                Inc.

                                       EXAMPLE
                                    CLASS A SHARES

          The following table lists the expenses that an investor
would pay           on a $1,000 investment, assuming (1) 5%
annual return and (2)           unless otherwise noted,
redemption at the end of each time           period. These
examples further assume reinvestment of all           dividends
and distributions, and that the percentage amounts
under "Total Fund Operating Expenses"** remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION
OF           PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE
HIGHER OR LOWER           THAN THOSE SHOWN.

                                                       1 YEAR
3 YEARS

          Class A Shares*                              $62
$92












          Class B Shares                               $73(1)
$100(2)           Class B Shares (no redemption)
$23      $70           Class C Shares
 $40(3)     $91           Class C Shares (no redemption)
    $30      $91

          *    Assumes deduction of the maximum 4.75% initial
sales charge                at the time of purchase and no
deduction of a CDSC at the                time of redemption.

          **   Based on Total Fund Operating Expenses net of
expense                reimbursements (see "Annual Fund Operating
Expenses Table,"                above).

          (1)  Assumes deduction of a 5% CDSC at the time of
redemption.           (2)  Assumes deduction of a 3% CDSC at the
time of redemption.           (3)  Assumes deduction of a 1% CDSC
at the time of redemption.

               The purpose of the foregoing table is to assist an
investor           in understanding the various costs that he or
she will bear           directly or indirectly.  The information
presented in the           preceding table does not reflect the
charge of $10 per           transaction that would apply if a
shareholder elects to have           redemption proceeds wired to
his or her bank account. For a more           detailed discussion
of the Fund's fees and expenses, see the           following
sections of this Prospectus: "Organization and
Management of the Fund," "Initial Sales Charge Alternative --
    Class A Shares" and "Contingent Deferred Sales Charge
Alternative           -- Class B and Class C Shares"; and
"Investment Advisory and           Other Services" in the SAI.

             The percentages expressing annual fund operating
expenses are           based on estimated expenses of the Fund
during the current fiscal           year, except as otherwise
noted in the Expense Data Table.  For a           more detailed
discussion of the Fund's fees and expenses, see the
following sections of the Prospectus: "Organization and Management of the Fund," "Initial Sales Charge Alternative--Class
         A Shares," "Contingent Deferred Sales Charge
Alternative--Class B           and Class C Shares," and "How to
Buy Shares," and the following           section of the SAI:
"Investment Advisory and Other Services."

          INVESTMENT OBJECTIVES AND POLICIES

             The Fund is a non-diversified company which has a
principal           investment objective of current income
primarily by investing in           high-grade non-U.S. dollar-
denominated bonds (international           bonds).  Protection,
and possible enhancement, of principal value           through
active management of currency, bond market and maturity
exposure and through security selection is a secondary objective.
          There can be no assurance that the Fund's objectives
will be met.           The different types of securities and
investment techniques used           by the Fund involve varying
degrees of risk. For information           about the particular
risks associated with each type of           investment, see
"Risk Factors and Investment Techniques," below,           and
the SAI.












             Whenever an investment objective, policy or
restriction of the           Fund described in this Prospectus or
in the SAI states a maximum           percentage of assets that
may be invested in a security or other           asset or
describes a policy regarding quality standards, that
percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is
adhered           to at the time of investment, a later increase
or decrease in the           percentage that results from
circumstances not involving any           affirmative action by
the Fund will not be considered a           violation.

          The Fund's investment objectives are fundamental and
may not be           changed without the approval of a majority
of the Funds'           outstanding voting shares (as defined
under the Investment           Company Act of 1940, as amended
(the "1940 Act").  The Trustees           may make non-material
changes in the Fund's objectives without           shareholder
approval.  Except for the Fund's investment           objectives
and those investment restrictions specifically
identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-
fundamental           and may be changed by the Trustees without
shareholder approval.            There can be no assurance that
the Fund's objectives will be met.

          INVESTING IN INTERNATIONAL BOND MARKETS

          The U.S. dollar-denominated bond market now represents
less than           one half of the world's developed bond
markets.  As a result,           opportunities for investment in
international bond markets have           become more
significant.  The liquidity of international bond
markets has improved as the number of investors participating in these markets has increased.  Additionally, many
international           bond markets have become more attractive
for foreign investors           due to the reduction of barriers
of entry to foreign investors by           deregulation and by
reduction of withholding taxes.

          Concurrent with the opening of foreign markets,
restrictions on           international capital flows have been
reduced or eliminated,           thereby enabling investment
funds to seek the highest expected           returns.  As a
result, the market conditions of one nation           influence
the market conditions of other countries through the
flow of international capital.  The Fund is a convenient vehicle for investing in international bond markets, some of
which may,           during certain time periods, outperform the
U.S. dollar-          denominated bond markets.

          History has shown that returns from international bond
markets           often differ from those generated by U.S. bond
markets.  The           variations in returns are, in part, the
result of fluctuating           foreign currency exchange rates
and changes in foreign interest           rates as compared with
U.S. interest rates.  Although the Fund is           non-
diversified under the 1940 Act, investing in the Fund can
 provide an investor's existing portfolio of U.S. dollar-denominated bonds (U.S. bonds) with international diversification.

          At times, higher investment returns may be provided by international bonds than from U.S. bonds. For example, international bonds may provide higher current income
and/or           greater capital appreciation than U.S. bonds due
to fluctuation           in foreign currencies relative to the
U.S. dollar.  Of course, at           any time, the opposite may
also be true.

          Individual and small institutional investors often find
it           difficult to participate in international bond
markets.  This is           due in part to the lack of current
information available about           foreign entities as well as
difficulties in purchasing and           selling foreign
securities, holding foreign securities in           safekeeping,
and converting foreign currencies into U.S. dollars.
The Fund is a convenient and relatively low cost way for individuals and small institutions to invest in these markets.
       The Fund can provide its shareholders with potential
capital           appreciation and protection, as well as income,
as is associated           with a professionally managed
portfolio of high-grade           international bonds.  IMI has
significant experience investing in           international
markets as well as in global trading, custody and currency transactions.

          In addition, the Fund offers investors the opportunity
to enjoy           the benefits of all of the Ivy Mackenzie
Funds.  IMI, together           with its affiliate, Mackenzie
Investment Management Inc.           ("MIMI"), manages a diverse
family of funds and provides a wide           range of services
to help investors meet their investment needs.

          RISK FACTORS AND INVESTMENT TECHNIQUES

          The Fund is intended for long-term investors who can
accept the           risks associated with investing in
international bonds.  Total           return from investment in
the Fund will consist of income after           expenses, bond
price gains (or losses) in the local currency and
currency gains or losses.  For federal income tax purposes,
   currency gains and losses generally are regarded as ordinary income and loss and, therefore, may increase or reduce the
amount           of the Fund's distributions.

          The value of the Fund's portfolio will vary in response
to a           number of economic factors, the most important
being fluctuations           in foreign currency exchange rates,
in market interest rates and           in an issuer's
creditworthiness.  Since the Fund's investments           are
denominated primarily in foreign currencies, changes in
foreign currency values can significantly affect the Fund's share price.  Investors should be aware that exchange rate
movements           can be significant and endure for long
periods of time.  In           addition, because the market value
of a debt security generally           varies inversely with
changes in prevailing interest rates, the           longer the
maturity of a debt security, the more volatile it will be in terms of changes in value. There also exists the risk that the issuer of a debt security may not be able to meet its












          obligation on interest or principal payments at the
time called           for by the security.

          IMI attempts to control exchange rate and interest rate
risks           through active portfolio management, including
such techniques as           management of currency, bond market
and maturity exposure and           selection of securities based
on available yields and IMI's           foreign interest rate and
currency exchange rate projections.            Longer maturity
bonds tend to fluctuate more in price than           shorter-term
instruments in which the Fund invests--providing potential for both gain and loss.

          Investors should not rely on an investment in the Fund
for their           short-term financial needs or use the Fund as
a vehicle for           playing short-term swings in the
international bond and foreign           exchange markets.  The
Fund should not be regarded as a total           investment
program. Also, investors should be aware that investing in international bonds may involve a higher degree of risk than investing in U.S. bonds.

          Investing in foreign securities involves special risks
and           considerations not typically associated with
investing in U.S.           securities.  These include
differences in accounting, auditing           and financial
reporting standards, generally higher commission           rates
on foreign portfolio transactions, often less publicly
available information about issuers, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political
instability           which could affect U.S. investment in
foreign countries, and           potential restrictions on the
flow of international capital.            Additionally, dividends
or interest payable on foreign securities           may be
subject to foreign taxes withheld prior to distribution
and other foreign taxes might apply.  Transactions in foreign securities may involve greater time from the trade date
until           settlement than is involved for domestic
securities transactions           and may involve the risk of
possible losses to the Fund due to           subsequent declines
in the value of the portfolio securities.            Foreign
securities often trade with less frequency and volume
than domestic securities and therefore may exhibit greater price volatility.  Because foreign securities often are
purchased with           and pay in currencies of foreign
countries, the value of these           assets as measured in
U.S. dollars may be affected favorably or           unfavorably
by changes in currency rates and exchange control
regulations.  The Fund may incur currency exchange costs when it changes investments from one country to another.
Further, the           Fund may encounter difficulties or be
unable to pursue legal           remedies and obtain judgment in
foreign courts.

          The Fund seeks to achieve its objective by investing
primarily in           a managed portfolio of high grade bonds
denominated in foreign           currencies, including European
currencies and the European           Currency Unit (ECU).  At
least 65% of the Fund's total assets           will normally be
invested in bonds denominated in foreign           currencies.
In selecting bonds for the Fund's portfolio, IMI












          will consider various factors, including yields, credit
quality           and the fundamental outlook for currency and
interest rate trends           in different parts of the world.
IMI may also take into account           the ability to hedge
currency and local bond price risk.

          To be considered a high grade bond in which the Fund
primarily           invests, a bond must be rated at least A or
better by Standard           and Poor's Corporation ("S&P") or by
Moody's Investors Services,           Inc. ("Moody's") or, if the
bond is unrated, it must be           considered by IMI to be of
comparable quality in local currency           terms.

          The Fund may invest less than 35% of its net assets in
debt           securities rated Baa or below by Moody's and/or
BBB or below by           S&P or, if unrated, considered by IMI
to be of comparable           quality.  The Fund will not invest
in debt securities that, at           the time of investment, are
rated less than C by either Moody's           or S&P.

          The Fund's investments may include: debt securities
issued or           guaranteed by a foreign national government,
its agencies,           instrumentalities or political
subdivisions; debt securities           issued or guaranteed by
supranational organizations (e.g.,           European Investment
Bank, Inter-American Development Bank or the           World
Bank); corporate debt securities; bank or bank holding
company debt securities; and other debt securities, including those convertible into common stock.  The Fund may also
invest in           zero coupon securities which do not provide
for the periodic           payment of interest and are sold at
significant discount from           face value.

          The Fund may also purchase securities which are not
publicly           offered and may be subject to regulations
applicable to           restricted securities.

          The Fund intends to diversify among several countries
and market           sectors, and to have represented, in
substantial proportions,           business activities in not
less than three different countries           other than the
United States.  Under normal circumstances, the           Fund
will invest no more than 35% of the value of its total
assets in U.S. debt securities.  The Fund may engage in options, futures, forward foreign currency contact and other
derivatives           transactions, as described below, for
hedging purposes or to seek           to enhance potential gain.
The Fund may invest without limit in           U.S. debt
securities, including short-term money market
securities, for temporary defensive or emergency purposes.  It is not possible to predict the extent to which the Fund
might employ           such optional strategies.

          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS

          The Fund may not make loans except through the lending
or           purchase of portfolio securities or through
repurchase           agreements, and may not borrow money except
as a temporary












          measure for extraordinary or emergency purposes.

          In addition, as a matter of non-fundamental policy, the
Fund may           not invest more than 10% of its net assets in
securities which           are not readily marketable, repurchase
agreements maturing in           more than seven days, and
restricted securities; in no event may           the Fund invest
more than 5% of its assets in restricted           securities.
These instruments may be difficult to sell promptly           at
an acceptable price, and the sale of certain of these
instruments may be subject to legal restrictions.  Difficulty in selling these instruments may result in a loss or may be
costly           to the Fund.  A description of these and other
policies and           restrictions is contained under
"Investment Restrictions" in the           Fund's SAI.

          To protect against adverse movements of interest rates
and for           purposes of liquidity, the Fund may also
purchase short-term           obligations denominated in U.S. and
foreign currencies such as,           but not limited to, bank
deposits, bankers' acceptances,           certificates of
deposit, commercial paper, short-term government, government agency, supranational agency and corporate obligations, and repurchase agreements.

          The Fund can use various techniques to increase or
decrease its           exposure to changing security prices,
interest rates, currency           exchange rates, commodity
prices, or other factors that affect           security values.
These techniques may involve derivative           transactions
such as buying and selling options and futures contracts, entering into currency exchange contracts, and purchasing indexed securities.

          IMI can use these practices to adjust the risk and
return           characteristics of the Fund's portfolio of
investments.  If IMI           judges market conditions
incorrectly or employs a strategy that           does not
correlate well with the Fund's investments, these
techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.  These
techniques           may increase the volatility of the Fund and
may involve a small           investment of cash relative to the
magnitude of the risk assumed.            In addition, these
techniques could result in a loss if the           counterparty
to the transaction does not perform as promised.

          The Fund may enter into repurchase agreements with
selected banks           and broker/dealers.  Under a repurchase
agreement, the Fund           acquires securities, subject to the
seller's agreement to           repurchase at a specified time
and price.

          The Fund may purchase securities on a when-issued or
forward           delivery basis, for payment and delivery at a
later date.  The           price and yield generally are fixed on
the date of commitment to           purchase.  From the time of
purchase until settlement, no           interest accrues to the
Fund.  At the time of settlement, the           market value of
the security may differ from the purchase price.













          The higher yields and high income sought by the Fund
may be           obtainable from high yield, higher risk
securities in the lower           rating categories of the
established rating services.  These           securities are
rated Baa or lower by Moody's or BBB or lower by           S&P.
The Fund may invest in securities rated as low as C by
Moody's or S&P, which may indicate that the obligations are
   speculative to a high degree and often in default.  Securities rated lower than Baa or BBB (and comparable unrated
securities)           are commonly referred to as "high yield" or
"junk" bonds and are           considered to be predominantly
speculative with respect to the           issuer's continuing
ability to meet principal and interest           payments.
Should the rating of a portfolio security be
downgraded, IMI will determine whether it is in the Fund's best interest to retain or dispose of the security.  However,
should           any individual bond held by the Fund be
downgraded below a rating           of C, IMI currently intends
to dispose of such bond based on then           existing market
conditions. See Appendix A to the SAI for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.

          RISKS

          The different types of securities and investment
techniques used           by IMI all have attendant risks of
varying degrees.  The Fund's           investments, and
consequently its net asset value, will be           subject to
the market fluctuations and risks inherent in all
securities.  The following are descriptions of certain risks related to the investments and techniques that IMI may use
from           time to time.

               LOW-RATED DEBT SECURITIES.  The Fund may invest
less than           35% of its net assets in debt securities
rated below BBB or Baa,           but no lower than C, by S&P or
Moody's.  Debt obligations rated           in the lower ratings
categories, or which are unrated, involve           greater
volatility of price and risk of loss of principal and
income than the price and liquidity of higher rated securities.
        In addition, lower ratings reflect a greater possibility
of an           adverse change in financial condition affecting
the ability of           the issuer to make payments of interest
and principal.  The           market price and liquidity of lower
rated fixed income securities           generally respond to
short-term corporate and market developments           to a
greater extent than the price and liquidity of higher rated
   securities, because these developments are perceived to have a more direct relationship with the ability of an issuer
of lower           rated securities to meet its ongoing debt
obligations.

               Reduced volume and liquidity in the high yield,
high risk           bond market or the reduced availability of
market quotations may           make it more difficult to dispose
of the bonds and to value           accurately the Fund's assets.
The reduced availability of           reliable, objective data
may increase the Fund's reliance on           IMI's judgment in
valuing high yield, high risk bonds.  In           addition, the
Fund's investments in high yield, high risk           securities
may be susceptible to adverse publicity and investor












          perceptions, whether or not justified by fundamental factors.

               NON-DIVERSIFIED INVESTMENT COMPANIES. As a "non-diversified" investment company, the Fund may invest a
greater           portion of its assets in the securities of
fewer issuers, thereby           exposing the Fund to greater
market and credit risk than a more           broadly diversified
investment company.

               REPURCHASE AGREEMENTS.  Repurchase agreements are
agreements           under which the Fund buys a money market
instrument and obtains a           simultaneous commitment from
the seller to repurchase the           instrument at a specified
time and agreed-upon yield. The Fund           may enter into
repurchase agreements with banks or broker-dealers
deemed to be creditworthy by IMI under guidelines approved by the
         Board of Trustees. The Fund could experience a delay in
obtaining           direct ownership of the underlying
collateral, and might incur a           loss if the value of the
security should decline.

               ZERO COUPON SECURITIES.  Zero coupon securities
are subject           to greater market value fluctuations from
changing interest rates           than debt obligations of
comparable maturities which make current           cash interest
payments.  If the Fund holds zero coupon securities           in
its portfolio, it generally will recognize income currently
   for federal income tax purposes in the amount of the unpaid, accrued interest and generally will be required to
distribute           dividends representing such income to
shareholders currently,           even though funds representing
this income will not have been           received by the Fund.
Cash to pay dividends representing unpaid,           accrued
interest may be obtained from sales proceeds of portfolio securities and from loan proceeds.

               FOREIGN CURRENCY EXCHANGE TRANSACTIONS:  The Fund
usually           effects its currency exchange transactions on a
spot (i.e., cash)           basis at the spot rate prevailing in
the foreign exchange market.           However, some price spread
on currency exchange (e.g., to cover           service charges)
is usually incurred when the Fund converts           assets from
one currency to another. The Fund may also be           affected
unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

               FORWARD FOREIGN CURRENCY CONTRACTS:  A forward
foreign           currency contract involves an obligation to
purchase or sell a           specific currency at a future date
at a predetermined price.           Although these contracts are
intended to minimize the risk of           loss due to a decline
in the value of the hedged currencies, they           also tend
to limit any potential gain that might result should
the value of the currencies increase. In addition, there may be an imperfect correlation between the Fund's portfolio
holdings of           securities denominated in a particular
currency and forward           contracts entered into by the
Fund, which may prevent the Fund           from achieving the
intended hedge or expose the Fund to the risk           of
currency exchange loss.

               OPTIONS AND FUTURES TRANSACTIONS: The Fund may use various techniques to increase or decrease their exposure to
changing           security prices, currency exchange rates,
commodity prices, or           other factors that affect the
value of the Fund's securities.           These techniques may
involve derivative transactions such as           purchasing put
and call options, selling put and call options,           and
engaging in transactions in currency rate futures, stock index futures and related options.

               The Fund may invest in options on stock indices
and on           individual securities in accordance with its
stated investment           objective and policies (see above). A
put option is a short-term           contract that gives the
purchaser of the option, in return for a           premium, the
right to sell the underlying security or currency to
the seller of the option at a specified price during the term of the option. A call option is a short-term contract that
gives the           purchaser the right to buy the underlying
security or currency           from the seller of the option at a
specified price during the           term of the option. An
option on a stock index gives the           purchaser the right
to receive from the seller cash equal to the           difference
between the closing price of the index and the           exercise
price of the option.

               The Fund may also enter into futures transactions
in           accordance with its stated investment objective and
policies. An           interest rate futures contract is an
agreement between two           parties to buy or sell a
specified debt security at a set price           on a future
date. A stock index futures contract is an agreement           to
take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

               Investors should be aware that the risks
associated with the           use of options and futures are
considerable. Options and futures           transactions
generally involve a small investment of cash           relative
to the magnitude of the risk assumed, and therefore
could result in a significant loss to the Fund if IMI judges market conditions incorrectly or employs a strategy that does
not           correlate well with the Fund's investments. The
Fund may also           experience a significant loss if it is
unable to close a           particular position due to the lack
of a liquid secondary market.           For further information
regarding the use of options and futures           transactions
and any associated risks, see the SAI.

          ORGANIZATION OF THE FUND

                The Fund is a separate, non-diversified portfolio
of the           Trust, an open-end management investment company
organized as a           Massachusetts business trust on December
21, 1983.  The business           and affairs of the Fund are
managed under the direction of the           Trustees.
Information about the Trustees, as well as the Trust's
executive officers, may be found in the SAI.  The Trust has an unlimited number of authorized shares of beneficial
interest, and           currently has sixteen series of shares.
The Trustees of the           Trust also have the authority,
without shareholder approval, to












          classify and reclassify the shares of the Fund into one
or more           classes.  The Fund has three classes of shares,
designated as           Class A, Class B and Class C.  Shares of
the Fund entitle their           holders to one vote per share
(with proportionate voting for           fractional shares).  The
shares of each class represent an           interest in the same
portfolio of Fund investments.  Each class           of shares
has a different Rule 12b-1 distribution plan and bears
different distribution fees.  Shares of each class have equal rights as to voting, redemption, dividends and liquidation
but           have exclusive voting rights with respect to their
Rule 12b-1           distribution plans.

               The Trust employs IMI to provide business
management and           investment advisory  services to the
Fund.  Mackenzie Investment           Management Inc. ("MIMI")
provides administrative and accounting           services, Ivy
Mackenzie Distributors, Inc. ("IMDI") distributes           the
Fund's shares, and Ivy Mackenzie Services Corp. ("IMSC")
provides transfer agency and shareholder-related services for the
         Fund.  IMI, IMDI and IMSC are wholly-owned subsidiaries
of MIMI.            As of March 31, 1997, IMI and MIMI had
approximately $2.70           billion and $145 million,
respectively, in assets under           management. MIMI is a
subsidiary of Mackenzie Financial           Corporation ("MFC"),
which has been an investment counsel and           mutual fund
manager in Toronto, Ontario, Canada for more than 25 years.

               INVESTMENT MANAGER. For IMI's business management
and           investment advisory services, the Fund pays IMI a
fee, which is           accrued daily and paid monthly, based on
the Fund's average net           assets at an annual rate of
0.75%. The fees paid by the Fund are           higher than those
charged by many funds that invest primarily in           U.S.
securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Fund.

               Currently, IMI limits the Fund's total operating
expenses           (excluding Rule 12b-1 fees, interest, taxes,
brokerage           commissions, litigation, class-specific
expenses, indemnification           and extraordinary expenses)
to an annual rate of 1.50% of the           Fund's average net
assets, which may lower the Fund's expenses           and
increase its total return.  This voluntary expense limitation expense limitation may be terminated or revised at any time,
at           which point the Fund's expenses may increase and its
total return           may be reduced.

               IMI pays all expenses that it incurs in rendering
management           services to the Fund.  The Fund bears its
own operational costs.            General expenses of the Trust
that are not readily identifiable           as belonging to a
particular series of the Trust (or a particular           class
thereof) are allocated among and charged to each series
based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne by that Fund (or class) directly.  The fees payable to
IMI           are subject to any reimbursement or fee waiver to
which IMI may           agree.












               ADMINISTRATOR. MIMI provides various
administrative services           for the Fund, such as
maintaining the registration of Fund shares           under state
"Blue Sky" laws, and assisting in with the           preparation
of Federal and state income tax returns, financial
statements and periodic reports to shareholders. MIMI also
  assists the Trust's legal counsel with the filing of
registration           statements, proxies and other required
filings under Federal and           state law. Under this
arrangement, the average net assets           attributable to the
Fund's Class A, Class B and Class C shares           are subject
to a fee, accrued daily and paid monthly, at an           annual
rate of 0.10%.

               MIMI also provides certain accounting and pricing
services           for the Fund (see "Fund Accounting Services"
in the SAI for more           information).

               TRANSFER AGENT.  IMSC is the transfer and
dividend-paying           agent for the Fund and also provides
certain shareholder-related           services . In addition,
certain broker-dealers that maintain           shareholder
accounts with the Fund through an omnibus account
provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by
their           beneficial owners directly (see "Investment
Advisory and Other           Services" in the SAI).

          ALTERNATIVE PURCHASE ARRANGEMENTS

               CLASS A SHARES:  Class A shares are subject to an
initial           sales charge, unless the amount you purchase is
$500,000 or more           (see "Contingent Deferred Sales Charge
-- Class A Shares").           Certain purchases qualify for a
reduced initial sales charge (see           "Qualifying for a
Reduced Sales Charge"). Class A shares are           subject to
ongoing service fees at an annual rate of 0.25% of the
Fund's average net assets attributable to its Class A shares. If you do not specify on your Account Application which
class of           shares you are purchasing, it will be assumed
that you are           investing in Class A shares.

               CLASS B AND CLASS C SHARES.  Class B and Class C
shares are           not subject to an initial sales charge, but
are subject to a CDSC           if redeemed within six years of
purchase, in the case of Class B           shares, or within one
year of purchase, in the case of Class C           shares. Both
classes of shares are subject to ongoing service and
distribution fees at a combined annual rate of up to 1.00% of the
         Fund's average net assets attributable to its Class B or
Class C           shares. The ongoing distribution fee will cause
these shares to           have a higher expense ratio than that
of Class A shares. Also, to           the extent that the Fund
pays any dividends, these higher           expenses will result
in lower dividends than those paid on Class           A shares.


          FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE













                 The multi-class structure of the Fund allows you
to choose           the most beneficial way to buy shares given
the size of your           purchase and the length of time you
expect to hold your shares.           You should consider
whether, during the anticipated life of your           Fund
investment, the accumulated service and distribution fees on
    Class B and Class C shares would be less than the initial
sales           charge and accumulated service fees on Class A
shares purchased           at the same time, and to what extent
this differential would be           offset by the Class A
shares' potentially higher return. Also,           sales
personnel may receive different compensation depending on
 which class of shares they are selling. The tables under the caption "Annual Fund Operating Expenses" at the beginning of
this           Prospectus contain additional information that is
designed to           assist you in making this
determination.

          DIVIDENDS AND TAXES

                DIVIDENDS: Distributions you receive from the
Fund are           reinvested in additional shares of the same
class unless you           elect to receive them in cash.
Dividends ordinarily will vary           from one class to
another.

               The Fund intends to make a distribution for each
fiscal year           of any net investment income and net
realized short-term capital           gain, as well as any net
long-term capital gain, realized during           the year.  An
additional distribution may be made of net           investment
income, net realized short-term capital gains and net
realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions
of           Section 4982 of the Internal Revenue Code of 1986,
as amended           (the "Code").

               TAXATION.  The following discussion is intended
for general           information only.  You should consult with
your own tax adviser           as to the tax consequences of an
investment in the Fund,           including the status of
distributions from the Fund under           applicable state or
local law.

          The Fund intends to qualify annually as a regulated
investment           company under the Code.  To qualify, the
Fund must meet certain           income, distribution and
diversification requirements.  In any           year in which the
Fund qualifies as a regulated investment           company and
timely distributes all of its taxable income, the           Fund
generally will not pay any Federal income or excise tax.

          Dividends paid out of the Fund's investment company
taxable           income (including dividends, interest and net
short-term capital           gains) will be taxable to a
shareholder as ordinary income.  If a            portion of the
Fund's income consists of dividends paid by U.S.
corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction.
         Distributions of net capital gains (the excess of net
long-term           capital gains over net short-term capital
losses), if any, are           taxable as long-term capital
gains, regardless of how long the












          shareholder has held the Fund's shares.  Dividends are
taxable to           shareholders in the same manner whether
received in cash or           reinvested in additional Fund
shares.

               If, for any year, the Fund's total distributions
exceed its           earnings and profits, the excess will
generally be treated as a           return of capital. The amount
treated as a return of capital will           reduce a
shareholder's adjusted basis in his/her shares (thereby increasing potential gain or reducing potential loss on the sale of shares) and, to the extent that the amount exceeds
this basis,           will be treated as a taxable gain.

          A distribution will be treated as paid on December 31
of the           current calendar year if it is declared by the
Fund in October,           November or December with a record
date in such a month and paid           by the Fund during
January of the following calendar year.  Such
distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than
the           calendar year in which the distributions are
received.

          Investments in securities that are issued at a discount
will           result each year in income to the Fund each year
equal to a           portion of the excess of the face value of
the securities over           their issue price, even though the
Fund receives no cash interest           payments from the
securities.

          Income and gains received by the Fund from sources
within foreign           countries may be subject to foreign
withholding and other taxes.            Unless the Fund is
eligible to and elects to "pass through" to           its
shareholders the amount of foreign income and similar taxes
   paid by the Fund, these taxes will reduce the Fund's
investment           company taxable income, and distributions of
investment company           taxable income received from the
Fund will be treated as U.S.           source income.

          Any gain or loss realized by a shareholder upon the
sale or other           disposition of shares of the Fund, or
upon receipt of a           distribution in complete liquidation
of the Fund, generally will           be a capital gain or loss
which will be long-term or short-term,           generally
depending upon the shareholder's holding period for the shares.

          The Fund may be required to withhold U.S. Federal
income tax at           the rate of 31% of all taxable
distributions payable to           shareholders who fail to
provide the Fund with their correct           taxpayer
identification number or to make required
certifications, or who have been notified by the Internal Revenue
         Service (the "IRS") that they are subject to backup
withholding.            Backup withholding is not an additional
tax.  Any amounts           withheld may be credited against the
shareholder's U.S. Federal           income tax liability.

             Fund distributions may be subject to state, local
and foreign           taxes.  Distributions of the Fund which are
derived from interest












          on obligations of the U.S. Government and certain of
its           agencies, authorities and instrumentalities may be
exempt from           state and local taxes in certain states.
Further information           relating to tax consequences is
contained in the SAI.

          PERFORMANCE DATA

             Performance information (e.g., "total return") is
computed           separately for each class of Fund shares in
accordance with           formulas prescribed by the SEC.
Performance information for each           class may be compared
in reports and promotional literature to           indices such
as the Standard and Poor's 500 Stock Index, Dow           Jones
Industrial Average, and Morgan Stanley Capital
International World Index. Advertisements, sales literature and communications to shareholders may also contain statements
of the           Fund's current yield, various expressions of
total return and           current distribution rate. Performance
figures will vary in part           because of the different
expense structures of the Fund's           different classes. ALL
PERFORMANCE INFORMATION IS HISTORICAL AND           IS NOT
INTENDED TO SUGGEST FUTURE RESULTS.

               "Total return" is the change in value of an
investment in           the Fund for a specified period, and
assumes the reinvestment of           all distributions and
imposition of the maximum applicable sales           charge.
"Average annual total return" represents the average
annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for
one           year, five years and ten years as of the end of the
most recent           calendar quarter. Where the Fund provides
total return quotations           for other periods, or based on
investments at various sales           charge levels or at net
asset value, "total return" is based on           the total of
all income and capital gains paid to (and reinvested
by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the
purchase           price.

          HOW TO BUY SHARES

               OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make
your check           payable to Ivy International Bond Fund. No
third party checks           will be accepted. Deliver these
items to your registered           representative or selling
broker, or send them to one of the           addresses below:

               Regular Mail:

                             IVY MACKENZIE SERVICES CORP.
                                    P.O. BOX 3022
                            BOCA RATON, FL 33431-0922

               Courier:

                             IVY MACKENZIE SERVICES CORP.












                         700 SOUTH FEDERAL HIGHWAY, SUITE 300
                          BOCA RATON, FL 33432

               The Fund reserves the right to reject, for any
reason, any           purchase order.

               MINIMUM INVESTMENT POLICIES:  The minimum initial
investment           is $1,000; the minimum additional investment
is $100. Initial or           additional amounts for retirement
accounts may be less (see           "Retirement Plans").

               BUYING ADDITIONAL SHARES:  You may add to your
account at           any time through any of the following
options:

               BY MAIL:  Complete the investment slip attached to
your           statement, or write instructions including the
account           registration, Fund number and account number of
the shares you           wish to purchase. Send your check
(payable to the Fund in which           you are investing), along
with your investment slip or written           instructions, to
one of the addresses above.

               THROUGH YOUR BROKER:  Deliver the investment slip
attached           to your statement, or written instructions,
along with your           payment to your registered
representative or selling broker.

               BY WIRE:  Purchases may also be made by wiring
money from           your bank account to your Ivy account. Your
bank may charge a fee           for wiring funds. Before wiring
any funds, please call IMSC at 1-          800-777-6472. Wiring
instructions are as follows:

                         FIRST UNION NATIONAL BANK OF FLORIDA
                              JACKSONVILLE, FL
                                    ABA#063000021
                                ACCOUNT #2090002063833
                                FOR FURTHER CREDIT TO:
                            YOUR IVY ACCOUNT REGISTRATION
                         YOUR FUND NUMBER AND ACCOUNT NUMBER

               BY AUTOMATIC INVESTMENT METHOD:  Complete Sections
6A and 7B           on the Account Application (see "Automatic
Investment Method" on           page _____ for more information).

          HOW YOUR PURCHASE PRICE IS DETERMINED

             Your purchase price for Class A shares of the Fund
is the net           asset value ("NAV") per share plus a sales
charge, which may be           reduced or eliminated in certain
circumstances.  The purchase           price per share is known
as the public offering price.  Your           purchase price for
Class B and Class C shares is the NAV per           share.

          Share purchases will be made at the next determined
price after           your purchase order is received. The price
is effective for           orders received by IMSC or by your
registered securities dealer












          prior to the time of the determination of the NAV. Any
orders           received after the time of the determination of
the NAV will be           entered at the next calculated price.

               Orders placed with a securities dealer before the
NAV is           determined that are transmitted through the
facilities of the           National Securities Clearing
Corporation on the same day are           confirmed at that day's
price. Any loss resulting from the           dealer's failure to
submit an order by the deadline will be borne           by that
dealer.

               You will receive an account statement after any
purchase,           exchange or full liquidation. Statements
related to reinvestment           of dividends, capital gains,
automatic investment plans (see the           SAI for further
explanation) and/or systematic withdrawal plans           will be
sent quarterly.

          HOW THE FUND VALUES ITS SHARES

             The NAV per share is the value of one share. The NAV
is           determined for each Class of shares as of the close
of the New           York Stock Exchange on each day the Exchange
is open by dividing           the value of the Fund's net assets
attributable to a class by the           number of shares of that
class that are outstanding, adjusted to           the nearest
cent. These procedures are described more completely           in
the SAI.

               The Trust's Board of Trustees has established
procedures to           value the Fund's securities in order to
determine the NAV. The           value of a foreign security is
determined as of the normal close           of trading on the
foreign exchange on which it is traded or as of           the
close of regular trading on the New York Stock Exchange, if
   that is earlier. If no sale is reported at that time, the
average           between the current bid and asked prices is
used. All other           securities for which OTC market
quotations are readily available           are valued at the
average between the current bid and asked           prices.
Securities and other assets for which market prices are not readily available are valued at fair value, as determined by
        IMI and approved in good faith by the Board. Money market
         instruments of the Fund are valued at amortized cost.

          INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

          Shares are purchased at a public offering price equal
to their           NAV per share plus a sales charge, as set
forth below.






















                                                            SALES
CHARGE                                              AS A      AS
A      PORTION OF                                              PERCEN-
   PERCEN-   PUBLIC
TAGE OF   TAGE OF   OFFERING
       PUBLIC    NET       PRICE
           OFFERING  AMOUNT    RETAINED           BY
                                             PRICE     INVESTED
DEALER

          Less than $100,000                 4.75%     4.99%
4.00%           $100,000 but less than $250,000    3.75%
3.90%     3.00%           $250,000 but less than $500,000
2.50%     2.56%     2.00%           $500,000 or over*
    0.00%     0.00%     0.00%

          *    A CDSC may apply to the redemption of Class A
shares that                are purchased without an initial sales
charge. See                "Contingent Deferred Sales Charge --
Class A Shares."

               Sales charges are not applied to any dividends or
capital           gains that are reinvested in additional shares
of the Fund. An           investor may be charged a transaction
fee for Class A shares           purchased or redeemed at NAV
through a broker or agent other than           IMDI.

               With respect to purchases of $500,000 or more
through           dealers or agents, IMDI may, at the time of
purchase, pay such           dealers or agents from its own
resources a commission to           compensate such dealers or
agents for their distribution           assistance in connection
with such purchases. The commission           would be computed
as set forth below:

                                 NAV COMMISSION TABLE
          PURCHASE AMOUNT
COMMISSION

          First $3,000,000  . . . . . . . . . . . . . . . . . . .
 . . 1.00%           Next $2,000,000 . . . . . . . . . . . . . . .
 . . . . . . . 0.50%           Over $5,000,000 . . . . . . . . . .
 . . . . . . . . . . . . 0.25%

               Dealers who receive 90% or more of the sales
charge may be           deemed to be "underwriters" as that term
is defined in the 1933           Act.

               IMDI compensates participating brokers who sell
Class A           shares through the initial sales charge. IMDI
retains that           portion of the initial sales charge that
is not reallowed to the           dealers, which it may use to
distribute the Fund's Class A           shares. Pursuant to
separate distribution plans for the Fund's           Class A,
Class B and Class C shares, IMDI bears various
promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Fund's Class A distribution
plans,           IMDI currently pays a continuing service fee to
qualified dealers












          at an annual rate of 0.25% of qualified investments.

               IMDI may from time to time pay a bonus or other
incentive to           dealers (other than IMDI) which employ a
registered           representative who sells a minimum dollar
amount of the shares of           the Fund and/or other funds
distributed by IMDI during a           specified period of time.
This bonus or other incentive may take           the form of
payment for travel expenses, including lodging,
incurred in connection with trips taken by qualifying registered representatives and members of their families to places
within or           without the U.S. or other bonuses such as
gift certificates or           the cash equivalent of such bonus
or incentive.

          CONTINGENT DEFERRED SALES CHARGE--CLASS A SHARES

          Purchases of $500,000 or more of Class A shares will be
made at           NAV with no initial sales charge, but if the
shares are redeemed           within 24 months after the end of
the calendar month in which the           purchase was made (the
CDSC period), a CDSC of 1.00% will be           imposed.

               The charge will be assessed on an amount equal to
the lesser           of the current market value or the original
purchase cost of the           Class A shares redeemed.
Accordingly, no CDSC will be imposed on           increases in
account value above the initial purchase price, including any dividends or capital gains which have been reinvested in additional Class A shares.

               In determining whether a CDSC applies to a
redemption, the           calculation will be determined in a
manner that results in the           lowest possible rate being
charged. Therefore, it will be assumed           that the
redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."

               WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
CDSC is           waived for: (i) redemptions in connection with
distributions not           exceeding 12% annually of the initial
account balance (i.e., the           value of the shareholder's
Class A Fund account at the time of           the initial
distribution) (i.a) following retirement under a tax
qualified retirement plan, or (i.b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to
section           403(b)(7) of the Code or a Keogh Plan; (ii)
redemption resulting           from tax-free return of an excess
contribution to an IRA; or           (iii) any partial or
complete redemption following the death or           disability
(as defined in Section 72(m)(7) of the Code) of a
shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within
one year           of death or disability. IMDI may require
documentation prior to           waiver of the CDSC.

               Class A shareholders may exchange their Class A
shares           subject to a CDSC ("outstanding Class A shares")
for Class A












          shares of another Ivy or Mackenzie fund ("new Class A
shares") on           the basis of the relative NAV per Class A
share, without the           payment of any CDSC that would be
due upon the redemption of the           outstanding Class A
shares. The original CDSC rate that would           have been
charged if the outstanding Class A shares were redeemed will carry over to the new Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

          QUALIFYING FOR A REDUCED SALES CHARGE

               RIGHTS OF ACCUMULATION (ROA):  Rights of
Accumulation           ("ROA") is calculated by determining the
current market value of           all Class A shares in all Ivy
or Mackenzie fund accounts (except           Ivy Money Market
Fund) owned by you, your spouse, and your           children
under 21 years of age. ROA is also applicable to
accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the
Code). The           current market value of each of your
accounts as described above           is added together and then
added to your current purchase amount.           If the combined
total is equal or greater than a breakpoint           amount for
the Fund, then you qualify for the reduced sales charge. To reduce or eliminate the sales charge, you must complete Section 4C of the Account Application.

               LETTER OF INTENT (LOI):  A Letter of Intent
("LOI") is a           non-binding agreement that states your
intention to invest in           additional Class A shares,
within a thirteen-month period after           the initial
purchase, an amount equal to a breakpoint amount for the Fund. The LOI may be backdated up to 90 days. To sign an LOI, please complete Section 4C of the Account Application.

               Should the LOI not be fulfilled within the
thirteen-month           period, your account will be debited for
the difference between           the full sales charge that
applies for the amount actually           invested and the
reduced sales charge actually paid on purchases           placed
under the terms of the LOI.

               PURCHASES OF CLASS A SHARES AT NET ASSET VALUE:
Investors           who held Ivy Fund shares as of December 31,
1991, or who held           shares of certain funds that were
reorganized into an Ivy or           Mackenzie fund, may be
exempt from sales charges on the purchase           of Class A
shares of any of the Ivy or Mackenzie funds. If you believe you may be eligible for such an exemption, please contact
         IMSC at 1-800-235-3322 for additional information.

               Class A shares of the Fund may be purchased
without an           initial sales charge or CDSC by (i) officers
and Trustees of the           Trust (and their relatives), (ii)
officers, directors, employees,           retired employees,
legal counsel and accountants of IMI, MIMI,           and MFC
(and their relatives), and (iii) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales
    agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of
any such           person). In addition, certain investment
advisers and financial           planners who charge a
management, consulting or other fee for           their services
and who place trades for their own accounts or the
accounts of their clients may purchase Class A shares of the Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who
maintains an           omnibus account with the Fund. Also,
clients of these advisers           and planners may make
purchases under the same conditions if the           purchases
are through the master account of such adviser or
planner on the books of such broker or agent. This provision applies to assets of retirement and deferred compensation
plans           and trusts used to fund those plans including,
but not limited           to, those defined in Section 401(a),
403(b) or 457 of the Code           and "Rabbi Trusts" whose
assets are used to purchase shares of           the Fund through
the aforementioned channels.

               Class A shares of the Fund may be purchased at NAV
by           retirement plans qualified under section 401(a) or
403(b) of the           Code, subject to the Employee Retirement
Income Security Act of           1974, as amended. A CDSC of
1.00% will be imposed on such           purchases in the event of
certain plan-level redemption           transactions within 24
months following such purchases.  Class A           shares of a
Fund are made available to Merrill Lynch Daily K Plan
(the "Plan") participants at NAV without an initial sales charge if the Plan has at least $3 million in assets or 500 or
more           eligible employees.  Class B shares of a Fund are
made available           Plan participants at NAV without a CDSC
if the Plan has less than           $3 million in assets or fewer
than 500 eligible employees.  For           further information
see "GROUP SYSTEMATIC INVESTMENT PROGRAM" in           the Fund's
SAI.

               If investments by retirement plans at NAV are made
through a           dealer who has executed a dealer agreement
with respect to the           Fund, IMDI may, at the time of
purchase, pay the dealer out of           IMDI's own resources a
commission to compensate the dealer for           its
distribution assistance in connection with the retirement
 plan's investment. Please refer to the NAV Commission Table on page _____ of this Prospectus. Please contact IMDI for
additional           information.

               Class A shares can also be purchased without an
initial           sales charge, but subject to a CDSC of 1.00%
during the first 24           months by: (a) any state, county,
or city (or any           instrumentality, department, authority
or agency of such           entities) that is prohibited by
applicable investment laws from           paying a sales charge
or commission when purchasing shares of a           registered
investment management company (an "eligible
governmental authority"), and (b) trust companies, bank trust departments, credit unions, savings and loans and other
similar           organizations in their fiduciary capacity or
for their own           accounts, subject to any minimum
requirements set by IMDI           (currently, these criteria
require that the amount invested or to           be invested in
the subsequent 13-month period totals at least












          $250,000). In either case, IMDI may pay commissions to
dealers           that provide distribution assistance on the
same basis as in the           preceding paragraph.

               Class A shares of the Fund may also be purchased
without a           sales charge in connection with certain
liquidation, merger or           acquisition transactions
involving other investment companies or           personal
holding companies. Additional information on reductions or waivers may be obtained from IMDI at the address listed on the cover of the Prospectus.

          CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B
AND CLASS C           SHARES

             Class B and Class C shares are offered at NAV per
share           without a front end sales charge. Class C shares
redeemed within           one year of purchase will be subject to
a CDSC of 1%, and Class B           shares redeemed within six
years of purchase will be subject to a           CDSC at the
rates set forth below. This charge will be assessed           on
an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including
shares           derived from dividends or capital gains
reinvested. In           determining whether a CDSC applies to a
redemption, the           calculation will be determined in a
manner that results in the           lowest possible rate being
charged. It will be assumed that your           redemption comes
first from shares you have held beyond the           requisite
maximum holding period or those you acquire through
reinvestment of dividends or capital gains, and next from the shares you have held the longest during the requisite
holding           period.

               Proceeds from the CDSC are paid to IMDI. The
proceeds are           used, in whole or in part, to defray its
expenses related to           providing the Fund with
distribution services in connection with           the sale of
Class B and Class C shares, such as compensating
selected dealers and agents for selling these shares. The
 combination of the CDSC and the distribution and service fees makes it possible for the Fund to sell Class B or Class C
shares           without deducting a sales charge at the time of
the purchase.

               In the case of Class B shares, the amount of the
CDSC, if           any, will vary depending on the number of
years from the time you           purchase your Class B shares
until the time you redeem them.           Solely for purposes of
determining this holding period, any           payments you make
during the quarter will be aggregated and           deemed to
have been made on the last day of the quarter. In the
case of Class C shares, solely for purposes of determining this holding period, any purchases you make during a month will
be           deemed to have been made on the last day of the
month.















             CLASS B SHARES

                                                       CONTINGENT
DEFERRED
  SALES CHARGE AS
           A PERCENTAGE OF
                      DOLLAR AMOUNT
                            SUBJECT TO CHARGE


          First . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .  5%           Second  . . . . . . . . . . . . . . . . . . .
 . . . . . . . .  4%           Third . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .  3%           Fourth  . . . . . . . . .
 . . . . . . . . . . . . . . . . . .  3%           Fifth . . . . .
 . . . . . . . . . . . . . . . . . . . . . . .  2%           Sixth
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1%
   Seventh and thereafter  . . . . . . . . . . . . . . . . .
0%

          IMDI currently intends to pay to dealers a sales
commission of 4%           of the sale price of Class B shares
that they have sold, and will           receive the entire amount
of the CDSC paid by shareholders on the           redemption of
Class B shares to finance the 4% commission and           related
marketing expenses.

               With respect to Class C shares, IMDI currently
intends to           pay to dealers a sales commission of 1% of
the sale price of           Class C shares that they have sold, a
portion of which is to           compensate the dealers for
providing Class C shareholder account           services during
the first year of investment. IMDI will receive           the
entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

               In accordance with separate distribution plans for
the           Fund's Class B and Class C shares adopted pursuant
to Rule 12b-1           under the 1940 Act, IMDI bears various
promotional and sales           related expenses, including the
cost of printing and mailing           prospectuses to persons
other than shareholders. Under the Fund's           Class B plan,
IMDI retains 0.75% of the continuing 1.00%
service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an
annual           rate of 0.25% of qualified investments. Under
the Class C plan,           IMDI pays continuing
service/distribution fees to qualified           dealers at an
annual rate of 1.00% of qualified investments after           the
first year of investment (0.25% of which represents a service fee).

               CONVERSION OF CLASS B SHARES:  Your Class B shares
and an           appropriate portion of both reinvested dividends
and capital           gains on those shares will be converted
into Class A shares           automatically no later than the
month following eight years after           the shares were
purchased, resulting in lower annual distribution           fees.
If you exchanged Class B shares into the Fund from Class B
  shares of another Ivy or Mackenzie fund, the calculation will
be           based on the time the shares in the original fund
were












          purchased.

               WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
CDSC is           waived for: (i) redemptions in connection with
distributions not           exceeding 12% annually of the initial
account balance (i.e., the           value of the shareholder's
Class B or Class C Fund account at the           time of the
initial distribution) (i.a) following retirement           under
a tax qualified retirement plan, or (i.b) upon attaining
age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii)
redemption           resulting from tax-free return of an excess
contribution to an           IRA; or (iii) any partial or
complete redemption following the           death or disability
(as defined in Section 72(m)(7) of the Code)           of a
shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

               ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS:  IMDI
may, at           its own expense, pay concessions in addition to
those described           above to dealers that satisfy certain
criteria established from           time to time by IMDI. These
conditions relate to increasing sales           of shares of the
Fund over specified periods and to certain other
factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the
dealer           during a particular period, and (ii) 0.10% of
the value of Fund           shares held by the dealer's customers
for more than one year,           calculated on an annual basis.

          HOW TO REDEEM SHARES

               You may redeem your Fund shares through your
registered           securities representative, by mail or by
telephone. A CDSC may           apply to certain Class A share
redemptions, to Class B share           redemptions prior to
conversion and to Class C shares that are           redeemed
within one year of purchase. All redemptions are made at
the NAV next determined after a redemption request has been
   received in good order. Requests for redemptions must be
received           by 4:00 p.m. Eastern time to be processed at
the NAV for that           day. Any redemption request in good
order that is received after           4:00 p.m. Eastern time
will be processed at the price determined           on the
following business day. IF SHARES TO BE REDEEMED WERE
PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED
    UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE
DATE           OF PURCHASE. If you own shares of more than one
class of the           Fund, the Fund will redeem first the
shares having the highest           12b-1 fees; any shares
subject to a CDSC will be redeemed last           unless you
specifically elect otherwise.

               When shares are redeemed, the Fund generally sends
you           payment on the next business day. Under unusual
circumstances,           the Fund may suspend redemptions or
postpone payment to the           extent permitted by Federal
securities laws. The proceeds of the












          redemption may be more or less than the purchase price
of your           shares, depending upon, among other factors,
the market value of           the Fund's securities at the time
of the redemption. If the           redemption is for over
$50,000, or the proceeds are to be sent to           an address
other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

               If you are not certain of the requirements for a
redemption,           please contact IMSC at 1-800-777-6472.

               THROUGH YOUR REGISTERED SECURITIES DEALER:  The
Dealer is           responsible for promptly transmitting
redemption orders.           Redemptions requested by dealers
will be made at the NAV (less           any applicable CDSC)
determined at the close of regular trading           (4:00 p.m.
Eastern time) on the day that a redemption request is received in good order by IMSC.

               BY MAIL:  Requests for redemption in writing are
considered           to be in "proper or good order" if they
contain the following:

               -    Any outstanding certificate(s) for shares
being                     redeemed.

               -    A letter of instruction, including the
account                     registration, fund number, the
account number and the                     dollar amount or
number of shares to be redeemed.

               -    Signatures of all registered owners whose
names appear                     on the account.

               -    Any required signature guarantees.

               -    Other supporting legal documentation, if
required (in                     the case of estates, trusts,
guardianships,                     corporations, unincorporated
associations, retirement                     plan trustees or
others acting in representative                     capacities).

               The dollar amount or number of shares indicated
for           redemption must not exceed the available shares or
NAV of your           account at the next-determined prices. If
your request exceeds           these limits, then the trade will
be rejected in its entirety.

               Mail your request to IMSC at one of the addresses
on page           ___ of this Prospectus.

               BY TELEPHONE:  Individual and joint accounts may
redeem up           to $50,000 per day over the telephone by
contacting IMSC at 1-          800-777-6472. In times of unusual
economic or market changes, the           telephone redemption
privilege may be difficult to implement. If           you are
unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.












               Checks will be made payable to the current account registration and sent to the address of record. If there
has been           a change of address in the last 30 days,
please use the           instructions for redemption requests by
mail described above. A           signature guarantee would be
required.

               Requests for telephone redemptions will be
accepted from the           registered owner of the account, the
designated registered           representative or the registered
representative's assistant.

               Shares held in certificate form cannot be redeemed
by                telephone.

               If Section 6E of the Account Application is not
completed,           telephone redemption privileges will be
provided automatically.           Although telephone redemptions
may be a convenient feature, you           should realize that
you may be giving up a measure of security           that you may
otherwise have if you terminated the privilege and
redeemed your shares in writing. If you do not wish to make
   telephone redemptions or let your registered representative do
so           on your behalf, you must notify IMSC in writing.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
redemption instructions           communicated by telephone to
confirm that such instructions are           genuine. In the
absence of such procedures, the Fund may be           liable for
any losses due to unauthorized or fraudulent telephone instructions.

               RECEIVING YOUR PROCEEDS BY FEDERAL FUNDS WIRE:
For           shareholders who established this feature at the
time they opened           their account, telephone instructions
will be accepted for           redemption of amounts up to
$50,000 ($1,000 minimum) and proceeds           will be wired on
the next business day to a predesignated bank account.

               In order to add this feature to an existing
account or to           change existing bank account information,
please submit a letter           of instructions including your
bank information to IMSC at the           address provided above.
The letter must be signed by all           registered owners, and
their signatures must be guaranteed.

               Your account will be charged a fee of $10 each
time           redemption proceeds are wired to your bank. Your
bank may also           charge you a fee for receiving a Federal
Funds wire.

               Neither IMSC nor the Fund can be responsible for
the           efficiency of the Federal Funds wire system or the
shareholder's           bank.

          MINIMUM ACCOUNT BALANCE REQUIREMENTS

               Due to the high cost of maintaining small
accounts, the Fund           may redeem the accounts of
shareholders whose investment,












          including sales charges paid, has been less than $1,000
for more           than 12 months. The Fund will not redeem an
account unless the           shareholder has been given at least
60 days' advance notice of           the Fund's intention to do
so. No redemption will be made if a           shareholder's
account falls below the minimum due to a reduction           in
the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and
UGMA/UTMA           accounts.

          SIGNATURE GUARANTEES

               For your protection, and to prevent fraudulent
redemptions,           we require a signature guarantee in order
to accommodate the           following requests:

               -    Redemption requests over $50,000.

               -    Requests for redemption proceeds to be sent
to someone                     other than the registered
shareholder.

               -    Requests for redemption proceeds to be sent
to an                     address other than the address of
record.

               -    Registration transfer requests.

               -    Requests for redemption proceeds to be wired
to your                     bank account (if this option was not
selected on your                     original application, or if
you are changing the bank                     wire information).

               A signature guarantee may be obtained only from an
eligible           guarantor institution as defined in Rule
17Ad-15 of the           Securities Exchange Act of 1934, as
amended. An eligible           guarantor institution includes
banks, brokers, dealers, municipal           securities dealers,
government securities dealers, government           securities
brokers, credit unions, national securities exchanges,
registered securities associations, clearing agencies and savings associations. The signature guarantee must not be
qualified in           any way. Notarizations from notary publics
are not the same as           signature guarantees, and are not
accepted.

               Circumstances other than those described above may
require a           signature guarantee. Please contact IMSC at
1-800-777-6472 for           more information.

          CHOOSING A DISTRIBUTION OPTION

               You have the option of selecting the distribution
option           that best suits your needs:

               AUTOMATIC REINVESTMENT OPTION -- Both dividends
and capital           gains are automatically reinvested at NAV
in additional shares of           the same class of the Fund
unless you specify one of the other           options.












               INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND --
Both           dividends and capital gains are automatically
invested at NAV in           another Ivy or Mackenzie fund of the
same class.

               DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED --
Dividends will           be paid in cash. Capital gains will be
reinvested at NAV in           additional shares of the same
class of the Fund or another Ivy or           Mackenzie fund of
the same class.

               DIVIDENDS AND CAPITAL GAINS IN CASH -- Both
dividends and           capital gains will be paid in cash.

               If you wish to have your cash distributions
deposited           directly to your bank account via electronic
funds transfer           ("EFT"), or if you wish to change your
distribution option,           please contact IMSC at
1-800-777-6472.

               If you wish to have your cash distributions go to
an address           other than the address of record, you must
provide IMSC with a           letter of instruction signed by all
registered owners with           signatures guaranteed.

          TAX IDENTIFICATION NUMBER

               In general, to avoid being subject to a 31% U.S.
Federal           backup withholding tax on dividends, capital
gains distributions           and redemption proceeds, you must
furnish the Fund with your           certified tax identification
number ("TIN") and certify that you           are not subject to
backup withholding due to prior underreporting           of
interest and dividends to the IRS. If you fail to provide a
   certified TIN, or such other tax-related certifications as the
         Fund may require, within 30 days of opening your new
account, the           Fund reserves the right to involuntarily
redeem your account and           send the proceeds to your
address of record.

               You can avoid the above withholding and/or
redemption by           correctly furnishing your TIN, and making
certain certifications,           in Section 2 of the Account
Application at the time you open your           new account,
unless the IRS requires that backup withholding be applied to your account.

               Certain payees, such as corporations, generally
are exempt           from backup withholding. Please complete IRS
Form W-9 with the           new account application to claim this
exemption. If the           registration is for an UGMA/UTMA
account, please provide the           social security number of
the minor. Non-U.S. investors who do           not have a TIN
must provide, with their Account Application, a completed IRS Form W-8.

          CERTIFICATES

               In order to facilitate transfers, exchanges and
redemptions,           most shareholders elect not to receive
certificates. Should you           wish to have a certificate
issued, please contact IMSC at 1-800












          777-6472 and request that one be sent to you.
(Retirement plan           accounts are not eligible for this
service).  Please note that if           you were to lose your
certificate, you would incur an expense to           replace it.

               Certificates requested by telephone for shares
valued up to           $50,000 will be issued to the current
registration and mailed to           the address of record.
Should you wish to have your certificates           mailed to a
different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

          EXCHANGE PRIVILEGE

               Shareholders of the Fund have an exchange
privilege with           other Ivy and Mackenzie funds (except
Ivy International Fund           unless they have an existing Ivy
International Fund account). The           Fund reserves the
right to reject, for any reason, any exchange orders.

               Class A shareholders may exchange their
outstanding Class A           shares for Class A shares of
another Ivy or Mackenzie fund on the           basis of the
relative NAV per Class A share, plus an amount equal           to
the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at
the           time of the exchange on the new Class A shares.
Incremental sales           charges are waived for outstanding
Class A shares that have been           invested for 12 months or
longer.

               Class B (and Class C) shareholders may exchange
their           outstanding shares for Class B (or Class C)
shares of another Ivy           or Mackenzie fund on the basis of
the relative NAV per share,           without the payment of any
CDSC that would otherwise be due upon           redemption. Class
B shareholders who exercise the exchange           privilege
would continue to be subject to the original Fund's
CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares.

               Shares resulting from the reinvestment of
dividends and           other distributions will not be charged
an initial sales charge           or a CDSC when exchanged into
another Ivy or Mackenzie fund.

               Exchanges are considered to be taxable events, and
may           result in a capital gain or a capital loss for tax
purposes.           Before executing an exchange, you should
obtain and read the           prospectus and consider the
investment objective of the fund to           be purchased.
Shares must be uncertificated in order to execute a
telephone exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended
to           provide shareholders a means by which to speculate
on short-term           movements in the market. The Fund
reserves the right to limit the           frequency of exchanges.
Exchanges are accepted only if the           registrations of the
two accounts are identical. Amounts to be           exchanged
must meet minimum investment requirements for the Ivy or Mackenzie fund into which the exchange is made. It is the policy of the Fund to discourage the use of the
exchange           privilege for the purpose of timing short-term
market           fluctuations.  To protect the interests of other
shareholders of           the Fund, the Fund may cancel the
exchange privileges of any           persons that, in the opinion
of the Fund, are using market timing           strategies or ar
making more than five exchanges per owner or controlling person per calendar year.

               With respect to shares subject to a CDSC, if less
than all           of an investment is exchanged out of the Fund,
the shares           exchanged will reflect, pro rata, the cost,
capital appreciation           and/or reinvestment of
distributions of the original investment           as well as the
original purchase date, for purposes of           calculating any
CDSC for future redemptions of the exchanged           shares.

               Investors who held Ivy Fund shares as of December
31, 1991,           or who held shares of certain funds that were
reorganized into an           Ivy or Mackenzie fund, may be
exempt from sales charges on the           exchange of shares
between any of the Ivy or Mackenzie funds.  If           you
believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.

               In calculating the sales charge assessed on an
exchange,           shareholders will be allowed to use the
Rights of Accumulation           privilege.

               EXCHANGES BY TELEPHONE:  If Section 6D of the
Account           Application is not completed, telephone
exchange privileges will           be provided automatically.
Although telephone exchanges may be a           convenient
feature, you should realize that you may be giving up           a
measure of security that you may otherwise have if you
terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must
notify           IMSC in writing.

               In order to execute an exchange, please contact
IMSC at 1-          800-777-6472. Have the account number of your
current fund and           the exact name in which it is
registered available to give to the           telephone
representative.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
exchange instructions           communicated by telephone to
confirm that such instructions are           genuine. In the
absence of such procedures, the Fund may be           liable for
any losses due to unauthorized or fraudulent telephone instructions.

               EXCHANGES IN WRITING:  In a letter, request an
exchange and           provide the following information:

          -    The name and class of the fund whose shares you
currently                own.












          -    Your account number.

          -    The name(s) in which the account is registered.

          -    The name of the fund in which you wish your
exchange to be                invested.

          -    The number of shares or the dollar amount you wish
to                exchange.

               The request must be signed by all registered owners.

          REINVESTMENT PRIVILEGE

               Investors who have redeemed Class A shares of the
Fund have           a one-time privilege of reinvesting all or a
part of the proceeds           of the redemption back into Class
A shares of the Fund at NAV           (without a sales charge)
within 60 days after the date of           redemption. IN ORDER
TO REINVEST WITHOUT A SALES CHARGE,           SHAREHOLDERS OR
THEIR BROKERS MUST INFORM IMSC THAT THEY ARE           EXERCISING
THE REINVESTMENT PRIVILEGE AT THE TIME OF           REINVESTMENT.
The tax status of a gain realized on a redemption
generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption.
In           addition, upon a reinvestment, the shareholder may
not be           permitted to take into account sales charges
incurred on the           original purchase of shares in
computing their taxable gain or           loss.

          SYSTEMATIC WITHDRAWAL PLAN

               You may elect the Systematic Withdrawal Plan at
any time by           completing the Account Application, which
is attached to this           Prospectus. You can also obtain
this application by contacting           your registered
representative or IMSC at 1-800-777-6472. To be
eligible, you must have at least $5,000 in your account. Payments
         (minimum distribution amount -- $50) from your account
can be           made monthly, quarterly, semi-annually, annually
or on a selected           monthly basis, to yourself or any
other designated payee. You may           elect to have your
systematic withdrawal paid directly to your           bank
account via EFT, at no charge. Share certificates must be
 unissued (i.e., held by the Fund) while the plan is in effect. A
         Systematic Withdrawal Plan may not be established if you
are           currently participating in the Automatic Investment
Method. For           more information, please contact IMSC at
1-800-777-6472.

               If payments you receive through the Systematic
Withdrawal           Plan exceed the dividends and capital
appreciation of your           account, you will be reducing the
value of your account.           Additional investments made by
shareholders participating in the           Systematic Withdrawal
Plan must equal at least $1,000 while the           plan is in
effect. However, it may not be advantageous to












          purchase additional Class A, Class B or Class C shares
when you           have a Systematic Withdrawal Plan, because you
may be subject to           an initial sales charge on your
purchase of Class A shares or to           a CDSC imposed on your
redemptions of Class B or Class C shares.           In addition,
redemptions are taxable events.

               Amounts paid to you through the Systematic
Withdrawal Plan           are derived from the redemption of
shares in your account. Any           applicable CDSC will be
assessed upon the redemptions. A CDSC           will not be
assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

               Should you wish at any time to add a Systematic
Withdrawal           Plan to an existing account or change payee
instructions, you           will need to submit a written
request, signed by all registered           owners, with
signatures guaranteed.

               Retirement accounts are eligible for Systematic
Withdrawal           Plans. Please contact IMSC at 1-800-777-6472
to obtain the           necessary paperwork to establish a plan.

               If the U.S. Postal Service cannot deliver your
checks, or if           deposits to a bank account are returned
for any reason, your           redemptions will be discontinued.

          AUTOMATIC INVESTMENT METHOD

               You may authorize an investment to be
automatically drawn           each month from your bank for
investment in Fund shares by           completing Sections 6A and
7B of the Account Application. Attach           a "voided" check
or deposit slip to your account application. At           pre-
specified intervals, your bank account will be debited and
  the proceeds will be credited to your Ivy fund account. The minimum investment under this plan is $50 per month ($25 per month for retirement plans). There is no charge to you
for this           program.

               You may terminate or suspend your Automatic
Investment           Method by telephone at any time by
contacting IMSC at 1-800-777-          6472.

               If you have investments being withdrawn from a
bank account           and we are notified that the account has
been closed, your           Automatic Investment Method will be
discontinued.

          CONSOLIDATED ACCOUNT STATEMENTS

               Shareholders with two or more Ivy or Mackenzie
fund accounts           having the same taxpayer I.D. number will
receive a single           quarterly account statement, unless
otherwise specified. This           feature consolidates the
activity for each account onto one           statement. Requests
for quarterly consolidated statements for all           other
accounts must be submitted in writing and must be signed by












          all registered owners.

          RETIREMENT PLANS

               The Ivy and Mackenzie family of funds offer
several tax-          sheltered retirement plans that may fit
your needs:

               - IRA (Individual Retirement Account)

               - 401(k), Money Purchase Pension and Profit
Sharing Plans

               - SEP-IRA (Simplified Employee Pension Plan)

               - 403(b)(7) Plans

               - SIMPLE Plans (Individual Retirement Account and
401(k))

               Minimum initial and subsequent investments for
retirement           plans are $25.

               Investors Bank & Trust, which serves as custodian
or trustee           under the retirement plan prototypes
available from the Fund,           charges certain nominal fees
for annual maintenance. A portion of           these fees is
remitted to IMSC, as compensation for its services           to
the retirement plan accounts maintained with the Fund.

               Distributions from retirement plans are subject to
certain           requirements under the Code. Certain
documentation, including IRS           Form W4-P, must be
provided to IMSC prior to taking any           distribution.
Please contact IMSC for details. The Ivy and           Mackenzie
family of funds and IMSC assume no responsibility to
determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please
contact           your broker or tax adviser.

               Please call IMSC at 1-800-777-6472 for complete
information           kits describing the plans, their benefits,
restrictions,           provisions and fees.

          SHAREHOLDER INQUIRIES

               Inquiries regarding the Fund should be directed to
IMSC at           1-800-777-6472.























                             IVY INTERNATIONAL BOND FUND
                                 ACCOUNT APPLICATION
                USE THIS APPLICATION FOR CLASS A, CLASS B AND
CLASS C

            Please mail applications and checks to: Ivy Mackenzie
Services           Corp., P.O. Box 3022, Boca Raton, FL
33431-0922.
           (This application should not be used for retirement
accounts for           which Ivy Fund is custodian.)

          Account Number:

          (Fund Use Only)

          Dealer #:
          Branch #:
          Rep. I.D. #:
          Acct. Type:
          Soc Cd:
          Div Cd:
          CG Cd:
          Exc Cd:
          Red Cd:


          1    REGISTRATION

               / / Individual
               / / Joint Tenant
               / / Estate
               / / UGMA/UTMA
               / / Corporation
               / / Partnership
               / / Sole Proprietor
               / / Trust
               / / Other

               Date of Trust
               Owner, Custodian or Trustee
               Co-owner or Minor
               Minor's State of Residence
               Street
               City
               State
               Zip Code
               Phone Number -- Day
               Phone Number -- Evening

          2    TAX ID

               Citizenship: / / U.S. / / Other ________________

               Social Security Number
               Tax Identification Number












               Under penalties of perjury, I certify by signing
in Section                8 below that: (1) the number shown in
this section is my                correct taxpayer identification
number (TIN), and (2) I am                not subject to backup
withholding because: (a) I have not                been notified
by the Internal Revenue Service (IRS) that I                am
subject to backup withholding as a result of a failure to
      report all interest or dividends, or (b) the IRS has
       notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or
dividends                on your tax return.) Please see the "Tax
Identification                Number" section of the Prospectus
for additional information                on completing this
section.

          3    DEALER INFORMATION

               The undersigned ("Dealer") agrees to all
applicable                provisions in this Application,
guarantees the signature and                legal capacity of the
Shareholder, and agrees to notify IMSC                of any
purchases made under a Letter of Intent or Rights of Accumulation.

               Dealer Name
               Branch Office Address
               City
               State
               Zip Code
               Representative's Name and Number
               Representative's Phone Number
               Authorized Signature of Dealer

          4    INVESTMENTS

               A.   Enclosed is my check ($1,000 minimum) made
payable to                     Ivy International Bond Fund.
Please invest it in Class                     A __ or Class B __
or Class C shares.*

                    $_______________________(Amount Enclosed)

               B.   I qualify for an elimination of the sales
charge due to                     the following privilege
(applies only to Class A                     shares):

                    __   New Letter  of Intent (if ROA or 90-day
backdate                          privilege is applicable,
provide account(s)                          information below.)
                    __   ROA with the account(s) listed below.
                __   Existing Letter of Intent with account(s)
listed                          below.

                    Fund Name(s)
                    Account Number(s)













                    If establishing a Letter of Intent, you will
need to                     purchase Class A shares over a
thirteen-month period in                     accordance with the
provisions in the Prospectus.  The                     Aggregate
amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).
              /  / $ 50,000
                    /  / $100,000
                    /  / $250,000
                    /  / $500,000

               C.   FOR DEALER USE
                    Confirmed trade orders: [Confirm Number,
Number of                     Shares, Trade Date]

          5    DISTRIBUTION OPTIONS

               I would like to reinvest dividends and capital
gains into                additional shares in this account at
net asset value unless                a different option is
checked below.

               A.   /  / Reinvest all dividends and capital gains
into                          additional shares of a different
Ivy or Mackenzie                          fund.

                    Fund Name
                    Account Number

               B.   /  / Pay all dividends in cash and reinvest
capital                          gains into additional shares in
this Fund or a                          different Ivy or
Mackenzie fund.

                    Fund Name
                    Account Number

               C. / / Pay all dividends and capital gains in cash.

               I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN
C OR D                ABOVE, BE:

               /  / Sent to the address listed in the
registration.                /  /      Sent to the special payee
listed in Section                 7A /  / (By Mail)
               7B /  / (By E.F.T.)

          6    OPTIONAL SPECIAL FEATURES

               A.   /  / Automatic Investment Method (AIM)

               -    I wish to invest _________________
                    /  / once per month
                    /  / twice
                    /  / 3 times
                    /  / 4 times












               -    My bank account will be debited on the
_________ day of                     the month

               Please invest $___________________ each period
starting in                the month of __________________ in Ivy
International Bond                Fund.
               /  / Class A
               /  / Class B
               /  / Class C

               /  / I have attached a voided check to ensure my
correct                     bank account will be debited.

               B.   Systematic Withdrawal Plans**

               I wish to automatically withdraw funds from my
account in                Ivy International Bond Fund

               /  / Monthly /  / Quarterly /  /Semiannually /  /
Annually

                / / Once / / Twice / / 3 times / / 4 times per month

               I request the distribution be:

               /  / Sent to the address listed in the
registration.                /  / Sent to the special payee
listed in Section 7.                /  / Invested into additional
shares of the same class of a                     different Ivy
Mackenzie fund.

               Fund Name
               Account Number

               Amount $__________________(Minimum $50) starting
on or about                the

               -    _______ day of the month
               -    _______ day of the month
               -    _______ day of the month*

               NOTE: Account minimum: $5,000 in shares at current
offering                price

               C.   Electronic Funds Transfer for Redemption
Proceeds**

                    I authorize the Agent to honor telephone
instructions                     for the redemption of Fund
shares up to $50,000.                     Proceeds may be wire
transferred to the bank account                     designated
($1,000 minimum).  (Complete Section 7B)

               D.   Telephone Exchanges**    /  / Yes         /
/ No

                    I authorize exchanges by telephone among the
Ivy and                     Mackenzie family of funds upon
instructions from any                     person as more fully
described in the Prospectus. To












                    change this option once established, written
                  instructions must be received from the
shareholder of                     record or the current
registered representative.

                    If neither box is checked, the telephone
exchange                     privilege will be provided
automatically.

               E.   Telephonic Redemptions** /  / Yes         /
/ No

                    The Fund or its agents are authorized to
honor                     telephone instructions from any person
as more fully                     described in the Prospectus for
the redemption of Fund                     shares. The amount of
the redemption shall not exceed                     $50,000 and
the proceeds are to be payable to the
shareholder of record and mailed to the address of
    record. To change this option once established, written
             instructions must be received from the shareholder
of                     record or the current registered
representative.

                    If neither box is checked, the telephone
redemption                     privilege will be provided
automatically.

               *    There must be a period of at least seven
calendar days                     between each
investment/withdrawal period.

               **   This option may not be used if shares are
issued in                     certificate form.

          7    SPECIAL PAYEE

               A.   MAILING ADDRESS

                    Please send all disbursements to this special payee:

                    Name of Bank or Individual
                    Account Number (If Applicable)
                    Street
                    City/State/Zip

               B.   FED WIRE / E.F.T. INFORMATION

                    Financial Institution
                    ABA #
                    Account #
                    Street
                    City/State/Zip
                    (Please attach a voided check)

          8    SIGNATURES

               Investors should be aware that the failure to
check the "No"                under Section 6D or 6E above means
that the Telephone                Exchange/Redemption Privileges
will be provided. The Funds                employ reasonable
procedures that require personal












               identification prior to acting on
exchange/redemption                instructions communicated by
telephone to confirm that such                instructions are
genuine. In the absence of such procedures,                a Fund
may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange
    Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

               I certify to my legal capacity to purchase or
redeem shares                of the Fund for my own account or
for the account of the                organization named in
Section 1.  I have received a current                Prospectus
and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

               THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR
CONSENT                TO ANY PROVISION OF THIS DOCUMENT OTHER
THAN THE                CERTIFICATIONS REQUIRED TO AVOID BACKUP
WITHHOLDING.

               ______________________________
________________________                Signature of Owner,
Custodian,     Date
               Trustee or Corporate Officer

               ______________________________
________________________                Signature of Joint Owner,
        Date
               Co-Trustee or Corporate Officer


          IIIF2-1-197

April 30, 1997

Ivy Money
Market
Fund

---------------------
Prospectus
---------------------

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111


THROUGHOUT THE
CENTURIES,
THE CASTLE KEEP HAS
BEEN A SOURCE
OF LONG-RANGE VISION
AND STRATEGIC
ADVANTAGE.


Ivy Fund (the "Trust") is a registered investment company currently consisting of sixteen separate portfolios. One portfolio of the Trust, Ivy Money Market Fund (the "Fund"), is described in this Prospectus.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Fund is contained in the Statement of Additional Information for the Fund dated April 30, 1997 (the "SAI"), which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge from the Trust at the Distributor's address and telephone number below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Expense Information . . . . . . . . . . . . . .  2
The Fund's Financial Highlights . . . . . . . .  3
Investment Objective and Policies . . . . . . .  3
Risk Factors and Investment Techniques  . . . .  4
Organization and Management of the Fund . . . .  4
Investment Manager  . . . . . . . . . . . . . .  5
Fund Administration and Accounting  . . . . . .  5
Transfer Agent  . . . . . . . . . . . . . . . .  5
Dividends and Taxes . . . . . . . . . . . . . .  5
Performance Data  . . . . . . . . . . . . . . .  6
How to Buy Shares . . . . . . . . . . . . . . .  6
How Your Purchase Price is Determined . . . . .  6
How the Fund Values its Shares  . . . . . . . .  7
How to Redeem Shares  . . . . . . . . . . . . .  7
Minimum Account Balance Requirements  . . . . .  8
Signature Guarantees  . . . . . . . . . . . . .  8
Choosing a Distribution Option  . . . . . . . .  8
Tax Identification Number . . . . . . . . . . .  8
Certificates  . . . . . . . . . . . . . . . . .  9
Exchange Privilege  . . . . . . . . . . . . . .  9
Systematic Withdrawal Plan  . . . . . . . . .   10
Automatic Investment Method . . . . . . . . .   10
Consolidated Account Statements . . . . . . .   10
Retirement Plans  . . . . . . . . . . . . . .   10
Shareholder Inquiries . . . . . . . . . . . .   10

  BOARD OF TRUSTEES                 OFFICERS                       TRANSFER AGENT            INVESTMENT MANAGER
John S. Anderegg, Jr.     Michael G. Landry, Chairman              Ivy Mackenzie            Ivy Management, Inc.
   Paul H. Broyhill       Keith J. Carlson, President              Services Corp.        700 South Federal Highway
   Keith J. Carlson    James W. Broadfoot, Vice President          P.O. Box 3022            Boca Raton, FL 33432
   Stanley Channick            C. William Ferris,            Boca Raton, FL 33431-0922         1-800-456-5111
Frank W. DeFriece, Jr.        Secretary/Treasurer                  1-800-777-6472
    Roy J. Glauber                                                                              DISTRIBUTOR
  Michael G. Landry              LEGAL COUNSEL                        AUDITORS                 Ivy Mackenzie
 Joseph G. Rosenthal         Dechert Price & Rhoads           Coopers & Lybrand L.L.P.       Distributors, Inc.
 Richard N. Silverman              Boston, MA                    Ft. Lauderdale, FL      Via Mizner Financial Plaza
   J. Brendan Swan                                                                       700 South Federal Highway
                                   CUSTODIAN                                                Boca Raton, FL 33432
                         Brown Brothers Harriman & Co.                                         1-800-456-5111
                                   Boston, MA

EXPENSE INFORMATION

    The table and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund.

                        SHAREHOLDER TRANSACTION EXPENSES

                                                               CLASS A,
                                                                CLASS B
                                                                  AND
                                                                CLASS C
                                                                SHARES
                                                               --------
Maximum sales load imposed on purchases (as a percentage of
 offering price)*...........................................     None
The Fund has no sales load on reinvested dividends, no
 deferred sales load, no redemption fees and no exchange
 fees.**

 * Exchanges from the Fund into any other Ivy or Mackenzie fund into which exchanges are permitted may be subject to a sales charge unless previously paid (see "Exchange Privilege").

** The Fund does not assess a contingent deferred sales charge ("CDSC").
   However, if the shares of another Ivy or Mackenzie fund that are subject to a CDSC are exchanged for shares of the Fund, the CDSC may carry over to the investment in the Fund and may be assessed upon redemption (see "How to Redeem Shares" and "Exchange Privilege").

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                         CLASS A   CLASS B   CLASS C
                                                         -------   -------   -------
Management Fees (After Expense Reimbursements)*........   0.00%     0.00%     0.00%
12b-1 Service/Distribution Fees........................    N/A       N/A       N/A
Other Expenses.........................................   0.86%     0.77%     0.56%
                                                          ----      ----      ----
Total Fund Operating Expenses (After Expense
 Reimbursements)**.....................................   0.86%     0.77%     0.56%
                                                          ====      ====      ====

 * Management Fees reflect expense reimbursements. Without expense reimbursements, Management Fees would have been 0.40%.

** Ivy Management, Inc. ("IMI"), as investment adviser, currently limits the Fund's Total Fund Operating Expenses After Expense Reimbursements (excluding taxes, interest, litigation and indemnification expenses and other extraordinary expenses) to an annual rate of 0.85% of the Fund's average net assets. Without the expense reimbursements, Total Fund Operating Expenses for the year ended December 31, 1996 would have increased 1.00% for each class of the Fund.

                                   EXAMPLES*

    The following table lists the expenses an investor would pay on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period. The Example further assumes reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses (After Expense Reimbursements)" (above) remain the same each year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                 ------    -------    -------    --------
Class A......................      $9        $27        $48        $106
Class B......................      $8        $25        $43        $ 98
Class C......................      $6        $18        $31        $ 70

* Net of expense reimbursements. See Annual Fund Operating Expenses, above.

    The information in the table above does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his/her bank account. For a more detailed discussion of the Fund's fees and expenses, see "Organization and Management of the Fund" in this Prospectus, and "Investment Advisory and Other Services" in the SAI.

THE FUND'S FINANCIAL HIGHLIGHTS

    Unless otherwise noted, the following table is for fiscal periods ending December 31 of each year. The accounting firm of Coopers & Lybrand L.L.P. has audited the Fund since December 31, 1992. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI. The information for fiscal periods prior to December 31, 1992 was audited by other independent accountants. The Fund's Annual Report contains additional information about the Fund's performance. For a copy of the Fund's Annual Report, call 1-800-777-6472.

    Expense and income ratios have been annualized for periods of less than one year. Total returns do not reflect sales charges, and are not annualized for periods of less than one year.

                                                                                   CLASS A
                                                  -------------------------------------------------------------------------
                                                   1996       1995       1994       1993       1992       1991       1990
SELECTED PER SHARE DATA                            ----       ----      -------    -------    -------    -------    -------
Net asset value, beginning of period............  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                  -------    -------    -------    -------    -------    -------    -------
 Income from investment operations
 Net investment income(a).......................      .04        .05        .04        .02        .03        .05        .07
 Less distributions
 From net investment income.....................     (.04)      (.05)      (.04)      (.02)      (.03)      (.05)      (.07)
                                                  -------    -------    -------    -------    -------    -------    -------
Net asset value, end of period..................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                  =======    =======    =======    =======    =======    =======    =======
Total return(%).................................     4.47       4.80       4.21       2.42       2.81       5.16       7.69
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)........  $21,359    $24,609    $26,827    $25,782    $18,839    $21,675    $26,140
Ratio of expenses to average net assets
 With expense reimbursement(%)..................      .86        .85        .85        .85        .85        .85        .67
 Without expense reimbursement(%)...............     1.86       1.39       1.24       1.56       1.45       1.21       1.22
Ratio of net investment income to average net
 assets(%)(a)...................................     4.47       4.91       3.29       2.22       2.75       5.06       7.43

                                                               CLASS A
                                                    -----------------------------
                                                     1989       1988      1987(B)
SELECTED PER SHARE DATA                             -------    -------    -------
Net asset value, beginning of period............    $  1.00    $  1.00    $ 1.00
                                                    -------    -------    ------
 Income from investment operations
 Net investment income(a).......................        .09        .07       .01
 Less distributions
 From net investment income.....................       (.09)      (.07)     (.01)
                                                    -------    -------    ------
Net asset value, end of period..................    $  1.00    $  1.00    $ 1.00
                                                    =======    =======    ======
Total return(%).................................       8.87       6.89      1.86
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)........    $19,708    $11,789    $6,784
Ratio of expenses to average net assets
 With expense reimbursement(%)..................        .65        .68       .85
 Without expense reimbursement(%)...............       1.37       1.73      1.94
Ratio of net investment income to average net
 assets(%)(a)...................................       8.42       6.86      6.77

                                                                CLASS B              CLASS C
                                                                -------              -------
                                                                 1996                1996(C)
SELECTED PER SHARE DATA                                         -------              -------
Net asset value, beginning of period........................    $ 1.00               $  1.00
                                                                -------              -------
   Income from investment operations
   Net investment income(a).................................       .05                   .03
   Less distributions
   From net investment income...............................      (.05)                 (.03)
                                                                -------              -------
Net asset value, end of period..............................    $ 1.00               $  1.00
                                                                =======              =======
Total return (%)............................................      4.57                  4.78
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $3,474               $    74
Ratio of expenses to average net assets
   With expense reimbursement(%)............................       .77                   .56
   Without expense reimbursement(%).........................      1.77                  1.56
Ratio of net investment income to average net
 assets(%)(a)...............................................      4.57                  4.78

---------------

(a) Net investment income is net of expenses reimbursed by IMI.
(b) From October 15, 1987 (commencement of operations) to December 31, 1987.
(c) From April 30, 1996 (commencement of operations) to December 31, 1996.

INVESTMENT OBJECTIVE AND POLICIES

    The Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term securities. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares, although the Trustees may make non-material changes in the Fund's objectives without shareholder approval. Except for the Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental and therefore may be changed by the Trustees without shareholder approval. There can be no assurance that the Fund will achieve its investment objectives. The different types of securities and investment techniques used by the Fund involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Investment Techniques and Risk Factors," below, and the SAI.

    Whenever an investment objective, policy or restriction described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

    The Fund invests in money market instruments maturing within thirteen months or less and maintains a portfolio with a dollar-weighted average maturity of 90 days or less. By purchasing such short-term securities, the Fund will attempt to maintain a constant net asset value of $1.00 per share. The Fund's portfolio of investments is actively monitored on a daily basis to maintain competitive yields on investments.

    The Fund will invest in the following categories of money market instruments: (i) debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) obligations (including certificates of deposit and bankers' acceptances) of domestic banks and savings and loan associations; (iii) high-quality commercial paper that at the time of purchase is rated at least A-2 by Moody's Investors Service, Inc. ("Moody's") or P-2 by Standard and Poor's Corporation ("S&P") or, if unrated, is issued or guaranteed by a corporation with outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or which is judged by IMI to be of at least equivalent quality; (iv) short-term corporate notes, bonds and debentures that at the time of purchase are rated at least Aa by Moody's or AA by S&P or that are judged by IMI to be of at least equivalent quality; and (v) repurchase agreements with domestic banks for periods not exceeding seven days and only with respect to

U.S. Government securities that throughout the period have a value at least equal to the amount of the loan (including accrued interest).

    The securities in which the Fund invests must present minimal credit risk and be rated in one of the two highest rating categories for short-term debt obligations by at least two major rating agencies assigning a rating to the securities or issuer, or if only one rating agency has assigned a rating, by that agency or determined to be of equivalent value by IMI. Purchases of securities that are rated by only one rating agency must be previously approved or ratified subsequently by the Trustees. Securities that are rated in the highest category by at least two major rating agencies (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) are designated "First Tier Securities." Securities rated in the top two categories by at least two major rating agencies, but which are not rated in the highest category by two or more major rating agencies, are designated "Second Tier Securities." IMI shall determine whether a security presents minimal credit risk under procedures adopted by the Board of Trustees.

    The Fund may not invest more than 5% of its total assets in the securities of any one issuer, except this limitation shall not apply to U.S. Government securities. Further, the Fund will not invest more than the greater of 1% of its total assets or one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities that are Second Tier Securities when acquired by the Fund. As a fundamental policy, the Fund may not borrow money, except for temporary purposes, and then only in an amount not exceeding 10% of the value of the Fund's total assets.

RISK FACTORS AND INVESTMENT TECHNIQUES

    DEBT SECURITIES, IN GENERAL: Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

    INVESTMENT-GRADE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics).

    U.S. GOVERNMENT SECURITIES: U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Such securities include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life (and increasing the security's price volatility). Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

    BANK OBLIGATIONS: The bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed of $1 billion and whose deposits are insured by the FDIC.

    COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper are limited to obligations rated Prime 1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

    REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. The Fund will not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities including such repurchase agreements. The Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. The Fund could experience a delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline.

    BORROWING: Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

ORGANIZATION AND MANAGEMENT OF THE FUND

    The Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. The business and affairs of the Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 16 separate portfolios. The Fund has three classes of shares, designated as Class A, Class B and Class C. The purpose of these designations is primarily to enable the transfer agent for the Ivy and Mackenzie funds to track the contingent deferred sales charge period that applies to Class B and Class C shares of other Ivy and Mackenzie funds that are being exchanged for shares of the Fund. In all other relevant respects, the Fund's Class A, Class B and Class C shares are identical (i.e., having the same arrangement for shareholder services and the distribution of securities). Shares of each class are entitled to one vote per share (with proportionate voting for fractional shares), and have equal rights as to voting, redemption, dividends and liquidation.

    The Trust employs IMI to provide business management and investment advisory services; Mackenzie Investment Management Inc. ("MIMI") to provide administrative and accounting services; Ivy Mackenzie Distributors, Inc. ("IMDI") to distribute the Fund's shares; and Ivy Mackenzie Services Corp. ("IMSC") to provide transfer agent and shareholder-related services for the Fund. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. As of March 31, 1997, IMI and MIMI had approximately $2.70 billion and $145 million, respectively, in assets under management. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years.

INVESTMENT MANAGER

    For IMI's business management and investment advisory services, the Fund pays IMI a fee that is accrued daily and paid monthly, based on the Fund's daily net assets. The fee is equal, on an annual basis, to 0.40% of the Fund's average net assets.

    IMI pays all expenses it incurs in rendering management services to the Fund. The Fund bears its cost of operations. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne solely by that Fund (or class) directly.

    IMI currently limits the Fund's total operating expenses (excluding interest, taxes, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 0.85% of the Fund's average net assets. As long as the Fund's expense limitation continues, it may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time the Fund's expenses may increase and its yield may be reduced.

    PORTFOLIO MANAGEMENT: The Fund is managed by a team, with each team member having specific responsibilities. The following individuals have responsibilities related to the management of the Fund: Leslie A. Ferris, a Senior Vice President of IMI and Managing Director -- Fixed Income, has been a portfolio manager for the Fund since 1995. Ms. Ferris joined the Ivy Mackenzie fund complex (the "Fund Complex") in 1988 and has 15 years of professional investment experience. She is a Chartered Financial Analyst and holds an MBA degree from The University of Chicago. Prior to joining the Fund Complex, Ms. Ferris was a portfolio manager at Kemper Financial Services Inc. from 1982 to 1988. Michael Borowsky serves as a Portfolio Analyst for the Fund.

FUND ADMINISTRATION AND ACCOUNTING

    MIMI provides various administrative services for the Fund, such as maintaining the registration of Fund shares under state "Blue Sky" laws and assisting with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the Fund's net assets are subject to a fee, accrued daily and paid monthly, at the annual rate of 0.10%.

    MIMI also provides certain accounting and pricing services for the Fund (see "Fund Accounting Services" in the SAI for more information).

TRANSFER AGENT

    IMSC is the transfer and dividend-paying agent for the Fund, and also provides certain shareholder-related services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).

DIVIDENDS AND TAXES

    Distributions you receive from the Fund are reinvested in additional Fund shares of the same class unless you elect to receive them in cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to the reinvestment option.

    TAXATION: The following discussion is intended for general information only. You should consult with your tax advisor as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

    The Fund intends to qualify annually a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, the Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any Federal income or excise tax.

    Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gain) will be taxable to a shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

    Each year the Fund will notify shareholders of the tax status of dividends and distributions.

    Investments in securities that are issued at a discount will result in income to the Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

    Shareholders generally are not expected to realize any gain or loss upon a disposition of shares of the Fund, as long as the Fund maintains a constant net asset value per share. In the unlikely event that the Fund were unable to do so, any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally would be a capital gain or loss which would be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

    The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

    Fund distributions may be subject to state, local and foreign taxes. Fund distributions that are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. You should consult with your tax advisor regarding the particular tax consequences of an investment in the Fund. Further information relating to tax consequences is contained in the SAI.

PERFORMANCE DATA

    Comparative performance information may be used from time to time in advertising or marketing the shares of the Fund, including data from Lipper Analytical Services, Inc., Donoghue's Money Fund Report, The Bank Rate Monitor, other industry publications, business periodicals, rating services and market indices. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.

    The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52 week period and is shown as a percentage of the investment.

HOW TO BUY SHARES

    OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make your check payable to Ivy Money Market Fund. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:

    Regular Mail:

                          IVY MACKENZIE SERVICES CORP.
                                 P.O. BOX 3022
                           BOCA RATON, FL 33431-0922

    Courier:

                          IVY MACKENZIE SERVICES CORP.
                      700 SOUTH FEDERAL HIGHWAY, SUITE 300
                              BOCA RATON, FL 33432

    The Fund reserves the right to reject, for any reason, any purchase order.

    MINIMUM INVESTMENT POLICIES: The minimum initial investment is $1,000; the minimum additional investment is $100. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans").

    BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

    By Mail: Complete the investment slip attached to your statement, or write instructions, including the account registration, Fund number and account number of the shares you wish to purchase. Send your check (payable to Ivy Money Market
Fund), along with your investment slip or written instructions, to one of the addresses above.

    Through your Broker: Deliver the investment slip attached to your statement, or written instructions, along with your payment to your registered representative or selling broker.

    By Wire: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-800-777-6472. Wiring instructions are as follows:

                      FIRST UNION NATIONAL BANK OF FLORIDA
                                JACKSONVILLE, FL
                                 ABA#063000021
                             ACCOUNT #2090002063833
                             FOR FURTHER CREDIT TO:
                         YOUR IVY ACCOUNT REGISTRATION
                      YOUR FUND NUMBER AND ACCOUNT NUMBER

    By Automatic Investment Method: Complete Sections 6A and 7B on the Account Application (see "Automatic Investment Method" on page 10 for more information.

    DIRECT PURCHASES OF CLASS B AND CLASS C SHARES: Class B and Class C shares may be purchased directly through your election of a systematic withdrawal plan under which specified withdrawal amounts are used to purchase Class B or Class C shares of a different Ivy or Mackenzie fund. This arrangement is designed to take advantage of dollar-cost averaging as a method of investment. To establish this type of arrangement, complete section 6B of the Account Application.

HOW YOUR PURCHASE PRICE IS DETERMINED

    Your purchase price is the net asset value per share ("NAV"). Share purchases will be made at the next determined price after the purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the net asset value. Any orders received after the time of the determination of the net asset value will be entered at the next calculated price.

    Orders placed with a securities dealer before the net asset value is determined and that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

    You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends or capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

HOW THE FUND VALUES ITS SHARES

    The Fund offers three classes of shares in this Prospectus, designated as Class A, Class B and Class C shares. The NAV per share is the value of one Class A, Class B, or Class C share. The NAV is determined for each Class of shares as of the close of the New York Stock Exchange on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent.

    For purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. The Fund values all of its portfolio securities using the amortized cost method, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant rate of accretion of discount or amortization of premium. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

HOW TO REDEEM SHARES

    You may redeem your Fund shares through your registered securities representative, by mail, by telephone or by check writing. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day. IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE DATE OF PURCHASE, WHICHEVER IS LESS. The Fund does not assess a CDSC. However, if the shares of another Ivy or Mackenzie fund that are subject to a CDSC are exchanged for shares (of the same class) of the Fund, the CDSC will carry over to the investment in the Fund and may be assessed upon redemption.

    When shares are redeemed, the Fund generally sends you payment on the next business day. Unless otherwise requested, your redemption proceeds will be mailed in the form of a check to your address of record. Under unusual circumstances, the Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees" below.

    If you are not certain of the requirements for a redemption, please contact IMSC at 1-800-777-6472.

    THROUGH YOUR REGISTERED SECURITIES DEALER: Your Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV (less any applicable CDSC) determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.

    BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

    - Any outstanding certificate(s) for shares being redeemed.

    - A letter of instruction, including the account registration, the Fund number, the account number, the address and the dollar amount or number of shares to be redeemed.

    - Signatures of all registered owners whose names appear on the account.

    - Any required signature guarantees.

    - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, retirement plans or others acting in representative capacities).

    The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

    Mail your request to IMSC at one of the addresses on page 6 of this Prospectus.

    BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

    Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

    Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

    Shares held in certificate form cannot be redeemed by telephone.

    If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

    The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    RECEIVING YOUR PROCEEDS BY FEDERAL FUNDS WIRE: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

    In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

    Your account will be charged a $10 fee each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

    Neither IMSC nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

    BY CHECK WRITING: The check writing privilege is only available to Class A shareholders and is not available for retirement accounts. You may write checks against your Fund account. Checks written must be for a minimum of $100. You may sign up for this option by completing Section 8 of the Account Application. IF YOU ARE REDEEMING SHARES THAT HAVE BEEN PURCHASED BY CHECK, PAYMENT MAY BE DELAYED UNTIL YOUR CHECK HAS CLEARED OR FOR UP TO 15 CALENDAR DAYS AFTER THE DATE OF PURCHASE. Please note that all registered owners named on the account must sign the signature card, and only registered owners may have the check writing privilege on an account.

    In order to qualify for the check writing privilege, Class A shareholders must maintain a minimum average account balance of $1,000. Shares must be uncertificated (i.e., held by the Fund) for any account requesting check writing privileges. Checks can be reordered by calling IMSC at 1-800-777-6472. Checking activity is reported on your statement, and canceled check copies are returned to you each month. There is no limitation on the number of checks a shareholder may write.

    When a check is presented for payment, the Fund redeems a sufficient number of shares to cover the amount of the check. Checks written on accounts with insufficient shares will be returned to the payee marked "non-sufficient funds." There may be a nominal charge for each supply of checks, copies of canceled checks, stop payment orders, checks drawn for amounts less than the Fund minimum (i.e., $100) and checks returned for "non-sufficient funds." To pay for these charges, the Fund automatically redeems an appropriate number of the shareholder's Fund shares after the charges are incurred.

    You may not close your Fund account by writing a check, because any earned dividends will remain in your account. The Fund reserves the right to change, modify or terminate the check writing service at any time upon notification mailed to your address of record.

    Your account will be charged a $10 fee each time redemption proceeds are wired to your bank.

    Neither IMSC nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

    Due to the high cost of maintaining small accounts and subject to state law requirements, the Fund may redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months. The Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRA's, other retirement accounts and UGMA/UTMA accounts.

SIGNATURE GUARANTEES

    For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

    - Redemption requests over $50,000.

    - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

    - Requests for redemption proceeds to be sent to an address other than the address of record.

    - Registration transfer requests.

    - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

    A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

    Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

    You have the option of selecting the distribution option that best suits your needs:

    AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional shares of the same class of the Fund unless you specify one of the other options.

    INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND -- Both dividends and capital gains are automatically invested at NAV in another Ivy or Mackenzie fund of the same class.

    DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional shares of the same class of the Fund or another Ivy or Mackenzie fund of the same class.

    DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

    If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer ("EFT"), or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.

    If you wish to have your cash distributions go to an address other than the address of record, you must provide IMSC with a letter of instruction, signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

    In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gain distributions and, in the event the Fund failed to maintain a constant NAV per share, redemption proceeds, you must furnish the Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior under-reporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to the address of record.

    You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

    Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the Account Application to claim the exemption. If the registration is for a UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with the Account Application, a completed IRS Form W-8.

CERTIFICATES

    In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

    Certificates for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

EXCHANGE PRIVILEGE

    Shareholders of the Fund have an exchange privilege with other Ivy and Mackenzie funds (except Ivy International Fund unless they have an existing Ivy International Fund account). The Fund reserves the right to reject, for any reason, any exchange order.

    Class A shareholders of the Fund may exchange their outstanding shares for Class A shares of another Ivy or Mackenzie fund on the basis of the relative NAV per Class A share, plus an amount equal to the sales charge payable with respect to the new shares at the time of the exchange. Incremental sales charges are waived for outstanding shares that have been invested for 12 months or longer. Shareholders who have purchased Class B (or Class C) shares of the Fund directly may exchange their Class B (or Class C) shares for Class B (or Class C) shares of another Ivy or Mackenzie fund on the basis of the relative NAV per Class B (or Class C) share (see "Direct Purchases of Class B and Class C Shares" under "How to Buy Shares"), subject to the CDSC schedule (or period) of the fund into which the exchange is being made (beginning with the date of the exchange).

    Class B and Class C shareholders of another Ivy or Mackenzie fund may exchange their shares for Class B and Class C shares of the Fund. Exchanges from another Ivy or Mackenzie Fund will continue to be subject to the CDSC schedule (or period) of the fund from which the exchange was made, but will reflect the time the shares are held in the Fund.

    Class A, Class B and Class C shares that have been acquired as a result of the reinvestment of dividends and other distributions will not be charged an initial sales charge or a CDSC when exchanged into another Ivy or Mackenzie fund.

    Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund into which the exchange is being made. Shares must be uncertificated in order to execute an exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term movements in the market. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy or Mackenzie fund into which the exchange is made. It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of a Fund, a Fund may cancel the exchange privileges of any persons that, in the opinion of the Fund, are using market timing strategies or are making more than five exchanges per owner or controlling person per calendar year.

    With respect to Fund shares subject to a CDSC (i.e., Class B or Class C shares acquired through an exchange from another Ivy or Mackenzie fund), if less than all of an investment is exchanged out of the Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any CDSC for future redemptions of the exchanged shares.

    An investor who was a shareholder of American Investors Income Fund, Inc. or American Investors Growth Fund, Inc. prior to October 31, 1988, or a shareholder of Ivy Fund prior to December 31, 1991, who became a shareholder of the Fund as a result of a reorganization or merger between the Funds may exchange between funds without paying a sales charge. An investor who was a shareholder of American Investors Income Fund, Inc. or American Investors Growth Fund, Inc. on or after October 31, 1988 who became a shareholder of the Fund as a result or the reorganization between the Funds will receive credit toward any applicable sales charge imposed by any Ivy or Mackenzie fund into which an exchange is made.

    EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.

    In order to execute an exchange, please contact IMSC at 1-800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

    The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

    - The name of the fund whose shares you currently own.

    - Your account number

    - The name(s) in which the account is registered.

    - The name of the fund into which you wish to exchange your existing shares.

    - The number of shares or the dollar amount you wish to exchange.

    The request must be signed by all registered owners.

SYSTEMATIC WITHDRAWAL PLAN

    You may elect the Systematic Withdrawal Plan at any time by completing
Section 6B of the Account Application. You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT. Share certificates must be unissued (i.e., held by the Fund) while the Systematic Withdrawal Plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

    If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $1,000 while the plan is in effect. In addition, redemptions are taxable events.

    Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account. Any applicable CDSC will be assessed upon redemption. A CDSC will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

    Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

    Retirement accounts are eligible for Systematic Withdrawal Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

    If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

    You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check to your account application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy account. The minimum investment under this plan is $50 per month ($25 per month for retirement plans). There is no charge to you for this program.

    You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting IMSC at 1-800-777-6472.

    If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

    Shareholders with two or more Ivy or Mackenzie fund accounts having the same tax I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

RETIREMENT PLANS

    The Ivy and Mackenzie family of funds offer several tax-sheltered retirement plans that may fit your needs:

    - IRA (Individual Retirement Account)

    - 401(k), Money Purchase Pension and Profit Sharing Plans

    - SEP-IRA (Simplified Employee Pension Plan)

    - 403(b)(7) Plan

    - SIMPLE Plans (Individual Retirement Account and 401(k))

    Minimum initial and subsequent investments for retirement plans are $25.

    Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from the Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC, as compensation for its services to the retirement plan accounts maintained with the Fund.

    Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W-4P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy and Mackenzie family of funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax advisor or IMSC.

    Please call IMSC at 1-800-777-6472 for complete information kits describing the plans and their benefits, restrictions, provisions and fees.

SHAREHOLDER INQUIRIES

    Inquiries regarding the Fund should be directed to IMSC at 1-800-777-6472.

                              ACCOUNT APPLICATION
                                                        ------------------------
                             IVY MONEY MARKET FUND           ACCOUNT NUMBER

 PLEASE MAIL APPLICATIONS AND CHECKS TO: Ivy Mackenzie Services Corp., P.O. Box
                       3022, Boca Raton, FL 33431-0922.
 (This application should not be used for retirement accounts for which Ivy is custodian.)

--------------------------------------------------------------------------------------------------------------------------------
  FUND                                                   101/                     1 / 2       1 / 2       0 / 1       0 / X
   USE    -------------------   ----------   ----------  ----------   ----------  ----------  ----------  ----------  ----------
  ONLY    Dealer #              Branch #     Rep #       Acct Type    Soc Cd      Div Cd      CG Cd       Exc Cd      Red Cd
--------------------------------------------------------------------------------------------------------------------------------
1          [ ] Individual
Regis-     [ ] Joint Tenant          ------------------------------------------------------------
tration    [ ] Estate                Owner, Custodian or Trustee
           [ ] UGMA/UTMA
           [ ] Corporation           ------------------------------------------------------------
           [ ] Partnership           Co-owner or Minor
           [ ] Sole Proprietor
           [ ] Trust                 ------------------------------------------------------------
            -------------------                                        Minor's State of Residence
           [ ] Sole Proprietor
           [ ] Trust                 ------------------------------------------------------------

            -------------------      ------------------------------------------------------------
            Date of Trust            Street
           [ ] Other __________
                                     ------------------------------------------------------------
            -------------------      City                      State                     Zip Code
                                             -      -                         -       -
                                     -------------------------         --------------------------
                                     Phone Number -- Day               Phone Number -- Evening
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
2                 -        -                   or             -                      Citizenship [ ] U.S. [ ] Other _____________
Tax        ---------------------------                 -------------------------
ID #          Social Security Number                    Tax Identification Number

           UNDER PENALTIES OF PERJURY, I CERTIFY BY SIGNING IN SECTION 9 BELOW THAT: (1) THE NUMBER SHOWN IN
           THIS SECTION IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (TIN), AND (2) I AM NOT SUBJECT TO BACKUP
           WITHHOLDING BECAUSE: (A) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM
           SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (B)
           THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM (2) IF
           YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF
           UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.) PLEASE SEE THE "TAX IDENTIFICATION
           NUMBER" SECTION OF THE PROSPECTUS FOR ADDITIONAL INFORMATION ON COMPLETING THIS SECTION.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
3          The undersigned ("Dealer") agrees to all applicable
Dealer     provisions in this Application, guarantees the signature and
Informa-   legal capacity of the Shareholder, and agrees to notify
tion       MIISC of any purchases made under a Letter of Intent or
           Rights of Accumulation.

           ------------------------------------------------------------  --------------------------------------------------------
           Dealer Name                                                   Representative's Name and Number

           ------------------------------------------------------------  --------------------------------------------------------
           Branch Office Address                                         Representative's Phone Number

           ------------------------------------------------------------  --------------------------------------------------------
           City                     State                 Zip Code       Authorized Signature of Dealer
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
4          A.   Enclosed is my check ($1,000 minimum) made payable to Ivy Money Market Fund. Please invest it in
Invest-         [ ] Class A [ ] Class B* or [ ] Class C* shares.
ments
                $ _______________ (Amount Enclosed)

                * Direct purchases of Class B and Class C shares may be made in conjunction with a systematic withdrawal plan into the same Class of a different Ivy or Mackenzie fund. (See " Direct Purchases of Class B and Class C
                Shares" under "How To Buy Shares.")
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
5          A.   I would like to reinvest dividends and capital gains into additional shares in this account at net asset
Distri-         value unless a different option is checked below.
bution
Options    B.   [ ] Reinvest all dividends and capital gains into additional shares of a different Ivy or Mackenzie fund.

                    -------------------------------------------     -----------------------------------           [ ] New Account
                    Fund Name                                       Account Number

            C.  [ ] Pay all dividends in cash and reinvest capital gains into additional shares in this Fund or a different Ivy or Mackenzie fund.

                    -------------------------------------------     -----------------------------------           [ ] New Account
                    Fund Name                                       Account Number

            D.  [ ] Pay all dividends and capital gains in cash.

                               I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D ABOVE, BE:

                [ ] Sent to the address listed in the registration.
                [ ] Sent to the special payee listed in Section 7A [ ] (By Mail)
                                                                7B [ ] (By E.F.T.)
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
6  OPTIONAL SPECIAL FEATURES
------------------------------------------------------------------------------------------------------------------------------------
A. [ ] AUTOMATIC INVESTMENT METHOD (AIM)
        I wish to invest [ ] once per month.        My bank account will be debited on or about the
                         [ ] twice                        _________________ day of the month*
                         [ ] 3 times                      _________________ day of the month
                         [ ] 4 times                      _________________ day of the month
                                                          _________________ day of the month

        Please invest $ _________________ each period starting in the month of ______________ in Ivy Money Market Fund.
                          Dollar Amount                                            Month

        [ ] I have attached a voided check to ensure my correct bank account will be debited.

B. [ ] SYSTEMATIC WITHDRAWAL PLANS**

         Class: I wish to automatically withdraw funds from my account in Ivy Money Market Fund:
                [ ] Class A Shares   [ ] Class B Shares   [ ] Class C Shares
        Frequency:         [ ]  Monthly     If monthly, withdraw funds:   [ ]    One per month
                           [ ]  Quarterly                                 [ ]    Twice per month
                           [ ]  Semi-Annually                             [ ]    3 times per month
                           [ ]  Annually                                  [ ]    4 times per month
        Payment Method: I request the withdrawal to be:   [ ]   Sent to the address listed in the registration
                                                          [ ]   Sent to the special payee listed in Section 7A
                                                          [ ]   Invested as part of a dollar-cost averaging
                                                                  program into additional shares of another
                                                                  Ivy or Mackenzie fund (fill out information below)

        If part of a dollar-cost averaging program:____________________________________  |___|___|___|___|___|___|___|___|___|___|
                                                   Ivy or Mackenzie fund to be invested                Account Number


      Amount/Start Date: $ _______________, starting on or about the ________ day of the  __________________________
                                                                                                   month*
                                                                     ________ day of the  __________________________
                                                                                                   month
                                                                     ________ day of the  __________________________
                                                                                                   month
                                                                     ________ day of the  __________________________
                                                                                                   month

C. [ ] FEDERAL FUNDS WIRE FOR REDEMPTION PROCEEDS**
       I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). Shares issued in certificate form may not be redeemed under this privilege. (COMPLETE SECTION 7B)

D. [ ] TELEPHONE EXCHANGES** [ ] Yes [ ] No
       I authorize exchanges by telephone among the Ivy and Mackenzie family of funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

       If neither box is checked, the telephone exchange privilege will be provided automatically.

E. [ ] TELEPHONE REDEMPTIONS** [ ] Yes [ ] No
       The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the
       Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

       If neither box is checked, the telephone redemption privilege will be provided automatically.

 * There must be a period of at least seven calendar days between each investment/withdrawal period.

** This option may not be selected if shares are in certificate form.

------------------------------------------------------------------------------------------------------------------------------------
7  SPECIAL PAYEE
------------------------------------------------------------------------------------------------------------------------------------
[A.]                       MAILING ADDRESS                       [B.]                 FED WIRE / E.F.T. INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
        Please send all disbursements to this special payee

        --------------------------------------------------------     ------------------------------------------------------------
        Name of Bank or Individual                                                        Financial Institution

        --------------------------------------------------------     ------------------------------------------------------------
        Account Number (If Applicable)                               ABA #                            Account#

        --------------------------------------------------------     ------------------------------------------------------------
        Street                                                       Street
        --------------------------------------------------------     ------------------------------------------------------------
        City/State/Zip                                               City/State/Zip
                                                                                        (Please attach a voided check)
------------------------------------------------------------------------------------------------------------------------------------
8  CHECK WRITING ENROLLMENT FORM
------------------------------------------------------------------------------------------------------------------------------------
THIS FEATURE IS AVAILABLE TO CLASS A SHAREHOLDERS ONLY. CHECKS MUST BE WRITTEN FOR A MINIMUM OF $100. Shares purchased in the Fund may be subject to a holding period of up to 15 calendar days before being redeemed by check. Please see the Prospectus for details.

HOW TO ENROLL

1.  ALL REGISTERED OWNERS MUST SIGN THIS FORM IN THE SPACE PROVIDED BELOW.
2.  Check the appropriate Number of Signatures Required box to indicate the number of signatures required when writing checks.

NUMBER OF SIGNATURES REQUIRED
[ ] One signature is required  [ ] More than one signature is required_____________________________  [ ] All signatures are required number of signatures required

IF NONE OF THE ABOVE IS CHECKED THEN ALL SIGNATURES WILL BE REQUIRED

----------------------------------------------------------------         -------------------------
Authorized Signature                                                     Date

----------------------------------------------------------------         -------------------------
Authorized Signature                                                     Date

----------------------------------------------------------------         -------------------------
Authorized Signature                                                     Date

------------------------------------------------------------------------------------------------------------------------------------
9  SIGNATURE
------------------------------------------------------------------------------------------------------------------------------------

Investors should be aware that the failure to check the "No" under Sections 6D and 6E above means that the Telephone
Exchanges/Redemptions Privileges will be provided. The Funds employ reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see
"Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference.
I am certifying my taxpayer information as stated in Section 2.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED
TO AVOID BACKUP WITHHOLDING.

----------------------------------------------------------------------       ------------------------
Signature of Owner, Custodian, Trustee or Corporate Officer                  Date

----------------------------------------------------------------------       ------------------------
Signature of Joint Owner, Co-Trustee or Corporate Officer                    Date
------------------------------------------------------------------------------------------------------------------------------------
01IVMXX0497                                        (REMEMBER TO SIGN SECTION 9)





































                                    IVY BOND FUND
                               IVY EMERGING GROWTH FUND
                                   IVY GROWTH FUND
                             IVY GROWTH WITH INCOME FUND

                                      series of

                                       IVY FUND
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432

                         STATEMENT OF ADDITIONAL INFORMATION

                                  April 30, 1997


_________________________________________________________________


               Ivy Fund (the "Trust") is an open-end management
investment           company that currently consists of sixteen
fully managed           portfolios, each of which (except for Ivy
Latin America Strategy           Fund and Ivy International Bond
Fund) is diversified.  Each of           Ivy Latin America
Strategy Fund and Ivy International Bond Fund           is a non-
diversified portfolio.  This Statement of Additional
Information ("SAI") describes four of the portfolios, Ivy Bond
      Fund, Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy
Growth           with Income Fund  (the "Funds," each a "Fund").
The other twelve           portfolios of the Trust are described
in separate Statements of           Additional Information.

               This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated
April 30,           1997 (the "Prospectus"), which may be
obtained upon request and           without charge from the Trust
at the Distributor's address and           telephone number
listed below.

                                  INVESTMENT MANAGER

                             Ivy Management, Inc. ("IMI")
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432
                              Telephone: (800) 777-6472

                                     DISTRIBUTOR

                           Ivy Mackenzie Distributors, Inc.
                 Via Mizner Financial Plaza, Suite 300
                  700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone: (800) 456-5111














                                  TABLE OF CONTENTS

          INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . .
 . . .   5                U.S. GOVERNMENT SECURITIES . . . . . . .
 . . . . . . . .   7                MUNICIPAL SECURITIES . . . . .
 . . . . . . . . . . . . .   8                ADJUSTABLE RATE
PREFERRED STOCKS . . . . . . . . . . . .  10
CONVERTIBLE SECURITIES . . . . . . . . . . . . . . . . .  10
         SMALL COMPANY RISK . . . . . . . . . . . . . . . . . . .
11

          COMMERCIAL PAPER  . . . . . . . . . . . . . . . . . . .
 . . .  12                BANKING INDUSTRY AND SAVINGS AND LOAN
OBLIGATIONS  . . .  12                DEPOSITORY RECEIPTS  . . .
 . . . . . . . . . . . . . . .  12                FOREIGN
SECURITIES . . . . . . . . . . . . . . . . . . .  13
 INVESTING IN EMERGING MARKETS  . . . . . . . . . . . . .  14
          FORWARD FOREIGN CURRENCY CONTRACTS . . . . . . . . . .
 .  16                FOREIGN CURRENCIES . . . . . . . . . . . . .
 . . . . . .  16                BORROWING  . . . . . . . . . . . .
 . . . . . . . . . . .  17                FIRM COMMITMENT
AGREEMENTS AND WHEN-ISSUED SECURITIES  .  17
RESTRICTED AND ILLIQUID SECURITIES . . . . . . . . . . .  18
         REAL ESTATE INVESTMENT TRUSTS (REITS)  . . . . . . . . .
18                OPTIONS TRANSACTIONS . . . . . . . . . . . . .
 . . . . .  19                     GENERAL . . . . . . . . . . . .
 . . . . . . . . . .  19                     WRITING OPTIONS ON
INDIVIDUAL SECURITIES  . . . . .  20
PURCHASING OPTIONS ON INDIVIDUAL SECURITIES . . . .  21
         PURCHASING AND WRITING OPTIONS ON SECURITIES
            INDICES  . . . . . . . . . . . . . . . . . . .  21
                RISKS OF OPTIONS TRANSACTIONS . . . . . . . . . .
 .  22                FUTURES CONTRACTS AND OPTIONS ON FUTURES
CONTRACTS . . .  23                          GENERAL  . . . . . .
 . . . . . . . . . . . . .  23                          INTEREST
RATE FUTURES CONTRACTS  . . . . . . .  25
OPTIONS ON INTEREST RATE FUTURES CONTRACTS . .  26
         FOREIGN CURRENCY FUTURES CONTRACTS AND
           RELATED OPTIONS . . . . . . . . . . . . .  26
               RISKS ASSOCIATED WITH FUTURES AND RELATED
                    OPTIONS . . . . . . . . . . . . . . . . .  27
              SECURITIES INDEX FUTURES CONTRACTS . . . . . . . .
 . . .  29                     RISKS OF SECURITIES INDEX FUTURES .
 . . . . . . . .  29                          COMBINED
TRANSACTIONS  . . . . . . . . . . . .  31
INVESTMENT-GRADE DEBT SECURITIES . . . . . . . . . . . .  31
         LOW-RATED DEBT SECURITIES  . . . . . . . . . . . . . . .
31

          INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  32

          ADDITIONAL RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  36

          ADDITIONAL RIGHTS AND PRIVILEGES  . . . . . . . . . . .
 . . .  38                AUTOMATIC INVESTMENT METHOD  . . . . . .
 . . . . . . . .  38                EXCHANGE OF SHARES . . . . . .
 . . . . . . . . . . . . .  39                     INITIAL SALES
CHARGE SHARES . . . . . . . . . . . .  39
CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A  .  39
         CLASS B . . . . . . . . . . . . . . . . . . . . . .  39
                  CLASS C . . . . . . . . . . . . . . . . . . . .
 . .  41                     CLASS I . . . . . . . . . . . . . . .
 . . . . . . .  41                LETTER OF INTENT . . . . . . . .
 . . . . . . . . . . . .  42












               RETIREMENT PLANS . . . . . . . . . . . . . . . . .
 . . .  43                     INDIVIDUAL RETIREMENT ACCOUNTS  . .
 . . . . . . . .  44                     QUALIFIED PLANS . . . . .
 . . . . . . . . . . . . .  45                     DEFERRED
COMPENSATION FOR PUBLIC SCHOOLS AND
CHARITABLE ORGANIZATIONS ("403(B)(7)
ACCOUNT")  . . . . . . . . . . . . . . . . . .  46
    SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS  . . . . .  47
        REINVESTMENT PRIVILEGE . . . . . . . . . . . . . . . . .
47                RIGHTS OF ACCUMULATION . . . . . . . . . . . .
 . . . . .  48                SYSTEMATIC WITHDRAWAL PLAN . . . . .
 . . . . . . . . . .  49

          BROKERAGE ALLOCATION  . . . . . . . . . . . . . . . . .
 . . .  50

          TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . .
 . . .  53                PERSONAL INVESTMENTS BY EMPLOYEES OF IMI
 . . . . . . . .  57

          COMPENSATION TABLE  . . . . . . . . . . . . . . . . . .
 . . .  58

          INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . .
 . . .  60                BUSINESS MANAGEMENT AND INVESTMENT
ADVISORY SERVICES . .  60                DISTRIBUTION SERVICES  .
 . . . . . . . . . . . . . . . .  63                     RULE
18F-3 PLAN . . . . . . . . . . . . . . . . . .  65
    RULE 12B-1 DISTRIBUTION PLANS . . . . . . . . . . .  65
        CUSTODIAN  . . . . . . . . . . . . . . . . . . . . . . .
70                FUND ACCOUNTING SERVICES . . . . . . . . . . .
 . . . . .  70                TRANSFER AGENT AND DIVIDEND PAYING
AGENT . . . . . . . .  71                ADMINISTRATOR  . . . . .
 . . . . . . . . . . . . . . . .  71                AUDITORS . . .
 . . . . . . . . . . . . . . . . . . . . .  72

          CAPITALIZATION AND VOTING RIGHTS  . . . . . . . . . . .
 . . .  72

          NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .
 . . .  75

          PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . .
 . . .  77

          REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . .
 . . .  77

          CONVERSION OF CLASS B SHARES  . . . . . . . . . . . . .
 . . .  79

          TAXATION  . . . . . . . . . . . . . . . . . . . . . . .
 . . .  79                OPTIONS, FUTURES AND FOREIGN CURRENCY
FORWARD                     CONTRACTS . . . . . . . . . . . . . .
 . . . . . . .  80                CURRENCY FLUCTUATIONS --
"SECTION 988" GAINS OR LOSSES                        . . . . . .
 . . . . . . . . . . . . . . . . . . .  82
INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES . . .  82
         DEBT SECURITIES ACQUIRED AT A DISCOUNT . . . . . . . . .
83                DISTRIBUTIONS  . . . . . . . . . . . . . . . .
 . . . . .  84                DISPOSITION OF SHARES  . . . . . . .
 . . . . . . . . . .  85                FOREIGN WITHHOLDING TAXES
 . . . . . . . . . . . . . . .  85                BACKUP
WITHHOLDING . . . . . . . . . . . . . . . . . . .  86

          PERFORMANCE INFORMATION . . . . . . . . . . . . . . . .
 . . .  87                     YIELD . . . . . . . . . . . . . . .
 . . . . . . . .  87                     AVERAGE ANNUAL TOTAL
RETURN . . . . . . . . . . . .  88












                    OTHER QUOTATIONS, COMPARISONS AND GENERAL
                    INFORMATION  . . . . . . . . . . . . . . . .
 . 101

          FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . .
 . . . 102

          APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND              MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS . . . . . . . . 103

























































                          INVESTMENT OBJECTIVES AND POLICIES

               Each Fund has its own investment objectives and
policies,           which are described more fully in the
Prospectus under           "Investment Objectives and Policies"
and "Risk Factors and           Investment Techniques."   The
different types of securities and           investment techniques
used by the Funds involve varying degrees           of risk.

               IVY BOND FUND:  Ivy Bond Fund seeks a high level
of current           income by investing primarily in (i)
investment-grade corporate           bonds (i.e., those rated
Aaa, Aa, A or Baa by Moody's Investors           Services, Inc.
("Moody's") or AAA, AA, A or BBB by Standard &           Poor's
Corporation ("S&P"), or, if unrated, are considered by IMI
  to be of comparable quality) and (ii) U.S. Government
securities           (including mortgage-backed securities issued
by U.S. Government           agencies or instrumentalities) that
mature in more than 13           months. As a fundamental policy,
the Fund normally invests at           least 65% of its total
assets in these fixed income securities.           For temporary
defensive purposes, the Fund may invest without           limit
in U.S. Government securities maturing in 13 months or
less, certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. The Fund may also invest
up to           35% of its total assets in such money market
securities in order           to meet redemptions or to maximize
income to the Fund while it is           arranging longer-term
investments.

               The Fund may invest up to 35% of its net assets in
corporate           debt securities, including zero coupon bonds,
rated Ba or below           by Moody's or BB or below by S&P, or,
if unrated, are considered           by IMI to be of comparable
quality (commonly referred to as "high           yield" or "junk"
bonds). The Fund will not invest in debt           securities
rated less than C by either Moody's or S&P.

               The Fund may invest up to 5% of its assets in dividend-paying common and preferred stocks (including
adjustable rate           preferred stocks and securities
convertible into common stocks),           municipal bonds, zero
coupon bonds, and securities sold on a           "when-issued" or
firm commitment basis. As a temporary measure           for
extraordinary or emergency purposes, the Fund may borrow from banks (up to 10% of the value of its total assets). The Fund
may           with approval of the Trust's Board of Trustees (the
"Trustees" or           "Board"), but currently does not intend
to, lend portfolio           securities valued at not more that
30% of the Fund's total           assets.

               The Fund may invest up to 20% of its net assets in
debt           securities of foreign issuers, including non-U.S. dollar-
          denominated debt securities (including American
Depository           Receipts ("ADRs"), Global Depository
Receipts ("GDRs"), American           Depository Shares ("ADSs")
and Global Depository Shares           ("GDSs")), Eurodollar
securities and debt securities issued,           assumed or
guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund may also enter into forward foreign currency contracts, but not
for           speculative purposes. The Fund may not invest more
than 10% of           the value of its net assets in illiquid
securities, such as           securities subject to legal or
contractual restrictions on resale           ("restricted
securities"), repurchase agreements maturing in more than seven days and other securities that are not readily marketable, and in any case may not invest more than 5% of its net assets in restricted securities.

               The Fund may purchase put and call options,
provided the           premium paid for such options does not
exceed 10% of the Fund's           net assets. The Fund may also
sell covered put options with           respect to up to 50% of
the value of its net assets, and may           write covered call
options so long as not more than 20% of the           Fund's net
assets is subject to being purchased upon the exercise
of the calls. For hedging purposes only, the Fund may engage in transactions in interest rate futures contracts, currency
futures           contracts and options on interest rate futures
and currency           futures contracts.

               IVY EMERGING GROWTH FUND, IVY GROWTH FUND AND IVY
GROWTH           WITH INCOME FUND:  Each Fund's principal
investment objective is           long-term capital growth,
primarily through investment in equity           securities, with
current income being a secondary consideration.            Ivy
Growth with Income Fund has tended to emphasize dividend-
paying stocks more than the other two Funds. Under normal
 conditions, each Fund invests at least 65% of its total assets
in           common stocks and securities convertible into common
stocks.  Ivy           Growth Fund and Ivy Growth with Income
Fund invest primarily in           common stocks of domestic
corporations with low price-earnings           ratios and rising
earnings, focusing on established, financially           secure
firms with capitalizations over $100 million and more than
  three years of operating history.  Ivy Emerging Growth Fund invests primarily in common stocks (or securities with
similar           characteristics) of small and medium-sized
companies, both           domestic and foreign, that are in the
early stages of their life           cycles and that IMI believes
have the potential to become major           enterprises.

               All of the Funds may invest up to 25% of their
assets in           foreign equity securities, primarily those
traded in European,           Pacific Basin and Latin American
markets, some of which may be           emerging markets
involving special risks, as described below.
Individual foreign securities are selected based on value
 indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.

               When circumstances warrant, each Fund may invest
without           limit in investment-grade debt securities
(e.g., U.S. Government           securities or other corporate
debt securities rated at least Baa           by Moody's or BBB by
S&P, or, if unrated, are considered by IMI           to be of
comparable quality), preferred stocks, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

               Ivy Growth with Income Fund may invest less than
35% of its           net assets in debt securities rated Ba or
below by Moody's or BB           or below by S&P, or if unrated,
are considered by IMI to be of           comparable quality
(commonly referred to as "high yield" or           "junk" bonds).
Ivy Growth Fund may invest up to 5% of its net           assets
in these low-rated debt securities. Neither Fund will invest in debt securities rated less than C by either Moody's or
        S&P.

               As a fundamental policy, each Fund may borrow up
to 10% of           the value of its total assets, but only for
temporary purposes           where it would be advantageous to do
so from an investment           standpoint.  All of the Funds may
invest up to 5% of their net           assets in warrants.  Each
Fund may not invest more than 10% of           the value of its
net assets in illiquid securities, such as           securities
subject to legal or contractual restrictions on a
resale ("restricted securities"), repurchase agreements maturing in more than seven days and other securities that are not
readily           marketable; and in any case may not invest more
than 5% of its           net assets in restricted securities. All
of the Funds may enter           into forward foreign currency
contracts.  Ivy Growth Fund and Ivy           Growth with Income
Fund each may also invest in equity real           estate
investment trusts.

               Each of the Funds may write put options, with
respect to not           more than 10% of the value of its net
assets, on securities and           stock indices, and may write
covered call options with respect to           not more than 25%
of the value of its net assets.  Each Fund may           purchase
options, provided the aggregate premium paid for all
options held does not exceed 5% of its net assets.  For hedging purposes only, each Fund may enter into stock index
futures           contracts as a means of regulating its exposure
to equity           markets.  A Fund's equivalent exposure in
stock index futures           contracts will not exceed 15% of
its total assets.

                                     RISK FACTORS

          U.S. GOVERNMENT SECURITIES

               U.S. Government securities are obligations of, or
guaranteed           by, the U.S. Government, its agencies or
instrumentalities.            Securities guaranteed by the U.S.
Government include:  (1) direct           obligations of the U.S.
Treasury (such as Treasury bills, notes,           and bonds) and
(2) Federal agency obligations guaranteed as to
principal and interest by the U.S. Treasury (such as GNMA
 certificates, which are mortgage-backed securities).  When such securities are held to maturity, the payment of principal
and           interest is unconditionally guaranteed by the U.S.
Government,           and thus they are of the highest possible
credit quality.  U.S.           Government securities that are
not held to maturity are subject           to variations in
market value due to fluctuations in interest           rates.












               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans.  For example, GNMA           certificates are such
securities in which the timely payment of           principal and
interest is guaranteed by the full faith and credit           of
the U.S. Government.  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average
life           of the loans typically will be substantially less
because the           mortgages will be subject to normal
principal amortization and           may be prepaid prior to
maturity.  Prepayment rates vary widely           and may be
affected by changes in market interest rates.  In
periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of
the           security.  Conversely, rising interest rates tend
to decrease           prepayment, thereby lengthening the actual
average life of the           security (and increasing the
security's price volatility).            Accordingly, it is not
possible to predict accurately the average           life of a
particular pool.  Reinvestment of prepayment may occur
at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-
        backed securities can be less effective than typical
bonds of           similar maturities at "locking in" yields
during periods of           declining interest rates.  Such
securities may appreciate or           decline in market value
during periods of declining or rising           interest rates,
respectively.

               Securities issued by U.S. Government
instrumentalities and           certain federal agencies are
neither direct obligations of nor           guaranteed by the
U.S. Treasury; however, they involve Federal
sponsorship in one way or another.  Some are backed by specific types of collateral, some are supported by the issuer's
right to           borrow from the Treasury, some are supported
by the discretionary           authority of the Treasury to
purchase certain obligations of the           issuer, others are
supported only by the credit of the issuing           government
agency or instrumentality.  These agencies and
instrumentalities include, but are not limited to, Federal Land
       Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home
        Loan Banks, Federal National Mortgage Association,
Federal Home           Loan Mortgage Corporation and Student Loan
Marketing Association.

          MUNICIPAL SECURITIES

               Municipal securities are debt obligations that
generally           have a maturity at the time of issue in
excess of one year and           are issued to obtain funds for
various public purposes.  The two           principal
classifications of municipal bonds are "general
obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit
and           taxing power for the payment of principal and
interest.  Revenue           bonds are payable only from the
revenues derived from a           particular facility or class of
facilities, or, in some cases,           from the proceeds of a
special excise of a specific revenue           source.
Industrial development bonds or private activity bonds












          are issued by or on behalf of public authorities to
obtain funds           for privately-operated facilities and are
in most cases revenue           bonds that generally do not carry
the pledge of the full faith           and credit of the issuer
of such bonds, but depend for payment on           the ability of
the industrial user to meet its obligations (or on           any
property pledged as security).

               The market prices of municipal securities, like
those of           taxable debt securities, go up and down when
interest rates           change.  Thus, the net asset value per
share can be expected to           fluctuate and shareholders may
receive more or less than their           purchase price for
shares they redeem.

          ZERO COUPON BONDS

               A Fund may purchase zero coupon bonds in
accordance with the           Fund's credit quality standards.
Zero coupon bonds are debt           obligations issued without
any requirement for the periodic           payment of interest,
and are issued at a significant discount           from face
value.  The discount approximates the total amount of
interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market
rate           at the time of issuance.  If a Fund holds zero
coupon bonds in           its portfolio, it would recognize
income currently for Federal           income tax purposes in the
amount of the unpaid, accrued interest           and generally
would be required to distribute dividends repre-          senting
such income to shareholders currently, even though the
cash representing such income would not have been received by the
         Fund.  Cash to pay dividends representing unpaid,
accrued           interest may be obtained from, for example,
sales proceeds of           portfolio securities and Fund shares
and from loan proceeds.            However, this may result in a
Fund's having to sell portfolio           securities at a time
when it might otherwise choose not to do so,           and the
Fund might incur a capital loss on such sales.  Because
interest on zero coupon obligations is not distributed to a Fund on a current basis, but is in effect compounded, the
value of           such securities is subject to greater
fluctuations in response to           changing interest rates
than the value of debt obligations that           distribute
income regularly.

          REPURCHASE AGREEMENTS

               Repurchase agreements are contracts under which a
Fund buys           a money market instrument and obtains a
simultaneous commitment           from the seller to repurchase
the instrument at a specified time           and at an agreed-
upon yield.  A Fund may not enter into a repur-          chase
agreement with more than seven days to maturity if, as a
result, more than 10% of that Fund's net assets would be invested in illiquid securities, including such repurchase
agreements.              Under guidelines approved by the Board,
a Fund is permitted to           enter into repurchase agreements
only if the repurchase           agreements are at least fully
collateralized with U.S. Government           securities or other
securities that the Fund's investment adviser           has
approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily.  A Fund
will enter           into repurchase agreements only with banks
and broker-dealers           deemed to be creditworthy by the
Fund's investment adviser under           guidelines approved by
the Board.  In the unlikely event of           failure of the
executing bank or broker-dealer, a Fund could
experience some delay in obtaining direct ownership of the
  underlying collateral and might incur a loss if the value of
the           security should decline, as well as costs in
disposing of the           security.

          WARRANTS

               A Fund's investments in warrants, valued at the
lower of           cost or market, will not exceed 5% of the
value of its net           assets.  Included within that amount,
but not to exceed 2% of a           Fund's net assets, may be
warrants that are not listed on either           the New York or
the American Stock Exchanges.  Warrants acquired           by a
Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

               The holder of a warrant has the right, until the
warrant           expires,  to purchase a given number of shares
of a particular           issuer at a specified price.  Such
investments can provide a           greater potential for profit
or loss than an equivalent           investment in the underlying
security.  However, prices of           warrants do not
necessarily move in a tandem with the prices of           the
underlying securities, and are, therefore, considered
speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  Thus, if a warrant
held by           a Fund were not exercised by the date of its
expiration, the Fund           would lose the entire purchase
price of the warrant.

          ADJUSTABLE RATE PREFERRED STOCKS

               Adjustable rate preferred stocks have a variable
dividend,           generally determined on a quarterly basis
according to a formula           based upon a specified premium
or discount to the yield on a           particular U.S. Treasury
security rather than a dividend which is           set for the
life of the issue.  Although the dividend rates on
these stocks are adjusted quarterly and their market value should therefore be less sensitive to interest rate
fluctuations than           are other fixed income securities and
preferred stocks, the           market values of adjustable rate
preferred stocks have fluctuated           and can be expected to
continue to do so in the future.

          CONVERTIBLE SECURITIES

               Because convertible securities can be converted
into equity           securities, their values will normally vary
in some proportion           with those of the underlying equity
securities. Convertible           securities usually provide a
higher yield than the underlying           equity, however, so
that the price decline of a convertible           security may
sometimes be less substantial than that of the underlying equity security.












               A Fund may invest in convertible securities, such
as           corporate bonds, notes, debentures and other
securities that may           be converted into common stock.
Investments in convertible           securities can provide
income through interest and dividend           payments as well
as an opportunity for capital appreciation by           virtue of
their conversion or exchange features.

               The convertible securities in which a Fund may
invest           include preferred stock that may be converted or
exchanged at a           stated or determinable exchange ratio
into underlying shares of           common stock.  The exchange
ratio for any particular convertible           security may be
adjusted from time to time due to stock splits,
dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio.  Convertible debt
securities and           convertible preferred stocks, until
converted, have general           characteristics similar to both
debt and equity securities.            Although to a lesser
extent than with debt securities generally,           the market
value of convertible securities tends to decline as
interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the
conversion           or exchange feature, the market value of
convertible securities           typically changes as the market
value of the underlying common            stock changes, and,
therefore, also tends to follow movements in           the
general market for equity securities. When the market price
   of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the
value           of the underlying common stock, although
typically not as much as           the price of the underlying
common stock.  While no securities           investments are
without risk, investments in convertible           securities
generally entail less risk than investments in common stock of the same issuer.

               As debt securities, convertible securities are
investments           which provide for a stream of income.  Of
course, like all debt           securities, there can be no
assurance of income or principal           payments because the
issuers of the convertible securities may           default on
their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

               Convertible securities generally are subordinated
to other           similar but non-convertible securities of the
same issuer,           although convertible bonds, as corporate
debt obligations, are           senior in right of payment to all
equity securities, and           convertible preferred stock is
senior to common stock, of the           same issuer.  However,
convertible bonds and convertible           preferred stock
typically have lower coupon rates than similar           non-
convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

          SMALL COMPANY RISK

               Investing in smaller company stocks involves
certain special           considerations and risks that are not
usually associated with












          investing in larger, more established companies.  For
example,           the securities of smaller companies may be
subject to more abrupt           or erratic market movements,
because they tend to be thinly           traded and are subject
to a greater degree to changes in the           issuer's earnings
and prospects.  Small companies also tend to           have
limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

          COMMERCIAL PAPER

               Commercial paper represents short-term unsecured
promissory           notes issued in bearer form by bank holding
companies,           corporations and finance companies.  A Fund
may invest in           commercial paper that is rated Prime-1 by
Moody's or A-1 by S&P           or, if not rated by Moody's or
S&P, is issued by companies having           an outstanding debt
issue rated Aaa or Aa by Moody's or AAA or AA           by S&P.

          BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

               Certificates of deposit are negotiable
certificates issued           against funds deposited in a
commercial bank for a definite           period of time and
earning a specified return.  Bankers'           acceptances are
negotiable drafts or bills of exchange, normally           drawn
by an importer or exporter to pay for specific merchandise,
   which are "accepted" by a bank (meaning, in effect, that the
bank           unconditionally agrees to pay the face value of
the instrument at           maturity).  In addition to investing
in certificates of deposit           and bankers' acceptances, a
Fund may invest in time deposits in           banks or savings
and loan associations.  Time deposits are           generally
similar to certificates of deposit, but are
uncertificated. A Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of
$1           billion, (ii) U.S. banks which do not meet the $1
billion asset           requirement, if the principal amount of
such obligation is fully           insured by the Federal Deposit
Insurance Corporation (the           "FDIC"), (iii) savings and
loan associations which have total           assets in excess of
$1 billion and which are members of the FDIC,           and (iv)
foreign banks if the obligation is, in IMI's opinion, of
an investment quality comparable to other debt securities which may be purchased by the particular Fund.  A Fund's
investments in           certificates of deposit of savings
associations are limited to           obligations of Federal and
state-chartered institutions whose           total assets exceed
$1 billion and whose deposits are insured by           the
FDIC.

          DEPOSITORY RECEIPTS

               ADRs, GDRs and similar instruments, the issuance
of which is           typically administered by a U.S. or foreign
bank or trust           company, evidence ownership of underlying
securities issued by a           U.S. or foreign corporation.
Unsponsored programs are organized












          independently and without the cooperation of the issuer
of the           underlying sdecurities.  As a result, available
information           concerning the issuer may not be as current
as for sponsored           depository instruments and their
prices may be more volatile than           if they were sponsored
by the issuers of the underlying           securities.  ADRs are
publicly traded on exchanges or over-the-          counter
("OTC") in the United States.

          FOREIGN SECURITIES

               A Fund may invest in securities of foreign
issuers,           including non-U.S. dollar-denominated debt
securities, Euro           dollar securities, sponsored and
unsponsored ADRs, ADSs, GDRs           GDSs and debt securities
issued, assumed or guaranteed by foreign           governments or
political subdivisions or the instrumentalities
thereof.  Shareholders should consider carefully the substantial risks involved in investing in securities issued by
companies and           governments of foreign nations, which are
in addition to the           usual risks inherent in the domestic
investments.  Although a           Fund intends to invest only in
nations that IMI considers to have           relatively stable
and friendly governments, there is the           possibility of
expropriation, nationalization, repatriation  or
confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls
(which           may include suspension of the ability to
transfer currency from a           given country), default in
foreign government securities,           political or social
instability or diplomatic developments which           could
affect investments in securities of issuers in those
nations.  In addition, in many countries there is less publicly available information about issuers than is available for
U.S.           companies.   For example, ownership of unsponsored
ADRs may not           entitle the owner to financial or other
reports from the issuer           to which it might otherwise be
entitled as the owner of a           sponsored ADR.  Moreover,
foreign companies are not generally           subject to uniform
accounting, auditing and financial reporting           standards,
and auditing practices and requirements may not be
comparable to those applicable to U.S. companies.  In many
  foreign countries, there is less government supervision and regulation of business and industry practices, stock
exchanges,           brokers, and listed companies than in the
United States.  Foreign           securities transactions may
also be subject to higher brokerage           costs than domestic
securities transactions.  The foreign           securities
markets of many of the countries in which a Fund may
invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.  In
addition, a           Fund may encounter difficulties or be
unable to pursue legal           remedies and obtain judgment in
foreign courts.

                    Foreign stock markets have different
clearance and           settlement procedures and in certain
markets there have been           times when settlements have
been unable to keep pace with the           volume of securities
transactions, making it difficult to conduct           such
transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon.  The inability of a Fund to
make           intended security purchases due to settlement
problems could           cause that Fund to miss attractive
investment opportunities.            Further, the inability to
dispose of portfolio securities due to           settlement
problems could result either in losses to a Fund
because of subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell
the           security, in possible liability to the purchaser.
Fixed           commissions on some foreign securities exchanges
are generally           higher than negotiated commissions on
U.S. exchanges, although           IMI will endeavor to achieve
the most favorable net results on a           Fund's portfolio
transactions.  It may be more difficult for a           Fund's
agents to keep currently informed about corporate actions
 such as stock dividends or other matters that may affect the prices of portfolio securities.  Communications between the
        United States and foreign countries may be less reliable
than           within the United States, thus increasing the risk
of delayed           settlements of portfolio transactions or
loss of certificates for           portfolio securities.
Moreover, individual foreign economies may           differ
favorably or unfavorably from the United States economy in
  such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency
and           balance of payments position.  IMI seeks to
mitigate the risks to           a Fund associated with the
foregoing considerations through           investment variation
and continuous professional management.

          INVESTING IN EMERGING MARKETS

               Investors should recognize that investing in
certain foreign           securities involves special
considerations, including those set           forth below, that
are not typically associated with investing in           United
States securities and that may affect a Fund's performance
  favorably or unfavorably.  (See "Foreign Securities" under the caption "Risk Factors and Investment Techniques" in the Prospectus.)

               In recent years, many emerging market countries
around the           world have undergone political changes that
have reduced           government's role in economic and personal
affairs and have           stimulated investment and growth.
Historically, there is a strong           direct correlation
between economic growth and stock market           returns.
While this is no guarantee of future performance, IMI
believes that investment opportunities (particularly in the
   energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of
emerging           market countries from which the Fund and its
shareholders will           benefit.

               Investments in companies domiciled in developing
countries           may be subject to potentially higher risks
than investments in           developed countries.  Such risks
include (i) less social,           political and economic
stability; (ii) a small market for           securities and/or a
low or nonexistent volume of trading, which












          result in a lack of liquidity and in greater price
volatility;           (iii) certain national policies that may
restrict a Fund's           investment opportunities, including
restrictions on investment in           issuers or industries
deemed sensitive to national interests;           (iv) foreign
taxation; (v) the absence of developed structures
governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence,
until           relatively recently in certain Eastern European
countries, of a           capital market structure or market-
oriented economy; (vii) the           possibility that recent
favorable economic developments in           Eastern Europe may
be slowed or reversed by unanticipated           political or
social events in such countries; and (viii) the
possibility that currency devaluations could adversely affect the value of a Fund's investments.  Further, many emerging
markets           have experienced and continue to experience
high rates of           inflation.

               Despite the dissolution of the Soviet Union, the
Communist           Party may continue to exercise a significant
role in certain           Eastern European countries.  To the
extent of the Communist           Party's influence, investments
in such countries will involve           risks of
nationalization, expropriation and confiscatory
taxation.  The communist governments of a number of Eastern
   European countries expropriated large amounts of private
property           in the past, in many cases without adequate
compensation, and           there can be no assurance that such
expropriation will not occur           in the future.  In the
event of such expropriation, a Fund could           lose a
substantial portion of any investments it has made in the
 affected countries.  Further, few (if any) accounting standards exist in Eastern European countries.  Finally, even
though           certain Eastern European currencies may be
convertible into U.S.           dollars, the conversion rates may
be artificial in relation to           the actual market values
and may be adverse to a Fund's net asset           value.

               Certain Eastern European countries that do not
have well-          established trading markets are characterized
by an absence of           developed legal structures governing
private and foreign           investments and private property.
In addition, certain countries           require governmental
approval prior to investments by foreign           persons, or
limit the amount of investment by foreign persons in           a
particular company, or limit the investment of foreign persons to only a specific class of securities of a company that
may have           less advantageous terms than securities of the
company available           for purchase by nationals.

               Authoritarian governments in certain Eastern
European           countries may require that a governmental or
quasi-governmental           authority act as custodian of a
Fund's assets invested in such           country.  To the extent
such governmental or quasi-governmental           authorities do
not satisfy the requirements of the Investment           Company
Act of 1940, as amended (the "1940 Act"), with respect to the custody of a Fund's cash and securities, that Fund's investment in such countries may be limited or may be required to












          be effected through intermediaries.  The risk of loss
through           governmental confiscation may be increased in
such countries.

          FORWARD FOREIGN CURRENCY CONTRACTS

               A forward foreign currency contract (a "forward
contract")           is an obligation to purchase or sell a
specific currency for an           agreed price at a future date
(usually less than a year), and           typically is
individually negotiated and privately traded by
currency traders and their customers.  A forward contract
 generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for commissions, they do
realize a           profit based on the difference between the
price at which they           are buying and selling various
currencies.  Although these           contracts are intended to
minimize the risk of loss due to a           decline in the value
of the hedged currencies, at the same time,           they tend
to limit any potential gain which might result should the value of such currencies increase.

               While a Fund may enter into forward contracts to
reduce           currency exchange risks, changes in currency
exchange rates may           result in poorer overall performance
for a Fund than if it had           not engaged in such
transactions.  Moreover, there may be an           imperfect
correlation between a Fund's portfolio holdings of
securities denominated in a particular currency and forward
   contracts entered into by that Fund.  An imperfect correlation
of           this type may prevent a Fund from achieving the
intended hedge or           expose the Fund to the risk of
currency exchange loss.

               A Fund will not enter into or maintain a net
exposure to a           forward contract where the consummation
of the contract would           obligate the Fund to deliver an
amount of currency that exceeds           the value of the Fund's
portfolio securities or other assets           denominated in
that currency. Further, a Fund generally will not enter into a forward contract with a term greater than one year.

               To the extent required by applicable law, a Fund
will hold           cash or liquid securities in a segregated
account with its           custodian in an amount equal (on a
daily marked-to-market basis)           to the amount of the
commitments under these contracts.  At the           maturity of
a forward contract, a Fund may either accept or make
delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction
involving the           purchase or sale of an offsetting
position.  Closing purchase           transactions with respect
to forward contracts are usually           effected with the
currency trader who is a party to the original           forward
contract.

          FOREIGN CURRENCIES

               Investment in foreign securities will usually
involve           currencies of foreign countries.  In addition,
a Fund may           temporarily hold foreign currency deposits
during the completion












          of investment programs and may purchase forward
contracts.            Because of these factors, the value of the
assets of a Fund as           measured in U.S. dollars may be
affected favorably or unfavorably           by changes in foreign
currency exchange rates and exchange           control
regulations, and the Fund may incur costs in connection
with conversions between various currencies.  Although a Fund values the Fund's assets daily in terms of U.S. dollars, a
Fund           does not intend to convert its holdings of foreign
currencies           into U.S. dollars on a daily basis.  A Fund
may do so from time           to time, and investors should be
aware of the costs of currency           conversion.  Although
foreign exchange dealers do not charge a           fee for
conversion, they do realize a profit based on the
difference (the "spread") between the prices at which they are buying and selling various currencies.  Thus, a dealer may
offer           to sell a foreign currency to a Fund at one rate,
while offering           a lesser rate of exchange should the
Fund desire to resell that           currency to the dealer.  A
Fund will conduct its foreign currency           exchange
transactions either on a cash basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

               Because a Fund normally will be invested in both
U.S. and           foreign securities markets, changes in the
Fund's share price may           have a low correlation with
movements in U.S. markets.  A Fund's           share price will
reflect movements of the stock and bond markets           in
which it is invested (both U.S. and foreign), and of the currencies in which its foreign investments are denominated.
     Thus, the strength or weakness of the U.S. dollar against
foreign           currencies accounts for part of a Fund's
investment performance.            U.S. and foreign securities
markets do not always move in step           with each other, and
the total returns from different markets may           vary
significantly.

          BORROWING

               Borrowing may exaggerate the effect on a Fund's
net asset           value of any increase or decrease in the
value of the Fund's           portfolio securities.  Money
borrowed will be subject to interest           costs (which may
include commitment fees and/or the cost of           maintaining
minimum average balances).  Although the principal of           a
Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus
      increasing exposure to capital risk. All borrowing will be
repaid           before any additional investments are made.

          FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

               New issues of certain debt securities are often
offered on a           "when-issued basis," meaning the payment
obligation and the           interest rate are fixed at the time
the buyer enters into the           commitment, but delivery and
payment for the securities normally           take place after
the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date.  A Fund
uses such           investment techniques order to secure what is
considered to be an           advantageous price and yield to the
Fund and not for purposes of           leveraging the Fund's
assets. In either instance, a Fund will           maintain in a
segregated account with its custodian cash or           liquid
securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

          RESTRICTED AND ILLIQUID SECURITIES

               An "illiquid security" is an asset that may not be
sold or           disposed of in the ordinary course of business
within seven days           at approximately the value at which a
Fund has valued the           security on its books.  A
"restricted security" is a security           that cannot be
offered to the public for sale without first being
registered under the Securities Act of 1933, and is considered to be illiquid until such filing takes place.  Restricted
securities           may be sold only in privately negotiated
transactions or in a           public offering with respect to
which a registration statement is           in effect under the
Securities Act of 1933.  Where a registration           statement
is required, a Fund may be required to bear all or part
of the registration expenses.  Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. There may also be a lapse
of           time between a Fund's decision to sell a restricted
or illiquid           security and the point at which the Fund is
permitted or able to           do so.  If, during such a period,
adverse market conditions were           to develop, a Fund might
obtain a ess favorable price than the           price that
prevailed when it decided to sell.  Since it is not
possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be
liquid, a           Fund will monitor each of its investments in
these securities,            focusing on factors such as
valuation, liquidity and availability           of information.
This investment practice could have the effect           of
increasing the level of illiquidity in a Fund to the extent
   that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities. Securities whose proceeds are subject to limitations on repatriation of principal or profits for more than seven days, and those for which market quotations are not readily
available,           may be deemed illiquid for these
purposes.

          REAL ESTATE INVESTMENT TRUSTS (REITS)

               A Fund may invest in equity real estate investment
trusts           ("REITs").  A REIT is a corporation, trust or
association that           invests in real estate mortgages or
equities for the benefit of           its investors.  REITs are
dependent upon management skill, may           not be diversified
and are subject to the risks of financing           projects.
Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as
amended (the           "Code") and to maintain exemption from the
1940 Act.  By           investing in REITs indirectly through a
fund, a shareholder will           bear not only his or her
proportionate share of the expenses of           the Fund, but
also, indirectly, similar expenses of the           REITs.

          OPTIONS TRANSACTIONS

               OPTIONS, IN GENERAL.   A Fund may engage in
transactions in           options on securities and stock indices
in accordance with the           Fund's stated investment
objective and policies.  A Fund may also           purchase put
options on securities and may purchase and sell           (write)
put and call options on stock indices.  Options on
securities and stock indices purchased or written by a Fund will be limited to options traded on national securities
exchanges,           boards of trade or similar entities, or in
the OTC markets.

               A call option is a short-term contract (having a
duration of           less than one year) pursuant to which the
purchaser, in return           for the premium paid, has the
right to buy the security           underlying the option at the
specified exercise price at any time           during the term of
the option.  The writer of the call option,           who
receives the premium, has the obligation, upon exercise of
  the option, to deliver the underlying security against payment
of           the exercise price.  A put option is a similar
contract pursuant           to which the purchaser, in return for
the premium paid, has the           right to sell the security
underlying the option at the specified           exercise price
at any time during the term of the option.  The           writer
of the put option, who receives the premium, has the
obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things,
the           relationship of the exercise price to the market
price and           volatility of the underlying security, the
time remaining to           expiration of the option, supply and
demand, and interest rates.

               If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction."  This is accomplished by buying an option of
the           same series as the option previously written.  The
effect of the           purchase is that the writer's position
will be cancelled by the           Options Clearing Corporation.
However, a writer may not effect a           closing purchase
transaction after it has been notified of the           exercise
of an option.  Likewise, an investor who is the holder
of an option may liquidate his or her position by effecting a
     "closing sale transaction."  This is accomplished by selling
an           option of the same series as the option previously
purchased.            There is no guarantee that either a closing
purchase or a closing           sale transaction can be effected
at any particular time or at any           acceptable price.  If
any call or put option is not exercised or           sold, it
will become worthless on its expiration date.

               A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously
written by           the Fund if the premium, plus commission
costs, paid by the Fund           to purchase the call or the put
is less (or greater) than the           premium, less commission
costs, received by the Fund on the sale           of the call or
the put.  A gain also will be realized if a call           or a
put that a Fund has written lapses unexercised, because the
   Fund would retain the premium.  Any such gains (or losses) are considered short-term capital gains (or losses) for
Federal           income tax purposes.  Net short-term capital
gains, when           distributed by a Fund, are taxable as
ordinary income.  See           "Taxation."

               A Fund will realize a gain (or a loss) on a
closing sale           transaction with respect to a call or a
put previously purchased           by the Fund if the premium,
less commission costs, received by           the Fund on the sale
of the call or the put is greater (or less)           than the
premium, plus commission costs, paid by the Fund to
purchase the call or the put.  If a put or a call expires
 unexercised, it will become worthless on the expiration date,
and           a Fund will realize a loss in the amount of the
premium paid,           plus commission costs.  Any such gain or
loss will be long-term           or short-term gain or loss,
depending upon a Fund's holding           period for the option.

               Exchange-traded options generally have
standardized terms           and are issued by a regulated
clearing organization (such as the           Options Clearing
Corporation), which, in effect, guarantees the
completion of every exchange-traded option transaction.  In
   contrast, the terms of OTC options are negotiated by a Fund
and           its counterparty (usually a securities dealer or a
financial           institution) with no clearing organization
guarantee.  When a           Fund purchases an OTC option, it
relies on the party from whom it           has purchased the
option (the "counterparty") to make delivery of           the
instrument underlying the option.  If the counterparty fails to do so, a Fund will lose any premium paid for the option,
as           well as any expected benefit of the transaction.
Accordingly,           IMI will assess the creditworthiness of
each counterparty to           determine the likelihood that the
terms of the OTC option will be           satisfied.

               WRITING OPTIONS ON INDIVIDUAL SECURITIES.  A Fund
may write           (sell) covered call options on the Fund's
securities in an           attempt to realize a greater current
return than would be           realized on the securities alone.
A Fund may also write covered           call options to hedge a
possible stock or bond market decline           (only to the
extent of the premium paid to the Fund for the
options).  In view of the investment objectives of a Fund, the
      Fund generally would write call options only in
circumstances           where the investment adviser to the Fund
does not anticipate           significant appreciation of the
underlying security in the near           future or has otherwise
determined to dispose of the security.

               A Fund may write covered call options as described
in the           Fund's Prospectus.  A "covered" call option
means generally that












          so long as the Fund is obligated as the writer of a
call option,           the Fund will (i) own the underlying
securities subject to the           option, or (ii) have the
right to acquire the underlying           securities through
immediate conversion or exchange of           convertible
preferred stocks or convertible debt securities owned
by the Fund.  Although a Fund receives premium income from these activities, any appreciation realized on an underlying
security           will be limited by the terms of the call
option.  A Fund may           purchase call options on individual
securities only to effect a           "closing purchase
transaction."

               As the writer of a call option, a Fund receives a
premium           for undertaking the obligation to sell the
underlying security at           a fixed price during the option
period, if the option is           exercised.  So long as a Fund
remains obligated as a writer of a           call option, it
forgoes the opportunity to profit from increases           in the
market price of the underlying security above the exercise
  price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the
value of           the underlying security decline).

               PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  A
Fund may           purchase a put option on an underlying
security owned by the Fund           as a defensive technique in
order to protect against an           anticipated decline in the
value of the security.  A Fund, as the           holder of the
put option, may sell the underlying security at the
exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market
price of the           underlying security must decline
sufficiently below the exercise           price to cover the
premium and transaction costs that a Fund must           pay.
These costs will reduce any profit a Fund might have
realized had it sold the underlying security instead of buying the put option.  The premium paid for the put option would
reduce           any capital gain otherwise available for
distribution when the           security is eventually sold.  The
purchase of put options will           not be used by a Fund for
leverage purposes.

               A Fund may also purchase a put option on an
underlying           security that it owns and at the same time
write a call option on           the same security with the same
exercise price and expiration           date.  Depending on
whether the underlying security appreciates           or
depreciates in value, a Fund would sell the underlying
security for the exercise price either upon exercise of the call option written by it or by exercising the put option held
by it.            A Fund would enter into such transactions in
order to profit from           the difference between the premium
received by the Fund for the           writing of the call option
and the premium paid by the Fund for           the purchase of
the put option, thereby increasing the Fund's           current
return. A Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

               PURCHASING AND WRITING OPTIONS ON SECURITIES
INDICES.  A           Fund may purchase and sell (write) put and
call options on












          securities indices.  An index assigns relative values
to the           securities included in the index and the index
fluctuates with           changes in the market values of the
securities so included.            Options on indices are similar
to options on individual           securities, except that,
rather than giving the purchaser the           right to take
delivery of an individual security at a specified
price, they give the purchaser the right to receive cash.  The amount of cash is equal to the difference between the
closing           price of the index and the exercise price of
the option,           expressed in dollars, times a specified
multiple (the           "multiplier").  The writer of the option
is obligated, in return           for the premium received, to
make delivery of this amount.

               The multiplier for an index option performs a
function           similar to the unit of trading for a stock
option.  It determines           the total dollar value per
contract of each point in the           difference between the
exercise price of an option and the           current level of
the underlying index.  A multiplier of 100 means           that a
one-point difference will yield $100. Options on different indices have different multipliers.

               When a Fund writes a call or put option on a stock
index,           the option is "covered", in the case of a call,
or "secured", in           the case of a put, if the Fund
maintains in a segregated account           with the Custodian
cash or liquid securities equal to the           contract value.
A call option is also covered if a Fund holds a           call on
the same index as the call written where the exercise
price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the
exercise price           of the call written, provided that the
Fund maintains in a           segregated account with the
Custodian the difference in cash or           liquid securities.
A put option is also "secured" if a Fund           holds a put on
the same index as the put written where the           exercise
price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

               RISKS OF OPTIONS TRANSACTIONS.  The purchase and
writing of           options involves certain risks.  During the
option period, the           covered call writer has, in return
for the premium on the option,           given up the opportunity
to profit from a price increase in the           underlying
securities above the exercise price, but, as long as
its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.
The           writer of an option has no control over the time
when it may be           required to fulfill its obligation as a
writer of the option.            Once an option writer has
received an exercise notice, it cannot           effect a closing
purchase transaction in order to terminate its
obligation under the option and must deliver the underlying
   securities (or cash in the case of an index option) at the exercise price.  If a put or call option purchased by a Fund
is           not sold when it has remaining value, and if the
market price of












          the underlying security (or index), in the case of a
put, remains           equal to or greater than the exercise
price or, in the case of a           call, remains less than or
equal to the exercise price, a Fund           will lose its
entire investment in the option.  Also, where a put           or
call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move
more or           less than the price of the related security (or
securities).  In           this regard, there are differences
between the securities and           options markets that could
result in an imperfect correlation           between these
markets, causing a given transaction not to achieve           its
objective.

               There can be no assurance that a liquid market
will exist           when a Fund seeks to close out an option
position.  Furthermore,           if trading restrictions or
suspensions are imposed on the options           markets, a Fund
may be unable to close out a position.  Finally,
trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
         sellers, or the options exchange could suspend trading
after the           price has risen or fallen more than the
maximum amount specified           by the exchange.  Closing
transactions can be made for OTC           options only by
negotiating directly with the counterparty or by           a
transaction in the secondary market, if any such market exists.
        There is no assurance that a Fund will be able to close
out an           OTC option position at a favorable price prior
to its expiration.            In the event of insolvency of the
counterparty, a Fund might be           unable to close out an
OTC option position at any time prior to           its
expiration.  Although a Fund may be able to offset to some
  extent any adverse effects of being unable to liquidate an
option           position, the Fund may experience losses in some
cases as a           result of such inability.

               A Fund's options activities also may have an
impact upon the           level of its portfolio turnover and
brokerage commissions.  See           "Portfolio Turnover."

               A Fund's success in using options techniques
depends, among           other things, on IMI's ability to
predict accurately the           direction and volatility of
price movements in the options and           securities markets,
and to select the proper type, time and           duration of
options.

          FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

               GENERAL.  A Fund may enter into futures contracts
and           options on futures contracts for hedging purposes.
A futures           contract provides for the future sale by one
party and purchase           by another party of a specified
quantity of a commodity at a           specified price and time.
When a purchase or sale of a futures           contract is made
by a Fund, the Fund is required to deposit with           its
custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin").
         The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified
during the           term of the contract.  The initial margin is
in the nature of a           performance bond or good faith
deposit on the futures contract           which is returned to
the Fund upon termination of the contract,           assuming all
contractual obligations have been satisfied.  A           futures
contract held by the Fund is valued daily at the official
 settlement price of the exchange on which it is traded.  Each
day           the Fund pays or receives cash, called "variation
margin," equal           to the daily change in value of the
futures contract.   This           process is known as "marking
to market."  Variation margin does           not represent a
borrowing or loan by a Fund but is instead a           settlement
between the Fund and the broker of the amount one           would
owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

               A Fund is also required to deposit and maintain
margin with           respect to put and call options on futures
contracts written by           it.  Such margin deposits will
vary depending on the nature of           the underlying futures
contract (and the related initial margin           requirements),
the current market value of the option, and other futures positions held by a Fund.

               Although some futures contracts call for making or
taking           delivery of the underlying securities, generally
these           obligations are closed out prior to delivery of
offsetting           purchases or sales of matching futures
contracts (same exchange,           underlying security or index,
and delivery month).  If an           offsetting purchase price
is less than the original sale price, a           Fund generally
realizes a capital gain, or if it is more, the           Fund
generally realizes a capital loss.  Conversely, if an
offsetting sale price is more than the original purchase price, a
         Fund generally realizes a capital gain, or if it is
less, the           Fund generally realizes a capital loss.  The
transaction costs           must also be included in these
calculations.

               When purchasing a futures contract, a Fund will
maintain           with its Custodian (and mark-to-market on a
daily basis) cash,           U.S. Government securities, or other
high grade debt securities           that, when added to the
amounts deposited with a futures           commission merchant
("FCM") as margin, are equal to the market           value of the
futures contract.  Alternatively, a Fund may "cover"
its position by purchasing a put option on the same futures
   contract with a strike price as high as or higher than the
price           of the contract held by the Fund.

               When selling a futures contact, a Fund will
maintain with           its custodian in a segregated account
(and mark-to-market on a           daily basis) cash or liquid
securities that, when added to the           amounts deposited
with an FCM as margin, are equal to the market           value of
the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is
based), or by           holding a call option permitting the Fund
to purchase the same           futures contract at a price no
higher than the price of the           contract written by that
Fund (or at a higher price if the           difference is
maintained in liquid assets with the Fund's custodian).

               When selling a call option on a futures contract,
a Fund           will maintain with its custodian in a segregated
account (and           mark-to-market on a daily basis) cash or
liquid securities that,           when added to the amounts
deposited with an FCM as margin, equal           the total market
value of the futures contract underlying the           call
option.  Alternatively, a Fund may cover its position by
entering into a long position in the same futures contract at a price no higher than the strike price of the call option,
by           owning the instruments underlying the futures
contract, or by           holding a separate call option
permitting the Fund to purchase           the same futures
contract at a price not higher than the strike           price of
the call option sold by that Fund.

               When selling a put option on a futures contract, a
Fund will           maintain with its custodian (and mark-to-
market on a daily basis)           cash, U.S. Government
securities, or other highly liquid debt           securities that
equal the purchase price of the futures contract           less
any margin on deposit.  Alternatively, a Fund may cover the
   position either by entering into a short position in the same futures contract, or by owning a separate put option
permitting           it to sell the same futures contract so long
as the strike price           of the purchased put option is the
same or higher than the strike           price of the put option
sold by the Fund.

               The requirements for qualification as a regulated
investment           company also may limit the extent to which a
Fund may enter into           futures and futures options.

               INTEREST RATE FUTURES CONTRACTS.  A Fund may
engage in           interest rate futures contracts transactions
for hedging purposes           only.  An interest rate futures
contract is an agreement between           parties to buy or sell
a specified debt security at a set price           on a future
date.  The financial instruments that underlie           interest
rate futures contracts include long-term U.S. Treasury
bonds, U.S. Treasury notes, GNMA certificates, and three-month
      U.S. Treasury bills.  In the case of futures contracts
traded on           U.S. exchanges, the exchange itself or an
affiliated clearing           corporation assumes the opposite
side of each transaction (i.e.,           as buyer or seller).  A
futures contract may be satisfied or           closed out by
delivery or purchase, as the case may be in the           cash
financial instrument or by payment of the change in the cash value of the index.  Frequently, using futures to effect a particular strategy instead of using the underlying or
related           security will result in lower transaction costs
being incurred.

               A Fund may sell interest rate futures contracts in
order to           hedge its portfolio securities whose value may
be sensitive to












          changes in interest rates.  In addition, a Fund could
purchase           and sell these futures contracts in order to
hedge its holdings           in certain common stocks (such as
utilities, banks and savings           and loans) whose value may
be sensitive to changes in interest           rates.  A Fund
could sell interest rate futures contracts in
anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might
        otherwise result. When a Fund is not fully invested in securities, it could purchase interest rate futures in
order to           gain rapid market exposure that may in part or
entirely offset           increases in the cost of securities
that it intends to purchase.            As such purchases are
made, an equivalent amount of interest rate           futures
contracts will be terminated by offsetting sales. In a substantial majority of these transactions, a Fund would purchase such securities upon termination of the futures position
whether           the futures position results from the purchase
of an interest           rate futures contract or the purchase of
a call option on an           interest rate futures contract, but
under unusual market           conditions, a futures position may
be terminated without the           corresponding purchase of
securities.

               OPTIONS ON INTEREST RATE FUTURES CONTRACTS.  For
hedging           purposes, a Fund may also purchase and write
put and call options           on interest rate futures contracts
which are traded on a U.S.           exchange or board of trade
and sell or purchase such options to           terminate an
existing position.  Options on interest rate futures
give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest
rate           futures contract at a specified exercise price at
a time during           the period of the option.

               Transactions in options on interest rate futures
would           enable a Fund to hedge against the possibility
that fluctuations           in interest rates and other factors
may result in a general           decline in prices of debt
securities owned by the Fund.  Assuming           that any
decline in the securities being hedged is accomplished
by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate
gains which           can partially offset any decline in the
value of the particular           Fund's portfolio securities
which have been hedged.  However, if           after a Fund
purchases or sells an option on a futures contract,           the
value of the securities being hedged moves in the opposite
  direction from that contemplated, the Fund may experience
losses           in the form of premiums on such options which
would partially           offset gains the Fund would have.

               FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
OPTIONS.  A           Fund may engage in foreign currency futures
contracts and related           options transactions for hedging
purposes.  A foreign currency           futures contract provides
for the future sale by one party and           purchase by
another party of a specified quantity of a foreign currency at a specified price and time.

               An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to
assume a           long position (call) or short position (put)
in a futures           contract at a specified exercise price at
any time during the           period of the option.  Upon the
exercise of a call option, the           holder acquires a long
position in the futures contract and the           writer is
assigned the opposite short position. In the case of a put option, the opposite is true.

               A Fund may purchase call and put options on
foreign           currencies as a hedge against changes in the
value of the U.S.           dollar (or another currency) in
relation to a foreign currency in           which portfolio
securities of the Fund may be denominated.  A           call
option  on a foreign currency gives the buyer the right to
  buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period
of           time.  A Fund may invest in options on foreign
currency which are           either listed on a domestic
securities exchange or traded on a           recognized foreign
exchange.

               In those situations where foreign currency options
may not           be readily purchased (or where such options may
be deemed           illiquid) in the currency in which the hedge
is desired, the           hedge may be obtained by purchasing an
option on a "surrogate"           currency, i.e., a currency
where there is tangible evidence of a           direct
correlation in the trading value of the two currencies.  A
  surrogate currency's exchange rate movements parallel that of
the           primary currency.  Surrogate currencies are used to
hedge an           illiquid currency risk, when no liquid hedge
instruments exist in           world currency markets for the
primary currency.

               A Fund will only enter into futures contracts and
futures           options which are standardized and traded on a
U.S. or foreign           exchange, board of trade, or similar
entity or quoted on an           automated quotation system.  A
Fund will not enter into a futures           contract or purchase
an option thereon if, immediately           thereafter, the
aggregate initial margin deposits for futures           contracts
held by the Fund plus premiums paid by it for open
futures option positions, less the amount by which any such
   positions are "in-the-money," would exceed 5% of the
liquidation           value of that Fund's portfolio (or the
Fund's net asset value),           after taking into account
unrealized profits and unrealized           losses on any such
contracts the Fund has entered into.  A call           option is
"in-the-money" if the value of the futures contract
that is the subject of the option exceeds the exercise price.  A put option is "in the money" if the exercise price
exceeds the           value of the futures contract that is the
subject of the option.            For additional information
about margin deposits required with           respect to futures
contracts and options thereon, see "Futures           Contracts
and Options on Futures Contracts."

               RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS.
There           are several risks associated with the use of
futures contracts           and futures options as hedging
techniques.  A purchase or sale of           a futures contract
may result in losses in excess of the amount












          invested in the futures contract.  There can be no
guarantee that           there will be a correlation between
price movements in the           hedging vehicle and in a Fund's
portfolio securities being           hedged.  In addition, there
are significant differences between           the securities and
futures markets that could result in an           imperfect
correlation between the markets, causing a given hedge
not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options
on           securities, including technical influences in
futures trading and           futures options, and differences
between the financial           instruments being hedged and the
instruments underlying the           standard contracts available
for trading in such respects as           interest rate levels,
maturities, and creditworthiness of           issuers.  A
decision as to whether, when and how to hedge           involves
the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

               Futures exchanges may limit the amount of
fluctuation           permitted in certain futures contract
prices during a single           trading day.  The daily limit
establishes the maximum amount that           the price of a
futures contract may vary either up or down from           the
previous day's settlement price at the end of the current
 trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be
made           on that day at a price beyond that limit.  The
daily limit           governs only price movements during a
particular trading day and           therefore does not limit
potential losses because the limit may           work to prevent
the liquidation of unfavorable positions.  For           example,
futures prices have occasionally moved to the daily
limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions
and           subjecting some holders of futures contracts to
substantial           losses.

               There can be no assurance that a liquid market
will exist at           a time when a Fund seeks to close out a
futures or a futures           option position, and the Fund
would remain obligated to meet           margin requirements
until the position is closed.  In addition,           there can
be no assurance that an active secondary market will continue to exist.

               Currency futures contracts and options thereon may
be traded           on foreign exchanges.  Such transactions may
not be regulated as           effectively as similar transactions
in the United States; may not           involve a clearing
mechanism and related guarantees; and are           subject to
the risk of governmental actions affecting trading in,
or the prices of, foreign securities.  The value of such position also could be adversely affected by (i) other complex
foreign           political, legal and economic factors, (ii)
lesser availability           than in the United States of data
on which to make trading           decisions, (iii) delays in a
Fund's ability to act upon economic           events occurring in
foreign markets during non business hours in












          the United States, (iv) the imposition of different
exercise and           settlement terms and procedures and margin
requirements than in           the United States, and (v) lesser
trading volume.

          SECURITIES INDEX FUTURES CONTRACTS

               A Fund may enter into securities index futures
contracts as           an efficient means of regulating the
Fund's exposure to the           equity markets.  An index
futures contract is a contract to buy           or sell units of
an index at a specified future date at a price           agreed
upon when the contract is made.  Entering into a contract
 to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index.
Entering into           a contract to sell units of an index is
commonly referred to as           selling a contract or holding a
short position.  The value of a           unit is the current
value of the stock index.  For example, the           S&P 500
Index is composed of 500 selected common stocks, most of
which are listed on the New York Stock Exchange (the "Exchange").
          The S&P 500 Index assigns relative weightings to the
500 common           stocks included in the Index, and the Index
fluctuates with           changes in the market values of the
shares of those common           stocks.  In the case of the S&P
500 Index, contracts are to buy           or sell 500 units.
Thus, if the value of the S&P 500 Index were           $150, one
contract would be worth $75,000 (500 units x $150).
The index futures contract specifies that no delivery of the actual securities making up the index will take place.
Instead,           settlement in cash must occur upon the
termination of the           contract, with the settlement being
the difference between the           contract price and the
actual level of the stock index at the           expiration of
the contract.  For example, if a Fund enters into a
futures contract to buy 500 units of the S&P 500 Index at a
   specified future date at a contract price of $150 and the S&P
500           Index is at $154 on that future date, a Fund will
gain $2,000           (500 units x gain of $4).  If a Fund enters
into a futures           contract to sell 500 units of the stock
index at a specified           future date at a contract price of
$150 and the S&P 500 Index is           at $154 on that future
date, the Fund will lose $2,000 (500 units           x loss of
$4).

               RISKS OF SECURITIES INDEX FUTURES.  A Fund's
success in           using hedging techniques depends, among
other things, on IMI's           ability to predict correctly the
direction and volatility of           price movements in the
futures and options markets as well as in           the
securities markets and to select the proper type, time and
  duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

               A Fund's ability to hedge effectively all or a
portion of           its securities through transactions in index
futures (and           therefore the extent of its gain or loss
on such transactions)           depends on the degree to which
price movements in the underlying           index correlate with
price movements in the Fund's securities.            Inasmuch as
such securities will not duplicate the components of












          an index, the correlation probably will not be perfect. Consequently, a Fund will bear the risk that the prices
of the           securities being hedged will not move in the
same amount as the           hedging instrument.  This risk will
increase as the composition           of a Fund's portfolio
diverges from the composition of the           hedging
instrument.

               Although a Fund intends to establish positions in
these           instruments only when there appears to be an
active market, there           is no assurance that a liquid
market will exist at a time when           the Fund seeks to
close a particular option or futures position.            Trading
could be interrupted, for example, because of supply and
demand imbalances arising from a lack of either buyers or
 sellers.  In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the
maximum amount           specified by the exchange.  In some
cases, a Fund may experience           losses as a result of its
inability to close out a position, and           it may have to
liquidate other investments to meet its cash           needs.

               Although some index futures contracts call for
making or           taking delivery of the underlying securities,
generally these           obligations are closed out prior to
delivery by offsetting           purchases or sales of matching
futures contracts (same exchange,           underlying security
or index, and delivery month).  If an           offsetting
purchase price is less than the original sale price, a
Fund generally realizes a capital gain, or if it is more, the
     Fund generally realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase
price, a           Fund generally realizes a capital gain, or if
it is less, the           Fund generally realizes a capital loss.
The transaction costs           must also be included in these
calculations.

               A Fund will only enter into index futures
contracts or           futures options that are standardized and
traded on a U.S. or           foreign exchange or board of trade,
or similar entity, or quoted           on an automated quotation
system.  A Fund will use futures           contracts and related
options only for "bona fide hedging"           purposes, as such
term is defined in applicable regulations of           the CFTC.

               When purchasing an index futures contract, a Fund
will           maintain with its custodian (and mark-to-market on
a daily basis)           cash, U.S. Government securities, or
other highly liquid debt           securities that, when added to
the amounts deposited with a           futures commission
merchant ("FCM") as margin, are equal to the           market
value of the futures contract.  Alternatively, a Fund may
 "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher
than           the price of the contract held by a Fund.

               When selling an index futures contract, a Fund
will maintain           with its custodian (and mark-to-market on
a daily basis) liquid           assets that, when added to the
amounts deposited with an FCM as












          margin, are equal to the market value of the
instruments           underlying the contract.  Alternatively, a
Fund may "cover" its           position by owning the instruments
underlying the contract (or,           in the case of an index
futures contract, a portfolio with a           volatility
substantially similar to that of the index on which           the
futures contract is based), or by holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by the
         Fund (or at a higher price if the difference is
maintained in           liquid assets with the Fund's custodian).

               COMBINED TRANSACTIONS.  A Fund may enter into
multiple           transactions, including multiple options
transactions, multiple           futures transactions, multiple
currency transactions (including           forward currency
contracts) and multiple interest rate           transactions and
any combination of futures, options, currency           and
interest rate transactions ("component" transactions),
instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best
interests           of a Fund to do so.  A combined transaction
will usually contain           elements of risk that are present
in each of its component           transactions.  Although
combined transactions are normally           entered into based
on IMI's judgment that the combined strategies           will
reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

          INVESTMENT-GRADE DEBT SECURITIES

               Bonds rated Aaa by Moody's and AAA by S&P are
judged to be           of the best quality (i.e., capacity to pay
interest and repay           principal is extremely strong).
Bonds rated Aa/AA are considered           to be of high quality
(i.e., capacity to pay interest and repay           principal is
very strong and differs from the highest rated           issues
only to a small degree).  Bonds rated A are viewed as
having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse
effects of           changes in circumstances and economic
conditions than debt in           higher rated categories.  Bonds
rated Baa/BBB (considered by           Moody's to be "medium
grade" obligations) are considered to have           an adequate
capacity to pay interest and repay principal, but
certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some
speculative           characteristics).  A Fund may invest in
debt securities that are           given an investment-grade
rating by Moody's or S&P, and may also           invest in
unrated debt securities that are considered by IMI to be of comparable quality.

          LOW-RATED DEBT SECURITIES

               Ivy Bond Fund, Ivy Growth Fund and Ivy Growth with
Income           Fund may invest in corporate debt securities
rated Ba or lower by           Moody's, or BB or lower by S&P.  A
Fund will not, however, invest












          in securities that, at the time of investment, are
rated lower           than C by either Moody's or S&P.
Securities rated lower than Baa           or BBB (and comparable
unrated securities) are commonly referred           to as "high
yield" or "junk" bonds and are considered to be
predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.  The
lower the           ratings of corporate debt securities, the
more their risks render           them like equity securities.
(See Appendix A for a more complete           description of the
ratings assigned by Moody's and S&P and their respective characteristics.)

               While IMI may refer to ratings issued by
established credit           rating agencies, it is not IMI's
policy to rely exclusively on           such ratings, but rather
to supplement such ratings with its own           independent and
ongoing review of credit quality.  A Fund's           achievement
of its investment objective may, to the extent of its
investment in low-rated debt securities, be more dependent upon
       IMI's credit analysis than would be the case if the Funds
were           investing in higher quality bonds.  Should the
rating of a           portfolio security be downgraded, IMI will
determine whether it           is in the relevant Fund's best
interest to retain or dispose of           the security.
However, should any individual bond held by a Fund           be
downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

               The secondary market on which low-rated debt
securities are           traded may be less liquid than the
market for higher grade bonds.            Less liquidity in the
secondary trading market could adversely           affect the
price at which a Fund could sell a low-rated debt
securities, and cause large fluctuations in the daily net asset value of the Fund's shares.  Adverse publicity and
investor           perceptions, whether or not based on
fundamental analysis, may           decrease the value and
liquidity of low-rated debt securities,           especially in a
thinly traded market.  When secondary markets for           high
yield securities become relatively less liquid, it may be
 more difficult to value the securities, requiring additional research and elements of judgment.  Prices for low-rated
debt           securities may be affected by legislative and
regulatory           developments.  (For example, Federal rules
require savings and           loan institutions to reduce
gradually their holdings of this type           of security).

                               INVESTMENT RESTRICTIONS

               A Fund's investment objective, as set forth in the Prospectus under "Investment Objectives and Policies,"
and the           investment restrictions set forth below are
fundamental policies           of the Fund and may not be changed
with respect to that Fund           without the approval of a
majority (as defined in the 1940 Act)           of the
outstanding voting shares of that Fund. Under these restrictions, each of Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy Growth with Income Fund may not:

                  (i)    purchase or sell real estate or
commodities and












                         commodity contracts;

                 (ii)    purchase securities on margin;

                (iii)    sell securities short;

                 (iv)    participate in an underwriting or
selling group in                          connection with the
public distribution of                          securities except
for its own capital stock;

                  (v)    purchase from or sell to any of its
officers or                          trustees, or firms of which
any of them are                          members or which they
control, any securities                          (other than
capital stock of the Fund), but such
persons or firms may act as brokers for the Fund
       for customary commissions to the extent permitted by the Investment Company Act of 1940;

                 (vi)    make an investment in securities of
companies in                          any one industry (except
obligations of domestic                          banks or the
U.S. Government, its agencies,
authorities, or instrumentalities) if such
 investment would cause investments in such
  industry to exceed 25% of the market value of the
          Fund's total assets at the time of such
        investment;

                (vii)    issue senior securities, except as
appropriate to                          evidence indebtedness
which it is permitted to                          incur, and
except to the extent that shares of the
separate classes or series of the Trust may be
     deemed to be senior securities; provided that
         collateral arrangements with respect to currency-
                related contracts, futures contracts, options or
                       other permitted investments, including
deposits of                          initial and variation
margin, are not considered                          to be the
issuance of senior securities for
purposes of this restriction;

               (viii)    lend any funds or other assets, except
that this                          restriction shall not prohibit
(a) the entry into                          repurchase agreement
or (b) the purchase of                          publicly
distributed bonds, debentures and other
securities of a similar type, or privately placed
        municipal or corporate bonds, debentures and other
                 securities of a type customarily purchased by
                     institutional investors or publicly traded
in the                          securities markets;

                 (ix)    borrow money, except for temporary
purposes where                          investment transactions
might advantageously                          require it.  Any
such loan may not be for a period                          in
excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed












                         10% of the value of the total assets of
the Fund                          at the time any such loan is
made.

               Under the 1940 Act, a Fund is permitted, subject
to each           Fund's investment restrictions, to borrow money
only from banks.            The Trust has no current intention of
borrowing amounts in excess           of 5% of each the Fund's
assets.  Each of Ivy Emerging Growth           Fund, Ivy Growth
Fund and Ivy Growth with Income Fund will           continue to
interpret fundamental investment restriction (i)           above
to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including
REITs.

          Further, as a matter of fundamental policy, each of Ivy
Growth           Fund and Ivy Growth with Income Fund may not:

                  (i)    invest more than 5% of the value of its
total                          assets in the securities of any
one issuer (except                          obligations of
domestic banks or the U.S.                          Government,
its agencies, authorities and
instrumentalities);

                 (ii)    purchase the securities of any other
open-end                          investment company, except as
part of a plan of                          merger or
consolidation; or

                (iii)    hold more than 10% of the voting
securities of any                          one issuer (except
obligations of domestic banks                          or the
U.S. Government, its agencies, authorities and instrumentalities).

          Further, as a matter of fundamental policy, each of Ivy
Bond Fund           and Ivy Emerging Growth Fund may not:

                  (i)    purchase securities of any one issuer
(except U.S.                          Government securities) if
as a result more than 5%                          of the Fund's
total assets would be invested in                          such
issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of
               the value of the Fund's total assets may be
                 invested without regard to these limitations.

          Further, as a matter of fundamental policy, Ivy Bond
Fund may           not:

                  (i)    Make investments in securities for the
purpose of                          exercising control over or
management of the                          issuer;

                 (ii)    Borrow amounts in excess of 10% of its
total                          assets, taken at the lower of cost
or market                          value, and then only from
banks as a temporary












                         measure for extraordinary or emergency
purposes.

                (iii)    Purchase the securities of issuers
conducting                          their principal business
activities in the same                          industry if
immediately after such purchase the
value of the Fund's investments in such industry
       would exceed 25% of the value of the total assets of the Fund;

                 (iv)    Act as an underwriter of securities;

                  (v)    Issue senior securities, except insofar
as the                          Fund may be deemed to have issued
a senior                          security in connection with any
repurchase                          agreement or any permitted
borrowing.

                 (vi)    Invest in real estate, real estate
mortgage loans,                          commodities, commodity
futures contracts or                          interests in oil,
gas and/or mineral exploration                          or
development programs, although a Fund may purchase and sell (a) securities which are secured by real estate, (b) securities of issuers which
               invest or deal in real estate, and (c) futures
                    contracts as described in a Fund's
Prospectus;

                (vii)    Participate on a joint or a joint and
several                          basis in any trading account in
securities.  The                          "bunching" of orders of
the Fund--or of the Fund                          and of other
accounts under the investment                          management
of the persons rendering investment
advice to the Fund--for the sale or purchase of
      portfolio securities shall not be considered
         participation in a joint securities trading account;

               (viii)    Purchase securities on margin, except
such short-                         term credits as are necessary
for the clearance of                          transactions.  The
deposit or payment by a Fund of                          initial
or variation margin in connection with
futures contracts or related options transactions
        is not considered the purchase of a security on margin;

                 (ix)    Make loans, except that this restriction
shall not                          prohibit (a) the purchase and
holding of a portion                          of an issue of
publicly distributed debt                          securities,
(b) the lending of portfolio                          securities
(provided that the loan is secured
continuously by collateral consisting of U.S.
    Government securities or cash or cash equivalents
            maintained on daily marked-to-market basis in an
                   amount at least equal to the current market
value                          of the securities loaned), or (c)
entry into                          repurchase agreements with
banks or broker












                         dealers;

                  (x)    Mortgage, pledge, hypothecate or in any
manner                          transfer, as security for
indebtedness, any                          securities owned or
held by the Fund (except as                          may be
necessary in connection with permitted
borrowings and then not in excess of 20% of the
      Fund's total assets); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, short sales, futures contracts and
                  options on future contracts; or

                 (xi)    Make short sales of securities or
maintain a short                          position.

                               ADDITIONAL RESTRICTIONS

               Unless otherwise indicated, each Fund has adopted
the           following additional restrictions, which are not
fundamental and           which may be changed without
shareholder approval, to the extent           permitted by
applicable law, regulation or regulatory policy.            Under
these restrictions, each Fund may not:

                 (i)     purchase any security if, as a result,
the Fund                          would then have more than 5% of
its total assets                          (taken at current
value) invested in securities of
companies (including predecessors) less than three years old.

          Further, as a matter of non-fundamental policy, each of
Ivy           Emerging Growth Fund, Ivy Growth Fund and Ivy
Growth with Income           Fund may not:

                  (i)    invest in oil, gas or other mineral
leases or                          exploration or development
programs;

                 (ii)    engage in the purchase and sale of puts,
calls,                          straddles or spreads (except to
the extent                          described in the Prospectus
and in this SAI);

                (iii)    invest in companies for the purpose of
exercising                          control of management; or

                 (iv)    invest more than 5% of its total assets
in                          warrants, valued at the lower of cost
or market,                          or more than 2% of its total
assets in warrants,                          so valued, which are
not listed on either the New                          York or
American Stock Exchanges.

          Further, as a matter of non-fundamental policy, each of
Ivy Bond           Fund, Ivy Emerging Growth Fund and Ivy Growth
with Income Fund           may not:













                  (i)    purchase or retain securities of any
company if                          officers and Trustees of the
Trust and officers                          and directors of Ivy
Management, Inc. (the                          Manager, with
respect to Ivy Bond Fund), MIMI or
Mackenzie Financial Corporation who individually
       own more than 1/2 of 1% of the securities of that
               company together own beneficially more than 5% of
                       such securities.

          Further, as a matter of non-fundamental policy, each of
Ivy           Growth Fund and Ivy Growth with Income Fund may
not:

                  (i)    invest more than 5% of the value of its
total                          assets in the securities of
issuers which are not                          readily
marketable.

          Further, as a matter of non-fundamental policy, each of
Ivy Bond           Fund and Ivy Emerging Growth Fund may not:

                  (i)    invest more than 10% of its net assets
taken at                          market value at the time of
investment in                          "illiquid securities."
Illiquid securities may                          include
securities subject to legal or contractual
 restrictions on resale (including private
 placements), repurchase agreements maturing in
      more than seven days, certain options traded over
              the counter that the Fund has purchased,
             securities being used to cover certain options
                  that a fund has written, securities for which
                      market quotations are not readily
available, or                          other securities which
legally or in IMI's                          opinion, subject to
the Board's supervision, may                          be deemed
illiquid, but shall not include any
instrument that, due to the existence of a trading
         market, to the Fund's compliance with certain
             conditions intended to provide liquidity, or to
                   other factors, is liquid.

          Further, as a matter of non-fundamental policy, Ivy
Emerging           Growth Fund may not:

                  (i)    purchase securities of other investment
companies,                          except in connection with a
merger, consolidation                          or sale of assets,
and except that it may purchase                          shares
of other investment companies subject to such restrictions as may be imposed by the 1940
      Act and rules thereunder or by any state in which its shares are registered.

          Further, as a matter of non-fundamental policy, Ivy
Bond Fund may           not:

                  (i)    purchase or sell real estate limited
partnership                          interests; or












                 (ii)    purchase or sell interests in oil, gas
or mineral                          leases (other than securities
of companies that                          invest in or sponsor
such programs).

               Whenever an investment objective, policy or
restriction set           forth in the Prospectus or this SAI
states a maximum percentage           of assets that may be
invested in any security or other asset or           describes a
policy regarding quality standards, such percentage
limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into.
         Accordingly, if a percentage limitation is adhered to at
the time           of investment, a later increase or decrease in
the percentage           which results from circumstances not
involving any affirmative           action by a Fund, such as a
change in market conditions or a           change in the Fund's
asset level or other circumstances beyond           that Fund's
control, will not be considered a violation.

                           ADDITIONAL RIGHTS AND PRIVILEGES

               The Trust offers, and (except as noted below)
bears the cost           of providing, to investors the following
rights and privileges.            The Trust reserves the right to
amend or terminate any one or           more of these rights and
privileges.  Notice of amendments to or           terminations of
rights and privileges will be provided to           shareholders
in accordance with applicable law.

               Certain of the rights and privileges described
below refer           to funds, other than the Funds, whose
shares are also distributed           by Ivy Mackenzie
Distributors, Inc. ("IMDI")(formerly known as           Mackenzie
Ivy Funds Distribution, Inc.).  These funds are:  Ivy
Canada Fund, Ivy China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy Latin America Strategy Fund, Ivy New
    Century Fund, Ivy International Bond Fund, Ivy Global Science
&           Technology Fund, Ivy Global Natural Resources Fund,
Ivy Asia           Pacific Fund, Ivy International Small
Companies Fund, Ivy           International Fund II (expected
effective date of May 13, 1997),           Ivy Pan-Europe Fund
(expected effective date of May 13, 1997) and           Ivy Money
Market Fund (the other fourteen series of the Trust);
and Mackenzie California Municipal Fund, Mackenzie Limited Term
       Municipal Fund, Mackenzie National Municipal Fund and
Mackenzie           New York Municipal Fund (the four series of
Mackenzie Series           Trust) (collectively, with the Funds,
the "Ivy Mackenzie Funds").            Shareholders should obtain
a current prospectus before exercising           any right or
privilege that may relate to these funds.

          AUTOMATIC INVESTMENT METHOD

               The Automatic Investment Method, which enables a
Fund           shareholder to have specified amounts
automatically drawn each           month from his or her bank for
investment in Fund shares, is           available for Class A,
Class B and Class C shares, is available           for all
classes of shares, except Class I. The minimum initial and subsequent investment under this method is $50 per month,
     (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25
per month).            A shareholder may terminate the Automatic
Investment Method at           any time upon delivery to Ivy
Mackenzie Services Corp. ("IMSC")           of telephone
instructions or written notice.  See "Automatic
Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the

          EXCHANGE OF SHARES

               As described in the Prospectus, shareholders of
each Fund           have an exchange privilege with certain other
Ivy Mackenzie Funds           (except Ivy International Fund
unless you have an existing Ivy           International Fund
account).  Before effecting an exchange,           shareholders
of each Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange is to be made.

               INITIAL SALES CHARGE SHARES.  Class A shareholders
may           exchange their Class A shares ("outstanding Class A
shares") for           Class A shares of another Ivy or Mackenzie
Fund ("new Class A           Shares") on the basis of the
relative net asset value per Class A           share, plus an
amount equal to the difference, if any, between           the
sales charge previously paid on the outstanding Class A
shares and the sales charge payable at the time of the exchange on the new Class A shares.  (The additional sales charge
will be           waived for Class A shares that have been
invested for a period of           12 months or longer.)  Class A
shareholders may also exchange           their shares for shares
of Ivy Money Market Fund (no initial           sales charge will
be assessed at the time of such an exchange).

               CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
Class A           shareholders may exchange their Class A shares
that are subject           to a contingent deferred sales charge
("CDSC"), as described in           the Prospectus ("outstanding
Class A shares"), for Class A shares           of another Ivy or
Mackenzie Fund ("new Class A shares") on the           basis of
the relative net asset value per Class A share, without
the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of a Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period
following an           exchange if such period is longer than the
CDSC period, if any,           applicable to the new Class A
shares.

               For purposes of computing the CDSC that may be
payable upon           the redemption of the new Class A shares,
the holding period of           the outstanding Class A shares is
"tacked" onto the holding           period of the new Class A
shares.

               CLASS B:  Class B shareholders may exchange their
Class B           shares ("outstanding Class B shares") for Class
B shares of           another Ivy or Mackenzie Fund ("new Class B
shares") on the basis           of the relative net asset value
per Class B share, without the           payment of any CDSC that
would otherwise be due upon the           redemption of the
outstanding Class B shares.  Class B












          shareholders of a Fund exercising the exchange
privilege will           continue to be subject to that Fund's
CDSC schedule (or period)           following an exchange if such
schedule is higher (or such period           is longer) than the
CDSC schedule (or period) applicable to the           new Class B
shares.

               Class B shares of a Fund acquired through an
exchange of           Class B shares of another Ivy or Mackenzie
Fund will be subject           to that Fund's CDSC schedule (or
period) if such schedule is           higher (or such period is
longer) than the CDSC schedule (or           period) applicable
to the Ivy or Mackenzie Fund from which the           exchange
was made.

               For purposes of both the conversion feature and
computing           the CDSC that may be payable upon the
redemption of the new           Class B shares (prior to
conversion), the holding period of the           outstanding
Class B shares is "tacked" onto the holding period of the new Class B shares.

               The following CDSC table ("Table 1") applies to
Class B           shares of Ivy Global Fund, Ivy Growth Fund, Ivy
Growth with           Income Fund, Ivy Emerging Growth Fund, Ivy
International Fund,           Ivy China Region Fund, Ivy Latin
America Strategy Fund, Ivy New           Century Fund, Ivy
International Bond Fund, Ivy Bond Fund, Ivy           Canada
Fund, Ivy Global Science& Technology Fund, Ivy Global
Natural Resources Fund,Ivy Asia Pacific Fund, Ivy International
       Small Companies Fund, Ivy International Fund II (expected
        effective date of May 13, 1997), Ivy Pan-Europe Fund
(expected           effective date of May 13, 1997), Mackenzie
California Municipal           Fund, Mackenzie National Municipal
Fund, and Mackenzie New York           Municipal Fund ("Table 1
Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   5%
               Second                                  4%
               Third                                   3%
               Fourth                                  3%
               Fifth                                   2%
               Sixth                                   1%
               Seventh and thereafter                  0%

               The following CDSC table ("Table 2") applies to
Class B           shares of Mackenzie Limited Term Municipal Fund
("Table 2           Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE













               First                                   3%
               Second                                  2.5%
        Third                                   2%
               Fourth                                  1.5%
        Fifth                                   1%
               Sixth and thereafter                    0%

               The CDSC schedule for Table 1 Funds is higher (and
the           period is longer) than the CDSC schedule (and
period) for Table 2           Funds.

               If a shareholder exchanges Class B shares of a
Table 1 Fund           for Class B shares of a Table 2 Fund,
Table 1 will continue to           apply to the Class B shares
following the exchange.  For example,           an investor may
decide to exchange Class B shares of a Table 1           Fund
("outstanding Class B shares") for Class B shares of a Table
    2 Fund ("new Class B shares") after having held the
outstanding           Class B shares for two years.  The 4% CDSC
that generally would           apply to a redemption of
outstanding Class B shares held for two           years would not
be deducted at the time of the exchange.  If,           three
years later, the investor redeems the new Class B shares, a
   2% CDSC will be assessed upon the redemption because by
"tacking"           the two year holding period of the
outstanding Class B shares           onto the three year holding
period of the new Class B shares, the           investor will be
deemed to have held the new Class B shares for           five
years.

               If a shareholder exchanges Class B shares of a
Table 2 Fund           for Class B shares of a Table 1 Fund,
Table 1 will apply to the           Class B shares following the
exchange.  For example, an investor           may decide to
exchange Class B shares of a Table 2 Fund           ("outstanding
Class B shares") for Class B shares of a Table 1           Fund
("new Class B shares") after having held the outstanding
Class B shares for two years.  The 2.5% CDSC that generally would apply to a redemption of outstanding Class B shares held
for two           years would not be deducted at the time of the
exchange.  If,           three years later, the investor redeems
the new Class B shares, a           2% CDSC will be assessed upon
the redemption because by "tacking"           the two year
holding period of the outstanding Class B shares           onto
the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares
for           five years.

               CLASS C.  Class C shareholders may exchange their
Class C           shares ("outstanding Class C shares") for Class
C shares of           another Ivy or Mackenzie Fund ("new Class C
shares") on the basis           of the relative net asset value
per Class C share, without the           payment of any CDSC that
would otherwise be due upon redemption.            (Class C
shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

               CLASS I.  Class I shareholders may exchange their
Class I           shares for Class I shares of another Ivy Fund
on the basis of the           relative net asset value per Class
I share.












               ALL CLASSES:   The minimum amount which may be
exchanged           into an Ivy Mackenzie Fund in which shares
are not already held           is $1,000 ($5,000,000 in the case
of Class I of Ivy Bond Fund,           Ivy Global Science &
Technology Fund, Ivy International Fund, Ivy
International Fund II (expected effective date of May 13, 1997)
       and Ivy International Small Companies Fund (generally
referred to           herein as the "Class I Funds")).  No
exchange out of a Fund           (other than by a complete
exchange of all Fund shares) may be           made if it would
reduce the shareholder's interest in that Fund           to less
than $1,000 ($5,000,000 in the case of Class I shares of the Class I Funds.)

               Each exchange will be made on the basis of the
relative net           asset values per share of each fund of the
Ivy Mackenzie Funds           next computed following receipt by
IMSC of telephone instructions           by IMSC or a properly
executed request.  Exchanges, whether           written or
telephonic, must be received by IMSC by the close of
regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive
the price           next determined following receipt of the
request.  The exchange           privilege may be modified or
terminated at any time, upon at           least 60 days' notice
to the extent required by applicable law.            See
"Redemptions."

               An exchange of shares between any of the Ivy
Mackenzie Funds            will result in a taxable gain or loss.
Generally, this will be a           capital gain or loss (long-
term or short-term, depending on the           holding period of
the shares) in the amount of the difference           between the
net asset value of the shares surrendered and the
shareholder's tax basis for those shares.  However, in certain circumstances, shareholders will be ineligible to take
sales           charges into account in computing taxable gain or
loss on an           exchange.  See "Taxation."

               With limited exceptions, gain realized by a tax-
deferred           retirement plan will not be taxable to the
plan and will not be           taxed to the participant until
distribution.  Each investor           should consult his or her
tax adviser regarding the tax           consequences of an
exchange transaction.

          LETTER OF INTENT

               Reduced sales charges apply to initial investments
in           Class A shares of each Fund made pursuant to a non-
binding Letter           of Intent.  A Letter of Intent may be
submitted by an individual,           his or her spouse and
children under the age of 21, or a trustee           or other
fiduciary of a single trust estate or single fiduciary
account.  See the Account Application in the Prospectus.  Any
     investor may submit a Letter of Intent stating that he or
she           will invest, over a period of 13 months, at least
$50,000           ($100,000 for Ivy Bond Fund) in Class A shares
of a Fund.  A           Letter of Intent may be submitted at the
time of an initial           purchase of Class A shares of a Fund
or within 90 days of the












          initial purchase, in which case the Letter of Intent
will be back           dated.  A shareholder may include, as an
accumulation credit, the           value (at the applicable
offering price) of all Class A shares of           Ivy Global
Fund, Ivy Growth Fund, Ivy Growth with Income Fund,           Ivy
Emerging Growth Fund, Ivy International Fund, Ivy
International Bond Fund, Ivy Bond Fund, Ivy Global Science &
    Technology Fund, Ivy Global Natural Resources Fund, Ivy International Small Companies Fund, Ivy Asia Pacific Fund, Ivy
         International Fund II (expected effective date of May
13, 1997),           Ivy Pan-Europe Fund (expected effective date
of May 13, 1997),           Ivy Latin America Strategy Fund, Ivy
China Region Fund, Ivy New           Century Fund, Mackenzie
National Municipal Fund, Mackenzie           Limited Term
Municipal Fund, Mackenzie California Municipal Fund           and
Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other
funds           in the Ivy Mackenzie Funds) held of record by him
or her as of           the date of his or her Letter of Intent.
During the term of the           Letter of Intent, the Transfer
Agent will hold Class A shares           representing 5% of the
indicated amount (less any accumulation           credit value)
in escrow.  The escrowed Class A shares will be
released when the full indicated amount has been purchased.  If the full indicated amount is not purchased during the term
of the           Letter of Intent, the investor is required to
pay IMDI an amount           equal to the difference between the
dollar amount of sales charge           that he or she has paid
and that which he or she would have paid           on his or her
aggregate purchases if the total of such purchases           had
been made at a single time.  Such payment will be made by an automatic liquidation of Class A shares in the escrow
account.  A           Letter of Intent does not obligate the
investor to buy or the           Trust to sell the indicated
amount of Class A shares, and the           investor should read
carefully all the provisions of such letter           before
signing.

          RETIREMENT PLANS

               Shares may be purchased in connection with several
types of           tax-deferred retirement plans.  Shares of more
than one fund           distributed by IMDI may be purchased in a
single application           establishing a single plan account,
and shares held in such an           account may be exchanged
among the funds in the Ivy Mackenzie           Funds in
accordance with the terms of the applicable plan and the
exchange privilege available to all shareholders.  Initial and subsequent purchase payments in connection with tax-
deferred           retirement plans must be at least $25 per
participant.

               The following fees will be charged to individual
shareholder           accounts as described in the retirement
prototype plan document:

               Retirement Plan New Account Fee           no fee
            Retirement Plan Annual Maintenance Fee    $10.00 per
account

          For shareholders whose retirement accounts are
diversified across           several funds of the Ivy Mackenzie
Funds, the annual maintenance           fee will be limited to
not more than $20.












               The following discussion describes the tax
treatment of           certain tax-deferred retirement plans
under current Federal           income tax law.  State income tax
consequences may vary.  An           individual considering the
establishment of a retirement plan           should consult with
an attorney and/or an accountant with respect           to the
terms and tax aspects of the plan.

               INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of the
Trust may be           used as a funding medium for an Individual
Retirement Account           ("IRA").  Eligible individuals may
establish an IRA by adopting a           model custodial account
available from IMSC, who may impose a           charge for
establishing the account. Individuals should consult their tax advisers before investing IRA assets in a Fund (which primarily distributes exempt-interest dividends).

               An individual who has not reached age 70-1/2 and
who           receives compensation or earned income is eligible
to contribute           to an IRA, whether or not he or she is an
active participant in a           retirement plan.  An individual
who receives a distribution from           another IRA, a
qualified retirement plan, a qualified annuity           plan or
a tax-sheltered annuity or custodial account ("403(b)
plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution
either           directly or within 60 days after its receipt.
Tax advice should           be obtained in connection with
planning a rollover contribution           to an IRA.

               In general, an eligible individual may contribute
up to the           lesser of $2,000 or 100% of his or her
compensation or earned           income to an IRA each year.  If
a husband and wife are both           employed, and both are
under age 70-1/2, each may set up his or           her own IRA
within these limits.  If both earn at least $2,000           per
year, the maximum potential contribution is $4,000 per year
   for both.  For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned
income of           the spouses is at least $4,000, a
contribution of up to $2,000           may be made to each
spouse's IRA.  For years before 1997,           however, if one
spouse has (or elects to be treated as having) no
earned income for IRA purposes for a year, the working spouse may contribute up to the lesser of $2,250 or 100% of his or
her           compensation or earned income for the year to IRAs
for both           spouses, provided that no more than $2,000 is
contributed to the           IRA of one spouse.  Rollover
contributions are not subject to           these limits.

               An individual may deduct his or her annual
contributions to           an IRA in computing his or her Federal
income tax within the           limits described above, provided
he or she (or his or her spouse,           if they file a joint
Federal income tax return) is not an active           participant
in a qualified retirement plan (such as a qualified
corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity
plan,           403(b) plan, simplified employee pension, or
governmental plan.            If he or she (or his or her spouse)
is an active participant, a












          full deduction is only available if he or she has
adjusted gross           income that is less than a specified
level ($40,000 for married           couples filing a joint
return, $25,000 for single individuals,           and $0 for a
married individual filing a separate return).  The
deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and
$50,000           for married individuals filing a joint return,
$25,000 and           $35,000 for single individuals, and $0 and
$10,000 for married           individuals filing separate
returns).  Individuals who are active           participants with
income above the specified phase-out level may           not
deduct their IRA contributions.  Rollover contributions are
   not includible in income for Federal income tax purposes and therefore are not deductible from it.

               Generally, earnings on an IRA are not subject to
current           Federal income tax until distributed.
Distributions attributable           to tax-deductible
contributions and to IRA earnings are taxed as           ordinary
income.  Distributions of non-deductible contributions
are not subject to Federal income tax.  In general, distributions from an IRA to an individual before he or she reaches
age 59-1/2           are subject to a nondeductible penalty tax
equal to 10% of the           taxable amount of the distribution.
The 10% penalty tax does not           apply to amounts withdrawn
from an IRA after the individual           reaches age 59-1/2,
becomes disabled or dies, or if withdrawn in           the form
of substantially equal payments over the life or life
expectancy of the individual and his or her designated benefi-
     ciary, if any, or rolled over into another IRA, or, for
years           after 1996, amounts withdrawn and used to pay for
deductible           medical expenses and amounts withdrawn by
certain unemployed           individuals not in excess of amounts
paid for certain health           insurance premiums.
Distributions must begin to be withdrawn not           later than
April 1 of the calendar year following the calendar
year in which the individual reaches age 70-1/2.  Failure to take certain minimum required distributions will result in
the           imposition of a 50% non-deductible penalty tax.
Extremely large           distributions in any one year (other
than 1997, 1998 or 1999)           from an IRA (or from an IRA
and other retirement plans) may also           result in a
penalty tax.

               QUALIFIED PLANS:  For those self-employed
individuals who           wish to purchase shares of one or more
of the funds in the Ivy           Mackenzie Funds through a
qualified retirement plan, a Custodial           Agreement and a
Retirement Plan are available from IMSC.  The
Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan.  A profit sharing plan permits
an           annual contribution to be made in an amount
determined each year           by the self-employed individual
within certain limits prescribed           by law.  A money
purchase pension plan requires annual           contributions at
the level specified in the Custodial Agreement.            There
is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

               In general, if a self-employed individual has any
common law           employees, employees who have met certain
minimum age and service












          requirements must be covered by the Retirement Plan.  A
self-          employed individual generally must contribute the
same percentage           of income for common law employees as
for himself or herself.

               A self-employed individual may contribute up to
the lesser           of $30,000 or 25% of compensation or earned
income to a money           purchase pension plan or to a
combination profit sharing and           money purchase pension
plan arrangement each year on behalf of           each
participant.  To be deductible, total contributions to a
profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the
plan,           and total contributions to a combination money
purchase-profit           sharing arrangement generally may not
exceed 25% of the total           compensation or earned income
of all participants.  The amount of           compensation or
earned income of any one participant that may be
included in computing the deduction is limited (generally to
    $150,000 for benefits accruing in plan years beginning after
        1993, with annual inflation adjustments).  A self-
employed           individual's contributions to a retirement
plan on his or her own           behalf must be deducted in
computing his or her earned income.

               Corporate employers may also adopt the Custodial
Agreement           and Retirement Plan for the benefit of their
eligible employees.            Similar contribution and deduction
rules apply to corporate           employers.

               Distributions from the Retirement Plan generally
are made           after a participant's separation from service.
A 10% penalty tax           generally applies to distributions to
an individual before he or           she reaches age 59-1/2,
unless the individual (1) has reached age           55 and
separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
       (5) takes the withdrawal as part of a series of
substantially           equal payments over his or her life
expectancy or the joint life           expectancy of himself or
herself and a designated beneficiary; or           (6) rolls over
the distribution.

               The Transfer Agent will arrange for Investors Bank
& Trust           to furnish custodial services to the employer
and any           participating employees.

               DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
CHARITABLE           ORGANIZATIONS ("403(B)(7) ACCOUNT"):
Section 403(b)(7) of the           Internal Revenue Code of 1986,
as amended (the "Code") permits           public school systems
and certain charitable organizations to use           mutual fund
shares held in a custodial account to fund deferred
compensation arrangements with their employees.  A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement.  The sales charge for
purchases of less           than $10,000 of Class A shares is set
forth under "Retirement           Plans" in the Prospectus.
Sales charges for purchases of $10,000           or more of Class
A shares are the same as those set forth under           "Initial
Sales Charge Alternative -- Class A Shares" in the












          Prospectus.  The special application for a 403(b)(7)
Account is           available from IMSC.

               Distributions from the 403(b)(7) Account may be
made only           following death, disability, separation from
service, attainment           of age 59-1/2, or incurring a
financial hardship.  A 10% penalty           tax generally
applies to distributions to an individual before he           or
she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes
disabled;           (3) uses the withdrawal to pay tax-deductible
medical expenses;           (4) takes the withdrawal as part of a
series of substantially           equal payments over his or her
life expectancy or the joint life           expectancy of himself
or herself and a designated beneficiary; or           (5) rolls
over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

               SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS:  An
employer may           deduct contributions to a SEP up to the
lesser of $30,000 or 15%           of compensation.  SEP accounts
generally are subject to all rules           applicable to IRA
accounts, except the deduction limits, and are           subject
to certain employee participation requirements.  No new
salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-
          salary reduction SEPs may continue to be established as
well as           maintained after 1996.

               SIMPLE PLANS:  An employer may establish a SIMPLE
IRA or a           SIMPLE 401(k) for years after 1996.  An
employee can make pre-tax           salary reduction
contributions to a SIMPLE Plan, up to $6,000 a           year.
Subject to certain limits, the employer will either match
 a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without
regard to the           amount the employee contributes.  An
employer cannot maintain a           SIMPLE Plan for its
employees if any contributions or benefits           are credited
to those employees under any other qualified           retirement
plan maintained by the employer.

          REINVESTMENT PRIVILEGE

               Shareholders who have redeemed Class A shares of a
Fund may           reinvest all or a part of the proceeds of the
redemption back           into Class A shares of the Fund at net
asset value (without a           sales charge) within 60 days
from the date of redemption.  This           privilege may be
exercised only once.  The reinvestment will be           made at
the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

               Any redemption is a taxable event.  A loss
realized on a           redemption generally may be disallowed
for tax purposes if the           reinvestment privilege is
exercised within 30 days after the           redemption.  In
certain circumstances, shareholders will be












          ineligible to take sales charges into account in
computing           taxable gain or loss on a redemption if the
reinvestment           privilege is exercised.  See "Taxation."

          RIGHTS OF ACCUMULATION

               A scale of reduced sales charges applies to any
investment           of $50,000 ($100,000 for Ivy Bond Fund) or
more in Class A shares           of a Fund.  See "Initial Sales
Charge Alternative -- Class A           Shares" in the
Prospectus.  The reduced sales charge is           applicable to
investments made at one time by an individual, his           or
her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other
employee           benefit trust created pursuant to a plan
qualified under Section           401 of the Code).  It is also
applicable to current purchases of           all of the funds in
the Ivy Mackenzie Funds (except Ivy Money           Market Fund)
by any of the persons enumerated above, where the
aggregate quantity of Class A shares of Ivy Global Fund, Ivy
    Growth Fund, Ivy Growth with Income Fund, Ivy Emerging Growth
         Fund, Ivy China Region Fund, Ivy Latin America Strategy
Fund, Ivy           New Century Fund, Ivy International Bond
Fund, Ivy International           Fund, Ivy Bond Fund, Ivy Canada
Fund, Ivy Global Science &           Technology Fund, Ivy Global
Natural Resources Fund, Ivy           International Small
Companies Fund, Ivy Asia Pacific Fund, Ivy           Pan-Europe
Fund (expected effective date of May 13, 1997), Ivy
International Fund II (expected effective date of May 13, 1997),
        Mackenzie National Municipal Fund, Mackenzie California
Municipal           Fund, Mackenzie Limited Term Municipal Fund
and Mackenzie New           York Municipal Fund (and shares that
have been exchanged into Ivy           Money Market Fund from any
of the other funds in the Ivy           Mackenzie Funds) and of
any other investment company distributed           by IMDI,
previously purchased or acquired and currently owned,
determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to
         $50,000 or more for Ivy Global Fund, Ivy Growth Fund,
Ivy Growth           with Income Fund, Ivy Emerging Growth Fund,
Ivy International           Fund, Ivy China Region Fund, Ivy
Latin America Strategy Fund, Ivy           New Century Fund, Ivy
Global Science & Technology Fund, Ivy           Global Natural
Resources Fund, Ivy International Small Companies           Fund,
Ivy Asia Pacific Fund, Ivy International Fund II (expected
  effective date of May 13, 1997), Ivy Pan-Europe Fund (expected effective date of May 13, 1997) and Ivy Canada Fund;
$100,000 or           more for International Bond Fund, Ivy Bond
Fund, Mackenzie           National Municipal Fund, Mackenzie
California Municipal Fund and           Mackenzie New York
Municipal Fund; or $25,000 or more for           Mackenzie
Limited Term Municipal Fund.

               At the time an investment takes place, IMSC must
be notified           by the investor or his or her dealer that
the investment           qualifies for the reduced sales charge
on the basis of previous           investments.  The reduced
sales charge is subject to confirmation           of the
investor's holdings through a check of the particular
Fund's records.












          SYSTEMATIC WITHDRAWAL PLAN

               A shareholder (except shareholders with accounts
in Class I           of the Class I Funds) may establish a
Systematic Withdrawal Plan           (a "Withdrawal Plan"), by
telephone instructions or by delivery           to IMSC of a
written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name,
      properly endorsed by the shareholder.  To be eligible to
elect a           Withdrawal Plan, a shareholder must have at
least $5,000 in his           or her account.  A Withdrawal Plan
may not be established if the           investor is currently
participating in the Automatic Investment           Method.  A
Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn

               A redemption under a Withdrawal Plan is a taxable
event.            Shareholders contemplating participating in a
Withdrawal Plan           should consult their tax advisers.

               Additional investments made by investors
participating in a           Withdrawal Plan must equal at least
$1,000 each while the           Withdrawal Plan is in effect.
Making additional purchases while           a Withdrawal Plan is
in effect may be disadvantageous to the           investor
because of applicable initial sales charges or CDSCs.

               An investor may terminate his or her participation
in the           Withdrawal Plan at any time by delivering
written notice to IMSC.            If all shares held by the
investor are liquidated at any time,            participation in
the Withdrawal Plan will terminate           automatically.  The
Trust or IMSC may terminate the Withdrawal           Plan option
at any time after reasonable notice to shareholders.

          GROUP SYSTEMATIC INVESTMENT PROGRAM

               Shares of each Fund (except Ivy Bond Fund) may be
purchased           in connection with investment programs
established by employee or           other groups using
systematic payroll deductions or other           systematic
payment arrangements.  The Trust does not itself
organize, offer or administer any such programs.  However, it may, depending upon the size of the program, waive the
minimum           initial and additional investment requirements
for purchases by           individuals in conjunction with
programs organized and offered by           others.  Unless
shares of a Fund are purchased in conjunction           with IRAs
(see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code.  The Trust reserves the right to
refuse           purchases at any time or suspend the offering of
shares in           connection with group systematic investment
programs, and to           restrict the offering of shareholder
privileges, such as check           writing, simplified
redemptions and other optional privileges, as           described
in the Prospectus, to shareholders using group systematic investment programs.

               With respect to each shareholder account established on or after September 15, 1972 under a group systematic
investment           program, the Trust and IMI each currently
charge a maintenance           fee of $3.00 (or portion thereof)
that for each twelve-month           period (or portion thereof)
that the account is maintained.  The           Trust may collect
such fee (and any fees due to IMI) through a           deduction
from distributions to the shareholders involved or by
causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee.  The
Trust           reserves the right to change these fees from time
to time without           advance notice.

               Class A shares of a Fund are made available to
Merrill Lynch           Daily K Plan (the "Plan") participants at
NAV without an initial           sales charge if:

               (i) the Plan is recordkept on a daily valuation
basis by                Merrill Lynch and, on the date the Plan
Sponsor signs the                Merrill Lynch Recordkeeping
Service Agreement, the Plan has                $3 million or more
in assets invested in broker/dealer funds                not
advised or managed by Merrill Lynch Asset Management,
  L.P. ("MLAM") that are made available pursuant to a Service
          Agreement between Merrill Lynch and the fund's
principal                underwriter or distributor and in funds
advised or managed                by MLAM (collectively, the
"Applicable Investments");

               (ii) the Plan is recordkept on a daily valuation
basis by an                independent recordkeeper whose
services are provided through                a contract or
alliance arrangement with Merrill Lynch, and                on
the date the Plan Sponsor signs the Merrill Lynch
Recordkeeping Service Agreement, the Plan has $3 million or
        more in assets, excluding money market funds, invested in Applicable Investments; or

               (iii) the Plan has 500 or more eligible employees,
as                determined by Merrill Lynch plan conversion
manager, on the                date the Plan Sponsor signs the
Merrill Lynch Recordkeeping                Service Agreement.

               Alternatively, Class B shares of a Fund are made
available           to Plan participants at NAV without a CDSC if
the Plan conforms           with the requirements for eligibility
set forth in (i) through           (iii) above but either does
not meet the $3 million asset           threshold or does not
have 500 or more eligible employees.

               Plans recordkept on a daily basis by Merrill Lynch
or an           independent recordkeeper under a contract with
Merrill Lynch that           are currently investing in Class B
shares of a Fund convert to           Class A shares once the
Plan has reached $5 million invested in           Applicable
Investments.

                                 BROKERAGE ALLOCATION

               Subject to the overall supervision of the
President and the           Board, IMI places orders for the
purchase and sale of each Fund's












          portfolio securities.  All portfolio transactions are
effected at           the best price and execution obtainable.
Purchases and sales of           debt securities are usually
principal transactions and therefore,           brokerage
commissions are usually not required to be paid by the
particular Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the
dealer).            The prices paid to underwriters of newly-
issued securities           usually include a concession paid by
the issuer to the           underwriter, and purchases of after-
market securities from           dealers normally reflect the
spread between the bid and asked           prices.  In connection
with OTC transactions, IMI attempts to           deal directly
with the principal market makers, except in those circumstances where IMI believes that a better price and execution are available elsewhere.

               IMI selects broker-dealers to execute transactions
and           evaluates the reasonableness of commissions on the
basis of           quality, quantity, and the nature of the
firms' professional           services.  Commissions to be
charged and the rendering of           investment services,
including statistical, research, and           counseling
services by brokerage firms, are factors to be
considered in the placing of brokerage business. The types of research services provided by brokers may include general
      economic and industry data, and information on securities
of           specific companies. Research services furnished by
brokers           through whom the Trust effects securities
transactions may be           used by IMI in servicing all of its
accounts.  In addition, not           all of these services may
be used by IMI in connection with the           services it
provides to a particular Fund or the Trust.  IMI may
consider sales of shares of a Fund as a factor in the selection of broker-dealers and may select broker-dealers who
provide it           with research services.  IMI will not,
however, execute brokerage           transactions other than at
the best price and execution.

               During the fiscal year ended June 30, 1994, during
the six-          month period ended December 31, 1994 and during
the fiscal years           ended December 31, 1995 and 1996, Ivy
Bond Fund paid brokerage           commissions of $175,688,
$42,425, $20,912 and $398,           respectively.

               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy Emerging Growth Fund paid brokerage
commissions of           $83,831, $302,892 and $426,676,
respectively.

               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy Growth Fund paid brokerage
commissions of $265,471,           $666,385 and $883,583,
respectively.

               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy Growth with Income Fund paid
brokerage commissions of           $34,028, $192,913 and
$293,827, respectively.

               Each Fund may, under some circumstances, accept
securities           in lieu of cash as payment for Fund shares.
Each of these Funds












          will accept securities only to increase its holdings in
a           portfolio security or to take a new portfolio
position in a           security that IMI deems to be a desirable
investment for each the           Fund.  While no minimum has
been established, it is expected that           each the Fund
will not accept securities having an aggregate           value of
less than $1 million.  The Trust may reject in whole or
in part any or all offers to pay for the Fund shares with
 securities and may discontinue accepting securities as payment for the Fund shares at any time without notice.  The Trust
will           value accepted securities in the manner and at the
same time           provided for valuing portfolio securities of
each the Fund, and           the Fund shares will be sold for net
asset value determined at           the same time the accepted
securities are valued.  The Trust will           only accept
securities delivered in proper form and will not           accept
securities subject to legal restrictions on transfer.  The
  acceptance of securities by the Trust must comply with the applicable laws of certain states.

















































                                TRUSTEES AND OFFICERS

               The Trustees and Executive Officers of the Trust,
their           business addresses and principal occupations
during the past five           years are:

                                   POSITION
                                   WITH THE     BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST        AND
PRINCIPAL OCCUPATIONS

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics Research           60 Concord Street
Corp. (instruments and            Wilmington, MA  01887
     controls); Director, Burr-          Age: 73
            Brown Corp. (operational
                  amplifiers); Director,
                      Metritage Incorporated
                          (level measuring
                        instruments); Trustee of
                              Mackenzie Series Trust
                                  (1992-present).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park-Box 500
 Broyhill Family Foundation,           Lenoir, NC 28645
          Inc. (1983-Present);           Age:  73
            Chairman and President,
                 Broyhill Investments, Inc.
                         (1983-present); Chairman,
                                Broyhill Timber Resources
                                       (1983-present); Management
                                               of a personal
portfolio of
fixed-income and equity
     investments (1983-present);
              Trustee of Mackenzie Series
                       Trust (1988-present);
                          Director of The Mackenzie
                                 Funds Inc. (1988-1995).

          Stanley Channick         Trustee      President and
Chief           11 Bala Avenue                        Executive
Officer, The           Bala Cynwyd, PA 19004
Whitestone Corporation            Age:  73
     (insurance agency);
      Chairman, Scott Management
              Company (administrative
                   services for insurance
                       companies); President, The
                               Channick Group (consultants
                                        to insurance companies
and                                                 national
trade
associations); Trustee of
       Mackenzie Series Trust
           (1994-present); Director of
                    The Mackenzie Funds Inc.
                          (1994-1995).












          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice           The Landmark Centre
President, Director and           113 Landmark Lane,
     Fund Manager, Massengill-          Suite B
           DeFriece Foundation           Bristol, TN  37620-2285
            (charitable organization)           Age: 76
                   (1950-present); Trustee and
                            Vice Chairman, East
                             Tennessee Public
                           Communications Corp. (WSJK-
                                   TV) (1984-present); Trustee
                                            of Mackenzie Series
Trust                                                 (1985-
present); Director of
   The Mackenzie Funds Inc.
         (1987-1995).

          Roy J. Glauber           Trustee      Mallinckrodt
Professor of           Lyman Laboratory
Physics, Harvard           of Physics
University (1974-present);           Harvard University
        Trustee of Mackenzie Series           Cambridge, MA 02138
                 Trust (1994-present).           Age: 71

          Michael G. Landry        Trustee      President, Chief
Executive           700 South Federal Hwy.   and          Officer
and Director of           Suite 300                Chairman
Mackenzie Investment           Boca Raton, FL  33432
  Management Inc. (1987-          Age: 50
     present); President,           [*Deemed to be an
       Director and Chairman of           "interested person"
             Ivy Management Inc. (1992-          of the Trust, as
                    present); Chairman and            defined
under the                     Director of Ivy Mackenzie
1940 Act.]                            Services Corp.(1993-
                                       present); Chairman and
                                           Director of Ivy
Mackenzie
Distributors, Inc. (1994-
      present); Director and
          President of Ivy Mackenzie
                  Distributors, Inc. (1993-
                        1994);  Director and
                          President of The Mackenzie
                                  Funds Inc. (1987-1995);
                                        Trustee of Mackenzie
Series                                                 Trust
(1987-present);
President of Mackenzie
     Series Trust (1987-1996);
            Chairman of Mackenzie
               Series Trust (1996-
               present).

          Joseph G. Rosenthal      Trustee      Chartered
Accountant           110 Jardin Drive                      (1958-
present); Trustee of           Unit #12
  Mackenzie Series Trust           Concord, Ontario Canada
      (1985-present); Director of













          L4K 2T7                               The Mackenzie
Funds Inc.           Age: 62
(1987-1995).

          Richard N. Silverman     Trustee      Director, Newton-
Wellesley           18 Bonnybrook Road
Hospital; Director, Beth           Waban, MA  02168
      Israel Hospital; Director,           Age: 73
              Boston Ballet; Director,
                    Boston Children's Museum;
                           Director, Brimmer and May
                                  School.

          J. Brendan Swan          Trustee      President,
Airspray           4701 North Federal Hwy.
International, Inc.;           Suite 465
  Joint Managing Director,           Pompano Beach, FL  33064
        Airspray International           Age: 67
            B.V. (an environmentally
                  sensitive packaging
                   company); Director of
                      Polyglass LTD.; Director,
                             The Mackenzie Funds Inc.
                                   (1992-1995); Trustee of
                                        Mackenzie Series Trust
                                            (1992-present).

          Keith J. Carlson         Trustee      Senior Vice
President of           700 South Federal Hwy.   and
Mackenzie Investment           Suite 300                President
  Management, Inc. (1996           Boca Raton, FL 33432
      -present); Senior Vice           Age: 40
          President and Director of           [*Deemed to be an
                 Mackenzie Investment           "interested
person"                   Management, Inc. (1994           of the
Trust, as                      -1996); Senior Vice
defined under the                     President and Treasurer of
        1940 Act.]                            Mackenzie
Investment
Management, Inc. (1989-
    1994); Senior Vice
    President and Director of
           Ivy Management Inc. (1994-
                  present); Senior Vice
                     President, Treasurer and
                            Director of Ivy Management
                                    Inc. (1992-1994); Vice
                                        President of The
Mackenzie                                                 Funds
Inc. (1987-1995);
Senior Vice President and
       Director, Ivy Mackenzie
            Services Corp. (1996-
              present); President and
                   Director of Ivy Mackenzie
                          Services Corp. (1993-1996);
                                   Trustee and President of
                                         Mackenzie Series Trust
                                             (1996-present); Vice
                                               President of
Mackenzie












                                                Series Trust
(1994-1996);
Treasurer of Mackenzie
    Series Trust (1985-1994);
           President, Chief Executive
                   Officer and Director of Ivy
                            Mackenzie Distributors,
                                 Inc. (1994-present);
                                   Executive Vice President
                                         and Director of Ivy
                                          Mackenzie Distributors,
                                               Inc. (1993-1994);
Trustee                                                 of
Mackenzie Series Trust
    (1996-present).

          C. William Ferris        Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer    Chief
Financial Officer           Suite 300
and Secretary/Treasurer           Boca Raton, FL  33432
     of Mackenzie Investment           Age: 52
          Management Inc. (1995-
             present); Senior Vice
                President, Finance and
                    Administration/Compliance
                           Officer of Mackenzie
                             Investment Management Inc.
                                     (1989-1994); Senior Vice
                                           President, Secretary/
                                              Treasurer and Clerk
of Ivy                                                 Management
Inc. (1994-
present); Vice President,
       Finance/Administration and
               Compliance Officer of Ivy
                      Management Inc. (1992-
                         1994); Senior Vice
                         President, Secretary/
                            Treasurer and Director of
                                   Ivy Mackenzie Distributors,
                                            Inc. (1994-present);
                                              Secretary/Treasurer
and                                                 Director of
Ivy Mackenzie
Distributors, Inc. (1993-
      1994); President and
        Director of Ivy Mackenzie
               Services Corp. (1996-
                 present); Secretary/
                   Treasurer and Director of
                          Ivy Mackenzie Services
                              Corp. (1993-1996);
                              Secretary/Treasurer of The
                                      Mackenzie Funds Inc. (1993-
                                              1995);
Secretary/Treasurer
 of Mackenzie Series Trust
        (1994-present).

          James W. Broadfoot       Vice         Executive Vice
President,












          700 South Federal Hwy.   President    Ivy Management
Inc. (1996-          Suite 300
present); Senior Vice           Boca Raton, FL  33432
   President, Ivy Management,           Age: 54
           Inc. (1992-1996); Director
                   and Senior Vice President,
                           Mackenzie Investment
                             Management Inc. (1995-
                                present); Senior Vice
                                   President, Mackenzie
                                     Investment Management Inc.
                                             (1990-1995).


               PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

               Employees of IMI are permitted to make personal
securities           transactions, subject to the requirements
and restrictions set           forth in IMI's Code of Ethics.
The Code of Ethics is designed to           identify and address
certain conflicts of interest between           personal
investment activities and the interests of investment
advisory clients such as the Fund.  Among other things, the Code of Ethics, which generally complies with standards
recommended by           the Investment Company Institute's
Advisory Group on Personal           Investing, prohibits certain
types of transactions absent prior           approval, applies to
portfolio managers, traders, research           analysts and
others involved in the investment advisory process,           and
imposes time periods during which personal transactions may
   not be made in certain securities, and requires the submission
of           duplicate broker confirmations and monthly reporting
of           securities transactions.  Exceptions to these and
other           provisions of the Code of Ethics may be granted
in particular           circumstances after review by appropriate
personnel.


































                                  COMPENSATION TABLE
                                       IVY FUND
                        (FISCAL YEAR ENDED DECEMBER 31, 1996)


TOTAL                                        PENSION OR
    COMPENSA-                                       RETIREMENT
           TION FROM
BENEFITS   ESTIMATED      TRUST AND
AGGREGATE  ACCRUED AS ANNUAL         FUND COM-
       COMPENSA-  PART OF    BENEFITS       PLEX PAID
NAME,             TION       FUND       UPON           TO
   POSITION          FROM TRUST EXPENSES   RETIREMENT
TRUSTEES

          John S.           $7,419     N/A        N/A
$10,000            Anderegg, Jr.
          (Trustee)

          Paul H.           $7,419     N/A        N/A
$10,000            Broyhill
          (Trustee)

          Keith J.          $0         N/A        N/A
$0            Carlson[**]
          (Trustee and
           President)

          Stanley           $4,949     N/A        N/A
$10,000             Channick[*]
          (Trustee)

          Frank W.          $7,419     N/A        N/A
$10,000            DeFriece, Jr.
          (Trustee)

          Roy J.            $7,419     N/A        N/A
$10,000            Glauber[*]
          (Trustee)

          Michael G.        $0         N/A        N/A
$0            Landry
          (Trustee and
           Chairman of
           the Board)

          Joseph G.         $7,419     N/A        N/A
$10,000            Rosenthal
          (Trustee)

          Richard N.        $10,000    N/A        N/A
$10,000            Silverman
          (Trustee)















          J. Brendan        $7,419     N/A        N/A
$10,000            Swan
           (Trustee)

          C. William        $0         N/A        N/A
$0            Ferris
           (Secretary/Treasurer)

          [*]  Appointed as a Trustee of the Trust at a meeting
of the                Board held on February 10, 1996.

          [**] Appointed as a Trustee of the Trust at a meeting
of the                Board held on December 7, 1996.

               As of April 3, 1997, the Officers and Trustees of
the Trust           as a group owned beneficially or of record
less than 1% of the           outstanding Class A, Class B, Class
C and Class I shares of any           of the Funds.
















































                       INVESTMENT ADVISORY AND OTHER SERVICES

          BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

               IMI provides business management and investment
advisory           services to each Fund pursuant to a Business
Management and           Investment Advisory Agreement (the
"Agreement").  The Agreement           was approved by the
respective sole shareholder of Ivy Bond Fund           on
December 31, 1994 and of Ivy Emerging Growth Fund on April 30,
      1993 and by the respective shareholders of Ivy Growth Fund
and           Ivy Growth with Income Fund on December 30, 1991.
Prior to the           approval by the respective shareholders or
sole shareholder of           each Fund, the Agreement was
approved on September 29, 1994 with           respect to Ivy Bond
Fund, on February 19, 1993 with respect to           Ivy Emerging
Growth Fund and October 28, 1991 with respect to Ivy
Growth Fund and Ivy Growth with Income Fund by the Board,
 including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor
have any           direct or indirect financial interest in the
operation of the           distribution plan (see "Distribution
Services") or in any related           agreement (the
"Independent Trustees").

               Until December 31, 1994, MIMI served as the
investment           adviser to Ivy Bond Fund, which Fund was a
series of Mackenzie           Series Trust until it was
reorganized as a series of the Trust on           December 31,
1994.  On December 31, 1994, MIMI's interest in the
Agreement with respect to Ivy Bond Fund was assigned by MIMI to
       IMI, which is a wholly owned subsidiary of MIMI.  The
provisions           of the Agreement remain unchanged by IMI's
succession to MIMI           thereunder.  MIMI, a Delaware
corporation, has approximately 10%           of its outstanding
common stock listed for trading on the TSE.            MIMI is a
subsidiary of Mackenzie Financial Corporation ("MFC"),
150 Bloor Street West, Toronto, Ontario, Canada, a public
 corporation organized under the laws of Ontario whose shares are listed for trading on The TSE.  MFC is registered in
Ontario as a           mutual fund dealer and advises Ivy Canada
Fund and Ivy Global           Natural Resources Fund.  IMI
currently acts as manager and           investment adviser to the
following additional investment           companies registered
under the 1940 Act (other than the Funds):            Ivy China
Region Fund, Ivy Global Fund, Ivy International Fund,
Ivy Latin America Strategy Fund, Ivy New Century Fund, Ivy
  International Bond Fund, Ivy Global Science & Technology Fund,
        Ivy International Small Companies Fund, Ivy International
Fund II           (expected effective date of May 13, 1997), Ivy
Asia Pacific Fund,           Ivy Pan-Europe Fund (expected
effective date of May 13, 1997) and           Ivy Money Market
Fund.

               The Agreement obligates IMI to make investments
for the           accounts of each Fund in accordance with its
best judgment and           within the investment objectives and
restrictions set forth in           the Prospectus, the 1940 Act
and the provisions of the Code           relating to regulated
investment companies, subject to policy           decisions
adopted by the Board. IMI also determines the securities to be purchased or sold by these Funds and places orders with brokers or dealers who deal in such
securities.
               Under the Agreement, IMI also provides certain
business           management services.  IMI is obligated to (1)
coordinate with           each Fund's Custodian and monitor the
services it provides to           that Fund; (2) coordinate with
and monitor any other third           parties furnishing services
to each Fund; (3) provide each Fund           with necessary
office space, telephones and other communications
facilities as are adequate for the particular Fund's needs;
   (4) provide the services of individuals competent to perform administrative and clerical functions that are not
performed by           employees or other agents engaged by the
particular Fund or by           IMI acting in some other capacity
pursuant to a separate           agreement or arrangements with
the Fund; (5) maintain or           supervise the maintenance by
third parties of such books and           records of the Trust as
may be required by applicable Federal or           state law; (6)
authorize and permit IMI's directors, officers and
employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take
such other           action with respect to the Trust, after
approval by the Trust as           may be required by applicable
law, including without limitation           the rules and
regulations of the SEC and of state securities commissions and other regulatory agencies.

               Ivy Bond Fund pays IMI a monthly fee for providing
business           management and investment advisory services at
an annual rate of           0.75% of the first $100 million of
the Fund's average net assets,           reduced to 0.50% of the
Fund's average net assets in excess of           $100 million.
Ivy Emerging Growth Fund and Ivy Growth Fund each           pay
IMI a monthly fee for providing business management and investment advisory services at an annual rate of 0.85% of each
        Fund's average net assets.  Ivy Growth with Income Fund
pays IMI           a monthly fee for providing business
management and investment           advisory services at an
annual rate of 0.75% of the Funds average           net assets.

               For the fiscal year ended June 30, 1994, for the
six-month           period ended December 31, 1994 and for the
fiscal years ended           December 31, 1995 and 1996, Ivy Bond
Fund paid IMI $984,110,           $445,111 and $848,778 and
$781,647, respectively (of which IMI           reimbursed $0,
$10,764 and $2,615 and $0, respectively, pursuant           to
required expense limitations).

               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy Emerging Growth Fund paid IMI
$168,819, $318,186 and           $657,579, respectively (of which
IMI reimbursed $3,923, $0 and           $0, respectively,
pursuant to voluntary expense limitations).

               For the fiscal years ended December 31, 1994, 1995
and 1996,           Ivy Growth Fund paid IMI $2,133,471,
$2,278,390 and $2,608,378,           respectively (of which IMI
reimbursed $285,510, $11,680 and           $12,486, respectively,
pursuant to voluntary expense           limitations).













               For the fiscal years ended December 31, 1994, 1995
and 1996,           Ivy Growth with Income Fund paid IMI
$277,991, $515,787 and           $629,322, respectively.

               Under the Agreement, the Trust pays the following
expenses:           (1) the fees and expenses of the Trust's
Independent Trustees;           (2) the salaries and expenses of
any of the Trust's officers or           employees who are not
affiliated with IMI; (3) interest expenses;           (4) taxes
and governmental fees, including any original issue
taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions
and           other expenses incurred in acquiring or disposing
of portfolio           securities; (6) the expenses of
registering and qualifying shares           for sale with the SEC
and with various state securities           commissions; (7)
accounting and legal costs; (8) insurance           premiums; (9)
fees and expenses of the Trust's Custodian and           Transfer
Agent and any related services; (10) expenses of
obtaining quotations of portfolio securities and of pricing
   shares; (11) expenses of maintaining the Trust's legal
existence           and of shareholders' meetings; (12) expenses
of preparation and           distribution to existing
shareholders of periodic reports, proxy           materials and
prospectuses; and (13) fees and expenses of           membership
in industry organizations.

               IMI currently limits Ivy Emerging Market Fund's
total           operating expenses (excluding Rule 12b-1 fees,
interest, taxes,           brokerage commissions, litigation and
indemnification expenses,           and other extraordinary
expenses) to an annual rate of 1.95% of           the Fund's
average net assets, which may lower that Fund's
expenses and increase its yield.  The Fund's expense limitation may be terminated or revised at any time, at which time
its           expenses may increase and its yield may be
reduced.

               On August 23-24, 1996, the Board (including a
majority of           the Independent Trustees) last approved the
continuance of the           Agreement with respect to each of
Ivy Bond Fund, Ivy Emerging           Growth Fund, Ivy Growth
Fund and Ivy Growth with Income Fund.            Each Agreement
will continue in effect with respect to each Fund           from
year to year, or for more than the initial period, as the
 case may be, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of
the           Independent Trustees and (ii) either (a) by the
vote of a           majority of the outstanding voting securities
(as defined in the           1940 Act) of the particular Fund or
(b) by the vote of a majority           of the entire Board.  If
the question of continuance of the           Agreements (or
adoption of any new agreement) is presented to
shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the
outstanding           voting securities of the particular Fund.
See "Capitalization           and Voting Rights."

               Each Agreement may be terminated with respect to a
         particular Fund at any time, without payment of any
penalty, by           the vote of a majority of the Board, or by
a vote of a majority












          of the outstanding voting securities of that Fund, on
60 days'           written notice to IMI, or by IMI on 60 days'
written notice to           the Trust.  The Agreement shall
terminate automatically in the           event of its assignment.

          DISTRIBUTION SERVICES

               IMDI, a wholly owned subsidiary of MIMI, serves as
the           exclusive distributor of the Funds' shares pursuant
to an Amended           and Restated Distribution Agreement with
the Trust dated October           23, 1991, as amended from time
to time (the "Distribution           Agreement").  The
Distribution Agreement was last approved by the           Board
on August 25, 1996.  IMDI distributes shares of the Funds
 through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI.  IMDI distributes shares of the
         Funds on a continuous basis, but reserves the right to
suspend or           discontinue distribution on that basis.
IMDI is not obligated to           sell any specific amount of
Fund shares.

               Pursuant to the Distribution Agreement, IMDI is
entitled to           deduct a commission on all Class A Fund
shares sold equal to the           difference, if any, between
the public offering price, as set           forth in the Funds'
then-current prospectus, and the net asset           value on
which such price is based.  Out of that commission, IMDI
may reallow to dealers such concession as IMDI may determine from time to time.  In addition, IMDI is entitled to deduct a
CDSC on           the redemption of Class A shares sold without
an initial sales           charge and Class B and Class C shares,
in accordance with, and in           the manner set forth in, the
Prospectus.

               Under the Distribution Agreement, each Fund bears,
among           other expenses, the expenses of registering and
qualifying its           shares for sale under federal and state
securities laws and           preparing and distributing to
existing shareholders periodic           reports, proxy materials
and prospectuses.

               During the three months ended September 30, 1993,
MIMI           (which was Ivy Bond Fund's distributor at that
time) received           from sales of Class A [FN][Shares of Ivy
Bond Fund outstanding as           of March 31, 1994 were
designated Class A shares of the Fund.]           shares of Ivy
Bond Fund $236,973 in sales commissions, of which
$46,312 was retained after dealers' reallowances.  During the nine months ended June 30, 1994, the six-month period ended
        December 31, 1994 and the fiscal years ended December 31,
1995           and 1996, IMDI received from sales of Class A
shares of Ivy Bond           Fund $343,167, $123,560, $101,081
and $97,905, respectively, in           sales commissions, of
which $65,470, $23,740, $20,028 and           $18,170,
respectively, was retained after dealers' reallowances.
During the period from April 1, 1994 (the date on which Class B shares were first offered for sale to the public) to
December 31,           1994 and during the fiscal years ended
December 31, 1995 and           1996, IMDI received $1,296,
$9,926 and $18,328, respectively, in           CDSCs paid upon
certain redemptions of Class B shares of the












          Fund.  During the period April 30, 1996 (the date on
which Class           C shares were first offered for sale to the
public) to December           31, 1996, IMDI received no CDSCs on
certain redemptions of Class           C shares of the Fund.

               During the fiscal years ended December 31, 1994,
1995 and           1996, IMDI received from sales of Class A
shares of Ivy Emerging           Growth Fund $193,050, $268,012
and $488,492, respectively, in           sales commissions, of
which $31,480, $41,326 and $69,833,           respectively, was
retained after dealers' reallowances.  During           the
fiscal years ended December 31, 1994, 1995 and 1996, IMDI
 received $12,352, $31,687 and $34,776, respectively, in CDSCs paid upon certain redemptions of Class B shares of the
Fund.            During the period April 30, 1996 (the date on
which Class C           shares were first offered for sale to the
public) to December 31,           1996, IMDI received $677 in
CDSCs paid on certain redemptions of           Class C shares of
the Fund.

               During the fiscal years ended December 31, 1994,
1995 and           1996, IMDI received from sales of Class A
shares of Ivy Growth           Fund $70,092, $150,873 and
$$134,278, respectively, in sales           commissions, of which
$10,667, $23,327 and $$20,447,           respectively, was
retained after dealers' reallowances.  During           the
fiscal years ended December 31, 1994, 1995 and 1996, IMDI
 received $4,669, $8,722 and $3,923, respectively, in CDSCs paid upon certain redemptions of Class B shares of the Fund.
During           the period April 30, 1996 (the date on which
Class C shares were           first offered for sale to the
public) to December 31, 1996, IMDI           received no CDSCs on
certain redemptions of Class C shares of the           Fund.

               During the fiscal years ended December 31, 1994,
1995 and           1996, IMDI received from sales of Class A
shares of Ivy Growth           with Income Fund $236,691,
$143,107 and $96,130, respectively, in           sales
commissions, of which $37,077, $22,948 and $$15,183,
respectively, was retained after dealers' re-allowances.  During the fiscal year ended December 31, 1994, IMDI received no
CDSCs            on certain redemptions of Class B shares of the
Fund.  During the           fiscal years ended December 31, 1995
and 1996, IMDI received           $26,361 and $29,227,
respectively, in CDSCs on certain           redemptions of Class
B shares of the Fund.  During the period           April 30, 1996
(the date on which Class C shares were first           offered
for sale to the public) to December 31, 1996, IMDI received no CDSCs on certain redemptions of Class C shares of the
         Fund.

               Each Distribution Agreement will continue in
effect for           successive one-year periods, provided that
such continuance is           specifically approved at least
annually by the vote of a majority           of the Independent
Trustees, cast in person at a meeting called           for that
purpose and by the vote of either a majority of the
entire Board or a majority of the outstanding voting securities of each Fund.  Each Distribution Agreement may be
terminated with           respect to a particular Fund at any
time, without payment of any












          penalty, by IMDI on 60 days' written notice to the
particular           Fund or by a Fund by vote of either a
majority of the outstanding           voting securities of the
Fund or a majority of the Independent           Trustees on 60
days' written notice to IMDI.  Each Distribution
Agreement shall terminate automatically in the event of its assignment.

               RULE 18F-3 PLAN.  On February 23, 1995, the SEC
adopted Rule           18f-3 under the 1940 Act, which permits a
registered open-end           investment company to issue
multiple classes of shares in           accordance with a written
plan approved by the investment           company's board of
directors/trustees and filed with the SEC.  At           a
meeting held on December 1-2, 1995, the Board adopted a multi-
     class plan (the "Rule 18f-3 plan") on behalf of each Fund.
At a           meeting held on December 7, 1996, the Board last
approved the           Rule 18f-3 plan on behalf of each Fund.
The key features of the           Rule 18f-3 plan are as follows:
(i) shares of each class of a           Fund represent an equal
pro rata interest in that Fund and           generally have
identical voting, dividend, liquidation, and other
rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that
class or in           which the interests of shareholders of one
class differ from the           interests of shareholders of
another class; (ii) subject to           certain limitations
described in the Prospectus, shares of a           particular
class of a Fund may be exchanged for shares of the           same
class of another Ivy or Mackenzie fund; and (iii)  a Fund's
   Class B shares will convert automatically into Class A shares
of           that Fund after a period of eight years, based on
the relative           net asset value of such shares at the time
of conversion.

               RULE 12B-1 DISTRIBUTION PLANS.  The Trust has
adopted on           behalf of each Fund, in accordance with Rule
12b-1 under the 1940           Act, separate Rule 12b-1
distribution plans pertaining to the           Funds' Class A,
Class B and Class C shares (each, a "Plan").  In
adopting each Plan, a majority of the Independent Trustees have concluded in accordance with the requirements of Rule
12b-1 that           there is a reasonable likelihood that each
Plan will benefit each           Fund and its shareholders.  The
Trustees of the Trust believe           that the Plans should
result in greater sales and/or fewer           redemptions of
each Fund's shares, although it is impossible to           know
for certain the level of sales and redemptions of a Fund's
  shares in the absence of a Plan or under an alternative distribution arrangement.

               Under each Plan, each Fund pays IMDI a service
fee, accrued           daily and paid monthly, at the annual rate
of up to 0.25% of the           average daily net assets
attributable to its Class A, Class B or           Class C shares,
as the case may be.  The services for which           service
fees may be paid include, among other things, advising
clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries
concerning the           Fund and assisting shareholders in
changing options or enrolling












          in specific plans.  Pursuant to each Plan, service fee
payments           made out of or charged against the assets
attributable to a           Fund's Class A, Class B or Class C
shares must be in           reimbursement for services rendered
for or on behalf of the           affected class.  The expenses
not reimbursed in any one month may           be reimbursed in a
subsequent month.  The Class A Plan does not           provide
for the payment of interest or carrying charges as distribution expenses.

               Under the Funds' Class B and Class C Plans, each
Fund also           pays IMDI a distribution fee, accrued daily
and paid monthly, at           the annual rate of 0.75% of the
average daily net assets           attributable to its Class B or
Class C shares.  IMDI may reallow           to dealers all or a
portion of the service and distribution fees           as IMDI
may determine from time to time. The distribution fee compensates IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the
Funds'           Class B or Class C shares, including the
printing of prospectuses           and reports for persons other
than existing shareholders and the           preparation,
printing and distribution of sales literature and
advertising materials.  Pursuant to each Class B and Class C
    Plan, IMDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a
regulation           adopted by the SEC.

               Among other things, each Plan provides that (1)
IMDI will           submit to the Board at least quarterly, and
the Trustees will           review, written reports regarding all
amounts expended under the           Plan and the purposes for
which such expenditures were made;           (2) each Plan will
continue in effect only so long as such           continuance is
approved at least annually, and any material           amendment
thereto is approved, by the votes of a majority of the
Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund
under           each Plan shall not be materially increased
without the           affirmative vote of the holders of a
majority of the outstanding           shares of the relevant
class; and (4) while each Plan is in           effect, the
selection and nomination of Trustees who are not
"interested persons" (as defined in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who
are not           "interested persons" of the Trust.

               IMDI may make payments for distribution assistance
and for           administrative and accounting services from
resources that may           include the management fees paid by
a Fund.  IMDI also may make           payments (such as the
service fee payments described above) to           unaffiliated
broker-dealers for services rendered in the
distribution of each Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period.
     However, no such payments will be made to any dealer or
broker if           at the end of each year the amount of shares
held does not exceed           a minimum amount.  The minimum
holding period and minimum level           of holdings will be
determined from time to time by IMDI.












               A report of the amount expended pursuant to each
Plan, and           the purposes for which such expenditures were
incurred, must be           made to the Board for its review at
least quarterly.

               During the fiscal year ended June 30, 1994, the
six-month           period ended December 31, 1994 and the fiscal
year ended December           31, 1995 and 1996, Ivy Bond Fund
paid IMDI $327,497, $146,362,           $273,837 and $247,382,
respectively, pursuant to the Class A           plan.  During the
period from April 1, 1994 (the date on which           Class B
shares of Ivy Bind Fund were first offered for sale to
the public) to June 30, 1994, the six-month period ended December
         31, 1994 and the fiscal years ended December 31, 1995
and 1996,           Ivy Bond Fund paid IMDI [$693, $7,469 $36,359
and $50,248,]           respectively, pursuant to the Class B
plan.  During the period           April 30, 1996 (the date on
which Class C shares of Ivy Bond Fund           were first
offered for sale to the public) to December 31, 1996, Ivy Bond Fund paid IMDI $2,093 pursuant to the Class C plan.

               During the fiscal years ended December 31, 1994,
1995 and           1996, the Fund paid IMDI $41,576, $70,182 and
$130,888,           respectively, pursuant to the Class A Plan.
During the fiscal           years ended December 31, 1994, 1995
and 1996, Ivy Emerging Growth           Fund paid IMDI $32,179,
$93,593 and $240,031, respectively,           pursuant to the
Class B Plan.  During the period April 30, 1996           (the
date on which Class C shares of Ivy Emerging Growth Fund
were first offered for sale to the public) to December 31, 1996,
        Ivy Emerging Growth Fund paid IMDI $10,082 pursuant to
the Class           C plan.

               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy Growth Fund paid IMDI $89,478,
$115,730 and $153,152,           respectively, pursuant to the
Class A Plan.  During the fiscal           years ended December
31, 1994, 1995 and 1996, Ivy Growth Fund           paid IMDI
$6,983, $20,164 and $32,851, respectively, pursuant to
the Class B Plan.  During the period April 30, 1996 (the date on which Class C shares of Ivy Growth Fund were first
offered for           sale to the public) to December 31, 1996,
Ivy Growth Fund paid           IMDI $297 pursuant to the Class C
plan.

               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy Growth with Income Fund paid IMDI
$34,975, $105,143 and           $126,322, respectively, pursuant
to the Class A plan.  During the           fiscal years ended
December 31, 1994, 1995 and 1996, Ivy Growth           with
Income Fund paid IMDI $38,866, $76,355 and $114,350,
respectively, pursuant to the Class B Plan.  During the period
      April 30, 1996 (the date on which Class C shares of Ivy
Growth           with Income Fund were first offered for sale to
the public) to           December 31, 1996, Ivy Growth with
Income Fund paid IMDI $2,093           pursuant to the Class C
plan.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           Bond Fund:  advertising, $17,258;
printing and mailing of           prospectuses to persons other
than current shareholders, $22,910;












          compensation to dealers, $47,132; compensation to sales
         personnel,$150,772; seminars and meetings, $11,784;
travel and           entertainment, $25,517; general and
administrative, $98,574;           telephone, $4,105; and
occupancy and equipment rental,           $8,800.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           Bond Fund:  advertising, $876; printing
and mailing of           prospectuses to persons other than
current shareholders, $1,163;           compensation to dealers,
$2,393; compensation to sales           personnel,$7,655;
seminars and meetings, $598; travel and           entertainment,
$1,296; general and administrative, $5,005;           telephone,
$208; and occupancy and equipment rental, $447.

               During the period from April 30, 1996 (the date on
which           Class C shares of Ivy Bond Fund were first
offered for sale to           the public) to December 31, 1996,
IMDI expended the following           amounts in marketing Class
C shares of Ivy Bond Fund:            advertising, $36; printing
and mailing of prospectuses to persons           other than
current shareholders, $48; compensation to dealers, $100; compensation to sales personnel,$319; seminars and meetings, $25; travel and entertainment, $54; general and administrative, $208; telephone, $9; and occupancy and equipment rental, $19.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           Emerging Growth Fund:  advertising,
$9,484; printing and mailing           of prospectuses to persons
other than current shareholders,           $24,286; compensation
to dealers, $97,151; compensation to sales personnel,$80,452; seminars and meetings, $24,288; travel and entertainment, $13,946; general and administrative, $46,004;
         telephone, $2,246; and occupancy and equipment rental, $4,910.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           Emerging Growth Fund:  advertising,
$4,348; printing and mailing           of prospectuses to persons
other than current shareholders,           $11,135; compensation
to dealers, $44,542; compensation to sales personnel,$36,885; seminars and meetings, $11,135; travel and entertainment, $6,394; general and administrative, $21,092;
        telephone, $1,030; and occupancy and equipment rental, $2,251.

               During the period April 30, 1996 (the date on
which Class C           shares of Ivy Emerging Growth Fund were
first offered for sale to           the public) to December 31,
1996, IMDI expended the following           amounts in marketing
Class C shares of Ivy Emerging Growth Fund:
advertising, $183; printing and mailing of prospectuses to
  persons other than current shareholders, $468; compensation to dealers, $1,871; compensation to sales personnel,$1,549;
seminars           and meetings, $468; travel and entertainment,
$269; general and












          administrative, $886; telephone, $43; and occupancy and
equipment           rental, $95.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           Growth Fund:  advertising, $53,668;
printing and mailing of           prospectuses to persons other
than current shareholders, $56,119;           compensation to
dealers, $115,522; compensation to sales
personnel,$462,760; seminars and meetings, $28,881; travel and entertainment, $79,205; general and administrative,
$291,709;           telephone, $12,719; and occupancy and
equipment rental,           $27,455.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           Growth Fund:  advertising, $582;
printing and mailing of           prospectuses to persons other
than current shareholders, $609;           compensation to
dealers, $1,254; compensation to sales
personnel,$5,021; seminars and meetings, $313; travel and entertainment, $859; general and administrative, $3,165; telephone, $138; and occupancy and equipment rental, $298.

               During the period April 30, 1996 (the date on
which Class C           shares of Ivy Growth Fund were first
offered for sale to the           public) to December 31, 1996,
IMDI expended the following amounts           in marketing Class
C shares of Ivy Growth Fund:  advertising, $5;           printing
and mailing of prospectuses to persons other than
current shareholders, $5; compensation to dealers, $11; compensation to sales personnel,$45; seminars and meetings, $3;
       travel and entertainment, $8; general and administrative,
$28;           telephone, $1; and occupancy and equipment rental,
$3.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           Growth with Income Fund:  advertising,
$10,965; printing and           mailing of prospectuses to
persons other than current           shareholders, $12,055;
compensation to dealers, $55,582;           compensation to sales
personnel,$94,776; seminars and meetings,           $13,895;
travel and entertainment, $16,188; general and administrative, $60,038; telephone, $2,600; and occupancy and equipment rental, $5,608.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           Growth with Income Fund:  advertising,
$2,039; printing and           mailing of prospectuses to persons
other than current           shareholders, $2,242; compensation
to dealers, $10,337;           compensation to sales
personnel,$17,625; seminars and meetings,           $2,584;
travel and entertainment, $3,010; general and administrative, $11,165; telephone, $484; and occupancy and equipment rental, $1,043.

               During the period April 30, 1996 (the date on
which Class C           shares of Ivy Growth with Income Fund
were first offered for sale












          to the public) to December 31, 1996, IMDI expended the
following           amounts in marketing Class C shares of Ivy
Growth with Income           Fund:  advertising, $1; printing and
mailing of prospectuses to           persons other than current
shareholders, $2; compensation to           dealers, $7;
compensation to sales personnel, $12; seminars and meetings, $2; travel and entertainment, $2; general and administrative, $8; telephone, $0; and occupancy and equipment rental, $1.

               Each Plan may be amended at any time with respect
to the           class of shares of the Fund to which the Plan
relates by vote of           the Trustees, including a majority
of the Independent Trustees,           cast in person at a
meeting called for the purpose of considering           such
amendment.  Each Plan may be terminated at any time with
respect to the class of shares of the particular Fund to which the Plan relates, without payment of any penalty, by vote
of a           majority of the Independent Trustees, or by vote
of a majority of           the outstanding voting securities of
that class.

               If the Distribution Agreement or the Distribution
Plans are           terminated (or not renewed) with respect to
any of the Ivy           Mackenzie Funds (or class of shares
thereof) ,each may continue           in effect with respect to
any other fund (or Class of shares           thereof) as to which
they have not been terminated (or have been           renewed).


          CUSTODIAN

               Pursuant to a Custodian Agreement with the Trust,
Brown           Brothers Harriman & Co. (the "Custodian"), a
private bank and           member of the principal securities
exchanges, located at 40 Water           Street, Boston,
Massachusetts 02109 (the "Custodian"), maintains
custody of the assets of each Fund held in the United States.
      Rules adopted under the 1940 Act permit the Trust to
maintain its           foreign securities and cash in the custody
of certain eligible           foreign banks and securities
depositories.  Pursuant to those           rules, Brown Brothers
has entered into subcustodial agreements           for the
holding of each Fund's foreign securities.  With respect
to each Fund, Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage
business,           subject to its ability to provide best price
and execution.

          FUND ACCOUNTING SERVICES

               Pursuant to a Fund Accounting Services Agreement,
MIMI           provides certain accounting and pricing services
for each Fund.            As compensation for those services, Ivy
Bond Fund pays MIMI a           monthly fee plus out-of-pocket
expenses as incurred.  The monthly           fee is based upon
the net assets of the particular Fund at the           preceding
month end at the following rates:  $1,000 when the net
assets are less than $20 million; $1,500 when the net assets are
        $20 to $75 million; $4,000 when the net assets are $75 to
$100           million; and $6,000 when the net assets are over
$100 million.              As compensation for those services,
Ivy Growth Fund, Ivy Growth












          with Income Fund and Ivy Emerging Growth Fund each pays
MIMI a           monthly fee plus out-of-pocket expenses as
incurred.  The monthly           fee is based upon the net assets
of the particular Fund at the           preceding month end at
the following rates: $1,250 when net           assets are $10
million and under; $2,500 when net assets are $20           over
$10 million to $40 million; $5,000 when net assets are over
   $40 million to $75 million; and $6,500 when net assets are
over           $75 million.

               For the fiscal year ended June 30, 1994, the six
months           ended December 31, 1994 and the fiscal years
ended December 31,           1995 and 1996, Ivy Bond Fund paid
$85,737, $45,015, $102,160 and           $95,017, respectively,
to MIMI under such agreement.  During the           fiscal years
ended December 31, 1994, 1995 and 1996, Ivy Emerging
Growth Fund paid MIMI $31,948, $45,324 and $89,558, respectively, under such agreement.  During the fiscal years ended
December 31,           1994, 1995 and 1996, Ivy Growth Fund paid
MIMI $103,232, $103,945           and $131,740, respectively
under such agreement.  During the           fiscal years ended
December 31, 1994, 1995 and 1996, Ivy Growth           with
Income Fund paid MIMI $33,702, $60,915 and $87,182,
respectively, pursuant to such agreement.

          TRANSFER AGENT AND DIVIDEND PAYING AGENT

               Pursuant to a Transfer Agency and Shareholder
Service           Agreement, IMSC, a wholly owned subsidiary of
MIMI, is the           transfer agent for each Fund.  Each Fund
(except for Ivy Bond           Fund) pays a monthly fee at an
annual rate of $20.00 per open           account.  Ivy Bond Fund
pays $20.75 per open account for Class A,           Class B and
Class C and $10.25 per open account for Class I.  In
addition, each Fund pays a monthly fee at an annual rate of $4.48 per account that is closed plus certain out-of-pocket
expenses.            Such fees and expenses for the fiscal year
ended December 31,           1996 for Ivy Bond Fund, Ivy Emerging
Growth Fund, Ivy Growth Fund           and Ivy Growth with Income
Fund totalled $189,205, $206,456,           $897,128 and
$233,399, respectively.  Certain broker-dealers that
maintain shareholder accounts with a Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account
were opened           by their beneficial owners directly.  IMSC
pays such broker-          dealers a per account fee for each
open account within the           omnibus account, or a fixed
rate (e.g., .10%) fee, based on the           average daily net
asset value of the omnibus account (or a           combination
thereof).

          ADMINISTRATOR

               Pursuant to an Administrative Services Agreement,
MIMI           provides certain administrative services to each
Fund.  As           compensation for these services, each Fund
(except for Ivy Bond           Fund with respect to its Class I
shares only) pays MIMI a monthly           fee at the annual rate
of .10% of that Fund's average daily net           assets.  Ivy
Bond Fund pays MIMI a monthly fee at the annual rate












          of .01% of its average daily net assets for Class I.
Such fees           for the fiscal year ended December 31, 1996
for Ivy Bond Fund,           Ivy Emerging Growth Fund, Ivy Growth
Fund and Ivy Growth with           Income Fund totalled $104,220,
$77,362, $306,868 and $74,038,           respectively.

               Outside of providing administrative services to
the Trust,           as described above, MIMI may also act on
behalf of IMDI in paying           commissions to broker-dealers
with respect to sales of Class B           and Class C shares of
each Fund.

          AUDITORS

               Coopers & Lybrand L.L.P., independent certified
public           accountants, 200 East Las Olas Boulevard, Suite
1700, Ft.           Lauderdale, Florida 33301, has been selected
as auditors for the           Trust.  The audit services
performed by Coopers & Lybrand L.L.P.,           include audits
of the annual financial statements of each of the           funds
of the Trust.  Other services provided principally relate
 to filings with the SEC and the preparation of the Funds' tax returns.

                           CAPITALIZATION AND VOTING RIGHTS

               Ivy Bond Fund results from a reorganization of
Mackenzie           Fixed Income Trust, a series of Mackenzie
Series Trust, which           reorganization was approved by
shareholders of the Fund on           December 15, 1994.  The
capitalization of the Trust consists of           an unlimited
number of shares of beneficial interest (no par           value
per share).  When issued, shares of each class of each Fund
   are fully paid, non-assessable, redeemable and fully transferable. No class of shares of a Fund has preemptive rights or subscription rights.

               The Amended and Restated Declaration of Trust
permits the           Trustees to create separate series or
portfolios and to divide           any series or portfolio into
one or more classes.  The Trustees           have authorized
eighteen series, each of which represents a fund.            The
Trustees have further authorized the issuance of Classes A, B and C for Ivy Global Fund, Ivy Growth Fund, Ivy Emerging
Growth           Fund, Ivy Growth with Income Fund, Ivy Money
Market Fund, Ivy           China Region Fund, Ivy Latin America
Strategy Fund, Ivy New           Century Fund, Ivy International
Fund, Ivy Canada Fund, Ivy Bond           Fund, Ivy Global
Science & Technology Fund, Ivy Global Natural           Resources
Fund, Ivy International Small Companies Fund, Ivy Asia
Pacific Fund, Ivy International Fund II (expected effective date of May 13, 1997), Ivy Pan-Europe Fund (expected effective
date of           May 13, 1997) and Ivy International Bond Fund,
as well Class I           for Ivy International Fund, Ivy
International Fund II (expected           effective date of May
13, 1997), Ivy Global Science & Technology           Fund, Ivy
International Small Companies Fund and Ivy Bond Fund,
and Class D for Ivy Growth with Income Fund. [FN][The Class D shares of Ivy Growth with Income Fund were initially issued
as           "Ivy Growth with Income Fund -- Class C" to
shareholders of












          Mackenzie Growth & Income Fund, a former series of the
Company,           in connection with the reorganization between
that fund and Ivy           Growth with Income Fund, and are not
offered for sale to the           public.  On February 29, 1996,
the Trustees of the Trust resolved           by written consent
to establish a new class of shares designated           as "Class
C" for all Ivy Fund portfolios, and to redesignate the
shares of beneficial interest of "Ivy Growth with Income Fund--
      Class C" as shares of beneficial interest of "Ivy Growth
with           Income Fund--Class D," which establishment and
redesignation,           respectively, became effective on April
30, 1996. The voting,           dividend, liquidation and other
rights, preferences, powers,           restrictions, limitations,
qualifications, terms and conditions           of the Class D
shares of Ivy Growth with Income Fund, as set           forth in
Ivy Fund's Declaration of Trust, as amended from time to time, will not be changed by this redesignation.]

               Shareholders have the right to vote for the
election of           Trustees of the Trust and on any and all
matters on which they           may be entitled to vote by law or
by the provisions of the           Trust's By-Laws.  The Trust is
not required to hold a regular           annual meeting of
shareholders, and it does not intend to do so.            Shares
of each class of each Fund entitle their holders to one
vote per share (with proportionate voting for fractional shares).
          shareholders of a Fund are entitled to vote alone on
matters that           only affect that Fund, only the are
entitled to vote.  All           classes of shares of a Fund will
vote together, except with           respect to the distribution
plan applicable to that Fund's           Class A, Class B or
Class C shares or when a class vote is           required by the
1940 Act.  On matters relating to all funds of           the
Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required.  Approval of an investment advisory agreement and a change in fundamental
         policies would be regarded as matters requiring separate
voting           by the shareholders of each fund of the Trust.
If the Trustees           determine that a matter does not affect
the interests of a Fund,           then the shareholders of that
Fund will not be entitled to vote           on that matter.
Matters that affect the Trust in general, such           as
ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

               As used in this SAI and the Prospectus, the phrase
"majority           vote of the outstanding shares" of a Fund
means the vote of the           lesser of:  (1) 67% of the shares
of that Fund (or of the Trust)           present at a meeting if
the holders of more than 50% of the           outstanding shares
are present in person or by proxy; or (2) more           than 50%
of the outstanding shares of that Fund (or of the Trust).

               With respect to the submission to shareholder vote
of a           matter requiring separate voting by a Fund, the
matter shall have           been effectively acted upon with
respect to that Fund if a           majority of the outstanding
voting securities of that Fund votes           for the approval
of the matter, notwithstanding that:  (1) the












          matter has not been approved by a majority of the
outstanding           voting securities of any other fund of the
Trust; or (2) the           matter has not been approved by a
majority of the outstanding           voting securities of the
Trust.

               The Amended and Restated Declaration of Trust
provides that           the holders of not less than two-thirds
of the outstanding shares           of the Trust may remove a
person serving as trustee either by           declaration in
writing or at a meeting called for such purpose.            The
Trustees are required to call a meeting for the purpose of
  considering the removal of a person serving as Trustee if
   requested in writing to do so by the holders of not less than
10%           of the outstanding shares of the Trust.
Shareholders will be           assisted in communicating with
other shareholders in connection           with the removal of a
Trustee as if Section 26(c) of the Act were           applicable.

               The Trust's shares do not have cumulative voting
rights and           accordingly the holders of more than 50% of
the outstanding           shares could elect the entire Board, in
which case the holders of           the remaining shares would
not be able to elect any Trustees.

               To the knowledge of the Trust, as of March 31,
1997, no           shareholder owned beneficially or of record 5%
or more of any           Fund's outstanding Class A shares.

               To the knowledge of the Trust, as of March 31,
1997, no           shareholder owned beneficially or of record 5%
or more of any           Fund's outstanding Class B shares,
except that: of the           outstanding Class B shares of Ivy
Bond Fund, Merrill Lynch Pierce           Fenner & Smith, 4800
Deer Lake Drive E, 3rd Floor, Jacksonville,           FL 32246,
owned of record 37,887.000 shares (6.03%); of the
outstanding Class B shares of Ivy  Emerging Growth Fund, Merrill
        Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive E, 3rd
Floor,           Jacksonville, FL 32246, owned of record
192,598.000 shares           (12.60%); and of the outstanding
Class B shares of Ivy Growth           Fund, IBT (custodian) FBO
G. Pattyson, P.O. Box 11, Terrace Bay,           Ontario, Canada
POT 2WO, owned of record 16,058.530 shares           (7.38%).

               To the knowledge of the Trust, as of March 31,
1997, no           shareholder owned beneficially or of record 5%
or more of any           Fund's outstanding Class C shares,
except that: of the           outstanding Class C shares of Ivy
Bond Fund, Eva Realty Company,           3450 N Lake Shore Drive
#3806, Chicago, IL 60657, owned of record           32,617.075
shares (28.97%), Merrill Lynch Pierce Fenner & Smith,
4800 Deer Lake Drive E, 3rd Floor, Jacksonville, FL 32246, owned of record 26,158,000 shares (23.23%), and Painewebber FBO
         Hofstein & Widman PC 401(k) PSP, 1601 Market Street,
Suite #700,           Philadelphia, PA 19103, owned of record
5,979.029 shares (5.31%);           of the outstanding Class C
shares of Ivy  Emerging Growth Fund,           Merrill Lynch
Pierce Fenner & Smith, 4800 Deer Lake Drive E, 3rd
Floor, Jacksonville, FL 32246, owned of record 88,670.000 shares
        (34.83%); of the outstanding Class C shares of Ivy Growth
Fund,












          Wexford Clearing Services Corp FBO Rafter L. Cattle
Co., HRC 77           #441, Uvalde, TX 78801, owned of record
4,496.509 shares           (81.59%), Antionette Tafrow, 64
Barbara Drive, Trenton, NJ 08619,           owned of record
293.300 (5.32%), and The Ohio Company FBO J.           Finnigan,
155 East Broad Street, Columbus, OH 45255, owned of
record 276.243 shares (5.01%); and of the outstadning Class C shares of Ivy Growth with Income Fund, Anthony L. and Marie
E.           Bassano JT TEN, 8934 Bari Court, Port Richie, FL
34668, owned of           record 2,833.174 shares (47.54%),
Marsha L. Yarbrough, Route 2,           Box 548, West Blocton, AL
36184, owned of record 1,727.854 shares           (28.99%), and
IBT (custodian) FBO Royce G. Darby, 4760 S 35th           Street,
Greenfield, WI 53221, owned of record 881.587
(14.79%).

               As of March 31, 1997, there were no Class I shares
of Ivy           Bond Fund outstanding.

               Under Massachusetts law, the Trust's shareholders
could,           under certain circumstances, be held personally
liable for the           obligations of the Trust.  However, the
Amended and Restated           Declaration of Trust disclaims
liability of the shareholders,           Trustees or officers of
the Trust for acts or obligations of the           Trust, which
are binding only on the assets and property of the
Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the
Trust           or its Trustees.  The Amended and Restated
Declaration of Trust           provides for indemnification out
of Fund property for all loss           and expense of any
shareholder of a Fund held personally liable           for the
obligations of that Fund.  The risk of a shareholder of
the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust
itself           would be unable to meet its obligations and,
thus, should be           considered remote.  No series of the
Trust is liable for the           obligations of any other series
of the Trust.  However, because           the Prospectus pertains
to more than one Fund, it is possible           that one of the
Funds to which the Prospectus pertains might           become
liable for any misstatement, inaccuracy, or incomplete disclosure in the Prospectus concerning any other Fund to which the Prospectus pertains.

                                   NET ASSET VALUE

               The share price, or value, for the separate
Classes of           shares of a Fund is called the net asset
value per share.  The           net asset value per share of a
Fund is computed by dividing the           value of the assets of
that Fund, less its liabilities, by the           number of
shares of the particular Fund outstanding.  For
purposes of determining the aggregate net assets of a Fund, cash and receivables will be valued at their realizable
amounts.  A           security listed or traded on a recognized
stock exchange or           NASDAQ is valued at its last sale
price on the principal exchange           on which the security
is traded.  The value of a foreign security           is
determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that
is earlier,           and that value is then converted into its
U.S. dollar equivalent           at the foreign exchange rate in
effect at noon, Eastern time, on           the day the value of
the foreign security is determined.  If no           sale is
reported at that time, the average between the current
bid and asked price is used.  All other securities for which OTC market quotations are readily available are valued at the
average           between the current bid and asked price.
Interest will be           recorded as accrued.  Securities and
other assets for which           market prices are not readily
available are valued at fair value           as determined by IMI
and approved in good faith by the Board.            Money market
instruments of the Fund are valued at amortized           cost,
which approximates money market value.

               A Fund's liabilities are allocated between its
Classes.  The           total of such liabilities allocated to a
Class plus that Class's           distribution fee and any other
expenses specially allocated to           that Class are then
deducted from the Class's proportionate           interest in
that Fund's assets, and the resulting amount for each Class is divided by the number of shares of that Class outstanding to produce the net asset value per share.

               Portfolio securities are valued and net asset
value per           share is determined as of the close of
regular trading on the           Exchange (normally 4:00 p.m.,
eastern time), every Monday through           Friday (exclusive
of national business holidays).  The Trust's           offices
will be closed, and net asset value will not be
calculated, on the following national business holidays:  New
     Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.            On those days when either or both of the Funds'
Custodian or the           Exchange close early as a result of
such day being a partial           holiday or otherwise, the
Trust reserves the right to advance the           time on that
day by which purchase and redemption requests must           be
received.

               When a Fund writes an option, an amount equal to
the premium           received by that Fund is included in that
Fund's Statement of           Assets and Liabilities as an asset
and as an equivalent           liability.  The amount of the
liability will be subsequently           marked-to-market daily
to reflect the current market value of the           option
written.  The current market value of a written option is
 the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

               The premium paid by a Fund for the purchase of a
call or a           put option will be deducted from its assets
and an equal amount           will be included in the asset
section of that Fund's Statement of           Assets and
Liabilities as an investment and subsequently adjusted
to the current market value of the option.  For example, if the current market value of the option exceeds the premium
paid, the           excess would be unrealized appreciation and,
conversely, if the           premium exceeds the current market
value, such excess would be           unrealized depreciation.
The current market value of a purchased












          option will be the last sale price on the principal
exchange on           which the option is traded or, in the
absence of a sale, the last           bid price.  If a Fund
exercises a call option which it has           purchased, the
cost of the security which that Fund purchased           upon
exercise will be increased by the premium originally paid.

               The sale of shares of a Fund will be suspended
during any           period when the determination of its net
asset value is suspended           pursuant to rules or orders of
the SEC and may be suspended by           the Board whenever in
its judgment it is in the best interest of           the
particular Fund to do so.

                                  PORTFOLIO TURNOVER

               Each Fund purchases securities that are believed
by IMI to           have above average potential for capital
appreciation.  Common           stocks are disposed of in
situations where it is believed that           potential for such
appreciation has lessened or that other common           stocks
have a greater potential.  Therefore, a Fund may purchase
 and sell securities without regard to the length of time the security is to be, or has been, held.  A change in
securities           held by a Fund is known as "portfolio
turnover" and may involve           the payment by that Fund of
dealer markup or underwriting           commission and other
transaction costs on the sale of securities,           as well as
on the reinvestment of the proceeds in other
securities.  A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio
securities           for the most recently completed fiscal year
by the monthly           average of the value of the portfolio
securities owned by the           Fund during that year.  For
purposes of determining a Fund's           portfolio turnover
rate, all securities whose maturities at the           time of
acquisition were one year or less are excluded. The annual portfolio turnover rates for the Funds are provided in the
         Prospectus under "The Funds' Financial Highlights."

                                     REDEMPTIONS

               Shares of each Fund are redeemed at their net
asset value           next determined after a proper redemption
request has been           received by IMSC, less any applicable
CDSC.

               Unless a shareholder requests that the proceeds of
any           redemption be wired to his or her bank account,
payment for           shares tendered for redemption is made by
check within seven days           after tender in proper form,
except that the Trust reserves the           right to suspend the
right of redemption or to postpone the date           of payment
upon redemption beyond seven days, (i) for any period
during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the
Exchange is           restricted, (ii) for any period during
which an emergency exists           as determined by the SEC as a
result of which disposal of           securities owned by a Fund
is not reasonably practicable or it is           not reasonably
practicable for the Fund to fairly determine the           value
of its net assets, or (iii) for such other periods as the












          SEC may by order permit for the protection of
shareholders of a           Fund.

               Under unusual circumstances, when the Board deems
it in the           best interest of a Fund's shareholders, the
Fund may make payment           for shares repurchased or
redeemed in whole or in part in           securities of that Fund
taken at current values.  If any such           redemption in
kind is to be made, each Fund intends to make an
election pursuant to Rule 18f-1 under the 1940 Act.  This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption
involves           less than $250,000 (or 1% of that Fund's net
asset value at the           beginning of each 90-day period
during which such redemptions are           in effect, if that
amount is less than $250,000).  Should payment           be made
in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

               The Trust may redeem those accounts of
shareholders who have           maintained an investment,
including sales charges paid, of less           than $1,000 in a
Fund for a period of more than 12 months.  All           accounts
below that minimum will be redeemed simultaneously when
MIMI deems it advisable.  The $1,000 balance will be determined by actual dollar amounts invested by the shareholder,
unaffected           by market fluctuations.  The Trust will
notify any such           shareholder by certified mail of its
intention to redeem such           account, and the shareholder
shall have 60 days from the date of           such letter to
invest such additional sums as shall raise the           value of
such account above that minimum.  Should the shareholder
fail to forward such sum within 60 days of the date of the
  Trust's letter of notification, the Trust will redeem the
shares           held in such account and transmit the redemption
in value thereof           to the shareholder.  However, those
shareholders who are           investing pursuant to the
Automatic Investment Method will not be           redeemed
automatically unless they have ceased making payments
pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months'
notice           by the Trust before such redemption.
Shareholders in a qualified           retirement, pension or
profit sharing plan who wish to avoid tax           consequences
must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

               If a shareholder has given authorization for
telephonic           redemption privilege, shares can be redeemed
and proceeds sent by           Federal wire to a single
previously designated bank account.            Delivery of the
proceeds of a wire redemption request of $250,000           or
more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions.  The Trust reserves the right to change this minimum or to terminate
the           telephonic redemption privilege without prior
notice.  The Trust           cannot be responsible for the
efficiency of the Federal wire           system of the
shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.












               Each Fund employs reasonable procedures that
require           personal identification prior to acting on
redemption or exchange           instructions communicated by
telephone to confirm that such           instructions are
genuine.  In the absence of such instructions, a           Fund
may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                             CONVERSION OF CLASS B SHARES

               As described in the Prospectus, Class B shares of
each Fund           will automatically convert to Class A shares
of the respective           Fund, based on the relative net asset
values per share of the two           classes, no later than the
month following the eighth anniversary           of the initial
issuance of such Class B shares of the particular           Fund
occurs.  For the purpose of calculating the holding period
  required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class B
shares           were issued, or (2) for Class B shares obtained
through an           exchange, or a series of exchanges, (subject
to the exchange           privileges for Class B shares) the date
on which the original           Class B shares were issued.  For
purposes of conversion of           Class B shares, Class B
shares purchased through the reinvestment           of dividends
and capital gain distributions paid in respect of           Class
B shares will be held in a separate sub-account.  Each time
   any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A
shares,           a pro rata portion of the Class B shares in the
sub-account will           also convert to Class A shares.  The
portion will be determined           by the ratio that the
shareholder's Class B shares converting to           Class A
shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                       TAXATION

               The following is a general discussion of certain
tax rules           thought to be applicable with respect to the
Funds.  It is merely           a summary and is not an exhaustive
discussion of all possible           situations or of all
potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Funds.

               Each Fund intends to be taxed as a regulated
investment           company under Subchapter M of the Code.
Accordingly, each Fund           must, among other things, (a)
derive in each taxable year at           least 90% of its gross
income from dividends, interest, payments           with respect
to certain securities loans, and gains from the sale           or
other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of
investing           in such stock, securities or currencies; (b)
derive in each           taxable year less than 30% of its gross
income from the sale or           other disposition of certain
assets held less than three months,           namely:  (i) stock
or securities; (ii) options, futures, or












          forward contracts (other than those on foreign
currencies); or           (iii) foreign currencies (or options,
futures, or forward           contracts on foreign currencies)
that are not directly related to           the particular Fund's
principal business of investing in stock or           securities
(or options and futures with respect to stock or
securities) (the "30% Limitation"); and (c) diversify its
 holdings so that, at the end of each fiscal quarter, (i) at
least           50% of the market value of the particular Fund's
assets is           represented by cash, U.S. Government
securities, the securities           of other regulated
investment companies and other securities,           with such
other securities limited, in respect of any one issuer,
to an amount not greater than 5% of the value of the particular
       Fund's total assets and 10% of the outstanding voting
securities           of such issuer, and (ii) not more than 25%
of the value of its           total assets is invested in the
securities of any one issuer           (other than U.S.
Government securities and the securities of           other
regulated investment companies).

               As a regulated investment company, each Fund
generally will           not be subject to U.S. Federal income
tax on its income and gains           that it distributes to
shareholders, if at least 90% of its           investment company
taxable income (which includes, among other           items,
dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

               Amounts not distributed on a timely basis in
accordance with           a calendar year distribution
requirement are subject to a           nondeductible 4% excise
tax at the Fund level.  To avoid the tax,           each Fund
must distribute during each calendar year, (1) at least
98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98%
of its           capital gains in excess of its capital losses
(adjusted for           certain ordinary losses) for a one-year
period generally ending           on October 31 of the calendar
year, and (3) all ordinary income           and capital gains for
previous years that were not distributed           during such
years.  To avoid application of the excise tax, each
Fund intends to make distributions in accordance with the
 calendar year distribution requirements.  A distribution will be treated as paid on December 31 of the current calendar
year if it           is declared by the particular Fund in
October, November or           December of the year with a record
date in such a month and paid           by that Fund during
January of the following year.  Such           distributions will
be taxable to shareholders in the calendar           year the
distributions are declared, rather than the calendar year in which the distributions are received.

          OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

               The taxation of equity options and OTC options on
debt           securities is governed by Code section 1234.
Pursuant to Code           section 1234, the premium received by
a Fund for selling a put or           call option is not included
in income at the time of receipt.  If           the option
expires, the premium is short-term capital gain to the












          Fund.  If the Fund enters into a closing transaction,
the           difference between the amount paid to close out its
position and           the premium received is short-term capital
gain or loss.  If a           call option written by a Fund is
exercised, thereby requiring the           Fund to sell the
underlying security, the premium will increase           the
amount realized upon the sale of such security and any
resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding
period of           the security.  With respect to a put or call
option that is           purchased by a Fund, if the option is
sold, any resulting gain or           loss will be a capital gain
or loss, and will be long-term or           short-term, depending
upon the holding period of the option.  If           the option
expires, the resulting loss is a capital loss and is
long-term or short-term, depending upon the holding period of the option.  If the option is exercised, the cost of the
option, in           the case of a call option, is added to the
basis of the purchased           security and, in the case of a
put option, reduces the amount           realized on the
underlying security in determining gain or loss.

               Some of the options, futures and foreign currency
forward           contracts in which a Fund may invest may be
"section 1256           contracts."  Gains (or losses) on these
contracts generally are           considered to be 60% long-term
and 40% short-term capital gains           or losses; however, as
described below, foreign currency gains or           losses
arising from certain section 1256 contracts are ordinary
in character.  Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates
prescribed           in the Code) are "marked-to-market" with the
result that           unrealized gains or losses are treated as
though they were           realized.

               The transactions in options, futures and forward
contracts           undertaken by a Fund may result in
"straddles" for Federal income           tax purposes.  The
straddle rules may affect the character of           gains or
losses realized by a Fund.  In addition, losses realized
by a Fund on positions that are part of a straddle may be
 deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable
year in           which such losses are realized.  Because only a
few regulations           implementing the straddle rules have
been promulgated, the           consequences of such transactions
to a Fund are not entirely           clear.  The straddle rules
may increase the amount of short-term           capital gain
realized by a Fund, which is taxed as ordinary           income
when distributed to shareholders.

               A Fund may make one or more of the elections
available under           the Code which are applicable to
straddles.  If a Fund makes any           of the elections, the
amount, character and timing of the           recognition of
gains or losses from the affected straddle           positions
will be determined under rules that vary according to
the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of
gains or           losses from the affected straddle positions.













               Because application of the straddle rules may
affect the           character of gains or losses, defer losses
and/or accelerate the           recognition of gains or losses
from the affected straddle           positions, the amount which
must be distributed to shareholders           as ordinary income
or long-term capital gain may be increased or           decreased
substantially as compared to a fund that did not engage in such transactions.

               The 30% Limitation and the diversification
requirements           applicable to a Fund's assets may limit
the extent to which a           Fund will be able to engage in
transactions in options, futures           and forward contracts.

          CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES


               Gains or losses attributable to fluctuations in
exchange           rates which occur between the time a Fund
accrues receivables or           liabilities denominated in a
foreign currency and the time the           Fund actually
collects such receivables or pays such liabilities
generally are treated as ordinary income or ordinary loss.
   Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain
options,           futures and forward contracts, gains or losses
attributable to           fluctuations in the value of the
foreign currency between the           date of acquisition of the
security or contract and the date of           disposition also
are treated as ordinary gain or loss.  These           gains and
losses, referred to under the Code as "section 988"
gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed
to           its shareholders as ordinary income.

          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

               A Fund may invest in shares of foreign
corporations which           may be classified under the Code as
passive foreign investment           companies ("PFICs").  In
general, a foreign corporation is           classified as a PFIC
if at least one-half of its assets           constitute
investment-type assets, or 75% or more of its gross
income is investment-type income.  If a Fund receives a so-called
         "excess distribution" with respect to PFIC stock, the
Fund itself           may be subject to a tax on a portion of the
excess distribution,           whether or not the corresponding
income is distributed by the           Fund to shareholders.  In
general, under the PFIC rules, an           excess distribution
is treated as having been realized ratably           over the
period during which a Fund held the PFIC shares.  A Fund
itself will be subject to tax on the portion, if any, of an
   excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax,
as if the           tax had been payable in such prior taxable
years.  Certain           distributions from a PFIC as well as
gain from the sale of PFIC           shares are treated as excess
distributions.  Excess distributions           are characterized
as ordinary income even though, absent           application of
the PFIC rules, certain excess distributions might           have
been classified as capital gain.












               A Fund may be eligible to elect alternative tax
treatment           with respect to PFIC shares.  Under an
election that currently is           available in some
circumstances, a Fund generally would be           required to
include in its gross income its share of the earnings
of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.  If this
election           were made, the special rules, discussed above,
relating to the           taxation of excess distributions, would
not apply.  In addition,           other elections may become
available that would affect the tax           treatment of PFIC
shares held by a Fund.

          DEBT SECURITIES ACQUIRED AT A DISCOUNT

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by a Fund may be treated as debt
securities that are           issued originally at a discount.
Generally, the amount of the           original issue discount
("OID") is treated as interest income and           is included
in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

               If a Fund invests in certain high yield original
issue           discount obligations issued by corporations, a
portion of the           original issue discount accruing on the
obligation may be           eligible for the deduction for
dividends received by           corporations.  In such event,
dividends of investment company           taxable income received
from the Fund by its corporate           shareholders, to the
extent attributable to such portion of           accrued original
issue discount, may be eligible for this           deduction for
dividends received by corporations if so designated           by
the Fund in a written notice to shareholders.

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by a Fund in the secondary market
may be treated as           having market discount.  Generally,
gain recognized on the           disposition of, and any partial
payment of principal on, a debt           security having market
discount is treated as ordinary income to           the extent
the gain, or principal payment, does not exceed the
"accrued market discount" on such debt security.  In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
Market           discount generally accrues in equal daily
installments.  A Fund           may make one or more of the
elections applicable to debt           securities having market
discount, which could affect the           character and timing
of recognition of income.

               Some debt securities (with a fixed maturity date
of one year           or less from the date of issuance) that may
be acquired by a Fund           may be treated as having
acquisition discount, or OID in the case           of certain
types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when
the debt           security matures.  A Fund may make one or more
of the elections           applicable to debt securities having
acquisition discount, or           OID, which could affect the
character and timing of recognition           of income.

               A Fund generally will be required to distribute
dividends to           shareholders representing discount on debt
securities that is           currently includible in income, even
though cash representing           such income may not have been
received by a Fund.  Cash to pay           such dividends may be
obtained from sales proceeds of securities           held by a
Fund.

          DISTRIBUTIONS

               Distributions of investment company taxable income
are           taxable to a U.S. shareholder as ordinary income,
whether paid in           cash or shares.  Dividends paid by a
Fund to a corporate           shareholder, to the extent such
dividends are attributable to           dividends received from
U.S. corporations by the Fund, may           qualify for the
dividends received deduction. However, the           revised
alternative minimum tax applicable to corporations may
reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are
taxable as           long-term capital gains, whether paid in
cash or in shares,           regardless of how long the
shareholder has held a Fund's shares           and are not
eligible for the dividends received deduction.
Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received
equal to the           net asset value of a share of a Fund on
the distribution date.  A           distribution of an amount in
excess of a Fund's current and           accumulated earnings and
profits will be treated by a shareholder           as a return of
capital which is applied against and reduces the
shareholder's basis in his or her shares.  To the extent that the amount of any such distribution exceeds the
shareholder's basis           in his or her shares, the excess
will be treated by the           shareholder as gain from a sale
or exchange of the shares.            Shareholders will be
notified annually as to the U.S. Federal tax           status of
distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

               If the net asset value of shares is reduced below
a           shareholder's cost as a result of a distribution by a
Fund, such           distribution generally will be taxable even
though it represents           a return of invested capital.
Shareholders should be careful to           consider the tax
implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.













          DISPOSITION OF SHARES

               Upon a redemption, sale or exchange of his or her
shares, a           shareholder will realize a taxable gain or
loss depending upon           his or her basis in the shares.
Such gain or loss will be           treated as capital gain or
loss if the shares are capital assets           in the
shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares.  Any loss realized on a redemption sale or
exchange           will be disallowed to the extent the shares
disposed of are           replaced (including through
reinvestment of dividends) within a           period of 61 days
beginning 30 days before and ending 30 days           after the
shares are disposed of.  In such a case, the basis of
the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of
Fund           shares held by the shareholder for six-months or
less will be           treated for tax purposes as a long-term
capital loss to the           extent of any distributions of
capital gain dividends received or           treated as having
been received by the shareholder with respect           to such
shares.

               In some cases, shareholders will not be permitted
to take           all or portion of their sales loads into
account for purposes of           determining the amount of gain
or loss realized on the           disposition of their shares.
This prohibition generally applies           where (1) the
shareholder incurs a sales load in acquiring the           shares
of a Fund, (2) the shares are disposed of before the 91st
 day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in a Fund or another regulated investment company and the otherwise
applicable sales           charge is reduced under a
"reinvestment right" received upon the           initial purchase
of Fund shares.  The term "reinvestment right"           means
any right to acquire shares of one or more regulated
investment companies without the payment of a sales load or with the payment of a reduced sales charge.  Sales charges
affected by           this rule are treated as if they were
incurred with respect to           the shares acquired under the
reinvestment right.  This provision           may be applied to
successive acquisitions of fund shares.

          FOREIGN WITHHOLDING TAXES

               Income received by a Fund from sources within a
foreign           country may be subject to withholding and other
taxes imposed by           that country.

               If more than 50% of the value of a Fund's total
assets at           the close of its taxable year consists of
securities of foreign           corporations, the Fund will be
eligible and may elect to "pass-          through" to that Fund's
shareholders the amount of foreign income           and similar
taxes paid by that Fund.  Pursuant to this election,           a
shareholder will be required to include in gross income (in
   addition to taxable dividends actually received) his or her
pro           rata share of the foreign income and similar taxes
paid by a           Fund, and will be entitled either to deduct
his or her pro rata












          share of foreign income and similar taxes in computing
his or her           taxable income or to use it as a foreign tax
credit against his           or her U.S. Federal income taxes,
subject to limitations.  No           deduction for foreign taxes
may be claimed by a shareholder who           does not itemize
deductions.  Foreign taxes generally may not be
deducted by a shareholder that is an individual in computing the alternative minimum tax.  Each shareholder will be
notified           within 60 days after the close of a Fund's
taxable year whether           the foreign taxes paid by the Fund
will "pass-through" for that           year and, if so, such
notification will designate (1) the           shareholder's
portion of the foreign taxes paid to each such           country
and (2) the portion of the dividend which represents income derived from sources within each such country.

               Generally, a credit for foreign taxes is subject
to the           limitation that it may not exceed the
shareholder's U.S. tax           attributable to his or her total
foreign source taxable income.            For this purpose, if a
Fund makes the election described in the           preceding
paragraph, the source of that Fund's income flows
through to its shareholders.  With respect to a Fund, gains from the sale of securities generally will be treated as
derived from           U.S. sources and section 988 gains will be
treated as ordinary           income derived from U.S. sources.
The limitation on the foreign           tax credit is applied
separately to foreign source passive           income, including
foreign source passive income received from a           Fund.  In
addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

               The foregoing is only a general description of the
foreign           tax credit under current law.  Because
application of the credit           depends on the particular
circumstances of each shareholder,           shareholders are
advised to consult their own tax advisers.

          BACKUP WITHHOLDING

               Each Fund will be required to report to the
Internal Revenue           Service ("IRS") all taxable
distributions as well as gross           proceeds from the
redemption of the particular Fund's shares,           except in
the case of certain exempt shareholders.  All such
distributions and proceeds will be subject to withholding of
    Federal income tax at a rate of 31% ("backup withholding") in
the           case of non-exempt shareholders if (1) the
shareholder fails to           furnish a Fund with and to certify
the shareholder's correct           taxpayer identification
number or social security number, (2) the           IRS notifies
the shareholder or the particular Fund that the
shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to
that           effect, or (3) when required to do so, the
shareholder fails to           certify that he or she is not
subject to backup withholding.  If           the withholding
provisions are applicable, any such distributions           or
proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.













               Distributions may also be subject to additional
state, local           and foreign taxes depending on each
shareholder's particular           situation.  Non-U.S.
shareholders may be subject to U.S. tax           rules that
differ significantly from those summarized above.            This
discussion does not purport to deal with all of the tax consequences applicable to a Fund or shareholders. Shareholders are advised to consult their own tax advisers with
respect to the           particular tax consequences to them of
an investment in a Fund.

                               PERFORMANCE INFORMATION

               Performance information for the classes of shares
of the           Funds may be compared, in reports and
promotional literature, to:            (i) the S&P 500 Index, the
Dow Jones Industrial Average ("DJIA"),           or other
unmanaged indices so that investors may compare each
Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the
securities           markets in general; (ii) other groups of
mutual funds tracked by           Lipper Analytical Services, a
widely used independent research           firm that ranks mutual
funds by overall performance, investment           objectives and
assets, or tracked by other services, companies,
publications or other criteria; and (iii) the Consumer Price
    Index (measure for inflation) to assess the real rate of
return           from an investment in a Fund.  Unmanaged indices
may assume the           reinvestment of dividends but generally
do not reflect deductions           or administrative and
management costs and expenses.

               In addition, the Trust may, from time to time,
include the           yield (with respect to Ivy Bond Fund only),
the average annual           total return and the cumulative
total return of shares of a Fund           in advertisements,
promotional literature or reports to           shareholders or
prospective investors.

               YIELD.  Quotations of yield for a specific Class
of shares           of a Fund will be based on all investment
income attributable to           that Class earned during a
particular 30-day (or one month)           period (including
dividends and interest), less expenses           attributable to
that Class accrued during the period ("net           investment
income"), and will be computed by dividing the net
investment income per share of that Class earned during the
   period by the maximum offering price per share (in the case of
         Class A shares) or the net asset value per share (in the
case of           Class B and Class C shares) on the last day of
the period,           according to the following formula:

                    YIELD     =    2[({(a-b)/cd} + 1){superscript
6}-1]

          Where:    a         =    dividends and interest earned
during the                                    period attributable
to a specific Class                                    of shares,

                    b         =    expenses accrued for the
period                                    attributable to that
Class (net of                                    reimbursements),












                    c         =    the average daily number of
shares of                                    that Class
outstanding during the period
that were entitled to receive dividends, and

                    d         =    the maximum offering price per
share (in                                    the case of Class A
shares) or the net                                    asset value
per share (in the case of
Class B shares, Class C shares and Class
         I shares) on the last day of the period.

               The yield for Class A, Class B and Class C shares
of Ivy           Bond Fund for the 30-day period ended December
31, 1996 was           6.89%, 6.51%, and 6.45%, respectively.  As
of December 31, 1996,           there were no outstanding Class I
shares of Ivy Bond Fund.

               AVERAGE ANNUAL TOTAL RETURN.  Quotations of
standardized           average annual total return ("Standardized
Return") for a           specific Class of shares of a Fund will
be expressed in terms of           the average annual compounded
rate of return that would cause a           hypothetical
investment in that Class of a Fund made on the first
day of a designated period to equal the ending redeemable value
       ("ERV") of such hypothetical investment on the last day of
the           designated period, according to the following
formula:

                    P(1 + T){superscript n} = ERV

          Where:    P    =    a hypothetical initial payment of
$1,000 to                               purchase shares of a
specific Class

                    T    =    the average annual total return of
shares of                               that Class

                    n    =    the number of years

                    ERV  =    the ending redeemable value of a
hypothetical                               $1,000 payment made at
the beginning of the                               period.

               For purposes of the above computation for a Fund,
it is           assumed that all dividends and capital gains
distributions made           by a Fund are reinvested at net
asset value in additional shares           of the same Class
during the designated period.  In calculating           the
ending redeemable value for Class A shares and assuming
complete redemption at the end of the applicable period, the maximum 5.75% (4.75% for Ivy Bond Fund) sales charge is
deducted           from the initial $1,000 payment and, for Class
B and Class C           shares, the applicable CDSC imposed upon
redemption of Class B or           Class C shares held for the
period is deducted.  Standardized           Return quotations for
the Funds do not take into account any           required
payments for federal or state income taxes.
Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B
shares to           Class A shares at the end of the eighth year.
Standardized












          Return quotations are determined to the nearest 1/100 of 1%.

               A Fund may, from time to time, include in
advertisements,           promotional literature or reports to
shareholders or prospective           investors total return data
that are not calculated according to           the formula set
forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-
   Standardized Return; a sales charge, if deducted, would reduce the return.

               The following tables summarize the calculation of Standardized and Non-Standardized Return for the Class A,
Class           B, Class C and Class I (for Ivy Bond Fund) shares
of the Funds           for the periods indicated.  In determining
the average annual           total return for a specific Class of
shares of a Fund, recurring           fees, if any, that are
charged to all shareholder accounts are           taken into
consideration.  For any account fees that vary with           the
size of the account of a Fund, the account fee used for
purposes of the following computations is assumed to be the fee that would be charged to the mean account size of the
particular           Fund.  Shares of Ivy Bond Fund outstanding
as of March 31, 1994           were designated Class A shares of
the Fund.  Shares of each of           Ivy Emerging Growth Fund,
Ivy Growth Fund and Ivy Growth with           Income Fund
outstanding as of October 22, 1993 have been redesignated as "Class A" shares of each respective Fund.


             IVY BOND FUND

                                         STANDARDIZED RETURN[*]
                         CLASS A[1] CLASS B[2] CLASS C[3] CLASS
I[7]

          One year ended
            December 31,
            1996:              2.93%     2.25%       N/A
N/A
          Five years ended
            December 31,
            1996:              7.67%      N/A        N/A
N/A

          Ten years ended
            December 31,
            1996:              9.30%      N/A        N/A
N/A

          Inception[#] to
            December 31,
            1996:[8]           8.73%      6.62%      7.81%
N/A


                                      NON-STANDARDIZED RETURN[**]
                           CLASS A[4] CLASS B[5] CLASS C[6] CLASS
I[7]

          One year ended
            December 31,












            1996:              8.06%     7.25%       N/A
N/A
          Five years ended
            December 31,
            1996:              8.72%      N/A        N/A
N/A

          Ten years ended
            December 31,
            1996:              9.84%      N/A        N/A
N/A

          Inception[#] to
            December 31,
            1996:[8]           9.19%      7.59%     8.81%
N/A


          _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 4.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.                 Class I
shares are not subject to an initial or a CDSC;
therefore, the Non-Standardized Return figures would be identical to the Standardized Return figures.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  Until December 31, 1994, MIMI served as investment
adviser                to Ivy Bond Fund, which until that date
was a series of                Mackenzie Series Trust.  The
inception date for the Fund                (and the Class A
shares of the Fund) was September 6, 1985;                the
inception date for the Class B and Class I shares of the
     Fund was April 1, 1994; and the inception date for the Class
              C shares of the Fund is April 30, 1996.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996,
the five years ended December 31,                1996, the ten
years ended December 31, 1996 and the period                from
inception through December 31, 1996 would have been 2.93%, 7.66%, 6.88% and 1.41%, respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 2.25% and 6.62%,
respectively.  (Since the inception date for Class B shares
        of the Fund was April 1, 1994, there were no Class B
shares                outstanding for the duration of the five
year or ten year                periods ending December 31,
1996.)












          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 7.81%.                 (Since
the inception date for Class C shares of the Fund was
  April 30, 1996, there were no Class C shares outstanding for the duration of the one year, five year or ten year
periods                ending December 31, 1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996, the five                years ended December 31, 1996,
the ten years ended December                31, 1996 and the
period from inception through December 31,                1996
would have been 8.06%, 8.71%, 7.42% and 1.86%,
respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 7.25% and 7.59%,
respectively.  (Since the inception                date for Class
B shares of the Fund was April 1, 1994, there                were
no Class B shares outstanding for the duration of the five year or ten year periods ending December 31, 1996.)

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been 8.81%.
(Since the inception date for                Class C shares of
the Fund was April 30, 1996, there were no                Class C
shares outstanding for the duration of the one year, five year or ten year periods ending December 31, 1996.)

          [7]  No Class I shares were outstanding during the time
periods                indicated.

          [8]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY EMERGING GROWTH FUND:


                                STANDARDIZED RETURN[*]
                            CLASS A[1]    CLASS B[2]      CLASS
C[3]

          One year ended
            December 31,
            1996:              11.71%        12.65%          N/A













          Inception[#] to
            December 31,
            1996:[7]           26.69%        17.44%
(5.48%)


                             NON-STANDARDIZED RETURN[**]
                            CLASS A[4]    CLASS B[5]      CLASS
C[6]

          One year ended
            December 31,
            1996:             18.52%        17.65%           N/A

          Inception[#] to
            December 31,
            1996:[7]          28.71%        18.10%
(4.48%)


          _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Emerging Growth Fund
was March 3,                1993.  Class A shares of the Fund
were first offered for                sale to the public on April
30, 1993, and Class B shares of                the Fund were
first offered for sale to the public on                October
23, 1993. The inception date for the Class C shares of the Fund was April 30, 1996

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 11.71% and 26.65%,
respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 12.65% and 17.38%,
respectively.

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been (5.48%).                 (Since
the inception date for Class C shares of the Fund was












               April 30, 1996, there were no Class C shares
outstanding for                the duration of the one year
period ending December 31,                1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 18.52% and
28.67%, respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 17.65% and
18.04%, respectively.

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been (4.48%).
(Since the inception date for                Class C shares of
the Fund was April 30, 1996, there were no                Class C
shares outstanding for the duration of the one year period ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY GROWTH FUND:

                                STANDARDIZED RETURN[*]
                            CLASS A[1]    CLASS B[2]      CLASS
C[3]

          One year ended
            December 31,
            1996:            10.48%       11.02%            N/A

          Five years ended
            December 31,
            1996:            10.03%         N/A             N/A

          Ten years ended
            December 31,
            1996:            11.09%          N/A            N/A

          Inception[#] to
            December 31,
            1996:[7]         10.75%         11.36%          4.20%


                             NON-STANDARDIZED RETURN[**]












                            CLASS A[4]    CLASS B[5]      CLASS
C[6]

          One year ended
            December 31,
            1996:            17.22%        16.02%           N/A

          Five years ended
            December 31,
            1996:            11.34%          N/A            N/A

          Ten years ended
            December 31,
            1996:            11.75%          N/A            N/A

          Inception[#] to
            December 31,
            1996:[7]         10.94%       12.09%            5.20%


          _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Growth Fund (and for
Class A                shares of the Fund) was March 1, 1984. The
inception date                for Class B shares of the Fund was
October 23, 1993. The                inception date for Class C
shares of the Fund is April 30,                1996

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996,
the five years ended December 31,                1996, the ten
years ended December 31, 1996 and the period                from
inception through December 31, 1996 would have been 10.48%, 9.97%, 11.06% and 10.74%, respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 11.02% and 11.28%,
respectively.  (Since the inception date for Class B shares
        of the Fund was October 23, 1993, there were no Class B
            shares outstanding for the duration of the five year
or ten                year periods ending December 31, 1996.)













          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 4.70%.                 (Since
the inception date for Class C shares of the Fund was
  April 30, 1996, there were no Class C shares outstanding for the duration of the one year, five year or ten year
periods                ending December 31, 1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996, the five                years ended December 31, 1996,
the ten years ended December                31, 1996 and the
period from inception through December 31,                1996
would have been 17.22%, 11.28%, 11.72% and 10.93%,
respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 16.02% and
12.02%, respectively.  (Since the inception                date
for Class B shares of the Fund was October 23, 1993,
 there were no Class B shares outstanding for the duration of the five year or ten year periods ending December 31, 1996.)

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been 5.20%.
(Since the inception date for                Class C shares of
the Fund was April 30, 1996, there were no                Class C
shares outstanding for the duration of the one year, five year or ten year periods ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY GROWTH WITH INCOME FUND:

                                STANDARDIZED RETURN[*]
                            CLASS A[1]    CLASS B[2]      CLASS
C[3]

          One year ended
            December 31,
            1996:             13.53%        14.59%            N/A

          Five years ended
            December 31,
            1996:             10.41%         N/A              N/A













          Ten years ended
            December 31,
            1996:             12.48%         N/A              N/A

          Inception[#] to
            December 31,
            1996:[7]          14.99%        11.58%
11.37%


                             NON-STANDARDIZED RETURN[**]
                            CLASS A[4]    CLASS B[5]      CLASS
C[6]

          One year ended
            December 31,
            1996:             20.46%        19.59%           N/A

          Five years ended
            December 31,
            1996:             11.73%         N/A             N/A

          Ten years ended
            December 31,
            1996:             13.15%         N/A             N/A

          Inception[#] to
            December 31,
            1996:[7]          15.53%         12.31%
12.37%


          _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Growth with Income Fund
(and the                Class A shares of the Fund) was April 1,
1984; the inception                date for Class B shares of the
Fund was October 23, 1993;                and the inception date
for the Class C shares of the Fund is                April 30,
1996.  The inception of Class C shares of the Fund
coincided with the redesignation as "Class D" those shares
       of Ivy Growth with Income Fund that were initially issued
as                "Ivy Growth with Income Fund -- Class C" to
shareholders of                Mackenzie Growth & Income Fund, a
former series of the                Company, in connection with
the reorganization between that                fund and Ivy
Growth with Income Fund, which shares are not offered for sale to the public.

          [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996,
the five years ended December 31,                1996, the ten
years ended December 31, 1996 and the period                from
inception through December 31, 1996 would have been 13.53%, 10.41%, 12.47% and 14.98%, respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 14.59% and 11.58%,
respectively.  (Since the inception date for Class B shares
        of the Fund was October 23, 1993, there were no Class B
            shares outstanding for the duration of the five year
or ten                year periods ending December 31, 1996.)

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 11.37%.                 (Since
the inception date for Class C shares of the Fund was
  April 30, 1996, there were no Class C shares outstanding for the duration of the one year, five year or ten year
periods                ending December 31, 1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996, the five                years ended December 31, 1996,
the ten years ended December                31, 1996 and the
period from inception through December 31,                1996
would have been 20.46%, 11.73%, 13.14% and 15.52%,
respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 19.59% and
12.31%, respectively.  (Since the inception                date
for Class B shares of the Fund was October 23, 1993,
 there were no Class B shares outstanding for the duration of the five year or ten year periods ending December 31, 1996.)

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been 12.37%.
(Since the inception date for                Class C shares of
the Fund was April 30, 1996, there were no                Class C
shares outstanding for the duration of the one year, five year or ten year periods ending December 31, 1996.)













          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.

               CUMULATIVE TOTAL RETURN.  Cumulative total return
is the           cumulative rate of return on a hypothetical
initial investment of           $1,000 in a specific Class of
shares of a Fund for a specified           period.  Cumulative
total return quotations reflect changes in           the price of
a Fund's shares and assume that all dividends and
capital gains distributions during the period were reinvested in the Fund shares.  Cumulative total return is calculated
by           computing the cumulative rates of return of a
hypothetical           investment in a specific Class of shares
of a Fund over such           periods, according to the following
formula (cumulative total           return is then expressed as a
percentage):

                    C = (ERV/P) - 1

          Where:    C    =    cumulative total return

                    P    =    a hypothetical initial investment
of $1,000                               to purchase shares of a
specific Class

                    ERV  =    ending redeemable value:  ERV is
the value,                               at the end of the
applicable period, of a
hypothetical $1,000 investment made at the beginning of the applicable period.

             IVY BOND FUND.  The following table summarizes the
calculation           of Cumulative Total Return for the periods
indicated through           December 31, 1996, assuming the
maximum 4.75% sales charge has           been assessed.


SINCE                        ONE YEAR   FIVE YEARS    TEN YEARS
INCEPTION[*]

          Class A       2.93%      44.71%       143.42%
158.11%           Class B       2.25%      N/A[**]      N/A[**]
   19.27%           Class C       N/A[**]    N/A[**]      N/A[**]
      7.81%           Class I       N/A[**]    N/A[**]
N/A[**]      N/A[**]

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.


SINCE                        ONE YEAR   FIVE YEARS    TEN YEARS
INCEPTION[*]

          Class A       8.06%      51.92%       155.55%
170.99%           Class B       7.25%      N/A[**]      N/A[**]
   22.27%           Class C       N/A[**]    N/A[**]      N/A[**]
      8.81%           Class I       N/A[**]    N/A[**]
N/A[**]      N/A[**]

          ___________________________













          [*]  Until December 31, 1994, MIMI served as investment
adviser                to Ivy Bond Fund, which until that date
was a series of                Mackenzie Series Trust.  The
inception date for the Fund                (and the Class A
shares of Ivy Bond Fund) was September 6,                1985;
the inception date for the Class B and Class I shares
  of the Fund was April 1, 1994.  The inception date for Class
           C shares of the Fund was April 30, 1996.

          [**] No such shares were outstanding for the duration
of the time                period indicated.

               IVY EMERGING GROWTH FUND.  The following table
summarizes           the calculation of Cumulative Total Return
for the periods           indicated through December 31, 1996,
assuming the maximum 5.75%           sales charge has been
assessed.

                                                SINCE
                            ONE YEAR            INCEPTION[*]

          Class A            11.71%              138.24%
          Class B            12.65%               67.01%
          Class C            N/A[**]              (5.48%)

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.

                                                SINCE
                            ONE YEAR            INCEPTION[*]

          Class A            18.52%              152.77%
          Class B            17.65%               70.01%
          Class C            N/A[**]              (4.48%)


          ___________________________

          [*]  The inception date for Ivy Emerging Growth Fund
was March 3,                1993.  Class A shares of the Fund
were first offered for                sale to the public on April
30, 1993, and Class B shares of                the Fund were
first offered for sale to the public on                October
23, 1993. The inception date for Class C shares of the Fund was April 30, 1996.

          [**] No Class C shares were outstanding for the
duration of the                time period indicated.

               IVY GROWTH FUND.  The following table summarizes
the           calculation of Cumulative Total Return for the
periods indicated           through December 31, 1996, assuming
the maximum 5.75% sales           charge has been assessed.


SINCE                        ONE YEAR   FIVE YEARS    TEN YEARS
INCEPTION[*]












          Class A       10.48%    61.26%        186.15%
3,571.13%           Class B       11.02%    N/A[**]       N/A[**]
       40.94%           Class C       N/A[**]   N/A[**]
N/A[**]          4.20%

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.


SINCE                        ONE YEAR   FIVE YEARS    TEN YEARS
INCEPTION[*]

          Class A       17.22%    71.10%        203.61%
3,795.10%           Class B       16.02%    N/A[**]       N/A[**]
       43.94%           Class C       N/A[**]   N/A[**]
N/A[**]          5.20%


          ___________________________

          [*]  The inception date for Ivy Growth Fund (and for
Class A                shares of the Fund) was March 1, 1984. The
inception date                for the Class B shares of the Fund
was October 23, 1993.                 The inception date for
Class C shares of the Fund was April                30, 1996.

          [**] No such shares were outstanding for the duration
of the time                period indicated.

               IVY GROWTH WITH INCOME FUND.  The following table
summarizes           the calculation of Cumulative Total Return
for the periods           indicated through December 31, 1996,
assuming the maximum 5.75%           sales charge has been
assessed.


SINCE                        ONE YEAR   FIVE YEARS    TEN YEARS
INCEPTION[*]

          Class A       13.53%    64.11%        224.23%
487.51%           Class B       14.59%    N/A[**]       N/A[**]
   41.83%           Class C       N/A[**]   N/A[**]       N/A[**]
     11.37%

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.


SINCE                        ONE YEAR   FIVE YEARS    TEN YEARS
INCEPTION[*]

          Class A       20.46%    74.12%        244.01%
523.35%           Class B       19.59%    N/A[**]       N/A[**]
   44.83%           Class C       N/A[**]   N/A[**]       N/A[**]
     12.37%


          ___________________________

          [*]  The inception date for Ivy Growth with Income Fund
(and the












               Class A shares of the Fund) was April 1, 1984; the
inception                date for the Class B shares of the Fund
was October 23,                1993.  The inception date for
Class C shares of the Fund was                April 30, 1996.

          [**] No such shares were outstanding for the duration
of the time                period indicated.

               OTHER QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION.  The           foregoing computation methods are
prescribed for advertising and           other communications
subject to SEC Rule 482.  Communications not           subject to
this rule may contain a number of different measures           of
performance, computation methods and assumptions, including
   but not limited to:  historical total returns; results of
actual           or hypothetical investments; changes in
dividends, distributions           or share values; or any
graphic illustration of such data.  These           data may
cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

               Performance quotations for a Fund will vary from
time to           time depending on market conditions, the
composition of the           Fund's portfolio and operating
expenses of the Fund.  These           factors and possible
differences in the methods used in           calculating
performance quotations should be considered when
comparing performance information regarding a Fund's shares with information published for other investment companies and
other           investment vehicles.  Performance quotations
should also be           considered relative to changes in the
value of a Fund's shares           and the risks associated with
a Fund's investment objectives and           policies.  At any
time in the future, performance quotations may           be
higher or lower than past performance quotations and there can be no assurance that any historical performance quotation
will           continue in the future.

               The Funds may also cite endorsements or use for
comparison           their performance rankings and listings
reported in such           newspapers or business or consumer
publications as, among others:            AAII Journal, Barron's,
Boston Business Journal, Boston Globe,           Boston Herald,
Business Week, Consumer's Digest, Consumer Guide
Publications, Changing Times, Financial Planning, Financial
   World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's
         Daily, Los Angeles Times, Medical Economics, Miami
Herald, Money           Mutual Fund Forecaster, Mutual Fund
Letter, Mutual Fund Source           Book, Mutual Fund Values,
National Underwriter, Nelson's           Directory of Investment
Managers, New York Times, Newsweek, No           Load Fund
Investor, No Load Fund* X, Oakland Tribune, Pension
World, Pensions and Investment Age, Personal Investor, Rugg and
       Steele, Time, U.S. News and World Report, USA Today, The
Wall           Street Journal, and Washington Post.

                                 FINANCIAL STATEMENTS

               The Funds' Portfolios of Investments as of
December 31,












          1996, Statements of Assets and Liabilities as of
December 31,           1996, Statements of Operations for the
fiscal year ended December           31, 1996, Statements of
Changes in Net Assets for the fiscal           years ended
December 31, 1995, and December 31, 1996, Financial
Highlights, Notes to Financial Statements, and Reports of
 Independent Accountants are included in each Fund's December 31,
         1996 Annual Report to shareholders, which are
incorporated by           reference into this SAI.


























































                                      APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND              MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

          [From "Moody's Bond Record," November 1994 Issue
(Moody's           Investors Service, New York, 1994), and
"Standard & Poor's           Municipal Ratings Handbook," October
1994 Issue (McGraw Hill, New           York, 1994).]


          MOODY'S:

               (a)  CORPORATE BONDS.  Bonds rated Aaa by Moody's
are judged           by Moody's to be of the best quality,
carrying the smallest           degree of investment risk.
Interest payments are protected by a           large or
exceptionally stable margin and principal is secure.
Bonds rated Aa are judged by Moody's to be of high quality by all standards.  Aa bonds are rated lower than Aaa bonds
because           margins of protection may not be as large as
those of Aaa bonds,           or fluctuations of protective
elements may be of greater           amplitude, or there may be
other elements present which make the           long-term risks
appear somewhat larger than those applicable to           Aaa
securities.  Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to
principal           and interest are considered adequate, but
elements may be present           which suggest a susceptibility
to impairment sometime in the           future.

               Bonds rated Baa by Moody's are considered medium-
grade           obligations, i.e., they are neither highly
protected nor poorly           secured.  Interest payments and
principal security appear           adequate for the present, but
certain protective elements may be           lacking or may be
characteristically unreliable over any great           length of
time.  Such bonds lack outstanding investment
characteristics and in fact have speculative characteristics as well.  Bonds which are rated Ba are judged to have
speculative           elements; their future cannot be considered
well-assured.  Often           the protection of interest and
principal payments may be very           moderate and thereby not
well safeguarded during both good and           bad times over
the future.  Uncertainty of position characterizes
bonds in this class.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments of or maintenance of other
terms           of the contract over any long period of time may
be small.

               Bonds which are rated Caa are of poor standing.
Such           issues may be in default or there may be present
elements of           danger with respect to principal or
interest.  Bonds which are           rated Ca represent
obligations which are speculative in a high           degree.
Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

               (b)  COMMERCIAL PAPER.  The Prime rating is the
highest           commercial paper rating assigned by Moody's.
Among the factors           considered by Moody's in assigning
ratings are the following:            (1) evaluation of the
management of the issuer; (2) economic           evaluation of
the issuer's industry or industries and an           appraisal of
speculative-type risks which may be inherent in           certain
areas; (3) evaluation of the issuer's products in
relation to competition and customer acceptance; (4) liquidity;
       (5) amount and quality of long-term debt; (6) trend of
earnings           over a period of ten years; (7) financial
strength of a parent           company and the relationships
which exist with the issuer; and           (8) recognition by
management of obligations which may be present           or may
arise as a result of public interest questions and
preparations to meet such obligations.  Issuers within this Prime category may be given ratings 1, 2 or 3, depending on
the           relative strengths of these factors.  The
designation of Prime-1           indicates the highest quality
repayment capacity of the rated           issue.

          S&P:

               (a)  CORPORATE BONDS.  An S&P corporate debt
rating is a           current assessment of the creditworthiness
of an obligor with           respect to a specific obligation.
The ratings are based on           current information furnished
by the issuer or obtained by S&P           from other sources it
considers reliable.  The ratings described           below may be
modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               Debt rated AAA by S&P is considered by S&P to be
the highest           grade obligation.  Capacity to pay interest
and repay principal           is extremely strong.  Debt rated AA
is judged by S&P to have a           very strong capacity to pay
interest and repay principal and           differs from the
highest rated issues only in small degree.  Debt           rated
A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               Debt rated BBB by S&P is regarded by S&P as having
an           adequate capacity to pay interest and repay
principal.  Although           such bonds normally exhibit
adequate protection parameters,           adverse economic
conditions or changing circumstances are more           likely to
lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

               Debt rated BB, B, CCC, CC and C is regarded as
having           predominately speculative characteristics with
respect to           capacity to pay interest and repay
principal.  BB indicates the           least degree of
speculation and C the highest.  While such debt           will
likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
However,           it faces major ongoing uncertainties or
exposure to adverse           business, financial or economic
conditions which could lead to           inadequate capacity to
meet timely interest and principal           payments.  The BB
rating category is also used for debt           subordinated to
senior debt that is assigned an actual or implied           BBB-
rating.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or
economic           conditions will likely impair capacity or
willingness to pay           interest and repay principal.  The B
rating category is also used           for debt subordinated to
senior debt that is assigned an actual           or implied BB or
BB- rating.  Debt rated CCC has a currently
identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to
meet           timely payment of interest and repayment of
principal.  In the           event of adverse business, financial
or economic conditions, it           is not likely to have the
capacity to pay interest and repay           principal.  The CCC
rating category is also used for debt           subordinated to
senior debt that is assigned an actual or implied           B or B-
 rating.  The rating CC typically is applied to debt
subordinated to senior debt which is assigned an actual or
  implied CCC debt rating.  The rating C typically is applied to debt subordinated to senior debt which is assigned an
actual or           implied CCC- debt rating.  The C rating may
be used to cover a           situation where a bankruptcy
petition has been filed, but debt           service payments are
continued.

               (b)  COMMERCIAL PAPER.  An S&P commercial paper
rating is a           current assessment of the likelihood of
timely payment of debt           having an original maturity of
no more than 365 days.

               Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to
meet cash           requirements; (ii) long-term senior debt
rating should be A or           better, although in some cases
BBB credits may be allowed if           other factors outweigh
the BBB; (iii) the issuer should have           access to at
least one additional channel of borrowing; (iv)           basic
earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the
issuer           should have a strong position within its
industry and the           reliability and quality of management
should be unquestioned.            Issues rated A are further
referred to by use of numbers 1, 2 and           3 to denote
relative strength within this highest classification.
For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

               Issues rated B are regarded as having only
speculative           capacity for timely payment.  The C rating
is assigned to short-          term debt obligations with a
doubtful capacity for payment.














                                IVY ASIA PACIFIC FUND
                                   IVY CANADA FUND
                                IVY CHINA REGION FUND
                                   IVY GLOBAL FUND
                          IVY GLOBAL NATURAL RESOURCES FUND
                  IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                    IVY INTERNATIONAL FUND
                        IVY INTERNATIONAL SMALL COMPANIES FUND
                       IVY LATIN AMERICA STRATEGY FUND
                                 IVY NEW CENTURY FUND

                                      series of

                                       IVY FUND
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432

                         STATEMENT OF ADDITIONAL INFORMATION

                                  April 30, 1997


_________________________________________________________________

               Ivy Fund (the "Trust") is an open-end management
investment           company that currently consists of eighteen
fully managed           portfolios, each of which (except for Ivy
Latin America Strategy           Fund and Ivy International Bond
Fund) is diversified.  Each of           Ivy Latin America
Strategy Fund and Ivy International Bond Fund           is a non-
diversified portfolio.  This Statement of Additional
Information ("SAI") describes ten of the portfolios, Ivy Asia
     Pacific Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy
Global           Fund, Ivy Global Natural Resources Fund, Ivy
Global Science &           Technology Fund, Ivy International
Fund, Ivy International Small           Companies Fund, Ivy Latin
America Strategy Fund and Ivy New           Century Fund  (the
"Funds," each a "Fund").  The other six           portfolios of
the Trust are described in separate Statements of Additional Information.

               This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated
April 30,           1997 (the "Prospectus"), which may be
obtained upon request and           without charge from the Trust
at the Distributor's address and           telephone number
listed below.

                                  INVESTMENT MANAGER

                             Ivy Management, Inc. ("IMI")
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432
                              Telephone: (800) 777-6472














                                     DISTRIBUTOR

                           Ivy Mackenzie Distributors, Inc.
                 Via Mizner Financial Plaza, Suite 300
                  700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone: (800) 456-5111

                                  INVESTMENT ADVISER

             (Ivy Canada Fund and Ivy Global Natural Resources
Fund only)                            Mackenzie Financial
Corporation
                                150 Bloor Street West
                                      Suite 400
                                   Toronto, Ontario
                                    CANADA M5S3B5
                               Telephone (416) 922-5322

















































                                  TABLE OF CONTENTS


          INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . .
 . . .   6

          RISK FACTORS  . . . . . . . . . . . . . . . . . . . . .
 . . .  19                U.S. GOVERNMENT SECURITIES . . . . . . .
 . . . . . . . .  19                CONVERTIBLE SECURITIES . . . .
 . . . . . . . . . . . . .  20                DEBT SECURITIES, IN
GENERAL  . . . . . . . . . . . . . .  21                ZERO
COUPON BONDS  . . . . . . . . . . . . . . . . . . .  21
    REPURCHASE AGREEMENTS  . . . . . . . . . . . . . . . . .  22
             WARRANTS . . . . . . . . . . . . . . . . . . . . . .
 . .  22                SMALL COMPANIES  . . . . . . . . . . . . .
 . . . . . . .  22

          COMMERCIAL PAPER  . . . . . . . . . . . . . . . . . . .
 . . .  23                BANKING INDUSTRY AND SAVINGS AND LOAN
OBLIGATIONS  . . .  23                DEPOSITORY RECEIPTS  . . .
 . . . . . . . . . . . . . . .  23                INVESTMENT-GRADE
DEBT SECURITIES . . . . . . . . . . . .  23                LOW-
RATED DEBT SECURITIES  . . . . . . . . . . . . . . .  24
     FOREIGN SECURITIES . . . . . . . . . . . . . . . . . . .  25
              INVESTING IN EMERGING MARKETS  . . . . . . . . . .
 . . .  26                CANADIAN SECURITIES  . . . . . . . . . .
 . . . . . . . .  28                INVESTING IN LATIN AMERICA . .
 . . . . . . . . . . . . .  29                INVESTING IN ASIA
PACIFIC SECURITIES . . . . . . . . . .  31
INVESTING IN NATURAL RESOURCES . . . . . . . . . . . . .  32
         INVESTING IN THE CHINA REGION  . . . . . . . . . . . . .
34                PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES
 . . . . .  35                FORWARD FOREIGN CURRENCY CONTRACTS .
 . . . . . . . . . .  35                FOREIGN CURRENCIES . . . .
 . . . . . . . . . . . . . . .  36                REAL ESTATE
INVESTMENT TRUSTS (REITs)  . . . . . . . . .  37
OPTIONS TRANSACTIONS . . . . . . . . . . . . . . . . . .  37
              OPTIONS, IN GENERAL . . . . . . . . . . . . . . . .
37                     WRITING OPTIONS ON INDIVIDUAL SECURITIES
 . . . . .  39                     PURCHASING OPTIONS ON
INDIVIDUAL SECURITIES . . . .  39                     PURCHASING
AND WRITING OPTIONS ON SECURITIES
INDICES  . . . . . . . . . . . . . . . . . . .  40
    RISKS OF OPTIONS TRANSACTIONS . . . . . . . . . . .  41
        FUTURES CONTRACTS  . . . . . . . . . . . . . . . . . . .
42                     FUTURES, IN GENERAL.  . . . . . . . . . .
 . . . . .  42                     FOREIGN CURRENCY FUTURES
CONTRACTS. . . . . . . . .  43                     RISKS
ASSOCIATED WITH FUTURES.  . . . . . . . . . .  43
SECURITIES INDEX FUTURES CONTRACTS . . . . . . . . . . .  44
              RISKS OF SECURITIES INDEX FUTURES . . . . . . . . .
45                          COMBINED TRANSACTIONS  . . . . . . .
 . . . . .  46                FIRM COMMITMENT AGREEMENTS AND WHEN-
ISSUED SECURITIES  .  47                RESTRICTED AND ILLIQUID
SECURITIES . . . . . . . . . . .  47                BORROWING  .
 . . . . . . . . . . . . . . . . . . . . . .  48
LOANS OF PORTFOLIO SECURITIES  . . . . . . . . . . . . .  48

          INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  48

          ADDITIONAL RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  54

          ADDITIONAL RIGHTS AND PRIVILEGES  . . . . . . . . . . .
 . . .  56












               AUTOMATIC INVESTMENT METHOD  . . . . . . . . . . .
 . . .  57                EXCHANGE OF SHARES . . . . . . . . . . .
 . . . . . . . .  57                     INITIAL SALES CHARGE
SHARES . . . . . . . . . . . .  57                     CONTINGENT
DEFERRED SALES CHARGE SHARES. CLASS A  .  57
CLASS B . . . . . . . . . . . . . . . . . . . . . .  58
         CLASS C . . . . . . . . . . . . . . . . . . . . . .  59
                  CLASS I . . . . . . . . . . . . . . . . . . . .
 . .  60                     ALL CLASSES . . . . . . . . . . . . .
 . . . . . . .  60                LETTER OF INTENT . . . . . . . .
 . . . . . . . . . . . .  60                RETIREMENT PLANS . . .
 . . . . . . . . . . . . . . . . .  61
INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . . . . .  62
         QUALIFIED PLANS . . . . . . . . . . . . . . . . . .  63
                  DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                     CHARITABLE ORGANIZATIONS ("403(B)(7)
                ACCOUNT")  . . . . . . . . . . . . . . . . . .
64                     SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS
 . . . . .  65                REINVESTMENT PRIVILEGE . . . . . . .
 . . . . . . . . . .  65                RIGHTS OF ACCUMULATION . .
 . . . . . . . . . . . . . . .  66                SYSTEMATIC
WITHDRAWAL PLAN . . . . . . . . . . . . . . .  67
GROUP SYSTEMATIC INVESTMENT PROGRAM  . . . . . . . . . .  67

          BROKERAGE ALLOCATION  . . . . . . . . . . . . . . . . .
 . . .  68                                 TRUSTEES AND OFFICERS .
 . . . . . . . .  71                PERSONAL INVESTMENTS BY
EMPLOYEES OF IMI . . . . . . . .  75                COMPENSATION
TABLE . . . . . . . . . . . . . . . . . . .  76

          INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . .
 . . .  78                BUSINESS MANAGEMENT AND INVESTMENT
ADVISORY SERVICES . .  78                     SUBADVISORY
CONTRACT -  IVY INTERNATIONAL FUND  . .  82
DISTRIBUTION SERVICES  . . . . . . . . . . . . . . . . .  83
              RULE 18F-3 PLAN . . . . . . . . . . . . . . . . . .
86                     RULE 12B-1 DISTRIBUTION PLANS . . . . . .
 . . . . .  87                CUSTODIAN  . . . . . . . . . . . . .
 . . . . . . . . . .  92                FUND ACCOUNTING SERVICES .
 . . . . . . . . . . . . . . .  93                TRANSFER AGENT
AND DIVIDEND PAYING AGENT . . . . . . . .  94
ADMINISTRATOR  . . . . . . . . . . . . . . . . . . . . .  94
         AUDITORS . . . . . . . . . . . . . . . . . . . . . . . .
95

          CAPITALIZATION AND VOTING RIGHTS  . . . . . . . . . . .
 . . .  95

          NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .
 . . .  99

          PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . .
 . . . 100

          REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . .
 . . . 101

          CONVERSION OF CLASS B SHARES  . . . . . . . . . . . . .
 . . . 102

          TAXATION  . . . . . . . . . . . . . . . . . . . . . . .
 . . . 103                OPTIONS, FUTURES AND FOREIGN CURRENCY
FORWARD                     CONTRACTS . . . . . . . . . . . . . .
 . . . . . . . 104                CURRENCY FLUCTUATIONS --
"SECTION 988" GAINS OR LOSSES                        . . . . . .
 . . . . . . . . . . . . . . . . . . . 105
INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES . . . 106












               DEBT SECURITIES ACQUIRED AT A DISCOUNT . . . . . .
 . . . 106                DISTRIBUTIONS  . . . . . . . . . . . . .
 . . . . . . . . 108                DISPOSITION OF SHARES  . . . .
 . . . . . . . . . . . . . 108                FOREIGN WITHHOLDING
TAXES  . . . . . . . . . . . . . . . 109                BACKUP
WITHHOLDING . . . . . . . . . . . . . . . . . . . 110

          PERFORMANCE INFORMATION . . . . . . . . . . . . . . . .
 . . . 110                     AVERAGE ANNUAL TOTAL RETURN . . . .
 . . . . . . . . 111                     CUMULATIVE TOTAL RETURN .
 . . . . . . . . . . . . . 121                     OTHER
QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION  . . . . . . . . . . . . . . . . . 125

          FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . .
 . . . 126

          APPENDIX A

              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND              MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS . . . . . . . . 127

          APPENDIX B

                         STATEMENT OF ASSETS AND LIABILITIES
                         AS OF DECEMBER 10, 1996
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS . . .
 . . . 130

          APPENDIX C

                        SELECTED ECONOMIC AND MARKET DATA FOR
                  ASIA PACIFIC AND CHINA REGION COUNTRIES  . . .
 . 136



































                          INVESTMENT OBJECTIVES AND POLICIES

               Each Fund has its own investment objectives and
policies,           which are set forth below.  The different
types of securities and           investment techniques used by
the Funds involve varying degrees           of risk.

               IVY ASIA PACIFIC FUND:  The Fund's principal
investment           objective is long-term growth. Consideration
of current income is           secondary to this principal
objective.  Under normal           circumstances the Fund invests
at least 65% of its total assets           in securities issued
in Asia-Pacific countries, which for           purposes of this
SAI are defined to include China, Hong Kong,           India,
Indonesia, Malaysia, Pakistan, the Philippines, Singapore,
  Sri Lanka, South Korea, Taiwan, Thailand and Vietnam.
Securities           of Asia-Pacific issuers include: (a)
securities of companies           organized under the laws of an
Asia-Pacific country or for which           the principal
securities trading market is in the Asia-Pacific
region; (b) securities that are issued or guaranteed by the
   government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the
two           most recent fiscal years represents (directly or
indirectly           through subsidiaries) assets or activities
located in the Asia-          Pacific region; and (d) any of the
preceding types of securities           in the form of depository
shares.

               The Fund may participate in markets throughout the
Asia-          Pacific region, and it is expected that the Fund
will be invested           at all times in at least three Asia-
Pacific countries.  The Fund           does not expect to
concentrate its investments in any particular           industry.
See Appendix C of this SAI for further information about the economic characteristics of certain Asia-Pacific countries.

               The Fund may invest up to 35% of its assets in investment-grade debt securities of government or corporate
issuers in           emerging market countries, investment-grade
equity and debt           securities of issuers in developed
countries (including the           United States), warrants, and
cash or cash equivalents, such as           bank obligations
(including certificates of deposit and bankers'
acceptances), commercial paper, short-term notes and repurchase agreements.  For temporary defensive purposes, the Fund
may           invest without limit in such instruments.  The Fund
may also           invest up to 5% of its net assets in zero
coupon bonds, and in           debt securities rated Ba or below
by Moody's Investor Services,           Inc. ("Moody's) or BB or
below by Standard and Poor's Corporation           ("S&P"), or if
unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).

               For temporary or emergency purposes, the Fund may
borrow up           to one-third of the value of its total assets
from banks, but may












          not purchase securities at any time during which the
value of the           Fund's outstanding loans exceeds 10% of
the value of the Fund's           assets.  The Fund may engage in
foreign currency exchange           transactions and enter into
forward foreign currency contracts.            The Fund may also
invest (i) up to 10% of its total assets in           other
investment companies that invest in securities issued in Asia-Pacific countries, and (ii) up to 15% of its net assets in restricted and other illiquid securities.  The Fund may
with           approval of its Board of Trustees (the "Trustees"
or "Board"),           but currently does not intend to, lend
portfolio securities.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets.  The Fund may also sell           covered put options
with respect to up to 10% of the value of its           net
assets, and may write covered call options so long as not
 more than 25% of the Fund's net assets is subject to being
   purchased upon the exercise of the calls.  For hedging
purposes           only, the Fund may engage in transactions in
stock index and           foreign currency futures contracts,
provided that the Fund's           aggregate investment in such
contracts does not exceed 15% of its           total assets.

               IVY CANADA FUND:  Ivy Canada Fund seeks long-term
capital           appreciation by investing primarily in equity
securities of           Canadian companies. Canada is one of the
world's leading           industrial countries and a major
exporter of agricultural           products. The country is rich
in natural resources such as zinc,           uranium, nickel,
gold, silver, aluminum, iron and copper, and           forest
covers over 44% of land areas, making Canada a leading world producer of newsprint. Canada is also a major producer of hydroelectricity, oil and gas.

               As a fundamental policy, the Fund normally invests
at least           65% of its total assets in Canadian equity
securities (i.e.,           common and preferred stock,
securities convertible into common           stock and common
stock purchase warrants) listed on Canadian           stock
exchanges or traded over-the-counter in Canada. Canadian
issuers are companies (i) organized under the laws of Canada,
     (ii) for which the principal securities trading market is in Canada, (iii) which derive at least 50% of their
revenues or           profits from goods produced or sold,
investments made or services           performed in Canada, or
(iv) which have at least 50% of their           assets situated
in Canada. The balance of the Fund's assets           ordinarily
are invested in (i) bills and bonds of the Canadian
Government and the governments of the provinces or municipalities of Canada, (ii) high quality notes and debentures of
Canadian           companies (i.e., those rated Aaa or Aa by
Moody's or AAA or AA by           S&P, or if unrated, judged to
be of comparable quality by           Mackenzie Financial
Corporation ("MFC"), the Fund's Adviser),           (iii) foreign
securities (including sponsored or unsponsored           American
Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs") and Global Depository Shares ("GDSs")), (iv) U.S. Government securities, (v)












          equity securities and investment-grade debt securities
(i.e.,           those rated Baa or higher by Moody's or BBB or
higher by S&P, or           if unrated, are considered by MFC to
be of comparable quality) of           U.S. companies, and (vi)
zero coupon bonds that meet these credit           quality
standards.

               The Fund may purchase securities on a "when-
issued" or firm           commitment basis, engage in foreign
currency exchange           transactions and enter into forward
foreign currency contracts.            The Fund may also invest
(i) up to 10% of its total assets in           other investment
companies and (ii) up to 15% of its net assets           in
restricted and other illiquid securities.

               For temporary defensive purposes, the Fund may
invest           without limit in U.S. or Canadian dollar-
denominated money market           securities issued by entities
organized in the U.S. or Canada,           such as (i)
obligations issued or guaranteed by the Canadian
Government or the governments of the provinces or municipalities of Canada (or their agencies or instrumentalities), (ii)
finance           company and corporate commercial paper (and
other short-term           corporate obligations rated Prime-1 by
Moody's or A or better by           S&P, or if not rated,
considered by MFC to be of comparable           quality), (iii)
obligations of banks (i.e., certificates of           deposit,
time deposits and bankers' acceptances) considered
creditworthy by MFC under guidelines approved by the Trustees, and (iv) repurchase agreements with broker-dealers and
banks. For           temporary or emergency purposes, the Fund
may also borrow up to           10% of the value of its total
assets from banks.

               IVY CHINA REGION FUND:  Ivy China Region Fund's
principal           investment objective is long-term capital
growth. Consideration           of current income is secondary to
this principal objective.  The           Fund seeks to meet its
objective primarily by investing in the           equity
securities of companies that are expected to benefit from
 the economic development and growth of China, Hong Kong and
    Taiwan.  A significant percentage of the Fund's assets may
also           be invested in the securities markets of South
Korea, Singapore,           Malaysia, Thailand, Indonesia and the
Philippines (collectively,           with China, Hong Kong and
Taiwan, the "China Region").

               The Fund normally invests at least 65% of its
total assets           in "Greater China growth companies,"
defined as companies (a)           that are organized in or for
which the principal securities           trading markets are the
China Region; (b) that have at least 50%           of their
assets in one or more China Region countries or derive
at least 50% of their gross sales revenues or profits from
  providing goods or services to or from within one or more China
         Region countries; or (c) that have at least 35% of their
assets           in China, Hong Kong or Taiwan, derive at least
35% of their gross           sales revenues or profits from
providing goods or services to or           from within these
three countries, or have significant           manufacturing or
other operations in these countries. IMI's determination as to whether a company qualifies as a Greater
    China growth company is based primarily on information contained in financial statements, reports, analyses and other
pertinent           information (some of which may be obtained
directly from the           company). The Fund may invest 25% or
more of its total assets in           the securities of issuers
located in any one China Region           country, and currently
expects to invest more than 50% of its           total assets in
Hong Kong.  See Appendix C to this SAI for           further
information about the economic characteristics of certain
 China Region countries.

               The balance of the Fund's assets ordinarily are
invested in           (i) certain investment-grade debt
securities and (ii) the equity           securities of "China
Region associated companies," which are           companies that
do not meet the definition of a Greater China           growth
company, but whose current or expected performance, based
 on certain identified factors (such as the growth trends in the location of a company's assets and the sources of its
revenues           and profits), is judged by IMI to be strongly
associated with the           China Region. The investment-grade
debt securities in which the           Fund may invest include
(a) obligations of the U.S. Government or           its agencies
or instrumentalities, (b) obligations of U.S. banks           and
other banks organized and existing under the laws of Hong
 Kong, Taiwan or countries that are members of the Organization for Economic Cooperation and Development ("OECD"), and (c)
         obligations denominated in any currency issued by
international           development institutions and Hong Kong,
Taiwan and OECD member           governments and their agencies
and instrumentalities, as well as           repurchase agreements
with respect to any of the foregoing           instruments. The
Fund may also invest in zero coupon bonds, and
corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or if unrated, are considered by IMI to be of
comparable           quality).

               The Fund may invest less than 35% of its net
assets in debt           securities rated Ba or below by Moody's
or BB or below by S&P,           or, if unrated, are considered
by IMI to be of comparable quality           (commonly referred
to as "high yield" or "junk" bonds). The Fund           will not
invest in debt securities rated less than C by either
Moody's or S&P.

               The Fund may with approval of the Trustees, but
currently           does not intend to, lend portfolio securities
valued at not more           that 30% of the Fund's total assets.
The Fund may also invest in           sponsored or unsponsored
ADRs, GDRs, ADSs and GDSs, warrants,           purchase
securities on a "when-issued" or firm commitment basis,
engage in foreign currency exchange transactions and enter into forward foreign currency contracts.  The Fund may also
invest (i)           up to 10% of its total assets in other
investment companies and           (ii) up to 15% of its net
assets in restricted and other illiquid           securities.

               For temporary defensive purposes and during
periods when IMI           believes that circumstances warrant,
the Fund may reduce its           position in Greater China
growth companies and Greater China           associated companies
and increase its investment in cash and












          liquid debt securities, such as U.S. Government
securities, bank           obligations, commercial paper, short-
term notes and repurchase           agreements. For temporary or
emergency purposes, the Fund may           also borrow up to 10%
of the value of its total assets from           banks.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets. The Fund may also sell           covered put options with
respect to up to 10% of the value of its           net assets,
and may write covered call options so long as not           more
than 25% of the Fund's net assets is subject to being
purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index
futures           contracts, provided that the Fund's aggregate
investment in such           contracts does not exceed 15% of its
total assets.

               IVY GLOBAL FUND:  The Fund seeks long-term capital
growth           through a flexible policy of investing in stocks
and debt           obligations of companies and governments of
any nation.  Any           income realized will be incidental.
Under normal conditions, the           Fund will invest at least
65% of its total assets in the common           stock of
companies throughout the world, with at least three
different countries (one of which may be the United States)
   represented in the Fund's overall portfolio holdings. Although the Fund generally invests in common stock, it may also
invest in           preferred stocks, sponsored or unsponsored
ADRs, GDRs, ADSs and           GDSs, and investment-grade debt
securities (i.e., those rated Baa           or higher by Moody's
or BBB or higher by S&P, or if unrated, are           considered
by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

               The Fund may invest less than 35% of its net
assets in debt           securities rated Ba or below by Moody's
or BB or below by S&P,           or, if unrated, considered by
IMI to be of comparable quality           (commonly referred to
as "high yield" or "junk" bonds).  The Fund           will not
invest in debt securities rated less than C by either
Moody's or S&P.

               The Fund may with approval of the Trustees, but
currently           does not intend to, lend portfolio securities
valued at not more           that 30% of the Fund's total assets.
The Fund may also invest in           equity real estate
investment trusts, warrants, purchase           securities on a
"when-issued" or firm commitment basis, engage in
foreign currency exchange transactions and enter into forward foreign currency contracts.  The Fund may also invest (i) up
to           10% of its total assets in other investment
companies and (ii) up           to 15% of its net assets in
restricted and other illiquid           securities.

               For temporary defensive purposes and during
periods when IMI           believes that circumstances warrant,
the Fund may invest without           limit in U.S. Government
securities, obligations issued by












          domestic or foreign banks (including certificates of
deposit,           time deposits and bankers' acceptances), and
domestic or foreign           commercial paper (which, if issued
by a corporation, must be           rated Prime-1 by Moody's or
A-1 by S&P, or if unrated has been           issued by a company
that at the time of investment has an           outstanding debt
issue rated AAA or AA by S&P or Aaa or Aa by           Moody's).
The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

               The Fund may purchase put and call options on
stock indices,           provided the premium paid for such
options does not exceed 10% of           the Fund's net assets.
The Fund may also sell covered put options           with respect
to up to 50% of the value of its net assets, and may
write covered call options so long as not more than 20% of the
      Fund's net assets is subject to being purchased upon the
exercise           of the calls. For hedging purposes only, the
Fund may engage in           transactions in (and options on)
stock index and foreign currency           futures contracts,
provided that the Fund's aggregate investment           in such
contracts does not exceed 20% of its total assets.

               IVY GLOBAL NATURAL RESOURCES FUND:  The Fund's
investment           objective is long-term growth.  Any income
realized will be           incidental.  Under normal conditions,
the Fund invests at least           65% of its total assets in
the equity securities of companies           throughout the world
that own, explore or develop natural           resources and
other basic commodities, or supply goods and           services
to such companies.  Under this investment policy, at
least three different countries (one of which may be the United
       States) will be represented in the Fund's overall
portfolio           holdings.  "Natural resources" generally
include precious metals           (such as gold, silver and
platinum), ferrous and nonferrous           metals (such as iron,
aluminum and copper), strategic metals           (such as uranium
and titanium), coal, oil, natural gases, timber,
undeveloped real property and agricultural commodities.  Although the Fund generally invests in common stock, it may also
invest in           preferred stock, securities convertible into
common stock and           sponsored or unsponsored ADRs, GDRs,
ADSs and GDSs.  The Fund may           also invest directly in
precious metals and other physical           commodities.

               IMI believes that certain political and economic
changes in           the global environment in recent years have
had and will continue           to have a profound effect on
global supply and demand of natural           resources, and that
rising demand from developing markets and new           sources
of supply should create attractive investment
opportunities.  In selecting the Fund's investments, IMI will seek to identify securities of companies that, in IMI's
opinion,           appear to be undervalued relative to the value
of the companies'           natural resource holdings.

               For temporary defensive purposes, the Fund may
invest           without limit in cash or cash equivalents, such
as bank           obligations (including certificates of deposit
and bankers'












          acceptances), commercial paper, short-term notes and
repurchase           agreements.  For temporary or emergency
purposes, the Fund may           borrow up to one-third of the
value of its total assets from           banks, but may not
purchase securities at any time during which           the value
of the Fund's outstanding loans exceeds 10% of the
value of the Fund's total assets.  The Fund may engage in foreign currency exchange transactions and enter into forward
foreign           currency contracts.  The Fund may also invest
(i) up to 10% of           its total assets in other investment
companies and (ii) up to 15%           of its net assets in
restricted and other illiquid securities.            The Fund may
with approval of the Trustees, but currently does           not
intend to, lend portfolio securities.

               For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's aggregate investment
in such           contracts does not exceed 15% of its total
assets.

               IVY GLOBAL SCIENCE & TECHNOLOGY FUND:  The Fund's
principal           investment objective is long-term capital
growth.  Any income           realized will be incidental.  Under
normal conditions, the Fund           will invest at least 65% of
its total assets in the common stock           of companies that
are expected to benefit from the development,
advancement and use of science and technology.  Under this
  investment policy, at least three different countries (one of which may be the United States) will be represented in the
Fund's           overall portfolio holdings.  Industries likely
to be represented           in the Fund's portfolio include
computers and peripheral           products, software, electronic
components and systems,           telecommunications, media and
information services,           pharmaceuticals, hospital supply
and medical devices,           biotechnology, environmental
services, chemicals and synthetic           materials, and
defense and aerospace.  The Fund may also invest           in
companies that are expected to benefit indirectly from the
  commercialization of technological and scientific advances.  In recent years, rapid advances in these industries have
stimulated           unprecedented growth.  While this is no
guarantee of future           performance, IMI believes that
these industries offer substantial           opportunities for
long-term capital appreciation.

               Although the Fund generally invests in common
stock, it may           also invest in preferred stock,
securities convertible into           common stock, sponsored or
unsponsored ADRs, GDRs, ADSs and GDSs,           and investment-
grade debt securities (i.e., those rated Baa or           higher
by Moody's or BBB or higher by S&P, or if unrated, are
considered by IMI to be of comparable quality), including
 corporate bonds, notes, debentures, convertible bonds and zero-
       coupon bonds.  The Fund may also invest up to 5% of its
net           assets in debt securities that are rated Ba or
below by Moody's           or BB or below by S&P, or if unrated,
are considered by IMI to be           of comparable quality
(commonly referred to as "high yield" or           "junk" bonds).
The Fund will not invest in debt securities rated           less
than C by either Moody's or S&P. (A description of the ratings assigned by Moody's and S&P is contained in Appendix A to this SAI).

               The Fund may with approval of the Trustees, but
currently           does not intend to, lend portfolio securities
valued at not more           than 30% of the Fund's total assets.
The Fund may also invest in           warrants, purchase
securities on a "when-issued" or firm           commitment basis,
engage in foreign currency exchange           transactions and
enter into forward foreign currency contracts.           The Fund
may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

               For temporary defensive purposes and during
periods when IMI           believes that circumstances warrant,
the Fund may invest without           limit in U.S. Government
securities, obligations issued by           domestic or foreign
banks (including certificates of deposit,           time deposits
and bankers' acceptances), and domestic or foreign
commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has
been           issued by a company that at the time of investment
has an           outstanding debt issue rated AAA or AA by S&P or
Aaa or Aa by           Moody's). The Fund may also enter into
repurchase agreements,           and, for temporary or emergency
purposes, may borrow up to 10% of           the value of its
total assets from banks.

               The Fund may purchase put and call options on
stock indices           and on individual securities, provided
the premium paid for such           options does not exceed 10%
of the value of the Fund's net           assets. The Fund may
also sell covered put options with respect           to up to 50%
of the value of its net assets, and may sell covered
call options so long as not more than 20% of the Fund's net
   assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign
currency           futures contracts, provided that the Fund's
aggregate investment           in such contracts does not exceed
20% of the value of its total           assets.

               IVY INTERNATIONAL FUND:  Sales of shares of this
Fund to new           investors are being suspended.  See
"Additional Rights and           Privileges."  The Fund's
principal objective is long-term capital           growth
primarily through investment in equity securities.
Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the
Fund's           total assets will be invested in common stocks
(and securities           convertible into common stocks)
principally traded in European,           Pacific Basin and Latin
America markets.  Under this investment           policy, at
least three different countries (other than the United
States) will be represented in the Fund's overall portfolio
   holdings.  For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S.
markets.           The Fund's subadviser, Northern Cross
Investments Limited           ("Northern Cross" or the
"Subadviser"), invests the Fund's assets           in a variety
of economic sectors, industry segments and












          individual securities in order to reduce the effects of
price           volatility in any one area and to enable
shareholders to           participate in markets that do not
necessarily move in concert           with U.S. markets.  The
Subadviser seeks to identify rapidly           expanding foreign
economies, and then searches out growing           industries and
corporations, focusing on companies with           established
records.  Individual securities are selected based on
value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.  Companies in
which           investments are made will generally have at least
$1 billion in           capitalization and a solid history of
operations.

               When economic or market conditions warrant, the
Fund may           invest without limit in U.S. Government
securities, investment-          grade debt securities (i.e.,
those rated Baa or higher by Moody's           or BBB or higher
by S&P, or if unrated, are considered by the           Subadviser
to be of comparable quality), preferred stocks,
sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations
(including           certificates of deposit and bankers'
acceptances), commercial           paper, short-term notes and
repurchase agreements.  For temporary           or emergency
purposes, the Fund may borrow up to 10% of the value           of
its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis and may engage in foreign currency exchange transactions and enter
into           forward foreign currency contracts.  The Fund may
also invest (i)           up to 10% of its total assets in other
investment companies and           (ii) up to 15% of its net
assets in restricted and other illiquid           securities.
The Fund may with approval of the Trustees, but currently does not intend to, lend portfolio securities valued at not more that 30% of the Fund's total assets.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets. The Fund may also sell           covered put options with
respect to up to 10% of the value of its           net assets,
and may write covered call options so long as not           more
than 25% of the Fund's net assets is subject to being
purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options
on)           stock index and foreign currency futures contracts,
provided that           the Fund's aggregate investment in such
contracts does not exceed           15% of its total assets.

               IVY INTERNATIONAL SMALL COMPANIES FUND:  The
Fund's           principal investment objective is long-term
growth primarily           through investment in foreign equity
securities. Consideration of           current income is
secondary to this principal objective.  Under           normal
circumstances the Fund invests at least 65% of its total
assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total
market           capitalization of less than $1 billion.  Under
this investment           policy, at least three different
countries (other than the United           States) will be
represented in the Fund's overall portfolio












          holdings.  For temporary defensive purposes, the Fund
may also           invest in equity securities principally traded
in the United           States.  The Fund will invest its assets
in a variety of economic           sectors, industry segments and
individual securities in order to           reduce the effects of
price volatility in any area and to enable           shareholders
to participate in markets that do not necessarily           move
in concert with the U.S. market.  The factors that IMI
considers in determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of
inflation,           government policies influencing business
conditions and the           outlook for currency relationships.


               In selecting the Fund's investments, IMI will seek
to           identify securities that are attractively priced
relative to           their intrinsic value.  The intrinsic value
of a particular           security is analyzed by reference to
characteristics such as           relative price/earnings ratio,
dividend yield and other relevant           factors (such as
applicable financial, tax, social and political conditions).

               When economic or market conditions warrant, the
Fund may           invest without limit in U.S. Government
securities, investment-          grade debt securities, zero
coupon bonds, preferred stocks,           warrants, or cash or
cash equivalents such as bank obligations           (including
certificates of deposit and bankers' acceptances),
commercial paper, short-term notes and repurchase agreements.
      The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below
by S&P, or           if unrated, are considered by IMI to be of
comparable quality           (commonly referred to as "high
yield" or "junk" bonds).

               For temporary or emergency purposes, the Fund may
borrow up           to one-third of the value of its total assets
from banks, but may           not purchase securities at any time
during which the value of the           Fund's outstanding loans
exceeds 10% of the value of the Fund's           assets.  The
Fund may engage in foreign currency exchange
transactions and enter into forward foreign currency contracts.
        The Fund may also invest (i) up to 10% of its total
assets in           other investment companies and (ii) up to 15%
of its net assets           in restricted and other illiquid
securities.  The Fund may with           approval of the
Trustees, but currently does not intend to, lend portfolio securities.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets.  The Fund may also sell           covered put options
with respect to up to 10% of the value of its           net
assets, and may write covered call options so long as not
 more than 25% of the Fund's net assets is subject to being
   purchased upon the exercise of the calls.  For hedging
purposes           only, the Fund may engage in transactions in
stock index and           foreign currency futures contracts,
provided that the Fund's           aggregate investment in such
contracts does not exceed 15% of its












          total assets.

               IVY LATIN AMERICA STRATEGY FUND:  The Fund's
principal           investment objective is long-term capital
growth.  Consideration           of current income is secondary
to this principal objective.            Under normal conditions
the Fund invests at least 65% of its           total assets in
securities issued in Latin America, which for           purposes
of this Prospectus is defined as Mexico, Central
America, South America and the Spanish-speaking islands of the
      Caribbean.  Securities of Latin American issuers include
(a)           securities of companies organized under the laws of
a Latin           American country or for which the principal
securities trading           market is in Latin America; (b)
securities that are issued or           guaranteed by the
government of a Latin American country, its           agencies or
instrumentalities, political subdivisions or the
country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one
of the           two most recent fiscal years represents
(directly or indirectly           through subsidiaries) assets or
activities located in Latin           America; or (d) any of the
preceding types of securities in the           form of depository
shares. The Fund may participate in markets           throughout
Latin America, and it is expected that the Fund will           be
invested at all times in at least three countries. Under
present conditions, the Fund expects to focus its investments in
        Argentina, Brazil, Chile, Mexico and Venezuela, which IMI
         believes are the most developed capital markets in Latin
America.           The Fund does not expect to concentrate its
investments in any           particular industry.

               The Fund's equity investments consist of common
stock,           preferred stock (either convertible or non-
convertible),           sponsored or unsponsored ADRs, GDRs, ADSs
and GDSs, and warrants           (any of which may be purchased
through rights). The Fund's equity           securities may be
listed on securities exchanges, traded over-          the-
counter, or have no organized market.

               The Fund may invest in debt securities (including
zero           coupon bonds) when IMI anticipates that the
potential for capital           appreciation from debt securities
is likely to equal or exceed           that of equity securities
(e.g., a favorable change in relative           foreign exchange
rates, interest rate levels or the           creditworthiness of
issuers). These include debt securities           issued by Latin
American Governments ("Sovereign Debt").  Most of           the
debt securities in which the Fund may invest are not rated,
   and those that are rated are expected to be below investment-
       grade (i.e., rated Ba or below by Moody's or BB or below
by S&P,           or considered by IMI to be of comparable
quality), and are           commonly referred to as "high yield"
or "junk" bonds.

               To meet redemptions, or while the Fund is
anticipating           investments in Latin American securities,
the Fund may hold cash           or cash equivalents such as bank
obligations (including           certificates of deposit and
bankers' acceptances), commercial












          paper, short-term notes and repurchase agreements.  For
temporary           defensive or emergency purposes, the Fund may
(i) invest without           limit in such instruments, and (ii)
borrow up to one-third of the           value of its total assets
from banks (but may not purchase           securities at any time
during which the value of the Fund's           outstanding loans
exceeds 10% of the value of the Fund's total           assets).

               The Fund may with approval of the Trustees, but
currently           does not intend to, lend portfolio securities
valued at not more           that 30% of the Fund's total assets.
The Fund may also invest in           warrants, purchase
securities on a "when-issued" or firm           commitment basis,
engage in foreign currency exchange           transactions and
enter into forward foreign currency contracts.            The
Fund may also invest (i) up to 10% of its total assets in
 other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.  The Fund
will treat           any Latin American securities that are
subject to restrictions on           repatriation for more than
seven days, as well as any securities           issued in
connection with Latin American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets. The Fund may also sell           covered put options with
respect to up to 10% of the value of its           net assets,
and may write covered call options so long as not           more
than 25% of the Fund's net assets is subject to being
purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options
on)           stock index and foreign currency futures contracts,
provided that           the Fund's aggregate investment in such
contracts does not exceed           15% of its total assets.

               IVY NEW CENTURY FUND: The Fund's principal
objective is           long-term growth.  Consideration of
current income is secondary           to this principal
objective. In pursuing its objective, the Fund           invests
primarily in the equity securities of companies that IMI
believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having
emerging           markets to be those that (i) are generally
considered to be           "developing" or "emerging" by the
World Bank and the           International Finance Corporation,
or (ii) are classified by the           United Nations (or
otherwise regarded by their authorities) as           "emerging."
Under normal market conditions, the Fund invests at
least 65% of its total assets in equity securities (including common and preferred stocks, convertible debt obligations, warrants, options, rights and sponsored or unsponsored
ADRs, GDRs           ADSs and GDSs that are listed on stock
exchanges or traded over-          the-counter) of "Emerging
Market growth companies," which are           defined as
companies (a) for which the principal securities trading market is an emerging market (as defined above), (b) that
         (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in
emerging           markets, or (c) that are organized under the
laws of (and with a           principal office in) an emerging
market country.

               The Fund normally invests its assets in the
securities of           issuers located in at least three
emerging market countries, and           may invest 25% or more
of its total assets in the securities of           issuers
located in any one country. IMI's determination as to
whether a company qualifies as a Emerging Markets growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent
information           (some of which may be obtained directly
from the company).

               For purposes of capital appreciation, the Fund may
invest up           to 35% of its assets in (i) debt securities
of government or           corporate issuers in emerging market
countries, (ii) equity and           debt securities of issuers
in developed countries (including the           United States),
and (iii) cash or cash equivalents such as bank
obligations (including certificates of deposit and bankers'
   acceptances), commercial paper, short-term notes and
repurchase           agreements. For temporary defensive
purposes, the Fund may invest           without limit in such
instruments. The Fund may also invest in           zero coupon
bonds and purchase securities on a "when-issued" or firm commitment basis.

               The Fund will not invest more than 20% of its
total assets           in debt securities rated Ba or lower by
Moody's or BB or lower by           S&P, or if unrated, are
considered by IMI to be of comparable           quality (commonly
referred to as "high yield" or "junk" bonds).

               For temporary or emergency purposes, the Fund may
borrow up           to one-third of the value of its total assets
from banks, but may           not purchase securities at any time
during which the value of the           Fund's outstanding loans
exceeds 10% of the value of the Fund's           assets.  The
Fund may with approval of the Trustees, but           currently
does not intend to, lend portfolio securities valued at
not more that 30% of the Fund's total assets, engage in foreign currency exchange transactions and enter into forward
foreign           currency contracts.  The Fund may also invest
(i) up to 10% of           its total assets in other investment
companies, and (ii) up to           15% of its net assets in
restricted and other illiquid           securities.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets. The Fund may also sell           covered put options with
respect to up to 10% of the value of its           net assets,
and may write covered call options so long as not           more
than 25% of the Fund's net assets is subject to being
purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options
on)           stock index and foreign currency futures contracts,
provided that           the Fund's aggregate investment in such
contracts does not exceed           15% of its total assets.












                                     RISK FACTORS

          U.S. GOVERNMENT SECURITIES

               U.S. Government securities are obligations of, or
guaranteed           by, the U.S. Government, its agencies or
instrumentalities.            Securities guaranteed by the U.S.
Government include:  (1) direct           obligations of the U.S.
Treasury (such as Treasury bills, notes,           and bonds) and
(2) Federal agency obligations guaranteed as to
principal and interest by the U.S. Treasury (such as GNMA
 certificates, which are mortgage-backed securities).  When such securities are held to maturity, the payment of principal
and           interest is unconditionally guaranteed by the U.S.
Government,           and thus they are of the highest possible
credit quality.  U.S.           Government securities that are
not held to maturity are subject           to variations in
market value due to fluctuations in interest           rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans.  For example, GNMA           certificates are such
securities in which the timely payment of           principal and
interest is guaranteed by the full faith and credit           of
the U.S. Government.  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average
life           of the loans typically will be substantially less
because the           mortgages will be subject to principal
amortization and may be           prepaid prior to maturity.
Prepayment rates vary widely and may           be affected by
changes in market interest rates.  In periods of
falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the
security.            Conversely, rising interest rates tend to
decrease the rate of           prepayment, thereby lengthening
the actual average life of the           security (and increasing
the security's price volatility).            Accordingly, it is
not possible to predict accurately the average           life of
a particular pool.  Reinvestment of prepayment may occur
at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-
        backed securities can be less effective than typical
bonds of           similar maturities at "locking in" yields
during periods of           declining interest rates.  Such
securities may appreciate or           decline in market value
during periods of declining or rising           interest rates,
respectively.

               Securities issued by U.S. Government
instrumentalities and           certain federal agencies are
neither direct obligations of nor           guaranteed by the
U.S. Treasury; however, they involve Federal
sponsorship in one way or another.  Some are backed by specific types of collateral, some are supported by the issuer's
right to           borrow from the Treasury, some are supported
by the discretionary           authority of the Treasury to
purchase certain obligations of the           issuer, others are
supported only by the credit of the issuing           government
agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land












          Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal
Home           Loan Banks, Federal National Mortgage Association,
Federal Home           Loan Mortgage Corporation, and Student
Loan Marketing           Association.

          CONVERTIBLE SECURITIES

               Because convertible securities can be converted
into equity           securities, their values will normally vary
in some proportion           with those of the underlying equity
securities. Convertible           securities usually provide a
higher yield than the underlying           equity, however, so
that the price decline of a convertible           security may
sometimes be less substantial than that of the underlying equity security.

               A Fund may invest in convertible securities, such
as           corporate bonds, notes, debentures and other
securities that may           be converted into common stock.
Investments in convertible           securities can provide
income through interest and dividend           payments as well
as an opportunity for capital appreciation by           virtue of
their conversion or exchange features.

               The convertible securities in which a Fund may
invest           include preferred stock that may be converted or
exchanged at a           stated or determinable exchange ratio
into underlying shares of           common stock.  The exchange
ratio for any particular convertible           security may be
adjusted from time to time due to stock splits,
dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio.  Convertible debt
securities and           convertible preferred stocks, until
converted, have general           characteristics similar to both
debt and equity securities.            Although to a lesser
extent than with debt securities generally,           the market
value of convertible securities tends to decline as
interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the
conversion           or exchange feature, the market value of
convertible securities           typically changes as the market
value of the underlying common           stock changes, and,
therefore, also tends to follow movements in           the
general market for equity securities.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the
value           of the underlying common stock, although
typically not as much as           the price of the underlying
common stock.  While no securities           investments are
without risk, investments in convertible           securities
generally entail less risk than investments in common stock of the same issuer.

               As debt securities, convertible securities are
investments           which provide for a stream of income.  Of
course, like all debt           securities, there can be no
assurance of income or principal           payments because the
issuers of the convertible securities may           default on
their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

               Convertible securities generally are subordinated
to other           similar but non-convertible securities of the
same issuer,           although convertible bonds, as corporate
debt obligations, are           senior in right of payment to all
equity securities, and           convertible preferred stock is
senior to common stock, of the           same issuer.  However,
convertible bonds and convertible           preferred stock
typically have lower coupon rates than similar           non-
convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

          DEBT SECURITIES, IN GENERAL

                Investment in debt securities involves both
interest rate           and credit risk. Generally, the value of
debt instruments rises           and falls inversely with
fluctuations in interest rates. As           interest rates
decline, the value of debt securities generally
increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with
shorter           maturities. The market value of debt securities
also varies           according to the relative financial
condition of the issuer. In           general, lower-quality
bonds offer higher yields due to the           increased risk
that the issuer will be unable to meet its           obligations
on interest or principal payments at the time called for by the debt instrument.

          ZERO COUPON BONDS

               A Fund may purchase zero coupon bonds in
accordance with the           Fund's credit quality standards.
Zero coupon bonds are debt           obligations issued without
any requirement for the periodic           payment of interest,
and are issued at a significant discount           from face
value.  The discount approximates the total amount of
interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market
rate           at the time of issuance.  If a Fund holds zero
coupon bonds in           its portfolio, it would recognize
income currently for Federal           income tax purposes in the
amount of the unpaid, accrued interest           and generally
would be required to distribute dividends repre-          senting
such income to shareholders currently, even though the
cash representing such income would not have been received by the
         Fund.  Cash to pay dividends representing unpaid,
accrued           interest may be obtained from, for example,
sales proceeds of           portfolio securities and Fund shares
and from loan proceeds.            However, this may result in a
Fund's having to sell portfolio           securities at a time
when it might otherwise choose not to do so,           and the
Fund might incur a capital loss on such sales.  Because
interest on zero coupon obligations is not distributed to a Fund on a current basis, but is in effect compounded, the
value of           such securities is subject to greater
fluctuations in response to           changing interest rates
than the value of debt obligations that           distribute
income regularly.












          REPURCHASE AGREEMENTS

               Repurchase agreements are contracts under which a
Fund buys           a money market instrument and obtains a
simultaneous commitment           from the seller to repurchase
the instrument at a specified time           and at an agreed-
upon yield.  Under guidelines approved by the           the
Board, a Fund is permitted to enter into repurchase
agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that the Fund's investment adviser has approved
for           use as collateral for repurchase agreements and the
collateral           must be marked-to-market daily.  A Fund will
enter into           repurchase agreements only with banks and
broker-dealers deemed           to be creditworthy by the Fund's
investment adviser under           guidelines approved by the
Board.  In the unlikely event of           failure of the
executing bank or broker-dealer, a Fund could
experience some delay in obtaining direct ownership of the
  underlying collateral and might incur a loss if the value of
the           security should decline, as well as costs in
disposing of the           security.

          WARRANTS

               The holder of a warrant has the right, until the
warrant           expires, to purchase a given number of shares
of a particular           issuer at a specified price. Such
investments can provide a           greater potential for profit
or loss than an equivalent           investment in the underlying
security.  However, prices of           warrants do not
necessarily move in tandem with the prices of the
underlying securities, and are, therefore, considered speculative investments.  Warrants pay no dividends and confer no
rights           other than a purchase option.  Thus, if a
warrant held by a Fund           were not exercised by the date
of its expiration, the Fund would           lose the entire
purchase price of the warrant.  A Fund's           investments in
warrants will not exceed 5% of the value of its           net
assets.

          SMALL COMPANIES

               Investing in smaller company stocks involves
certain special           considerations and risks that are not
usually associated with           investing in larger, more
established companies.  For example,           the securities of
smaller companies may be subject to more abrupt           or
erratic market movements, because they tend to be thinly
traded and are subject to a greater degree to changes in the issuer's earnings and prospects.  Small companies also tend
to           have limited product lines, markets or financial
resources.            Transaction costs in smaller company stocks
also may be higher           than those of larger companies.

          COMMERCIAL PAPER

               Commercial paper represents short-term unsecured
promissory           notes issued in bearer form by bank holding
companies,












          corporations and finance companies.  A Fund may invest
in           commercial paper that is rated A-1 by S&P or Prime-1
by Moody's           or, if not rated by Moody's or S&P, is
issued by companies having           an outstanding debt issue
rated Aaa or Aa by Moody's or AAA or AA           by S&P.

          BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

               Certificates of deposit are negotiable
certificates issued           against funds deposited in a
commercial bank for a definite           period of time and
earning a specified return.  Bankers'           acceptances are
negotiable drafts or bills of exchange, normally           drawn
by an importer or exporter to pay for specific merchandise,
   which are "accepted" by a bank (meaning, in effect, that the
bank           unconditionally agrees to pay the face value of
the instrument at           maturity).  In addition to investing
in certificates of deposit           and bankers' acceptances, a
Fund may invest in time deposits in           banks or savings
and loan associations.  Time deposits are           generally
similar to certificates of deposit, but are
uncertificated. A Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of
$1           billion, (ii) U.S. banks which do not meet the $1
billion asset           requirement, if the principal amount of
such obligation is fully           insured by the Federal Deposit
Insurance Corporation (the           "FDIC"), (iii) savings and
loan associations which have total           assets in excess of
$1 billion and which are members of the FDIC,           and (iv)
foreign banks if the obligation is, in IMI's opinion, of
an investment quality comparable to other debt securities which may be purchased by the particular Fund.  A Fund's
investments in           certificates of deposit of savings
associations are limited to           obligations of Federal and
state-chartered institutions whose           total assets exceed
$1 billion and whose deposits are insured by           the FDIC.

          DEPOSITORY RECEIPTS

               ADRs, GDRs and similar instruments, the issuance
of which is           typically administered by a U.S. or foreign
bank or trust           company, evidence ownership of underlying
securities issued by a           U.S. or foreign corporation.
Unsponsored programs are organized           independently and
without the cooperation of the issuer of the           underlying
sdecurities.  As a result, available information
concerning the issuer may not be as current as for sponsored depository instruments and their prices may be more volatile
than           if they were sponsored by the issuers of the
underlying           securities.  ADRs are publicly traded on
exchanges or over-the-          counter ("OTC") in the United
States.

          INVESTMENT-GRADE DEBT SECURITIES

               Bonds rated Aaa by Moody's and AAA by S&P are
judged to be           of the best quality (i.e., capacity to pay
interest and repay           principal is extremely strong).
Bonds rated Aa/AA are considered












          to be of high quality (i.e., capacity to pay interest
and repay           principal is very strong and differs from the
highest rated           issues only to a small degree).  Bonds
rated A are viewed as           having many favorable investment
attributes, but elements may be           present that suggest a
susceptibility to the adverse effects of           changes in
circumstances and economic conditions than debt in
higher rated categories.  Bonds rated Baa/BBB (considered by
    Moody's to be "medium grade" obligations) are considered to
have           an adequate capacity to pay interest and repay
principal, but           certain protective elements may be
lacking (i.e., such bonds lack           outstanding investment
characteristics and have some speculative
characteristics).  A Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and
may also           invest in unrated debt securities that are
considered by IMI to           be of comparable quality.

          LOW-RATED DEBT SECURITIES

               A Fund may invest in corporate debt securities
rated Ba or           lower by Moody's, or BB or lower by S&P.  A
Fund will not,           however, invest in securities that, at
the time of investment,           are rated lower than C by
either Moody's or S&P.  Securities           rated lower than Baa
or BBB (and comparable unrated securities)           are commonly
referred to as "high yield" or "junk" bonds and are
considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.  The lower the ratings of corporate debt
securities,           the more their risks render them like
equity securities.  (See           Appendix A for a more complete
description of the ratings           assigned by Moody's and S&P
and their respective
          characteristics.)

               While IMI may refer to ratings issued by
established credit           rating agencies, it is not IMI's
policy to rely exclusively on           such ratings, but rather
to supplement such ratings with its own           independent and
ongoing review of credit quality.  A Fund's           achievement
of its investment objective may, to the extent of its
investment in low-rated debt securities, be more dependent upon
       IMI's credit analysis than would be the case if the Funds
were           investing in higher quality bonds.  Should the
rating of a           portfolio security be downgraded, IMI will
determine whether it           is in the relevant Fund's best
interest to retain or dispose of           the security.
However, should any individual bond held by a Fund           be
downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

               The secondary market on which low-rated debt
securities are           traded may be less liquid than the
market for higher grade bonds.            Less liquidity in the
secondary trading market could adversely           affect the
price at which a Fund could sell a low-rated debt
security, and cause large fluctuations in the daily net asset value of the Fund's shares.  Adverse publicity and investor perceptions, whether or not based on fundamental
analysis, may           decrease the value and liquidity of low-
rated debt securities,












          especially in a thinly traded market.  When secondary
markets for           high yield securities become relatively
less liquid, it may be           more difficult to value the
securities, requiring additional           research, and elements
of judgment. Prices for high yield bonds           may be
affected by legislative and regulatory developments.  (For
  example, Federal rules require savings and loan institutions to reduce gradually their holdings of this type of security).

          FOREIGN SECURITIES

               A Fund may invest in securities of foreign
issuers,           including non-U.S. dollar-denominated debt
securities, Euro           dollar securities, sponsored and
unsponsored ADRs, ADSs, GDRs           GDSs and debt securities
issued, assumed or guaranteed by foreign           governments or
political subdivisions or instrumentalities           thereof.
Shareholders should consider carefully the substantial
risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to
the           usual risks inherent in the domestic investments.

               Although a Fund intends to invest only in nations
that IMI           considers to have relatively stable and
friendly governments,           there is the possibility of
expropriation, nationalization,           repatriation or
confiscatory taxation, taxation of income earned           in a
foreign country and other foreign taxes, foreign exchange
 controls (which may include suspension of the ability to
transfer           currency from a given country), default in
foreign government           securities, political or social
instability or diplomatic           developments which could
affect investments in securities of           issuers in those
nations.  In addition, in many countries there           is less
publicly available information about issuers than is
available for U.S. companies. For example, ownership of unsponsored ADRs may not entitle the owner to financial or other reports from the issuer to which it might otherwise be
entitled           as the owner of a sponsored ADR.  Moreover,
foreign companies are           not generally subject to uniform
accounting, auditing and           financial reporting standards,
and auditing practices and           requirements may not be
comparable to those applicable to U.S.           companies.  In
many foreign countries, there is less government
supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the
United           States.  Foreign securities transactions may
also be subject to           higher brokerage costs than domestic
securities transactions.            The foreign securities
markets of many of the countries in which           a Fund may
invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

               Foreign stock markets have different clearance and
         settlement procedures and in certain markets there have
been           times when settlements have been unable to keep
pace with the           volume of securities transactions, making
it difficult to conduct           such transactions.  Delays in
settlement could result in












          temporary periods when assets of a Fund are uninvested
and no           return is earned thereon.  The inability of a
Fund to make           intended security purchases due to
settlement problems could           cause that Fund to miss
attractive investment opportunities.            Further, the
inability to dispose of portfolio securities due to
settlement problems could result either in losses to a Fund
   because of subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell
the           security, in possible liability to the purchaser.
Fixed           commissions on some foreign securities exchanges
are generally           higher than negotiated commissions on
U.S. exchanges, although           IMI will endeavor to achieve
the most favorable net results on a           Fund's portfolio
transactions.  It may be more difficult for a           Fund's
agents to keep currently informed about corporate actions
 such as stock dividends or other matters that may affect the prices of portfolio securities.  Communications between the
        United States and foreign countries may be less reliable
than           within the United States, thus increasing the risk
of delayed           settlements of portfolio transactions or
loss of certificates for           portfolio securities.
Moreover, individual foreign economies may           differ
favorably or unfavorably from the United States economy in
  such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency
and           balance of payments position.  IMI seeks to
mitigate the risks to           a Fund associated with the
foregoing considerations through           investment variation
and continuous professional management.

          INVESTING IN EMERGING MARKETS

               Investors should recognize that investing in
certain foreign           securities involves special
considerations, including those set           forth below, that
are not typically associated with investing in           United
States securities and that may affect a Fund's performance
  favorably or unfavorably.  (See "Foreign Securities" under the caption "Risk Factors and Investment Techniques" in the Prospectus.)

               In recent years, many emerging market countries
around the           world have undergone political changes that
have reduced           government's role in economic and personal
affairs and have           stimulated investment and growth.
Historically, there is a strong           direct correlation
between economic growth and stock market           returns.
While this is no guarantee of future performance, IMI
believes that investment opportunities (particularly in the
   energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of
emerging           market countries from which the Fund and its
shareholders will           benefit.

               Investments in companies domiciled in developing
countries           may be subject to potentially higher risks
than investments in           developed countries.  Such risks
include (i) less social,           political and economic
stability; (ii) a small market for












          securities and/or a low or nonexistent volume of
trading, which           result in a lack of liquidity and
greater price volatility; (iii)           certain national
policies that may restrict a Fund's investment
opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv)
foreign           taxation; (v) the absence of developed
structures governing           private or foreign investment or
allowing for judicial redress           for injury to private
property; (vi) the absence, until           relatively recently
in certain Eastern European countries, of a           capital
market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in
  Eastern Europe may be slowed or reversed by unanticipated
   political or social events in such countries; and (viii) the possibility that currency devaluations could adversely
affect the           value of a Fund's investments.  Further,
many emerging markets           have experienced and continue to
experience high rates of           inflation.

               Despite the dissolution of the Soviet Union, the
Communist           Party may continue to exercise a significant
role in certain           Eastern European countries.  To the
extent of the Communist           Party's influence, investments
in such countries will involve           risks of
nationalization, expropriation and confiscatory
taxation.  The communist governments of a number of Eastern
   European countries expropriated large amounts of private
property           in the past, in many cases without adequate
compensation, and           there can be no assurance that such
expropriation will not occur           in the future.  In the
event of such expropriation, a Fund could           lose a
substantial portion of any investments it has made in the
 affected countries.  Further, few (if any) accounting standards exist in Eastern European countries.  Finally, even
though           certain Eastern European currencies may be
convertible into U.S.           dollars, the conversion rates may
be artificial in relation to           the actual market values
and may be adverse to a Fund's net asset           value.

               Certain Eastern European countries that do not
have well-          established trading markets are characterized
by an absence of           developed legal structures governing
private and foreign           investments and private property.
In addition, certain countries           require governmental
approval prior to investments by foreign           persons, or
limit the amount of investment by foreign persons in           a
particular company, or limit the investment of foreign persons to only a specific class of securities of a company that
may have           less advantageous terms than securities of the
company available           for purchase by nationals.

               Authoritarian governments in certain Eastern
European           countries may require that a governmental or
quasi-governmental           authority act as custodian of a
Fund's assets invested in such           country.  To the extent
such governmental or quasi-governmental           authorities do
not satisfy the requirements of the Investment           Company
Act of 1940, as amended (the "1940 Act"), with respect to the custody of a Fund's cash and securities, that Fund's investment in such countries may be limited or may be
required to           be effected through intermediaries.  The
risk of loss through           governmental confiscation may be
increased in such countries.

          CANADIAN SECURITIES

               Ivy Canada Fund normally invests a significant
portion of           its assets in Canadian securities.  The
Canadian securities           market is among the largest in the
world.  Equity securities are           traded primarily on the
country's five independent regional stock           exchanges:
The Toronto Stock Exchange ("TSE"), the Montreal
Exchange ("ME"), the Vancouver Stock Exchange ("VSE"), the
  Alberta Stock Exchange and the Winnipeg Stock Exchange.  The
TSE,           which is the largest regional exchange, had a
total market           capitalization of $1190.8 billion as of
November, 1996 and its           1,304 listed companies had a
November trading volume of           2,610,118,602 shares.  A
small percentage of Canadian stocks are           traded on the
unlisted or OTC market.  In contrast, almost all           debt
securities are traded on the OTC.  Interlisting is common
 among the Canadian and U.S. stock exchanges and the OTC markets.
          In addition, the TSE, the American Stock Exchange and
the Midwest           Stock Exchange are electronically linked to
permit the order           routing of interlisted securities on
those stock exchanges.  The           ME and the Boston Stock
Exchange are similarly linked.  Ivy           Canada Fund invests
less than 1% of its assets in securities           listed solely
on the VSE.

               The economy of Canada is strongly influenced by
the           activities of companies and industries involved in
the production           and processing of natural resources.
The companies may include           those involved in the energy
industry, industrial materials           (chemicals, base metals,
timber and paper) and agricultural           materials (grain
cereals).  The securities of companies in the           energy
industry are subject to changes in value and dividend
yield, which depend, to a large extent, on the price and supply of energy fuels.  Rapid price and supply fluctuations may
be           caused by events relating to international politics,
energy           conservation and the success of exploration
projects. Economic           prospects are changing due to recent
government attempts to           reduce restrictions against
foreign investment.  These           considerations are
especially important for a Fund, like Ivy           Canada Fund,
which invests primarily in Canadian securities.

               Many factors, including social, environmental and
economic           conditions, that are not within the control of
Canada affect and           could have an adverse impact on the
financial condition of           Canada.  IMI is unable to
predict what effect, if any, such           factors would have on
instruments held in a Fund's portfolio.

               Beginning in January of 1989 the U.S. - Canada
Free Trade           Agreement will be phased in over a period of
10 years.  This           agreement will remove tariffs on U.S.
technology and Canadian           agricultural products in
addition to removing trade barriers           affecting other
important sectors of each country's economy.












          Additionally, the recent implementation of the North
American           Free Trade Agreement in January, 1994 is
expected to lead to           increased trade and reduced
barriers between Canada and the           United States.

               Canada is one of the world's leading industrial
countries,           as well as a major exporter of agricultural
products.  Canada is           rich in natural resources such as
zinc, uranium, nickel, gold,           silver, aluminum, iron and
copper.  Forest covers over 44% of           land area, making
Canada a leading world producer of newsprint.

               Canada is also a major producer of
hydroelectricity, oil and           gas.  The business activities
of companies in the energy field           may include the
production, generation, transmission, marketing, control or measurement of energy or energy fuels.

               Canadian securities exchanges are self-regulatory
agencies           that are recognized by the securities
administrators of the           province in which the exchange is
located.  The largest, most           active Canadian exchange is
the TSE, which is a self-regulated           agency recognized by
the Ontario Securities Commission.  Canadian           securities
regulation differs in certain respects from United
States securities regulation.  For example, the amount of
 information available concerning companies that have securities traded on Canadian exchanges and do not have securities
traded on           an exchange in the United States is generally
less than that           available concerning companies which
have securities traded on           United States exchanges.  See
"Risk Factors and Investment           Techniques" in the
Prospectus for a discussion of the risks           associated
with investing in the securities of foreign companies.

          INVESTING IN LATIN AMERICA

               Investing in securities of Latin American issuers
may entail           risks relating to the potential political
and economic           instability of certain Latin American
countries and the risks of           expropriation,
nationalization, confiscation or the imposition of
restrictions on foreign investment and on repatriation of capital invested.  In the event of expropriation,
nationalization or           other confiscation by any country, a
Fund could lose its entire           investment in any such
country.

               The securities markets of Latin American countries
are           substantially smaller, less developed, less liquid
and more           volatile than the major securities markets in
the U.S. Disclosure           and regulatory standards are in
many respects less stringent than           U.S. standards.
Furthermore, there is a lower level of           monitoring and
regulation of the markets and the activities of investors in such markets.

               The limited size of many Latin American securities
markets           and limited trading volume in the securities of
Latin American           issuers compared to volume of trading in
the securities of U.S.           issuers could cause prices to be
erratic for reasons apart from












          factors that affect the soundness and competitiveness
of the           securities issuers.  For example, limited market
size may cause           prices to be unduly influenced by
traders who control large           positions.  Adverse publicity
and investors' perceptions, whether           or not based on in-
depth fundamental analysis, may decrease the           value and
liquidity of portfolio securities.

               Latin America Strategy Fund invests in securities denominated in currencies of Latin American countries.
       Accordingly, changes in the value of these currencies
against the           U.S. dollar will result in corresponding
changes in the U.S.           dollar value of the Fund's assets
denominated in those           currencies.

               Some Latin American countries also may have
managed           currencies, which are not free floating against
the U.S. dollar.            In addition, there is risk that
certain Latin American countries           may restrict the free
conversion of their currencies into other           countries.
Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar.
Any           devaluations in the currencies in which a Fund's
portfolio           securities are denominated may have a
detrimental impact on that           Fund's net asset value.

               The economies of individual Latin American
countries may           differ favorably or unfavorably from the
U.S. economy in such           respects as the rate of growth of
gross domestic product, the           rate of inflation, capital
reinvestment, resource self-          sufficiency and balance of
payments position.  Certain Latin           American countries
have experienced high levels of inflation           which can
have a debilitating effect on the economy.
Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to a Fund at a higher rate than those imposed by other foreign countries.  This may
reduce           the Fund's investment income available for
distribution to           shareholders.

               Certain Latin American countries such as
Argentina, Brazil           and Mexico are among the world's
largest debtors to commercial           banks and foreign
governments.  At times, certain Latin American
countries have declared moratoria on the payment of principal and/or interest on outstanding debt.  Investment in
sovereign           debt can involve a high degree of risk.  The
governmental entity           that controls the repayment of
sovereign debt may not be able or           willing to repay the
principal and/or interest when due in           accordance with
the terms of such debt.  A governmental entity's
willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its
cash           flow situation, the extent of its foreign
reserves, the           availability of sufficient foreign
exchange on the date a payment           is due, the relative
size of the debt service burden to the           economy as a
whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject.
Governmental           entities may also be dependent on expected
disbursements from           foreign governments, multilateral
agencies and others abroad to           reduce principal and
interest arrearages on their debt.  The           commitment on
the part of these governments, agencies and others           to
make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's
obligations.            Failure to implement such reforms,
achieve such levels of           economic performance or repay
principal or interest when due may           result in the
cancellation of such third parties' commitments to           lend
funds to the governmental entity, which may further impair
  such debtor's ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may
default           on their sovereign debt.

               Holders of sovereign debt, including a Fund, may
be           requested to participate in the rescheduling of such
debt and to           extend further loans to governmental
entities.  There is no           bankruptcy proceeding by which
defaulted sovereign debt may be           collected in whole or
in part.

               Governments of many Latin American countries have
exercised           and continue to exercise substantial
influence over many aspects           of the private sector
through the ownership or control of many           companies,
including some of the largest in those countries.  As           a
result, government actions in the future could have a
significant effect on economic conditions which may adversely affect prices of certain portfolio securities.
Expropriation,           confiscatory taxation, nationalization,
political, economic or           social instability or other
similar developments, such as           military coups, have
occurred in the past and could also           adversely affect a
Fund's investments in this region.

               Changes in political leadership, the
implementation of           market oriented economic policies,
such as privatization, trade           reform and fiscal and
monetary reform are among the recent steps           taken to
renew economic growth.  External debt is being
restructured and flight capital (domestic capital that has left home country) has begun to return.  Inflation control
efforts           have also been implemented.  Latin American
equity markets can be           extremely volatile and in the
past have shown little correlation           with the U.S.
market.  Currencies are typically weak, but most           are
now relatively free floating, and it is not unusual for the
   currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

          INVESTING IN ASIA PACIFIC SECURITIES

               Certain Asia-Pacific countries in which Ivy Asia
Pacific           Fund may invest are developing countries, and
may be in the           initial stages of their industrialization
cycle.  The economic           structures of developing countries
generally are less diverse and           mature than in the
United States, and their political systems may












          be relatively unstable.  Historically, markets of
developing           countries have been more volatile than the
markets of developed           countries, yet such markets often
have provided higher rates of           return to investors.

               Investing in securities of issuers in Asia-Pacific
countries           involves certain considerations not typically
associated with           investing in securities of United
States companies, including (i)           restrictions on foreign
investment and on repatriation of capital           invested in
Asian countries, (ii) currency fluctuations, (iii)           the
cost of converting foreign currency into United States
dollars, (iv) potential price volatility and lesser liquidity of shares traded on Asia-Pacific country securities markets
and (v)           political and economic risks, including the
risk of           nationalization or expropriation of assets and
the risk of war.

               Certain Asia-Pacific countries may be more
vulnerable to the           ebb and flow of international trade
and to trade barriers and           other protectionist or
retaliatory measures.  Investments in           countries that
have recently opened their capital markets and           that
appear to have relaxed their central planning requirement,
  as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

               The settlement period of securities transactions
in foreign           markets in general may be longer than in
domestic markets, and           such delays may be of particular
concern in developing countries.            For example, the
possibility of political upheaval and the           dependence on
foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

               Securities exchanges, issuers and broker-dealers
in some           Asia-Pacific countries are subject to less
regulatory scrutiny           than in the United States.  In
addition, due to the limited size           of the markets for
Asia-Pacific securities, the prices for such           securities
may be more vulnerable to adverse publicity,           investors'
perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of the Fund's investments.

          INVESTING IN NATURAL RESOURCES

               Since the Ivy Global Natural Resources Fund
normally invests           a substantial portion of its assets in
securities of companies           engaged in natural resources
activities, the Fund may be subject           to greater risks
and market fluctuations than funds with more
diversified portfolios.  The value of the Fund's securities will fluctuate in response to market conditions generally, and
will be           particularly sensitive to the markets for those
natural resources           in which a particular issuer is
involved.  The values of natural           resources may also
fluctuate directly with respect to real and           perceived
inflationary trends and various political developments.
In selecting the Fund's portfolio of investments, IMI will












          consider each company's ability to create new products,
secure           any necessary regulatory approvals, and generate
sufficient           customer demand.  A company's failure to
perform well in any one           of these areas, however, could
cause its stock to decline           sharply.

               Ivy Global Natural Resources Fund's investments in
precious           metals (such as gold) and other physical
commodities are subject           to special risk considerations,
including substantial price           fluctuations over short
periods of time.  On the other hand,           investments in
precious metals coins or bullion could help to           moderate
fluctuations in the value of the Fund's portfolio, since
the prices of precious metals have at times tended not to
 fluctuate as widely as shares of issuers engaged in the mining
of           precious metals.  Because precious metals and other
commodities           do not generate investment income, however,
the return on such           investments will be derived solely
from the appreciation and           depreciation on such
investments.  The Fund may also incur           storage and other
costs relating to its investments in precious           metals
and other commodities, which may, under certain
circumstances, exceed custodial and brokerage costs associated with investments in other types of securities.  When the
Fund           purchases a precious metal, IMI currently intends
that it will           only be in a form that is readily
marketable.

               Natural resource industries throughout the world
may be           subject to greater political, environmental and
other           governmental regulation than many other
industries.  Changes in           governmental policies and the
need for regulatory approvals may           have an adverse
effect on the products and services of natural
resources companies.  For example, the exploration, development and distribution of coal, oil and gas in the United States
are           subject to significant Federal and state
regulation, which may           affect rates of return on such
investments and the kinds of           services that may be
offered to companies in those industries.            In addition,
many natural resource companies have been subject to
significant costs associated with compliance with environmental and other safety regulations.  Such regulations may also
hamper           the development of new technologies.  The
direction, type or           effect of any future regulations
affecting natural resource           industries are virtually
impossible to predict.

               To take advantage of potential growth
opportunities, Ivy           Global Natural Resources Fund might
have significant investments           in companies with
relatively small market capitalization.            Securities of
smaller companies may be subject to more abrupt or
erratic market movements than the securities of larger more
   established companies, because they tend to be traded in lower volume and because the companies are subject to greater
business           risk.

               Under normal conditions, Ivy Global Natural
Resources Fund           is likely to be invested heavily in
foreign securities.            Investing in securities of foreign
issuers and denominated in












          foreign currencies involves risks not typically
associated with           investing in United States securities,
including fluctuations in           foreign exchange rates,
exposure to adverse political and           economic developments
and the possible imposition of exchange           controls and
related restrictions. In addition, competition is
intense for many natural resource companies.  As a result, the value of the securities issues by such companies may to
subject           to increased share price volatility.

          INVESTING IN THE CHINA REGION

               Investors should realize that China Region
countries may be           subject to a greater degree of
economic, political and social           instability than is the
case in the United States or other           developed countries.
Among the factors causing this instability           are (i)
authoritarian governments or military involvement in
political and economic decision making, (ii) popular unrest
   associated with demands for improved political, economic and social conditions, (iii) internal insurgencies, (iv)
hostile           relations with neighboring countries, (v)
ethnic, religious and           racial disaffection, and (vi)
changes in trading status, any one           of which could
disrupt the principal financial markets in which           the
Ivy China Region Fund invests and adversely affect the value of its assets.  In addition, several China Region countries
have           had hostile relations with neighboring nations.
For example,           China continues to claim sovereignty over
Taiwan, and is           scheduled to assume sovereignty over
Hong Kong in 1997.

               China Region countries tend to be heavily
dependent on           international trade, as a result of which
their markets are           highly sensitive to protective trade
barriers and the economic           conditions of their principal
trading partners (i.e., the United           States, Japan and
Western European countries).  Protectionist           trade
legislation, reduction of foreign investment in China
Region economies and general declines in the international
  securities markets could have a significant adverse effect on
the           China Region securities markets.  In addition,
certain China           Region countries have in the past failed
to recognize private           property rights and have at times
nationalized or expropriated           the assets of private
companies. There is a heightened risk in           these
countries that such adverse actions might be repeated.

               To take advantage of potential growth
opportunities, the Ivy           China Region Fund might have
significant investments  in           companies with relatively
small market capitalization.            Securities of smaller
companies may be subject to more abrupt or           erratic
market movements than the securities of larger more
established companies, both because they tend to be traded in lower volume and because the companies are subject to
greater           business risk.  In addition, to the extent that
any China Region           country  experiences rapid increases
in its money supply or           investment in equity securities
for speculative purposes, the           equity securities traded
in such countries may trade at price-          earning multiples
higher than those of comparable companies












          trading on securities markets in the United States,
which may not           be sustainable.  Finally, restriction on
foreign investment           exists to varying degrees in some
China Region countries.  Where           such restrictions apply,
investments may be limited and may           increase the Fund's
expenses.  See also "Selected Economic and           Market Data
for Asia Pacific and China Region Countries" in
Appendix C to this SAI.

          PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES

               Commodities trading is generally considered a
speculative           activity.  For example, prices of precious
metals are affected by           factors such as cyclical
economic conditions, political events           and monetary
policies of various countries.  Accordingly, markets
for precious metals may at times be volatile and there may be sharp price fluctuations even during periods when prices
overall           are rising.  Investments in physical
commodities may also present           practical problems of
delivery, storage and maintenance, possible illiquidity, the unavailability of accurate market valuations and increased expenses.

               Under current U.S. tax law, the Ivy Global Natural
Resources           Fund may not receive more than 10% of its
yearly income from           gains resulting from selling
precious metals or any other           physical commodity.
Accordingly, the Fund may be required to           hold its
precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

          FORWARD FOREIGN CURRENCY CONTRACTS

               A forward foreign currency contract (a "forward
contract")           is an obligation to purchase or sell a
specific currency for an           agreed price at a future date
(usually less than a year), and           typically is
individually negotiated and privately traded by
currency traders and their customers.  A forward contract
 generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for commissions, they do
realize a           profit based on the difference between the
price at which they           are buying and selling various
currencies.  Although these           contracts are intended to
minimize the risk of loss due to a           decline in the value
of the hedged currencies, at the same time,           they tend
to limit any potential gain which might result should the value of such currencies increase.

               While a Fund may enter into forward contracts to
reduce           currency exchange risks, changes in currency
exchange rates may           result in poorer overall performance
for a Fund than if it had           not engaged in such
transactions.  Moreover, there may be an           imperfect
correlation between a Fund's portfolio holdings of
securities denominated in a particular currency and forward
   contracts entered into by that Fund.  An imperfect correlation
of           this type may prevent a Fund from achieving the
intended hedge or












          expose the Fund to the risk of currency exchange loss.

               A Fund will not enter into or maintain a net
exposure to a           forward contract where the consummation
of the contract would           obligate the Fund to deliver an
amount of currency that exceeds           the value of the Fund's
portfolio securities or other assets           denominated in
that currency. Further, a Fund generally will not enter into a forward contract with a term greater than one year.

               To the extent required by applicable law, a Fund
will hold           cash or liquid securities in a segregated
account with its           custodian in an amount equal (on a
daily marked-to-market basis)           to the amount of the
commitments under these contracts.  At the           maturity of
a forward contract, a Fund may either accept or make
delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction
involving the           purchase or sale of an offsetting
position.  Closing purchase           transactions with respect
to forward contracts are usually           effected with the
currency trader who is a party to the original           forward
contract.

          FOREIGN CURRENCIES

               Investment in foreign securities will usually
involve           currencies of foreign countries.  In addition,
a Fund may           temporarily hold foreign currency deposits
during the completion           of investment programs and may
purchase forward contracts.            Because of these factors,
the value of the assets of a Fund as           measured in U.S.
dollars may be affected favorably or unfavorably           by
changes in foreign currency exchange rates and exchange
control regulations, and the Fund may incur costs in connection with conversions between various currencies.  Although a
Fund           values the Fund's assets daily in terms of U.S.
dollars, a Fund           does not intend to convert its holdings
of foreign currencies           into U.S. dollars on a daily
basis.  A Fund may do so from time           to time, and
investors should be aware of the costs of currency
conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the
       difference (the "spread") between the prices at which they
are           buying and selling various currencies.  Thus, a
dealer may offer           to sell a foreign currency to a Fund
at one rate, while offering           a lesser rate of exchange
should the Fund desire to resell that           currency to the
dealer.  A Fund will conduct its foreign currency
exchange transactions either on a cash basis at the spot rate prevailing in the foreign currency exchange market, or
through           entering into forward contracts to purchase or
sell foreign           currencies.

               Because a Fund normally will be invested in both
U.S. and           foreign securities markets, changes in the
Fund's share price may           have a low correlation with
movements in U.S. markets.  A Fund's           share price will
reflect movements of the stock and bond markets           in
which it is invested (both U.S. and foreign), and of the currencies in which its foreign investments are denominated.












          Thus, the strength or weakness of the U.S. dollar
against foreign           currencies accounts for part of a
Fund's investment performance.            U.S. and foreign
securities markets do not always move in step           with each
other, and the total returns from different markets may vary significantly.

          REAL ESTATE INVESTMENT TRUSTS (REITs)

               Ivy Global Fund may invest in equity real estate
investment           trusts ("REITs").  A REIT is a corporation,
trust or association           that invests in real estate
mortgages or equities for the benefit           of its investors.
REITs are dependent upon management skill, may           not be
diversified and are subject to the risks of financing
projects. Such entities are also subject to heavy cash flow
   dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through
of           income under the Internal Revenue Code of 1986, as
amended (the           "Code") and to maintain exemption from the
1940 Act.  By           investing in REITs indirectly through a
fund, a shareholder will           bear not only his or her
proportionate share of the expenses of           the Fund, but
also, indirectly, similar expenses of the REITs.

          OPTIONS TRANSACTIONS

               OPTIONS, IN GENERAL.   A Fund may engage in
transactions in           options on securities and stock indices
in accordance with the           Fund's stated investment
objective and policies.  A Fund may also           purchase put
options on securities and may purchase and sell           (write)
put and call options on stock indices.  Options on
securities and stock indices purchased or written by a Fund will be limited to options traded on national securities
exchanges,           boards of trade or similar entities, or in
the OTC markets.

               A call option is a short-term contract (having a
duration of           less than one year) pursuant to which the
purchaser, in return           for the premium paid, has the
right to buy the security           underlying the option at the
specified exercise price at any time           during the term of
the option.  The writer of the call option,           who
receives the premium, has the obligation, upon exercise of
  the option, to deliver the underlying security against payment
of           the exercise price.  A put option is a similar
contract pursuant           to which the purchaser, in return for
the premium paid, has the           right to sell the security
underlying the option at the specified           exercise price
at any time during the term of the option.  The           writer
of the put option, who receives the premium, has the
obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things,
the           relationship of the exercise price to the market
price and           volatility of the underlying security, the
time remaining to           expiration of the option, supply and
demand, and interest rates.

               If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction."  This is accomplished by buying an option
of the           same series as the option previously written.
The effect of the           purchase is that the writer's
position will be cancelled by the           Options Clearing
Corporation.  However, a writer may not effect a
closing purchase transaction after it has been notified of the exercise of an option.  Likewise, an investor who is the
holder           of an option may liquidate his or her position
by effecting a           "closing sale transaction."  This is
accomplished by selling an           option of the same series as
the option previously purchased.            There is no guarantee
that either a closing purchase or a closing           sale
transaction can be effected at any particular time or at any acceptable price.  If any call or put option is not exercised
or           sold, it will become worthless on its expiration
date.

               A Fund will realize a gain (or a loss) on a
closing purchase           transaction with respect to a call or
a put previously written by           the Fund if the premium,
plus commission costs, paid by the Fund           to purchase the
call or the put is less (or greater) than the           premium,
less commission costs, received by the Fund on the sale
of the call or the put.  A gain also will be realized if a call or a put that a Fund has written lapses unexercised,
because the           Fund would retain the premium.  Any such
gains (or losses) are           considered short-term capital
gains (or losses) for Federal           income tax purposes.  Net
short-term capital gains, when           distributed by a Fund,
are taxable as ordinary income.  See           "Taxation."

               A Fund will realize a gain (or a loss) on a
closing sale           transaction with respect to a call or a
put previously purchased           by the Fund if the premium,
less commission costs, received by           the Fund on the sale
of the call or the put is greater (or less)           than the
premium, plus commission costs, paid by the Fund to
purchase the call or the put.  If a put or a call expires
 unexercised, it will become worthless on the expiration date,
and           a Fund will realize a loss in the amount of the
premium paid,           plus commission costs.  Any such gain or
loss will be long-term           or short-term gain or loss,
depending upon a Fund's holding           period for the option.

               Exchange-traded options generally have
standardized terms           and are issued by a regulated
clearing organization (such as the           Options Clearing
Corporation), which, in effect, guarantees the
completion of every exchange-traded option transaction.  In
   contrast, the terms of OTC options are negotiated by a Fund
and           its counterparty (usually a securities dealer or a
financial           institution) with no clearing organization
guarantee.  When a           Fund purchases an OTC option, it
relies on the party from whom it           has purchased the
option (the "counterparty") to make delivery of           the
instrument underlying the option.  If the counterparty fails to do so, a Fund will lose any premium paid for the option,
as           well as any expected benefit of the transaction.
Accordingly,           IMI will assess the creditworthiness of
each counterparty to           determine the likelihood that the
terms of the OTC option will be           satisfied.












               WRITING OPTIONS ON INDIVIDUAL SECURITIES.  A Fund
may write           (sell) covered call options on the Fund's
securities in an           attempt to realize a greater current
return than would be           realized on the securities alone.
A Fund may also write covered           call options to hedge a
possible stock or bond market decline           (only to the
extent of the premium paid to the Fund for the
options).  In view of the investment objectives of a Fund, the
      Fund generally would write call options only in
circumstances           where the investment adviser to the Fund
does not anticipate           significant appreciation of the
underlying security in the near           future or has otherwise
determined to dispose of the security.

               A Fund may write covered call options as described
in the           Fund's Prospectus.  A "covered" call option
means generally that           so long as the Fund is obligated
as the writer of a call option,           the Fund will (i) own
the underlying securities subject to the           option, or
(ii) have the right to acquire the underlying
securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund.  Although a Fund receives premium income
from these           activities, any appreciation realized on an
underlying security           will be limited by the terms of the
call option.  A Fund may           purchase call options on
individual securities only to effect a           "closing
purchase transaction."

               As the writer of a call option, a Fund receives a
premium           for undertaking the obligation to sell the
underlying security at           a fixed price during the option
period, if the option is           exercised.  So long as a Fund
remains obligated as a writer of a           call option, it
forgoes the opportunity to profit from increases           in the
market price of the underlying security above the exercise
  price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the
value of           the underlying security decline).

               PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  A
Fund may           purchase a put option on an underlying
security owned by the Fund           as a defensive technique in
order to protect against an           anticipated decline in the
value of the security.  A Fund, as the           holder of the
put option, may sell the underlying security at the
exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market
price of the           underlying security must decline
sufficiently below the exercise           price to cover the
premium and transaction costs that a Fund must           pay.
These costs will reduce any profit a Fund might have
realized had it sold the underlying security instead of buying the put option.  The premium paid for the put option would
reduce           any capital gain otherwise available for
distribution when the           security is eventually sold.  The
purchase of put options will           not be used by a Fund for
leverage purposes.

               A Fund may also purchase a put option on an
underlying           security that it owns and at the same time
write a call option on           the same security with the same
exercise price and expiration












          date.  Depending on whether the underlying security
appreciates           or depreciates in value, a Fund would sell
the underlying           security for the exercise price either
upon exercise of the call           option written by it or by
exercising the put option held by it.            A Fund would
enter into such transactions in order to profit from
the difference between the premium received by the Fund for the writing of the call option and the premium paid by the
Fund for           the purchase of the put option, thereby
increasing the Fund's           current return.  A Fund may write
(sell) put options on           individual securities only to
effect a "closing sale           transaction."

               PURCHASING AND WRITING OPTIONS ON SECURITIES
INDICES.  A           Fund may purchase and sell (write) put and
call options on           securities indices.  An index assigns
relative values to the           securities included in the index
and the index fluctuates with           changes in the market
values of the securities so included.            Options on
indices are similar to options on individual
securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a
specified           price, they give the purchaser the right to
receive cash.  The           amount of cash is equal to the
difference between the closing           price of the index and
the exercise price of the option,           expressed in dollars,
times a specified multiple (the           "multiplier").  The
writer of the option is obligated, in return           for the
premium received, to make delivery of this amount.

               The multiplier for an index option performs a
function           similar to the unit of trading for a stock
option.  It determines           the total dollar value per
contract of each point in the           difference between the
exercise price of an option and the           current level of
the underlying index.  A multiplier of 100 means           that a
one-point difference will yield $100. Options on different indices have different multipliers.

               When a Fund writes a call or put option on a stock
index,           the option is "covered", in the case of a call,
or "secured", in           the case of a put, if the Fund
maintains in a segregated account           with the Custodian
cash or liquid securities equal to the           contract value.
A call option is also covered if a Fund holds a           call on
the same index as the call written where the exercise
price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the
exercise price           of the call written, provided that the
Fund maintains in a           segregated account with the
Custodian the difference in cash or           liquid securities.
A put option is also "secured" if a Fund           holds a put on
the same index as the put written where the           exercise
price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

               RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks.  During the option
period, the           covered call writer has, in return for the
premium on the option,           given up the opportunity to
profit from a price increase in the           underlying
securities above the exercise price, but, as long as
its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.
The           writer of an option has no control over the time
when it may be           required to fulfill its obligation as a
writer of the option.            Once an option writer has
received an exercise notice, it cannot           effect a closing
purchase transaction in order to terminate its
obligation under the option and must deliver the underlying
   securities (or cash in the case of an index option) at the exercise price.  If a put or call option purchased by a Fund
is           not sold when it has remaining value, and if the
market price of           the underlying security (or index), in
the case of a put, remains           equal to or greater than the
exercise price or, in the case of a           call, remains less
than or equal to the exercise price, a Fund           will lose
its entire investment in the option.  Also, where a put
or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may
move more or           less than the price of the related
security (or securities).  In           this regard, there are
differences between the securities and           options markets
that could result in an imperfect correlation           between
these markets, causing a given transaction not to achieve its objective.

               There can be no assurance that a liquid market
will exist           when a Fund seeks to close out an option
position.  Furthermore,           if trading restrictions or
suspensions are imposed on the options           markets, a Fund
may be unable to close out a position.  Finally,
trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
         sellers, or the options exchange could suspend trading
after the           price has risen or fallen more than the
maximum amount specified           by the exchange.  Closing
transactions can be made for OTC           options only by
negotiating directly with the counterparty or by           a
transaction in the secondary market, if any such market exists.
        There is no assurance that a Fund will be able to close
out an           OTC option position at a favorable price prior
to its expiration.            In the event of insolvency of the
counterparty, a Fund might be           unable to close out an
OTC option position at any time prior to           its
expiration.  Although a Fund may be able to offset to some
  extent any adverse effects of being unable to liquidate an
option           position, the Fund may experience losses in some
cases as a           result of such inability.

               A Fund's options activities also may have an
impact upon the           level of its portfolio turnover and
brokerage commissions.  See           "Portfolio Turnover."

               A Fund's success in using options techniques
depends, among           other things, on IMI's ability to
predict accurately the           direction and volatility of
price movements in the options and












          securities markets, and to select the proper type, time
and           duration of options.

          FUTURES CONTRACTS

               FUTURES, IN GENERAL.  A Fund may enter into
futures           contracts for hedging purposes.  A futures
contract provides for           the future sale by one party and
purchase by another party of a           specified quantity of a
commodity at a specified price and time.            When a
purchase or sale of a futures contract is made by a Fund,
 the Fund is required to deposit with its custodian (or broker,
if           legally permitted) a specified amount of cash or
U.S. Government           securities ("initial margin").  The
margin required for a futures           contract is set by the
exchange on which the contract is traded           and may be
modified during the term of the contract.  The initial
margin is in the nature of a performance bond or good faith
   deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all
contractual           obligations have been satisfied.  A futures
contract held by the           Fund is valued daily at the
official settlement price of the           exchange on which it
is traded.  Each day the Fund pays or           receives cash,
called "variation margin," equal to the daily           change in
value of the futures contract.  This process is known
as "marking to market."  Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement
between           the Fund and the broker of the amount one would
owe the other if           the futures contract expired.  In
computing daily net asset           value, the Fund will mark-to-
market its open futures position.

               Although some futures contracts call for making or
taking           delivery of the underlying securities, generally
these           obligations are closed out prior to delivery of
offsetting           purchases or sales of matching futures
contracts (same exchange,           underlying security or index,
and delivery month).  If an           offsetting purchase price
is less than the original sale price, a           Fund generally
realizes a capital gain, or if it is more, the           Fund
generally realizes a capital loss.  Conversely, if an
offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is
less, the           Fund generally realizes a capital loss.  The
transaction costs           must also be included in these
calculations.  When purchasing a           futures contract, a
Fund will maintain with its Custodian (and           mark-to-
market on a daily basis) cash or liquid securities that,
when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of
the           futures contract.

               When selling a futures contact, a Fund will
maintain with           its custodian in a segregated account
(and mark-to-market on a           daily basis) cash or liquid
securities that, when added to the           amounts deposited
with an FCM as margin, are equal to the market           value of
the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract.












               A Fund will only enter into futures contracts
which are           standardized and traded on a U.S. or foreign
exchange, board of           trade, or similar entity or quoted
on an automated quotation           system.  A Fund will not
enter into a futures contract if,           immediately
thereafter, the aggregate initial margin deposits for
futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which
any such           positions are "in-the-money," would exceed 5%
of the liquidation           value of the Fund's portfolio (or
the Fund's net asset value),           after taking into account
unrealized profits and unrealized           losses on any such
contracts the Fund has entered into.

               The requirements for qualification as a regulated
investment           company also may limit the extent to which a
Fund may enter into           futures.

               FOREIGN CURRENCY FUTURES CONTRACTS.  A Fund may
engage in           foreign currency futures contracts for
hedging purposes.  A           foreign currency futures contract
provides for the future sale by           one party and purchase
by another party of a specified quantity           of a foreign
currency at a specified price and time.

               RISKS ASSOCIATED WITH FUTURES.  There are several
risks           associated with the use of futures contracts as
hedging           techniques.  A purchase or sale of a futures
contract may result           in losses in excess of the amount
invested in the futures           contract.  There can be no
guarantee that there will be a           correlation between
price movements in the hedging vehicle and in           a Fund's
portfolio securities being hedged.  In addition, there
are significant differences between the securities and futures markets that could result in an imperfect correlation
between the           markets, causing a given hedge not to
achieve its objectives.            The degree of imperfection of
correlation depends on           circumstances such as variations
in speculative market demand for           futures on securities,
including technical influences in futures           trading, and
differences between the financial instruments being
hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate
levels,           maturities, and creditworthiness of issuers.  A
decision as to           whether, when and how to hedge involves
the exercise of skill and           judgment, and even a well-
conceived hedge may be unsuccessful to           some degree
because of market behavior or unexpected interest           rate
trends.

               Futures exchanges may limit the amount of
fluctuation           permitted in certain futures contract
prices during a single           trading day.  The daily limit
establishes the maximum amount that           the price of a
futures contract may vary either up or down from           the
previous day's settlement price at the end of the current
 trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be
made           on that day at a price beyond that limit.  The
daily limit           governs only price movements during a
particular trading day and           therefore does not limit
potential losses because the limit may












          work to prevent the liquidation of unfavorable
positions.  For           example, futures prices have
occasionally moved to the daily           limit for several
consecutive trading days with little or no           trading,
thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

               There can be no assurance that a liquid market
will exist at           a time when a Fund seeks to close out a
futures position, and the           Fund would remain obligated
to meet margin requirements until the           position is
closed.  In addition, there can be no assurance that           an
active secondary market will continue to exist.

               Currency futures contracts may be traded on
foreign           exchanges.  Such transactions may not be
regulated as effectively           as similar transactions in the
United States; may not involve a           clearing mechanism and
related guarantees; and are subject to the           risk of
governmental actions affecting trading in, or the prices
of, foreign securities.  The value of such position also could be adversely affected by (i) other complex foreign
political, legal           and economic factors, (ii) lesser
availability than in the United           States of data on which
to make trading decisions, (iii) delays           in a Fund's
ability to act upon economic events occurring in
foreign markets during non business hours in the United States,
       (iv) the imposition of different exercise and settlement
terms           and procedures and margin requirements than in
the United States,           and (v) lesser trading volume.

          SECURITIES INDEX FUTURES CONTRACTS

               A Fund may enter into securities index futures
contracts as           an efficient means of regulating the
Fund's exposure to the           equity markets.  A Fund will not
engage in transactions in           futures contracts for
speculation but only as a hedge against           changes
resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase.

               An index futures contract is a contract to buy or
sell units           of an index at a specified future date at a
price agreed upon           when the contract is made.  Entering
into a contract to buy units           of an index is commonly
referred to as purchasing a contract or           holding a long
position in the index.  Entering into a contract           to
sell units of an index is commonly referred to as selling a
   contract or holding a short position.  The value of a unit is
the           current value of the stock index.  For example, the
S&P 500 Index           is composed of 500 selected common
stocks, most of which are           listed on the New York Stock
Exchange (the "Exchange").  The S&P           500 Index assigns
relative weightings to the 500 common stocks           included
in the Index, and the Index fluctuates with changes in
the market values of the shares of those common stocks.  In the case of the S&P 500 Index, contracts are to buy or sell
500           units.  Thus, if the value of the S&P 500 Index
were $150, one           contract would be worth $75,000 (500
units x $150).  The index












          futures contract specifies that no delivery of the
actual           securities making up the index will take place.
Instead,           settlement in cash must occur upon the
termination of the           contract, with the settlement being
the difference between the           contract price and the
actual level of the stock index at the           expiration of
the contract.  For example, if a Fund enters into a
futures contract to buy 500 units of the S&P 500 Index at a
   specified future date at a contract price of $150 and the S&P
500           Index is at $154 on that future date, a Fund will
gain $2,000           (500 units x gain of $4).  If a Fund enters
into a futures           contract to sell 500 units of the stock
index at a specified           future date at a contract price of
$150 and the S&P 500 Index is           at $154 on that future
date, the Fund will lose $2,000 (500 units           x loss of
$4).

               RISKS OF SECURITIES INDEX FUTURES.  A Fund's
success in           using hedging techniques depends, among
other things, on IMI's           ability to predict correctly the
direction and volatility of           price movements in the
futures and options markets as well as in           the
securities markets and to select the proper type, time and
  duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

               A Fund's ability to hedge effectively all or a
portion of           its securities through transactions in index
futures (and           therefore the extent of its gain or loss
on such transactions)           depends on the degree to which
price movements in the underlying           index correlate with
price movements in the Fund's securities.            Insofar as
such securities do not duplicate the components of an
index, the correlation probably will not be perfect. Consequently, a Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as
the           hedging instrument.  This risk will increase as the
composition           of a Fund's portfolio diverges from the
composition of the           hedging instrument.

               Although a Fund intends to establish positions in
these           instruments only when there appears to be an
active market, there           is no assurance that a liquid
market will exist at a time when           the Fund seeks to
close a particular option or futures position.            Trading
could be interrupted, for example, because of supply and
demand imbalances arising from a lack of either buyers or
 sellers.  In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the
maximum amount           specified by the exchange.  In some
cases, a Fund may experience           losses as a result of its
inability to close out a position, and           it may have to
liquidate other investments to meet its cash           needs.

               Although some index futures contracts call for
making or           taking delivery of the underlying securities,
generally these           obligations are closed out prior to
delivery by offsetting           purchases or sales of matching
futures contracts (same exchange,












          underlying security or index, and delivery month).  If
an           offsetting purchase price is less than the original
sale price, a           Fund generally realizes a capital gain,
or if it is more, the           Fund generally realizes a capital
loss.  Conversely, if an           offsetting sale price is more
than the original purchase price, a           Fund generally
realizes a capital gain, or if it is less, the           Fund
generally realizes a capital loss. The transaction costs must also be included in these calculations.

               A Fund will only enter into index futures
contracts or           futures options that are standardized and
traded on a U.S. or           foreign exchange or board of trade,
or similar entity, or quoted           on an automated quotation
system.  A Fund will use futures           contracts and related
options only for "bona fide hedging"           purposes, as such
term is defined in applicable regulations of           the CFTC.

               When purchasing an index futures contract, a Fund
will           maintain with its custodian in a segregated
account (and mark-to-          market on a daily basis) cash or
liquid securities that, when           added to the amounts
deposited with a futures commission merchant           ("FCM") as
margin, are equal to the market value of the futures
contract.  Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the
contract           held by a Fund.

               When selling an index futures contract, a Fund
will maintain           with its custodian in a segregated
account (and mark-to-market on           a daily basis) cash or
liquid securities that, when added to the           amounts
deposited with an FCM as margin, are equal to the market
value of the instruments underlying the contract.  Alternatively, a Fund may "cover" its position by owning the
instruments           underlying the contract (or, in the case of
an index futures           contract, a portfolio with a
volatility substantially similar to           that of the index
on which the futures contract is based), or by           holding
a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the
    difference is maintained in liquid assets with the Fund's custodian).

               COMBINED TRANSACTIONS.  A Fund may enter into
multiple           transactions, including multiple options
transactions, multiple           futures transactions, multiple
currency transactions (including           forward currency
contracts) and multiple interest rate           transactions and
some combination of futures, options, currency           and
interest rate transactions ("component" transactions),
instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best
interests           of a Fund to do so.  A combined transaction
will usually contain           elements of risk that are present
in each of its component           transactions.  Although
combined transactions are normally           entered into based
on IMI's judgment that the combined strategies












          will reduce risk or otherwise more effectively achieve
the           desired portfolio management goal, it is possible
that the           combination will instead increase such risks
or hinder           achievement of the management objective.

          FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

               New issues of certain debt securities are often
offered on a           "when-issued basis," meaning the payment
obligation and the           interest rate are fixed at the time
the buyer enters into the           commitment, but delivery and
payment for the securities normally           take place after
the date of the commitment to purchase.  Firm
commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date.  A Fund uses
such           investment techniques in order to secure what is
considered to be           an advantageous price and yield to the
Fund and not for purposes           of leveraging the Fund's
assets. In either instance, a Fund will           maintain in a
segregated account with its custodian cash or           liquid
securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

          RESTRICTED AND ILLIQUID SECURITIES

               An "illiquid security" is an asset that may not be
sold or           disposed of in the ordinary course of business
within seven days           at approximately the value at which a
Fund has valued the           security on its books.  A
"restricted security" is a security           that cannot be
offered to the public for sale without first being
registered under the Securities Act of 1933, and is considered to be illiquid until such filing takes place.  Restricted
securities           may be sold only in privately negotiated
transactions or in a           public offering with respect to
which a registration statement is           in effect under the
Securities Act of 1933.  Where a registration           statement
is required, a Fund may be required to bear all or part
of the registration expenses.  Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. There may also be a lapse
of           time between a Fund's decision to sell a restricted
or illiquid           security and the point at which the Fund is
permitted or able to           do so.  If, during such a period,
adverse market conditions were           to develop, a Fund might
obtain a less favorable price than the           price that
prevailed when it decided to sell.  Since it is not
possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be
liquid, a           Fund will monitor each of its investments in
these securities,           focusing on factors such as
valuation, liquidity and availability           of information.
This investment practice could have the effect           of
increasing the level of illiquidity in a Fund to the extent
   that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities. Securities whose proceeds are subject to limitations on repatriation of principal or profits for more than seven days,












          and those for which market quotations are not readily
available,           may be deemed illiquid for these purposes.


          BORROWING

               Borrowing may exaggerate the effect on a Fund's
net asset           value of any increase or decrease in the
value of the Fund's           portfolio securities.  Money
borrowed will be subject to interest           costs (which may
include commitment fees and/or the cost of           maintaining
minimum average balances).  Although the principal of           a
Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus
      increasing exposure to capital risk.  All borrowings will
be           repaid before any additional investments are made.


          LOANS OF PORTFOLIO SECURITIES

               A Fund may lend its investment securities to
brokers,           dealers and financial institutions for the
purpose of realizing           additional income.  Loans of
securities by a Fund will be           collateralized by cash,
letters of credit, or securities issued           or guaranteed
by the U.S Government or its agencies or
instrumentalities.  The collateral will equal (on a daily marked-
        to-market basis) at least 100% of the current market
value of the           loaned securities.  The risks in lending
portfolio securities, as           with other extensions of
credit, involve a possible loss of           rights in the
collateral should the borrower fail financially.            In
determining whether to lend securities, IMI will consider all relevant facts and circumstances, including the
creditworthiness           of the borrower.

                               INVESTMENT RESTRICTIONS

               A Fund's investment objective, as set forth in the Prospectus under "Investment Objectives and Policies,"
and the           investment restrictions set forth below are
fundamental policies           of the Fund and may not be changed
with respect to that Fund           without the approval of a
majority (as defined in the 1940 Act)           of the
outstanding voting shares of that Fund. Under these restrictions, each of Ivy Asia Pacific Fund, Ivy China Region
     Fund, Ivy Global Natural Resources Fund, Ivy Global Science
&           Technology Fund, Ivy International Fund, Ivy
International Small           Companies Fund, Ivy Latin America
Strategy Fund and Ivy New           Century Fund may not:

               (i)  make an investment in securities of companies
in any                     one industry (except obligations of
domestic banks or                     the U.S. Government, its
agencies, authorities, or                     instrumentalities)
if such investment would cause                     investments in
such industry to exceed 25% of the                     market
value of the Fund's total assets at the time of such investment; or

               (ii) issue senior securities, except as
appropriate to












                    evidence indebtedness which it is permitted
to incur,                     and except to the extent that
shares of the separate                     classes or series of
the Trust may be deemed to be                     senior
securities; provided that collateral
arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the
          issuance of senior securities for purposes of this restriction.

          Further, as a matter of fundamental policy, each of Ivy
Asia           Pacific Fund, Ivy Canada Fund, Ivy China Region
Fund, Ivy Global           Fund, Ivy Global Natural Resources
Fund, Ivy Global Science &           Technology Fund, Ivy
International Small Companies Fund and Ivy           New Century
Fund may not:

               (i)  purchase securities of any one issuer (except
U.S.                     Government securities) if as a result
more than 5% of                     the Fund's total assets would
be invested in such                     issuer or the Fund would
own or hold more than 10% of                     the outstanding
voting securities of that issuer;                     provided,
however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.

               Further, as a matter of fundamental policy, each
of Ivy Asia           Pacific Fund, Ivy China Region Fund, Ivy
International Fund, Ivy           Latin America Strategy Fund and
Ivy New Century Fund may not:

               (i)  participate in an underwriting or selling
group in                     connection with the public
distribution of securities                     except for its own
capital stock.

               Further, as a matter of fundamental policy, each
of Ivy           China Region Fund, Ivy Global Science &
Technology Fund, Ivy           International Fund, Ivy Latin
America Strategy Fund and Ivy New           Century Fund may not:

               (i)  purchase securities on margin; or

               (ii) purchase from or sell to any of its officers
or                     trustees, or firms of which any of them
are members or                     which they control, any
securities (other than capital                     stock of the
Fund), but such persons or firms may act                     as
brokers for the Fund for customary commissions to
   the extent permitted by the Investment Company Act of 1940.

          Further, as a matter of fundamental policy, Ivy Asia
Pacific           Fund, Ivy Canada Fund, Ivy Global Fund, Ivy
Global Natural           Resources Fund and Ivy International
Small Companies Fund may           not:













               (i)  Purchase securities on margin, except such
short-term                     credits as are necessary for the
clearance of                     transactions, but Ivy Asia
Pacific Fund, Ivy Global                     Fund, Ivy Global
Natural Resources Fund and Ivy                     International
Small Companies Fund may make margin                     deposits
in connection with transactions in options, futures and options on futures; or

               (ii) Make loans, except this restriction shall not
prohibit                     (a) the purchase and holding of a
portion of an issue                     of publicly distributed
debt securities, (b) the entry                     into
repurchase agreements with banks or broker-
dealers, or, with respect to Ivy Asia Pacific Fund, Ivy
         Global Fund, Ivy Global Natural Resources Fund and Ivy
                 International Small Companies Fund, (c) the
lending of                     the Fund's portfolio securities in
accordance with                     applicable guidelines
established by the Securities and                     Exchange
Commission (the "SEC") and any guidelines established by the Trust's Trustees.

          Further, as a matter of fundamental policy, Ivy Canada
Fund, Ivy           Global Fund, Ivy Global Natural Resources
Fund and Ivy           International Small Companies Fund may
not:

               (i)  Make investments in securities for the
purpose of                     exercising control over or
management of the issuer; or

               (ii) Act as an underwriter of securities, except
to the                     extent that, in connection with the
sale of securities,                     it may be deemed to be an
underwriter under applicable                     securities laws.

          Further, as a matter of fundamental policy, each of Ivy
Asia           Pacific Fund, Ivy Global Natural Resources Fund,
Ivy Global           Science & Technology Fund and Ivy
International Small Companies           Fund may not:

               (i)  borrow money, except as a temporary measure
for                     extraordinary or emergency purposes, and
provided that                     the Fund maintains asset
coverage of 300% for all                     borrowings.

          Further, as a matter of fundamental policy, Ivy Asia
Pacific           Fund, Ivy Global Fund, Ivy Global Natural
Resources Fund and Ivy           International Small Companies
Fund may not:

               (i)  Invest in real estate, real estate mortgage
loans,                     commodities or interests in oil, gas
and/or mineral                     exploration or development
programs, although (a) the                     Fund may purchase
and sell marketable securities of                     issuers
which are secured by real estate, (b) the Fund may purchase and sell securities of issuers which invest or deal in real estate, (c) the Fund may enter into forward foreign currency contracts as described in the Fund's prospectus, and (d) the Fund may
write or                     buy puts, calls, straddles or
spreads and may invest in                     commodity futures
contracts and options on futures                     contracts.

          Further, as a matter of fundamental policy, each of Ivy
China           Region Fund, Ivy International Fund, Ivy Latin
America Strategy           Fund and Ivy New Century Fund may not:

               (i)  purchase or sell real estate or commodities
and                     commodity contracts; or

               (ii) sell securities short.

               Under the 1940 Act, a Fund is permitted, subject
to each           Fund's investment restrictions, to borrow money
only from banks.            The Trust has no current intention of
borrowing amounts in excess           of 5% of each the Fund's
assets.  Each of Ivy China Region Fund,           Ivy
International Fund, Ivy Latin America Strategy Fund and Ivy
   New Century Fund will continue to interpret fundamental investment restriction (i) above to prohibit investment in real estate limited partnership interests; this restriction
shall not,           however, prohibit investment in readily
marketable securities of           companies that invest in real
estate or interests therein,           including real estate
investment trusts.

               Further, as a matter of fundamental policy, each
of Ivy Asia           Pacific Fund, Ivy China Region Fund, Ivy
Global Natural Resources           Fund, Ivy Global Science &
Technology Fund, Ivy International           Small Companies
Fund, Ivy Latin America Strategy Fund and Ivy New
Century Fund may not:

               (i)  lend any funds or other assets, except that
this                     restriction shall not prohibit (a) the
entry into                     repurchase agreements, (b) the
purchase of publicly                     distributed bonds,
debentures and other securities of a                     similar
type, or privately placed municipal or
corporate bonds, debentures and other securities of a
       type customarily purchased by institutional investors
              or publicly traded in the securities markets, or
(c)                     the lending of portfolio securities
(provided that the                     loan is secured
continuously by collateral consisting                     of U.S.
Government securities or cash or cash
equivalents maintained on a daily marked-to-market
    basis in an amount at least equal to the market value of the securities loaned).

          Further, as a matter of fundamental policy, each of Ivy
Latin           America Strategy Fund and Ivy New Century Fund
may not:

               (i)  borrow money, except for temporary or
emergency                     purposes; provided that the Fund
maintains asset                     coverage of 300% for all
borrowings.













          Further, as a matter of fundamental policy, each of Ivy
China           Region Fund and Ivy International Fund may not:

               (i)  borrow money, except for temporary purposes
where                     investment transactions might
advantageously require                     it.  Any such loan may
not be for a period in excess of                     60 days, and
the aggregate amount of all outstanding                     loans
may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made.

          Further, as a matter of fundamental policy, Ivy Canada
Fund and           Ivy Global Fund may not:

               (i)  Participate on a joint or a joint and several
basis in                     any trading account in securities.
The "bunching" of                     orders of the Fund and of
other accounts under the                     investment
management of the Manager (in the case of                     Ivy
Global Fund) or the investment adviser, Mackenzie
   Financial Corporation (the "Investment Adviser") (in
         the case of Ivy Canada Fund) for the sale or purchase
                of portfolio securities shall not be considered
                 participation in a joint securities trading account;

               (ii) Borrow amounts in excess of 10% of its total
assets,                     taken at the lower of cost or market
value, and then                     only from banks as a
temporary measure for                     extraordinary or
emergency purposes.  All borrowings                     will be
repaid before any additional investments are made;

               (iii)Purchase the securities of issuers conducting
their                     principal business activities in the
same industry if                     immediately after such
purchase the value of the Fund's                     investments
in such industry would exceed 25% of the value of the total assets of the Fund;

               (iv) Purchase any security if, as a result, the
Fund would                     then have more than 5% of its
total assets (taken at                     current value)
invested in securities restricted as to
disposition under the Federal securities laws; or

               (v)  Issue senior securities, except insofar as
the Fund may                     be deemed to have issued a
senior security in                     connection with any
repurchase agreement or any                     permitted
borrowing.

          Further, as a matter of fundamental policy, Ivy Canada
Fund may           not:

               (i)  Write or buy puts, calls, straddles or
spreads; invest                     in real estate, real estate
mortgage loans,                     commodities, commodity
futures contracts or interests                     in oil, gas
and/or mineral exploration or development












                    programs, although (a) the Fund may purchase
and sell                     marketable securities of issuers
which are secured by                     real estate, (b) the
Fund may purchase and sell                     securities of
issuers which invest or deal in real                     estate,
and (c) the Fund may enter into forward foreign
 currency contracts as described in the Fund's prospectus.

          Further, as a matter of fundamental policy, Ivy Global
Fund may           not:

               (i)  purchase securities of another investment
company,                     except in connection with a merger,
consolidation,                     reorganization or acquisition
of assets, and except                     that the Fund may
invest in securities of other                     investment
companies subject to the restrictions in
Section 12(d)(1) of the Investment Company Act of 1940
        (the "1940 Act").

          Further, as a matter of fundamental policy, Ivy Global
Science &           Technology Fund may not:

               (i)  participate in an underwriting or selling
group in                     connection with the public
distribution of securities,                     except for its
own capital stock, and except to the                     extent
that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Federal securities laws;

               (ii) purchase or sell real estate or commodities
and                     commodity contracts; provided, however,
that the Fund                     may purchase securities secured
by real estate or                     interests therein, or
securities issued by companies                     that invest in
real estate or interests therein, and                     except
that, subject to the policies and restrictions
set forth in the Prospectus and elsewhere in this SAI,
        (i) the Fund may enter into futures contracts, and options thereon, and (ii) the Fund may enter into forward foreign currency contracts and currency
futures                     contracts, and options thereon; or

               (iii)sell securities short, except for short sales
"against                     the box."

          Further, as a matter of fundamental policy, Ivy
International           Fund may not:

               (i)  lend any funds or other assets, except that
this                     restriction shall not prohibit (a) the
entry into                     repurchase agreements or (b) the
purchase of publicly                     distributed bonds,
debentures and other securities of a                     similar
type, or privately placed municipal or
corporate bonds, debentures and other securities of a type customarily purchased by institutional investors or publicly traded in the securities markets;


               (ii) invest more than 5% of the value of its total
assets in                     the securities of any one issuer
(except obligations of                     domestic banks or the
U.S. Government, its agencies,                     authorities
and instrumentalities); or

               (iii)purchase the securities of any other open-end
                   investment company, except as part of a plan
of merger                     or consolidation.

                               ADDITIONAL RESTRICTIONS

               Unless otherwise indicated, each Fund has adopted
the           following additional restrictions, which are not
fundamental and           which may be changed without
shareholder approval, to the extent           permitted by
applicable law, regulation or regulatory policy.            Under
these restrictions, each of Ivy Asia Pacific Fund, Ivy
China Region Fund, Ivy Global Natural Resources Fund, Ivy Global
        Science & Technology Fund, Ivy International Small
Companies           Fund, Ivy Latin America Strategy Fund and Ivy
New Century Fund           may not:

               (i)  invest more than 15% of its net assets taken
at market                     value at the time of investment in
"illiquid                     securities", provided, however,
that the Fund will not                     invest more than 10%
of its total assets in securities                     of issuers
that are restricted from selling to the
public without registration under the Securities act of
         1933.  Illiquid securities may include securities
            subject to legal or contractual restrictions on
resale                     (including private placements),
repurchase agreements                     maturing in more than
seven days, certain options                     traded over the
counter that the Fund has purchased,
securities being used to cover certain options that a
       fund has written, securities for which market
      quotations are not readily available, or other
      securities which legally or in IMI's opinion, subject
             to the Board's supervision, may be deemed illiquid,
but                     shall not include any instrument that,
due to the                     existence of a trading market, to
the Fund's compliance                     with certain conditions
intended to provide liquidity,                     or to other
factors, is liquid.

          Further, as a matter of non-fundamental policy, each of
Ivy Asia           Pacific Fund, Ivy China Region Fund, Ivy
Global Science &           Technology Fund, Ivy International
Fund, Ivy Latin America           Strategy Fund and Ivy New
Century Fund may not:

               (i)  invest in oil, gas or other mineral leases or
                   exploration or development programs.

          Further, as a matter of non-fundamental policy, each of
Ivy Asia           Pacific Fund, Ivy China Region Fund, Ivy
Global Natural Resources












          Fund, Ivy International Small Companies Fund, Ivy Latin
America           Strategy Fund and Ivy New Century Fund may not:

               (i)  purchase securities of other investment
companies,                     except in connection with a
merger, consolidation or                     sale of assets, and
except that it may purchase shares                     of other
investment companies subject to such
restrictions as may be imposed by the Investment
  Company Act of 1940 and rules thereunder.

          Further, as a matter of non-fundamental policy, each of
Ivy China           Region Fund, Ivy Global Science & Technology
Fund, Ivy           International Fund, Ivy Latin America
Strategy Fund and Ivy New           Century Fund may not:

               (i)  invest in companies for the purpose of
exercising                     control of management; or

               (ii) invest more than 5% of its total assets in
warrants,                     valued at the lower of cost or
market, or more than 2%                     of its total assets
in warrants, so valued, which are                     not listed
on either the New York or American Stock
Exchanges.

          Further, as a matter of non-fundamental policy, each of
Ivy           Canada Fund, Ivy Global Fund, Ivy Global Natural
Resources Fund           and Ivy International Small Companies
Fund may not:

               (i)  purchase or sell interests in oil, gas or
mineral                     leases (other than securities of
companies that invest                     in or sponsor such
programs).

          Further, as a matter of non-fundamental policy, each of
Ivy           Canada Fund, Ivy Global Fund and Ivy International
Small           Companies Fund may not:

               (i)  purchase or sell real estate limited
partnership                     interests.

          Further, as a matter of non-fundamental policy, each of
Ivy Asia           Pacific Fund, Ivy Global Natural Resources
Fund and Ivy           International Small Companies Fund may
not:

               (i)  sell securities short, except for short sales
"against                     the box;" or

               (ii) participate on a joint or a joint and several
basis in                     any trading account in securities.
The "bunching" of                     orders of the Fund and of
other accounts under the                     investment
management of the Fund's investment adviser, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account.













          Further, as a matter of non-fundamental policy, Ivy
Latin America           Strategy Fund may not:

               (i)  purchase or retain securities of an issuer
if, with                     respect to 75% of the Fund's total
assets, such                     purchase would result in more
than 10% of the                     outstanding voting securities
of such issuer being held                     by the Fund.

               In addition, pursuant to the requirements of the
1940 Act,           Ivy International Fund, may not, with respect
to 75% of its total           assets, invest more than 5% of its
total assets in the securities           of any one issuer.

               Whenever an investment objective, policy or
restriction set           forth in the Prospectus or this SAI
states a maximum percentage           of assets that may be
invested in any security or other asset or           describes a
policy regarding quality standards, such percentage
limitation or standard shall, unless otherwise indicated, apply to the particular Fund only at the time a transaction is
entered           into.  Accordingly, if a percentage limitation
is adhered to at           the time of investment, a later
increase or decrease in the           percentage which results
from circumstances not involving any           affirmative action
by a Fund, such as a change in market           conditions or a
change in the Fund's asset level or other           circumstances
beyond the Fund's control, will not be considered a violation.

                           ADDITIONAL RIGHTS AND PRIVILEGES

               The Trust offers and (except as noted below) bears
the cost           of providing to investors the following rights
and privileges.            The Trust reserves the right to amend
or terminate any one or           more of these rights and
privileges.  Notice of amendments to or           terminations of
rights and privileges will be provided to           shareholders
in accordance with applicable law.

               Certain of the rights and privileges described
below refer           to funds, other than the Funds, whose
shares are also distributed           by Ivy Mackenzie
Distributors, Inc. ("IMDI").  These funds are:            Ivy
Growth Fund, Ivy Growth with Income Fund, Ivy Emerging Growth
     Fund, Ivy International Fund II (expected effective date of
May           13, 1997), Ivy Pan-Europe Fund (expected effective
date of May           13, 1997), Ivy International Bond Fund, Ivy
Bond Fund and Ivy           Money Market Fund (the other eight
series of the Trust); and           Mackenzie California
Municipal Fund, Mackenzie Limited Term           Municipal Fund,
Mackenzie National Municipal Fund and Mackenzie           New
York Municipal Fund (the four series of Mackenzie Series
Trust) (collectively, with the Funds, the "Ivy Mackenzie Funds").
          Shareholders should obtain a current prospectus before
exercising           any right or privilege that may relate to
these funds.

               Effective April 18, 1997 (the "Effective Date"),
Ivy           International Fund suspended the offer of its
shares to new












          investors.  Shares of Ivy International Fund are
available for           purchase only by existing shareholders of
Ivy International Fund.           In addition, a prospective
investor who communicated his or her           definite
indication of interest in purchasing Ivy International
Fund shares within 30 days prior to the Effective Date, to either
         IMDI or through his or her investment professional, may
purchase           Ivy International Fund shares within three
months following the           Effective Date, provided the
investor meets the minimum initial           investment
requirement of Ivy International Fund.  As of the
Effective Date, expressions of interest are no longer accepted by
         IMDI.  Once a shareholder's account has been liquidated,
the           shareholder may not invest in Ivy International
Fund at a later           date.

          AUTOMATIC INVESTMENT METHOD

               The Automatic Investment Method, which enables a
Fund           shareholder to have specified amounts
automatically drawn each           month from his or her bank for
investment in Fund shares, is           available for Class A,
Class B and Class C shares.  The minimum           initial and
subsequent investment under this method is $50 per
month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is
$25 per           month).  A shareholder may terminate the
Automatic Investment           Method at any time upon delivery
to Ivy Mackenzie Services Corp.           ("IMSC") of telephone
instructions or written notice.  See           "Automatic
Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

          EXCHANGE OF SHARES

               As described in the Prospectus, shareholders of
each Fund           have an exchange privilege with certain other
Ivy Mackenzie Funds           (except Ivy International Fund
unless you have an existing Ivy           International Fund
account).  Before effecting an exchange,           shareholders
of each Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange is to be made.

               INITIAL SALES CHARGE SHARES.  Class A shareholders
may           exchange their Class A shares ("outstanding Class A
shares") for           Class A shares of another Ivy or Mackenzie
Fund ("new Class A           Shares") on the basis of the
relative net asset value per Class A           share, plus an
amount equal to the difference, if any, between           the
sales charge previously paid on the outstanding Class A
shares and the sales charge payable at the time of the exchange on the new Class A shares.  (The additional sales charge
will be           waived for Class A shares that have been
invested for a period of           12 months or longer.)  Class A
shareholders may also exchange           their shares for shares
of Ivy Money Market Fund (no initial           sales charge will
be assessed at the time of such an exchange).

               CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
Class A           shareholders may exchange their Class A shares
that are subject












          to a contingent deferred sales charge ("CDSC"), as
described in           the Prospectus ("outstanding Class A
shares"), for Class A shares           of another Ivy or
Mackenzie Fund ("new Class A shares") on the           basis of
the relative net asset value per Class A share, without
the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of a Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period
following an           exchange if such period is longer than the
CDSC period, if any,           applicable to the new Class A
shares.

               For purposes of computing the CDSC that may be
payable upon           the redemption of the new Class A shares,
the holding period of           the outstanding Class A shares is
"tacked" onto the holding           period of the new Class A
shares.

               CLASS B:  Class B shareholders may exchange their
Class B           shares ("outstanding Class B shares") for Class
B shares of           another Ivy or Mackenzie Fund ("new Class B
shares") on the basis           of the relative net asset value
per Class B share, without the           payment of any CDSC that
would otherwise be due upon the           redemption of the
outstanding Class B shares.  Class B           shareholders of a
Fund exercising the exchange privilege will           continue to
be subject to that Fund's CDSC schedule (or period)
following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable
to the           new Class B shares.

               Class B shares of a Fund acquired through an
exchange of           Class B shares of another Ivy or Mackenzie
Fund will be subject           to that Fund's CDSC schedule (or
period) if such schedule is           higher (or such period is
longer) than the CDSC schedule (or           period) applicable
to the Ivy or Mackenzie Fund from which the           exchange
was made.

               For purposes of both the conversion feature and
computing           the CDSC that may be payable upon the
redemption of the new           Class B shares (prior to
conversion), the holding period of the           outstanding
Class B shares is "tacked" onto the holding period of the new Class B shares.

               The following CDSC table ("Table 1") applies to
Class B           shares of Ivy Asia Pacific Fund, Ivy Bond Fund,
Ivy Canada Fund,           Ivy China Region Fund, Ivy Emerging
Growth Fund, Ivy Global Fund,           Ivy Global Natural
Resources Fund, Ivy Global Science &           Technology Fund,
Ivy Growth Fund, Ivy Growth with Income Fund,           Ivy
International Fund, Ivy International Fund II (expected
effective date of May 13, 1997), Ivy International Bond Fund, Ivy
         International Small Companies Fund, Ivy Latin America
Strategy           Fund, Ivy New Century Fund, Ivy Pan-Europe
Fund (expected           effective date of May 13, 1997),
Mackenzie California Municipal           Fund, Mackenzie National
Municipal Fund and Mackenzie New York           Municipal Fund
("Table 1 Funds"):













                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   5%
               Second                                  4%
               Third                                   3%
               Fourth                                  3%
               Fifth                                   2%
               Sixth                                   1%
               Seventh and thereafter                  0%

               The following CDSC table ("Table 2") applies to
Class B           shares of Mackenzie Limited Term Municipal Fund
("Table 2           Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   3%
               Second                                  2.5%
        Third                                   2%
               Fourth                                  1.5%
        Fifth                                   1%
               Sixth and thereafter                    0%

               The CDSC schedule for Table 1 Funds is higher (and
the           period is longer) than the CDSC schedule (and
period) for Table 2           Funds.

               If a shareholder exchanges Class B shares of a
Table 1 Fund           for Class B shares of a Table 2 Fund,
Table 1 will continue to           apply to the Class B shares
following the exchange.  For example,           an investor may
decide to exchange Class B shares of a Table 1           Fund
("outstanding Class B shares") for Class B shares of a Table
    2 Fund ("new Class B shares") after having held the
outstanding           Class B shares for two years.  The 4% CDSC
that generally would           apply to a redemption of
outstanding Class B shares held for two           years would not
be deducted at the time of the exchange.  If,           three
years later, the investor redeems the new Class B shares, a
   2% CDSC will be assessed upon the redemption because by
"tacking"           the two year holding period of the
outstanding Class B shares           onto the three year holding
period of the new Class B shares, the           investor will be
deemed to have held the new Class B shares for           five
years.

               If a shareholder exchanges Class B shares of a
Table 2 Fund           for Class B shares of a Table 1 Fund,
Table 1 will apply to the           Class B shares following the
exchange.  For example, an investor           may decide to
exchange Class B shares of a Table 2 Fund           ("outstanding
Class B shares") for Class B shares of a Table 1












          Fund ("new Class B shares") after having held the
outstanding           Class B shares for two years.  The 2.5%
CDSC that generally would           apply to a redemption of
outstanding Class B shares held for two           years would not
be deducted at the time of the exchange.  If,           three
years later, the investor redeems the new Class B shares, a
   2% CDSC will be assessed upon the redemption because by
"tacking"           the two year holding period of the
outstanding Class B shares           onto the three year holding
period of the new Class B shares, the           investor will be
deemed to have held the new Class B shares for           five
years.

               CLASS C:  Class C shareholders may exchange their
Class C           shares ("outstanding Class C shares") for Class
C shares of           another Ivy or Mackenzie Fund ("new Class C
shares") on the basis           of the relative net asset value
per Class C share, without the           payment of any CDSC that
would otherwise be due upon redemption.            (Class C
shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

               CLASS I:  Class I shareholders may exchange their
Class I           shares for Class I shares of another Ivy Fund
on the basis of the           relative net asset value per Class
I share.

               ALL CLASSES:   The minimum amount which may be
exchanged           into an Ivy Mackenzie Fund in which shares
are not already held           is $1,000 ($5,000,000 in the case
of Class I of Ivy Bond Fund,           Ivy Global Science &
Technology Fund, Ivy International Fund, Ivy
International Fund II (expected effective date of May 13, 1997)
       and Ivy International Small Companies Fund (generally
referred to           herein as the "Class I Funds")).  No
exchange out of a Fund           (other than by a complete
exchange of all Fund shares) may be           made if it would
reduce the shareholder's interest in that Fund           to less
than $1,000 ($5,000,000 in the case of Class I shares of the Class I Funds.)

               Each exchange will be made on the basis of the
relative net           asset values per share of each fund of the
Ivy Mackenzie Funds           next computed following receipt by
IMSC of telephone instructions           by IMSC or a properly
executed request.  Exchanges, whether           written or
telephonic, must be received by IMSC by the close of
regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive
the price           next determined following receipt of the
request.  The exchange           privilege may be modified or
terminated at any time, upon at           least 60 days' notice
to the extent required by applicable law.            See
"Redemptions."

               An exchange of shares between any of the Ivy
Mackenzie Funds            will result in a taxable gain or loss.
Generally, this will be a           capital gain or loss (long-
term or short-term, depending on the           holding period of
the shares) in the amount of the difference           between the
net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take
sales           charges into account in computing taxable gain or
loss on an           exchange.  See "Taxation."

               With limited exceptions, gain realized by a tax-
deferred           retirement plan will not be taxable to the
plan and will not be           taxed to the participant until
distribution.  Each investor           should consult his or her
tax adviser regarding the tax           consequences of an
exchange transaction.

          LETTER OF INTENT

               Reduced sales charges apply to initial investments
in           Class A shares of each Fund made pursuant to a non-
binding Letter           of Intent.  A Letter of Intent may be
submitted by an individual,           his or her spouse and
children under the age of 21, or a trustee           or other
fiduciary of a single trust estate or single fiduciary
account.  See the Account Application in the Prospectus.  Any
     investor may submit a Letter of Intent stating that he or
she           will invest, over a period of 13 months, at least
$50,000 in           Class A shares of a Fund.  A Letter of
Intent may be submitted at           the time of an initial
purchase of Class A shares of a Fund or           within 90 days
of the initial purchase, in which case the Letter           of
Intent will be back dated.  A shareholder may include, as an accumulation credit, the value (at the applicable offering
price)           of all Class A shares of Ivy Asia Pacific Fund,
Ivy China Region           Fund, Ivy Canada Fund, Ivy Latin
America Strategy Fund, Ivy           International Fund, Ivy
International Fund II (expected effective           date of May
13, 1997), Ivy Pan-Europe Fund (expected effective           date
of May 13, 1997), Ivy Global Fund, Ivy Global Natural
Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth
        Fund, Ivy Growth with Income Fund, Ivy Emerging Growth
Fund, Ivy           International Bond Fund, Ivy International
Small Companies Fund,           Ivy New Century Fund, Ivy Bond
Fund, Mackenzie National Municipal           Fund, Mackenzie
Limited Term Municipal Fund, Mackenzie California
Municipal Fund and Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from
any of           the other funds in the Ivy Mackenzie Funds) held
of record by him           or her as of the date of his or her
Letter of Intent.  During the           term of the Letter of
Intent, the Transfer Agent will hold           Class A shares
representing 5% of the indicated amount (less any
accumulation credit value) in escrow.  The escrowed Class A
   shares will be released when the full indicated amount has
been           purchased.  If the full indicated amount is not
purchased during           the term of the Letter of Intent, the
investor is required to pay           IMDI an amount equal to the
difference between the dollar amount           of sales charge
that he or she has paid and that which he or she           would
have paid on his or her aggregate purchases if the total of
   such purchases had been made at a single time.  Such payment
will           be made by an automatic liquidation of Class A
shares in the           escrow account.  A Letter of Intent does
not obligate the           investor to buy or the Trust to sell
the indicated amount of           Class A shares, and the
investor should read carefully all the           provisions of
such letter before signing.












          RETIREMENT PLANS

               Shares may be purchased in connection with several
types of           tax-deferred retirement plans.  Shares of more
than one fund           distributed by IMDI may be purchased in a
single application           establishing a single plan account,
and shares held in such an           account may be exchanged
among the funds in the Ivy Mackenzie           Funds in
accordance with the terms of the applicable plan and the
exchange privilege available to all shareholders.  Initial and subsequent purchase payments in connection with tax-
deferred           retirement plans must be at least $25 per
participant.

               The following fees will be charged to individual
shareholder           accounts as described in the retirement
prototype plan document:

               Retirement Plan New Account Fee           no fee
            Retirement Plan Annual Maintenance Fee    $10.00 per
account

          For shareholders whose retirement accounts are
diversified across           several funds of the Ivy Mackenzie
Funds, the annual maintenance           fee will be limited to
not more than $20.

               The following discussion describes the tax
treatment of           certain tax-deferred retirement plans
under current Federal           income tax law.  State income tax
consequences may vary.  An           individual considering the
establishment of a retirement plan           should consult with
an attorney and/or an accountant with respect           to the
terms and tax aspects of the plan.

               INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of the
Trust may be           used as a funding medium for an Individual
Retirement Account           ("IRA").  Eligible individuals may
establish an IRA by adopting a           model custodial account
available from IMSC, who may impose a           charge for
establishing the account. Individuals should consult their tax advisers before investing IRA assets in a Fund (which primarily distributes exempt-interest dividends).

               An individual who has not reached age 70-1/2 and
who           receives compensation or earned income is eligible
to contribute           to an IRA, whether or not he or she is an
active participant in a           retirement plan.  An individual
who receives a distribution from           another IRA, a
qualified retirement plan, a qualified annuity           plan or
a tax-sheltered annuity or custodial account ("403(b)
plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution
either           directly or within 60 days after its receipt.
Tax advice should           be obtained in connection with
planning a rollover contribution           to an IRA.

               In general, an eligible individual may contribute
up to the           lesser of $2,000 or 100% of his or her
compensation or earned           income to an IRA each year.  If
a husband and wife are both           employed, and both are
under age 70-1/2, each may set up his or           her own IRA
within these limits.  If both earn at least $2,000












          per year, the maximum potential contribution is $4,000
per year           for both.  For years after 1996, the result is
similar even if           one spouse has no earned income; if the
joint earned income of           the spouses is at least $4,000,
a contribution of up to $2,000           may be made to each
spouse's IRA.  For years before 1997,           however, if one
spouse has (or elects to be treated as having) no
earned income for IRA purposes for a year, the working spouse may contribute up to the lesser of $2,250 or 100% of his or
her           compensation or earned income for the year to IRAs
for both           spouses, provided that no more than $2,000 is
contributed to the           IRA of one spouse.  Rollover
contributions are not subject to           these limits.

               An individual may deduct his or her annual
contributions to           an IRA in computing his or her Federal
income tax within the           limits described above, provided
he or she (or his or her spouse,           if they file a joint
Federal income tax return) is not an active           participant
in a qualified retirement plan (such as a qualified
corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity
plan,           403(b) plan, simplified employee pension, or
governmental plan.            If he or she (or his or her spouse)
is an active participant, a           full deduction is only
available if he or she has adjusted gross           income that
is less than a specified level ($40,000 for married
couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return).
The           deduction is phased out ratably for active
participants with           adjusted gross income between certain
levels ($40,000 and $50,000           for married individuals
filing a joint return, $25,000 and           $35,000 for single
individuals, and $0 and $10,000 for married           individuals
filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions.  Rollover
contributions are           not includible in income for Federal
income tax purposes and           therefore are not deductible
from it.

               Generally, earnings on an IRA are not subject to
current           Federal income tax until distributed.
Distributions attributable           to tax-deductible
contributions and to IRA earnings are taxed as           ordinary
income.  Distributions of non-deductible contributions
are not subject to Federal income tax.  In general, distributions from an IRA to an individual before he or she reaches
age 59-1/2           are subject to a nondeductible penalty tax
equal to 10% of the           taxable amount of the distribution.
The 10% penalty tax does not           apply to amounts withdrawn
from an IRA after the individual           reaches age 59-1/2,
becomes disabled or dies, or if withdrawn in           the form
of substantially equal payments over the life or life
expectancy of the individual and his or her designated benefi-
     ciary, if any, or rolled over into another IRA, or, for
years           after 1996, amounts withdrawn and used to pay for
deductible           medical expenses and amounts withdrawn by
certain unemployed           individuals not in excess of amounts
paid for certain health           insurance premiums.
Distributions must begin to be withdrawn not           later than
April 1 of the calendar year following the calendar












          year in which the individual reaches age 70-1/2.
Failure to take           certain minimum required distributions
will result in the           imposition of a 50% non-deductible
penalty tax.  Extremely large           distributions in any one
year (other than 1997, 1998 or 1999)           from an IRA (or
from an IRA and other retirement plans) may also           result
in a penalty tax.

               QUALIFIED PLANS:  For those self-employed
individuals who           wish to purchase shares of one or more
of the funds in the Ivy           Mackenzie Funds through a
qualified retirement plan, a Custodial           Agreement and a
Retirement Plan are available from IMSC.  The
Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan.  A profit sharing plan permits
an           annual contribution to be made in an amount
determined each year           by the self-employed individual
within certain limits prescribed           by law.  A money
purchase pension plan requires annual           contributions at
the level specified in the Custodial Agreement.            There
is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

               In general, if a self-employed individual has any
common law           employees, employees who have met certain
minimum age and service           requirements must be covered by
the Retirement Plan.  A self-          employed individual
generally must contribute the same percentage           of income
for common law employees as for himself or herself.

               A self-employed individual may contribute up to
the lesser           of $30,000 or 25% of compensation or earned
income to a money           purchase pension plan or to a
combination profit sharing and           money purchase pension
plan arrangement each year on behalf of           each
participant.  To be deductible, total contributions to a
profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the
plan,           and total contributions to a combination money
purchase-profit           sharing arrangement generally may not
exceed 25% of the total           compensation or earned income
of all participants.  The amount of           compensation or
earned income of any one participant that may be
included in computing the deduction is limited (generally to
    $150,000 for benefits accruing in plan years beginning after
        1993, with annual inflation adjustments).  A self-
employed           individual's contributions to a retirement
plan on his or her own           behalf must be deducted in
computing his or her earned income.

               Corporate employers may also adopt the Custodial
Agreement           and Retirement Plan for the benefit of their
eligible employees.            Similar contribution and deduction
rules apply to corporate           employers.

               Distributions from the Retirement Plan generally
are made           after a participant's separation from service.
A 10% penalty tax           generally applies to distributions to
an individual before he or           she reaches age 59-1/2,
unless the individual (1) has reached age           55 and
separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;












          (5) takes the withdrawal as part of a series of
substantially           equal payments over his or her life
expectancy or the joint life           expectancy of himself or
herself and a designated beneficiary; or           (6) rolls over
the distribution.

               The Transfer Agent will arrange for Investors Bank
& Trust           to furnish custodial services to the employer
and any           participating employees.

               DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
CHARITABLE           ORGANIZATIONS ("403(B)(7) ACCOUNT"):
Section 403(b)(7) of the           Internal Revenue Code of 1986,
as amended (the "Code"), permits           public school systems
and certain charitable organizations to use           mutual fund
shares held in a custodial account to fund deferred
compensation arrangements with their employees.  A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement.  The sales charge for
purchases of less           than $10,000 of Class A shares is set
forth under "Retirement           Plans" in the Prospectus.
Sales charges for purchases of $10,000           or more of Class
A shares are the same as those set forth under           "Initial
Sales Charge Alternative -- Class A Shares" in the
Prospectus. The special application for a 403(b)(7) Account is available from IMSC.

               Distributions from the 403(b)(7) Account may be
made only           following death, disability, separation from
service, attainment           of age 59-1/2, or incurring a
financial hardship.  A 10% penalty           tax generally
applies to distributions to an individual before he           or
she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes
disabled;           (3) uses the withdrawal to pay tax-deductible
medical expenses;           (4) takes the withdrawal as part of a
series of substantially           equal payments over his or her
life expectancy or the joint life           expectancy of himself
or herself and a designated beneficiary; or           (5) rolls
over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

               SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS:  An
employer may           deduct contributions to a SEP up to the
lesser of $30,000 or 15%           of compensation.  SEP accounts
generally are subject to all rules           applicable to IRA
accounts, except the deduction limits, and are           subject
to certain employee participation requirements.  No new
salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-
          salary reduction SEPs may continue to be established as
well as           maintained after 1996.

               SIMPLE PLANS:  An employer may establish a SIMPLE
IRA or a           SIMPLE 401(k) for years after 1996.  An
employee can make pre-tax           salary reduction
contributions to a SIMPLE Plan, up to $6,000 a           year.
Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without
regard to the           amount the employee contributes.  An
employer cannot maintain a           SIMPLE Plan for its
employees if any contributions or benefits           are credited
to those employees under any other qualified           retirement
plan maintained by the employer.

          REINVESTMENT PRIVILEGE

               Shareholders who have redeemed Class A shares of a
Fund may           reinvest all or a part of the proceeds of the
redemption back           into Class A shares of the Fund at net
asset value (without a           sales charge) within 60 days
from the date of redemption.  This           privilege may be
exercised only once.  The reinvestment will be           made at
the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

               Any redemption is a taxable event.  A loss
realized on a           redemption generally may be disallowed
for tax purposes if the           reinvestment privilege is
exercised within 30 days after the           redemption.  In
certain circumstances, shareholders will be           ineligible
to take sales charges into account in computing           taxable
gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

          RIGHTS OF ACCUMULATION

               A scale of reduced sales charges applies to any
investment           of $50,000 or more in Class A shares of a
Fund.  See "Initial           Sales Charge Alternative -- Class A
Shares" in the Prospectus.            The reduced sales charge is
applicable to investments made at one           time by an
individual, his or her spouse and children under the
age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension,
profit           sharing or other employee benefit trust created
pursuant to a           plan qualified under Section 401 of the
Code).  It is also           applicable to current purchases of
all of the funds in the Ivy           Mackenzie Funds (except Ivy
Money Market Fund) by any of the           persons enumerated
above, where the aggregate quantity of Class A           shares
of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund,
 Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global
Fund,           Ivy Global Natural Resources Fund, Ivy Global
Science &           Technology Fund, Ivy Growth Fund, Ivy Growth
with Income Fund,           Ivy International Fund, Ivy
International Bond Fund, Ivy           International Small
Companies Fund, Ivy Latin America Strategy           Fund, Ivy
New Century Fund, Ivy International Fund II (expected
effective date of May 13, 1997), Ivy Pan-Europe Fund (expected effective date of May 13, 1997), Mackenzie National
Municipal           Fund, Mackenzie California Municipal Fund
Mackenzie New York           Municipal Fund and Mackenzie Limited
Term Municipal Fund (and           shares that have been
exchanged into Ivy Money Market Fund from           any of the
other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by IMDI, previously purchased or acquired and currently owned, determined
at the           higher of current offering price or amount
invested, plus the           Class A shares being purchased,
amounts to $50,000 or more for           Ivy Asia Pacific Fund,
Ivy Canada Fund, Ivy China Region Fund,           Ivy Emerging
Growth Fund, Ivy Global Fund, Ivy Global Natural
Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth
        Fund, Ivy Growth with Income Fund, Ivy International
Fund, Ivy           International Small Companies Fund, Ivy Latin
America Strategy           Fund, Ivy New Century Fund, Ivy
International Fund II (expected           effective date of May
13, 1997), Ivy Pan-Europe Fund (expected           effective date
of May 13, 1997); $100,000 or more for Ivy Bond           Fund,
Ivy International Bond Fund, Mackenzie National Municipal
 Fund, Mackenzie California Municipal Fund and Mackenzie New York
         Municipal Fund; or $25,000 or more for Mackenzie Limited
Term           Municipal Fund.

               At the time an investment takes place, IMSC must
be notified           by the investor or his or her dealer that
the investment           qualifies for the reduced sales charge
on the basis of previous           investments.  The reduced
sales charge is subject to confirmation           of the
investor's holdings through a check of the particular
Fund's records.

          SYSTEMATIC WITHDRAWAL PLAN

               A shareholder (except shareholders with accounts
in Class I           of the Class I Funds) may establish a
Systematic Withdrawal Plan           (a "Withdrawal Plan"), by
telephone instructions or by delivery           to IMSC of a
written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name,
      properly endorsed by the shareholder.  To be eligible to
elect a           Withdrawal Plan, a shareholder must have at
least $5,000 in his           or her account.  A Withdrawal Plan
may not be established if the           investor is currently
participating in the Automatic Investment           Method.  A
Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

               A redemption under a Withdrawal Plan is a taxable
event.            Shareholders contemplating participating in a
Withdrawal Plan           should consult their tax advisers.

               Additional investments made by investors
participating in a           Withdrawal Plan must equal at least
$1,000 each while the           Withdrawal Plan is in effect.
Making additional purchases while           a Withdrawal Plan is
in effect may be disadvantageous to the           investor
because of applicable initial sales charges or CDSCs.

               An investor may terminate his or her participation
in the           Withdrawal Plan at any time by delivering
written notice to IMSC.            If all shares held by the
investor are liquidated at any time,           participation in
the Withdrawal Plan will terminate           automatically.  The
Trust or IMSC may terminate the Withdrawal           Plan option
at any time after reasonable notice to shareholders.












          GROUP SYSTEMATIC INVESTMENT PROGRAM

               Shares may be purchased in connection with
investment           programs established by employee or other
groups using systematic           payroll deductions or other
systematic payment arrangements.  The           Trust does not
itself organize, offer or administer any such           programs.
However, it may, depending upon the size of the
program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.  Unless shares
of a           Fund are purchased in conjunction with IRAs (see
"How to Buy           Shares" in the Prospectus), such group
systematic investment           programs are not entitled to
special tax benefits under the Code.            The Trust
reserves the right to refuse purchases at any time or
suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified
        redemptions and other optional privileges, as described
in the           Prospectus, to shareholders using group
systematic investment           programs.

               With respect to each shareholder account
established on or           after September 15, 1972 under a
group systematic investment           program, the Trust and IMI
each currently charge a maintenance           fee of $3.00 (or
portion thereof) that for each twelve-month           period (or
portion thereof) that the account is maintained.  The
Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved
or by           causing on the date the fee is assessed a
redemption in each such           shareholder account sufficient
to pay such fee.  The Trust           reserves the right to
change these fees from time to time without           advance
notice.

               Class A shares of a Fund are made available to
Merrill Lynch           Daily K Plan (the "Plan") participants at
NAV without an initial           sales charge if:

               (i) the Plan is recordkept on a daily valuation
basis by                Merrill Lynch and, on the date the Plan
Sponsor signs the                Merrill Lynch Recordkeeping
Service Agreement, the Plan has                $3 million or more
in assets invested in broker/dealer funds                not
advised or managed by Merrill Lynch Asset Management,
  L.P. ("MLAM") that are made available pursuant to a Service
          Agreement between Merrill Lynch and the fund's
principal                underwriter or distributor and in funds
advised or managed                by MLAM (collectively, the
"Applicable Investments");

               (ii) the Plan is recordkept on a daily valuation
basis by an                independent recordkeeper whose
services are provided through                a contract or
alliance arrangement with Merrill Lynch, and                on
the date the Plan Sponsor signs the Merrill Lynch
Recordkeeping Service Agreement, the Plan has $3 million or
        more in assets, excluding money market funds, invested in Applicable Investments; or












               (iii) the Plan has 500 or more eligible employees,
as                determined by Merrill Lynch plan conversion
manager, on the                date the Plan Sponsor signs the
Merrill Lynch Recordkeeping                Service Agreement.

               Alternatively, Class B shares of a Fund are made
available           to Plan participants at NAV without a CDSC if
the Plan conforms           with the requirements for eligibility
set forth in (i) through           (iii) above but either does
not meet the $3 million asset           threshold or does not
have 500 or more eligible employees.

               Plans recordkept on a daily basis by Merrill Lynch
or an           independent recordkeeper under a contract with
Merrill Lynch that           are currently investing in Class B
shares of a Fund convert to           Class A shares once the
Plan has reached $5 million invested in           Applicable
Investments.

                                 BROKERAGE ALLOCATION

               Subject to the overall supervision of the
President and the           Board, IMI (or MFC with respect to
Ivy Canada Fund and Ivy Global           Natural Resources Fund)
places orders for the purchase and sale           of each Fund's
portfolio securities.  With respect to Ivy
International Fund, Northern Cross also places orders for the purchase and sale of the Fund's portfolio securities.  All portfolio transactions are effected at the best price and
        execution obtainable. Purchases and sales of debt
securities are           usually principal transactions, and,
therefore, brokerage           commissions are usually not
required to be paid by the particular           Fund for such
purchases and sales (although the price paid           generally
includes undisclosed compensation to the dealer).  The
prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter,
and           purchases of after-market securities from dealers
normally           reflect the spread between the bid and asked
prices.  In           connection with OTC transactions, IMI (or
MFC for Ivy Canada Fund           and Ivy Global Natural
Resources Fund and the Subadviser for Ivy           International
Fund) attempts to deal directly with the principal
market makers, except in those circumstances where IMI (or MFC for Ivy Canada Fund and Ivy Global Natural Resources Fund
and the           Subadviser for Ivy International Fund) believes
that a better           price and execution are available
elsewhere.

               IMI (or MFC for Ivy Canada Fund and Ivy Global
Natural           Resources Fund and the Subadviser for Ivy
International Fund)           selects broker-dealers to execute
transactions and evaluates the           reasonableness of
commissions on the basis of quality, quantity,           and the
nature of the firms' professional services.  Commissions
to be charged and the rendering of investment services, including statistical, research, and counseling services by
brokerage           firms, are factors to be considered in the
placing of brokerage           business. The types of research
services provided by brokers may           include general
economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities
transactions           may be used by IMI (or MFC for Ivy Canada
Fund and Ivy Global           Natural Resources Fund and the
Subadviser for Ivy International           Fund) in servicing all
of its accounts.  In addition, not all of           these
services may be used by IMI (or MFC for Ivy Canada Fund and
   Ivy Global Natural Resources Fund and the Subadviser for Ivy
       International Fund) in connection with the services it
provides           to a particular Fund or the Trust.  IMI (or
MFC for Ivy Canada           Fund and Ivy Global Natural
Resources Fund and the Subadviser for           Ivy International
Fund) may consider sales of shares of a Fund as           a
factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI (or
      MFC for Ivy Canada Fund and Ivy Global Natural Resources
Fund and           the Subadviser for Ivy International Fund)
will not, however,           execute brokerage transactions other
than at the best price and           execution.

               With respect to Ivy International Fund, when a
security           proposed to be purchased or sold for the Fund
is also to be           purchased or sold at the same time for
other accounts managed by           the Subadviser, purchases or
sales are effected on a pro rata,           rotating or other
equitable basis so as to avoid any one account           being
preferred over any other account.

               During the fiscal year ended June 30, 1994, during
the six-          month period ended December 31, 1994 and during
the fiscal years           ended December 31, 1995 and 1996, Ivy
Canada Fund paid brokerage           commissions of $202,849,
$98,390, $79,464 and $102,121,           respectively.

               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy China Region Fund paid brokerage
commissions of           $26,579, $70,459 and $62,812,
respectively.

               During the fiscal year ended June 30, 1994, during
the six-          month period ended December 31, 1994, and
during the fiscal years           ended December 31, 1995 and
1996, Ivy Global Fund paid brokerage           commissions of
$58,828, $43,367, $96,124 and $90,904,
respectively.

               During the fiscal year ended December 31, 1994,
1995 and           1996, Ivy International Fund paid brokerage
commissions of           $139,426, $715,524 and $1,709,643,
respectively.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994, Ivy
Latin America Strategy Fund           and Ivy New Century Fund
each paid brokerage commissions of           $5,491 and $2,611,
respectively.  During the fiscal year ended           December
31, 1995, Ivy Latin America Strategy Fund and Ivy New
Century Fund each paid brokerage commissions of $17,184 and
   $15,236, respectively.  During the fiscal year ended December
31,           1996, Ivy Latin America Strategy Fund and Ivy New
Century Fund           each paid brokerage commissions of $15,756
and $95,606,           respectively.












               During the period from July 22, 1996 (commencement
of           operations to December 31, 1996) Ivy Global Science
& Technology           Fund paid brokerage commissions of
$37,065.  Brokerage commission           information is not
available for Ivy Asia Pacific Fund, Ivy           Global Natural
Resources Fund and Ivy International Small           Companies
Fund, which did not commence operations until January
1, 1997.

               Each Fund may, under some circumstances, accept
securities           in lieu of cash as payment for Fund shares.
Each of these Funds           will accept securities only to
increase its holdings in a           portfolio security or to
take a new portfolio position in a           security that IMI
(and the Subadviser for Ivy International Fund)           deems
to be a desirable investment for each the Fund.  While no
 minimum has been established, it is expected that each the Fund will not accept securities having an aggregate value of
less than           $1 million.  The Trust may reject in whole or
in part any or all           offers to pay for the Fund shares
with securities and may           discontinue accepting
securities as payment for the Fund shares           at any time
without notice.  The Trust will value accepted
securities in the manner and at the same time provided for
  valuing portfolio securities of each the Fund, and the Fund shares will be sold for net asset value determined at the
same           time the accepted securities are valued.  The
Trust will only           accept securities delivered in proper
form and will not accept           securities subject to legal
restrictions on transfer.  The           acceptance of securities
by the Trust must comply with the           applicable laws of
certain states.






































                                TRUSTEES AND OFFICERS

               The Trustees and Executive Officers of the Trust,
their           business addresses and principal occupations
during the past five           years are:

                                   POSITION
                                   WITH THE     BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST        AND
PRINCIPAL OCCUPATIONS

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics Research           60 Concord Street
Corp. (instruments and            Wilmington, MA  01887
     controls); Director, Burr-          Age: 73
            Brown Corp. (operational
                  amplifiers); Director,
                      Metritage Incorporated
                          (level measuring
                        instruments); Trustee of
                              Mackenzie Series Trust
                                  (1992-present).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park-Box 500
 Broyhill Family Foundation,           Lenoir, NC 28645
          Inc. (1983-Present);           Age:  73
            Chairman and President,
                 Broyhill Investments, Inc.
                         (1983-present); Chairman,
                                Broyhill Timber Resources
                                       (1983-present); Management
                                               of a personal
portfolio of
fixed-income and equity
     investments (1983-present);
              Trustee of Mackenzie Series
                       Trust (1988-present);
                          Director of The Mackenzie
                                 Funds Inc. (1988-1995).

          Stanley Channick         Trustee      President and
Chief           11 Bala Avenue                        Executive
Officer, The           Bala Cynwyd, PA 19004
Whitestone Corporation            Age:  73
     (insurance agency);
      Chairman, Scott Management
              Company (administrative
                   services for insurance
                       companies); President, The
                               Channick Group (consultants
                                        to insurance companies
and                                                 national
trade
associations); Trustee of
       Mackenzie Series Trust
           (1994-present); Director of
                    The Mackenzie Funds Inc.
                          (1994-1995).












          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice           The Landmark Centre
President, Director and           113 Landmark Lane,
     Fund Manager, Massengill-          Suite B
           DeFriece Foundation           Bristol, TN  37620-2285
            (charitable organization)           Age: 76
                   (1950-present); Trustee and
                            Vice Chairman, East
                             Tennessee Public
                           Communications Corp. (WSJK-
                                   TV) (1984-present); Trustee
                                            of Mackenzie Series
Trust                                                 (1985-
present); Director of
   The Mackenzie Funds Inc.
         (1987-1995).

          Roy J. Glauber           Trustee      Mallinckrodt
Professor of           Lyman Laboratory
Physics, Harvard           of Physics
University (1974-present);           Harvard University
        Trustee of Mackenzie Series           Cambridge, MA 02138
                 Trust (1994-present).           Age: 71

          Michael G. Landry        Trustee      President, Chief
Executive           700 South Federal Hwy.   and          Officer
and Director of           Suite 300                Chairman
Mackenzie Investment           Boca Raton, FL  33432
  Management Inc. (1987-          Age: 50
     present); President,           [*Deemed to be an
       Director and Chairman of           "interested person"
             Ivy Management Inc. (1992-          of the Trust, as
                    present); Chairman and            defined
under the                     Director of Ivy Mackenzie
1940 Act.]                            Services Corp.(1993-
                                       present); Chairman and
                                           Director of Ivy
Mackenzie
Distributors, Inc. (1994-
      present); Director and
          President of Ivy Mackenzie
                  Distributors, Inc. (1993-
                        1994);  Director and
                          President of The Mackenzie
                                  Funds Inc. (1987-1995);
                                        Trustee of Mackenzie
Series                                                 Trust
(1987-present);
President of Mackenzie
     Series Trust (1987-1996);
            Chairman of Mackenzie
               Series Trust (1996-
               present).

          Joseph G. Rosenthal      Trustee      Chartered
Accountant           110 Jardin Drive                      (1958-
present); Trustee of           Unit #12
  Mackenzie Series Trust           Concord, Ontario Canada
      (1985-present); Director of













          L4K 2T7                               The Mackenzie
Funds Inc.           Age: 62
(1987-1995).

          Richard N. Silverman     Trustee      Director, Newton-
Wellesley           18 Bonnybrook Road
Hospital; Director, Beth           Waban, MA  02168
      Israel Hospital; Director,           Age: 73
              Boston Ballet; Director,
                    Boston Children's Museum;
                           Director, Brimmer and May
                                  School.

          J. Brendan Swan          Trustee      President,
Airspray           4701 North Federal Hwy.
International, Inc.;           Suite 465
  Joint Managing Director,           Pompano Beach, FL  33064
        Airspray International           Age: 67
            B.V. (an environmentally
                  sensitive packaging
                   company); Director of
                      Polyglass LTD.; Director,
                             The Mackenzie Funds Inc.
                                   (1992-1995); Trustee of
                                        Mackenzie Series Trust
                                            (1992-present).

          Keith J. Carlson         Trustee      Senior Vice
President of           700 South Federal Hwy.   and
Mackenzie Investment           Suite 300                President
  Management, Inc. (1996           Boca Raton, FL 33432
      -present); Senior Vice           Age: 40
          President and Director of           [*Deemed to be an
                 Mackenzie Investment           "interested
person"                   Management, Inc. (1994           of the
Trust, as                      -1996); Senior Vice
defined under the                     President and Treasurer of
        1940 Act.]                            Mackenzie
Investment
Management, Inc. (1989-
    1994); Senior Vice
    President and Director of
           Ivy Management Inc. (1994-
                  present); Senior Vice
                     President, Treasurer and
                            Director of Ivy Management
                                    Inc. (1992-1994); Vice
                                        President of The
Mackenzie                                                 Funds
Inc. (1987-1995);
Senior Vice President and
       Director, Ivy Mackenzie
            Services Corp. (1996-
              present); President and
                   Director of Ivy Mackenzie
                          Services Corp. (1993-1996);
                                   Trustee and President of
                                         Mackenzie Series Trust
                                             (1996-present); Vice
                                               President of
Mackenzie












                                                Series Trust
(1994-1996);
Treasurer of Mackenzie
    Series Trust (1985-1994);
           President, Chief Executive
                   Officer and Director of Ivy
                            Mackenzie Distributors,
                                 Inc. (1994-present);
                                   Executive Vice President
                                         and Director of Ivy
                                          Mackenzie Distributors,
                                               Inc. (1993-1994);
Trustee                                                 of
Mackenzie Series Trust
    (1996-present).

          C. William Ferris        Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer    Chief
Financial Officer           Suite 300
and Secretary/Treasurer           Boca Raton, FL  33432
     of Mackenzie Investment           Age: 52
          Management Inc. (1995-
             present); Senior Vice
                President, Finance and
                    Administration/Compliance
                           Officer of Mackenzie
                             Investment Management Inc.
                                     (1989-1994); Senior Vice
                                           President, Secretary/
                                              Treasurer and Clerk
of Ivy                                                 Management
Inc. (1994-
present); Vice President,
       Finance/Administration and
               Compliance Officer of Ivy
                      Management Inc. (1992-
                         1994); Senior Vice
                         President, Secretary/
                            Treasurer and Director of
                                   Ivy Mackenzie Distributors,
                                            Inc. (1994-present);
                                              Secretary/Treasurer
and                                                 Director of
Ivy Mackenzie
Distributors, Inc. (1993-
      1994); President and
        Director of Ivy Mackenzie
               Services Corp. (1996-
                 present); Secretary/
                   Treasurer and Director of
                          Ivy Mackenzie Services
                              Corp. (1993-1996);
                              Secretary/Treasurer of The
                                      Mackenzie Funds Inc. (1993-
                                              1995);
Secretary/Treasurer
 of Mackenzie Series Trust
        (1994-present).

          James W. Broadfoot       Vice         Executive Vice
President,












          700 South Federal Hwy.   President    Ivy Management
Inc. (1996-          Suite 300
present); Senior Vice           Boca Raton, FL  33432
   President, Ivy Management,           Age: 54
           Inc. (1992-1996); Director
                   and Senior Vice President,
                           Mackenzie Investment
                             Management Inc. (1995-
                                present); Senior Vice
                                   President, Mackenzie
                                     Investment Management Inc.
                                             (1990-1995).


               PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

               Employees of IMI are permitted to make personal
securities           transactions, subject to the requirements
and restrictions set           forth in IMI's Code of Ethics.
The Code of Ethics is designed to           identify and address
certain conflicts of interest between           personal
investment activities and the interests of investment
advisory clients such as the Fund.  Among other things, the Code of Ethics, which generally complies with standards
recommended by           the Investment Company Institute's
Advisory Group on Personal           Investing, prohibits certain
types of transactions absent prior           approval, applies to
portfolio managers, traders, research           analysts and
others involved in the investment advisory process,           and
imposes time periods during which personal transactions may
   not be made in certain securities, and requires the submission
of           duplicate broker confirmations and monthly reporting
of           securities transactions.  Exceptions to these and
other           provisions of the Code of Ethics may be granted
in particular           circumstances after review by appropriate
personnel.


































                                  COMPENSATION TABLE
                                       IVY FUND
                        (FISCAL YEAR ENDED DECEMBER 31, 1996)


TOTAL                                        PENSION OR
    COMPENSA-                                       RETIREMENT
           TION FROM
BENEFITS   ESTIMATED      TRUST AND
AGGREGATE  ACCRUED AS ANNUAL         FUND COM-
       COMPENSA-  PART OF    BENEFITS       PLEX PAID
NAME,             TION       FUND       UPON           TO
   POSITION          FROM TRUST EXPENSES   RETIREMENT
TRUSTEES

          John S.           $7,419     N/A        N/A
$10,000            Anderegg, Jr.
          (Trustee)

          Paul H.           $7,419     N/A        N/A
$10,000            Broyhill
          (Trustee)

          Keith J.          $0         N/A        N/A
$0            Carlson[**]
          (Trustee and
           President)

          Stanley           $4,949     N/A        N/A
$10,000             Channick[*]
          (Trustee)

          Frank W.          $7,419     N/A        N/A
$10,000            DeFriece, Jr.
          (Trustee)

          Roy J.            $7,419     N/A        N/A
$10,000            Glauber[*]
          (Trustee)

          Michael G.        $0         N/A        N/A
$0            Landry
          (Trustee and
           Chairman of
           the Board)

          Joseph G.         $7,419     N/A        N/A
$10,000            Rosenthal
          (Trustee)

          Richard N.        $10,000    N/A        N/A
$10,000            Silverman
          (Trustee)















          J. Brendan        $7,419     N/A        N/A
$10,000            Swan
           (Trustee)

          C. William        $0         N/A        N/A
$0            Ferris
           (Secretary/Treasurer)

          [*]  Appointed as a Trustee of the Trust at a meeting
of the                Board held on February 10, 1996.

          [**] Appointed as a Trustee of the Trust at a meeting
of the                Board held on December 7, 1996.

               As of April 3, 1997, the Officers and Trustees of
the Trust           as a group owned beneficially less than 1% of
the outstanding           Class A, Class B, Class C and Class I
shares of the Funds, except           that as of such date, the
Officers and Trustees of the Trust as a           group owned
beneficially 2.26% of Ivy Global Fund Class A shares and 1.79% of Ivy Global Natural Resources Fund Class A shares.













































                       INVESTMENT ADVISORY AND OTHER SERVICES

          BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

               IMI provides business management and investment
advisory           services to each Fund (other than Ivy Canada
Fund and Ivy Global           Natural Resources Fund) pursuant to
a Business Management and           Investment Advisory Agreement
(the "Agreement").  IMI provides           business management
services to Ivy Canada Fund and Ivy Global           Natural
Resources Fund pursuant to a Business Management
Agreement (the "Management Agreement").  The Agreement (or the
      Management Agreement, in the case of Ivy Canada Fund and
Ivy           Global Natural Resources Fund) was approved (i) by
the sole           shareholder of Ivy China Region Fund on
October 23, 1993, (ii) by           the shareholders of Ivy
International Fund on December 30, 1991,           (iii) by the
sole shareholder of each of Ivy Latin America           Strategy
Fund and Ivy New Century Fund on October 28, 1994, (iv)
by the sole shareholder of each of Ivy Global Fund and Ivy Canada
         Fund on January 27, 1995, (v) by the sole shareholder of
Ivy           Global Science & Technology Fund on July 16, 1996,
and (vi) by           the sole shareholder of each of Ivy Asia
Pacific Fund, Ivy Global           Natural Resources Fund and Ivy
International Small Companies Fund           on December 13,
1996.  Prior to shareholder approval, the           Agreement (or
the Management Agreement, in the case of Ivy Canada
Fund and Ivy Global Natural Resources Fund) was approved by the
       Board (including a majority of the Trustees who are
neither           "interested persons," as defined in the 1940
Act, of the Trust           nor have any direct or indirect
financial interest in the           operation of the distribution
plan or in any related agreement           (the "Independent
Trustees")) (i) on August 23, 1993 with respect           to Ivy
China Region Fund, (ii) on October 28, 1991 with respect
to Ivy International Fund, (iii) on September 17, 1994 with
   respect to Ivy Latin America Strategy Fund and Ivy New Century
         Fund, (iv) on September 29, 1994 with respect to each of
Ivy           Canada Fund and Ivy Global Natural Resources Fund,
(v) on June 8,           1996 with respect to Ivy Global Science
& Technology Fund, and           (vi) on December 7, 1996 with
respect to each of Ivy Asia Pacific           Fund, Ivy Global
Natural Resources Fund and Ivy International           Small
Companies Fund.

               Until January 31, 1995 MIMI served as the manager
and           investment adviser to Ivy Global Fund and as
manager to Ivy           Canada Fund, which were then series of
The Mackenzie Funds Inc.           (the "Company").  On January
31, 1995, MIMI's interest in the           Agreement (in the case
of Ivy Global Fund) and in the Management           Agreement (in
the case of Ivy Canada Fund) was assigned by MIMI           to
IMI, which is a wholly owned subsidiary of MIMI.  The
provisions of the Agreement and the Management Agreement remain unchanged by IMI's succession to MIMI thereunder. MIMI, a
        Delaware corporation, has approximately 10% of its
outstanding           common stock listed for trading on the TSE.
MIMI is a subsidiary           of MFC, 150 Bloor Street West,
Toronto, Ontario, Canada, a public           corporation
organized under the laws of Ontario and registered in Ontario as a mutual fund dealer whose shares are listed for trading on the TSE.  MFC provides investment advisory
services to           Ivy Canada Fund and Ivy Global Natural
Resources Fund pursuant to           an Investment Advisory
Agreement (the "MFC Agreement").  The MFC           Agreement was
approved (i) by the sole shareholder of Ivy Canada           Fund
on January 27, 1995 and (ii) by the sole shareholder of Ivy
   Global Natural Resources Fund on December 13, 1996.  Prior to
        shareholder approval, the MFC Agreement was approved by
the Board           (including a majority of Independent
Trustees) (i) on September           29, 1994 with respect to Ivy
Canada Fund and (ii) on December 7,           1996 with respect
to Ivy Global Natural Resources Fund.

               IMI currently acts as manager and investment
adviser to the           following additional investment
companies registered under the           1940 Act:  Ivy Growth
Fund, Ivy Emerging Growth Fund, Ivy Growth           with Income
Fund, Ivy Bond Fund, Ivy International Bond Fund, Ivy International Fund II (expected effective date of May 13, 1997),
        Ivy Pan-Europe Fund (expected effective date of May 13,
1997) and           Ivy Money Market Fund.

               The Agreement obligates IMI to make investments
for the           accounts of each Fund (except Ivy Canada Fund
and Ivy Global           Natural Resources Fund) in accordance
with its best judgment and           within the investment
objectives and restrictions set forth in           the
Prospectus, the 1940 Act and the provisions of the Code
relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by these Funds and places orders with brokers or dealers who deal in such
securities.  The           Advisory Agreement obligates MFC to
make investments for the           account of each of Ivy Canada
Fund and Ivy Global Natural           Resources Fund, in
accordance with its best judgment and within           the
investment objectives and restrictions set forth in the Prospectus with respect to each of Ivy Canada Fund and Ivy Global
         Natural Resources Fund, the 1940 Act and the provisions
of the           Code, relating to regulated investment
companies, subject to           policy decisions adopted by the
Board.  MFC also determines the           securities to be
purchased or sold by each of Ivy Canada Fund and           Ivy
Global Natural Resources Fund and places orders with brokers or dealers who deal in such securities.

               Under the Agreement (the Management Agreement with
respect           to Ivy Canada Fund and Ivy Global Natural
Resources Fund), IMI           also provides certain business
management services.  IMI is           obligated to (1)
coordinate with each Fund's Custodian and           monitor the
services it provides to that Fund; (2) coordinate           with
and monitor any other third parties furnishing services to
  each Fund; (3) provide each Fund with necessary office space, telephones and other communications facilities as are
adequate           for the particular Fund's needs; (4) provide
the services of           individuals competent to perform
administrative and clerical           functions that are not
performed by employees or other agents           engaged by the
particular Fund or by IMI acting in some other           capacity
pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may
be required           by applicable Federal or state law; (6)
authorize and permit           IMI's directors, officers and
employees who may be elected or           appointed as trustees
or officers of the Trust to serve in such           capacities;
and (7) take such other action with respect to the
Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies.  Pursuant to the Management
Agreement,           IMI is also responsible for reviewing the
activities of MFC to           insure that each of Ivy Canada
Fund and Ivy Global Natural           Resources Fund is operated
in compliance with each such Fund's           investment
objectives and policies and with the 1940 Act.

               Ivy Global Fund pays IMI a monthly fee for
providing           business management and investment advisory
services at an annual           rate of 1.00% of the first $500
million of its average net           assets, reduced to 0.75% on
average net assets over $500 million.            Each of the
other Funds (except Ivy Canada Fund and Ivy Global
Natural Resources Fund) pays IMI a monthly fee for providing business management and investment advisory serves at an
annual           rate of 1.00% of each of the Fund's average net
assets.  Ivy           Canada Fund and Ivy Global Natural
Resources Fund each pays IMI a           monthly fee for
providing business management services at an           annual
rate of 0.50% of each such Fund's average net assets.

               For advisory services, Ivy Canada Fund and Ivy
Global           Natural Resources Fund each pays MFC a monthly
fee at an annual           rate of 0.35% and 0.50%, respectively,
of the average net assets           of each such Fund.  For the
fiscal year ended June 30, 1994, for           the six-month
period ended December 31, 1994 and for the fiscal           years
ended December 31, 1995 and 1996, Ivy Canada Fund paid MFC fees of $120,495, $54,763, $67,229 and $65,289, respectively.


               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy China Region Fund paid IMI $193,875,
$200,605 and           $233,804 respectively (of which IMI
reimbursed $1,036, $0 and $0,           respectively, pursuant to
required expense limitations and of           which IMI
reimbursed $106,631, $106,085 and $65,675,
respectively, pursuant to voluntary expense limitations).

               During the fiscal year ended June 30, 1994 and
during the           six-month period ended December 31, 1994,
MIMI, as investment           manager to Ivy Canada Fund and as
investment adviser to Ivy           Global Fund, when each was a
series of the Company, received fees           of $172,136 and
$78,234, respectively, from Ivy Canada Fund and
$155,540 and $107,966, respectively, (of which MIMI reimbursed
      $34,779 and $15,264, respectively, pursuant to voluntary
expense           limitations) from Ivy Global Fund.  During the
fiscal years ended           December 31, 1995 and 1996, IMI
received fees of $96,041 and           $93,270, respectively,
from Ivy Canada Fund (of which IMI           reimbursed $63,466
and $0, respectively, pursuant to required           expense
limitations) and $239,963 and $301,433, respectively,












          from Ivy Global Fund (of which IMI reimbursed $62,242
and $0           pursuant to voluntary expense limitations).

               For the fiscal years ended December 31, 1994, 1995
and 1996,           Ivy International Fund paid IMI fees of
$2,217,950, $3,948,456           and $9,157,858,
respectively.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994 and
during the fiscal years           ended December 31, 1995 and
1996, Ivy Latin America Strategy Fund           paid IMI fees of
$1,006, $95,380 and $42,550, respectively (of           which IMI
reimbursed $13,333, $93,340 and $0, respectively,
pursuant to required expense limitations and of which IMI
 reimbursed $523 and $2,040 and $99,630, respectively, pursuant
to           voluntary expense limitations) and Ivy New Century
Fund paid IMI           fees of $912, $91,226 and $109,125,
respectively (of which IMI           reimbursed $16,415, $87,348
and $0, respectively, pursuant to           required expense
limitations and of which IMI reimbursed $512,           $3,878
and $67,600, respectively, pursuant to voluntary expense limitations).

                    During the period from July 22, 1996
(commencement of           operations) to December 31, 1996, Ivy
Global Science & Technology           Fund paid IMI fees of
$20,965 (of which IMI reimbursed $14,813           pursuant to
voluntary expense limitations).

                    Advisory fee information is not yet available
for Ivy           Asia Pacific Fund, Ivy Global Natural Resources
Fund and Ivy           International Small Companies Fund, which
commenced operations on           January 1, 1997.

               Under the Agreement (or the Management Agreement
and the           Advisory Agreement with respect to Ivy Canada
Fund and Ivy Global           Natural Resources Fund), the Trust
pays the following expenses:           (1) the fees and expenses
of the Trust's Independent Trustees;           (2) the salaries
and expenses of any of the Trust's officers or
employees who are not affiliated with IMI; (3) interest expenses;
         (4) taxes and governmental fees, including any original
issue           taxes or transfer taxes applicable to the sale or
delivery of           shares or certificates therefor; (5)
brokerage commissions and           other expenses incurred in
acquiring or disposing of portfolio           securities; (6) the
expenses of registering and qualifying shares           for sale
with the SEC and with various state securities
commissions; (7) accounting and legal costs; (8) insurance
  premiums; (9) fees and expenses of the Trust's Custodian and
      Transfer Agent and any related services; (10) expenses of
       obtaining quotations of portfolio securities and of
pricing           shares; (11) expenses of maintaining the
Trust's legal existence           and of shareholders' meetings;
(12) expenses of preparation and           distribution to
existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

               IMI currently limits each Fund's (with the exception of Ivy












          Canada Fund and Ivy International Fund) total operating
expenses           (excluding Rule 12b-1 fees, interest, taxes,
brokerage           commissions, litigation and indemnification
expenses, and other           extraordinary expenses) to an
annual rate of 1.95% of the Fund's           average net assets,
which may lower that Fund's expenses and           increase its
yield. Each Fund's expense limitation may be terminated or revised at any time, at which time its expenses may increase and its yield may be reduced.

               On August 23-24, 1996, the Board (including a
majority of           the Independent Trustees) (i) approved the
continuance of the           Agreement with respect to Ivy China
Region Fund, Ivy Global Fund,           Ivy International Fund,
Ivy Latin America Strategy Fund and Ivy           New Century
Fund and (ii) approved the continuance of the
Management Agreement for Ivy Canada Fund.  The initial term of the Agreement (or the Management Agreement with respect to
Ivy           Global Natural Resources Fund) between IMI and each
of Ivy Asia           Pacific Fund, Ivy Global Natural Resources
Fund and Ivy           International Small Companies Fund, which
commenced on January 1,           1997, will run for a period of
two years from the date of           commencement.  Each
Agreement (or Management Agreement, with           respect to Ivy
Canada Fund and Ivy Global Natural Resources Fund)           will
continue in effect with respect to each Fund from year to
 year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved
at least           annually (i) by the vote of a majority of the
Independent           Trustees and (ii) either (a) by the vote of
a majority of the           outstanding voting securities (as
defined in the 1940 Act) of the           particular Fund or (b)
by the vote of a majority of the entire           Board.  If the
question of continuance of the Agreements (or           adoption
of any new agreement) is presented to shareholders,
continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding
voting           securities of the particular Fund.  See
"Capitalization and           Voting Rights."

               Each Agreement (or Management Agreement with
respect to Ivy           Canada Fund and Ivy Global Natural
Resources Fund) may be           terminated with respect to a
particular Fund at any time, without           payment of any
penalty, by the vote of a majority of the Board,           or by
a vote of a majority of the outstanding voting securities
 of that Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.  The Agreement shall
terminate           automatically in the event of its assignment.


               SUBADVISORY CONTRACT -  IVY INTERNATIONAL FUND.
The Trust           and IMI, on behalf of Ivy International Fund,
have entered into a           subadvisory contract with an
independent investment adviser (the           "Subadvisory
Contract") under which the subadviser develops,
recommends and implements an investment program and strategy for the Fund's portfolio and is responsible for making all
portfolio           security and brokerage decisions, subject to
the supervision of           IMI and, ultimately, the Board.
Fees payable under the           Subadvisory Contract accrue
daily and are paid quarterly by IMI.












          Effective April 1, 1993, Northern Cross serves as
subadviser for           Ivy International Fund's portfolio
pursuant to the Subadvisory           Contract.  As compensation
for its services, Northern Cross is           paid a fee by IMI
at the annual rate of 0.60% of Ivy           International Fund's
average net assets.  As compensation for           advisory
services rendered for the fiscal years ended           December
31, 1994, 1995 and 1996, IMI paid Northern Cross
$1,330,770, $2,369,074 and $5,494,715, respectively.  Northern
      Cross, wholly-owned and operated by Hakan Castegren, is the successor to the investment advisory functions of Boston
Overseas           Investors, Inc. ("BOI"), which also was
wholly-owned and operated           by Hakan Castegren.  Boston
Investor Services, Inc., the           successor to the
administrative and research functions of BOI,           provides
administrative and research services to Northern
Cross.

               Any amendment to the current Subadvisory Contract
requires           approval by votes of (a) a majority of the
outstanding voting           securities of Ivy International Fund
affected thereby and (b) a           majority of the Trustees who
are not interested persons of the           Trust or of any other
party to such Contract.  The Subadvisory           Contract
terminates automatically in the event of its assignment
(as defined in the 1940 Act) or upon termination of the Agreement. Also, the Subadvisory Contract may be terminated by not more than 60 days' nor less than 30 days' written
notice by           either the Trust or IMI or upon not less than
120 days' notice by           the Subadviser.  The Subadvisory
Contract provides that IMI or           the Subadviser shall not
be liable to the Trust, to any           shareholder of the
Trust, or to any other person, except for loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

               The Subadvisory Contract will continue in effect
(subject to           provisions for earlier termination as
described above) only if           such continuance is approved
at least annually (a) by a majority           of the Trustees who
are not interested persons of the Trust or of           any other
party to the Contract and (b) by either (i) a majority
of all of the Trustees of the Trust or (ii) a vote of a majority of the outstanding voting securities of any Fund affected
         thereby.  On September 17, 1994, the Board, including a
majority           of the Independent Trustees, last approved the
continuance of the           Subadvisory Contract.

          DISTRIBUTION SERVICES

               IMDI, a wholly owned subsidiary of MIMI, serves as
the           exclusive distributor of the Funds' shares pursuant
to an Amended           and Restated Distribution Agreement with
the Trust dated October           23, 1991, as amended from time
to time (the "Distribution           Agreement").  The
Distribution Agreement was last approved by the           Board
on August 25, 1996.  IMDI distributes shares of the Funds
 through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI.  IMDI distributes shares of the












          Funds on a continuous basis, but reserves the right to
suspend or           discontinue distribution on that basis.
IMDI is not obligated to           sell any specific amount of
Fund shares.

               Pursuant to the Distribution Agreement, IMDI is
entitled to           deduct a commission on all Class A Fund
shares sold equal to the           difference, if any, between
the public offering price, as set           forth in the Funds'
then-current prospectus, and the net asset           value on
which such price is based.  Out of that commission, IMDI
may reallow to dealers such concession as IMDI may determine from time to time.  In addition, IMDI is entitled to deduct a
CDSC on           the redemption of Class A shares sold without
an initial sales           charge and Class B and Class C shares
in accordance with, and in           the manner set forth in, the
Prospectus.

               Under the Distribution Agreement, each Fund bears,
among           other expenses, the expenses of registering and
qualifying its           shares for sale under federal and state
securities laws and           preparing and distributing to
existing shareholders periodic           reports, proxy materials
and prospectuses.

               During the three months ended September 30, 1993,
MIMI,           which at that time was Ivy Canada Fund's
distributor, received           from sales of Class A [FN][Shares
of Ivy Canada Fund outstanding           as of March 31, 1994
were designated Class A shares of the Fund.]           shares of
Ivy Canada Fund $332,241, in sales commissions, of
which $52,414 was retained after dealers' reallowances.  During the nine months ended June 30, 1994, the six-month period
ended           December 31, 1994 and the fiscal years ended
December 31, 1995           and 1996, IMDI received from sales of
Class A shares of Ivy           Canada Fund $386,239,
$44,748,$45,959 and $85,131, respectively,           in sales
commissions, of which $62,036, $7,074, $7,824 and
$12,272, respectively, was retained after dealers' reallowances.
         During the period April 1, 1994 (commencement of sales
of Class B           shares) to June 30, 1994, the six-month
period ended December 31,           1994 and the fiscal years
ended December 31, 1995 and 1996, IMDI           received $0,
$574, $2,387 and $6,288, respectively, in CDSCs on
redemptions of Class B shares of the Fund. During the period
    April 30, 1996 (commencement of sales of Class C shares) to
       December 31, 1996, IMDI received $295 in CDSCs on
redemptions of           Class C shares of the Fund.

               During the fiscal years ended December 31, 1994,
1995 and           1996, IMDI received from sales of Class A
shares of Ivy China           Region Fund $328,530, $132,337 and
$82,202, respectively, in           sales commissions, of which
$52,347, $9,919 and $11,936,           respectively, was retained
after dealers' reallowances.  During           the fiscal years
ended December 31, 1994, 1995 and 1996, IMDI           received
$17,290, $48,686 and $46,514, respectively, in CDSCs on redemptions of Class B shares of the Fund. During the period
     April 30, 1996 (commencement of sales of Class C shares) to
        December 31, 1996, IMDI received $46 in CDSCs on
redemptions of           Class C shares of the Fund.













               During the three month period ended September 30,
1993,           MIMI, which at that time was Ivy Global Fund's
distributor,           received from sales of Class A [FN][Shares
of Ivy Global Fund           outstanding as of March 31, 1994
were designated Class A shares           of the Fund.] shares of
Ivy Global Fund $57,279 in sales           commissions, of which
$8,869 was retained after dealers'           reallowances.
During the nine months ended June 30, 1994, the           six-
month period ended December 31, 1994 and the fiscal years
 ended December 31, 1995 and 1996, IMDI received from sales of
      Class A shares of Ivy Global Fund $166,539, $96,349,
$150,828 and           $130,266, respectively, in sales
commissions, of which $25,240,           $16,508, $23,153 and
$23,164 respectively, was retained after           dealers'
reallowances.  During the period April 1, 1994
(commencement of sales of Class B shares) to December 31, 1994 and during the fiscal years ended December 31, 1995 and
1996,           IMDI received $0, $2,833 and $9,991,
respectively, in CDSCs on           redemptions of Class B shares
of the Fund.  During the period           April 30, 1996
(commencement of sales of Class C shares) to           December
31, 1996, IMDI received no CDSCs on redemptions of Class
C shares of the Fund.

               During the period July 22, 1996 (commencement of
operations)           to December 31, 1996, IMDI received from
sales of Class A shares           of Ivy Global Science &
Technology Fund $122,226 in sales           commissions, of which
$16,160, was retained after dealers'           reallowances.
During the period July 22, 1996 (commencement of
operations) to December 31, 1996, IMDI received $338 in CDSCs on redemptions of Class B shares of the Fund.  During the
period           July 22, 1996 (commencement of operations) to
December 31, 1996,           IMDI received no CDSCs on
redemptions of Class C shares of the           Fund.

               During the fiscal years ended December 31, 1994,
1995 and           1996, IMDI received from sales of Class A
shares of Ivy           International Fund $788,610,,$931,967 and
$2,940,701,           respectively, in sales commissions, of
which $124,786, $144,220           and $394,697, respectively,
was retained after dealers' re-          allowances.  During the
fiscal years ended December 31, 1994,           1995 and 1996,
IMDI received $23,381, $102,532 and $192,262
respectively, in CDSCs paid upon certain redemptions of Class B shares of Ivy International Fund.  During the period April
30,           1996 (commencement of sales of Class C shares) to
December 31,           1996, IMDI received $943 in CDSCs on
redemptions of Class C           shares of the Fund.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994 and
during the fiscal years           ended December 31, 1995 and
1996, IMDI received from sales of           Class A shares of Ivy
Latin America Strategy Fund $7,492, $65,204           and
$60,552, respectively, in sales commissions, of which $1,071,
     $8,435 and $10,392, respectively, was retained after dealers
re-          allowances.  During the period from November 1, 1994
         (commencement of operations) to December 31, 1994, IMDI
received           no CDSCs on redemptions of Class B shares of
Ivy Latin America












          Strategy Fund.  During the fiscal years ended December
31, 1995           and 1996, IMDI received $447 and $1,116,
respectively in CDSCs on           redemptions of Class B shares
of the Fund.  During the period           April 30, 1996
(commencement of sales of Class C shares) to           December
31, 1996, IMDI received no CDSCs on redemptions of Class
C shares of the Fund.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994 and
during the fiscal years           ended December 31, 1995 and
1996, IMDI received from sales of           Class A shares of Ivy
New Century Fund $5,766, $96,634 and           $195,128,
respectively, in sales commissions, of which $865,
$14,419 and $28,765, respectively, was retained after dealer re-
       allowances. During the period from November 1, 1994 (commencement of operations) to December 31, 1994, IMDI
received           no CDSCs on redemptions of Class B Shares of
Ivy New Century           Fund.  During the fiscal years ended
December 31, 1995 and 1996,           IMDI received $813 and
$4,486, respectively, in CDSCs on           redemptions of Class
B shares of the Fund.  During the period           April 30, 1996
(commencement of sales of Class C shares) to           December
31, 1996, IMDI received no CDSCs on redemptions of Class
C shares of the Fund.

                    As of December 31, 1996, none of Ivy Asia
Pacific Fund,           Ivy Global Natural Resources Fund, or Ivy
International Small           Companies Fund had commenced
operations.

               Each Distribution Agreement will continue in
effect for           successive one-year periods, provided that
such continuance is           specifically approved at least
annually by the vote of a majority           of the Independent
Trustees, cast in person at a meeting called           for that
purpose and by the vote of either a majority of the
entire Board or a majority of the outstanding voting securities of each Fund.  Each Distribution Agreement may be
terminated with           respect to a particular Fund at any
time, without payment of any           penalty, by IMDI on 60
days' written notice to the particular           Fund or by a
Fund by vote of either a majority of the outstanding
voting securities of the Fund or a majority of the Independent
      Trustees on 60 days' written notice to IMDI.  Each
Distribution           Agreement shall terminate automatically in
the event of its           assignment.

               RULE 18F-3 PLAN.  On February 23, 1995, the SEC
adopted Rule           18f-3 under the 1940 Act, which permits a
registered open-end           investment company to issue
multiple classes of shares in           accordance with a written
plan approved by the investment           company's board of
directors/trustees and filed with the SEC.  At           a
meeting held on December 1-2, 1995, the Board adopted a multi-
     class plan (the "Rule 18f-3 plan") on behalf of each Fund.
At a           meeting held on December 7, 1996, the Board last
approved the           Rule 18f-3 plan on behalf of each Fund.
The key features of the           Rule 18f-3 plan are as follows:
(i) shares of each class of a           Fund represent an equal
pro rata interest in that Fund and           generally have
identical voting, dividend, liquidation, and other












          rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each
class           bears certain class-specific expenses and has
separate voting           rights on certain matters that relate
solely to that class or in           which the interests of
shareholders of one class differ from the           interests of
shareholders of another class; (ii) subject to           certain
limitations described in the Prospectus, shares of a
particular class of a Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and (iii) a
Fund's           Class B shares will convert automatically into
Class A shares of           that Fund after a period of eight
years, based on the relative           net asset value of such
shares at the time of conversion.

               RULE 12B-1 DISTRIBUTION PLANS.  The Trust has
adopted on           behalf of each Fund, in accordance with Rule
12b-1 under the 1940           Act, separate Rule 12b-1
distribution plans pertaining to the           Funds' Class A,
Class B and Class C shares (each, a "Plan").  In
adopting each Plan, a majority of the Independent Trustees
  concluded in accordance with the requirements of Rule 12b-1
that           there is a reasonable likelihood that each Plan
will benefit each           Fund and its shareholders.  The
Trustees of the Trust believe           that the Plans should
result in greater sales and/or fewer           redemptions of
each Fund's shares, although it is impossible to           know
for certain the level of sales and redemptions of a Fund's
  shares in the absence of a Plan or under an alternative distribution arrangement.

               Under each Plan, each Fund pays IMDI a service
fee, accrued           daily and paid monthly, at the annual rate
of up to 0.25% of the           average daily net assets
attributable to its Class A, Class B or           Class C shares,
as the case may be.  The services for which           service
fees may be paid include, among other things, advising
clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries
concerning the           Fund and assisting shareholders in
changing options or enrolling           in specific plans.
Pursuant to each Plan, service fee payments           made out of
or charged against the assets attributable to a           Fund's
Class A, Class B or Class C shares must be in
reimbursement for services rendered for or on behalf of the
   affected class.  The expenses not reimbursed in any one month
may           be reimbursed in a subsequent month.  The Class A
Plan (other           than the Class A Plan for Ivy Canada Fund)
does not provide for           the payment of interest or
carrying charges as distribution           expenses.

               Under the Funds' Class B and Class C Plans, each
Fund also           pays IMDI a distribution fee, accrued daily
and paid monthly, at           the annual rate of 0.75% of the
average daily net assets           attributable to its Class B or
Class C shares.  Ivy Canada Fund           also pays IMDI a
distribution fee, accrued daily and paid           monthly, at
the annual rate of 0.15% of the average daily assets
attributable to its Class A shares.  IMDI may reallow to dealers all or a portion of the service and distribution fees as
IMDI may           determine from time to time.  The distribution
fee compensates












          IMDI for expenses incurred in connection with
activities           primarily intended to result in the sale of
the Funds' Class B or           Class C shares (and Class A
shares, in the case of Ivy Canada           Fund), including the
printing of prospectuses and reports for           persons other
than existing shareholders and the preparation,
printing and distribution of sales literature and advertising materials.  Pursuant to each Class B and Class C Plan (and
Ivy           Canada Fund's Class A Plan), IMDI may include
interest, carrying           or other finance charges in its
calculation of distribution           expenses, if not prohibited
from doing so pursuant to an order of           or a regulation
adopted by the SEC.

               Among other things, each Plan provides that (1)
IMDI will           submit to the Board at least quarterly, and
the Trustees will           review, written reports regarding all
amounts expended under the           Plan and the purposes for
which such expenditures were made;           (2) each Plan will
continue in effect only so long as such           continuance is
approved at least annually, and any material           amendment
thereto is approved, by the votes of a majority of the
Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund
under           each Plan shall not be materially increased
without the           affirmative vote of the holders of a
majority of the outstanding           shares of the relevant
class; and (4) while each Plan is in           effect, the
selection and nomination of Trustees who are not
"interested persons" (as defined in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who
are not           "interested persons" of the Trust.

               IMDI may make payments for distribution assistance
and for           administrative and accounting services from
resources that may           include the management fees paid (to
MIMI, in the case of Ivy           Canada Fund and Ivy Global
Natural Resources Fund) by a Fund.            IMDI also may make
payments (such as the service fee payments           described
above) to unaffiliated broker-dealers for services
rendered in the distribution of each Fund's shares.  To qualify for such payments, shares may be subject to a minimum
holding           period.  However, no such payments will be made
to any dealer or           broker if at the end of each year the
amount of shares held does           not exceed a minimum amount.
The minimum holding period and           minimum level of
holdings will be determined from time to time by           IMDI.


               A report of the amount expended pursuant to each
Plan, and           the purposes for which such expenditures were
incurred, must be           made to the Board for its review at
least quarterly.

               During the period from October 1, 1993 to June 30,
1994,           during the six-month period ended December 31,
1994 and during           the fiscal years ended December 31,
1995 and 1996, Ivy Canada           Fund paid IMDI $92,079,
$61,133, $73,233 and $68,732,           respectively, pursuant to
its Class A plan.  During the period           from April 1, 1994
(the date on which Class B shares of Ivy           Canada Fund
were first offered to the public) to June 30, 1994,












          during the six-month period ended December 31, 1994 and
during           the fiscal years ended December 31, 1995 and
1996, Ivy Canada           Fund paid IMDI $312, $2,953, $8,964
and $13,674, respectively,           pursuant to its Class B
plan.  During the period April 30, 1996           (the date on
which Class C shares of Ivy Canada Fund were first offered to the public) to December 31, 1996, Ivy Canada Fund paid
         IMDI $990 pursuant to its Class C plan.

               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy China Region Fund paid IMDI $31,640,
$32,647 and           $37,038, respectively, pursuant to its
Class A Plan.  During the           fiscal years ended December
31, 1994, 1995 and 1996, Ivy China           Region Fund paid
IMDI $67,315, $70,020 and $84,812, respectively,
pursuant to its Class B Plan.  During the period April 30, 1996
       (the date on which Class C shares of Ivy China Region Fund
were           first offered to the public) to December 31, 1996,
Ivy China           Region Fund paid IMDI $781 pursuant to its
Class C plan.

               During the period from October 1, 1993 to June 30,
1994,           during the six-month period ended December 31,
1994 and during           the fiscal years ended December 31,
1995 and 1996, Ivy Global           Fund paid IMDI $30,665,
$24,936, $50,833 and $59,251,           respectively, pursuant to
its Class A plan.  During the period           from April 1, 1994
(the date on which Class B shares of Ivy           Global Fund
were first offered to the public) to June 30, 1994,
during the six-month period ended December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, the Fund
paid           IMDI $434, $8,224, $36,632 and $64,463,
respectively, pursuant to           its Class B plan.  During the
period April 30, 1996 (the date on           which Class C shares
of Ivy Global Fund were first offered to the           public) to
December 31, 1996, Ivy Global Fund paid IMDI $37 pursuant to its Class C plan.

               During the period July 22, 1996 (commencement of
operations)           to December 31, 1996, Ivy Global Science &
Technology Fund paid           IMDI $3,592 pursuant to its Class
A Plan, $4,377 pursuant to its           Class B plan, and $2,217
pursuant to its Class C plan.

               For the fiscal years ended December 31, 1994, 1995
and 1996,           Ivy International Fund paid IMDI $168,356,
$281,215 and           $1,671,153, respectively, pursuant to its
Class A Plan.  For the           fiscal years ended December 31,
1994, 1995 and 1996, Ivy           International Fund paid IMDI
$175,505, $474,670 and $1,724,796,           respectively,
pursuant to its Class B Plan.  During the period           April
30, 1996 (the date on which Class C shares of Ivy
International Fund were first offered to the public) to December
        31, 1996, Ivy International Fund paid IMDI $100,898
pursuant to           its Class C plan.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994 and
during the fiscal years           ended December 31, 1995 and
1996, Ivy Latin America Strategy Fund           paid IMDI $208,
$2,637 and $7,251 ,respectively, pursuant to its           Class
A plan.  During the period from November 1, 1994












          (commencement of operations) to December 31, 1994 and
during the           fiscal years ended December 31, 1995 and
1996, Ivy Latin America           Strategy Fund paid IMDI $157
and $3,855, respectively, pursuant           to its Class B plan.
During the period April 30, 1996 (the date           on which
Class C shares of Ivy Latin America Strategy Fund were first offered to the public) to December 31, 1996, Ivy Latin
    America Strategy Fund paid IMDI $317 pursuant to its Class C plan.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994 and
during the fiscal years           ended December 31, 1995, Ivy
New Century Fund paid IMDI $196,           $3,888 and 17,525,
respectively, pursuant to its Class A plan.            During the
period from November 1, 1994 (commencement of
operations) to December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, the Fund paid IMDI $124,
      $4,160, $35,654, respectively, pursuant to its Class B
plan.              During the period April 30, 1996 (the date on
which Class C           shares of Ivy New Century Fund were first
offered to the public)           to December 31, 1996, Ivy New
Century Fund paid IMDI $3,360           pursuant to its Class C
plan.

                    No payments were made with respect to Ivy
Asia Pacific           Fund, Ivy Global Natural Resources Fund
and Ivy International           Small Companies Fund, which
commenced operations on January 1,           1997.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           Canada Fund:  advertising, $3,002;
printing and mailing of           prospectuses to persons other
than current shareholders, $12,796;           compensation to
dealers, $11,279; compensation to sales
personnel,$25,922; seminars and meetings, $2,820; travel and entertainment, $4,435; general and administrative, $16,899;
       telephone, $710; and occupancy and equipment rental, $1,528.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           Canada Fund:  advertising, $239;
printing and mailing of           prospectuses to persons other
than current shareholders, $1,018;           compensation to
dealers, $898; compensation to sales           personnel,$2,063;
seminars and meetings, $224; travel and           entertainment,
$353; general and administrative, $1,345;           telephone,
$57; and occupancy and equipment rental, $122.

               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
Canada Fund: advertising, $17; printing and mailing of prospectuses to persons other than current shareholders, $74;
     compensation to dealers, $65; compensation to sales personnel,$149; seminars and meetings, $16; travel and entertainment, $26; general and administrative, $97; telephone,
       $4; and occupancy and equipment rental, $9.












               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           China Region Fund:  advertising,
$2,653; printing and mailing of           prospectuses to persons
other than current shareholders, $11,969;           compensation
to dealers, $26,581; compensation to sales personnel,$22,741; seminars and meetings, $6,646; travel and entertainment, $3,914; general and administrative, $14,244;
       telephone, $627; and occupancy and equipment rental, $1,356.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           China Region Fund:  advertising,
$1,519; printing and mailing of           prospectuses to persons
other than current shareholders, $6,852;           compensation
to dealers, $15,217; compensation to sales personnel,$13,019; seminars and meetings, $3,804; travel and entertainment, $2,241; general and administrative, $8,154;
      telephone, $359; and occupancy and equipment rental, $776.

               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
China Region Fund:  advertising, $14; printing and mailing
  of prospectuses to persons other than current shareholders,
$63;           compensation to dealers, $140; compensation to
sales           personnel,$120; seminars and meetings, $35;
travel and           entertainment, $21; general and
administrative, $75; telephone,           $3; and occupancy and
equipment rental, $7.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           Global Fund:  advertising, $4,231;
printing and mailing of           prospectuses to persons other
than current shareholders, $10,745;           compensation to
dealers, $30,549; compensation to sales
personnel,$36,279; seminars and meetings, $7,638; travel and entertainment, $6,239; general and administrative, $22,386;
       telephone, $1,001; and occupancy and equipment rental, $2,170.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           Global Fund:  advertising, $1,149;
printing and mailing of           prospectuses to persons other
than current shareholders, $2,918;           compensation to
dealers, $8,297; compensation to sales
personnel,$9,853; seminars and meetings, $2,074; travel and
   entertainment, $1,694; general and administrative, $6,080;
     telephone, $272; and occupancy and equipment rental, $589.

               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
Global Fund: advertising, $1; printing and mailing of prospectuses to persons other than current shareholders, $2;
    compensation to dealers, $5; compensation to sales personnel,
$6;           seminars and meetings, $1; travel and
entertainment, $1; general












          and administrative, $3; telephone, $0; and occupancy
and           equipment rental, $0.

               During the period from July 22, 1996 (commencement
of           operations) to December 31, 1996, IMDI expended the
following           amounts in marketing Class A shares of Ivy
Global Science &           Technology Fund:  advertising, $481;
printing and mailing of           prospectuses to persons other
than current shareholders, $12,700;           compensation to
dealers, $11,029; compensation to sales
personnel,$4,107; seminars and meetings, $2,757; travel and entertainment, $703; general and administrative, $1,881; telephone, $116; and occupancy and equipment rental, $256.

               During the period from July 22, 1996 (commencement
of           operations) to December 31, 1996, IMDI expended the
following           amounts in marketing Class B shares of Ivy
Global Science &           Technology Fund:  advertising, $146;
printing and mailing of           prospectuses to persons other
than current shareholders, $3,868;           compensation to
dealers, $3,359; compensation to sales
personnel,$1,251; seminars and meetings, $840; travel and
 entertainment, $214; general and administrative, $573;
telephone,           $35; and occupancy and equipment rental,
$78.

               During the period from July 22, 1996 (commencement
of           operations) to December 31, 1996, IMDI expended the
following           amounts in marketing Class C shares of Ivy
Global Science &           Technology Fund:  advertising, $74;
printing and mailing of           prospectuses to persons other
than current shareholders, $1,959;           compensation to
dealers, $1,701; compensation to sales personnel,           $634;
seminars and meetings, $425; travel and entertainment, $108; general and administrative, $290; telephone, $18; and
   occupancy and equipment rental, $40.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           International Fund:  advertising,
$132,425; printing and mailing           of prospectuses to
persons other than current shareholders,           $230,570;
compensation to dealers, $1,161,172; compensation to
sales personnel,$1,119,795; seminars and meetings, $290,293;
    travel and entertainment, $194,635; general and
administrative,           $631,201; telephone, $31,343; and
occupancy and equipment rental,           $68,648.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           International Fund:  advertising,
$34,146; printing and mailing           of prospectuses to
persons other than current shareholders,           $59,452;
compensation to dealers, $299,405; compensation to sales personnel, $288,736; seminars and meetings, $74,851; travel and entertainment, $50,186; general and administrative,
$162,754;           telephone, $8,082; and occupancy and
equipment rental,           $17,701.

               During the period April 30, 1996 (the date on which Class C shares of were first offered to the public) to December
31, 1996,           IMDI expended the following amounts in
marketing Class C shares           of Ivy International Fund:
advertising, $1,197; printing and           mailing of
prospectuses to persons other than current shareholders, $3,477; compensation to dealers, $17,513; compensation to sales personnel,$16,889; seminars and meetings,
       $4,378; travel and entertainment, $2,936; general and administrative, $9,520; telephone, $473; and occupancy and equipment rental, $1,035.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           Latin America Strategy Fund:
advertising, $528; printing and           mailing of prospectuses
to persons other than current           shareholders, $10,104;
compensation to dealers, $5,681;           compensation to sales
personnel,$4,461; seminars and meetings,           $1,420; travel
and entertainment, $776; general and           administrative,
$2,475; telephone, $125; and occupancy and           equipment
rental, $275.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           Latin America Strategy Fund:
advertising, $241; printing and           mailing of prospectuses
to persons other than current           shareholders, $4,609;
compensation to dealers, $2,592;           compensation to sales
personnel,$2,035; seminars and meetings,           $648; travel
and entertainment, $354; general and administrative, $1,129; telephone, $57; and occupancy and equipment rental,
   $125.

               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
Latin America Strategy Fund:  advertising, $6; printing
and mailing of prospectuses to persons other than current
 shareholders, $110; compensation to dealers, $62; compensation
to           sales personnel,$49; seminars and meetings, $16;
travel and           entertainment, $8; general and
administrative, $27; telephone, $1           and occupancy and
equipment rental, $3.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           New Century Fund:  advertising, $1,327;
printing and mailing of           prospectuses to persons other
than current shareholders, $11,049;           compensation to
dealers, $20,447; compensation to sales
personnel,$11,040; seminars and meetings, $5,111; travel and entertainment, $1,946; general and administrative, $5,839;
      telephone, $312; and occupancy and equipment rental, $691.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           New Century Fund:  advertising, $675;
printing and mailing of           prospectuses to persons other
than current shareholders, $5,620;           compensation to
dealers, $10,400; compensation to sales












          personnel, $5,615; seminars and meetings, $2,600;
travel and           entertainment, $990; general and
administrative, $2,970;           telephone, $159; and occupancy
and equipment rental, $352.

               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
New Century Fund:  advertising, $64; printing and mailing
 of prospectuses to persons other than current shareholders,
$530;           compensation to dealers, $980; compensation to
sales           personnel,$529; seminars and meetings, $245;
travel and           entertainment, $93; general and
administrative, $280; telephone,           $15; and occupancy and
equipment rental, $33.

                    No payments were made with respect to Ivy
Asia Pacific           Fund, Ivy Global Natural Resources Fund
and Ivy International           Small Companies Fund, which
commenced operations on January 1,           1997.

               Each Plan may be amended at any time with respect
to the           class of shares of the Fund to which the Plan
relates by vote of           the Trustees, including a majority
of the Independent Trustees,           cast in person at a
meeting called for the purpose of considering           such
amendment.  Each Plan may be terminated at any time with
respect to the class of shares of the particular Fund to which the Plan relates, without payment of any penalty, by vote
of a           majority of the Independent Trustees, or by vote
of a majority of           the outstanding voting securities of
that class.

               If the Distribution Agreement or the Distribution
Plans are           terminated (or not renewed) with respect to
any of the Ivy           Mackenzie Funds (or class of shares
thereof), each may continue           in effect with respect to
any other fund (or Class of shares           thereof) as to which
they have not been terminated (or have been           renewed).



          CUSTODIAN

               Pursuant to a Custodian Agreement with the Trust,
Brown           Brothers Harriman & Co. (the "Custodian"), a
private bank and           member of the principal securities
exchanges, located at 40 Water           Street, Boston,
Massachusetts 02109, maintains custody of the           assets of
each Fund held in the United States.  Under the
Custodian Agreement, Brown Brothers also provides certain
 financial services for Ivy International Fund, including bookkeeping, computation of daily net asset value, maintenance
of           income, expense and brokerage records, and provision
of all           information required by the Trust in order to
satisfy its           reporting and filing requirements.  Rules
adopted under the 1940           Act permit the Trust to maintain
its foreign securities (Canadian           securities, with
respect to Ivy Canada Fund and Ivy Global           Natural
Resources Fund) and cash in the custody of certain eligible foreign banks and securities depositories (and certain eligible Canadian banks and securities depositories,
with respect           to Ivy Canada Fund and Ivy Global Natural
Resources Fund).            Pursuant to those rules, Brown
Brothers has entered into           subcustodial agreements for
the holding of each Fund's foreign           securities (and for
the holding of Ivy Canada Fund's and Ivy           Global Natural
Resources Fund's non-Canadian foreign securities).
Similarly, pursuant to those rules, Ivy Canada Fund's and Ivy
     Global Natural Resources Fund's portfolio securities and
cash,           when invested in Canadian securities, will be
held by its Sub-          custodian, The Bank of Nova Scotia.
With respect to each Fund,           except for Ivy Canada Fund
and Ivy Global Natural Resources Fund,           Brown Brothers
may receive, as partial payment for its services,           a
portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

          FUND ACCOUNTING SERVICES

               Pursuant to a Fund Accounting Services Agreement,
MIMI           provides certain accounting and pricing services
for the Funds.            As compensation for those services,
each Fund pays MIMI a monthly           fee plus out-of-pocket
expenses as incurred.  The monthly fee is           based upon
the net assets of a Fund at the preceding month end at
the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40
        million; $5,000 when net assets are over $40 million to
$75           million; and $6,500 when net assets are over $75
million.

               For the fiscal year ended June 30, 1994, for the
six-month           period ended December 31, 1994 and for the
fiscal years ended           December 31, 1995 and 1996, Ivy
Canada Fund paid MIMI $32,492,           $16,442, $32,399 and
33,091, respectively, under the agreement.            During the
fiscal years ended December 31, 1994, 1995 and 1996,
Ivy China Region Fund paid MIMI $32,137, $32,653 and $35,038, respectively, under the agreement.  For the fiscal year
ended           June 30, 1994, for the six-month period ended
December 31, 1994           and for the fiscal years ended
December 31, 1995 and 1996, Ivy           Global Fund paid MIMI
$31,448, $15,957, $32,982 and 34,802,           respectively,
under the agreement.  During the period from July           22,
1996 (commencement of operations) to December 31, 1996, Ivy
   Global Science & Technology Fund paid MIMI $9,171 under the agreement.  The payments to MIMI from Ivy International
Fund           amounted to $48,788 for the nine months ended
December 31, 1994.            Prior to April 1, 1994, the Fund
utilized an unrelated entity for           fund accounting and
pricing services.  Such fees and expenses for           the
fiscal year ended December 31, 1994 totalled $88,790.  For
  the fiscal years ended December 31, 1995 and 1996, Ivy International Fund paid MIMI $91,612 and $173,986, respectively, under the agreement.  During the period from November 1,
1994           (commencement of operations) to December 31, 1994
and during the           fiscal years ended December 31, 1995 and
1996, Ivy Latin America           Strategy Fund paid MIMI $2,505,
$15,094 and $16,731,           respectively, under the agreement.
During the period from           November 1, 1994 (commencement
of operations) to December 31,           1994 and during the
fiscal years ended December 31, 1995 and












          1996, Ivy New Century Fund paid MIMI $2,505, $15,112
and $25,951,           respectively, under the agreement.

                    No payments were made by Ivy Asia Pacific
Fund, Ivy           Global Natural Resources Fund and Ivy
International Small           Companies Fund, which commenced
operations on January 1, 1997.

          TRANSFER AGENT AND DIVIDEND PAYING AGENT

                    Pursuant to a Transfer Agency and Shareholder
Service           Agreement, IMSC, a wholly owned subsidiary of
MIMI, is the           transfer agent for each Fund.  Each Fund
(except for the Class I           Funds with respect to their
Class I shares) pays a monthly fee at           an annual rate of
$20.00 for each open Class A, Class B and Class           C
account.  The Class I Funds pay $10.25 per open Class I
account.  In addition, each Fund pays a monthly fee at an annual rate of $4.48 per account that is closed plus certain
out-of-          pocket expenses.  Such fees and expenses for the
fiscal year           ended December 31, 1996 for Ivy Canada
Fund, Ivy China Region           Fund, Ivy Global Fund, Ivy
International Fund, Ivy Latin America           Strategy Fund and
Ivy New Century Fund totalled $100,986,           $105,576,
$68,182, $1,264,586, $14,143 and $25,994, respectively.
Such fees and expenses for the period from July 22, 1996 (commencement of operations) to December 31, 1996 for Ivy Global
        Science & Technology Fund totalled $2,446.  No payments
were made           by Ivy Asia Pacific Fund, Ivy Global Natural
Resources Fund and           Ivy International Small Companies
Fund, which commenced           operations on January 1, 1997.
Certain broker-dealers that           maintain shareholder
accounts with a Fund through an omnibus           account provide
transfer agent and other shareholder-related           services
that would otherwise be provided by IMSC if the
individual accounts that comprise the omnibus account were opened by their beneficial owners directly.  IMSC pays such broker-
          dealers a per account fee for each open account within
the           omnibus account, or a fixed rate (e.g., .10%) fee,
based on the           average daily net asset value of the
omnibus account (or a           combination thereof).

          ADMINISTRATOR

               Pursuant to an Administrative Services Agreement,
MIMI           provides certain administrative services to each
Fund.  As           compensation for these services, each Fund
(except for the Class           I Funds with respect to their
Class I shares) pays MIMI a monthly           fee at the annual
rate of .10% of that Fund's average daily net           assets.
The Class I Funds pay MIMI a monthly fee at the annual
rate of .01% of its average daily net assets for Class I.  Such fees for the fiscal year ended December 31, 1996 for Ivy
Canada           Fund, Ivy China Region Fund, Ivy Global Fund,
Ivy International           Fund, Ivy Latin America Strategy Fund
and Ivy New Century Fund           totalled $18,654, $23,381,
$30,143, $885,033, $4,255 and $10,912,           respectively.
Such fees for the period from July 22, 1996
(commencement of operations) to December 31, 1996 for Ivy Global












          Science & Technology Fund totalled $2,096.  As of
December 31,           1996, none of Ivy Asia Pacific Fund, Ivy
Global Natural Resources           Fund or Ivy International
Small Companies Fund had commenced           operations.

               Outside of providing administrative services to
the Trust,           as described above, MIMI may also act on
behalf of IMDI in paying           commissions to broker-dealers
with respect to sales of Class B           and Class C shares of
each Fund.

          AUDITORS

               Coopers & Lybrand L.L.P., independent certified
public           accountants, 200 East Las Olas Boulevard, Suite
1700, Ft.           Lauderdale, Florida 33301, has been selected
as auditors for the           Trust.  The audit services
performed by Coopers & Lybrand L.L.P.,           include audits
of the annual financial statements of each of the           funds
of the Trust.  Other services provided principally relate
 to filings with the SEC and the preparation of the Fund's tax returns.

                           CAPITALIZATION AND VOTING RIGHTS

               Ivy Canada Fund results from a reorganization of
Mackenzie           Canada Fund, a series of the Company, which
reorganization was           approved by shareholders on January
27, 1995.  Ivy Global Fund           results from a
reorganization of Mackenzie Global Fund, which
reorganization was approved by shareholders on January 27, 1995.
         The capitalization of the Trust consists of an unlimited
number           of shares of beneficial interest (no par value
per share).  When           issued, shares of each class of each
Fund are fully paid, non-          assessable, redeemable and
fully transferable.  No class of           shares of a Fund has
preemptive rights or subscription rights.

                    The Amended and Restated Declaration of Trust
permits           the Trustees to create separate series or
portfolios and to           divide any series or portfolio into
one or more classes.  The           Trustees have authorized
eighteen series, each of which           represents a fund.  The
Trustees have further authorized the           issuance of
Classes A, B and C for Ivy Asia Pacific Fund, Ivy           Bond
Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging
  Growth Fund, Ivy Global Fund, Ivy Global Natural Resources
Fund,           Ivy Global Science & Technology Fund, Ivy Growth
Fund, Ivy Growth           with Income Fund, Ivy International
Fund, Ivy International Fund           II (expected effective
date of May 13, 1997), Ivy International           Bond Fund, Ivy
Latin America Strategy Fund, Ivy Money Market           Fund, Ivy
New Century Fund and Ivy Pan-Europe Fund (expected
effective date of May 13, 1997), as well as Class I shares for
      Ivy Bond Fund, Ivy Global Science & Technology Fund, Ivy International Fund, Ivy International Fund II (expected
effective           date of May 13, 1997) and Ivy International
Small Companies Fund,           and Class D for Ivy Growth with
Income Fund. [FN][The Class D           shares of Ivy Growth with
Income Fund were initially issued as           "Ivy Growth with
Income Fund -- Class C" to shareholders of












          Mackenzie Growth & Income Fund, a former series of the
Company,           in connection with the reorganization between
that fund and Ivy           Growth with Income Fund and not
offered for sale to the public.            On February 29, 1996,
the Trustees of the Trust resolved by           written consent
to establish a new class of shares designated as           "Class
C" for all Ivy Fund portfolios and to redesignate the
shares of beneficial interest of "Ivy Growth with Income Fund--
      Class C" as shares of beneficial interest of "Ivy Growth
with           Income Fund--Class D," which establishment and
redesignation,           respectively, became effective on April
30, 1996. The voting,           dividend, liquidation and other
rights, preferences, powers,           restrictions, limitations,
qualifications, terms and conditions           of the Class D
shares of Ivy Growth with Income Fund, as set           forth in
Ivy Fund's Declaration of Trust, as amended from time to time, will not be changed by this redesignation.]

               Shareholders have the right to vote for the
election of           Trustees of the Trust and on any and all
matters on which they           may be entitled to vote by law or
by the provisions of the           Trust's By-Laws.  The Trust is
not required to hold a regular           annual meeting of
shareholders, and it does not intend to do so.            Shares
of each class of each Fund entitle their holders to one
vote per share (with proportionate voting for fractional shares).
          Shareholders of a Fund are entitled to vote alone on
matters that           only affect that Fund.  All classes of
shares of a Fund will vote           together, except with
respect to the distribution plan applicable           to that
Fund's Class A, Class B or Class C shares or when a class
 vote is required by the 1940 Act.  On matters relating to all funds of the Trust, but affecting the funds differently,
separate           votes by the shareholders of each fund are
required.  Approval of           an investment advisory agreement
and a change in fundamental           policies would be regarded
as matters requiring separate voting           by the
shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled
to vote           on that matter.  Matters that affect the Trust
in general, such           as ratification of the selection of
independent public           accountants, will be voted upon
collectively by the shareholders           of all funds of the
Trust.

               As used in this SAI and the Prospectus, the phrase
"majority           vote of the outstanding shares" of a Fund
means the vote of the           lesser of:  (1) 67% of the shares
of that Fund (or of the Trust)           present at a meeting if
the holders of more than 50% of the           outstanding shares
are present in person or by proxy; or (2) more           than 50%
of the outstanding shares of that Fund (or of the Trust).

               With respect to the submission to shareholder vote
of a           matter requiring separate voting by a Fund, the
matter shall have           been effectively acted upon with
respect to that Fund if a           majority of the outstanding
voting securities of that Fund votes           for the approval
of the matter, notwithstanding that:  (1) the           matter
has not been approved by a majority of the outstanding












          voting securities of any other fund of the Trust; or
(2) the           matter has not been approved by a majority of
the outstanding           voting securities of the Trust.

               The Amended and Restated Declaration of Trust
provides that           the holders of not less than two-thirds
of the outstanding shares           of the Trust may remove a
person serving as trustee either by           declaration in
writing or at a meeting called for such purpose.            The
Trustees are required to call a meeting for the purpose of
  considering the removal of a person serving as Trustee if
   requested in writing to do so by the holders of not less than
10%           of the outstanding shares of the Trust.
Shareholders will be           assisted in communicating with
other shareholders in connection           with the removal of a
Trustee as if Section 26(c) of the Act were           applicable.

               The Trust's shares do not have cumulative voting
rights and           accordingly the holders of more than 50% of
the outstanding           shares could elect the entire Board, in
which case the holders of           the remaining shares would
not be able to elect any Trustees.

                    To the knowledge of the Trust, as of March
31, 1997, no           shareholder owned beneficially or of
record 5% or more of any           Fund's outstanding Class A
shares, except that: of the           outstanding Class A shares
of Ivy Asia Pacific Fund, Mackenzie           Investment
Management Inc., 700 S. Federal Hwy., Suite 300, Boca
Raton, FL 33432, owned of record 12,933.551 shares (52.83%); of the outstanding Class A shares of Ivy Canada Fund, Merrill
Lynch           Pierce Fenner & Smith, 4800 Deer Lake Drive East,
3rd Floor,           Jacksonville, Florida 32246, owned of record
103,141.000 shares           (6.77%); of the outstanding Class A
shares of Ivy Global Natural           Resources Fund, Donaldson
Lufkin Jenrette Securities Corporation           Inc., P.O. Box
2052, Jersey City, New Jersey 07303, owned of           record
18,535.681 shares (6.19%); of the outstanding Class A
shares of Ivy Global Science & Technology Fund, Donaldson Lufkin
        Jenrette Securities Corporation Inc., P.O. Box 2052,
Jersey City,           New Jersey 07303, owned of record
148,724.187 shares (22.93%); of           the outstanding Class A
shares of Ivy International Fund, Charles           Schwab & Co.,
Inc., 101 Montgomery Street, San Francisco,           California
94104, owned of record 3,474,088.243 shares (38.44%);
of the outstanding Class A shares of Ivy International Small
    Companies Fund, Mackenzie Investment Management Inc., 700 S.
        Federal Hwy., Suite 300, Boca Raton, FL 33432, owned of
record           10,001.000 shares (17.17%), and Donaldson Lufkin
Jenrette           Securities Corporation Inc., P.O. Box 2052,
Jersey City, New           Jersey 07303, owned of record
7,387.154 shares (12.68%);  of the           outstanding Class A
shares of Ivy Latin America Strategy Fund,           Donaldson
Lufkin Jenrette Securities Corporation Inc., P.O. Box
2052, Jersey City, New Jersey 07303, owned of record 87,948.203 shares (16.46%), and Merrill Lynch Pierce Fenner & Smith,
4800           Deer Lake Drive East, 3rd Floor, Jacksonville,
Florida 32246,           owned of record 57,108.000 shares
(10.68%); and of the           outstanding Class A shares of Ivy
New Century Fund, Charles           Schwab & Co., Inc., 101
Montgomery Street, San Francisco,












          California 94104, owned of record 67,473.320 shares
(6.77%).

               To the knowledge of the Trust, as of March 31,
1997, no           shareholder owned beneficially or of record 5%
or more of any           Fund's outstanding Class B shares,
except that: of the           outstanding Class B shares of the
Ivy Asia Pacific Fund, Edward           M. and Gayla M. Kern
TTEES, 2290 Montagne Drive, Florissant, MO           63033, owned
of record 3,803.298 shares (36.57%), Merrill Lynch
Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor,
    Jacksonville, Florida 32246, owned of record 3,168.000 shares
         (30.46%), Roger T. Retan, 5769 Cheese Factory Road,
Manlius, NY           13104, owned of record 1,017.294 shares
(9.78%), Sandra Warren,           Rte 1 Box 60, Barry, TX 75102,
owned of record 677.688 shares           (6.51%), and Frank W.
Dunn, Custodian FBO Peyton Dunn UGMA/TX, PO           Box 2128,
Corsicana, TX 75151, owned of record 566.644 shares
(5.44%); of the outstanding Class B shares of Ivy Canada Fund,
      Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive
East,           3rd Floor, Jacksonville, Florida 32246, owned of
record           37,608.000 shares (15.24%), and JW Charles
Clearing Corp, FBO           Joseph Zerger IRA, 1550 E. Oakland
Park Blvd., Fort Lauderdale,           FL 33334, owned of record
14,588.638 shares (5.91%); and that of           the outstanding
Class B shares of the Ivy China Region Fund,           Merrill
Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East,
3rd Floor, Jacksonville, Florida 32246, owned of record 80,831.000 shares (8.94%); and that of the outstanding Class B shares of the Ivy Global Fund, Merrill Lynch Pierce Fenner
&           Smith, 4800 Deer Lake Drive East, 3rd Floor,
Jacksonville,           Florida 32246, owned of record 51,767.000
shares (6.38%); and           that of the outstanding Class B
shares of the Ivy Global Natural           Resources Fund,
Merrill Lynch Pierce Fenner & Smith, 4800 Deer           Lake
Drive East, 3rd Floor, Jacksonville, Florida 32246, owned of record 87,841.000 shares (57.08%); of the outstanding Class B shares of the Ivy International Fund, Merrill Lynch
Pierce Fenner           & Smith, 4800 Deer Lake Drive East, 3rd
Floor, Jacksonville,           Florida 32246, owned of record
5,620,810.586 shares (44.90%); of           the outstanding Class
B shares of the Ivy International Small           Companies Fund,
Merrill Lynch Pierce Fenner & Smith, 4800 Deer           Lake
Drive East, 3rd Floor, Jacksonville, Florida 32246, owned of record 8,703.000 shares (20.51%), Painewebber FBO Mary
Broderick           c/o Donald Broderick POA, 159 North Beacon
Street, Hartford, CT           06105, owned of record 2,920.192
shares (6.88%), and Donaldson           Lufkin Jenrette
Securities Corporation Inc., P.O. Box 2052,           Jersey
City, New Jersey 07303, owned of record 2,453.386 shares
(5.78%); of the outstanding Class B shares of Ivy Latin America
       Strategy Fund, Merrill Lynch Pierce Fenner & Smith, 4800
Deer           Lake Drive East, 3rd Floor, Jacksonville, Florida
32246, owned of           record 115,069.000 shares (33.71%), and
Donaldson Lufkin Jenrette           Securities Corporation Inc.,
P.O. Box 2052, Jersey City, New           Jersey 07303, owned of
record 24,270.747 shares (7.11%); and of           the
outstanding Class B shares of Ivy New Century Fund, Merrill
   Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd
      Floor, Jacksonville, Florida 32246, owned of record
272,465.000           shares (28.47%).













               To the knowledge of the Trust, as of March 31,
1997, no           shareholder owned beneficially or of record 5%
or more of any           Fund's outstanding Class C shares,
except that: of the           outstanding Class C shares of the
Ivy Asia Pacific Fund, The Ohio           Company FBO Mansbach G,
155 East Broad Street, Columbus, KY           41105, owned of
record 24,390.244 shares (94.90%); of the           outstanding
Class C shares of Ivy Canada Fund, Francisco           Rodriguez
Carrreras & Louis Rodriguez Aguilar JT TEN c/o Zarlene
Imports, 1550 Oakland Park Blvd., Fort Lauderdale, FL 33334-4425,
         owned of record 18,435.870 shares (30.88%), Francisco
Rodriguez           Carrreras & Fuensanta Rosario Rodriguez
Aguilar JT TEN c/o           Zarlene Imports, 1550 Oakland Park
Blvd., Fort Lauderdale, FL           33334-4425, owned of record
12,295.850 shares (20.59%), Merrill           Lynch Pierce Fenner
& Smith, 4800 Deer Lake Drive East, 3rd           Floor,
Jacksonville, Florida 32246, owned of record 11,569.000
shares (19.38%), and JW Charles Clearing Corp, FBO Giancarlo
    Dimizio IRA, 4900 N. Ocean Blvd. #1107, Fort Lauderdale, FL
       33308, owned of record 3,737.544 shares (6.26%); and that
of the           outstanding Class C shares of the Ivy China
Region Fund, The Ohio           Company FBO Gerald Mansbach c/o
Mansbach Metal, 155 E. Broad           Street, Columbus, OH
43215, owned of record 26,790.606 shares           (35.12%), and
Merrill Lynch Pierce Fenner & Smith, 4800 Deer           Lake
Drive East, 3rd Floor, Jacksonville, Florida 32246, owned of record 13,227.000 shares (17.34%); and that of the
outstanding           Class C shares of the Ivy Global Fund, The
Ohio Company FBO           Gerald Mansbach c/o Mansbach Metal,
155 E. Broad Street,           Columbus, OH 43215, owned of
record 19,409.938 shares (36.08%),            Merrill Lynch
Pierce Fenner & Smith, 4800 Deer Lake Drive East,           3rd
Floor, Jacksonville, Florida 32246, owned of record 8,047.000 shares (14.96%), Painewebber FBO Regina J. Nolan, 1021 St.
       Gregory Street, Cincinnati, OH 45202, owned of record
4,629.630           shares (8.60%), Linda Powers Kunze TOD John
Kunze, 10214 Old           Orchard, Brecksville, OH 44141, owned
of record 3,742.515 shares           (6.95%), Painewebber FBO
Clementine Primeaux, 6346 Bunche           Terrace, San Diego, CA
92122, owned of record 2,993.827 shares           (5.56%), and
The Ohio Company FBO D.E. Stern, 155 East Broad           Street,
Columbus, OH 45459, owned of record 2,985.075 shares
(5.54%); and that of the outstanding Class C shares of the Ivy
      Global Natural Resources Fund, Merrill Lynch Pierce Fenner
&           Smith, 4800 Deer Lake Drive East, 3rd Floor,
Jacksonville,           Florida 32246, owned of record 3,293.000
shares (40.18%),           Painewebber FBO Painewebber CUST for
John L. Hammons, PO Box           3321, Weehawken, NJ 07087-8154,
owned of record 1,014.370 shares           (12.37%), Anthony L.
and Marie E. Bassano JT TEN, 8934 Bari           Court, Port
Richey, FL 34668, owned of record 922.509 shares
(11.25%), The Ohio Company FBO H.M. Miller, 155 East Broad
  Street, Columbus, OH 45459, owned of record 516.796 shares
    (6.30%),  The Ohio Company FBO R.H. Welsh, 155 East Broad
Street,           Columbus, OH 45459, owned of record 463.822
shares (5.65%), The           Ohio Company FBO W.H. Willis, 155
East Broad Street, Columbus, OH           45459, owned of record
463.822 shares (5.65%), and Robert W. and           Isabel M.
Harvey TTEES, 102 Indigo Cove Place, Melborne Beach, FL
32951, owned of record 423.729 shares (5.17%); of the outstanding
         Class C shares of the Ivy Global Science & Technology
Fund,












          Painewebber FBO Michael C. and Carolyn G. Keel JTWROS,
PO Box           8864, Rancho Santa Fe, CA 92067, of the
outstanding Class C           shares of the Ivy International
Fund, Merrill Lynch Pierce Fenner           & Smith, 4800 Deer
Lake Drive East, 3rd Floor, Jacksonville,           Florida
32246, owned of record 2,187,646.000 shares (66.42%); of
the outstanding Class C shares of the Ivy International Small
     Companies Fund, Merrill Lynch Pierce Fenner & Smith, 4800
Deer           Lake Drive East, 3rd Floor, Jacksonville, Florida
32246, owned of           record 65,952.000 shares (62.82%), and
The Ohio Company FBO           Gerald Mansbach c/o Mansbach
Metal, 155 East Broad Street,           Columbus, OH 45459, owned
of record 24,727.992 shares (23.55%);           of the
outstanding Class C shares of Ivy Latin America Strategy
Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive
       East, 3rd Floor, Jacksonville, Florida 32246, owned of
record           25,888.000 shares (72.45%), and Donaldson Lufkin
Jenrette           Securities Corporation Inc., P.O. Box 2052,
Jersey City, New           Jersey 07303, owned of record
2,956.167 shares (8.27%); and of           the outstanding Class
C shares of Ivy New Century Fund, Merrill           Lynch Pierce
Fenner & Smith, 4800 Deer Lake Drive East, 3rd           Floor,
Jacksonville, Florida 32246, owned of record 76,247.857 shares (26.44%).

               To the knowledge of the Trust, as of March 31,
1997, no           shareholder owned beneficially or of record 5%
or more of any           Fund's outstanding Class I shares,
except that: of the           outstanding Class I shares of Ivy
International Fund, The John E.           Fetzer Institute Inc.,
9292 W. KL Avenue, Kalamazoo, MI 49009,           owned of record
446,603.062 shares (25.11%), Vernat Company, P.O.           Box
669, Rutland, Vermont 05702, owned of record 212,268.214
shares (11.93%), S. Mark Taper Foundation, 12011 San Vicente
    Blvd., Suite 400, Los Angeles, CA 90049, owned of record 153,271.003 shares (8.61%), Wendel & Co., c/o Bank of New
York,           PO Box 1066 Wall Street Station, New York, NY
10268, owned of           record 135,771.781 shares (7.63%),
David & Co., PO Box 188,           Murfreesboro, TN 37133-0188,
owned of record 112,704.277 shares           (6.33%), and Samual
Miller TTEE for the Liz Clairborne PSP, One           Clairborne
Ave, N. Bergen, NJ 07047, owned of record 91,145.640 shares (5.12%).

               Under Massachusetts law, the Trust's shareholders
could,           under certain circumstances, be held personally
liable for the           obligations of the Trust.  However, the
Amended and Restated           Declaration of Trust disclaims
liability of the shareholders,           Trustees or officers of
the Trust for acts or obligations of the           Trust, which
are binding only on the assets and property of the
Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the
Trust           or its Trustees.  The Amended and Restated
Declaration of Trust           provides for indemnification out
of Fund property for all loss           and expense of any
shareholder of a Fund held personally liable           for the
obligations of that Fund.  The risk of a shareholder of
the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust
itself           would be unable to meet its obligations and,
thus, should be












          considered remote.  No series of the Trust is liable
for the           obligations of any other series of the Trust.
However, because           the Prospectus pertains to more than
one Fund, it is possible           that one of the Funds to which
the Prospectus pertains might           become liable for any
misstatement, inaccuracy, or incomplete           disclosure in
the Prospectus concerning any other Fund to which           the
Prospectus pertains.

                                   NET ASSET VALUE

               The share price, or value, for the separate
Classes of           shares of a Fund is called the net asset
value per share.  The           net asset value per share of a
Fund is computed by dividing the           value of the assets of
that Fund, less its liabilities, by the           number of
shares of the particular Fund outstanding.  For
purposes of determining the aggregate net assets of a Fund, cash and receivables will be valued at their realizable
amounts.  A           security listed or traded on a recognized
stock exchange or           NASDAQ is valued at its last sale
price on the principal exchange           on which the security
is traded.  The value of a foreign security           is
determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as
of           the close of regular trading on the Exchange, if
that is earlier,           and that value is then converted into
its U.S. dollar equivalent           at the foreign exchange rate
in effect at noon, eastern time, on           the day the value
of the foreign security is determined.  If no           sale is
reported at that time, the average between the current
bid and asked price is used.  All other securities for which OTC market quotations are readily available are valued at the
average           between the current bid and asked price.
Interest will be           recorded as accrued.  Securities and
other assets for which           market prices are not readily
available are valued at fair value           as determined by IMI
and approved in good faith by the Board.            Money market
instruments of the Fund are valued at amortized           cost,
which approximates money market value.

               A Fund's liabilities are allocated between its
Classes.  The           total of such liabilities allocated to a
Class plus that Class's           distribution fee and any other
expenses specially allocated to           that Class are then
deducted from the Class's proportionate           interest in
that Fund's assets, and the resulting amount for each Class is divided by the number of shares of that Class outstanding to produce the net asset value per share.

               Portfolio securities are valued and net asset
value per           share is determined as of the close of
regular trading on the           Exchange (normally 4:00 p.m.,
eastern time), every Monday through           Friday (exclusive
of national business holidays).  The Trust's           offices
will be closed, and net asset value will not be
calculated, on the following national business holidays:  New
     Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.            On those days when either or both of the Funds'
Custodian or the           Exchange close early as a result of
such day being a partial












          holiday or otherwise, the Trust reserves the right to
advance the           time on that day by which purchase and
redemption requests must           be received.

               When a Fund writes an option, an amount equal to
the premium           received by that Fund is included in that
Fund's Statement of           Assets and Liabilities as an asset
and as an equivalent           liability.  The amount of the
liability will be subsequently           marked-to-market daily
to reflect the current market value of the           option
written.  The current market value of a written option is
 the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

               The premium paid by a Fund for the purchase of a
call or a           put option will be deducted from its assets
and an equal amount           will be included in the asset
section of that Fund's Statement of           Assets and
Liabilities as an investment and subsequently adjusted
to the current market value of the option.  For example, if the current market value of the option exceeds the premium
paid, the           excess would be unrealized appreciation and,
conversely, if the           premium exceeds the current market
value, such excess would be           unrealized depreciation.
The current market value of a purchased           option will be
the last sale price on the principal exchange on           which
the option is traded or, in the absence of a sale, the last
   bid price.  If a Fund exercises a call option which it has purchased, the cost of the security which that Fund
purchased           upon exercise will be increased by the
premium originally paid.

               The sale of shares of a Fund will be suspended
during any           period when the determination of its net
asset value is suspended           pursuant to rules or orders of
the SEC and may be suspended by           the Board whenever in
its judgment it is in the best interest of           the
particular Fund to do so.

                                  PORTFOLIO TURNOVER

               Each Fund purchases securities that are believed
by IMI to           have above average potential for capital
appreciation.  Common           stocks are disposed of in
situations where it is believed that           potential for such
appreciation has lessened or that other common           stocks
have a greater potential.  Therefore, a Fund may purchase
 and sell securities without regard to the length of time the security is to be, or has been, held.  A change in
securities           held by a Fund is known as "portfolio
turnover" and may involve           the payment by that Fund of
dealer markup or underwriting           commission and other
transaction costs on the sale of securities,           as well as
on the reinvestment of the proceeds in other
securities.  A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio
securities           for the most recently completed fiscal year
by the monthly           average of the value of the portfolio
securities owned by the           Fund during that year.  For
purposes of determining a Fund's           portfolio turnover
rate, all securities whose maturities at the           time of
acquisition were one year or less are excluded.  The












          annual portfolio turnover rates for the Funds are
provided in the           Prospectus under "The Funds' Financial
Highlights."

                                     REDEMPTIONS

               Shares of each Fund are redeemed at their net
asset value           next determined after a proper redemption
request has been           received by IMSC, less any applicable
CDSC.

               Unless a shareholder requests that the proceeds of
any           redemption be wired to his or her bank account,
payment for           shares tendered for redemption is made by
check within seven days           after tender in proper form,
except that the Trust reserves the           right to suspend the
right of redemption or to postpone the date           of payment
upon redemption beyond seven days, (i) for any period
during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the
Exchange is           restricted, (ii) for any period during
which an emergency exists           as determined by the SEC as a
result of which disposal of           securities owned by a Fund
is not reasonably practicable or it is           not reasonably
practicable for the Fund to fairly determine the           value
of its net assets, or (iii) for such other periods as the
 SEC may by order permit for the protection of shareholders of a Fund.

               Under unusual circumstances, when the Board deems
it in the           best interest of a Fund's shareholders, the
Fund may make payment           for shares repurchased or
redeemed in whole or in part in           securities of that Fund
taken at current values.  If any such           redemption in
kind is to be made, each Fund intends to make an
election pursuant to Rule 18f-1 under the 1940 Act.  This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption
involves           less than $250,000 (or 1% of that Fund's net
asset value at the           beginning of each 90-day period
during which such redemptions are           in effect, if that
amount is less than $250,000).  Should payment           be made
in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

               The Trust may redeem those accounts of
shareholders who have           maintained an investment,
including sales charges paid, of less           than $1,000 in a
Fund for a period of more than 12 months.  All           accounts
below that minimum will be redeemed simultaneously when
MIMI deems it advisable.  The $1,000 balance will be determined by actual dollar amounts invested by the shareholder,
unaffected           by market fluctuations.  The Trust will
notify any such           shareholder by certified mail of its
intention to redeem such           account, and the shareholder
shall have 60 days from the date of           such letter to
invest such additional sums as shall raise the           value of
such account above that minimum.  Should the shareholder
fail to forward such sum within 60 days of the date of the
  Trust's letter of notification, the Trust will redeem the
shares           held in such account and transmit the redemption
in value thereof           to the shareholder.  However, those
shareholders who are












          investing pursuant to the Automatic Investment Method
will not be           redeemed automatically unless they have
ceased making payments           pursuant to the plan for a
period of at least six consecutive           months, and these
shareholders will be given six-months' notice           by the
Trust before such redemption.  Shareholders in a qualified
  retirement, pension or profit sharing plan who wish to avoid
tax           consequences must "rollover" any sum so redeemed
into another           qualified plan within 60 days.  The
Trustees of the Trust may           change the minimum account
size.

               If a shareholder has given authorization for
telephonic           redemption privilege, shares can be redeemed
and proceeds sent by           Federal wire to a single
previously designated bank account.            Delivery of the
proceeds of a wire redemption request of $250,000           or
more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions.  The Trust reserves the right to change this minimum or to terminate
the           telephonic redemption privilege without prior
notice.  The Trust           cannot be responsible for the
efficiency of the Federal wire           system of the
shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

               Each Fund employs reasonable procedures that
require           personal identification prior to acting on
redemption or exchange           instructions communicated by
telephone to confirm that such           instructions are
genuine.  In the absence of such instructions, a           Fund
may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                             CONVERSION OF CLASS B SHARES

               As described in the Prospectus, Class B shares of
each Fund           will automatically convert to Class A shares
of the respective           Fund, based on the relative net asset
values per share of the two           classes, no later than the
month following the eighth anniversary           of the initial
issuance of such Class B shares of the particular           Fund
occurs.  For the purpose of calculating the holding period
  required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class B
shares           were issued, or (2) for Class B shares obtained
through an           exchange, or a series of exchanges, (subject
to the exchange           privileges for Class B shares) the date
on which the original           Class B shares were issued.  For
purposes of conversion of           Class B shares, Class B
shares purchased through the reinvestment           of dividends
and capital gain distributions paid in respect of           Class
B shares will be held in a separate sub-account.  Each time
   any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A
shares,           a pro rata portion of the Class B shares in the
sub-account will           also convert to Class A shares.  The
portion will be determined           by the ratio that the
shareholder's Class B shares converting to           Class A
shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                       TAXATION

               The following is a general discussion of certain
tax rules           thought to be applicable with respect to the
Funds.  It is merely           a summary and is not an exhaustive
discussion of all possible           situations or of all
potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Funds.

               Each Fund intends to be taxed as a regulated
investment           company under Subchapter M of the Code.
Accordingly, each Fund           must, among other things, (a)
derive in each taxable year at           least 90% of its gross
income from dividends, interest, payments           with respect
to certain securities loans, and gains from the sale           or
other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of
investing           in such stock, securities or currencies; (b)
derive in each           taxable year less than 30% of its gross
income from the sale or           other disposition of certain
assets held less than three months,           namely:  (i) stock
or securities; (ii) options, futures, or           forward
contracts (other than those on foreign currencies); or
(iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related
to           the particular Fund's principal business of
investing in stock or           securities (or options and
futures with respect to stock or           securities) (the "30%
Limitation"); and (c) diversify its           holdings so that,
at the end of each fiscal quarter, (i) at least           50% of
the market value of the particular Fund's assets is
represented by cash, U.S. Government securities, the securities of other regulated investment companies and other
securities,           with such other securities limited, in
respect of any one issuer,           to an amount not greater
than 5% of the value of the particular           Fund's total
assets and 10% of the outstanding voting securities           of
such issuer, and (ii) not more than 25% of the value of its
   total assets is invested in the securities of any one issuer
       (other than U.S. Government securities and the securities
of           other regulated investment companies).

               As a regulated investment company, each Fund
generally will           not be subject to U.S. Federal income
tax on its income and gains           that it distributes to
shareholders, if at least 90% of its           investment company
taxable income (which includes, among other           items,
dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

               Amounts not distributed on a timely basis in
accordance with           a calendar year distribution
requirement are subject to a           nondeductible 4% excise
tax at the Fund level.  To avoid the tax,           each Fund
must distribute during each calendar year, (1) at least
98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least
98% of its           capital gains in excess of its capital
losses (adjusted for           certain ordinary losses) for a
one-year period generally ending           on October 31 of the
calendar year, and (3) all ordinary income           and capital
gains for previous years that were not distributed
during such years.  To avoid application of the excise tax, each
        Fund intends to make distributions in accordance with the
         calendar year distribution requirements.  A distribution
will be           treated as paid on December 31 of the current
calendar year if it           is declared by the particular Fund
in October, November or           December of the year with a
record date in such a month and paid           by that Fund
during January of the following year.  Such
distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the
calendar           year in which the distributions are received.

          OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

               The taxation of equity options and OTC options on
debt           securities is governed by Code section 1234.
Pursuant to Code           section 1234, the premium received by
a Fund for selling a put or           call option is not included
in income at the time of receipt.  If           the option
expires, the premium is short-term capital gain to the
Fund.  If the Fund enters into a closing transaction, the
 difference between the amount paid to close out its position and the premium received is short-term capital gain or loss.
If a           call option written by a Fund is exercised,
thereby requiring the           Fund to sell the underlying
security, the premium will increase           the amount realized
upon the sale of such security and any           resulting gain
or loss will be a capital gain or loss, and will           be
long-term or short-term depending upon the holding period of the security.  With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting
gain or           loss will be a capital gain or loss, and will
be long-term or           short-term, depending upon the holding
period of the option.  If           the option expires, the
resulting loss is a capital loss and is           long-term or
short-term, depending upon the holding period of the
option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the
purchased           security and, in the case of a put option,
reduces the amount           realized on the underlying security
in determining gain or loss.

               Some of the options, futures and foreign currency
forward           contracts in which a Fund may invest may be
"section 1256           contracts."  Gains (or losses) on these
contracts generally are           considered to be 60% long-term
and 40% short-term capital gains           or losses; however, as
described below, foreign currency gains or           losses
arising from certain section 1256 contracts are ordinary
in character.  Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates
prescribed           in the Code) are "marked-to-market" with the
result that           unrealized gains or losses are treated as
though they were           realized.













               The transactions in options, futures and forward
contracts           undertaken by a Fund may result in
"straddles" for Federal income           tax purposes.  The
straddle rules may affect the character of           gains or
losses realized by a Fund.  In addition, losses realized
by a Fund on positions that are part of a straddle may be
 deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable
year in           which such losses are realized.  Because only a
few regulations           implementing the straddle rules have
been promulgated, the           consequences of such transactions
to a Fund are not entirely           clear.  The straddle rules
may increase the amount of short-term           capital gain
realized by a Fund, which is taxed as ordinary           income
when distributed to shareholders.

               A Fund may make one or more of the elections
available under           the Code which are applicable to
straddles.  If a Fund makes any           of the elections, the
amount, character and timing of the           recognition of
gains or losses from the affected straddle           positions
will be determined under rules that vary according to
the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of
gains or           losses from the affected straddle positions.

               Because application of the straddle rules may
affect the           character of gains or losses, defer losses
and/or accelerate the           recognition of gains or losses
from the affected straddle           positions, the amount which
must be distributed to shareholders           as ordinary income
or long-term capital gain may be increased or           decreased
substantially as compared to a fund that did not engage in such transactions.

               The 30% Limitation and the diversification
requirements           applicable to a Fund's assets may limit
the extent to which a           Fund will be able to engage in
transactions in options, futures           and forward contracts.

          CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES


               Gains or losses attributable to fluctuations in
exchange           rates which occur between the time a Fund
accrues receivables or           liabilities denominated in a
foreign currency and the time the           Fund actually
collects such receivables or pays such liabilities
generally are treated as ordinary income or ordinary loss.
   Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain
options,           futures and forward contracts, gains or losses
attributable to           fluctuations in the value of the
foreign currency between the           date of acquisition of the
security or contract and the date of           disposition also
are treated as ordinary gain or loss.  These           gains and
losses, referred to under the Code as "section 988"
gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed
to           its shareholders as ordinary income.













          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

               A Fund may invest in shares of foreign
corporations which           may be classified under the Code as
passive foreign investment           companies ("PFICs").  In
general, a foreign corporation is           classified as a PFIC
if at least one-half of its assets           constitute
investment-type assets, or 75% or more of its gross
income is investment-type income.  If a Fund receives a so-called
         "excess distribution" with respect to PFIC stock, the
Fund itself           may be subject to a tax on a portion of the
excess distribution,           whether or not the corresponding
income is distributed by the           Fund to shareholders.  In
general, under the PFIC rules, an           excess distribution
is treated as having been realized ratably           over the
period during which a Fund held the PFIC shares.  A Fund
itself will be subject to tax on the portion, if any, of an
   excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax,
as if the           tax had been payable in such prior taxable
years.  Certain           distributions from a PFIC as well as
gain from the sale of PFIC           shares are treated as excess
distributions.  Excess distributions           are characterized
as ordinary income even though, absent           application of
the PFIC rules, certain excess distributions might           have
been classified as capital gain.

               A Fund may be eligible to elect alternative tax
treatment           with respect to PFIC shares.  Under an
election that currently is           available in some
circumstances, a Fund generally would be           required to
include in its gross income its share of the earnings
of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.  If this
election           were made, the special rules, discussed above,
relating to the           taxation of excess distributions, would
not apply.  In addition,           other elections may become
available that would affect the tax           treatment of PFIC
shares held by a Fund.

          DEBT SECURITIES ACQUIRED AT A DISCOUNT

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by a Fund may be treated as debt
securities that are           issued originally at a discount.
Generally, the amount of the           original issue discount
("OID") is treated as interest income and           is included
in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

               If a Fund invests in certain high yield original
issue           discount obligations issued by corporations, a
portion of the           original issue discount accruing on the
obligation may be           eligible for the deduction for
dividends received by           corporations.  In such event,
dividends of investment company           taxable income received
from the Fund by its corporate           shareholders, to the
extent attributable to such portion of           accrued original
issue discount, may be eligible for this












          deduction for dividends received by corporations if so
designated           by the Fund in a written notice to
shareholders.

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by a Fund in the secondary market
may be treated as           having market discount.  Generally,
gain recognized on the           disposition of, and any partial
payment of principal on, a debt           security having market
discount is treated as ordinary income to           the extent
the gain, or principal payment, does not exceed the
"accrued market discount" on such debt security.  In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
Market           discount generally accrues in equal daily
installments.  A Fund           may make one or more of the
elections applicable to debt           securities having market
discount, which could affect the           character and timing
of recognition of income.

               Some debt securities (with a fixed maturity date
of one year           or less from the date of issuance) that may
be acquired by a Fund           may be treated as having
acquisition discount, or OID in the case           of certain
types of debt securities.  Generally, a Fund will be
required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of
that           amount is not received until a later time, usually
when the debt           security matures.  A Fund may make one or
more of the elections           applicable to debt securities
having acquisition discount, or           OID, which could affect
the character and timing of recognition           of income.

               A Fund generally will be required to distribute
dividends to           shareholders representing discount on debt
securities that is           currently includible in income, even
though cash representing           such income may not have been
received by a Fund.  Cash to pay           such dividends may be
obtained from sales proceeds of securities           held by a
Fund.

          DISTRIBUTIONS

               Distributions of investment company taxable income
are           taxable to a U.S. shareholder as ordinary income,
whether paid in           cash or shares.  Dividends paid by a
Fund to a corporate           shareholder, to the extent such
dividends are attributable to           dividends received from
U.S. corporations by the Fund, may           qualify for the
dividends received deduction. However, the           revised
alternative minimum tax applicable to corporations may
reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are
taxable as           long-term capital gains, whether paid in
cash or in shares,           regardless of how long the
shareholder has held a Fund's shares           and are not
eligible for the dividends received deduction.
Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received
equal to the           net asset value of a share of a Fund on
the distribution date.  A           distribution of an amount in
excess of a Fund's current and           accumulated earnings and
profits will be treated by a shareholder           as a return of
capital which is applied against and reduces the
shareholder's basis in his or her shares.  To the extent that the amount of any such distribution exceeds the
shareholder's basis           in his or her shares, the excess
will be treated by the           shareholder as gain from a sale
or exchange of the shares.            Shareholders will be
notified annually as to the U.S. Federal tax           status of
distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

               If the net asset value of shares is reduced below
a           shareholder's cost as a result of a distribution by a
Fund, such           distribution generally will be taxable even
though it represents           a return of invested capital.
Shareholders should be careful to           consider the tax
implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

          DISPOSITION OF SHARES

               Upon a redemption, sale or exchange of his or her
shares, a           shareholder will realize a taxable gain or
loss depending upon           his or her basis in the shares.
Such gain or loss will be           treated as capital gain or
loss if the shares are capital assets           in the
shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares.  Any loss realized on a redemption sale or
exchange           will be disallowed to the extent the shares
disposed of are           replaced (including through
reinvestment of dividends) within a           period of 61 days
beginning 30 days before and ending 30 days           after the
shares are disposed of.  In such a case, the basis of
the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of
Fund           shares held by the shareholder for six-months or
less will be           treated for tax purposes as a long-term
capital loss to the           extent of any distributions of
capital gain dividends received or           treated as having
been received by the shareholder with respect           to such
shares.

               In some cases, shareholders will not be permitted
to take           all or portion of their sales loads into
account for purposes of           determining the amount of gain
or loss realized on the           disposition of their shares.
This prohibition generally applies           where (1) the
shareholder incurs a sales load in acquiring the           shares
of a Fund, (2) the shares are disposed of before the 91st
 day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in a Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received
upon the           initial purchase of Fund shares.  The term
"reinvestment right"           means any right to acquire shares
of one or more regulated           investment companies without
the payment of a sales load or with           the payment of a
reduced sales charge.  Sales charges affected by           this
rule are treated as if they were incurred with respect to
 the shares acquired under the reinvestment right.  This
provision           may be applied to successive acquisitions of
fund shares.

          FOREIGN WITHHOLDING TAXES

               Income received by a Fund from sources within a
foreign           country may be subject to withholding and other
taxes imposed by           that country.

               If more than 50% of the value of a Fund's total
assets at           the close of its taxable year consists of
securities of foreign           corporations, the Fund will be
eligible and may elect to "pass-          through" to that Fund's
shareholders the amount of foreign income           and similar
taxes paid by that Fund.  Pursuant to this election,           a
shareholder will be required to include in gross income (in
   addition to taxable dividends actually received) his or her
pro           rata share of the foreign income and similar taxes
paid by a           Fund, and will be entitled either to deduct
his or her pro rata           share of foreign income and similar
taxes in computing his or her           taxable income or to use
it as a foreign tax credit against his           or her U.S.
Federal income taxes, subject to limitations.  No
deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.  Foreign taxes generally may
not be           deducted by a shareholder that is an individual
in computing the           alternative minimum tax.  Each
shareholder will be notified           within 60 days after the
close of a Fund's taxable year whether           the foreign
taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

               Generally, a credit for foreign taxes is subject
to the           limitation that it may not exceed the
shareholder's U.S. tax           attributable to his or her total
foreign source taxable income.            For this purpose, if a
Fund makes the election described in the           preceding
paragraph, the source of that Fund's income flows
through to its shareholders.  With respect to a Fund, gains from the sale of securities generally will be treated as
derived from           U.S. sources and section 988 gains will be
treated as ordinary           income derived from U.S. sources.
The limitation on the foreign           tax credit is applied
separately to foreign source passive           income, including
foreign source passive income received from a           Fund.  In
addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

               The foregoing is only a general description of the foreign tax credit under current law.  Because application of
the credit           depends on the particular circumstances of
each shareholder,           shareholders are advised to consult
their own tax advisers.

          BACKUP WITHHOLDING

               Each Fund will be required to report to the
Internal Revenue           Service ("IRS") all taxable
distributions as well as gross           proceeds from the
redemption of the particular Fund's shares,           except in
the case of certain exempt shareholders.  All such
distributions and proceeds will be subject to withholding of
    Federal income tax at a rate of 31% ("backup withholding") in
the           case of non-exempt shareholders if (1) the
shareholder fails to           furnish a Fund with and to certify
the shareholder's correct           taxpayer identification
number or social security number, (2) the           IRS notifies
the shareholder or the particular Fund that the
shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to
that           effect, or (3) when required to do so, the
shareholder fails to           certify that he or she is not
subject to backup withholding.  If           the withholding
provisions are applicable, any such distributions           or
proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

               Distributions may also be subject to additional
state, local           and foreign taxes depending on each
shareholder's particular           situation.  Non-U.S.
shareholders may be subject to U.S. tax           rules that
differ significantly from those summarized above.            This
discussion does not purport to deal with all of the tax consequences applicable to a Fund or shareholders. Shareholders are advised to consult their own tax advisers with
respect to the           particular tax consequences to them of
an investment in a Fund.

                               PERFORMANCE INFORMATION

               Comparisons of a Fund's performance may be made
with respect           to various unmanaged indices (including
the TSE 300, S&P 100, S&P           500, Dow Jones Industrial
Average and Major Market Index) which           assume
reinvestment of dividends, but do not reflect deductions
for administrative and management costs.  A Fund also may be compared to Lipper's Analytical Reports, reports produced by
a           widely used independent research firm that ranks
mutual funds by           overall performance, investment
objectives and assets, or to           Wiesenberger Reports.
Lipper Analytical Services does not           include sales
charges in computing performance.  Further           information
on comparisons is contained in the Prospectus.
Performance rankings will be based on historical information and are not intended to indicate future performance.

               In addition, the Trust may, from time to time,
include the           average annual total return and the
cumulative total return of           shares of a Fund in
advertisements, promotional literature or           reports to
shareholders or prospective investors.













               AVERAGE ANNUAL TOTAL RETURN.  Quotations of
standardized           average annual total return ("Standardized
Return") for a           specific Class of shares of a Fund will
be expressed in terms of           the average annual compounded
rate of return that would cause a           hypothetical
investment in that Class of a Fund made on the first
day of a designated period to equal the ending redeemable value
       ("ERV") of such hypothetical investment on the last day of
the           designated period, according to the following
formula:

                    P(1 + T){superscript n} = ERV

          Where:    P    =    a hypothetical initial payment of
$1,000 to                               purchase shares of a
specific Class

                    T    =    the average annual total return of
shares of                               that Class

                    n    =    the number of years

                    ERV  =    the ending redeemable value of a
hypothetical                               $1,000 payment made at
the beginning of the                               period.

               For purposes of the above computation for a Fund,
it is           assumed that all dividends and capital gains
distributions made           by a Fund are reinvested at net
asset value in additional shares           of the same Class
during the designated period.  In calculating           the
ending redeemable value for Class A shares and assuming
complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial
$1,000           payment and, for Class B shares and Class C
shares, the           applicable CDSC imposed upon redemption of
Class B shares or           Class C shares held for the period is
deducted.  Standardized           Return quotations for the Funds
do not take into account any           required payments for
federal or state income taxes.            Standardized Return
quotations for Class B shares for periods of           over eight
years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized
   Return quotations are determined to the nearest 1/100 of 1%.

               A Fund may, from time to time, include in
advertisements,           promotional literature or reports to
shareholders or prospective           investors total return data
that are not calculated according to           the formula set
forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-
   Standardized Return; a sales charge, if deducted, would reduce the return.

               The following tables summarize the calculation of Standardized and Non-Standardized Return for the Class A,
Class           B, Class C and Class I (for Ivy International
Fund and Ivy Global           Science & Technology Fund) shares
of the Funds for the periods           indicated.  In determining
the average annual total return for a           specific Class of
shares of a Fund, recurring fees, if any, that












          are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the
size of           the account of a Fund, the account fee used for
purposes of the           following computations is assumed to be
the fee that would be           charged to the mean account size
of the particular Fund.  Shares           of each of Ivy Canada
Fund and Ivy Global Fund outstanding as of           March 31,
1994 were designated Class A shares of each respective
Fund.  Shares of Ivy International Fund outstanding as of
 October 22, 1993 have been redesignated as "Class A" shares of the Fund.  Information such as that provided below is not
yet           available for Ivy Asia Pacific Fund, Ivy Global
Natural Resources           Fund and Ivy International Small
Companies Fund, which commenced           operations on January
1, 1997.

             IVY CANADA FUND:


   STANDARDIZED RETURN[*]                             CLASS A[1]
CLASS B[2]  CLASS C[3]

          One year ended
            December 31,
            1996:             16.73%       18.26%      N/A

          Five years ended
            December 31,
            1996:             9.62%        N/A          N/A

          Inception[#] to
            December 31,
            1996:[7]          3.43%        3.93%        5.51%


                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          One year ended
            December 31,
            1996:             23.86%       23.26%      N/A

          Five years ended
            December 31,
            1996:             10.93%       N/A         N/A

          Inception[#] to
            December 31,
            1996:[7]          4.10%        4.93%       6.51%
    _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.













          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Canada Fund (and the
Class A                shares of the Fund) was November 17, 1987;
the inception                date for Class B shares of the Fund
was April 1, 1994.  The                inception date for Class C
shares of the Fund is April 30,                1996.  Until
December 31, 1994, Mackenzie Investment
Management, Inc. served as investment adviser to the Fund, which until that date was a series of the Company.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996,
the five years ended December 31,                1996 and the
period from inception through December 31, 1996 would have been 16.73%, 9.55% and 3.00%, respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 18.26% and 3.80%,
respectively.  (Since the inception date for Class B shares
        of the Fund was April 1, 1994, there were no Class B
shares                outstanding for the duration of the five
year period ending                December 31, 1996.)

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for period from                inception through December
31, 1996 would have been 5.51%.                 (Since the
inception date for Class C shares of the Fund was April 30, 1996, there were no Class C shares outstanding for the duration of the one year or five year periods ending
              December 31, 1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996, the five                years ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 23.86%, 10.86% and                3.67%,
respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 23.26% and
4.81%, respectively.  (Since the inception                date
for Class B shares of the Fund was April 1, 1994, there
    were no Class B shares outstanding for the duration of the five year period ending December 31, 1996.)












          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for period from inception
through December 31, 1996                would have been 6.51%.
(Since the inception date for Class                C shares of
the Fund was April 30, 1996, there were no Class                C
shares outstanding for the duration of the one year or five year periods ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.

          IVY CHINA REGION FUND:

                                STANDARDIZED RETURN[*]
                            CLASS A[1]  CLASS B[2]  CLASS C[3]

          One year ended
            December 31,
            1996:           13.57%       14.67%        N/A

          Inception[#] to
            December 31,
            1996:[7]         0.07%        0.28%        8.39%



                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          One year ended
            December 31,
            1996:            20.50%       19.67%       N/A

          Inception[#] to
            December 31,
            1996:[7]          1.95%        1.21%       9.39%
    _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy China Region Fund
(Class A and                Class B shares) was October 23, 1993.
The inception date                for Class C shares of the Fund
is April 30, 1996.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the












               Standardized Return for Class A shares for the one
year                ended December 31, 1996 and the period from
inception                through December 31, 1996 would have
been 13.22% and                (0.38%), respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 14.32% and                (0.15%),
respectively.

          [3]  The Standardized Return figures for Class C shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 8.39%.                 (Since
the inception date for Class C shares of the Fund was
  April 30, 1996, there were no Class C shares outstanding for the duration of the one year period ending December
31,                1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 20.13% and
1.49%, respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 19.30% and
0.78%, respectively.

          [6]  The Non-Standardized Return figures for Class C
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been 9.39%.
(Since the inception date for                Class C shares of
the Fund was April 30, 1996, there were no                Class C
shares outstanding for the duration of the one year period ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY GLOBAL FUND:

                                STANDARDIZED RETURN[*]
                            CLASS A[1]  CLASS B[2]  CLASS C[3]

          One year ended












            December 31,
            1996:            9.53%        10.30%       N/A

          Five years ended
            December 31,
            1996:            9.30%         N/A         N/A

          Inception[#] to
            December 31,
            1996:[7]         9.44%        7.83%         2.07%


                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          One year ended
            December 31,
            1996:            16.21%      15.30%        N/A

          Five years ended
            December 31,
            1996:            10.60%      N/A           N/A

          Inception[#] to
            December 31,
            1996:[7]         10.58%      8.78%         3.07%
    _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Global Fund (and Class
A shares                of the Fund) was April 18, 1991; the
inception date for                Class B shares of the Fund was
April 1, 1994; and the                inception date for the
Class C shares of the Fund is April                30, 1996.
Until December 31, 1994, Mackenzie Investment
Management Inc. served as investment adviser to the Fund, which until that date was a series of the Company.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996,
the five years ended December 31,                1996 and the
period from inception through December 31, 1996 would have been 9.53%, 8.97% and 8.57, respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the












               Standardized Return for Class B shares for the one
year                ended December 31, 1996 and the period from
inception                through December 31, 1996 would have
been 10.30% and 7.72%,                respectively.  (Since the
inception date for Class B shares                of the Fund was
April 1, 1994, there were no Class B shares outstanding for the duration of the five year period ending
        December 31, 1996.)

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 2.07%.                 (Since
the inception date for Class C shares of the Fund was
  April 30, 1996, there were no Class C shares outstanding for the duration of the one year period ending December
31,                1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996, the five                years ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 16.21%, 10.27% and                9.71%,
respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 15.30% and
8.67%, respectively.  (Since the inception                date
for Class B shares of the Fund was April 1, 1994, there
    were no Class B shares outstanding for the duration of the five year period ending December 31, 1996.)

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been 3.07%.
(Since the inception date for                Class C shares of
the Fund was April 30, 1996, there were no                Class C
shares outstanding for the duration of the one year period ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY GLOBAL SCIENCE & TECHNOLOGY FUND:

                                STANDARDIZED RETURN[*]
                            CLASS A[1]  CLASS B[2]  CLASS C[3]

          Inception[#] to












            December 31,
            1996:[7]         54.89%       59.59%        63.84%


                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          Inception[#] to
            December 31,
            1996:[7]          64.34%     64.59%        64.84%
     _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Global Science &
Technology Fund                (and Class A, Class B and Class C
shares of the Fund) was                July 22, 1996.

          [1]  The Standardized Return figure for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the period from                inception through
December 31, 1996 would have been 54.63%.

          [2]  The Standardized Return figure for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the period from                inception through
December 31, 1996 would have been 59.46%.

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 63.71%.

          [4]  The Non-Standardized Return figure for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the period from inception
through December 31,                1996 would have been 64.07%.

          [5]  The Non-Standardized Return figure for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the period from inception
through December 31,                1996 would have been 64.46%.

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense












               reimbursement, the Non-Standardized Return for
Class C                shares for the period from inception
through December 31,                1996 would have been 64.71%.

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY INTERNATIONAL FUND

                                            STANDARDIZED
RETURN[*]                             CLASS A[1] CLASS B[2] CLASS
C[3] CLASS I[4]

          One year ended
            December 31,
            1996:            12.84%      13.76%      N/A
20.06%
          Five years ended
            December 31,
            1996:            14.42%       N/A        N/A
N/A

          Ten years ended
            December 31,
            1996:            14.77%       N/A        N/A
N/A

          Inception[#] to
            December 31,
            1996:[8]         14.90%      12.09%      10.45%
13.34%


                                      NON-STANDARDIZED RETURN[**]
                           CLASS A[5] CLASS B[6] CLASS C[7] CLASS
I[5]

          One year ended
            December 31,
            1996:            19.72%      18.76%      N/A
20.06%
          Five years ended
            December 31,
            1996:            15.78%       N/A        N/A
N/A

          Ten years ended
            December 31,
            1996:            15.45%       N/A        N/A
N/A

          Inception[#] to
            December 31,
            1996:[8]         15.54%      12.82%      11.45%
13.34%

          _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares












               reflect the deduction of the applicable CDSC
imposed on a                redemption of Class B or C shares
held for the period.                 Class I shares are not
subject to an initial or a CDSC;                therefore, the
Non-Standardized Return figures would be                identical
to the Standardized Return figures.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy International Fund (and
the Class                A shares of the Fund) was April 21,
1986; the inception date                for the Class B and Class
I shares of the Fund was                October 23, 1993; and the
inception date for the Class C                shares of the Fund
is April 30, 1996.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996,
the five years ended December 31,                the ten years
ended December 31, 1996 and the period from inception through December 31, 1996 would have been 12.84%,
        14.40%, 14.76% and 14.89%, respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 13.76% and 12.09%,
respectively.  (Since the inception date for Class B shares
        of the Fund was October 23, 1993, there were no Class B
            shares outstanding for the duration of the five year
or ten                year periods ending December 31, 1996.)

          [3]  The Standardized Return figures for Class C shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 10.45%.                 (Since
the inception date for Class C shares of the Fund was
  April 30, 1996, there were no Class C shares outstanding for the duration of the one year, five year or ten year
periods                ending December 31, 1996.)

          [4]  Class I shares are not subject to an initial sales
charge or                a CDSC, therefore the Non-Standardized
and Standardized                Return figures are identical.
(Since the inception date for                Class I shares of
the Fund was October 23, 1993, there were                no Class
I shares outstanding for the duration of the five year or ten year periods ending December 31, 1996.)

          [5]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996, the five                years ended December 31, the
ten years ended December 31,












               1996 and the period from inception through
December 31, 1996                would have been 19.72%, 15.76%,
15.44% and 15.53%,                respectively.

          [6]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 18.76% and
12.82%, respectively.  (Since the inception                date
for Class B shares of the Fund was October 23, 1993,
 there were no Class B shares outstanding for the duration of the five year or ten year periods ending December 31, 1996.)

          [7]  The Non-Standardized Return figures for Class C
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been 11.45%.
(Since the inception date for                Class C shares of
the Fund was April 30, 1996, there were no                Class C
shares outstanding for the duration of the one year, five year or ten year periods ending December 31, 1996.)

          [8]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY LATIN AMERICA STRATEGY FUND

                                STANDARDIZED RETURN[*]
                            CLASS A[1]  CLASS B[2]  CLASS C[3]

          One year ended
            December 31,
            1996:            17.07%      18.26%        N/A

          Inception[#] to
            December 31,
            1996:[7]         (9.13%)     (8.84%)       5.66%



                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          One year ended
            December 31,
            1996:            24.22%      23.26%        N/A

          Inception[#] to
            December 31,
            1996:[7]         (6.62%)     (7.40%)       6.66%
    _________________________













          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Latin America Strategy
Fund                (Class A and Class B shares) was November 1,
1994.  The                inception date for Class C shares of
the Fund is April 30,                1996.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 14.83% and                (14.38%),
respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 16.04% and                (13.85%),
respectively.

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for period from                inception through December
31, 1996 would have been 4.66%.                 (Since the
inception date for Class C shares of the Fund was
April 30, 1996, there were no Class C shares outstanding for the duration of the one year, five year or ten year
periods                ending December 31, 1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 21.84% and
(11.98%), respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 21.04% and
(12.41%), respectively.

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C












               shares for period from inception through December
31, 1996                would have been 5.66%.  (Since the
inception date for Class                C shares of the Fund was
April 30, 1996, there were no Class                C shares
outstanding for the duration of the one year, five year or ten year periods ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.

          IVY NEW CENTURY FUND

                                STANDARDIZED RETURN[*]
                            CLASS A[1]  CLASS B[2]  CLASS C[3]

          One year ended
            December 31,
            1996:            5.40%       5.95%         N/A

          Inception[#] to
            December 31,
            1996:[7]         (1.39%)     (0.81%)       0.73%



                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          One year ended
            December 31,
            1996:           11.83%        10.95%       N/A

          Inception[#] to
            December 31,
            1996:[7]        1.34%         0.57%        1.73%
    _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy New Century Fund (Class
A and                Class B shares) was November 1, 1994.  The
inception date                for Class C shares of the Fund is
April 30, 1996.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 4.98% and (4.10%),












               respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 5.61% and (3.47%),
respectively.

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for period from                inception through December
31, 1996 would have been 0.63%.                 (Since the
inception date for Class C shares of the Fund was
April 30, 1996, there were no Class C shares outstanding for the duration of the one year, five year or ten year
periods                ending December 31, 1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 11.41% and
(1.42%), respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 10.61% and
(2.12%), respectively.

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for period from inception
through December 31, 1996                would have been 1.63%.
(Since the inception date for Class                C shares of
the Fund was April 30, 1996, there were no Class                C
shares outstanding for the duration of the one year, five year or ten year periods ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.

               CUMULATIVE TOTAL RETURN.  Cumulative total return
is the           cumulative rate of return on a hypothetical
initial investment of           $1,000 in a specific Class of
shares of a Fund for a specified           period.  Cumulative
total return quotations reflect changes in           the price of
a Fund's shares and assume that all dividends and
capital gains distributions during the period were reinvested in the Fund shares.  Cumulative total return is calculated
by           computing the cumulative rates of return of a
hypothetical           investment in a specific Class of shares
of a Fund over such           periods, according to the following
formula (cumulative total












          return is then expressed as a percentage):

                    C = (ERV/P) - 1

          Where:    C    =    cumulative total return

                    P    =    a hypothetical initial investment
of $1,000                               to purchase shares of a
specific Class

                    ERV  =    ending redeemable value:  ERV is
the value,                               at the end of the
applicable period, of a
hypothetical $1,000 investment made at the beginning of the applicable period.

               IVY CANADA FUND.  The following table summarizes
the           calculation of Cumulative Total Return for the
periods indicated           through December 31, 1996, assuming
the maximum 5.75% sales           charge has been assessed.
                                                       SINCE
                        ONE YEAR  FIVE YEARS     INCEPTION[*]

          Class A              16.73%    58.32%         36.28%
      Class B              18.26%    N/A[**]        11.17%
  Class C              N/A[**]   N/A[**]         5.51%

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.

                                                       SINCE
                        ONE YEAR  FIVE YEARS     INCEPTION[*]

          Class A              23.86%    67.98%         44.59%
      Class B              23.26%    N/A[**]        14.17%
  Class C              N/A[**]   N/A[**]         6.51%

          ___________________________

          [*]  The inception date for Ivy Canada Fund (and the
Class A                shares of the Fund) was November 17, 1987;
the inception                date for the Class B shares of Ivy
Canada Fund was April 1,                1994; and the inception
date for Class C shares of Ivy                Canada Fund was
April 30, 1996.  Until December 31, 1994,
Mackenzie Investment Management, Inc. served as investment
       adviser to Ivy Canada Fund, which until that date was a series of the Company.

          [**] No such shares were outstanding for the duration
of the time                period indicated.

               IVY CHINA REGION FUND.  The following table
summarizes the           calculation of Cumulative Total Return
for the periods indicated           through December 31, 1996,
assuming the maximum 5.75% sales           charge has been
assessed.












                                        SINCE
                              ONE YEAR  INCEPTION[*]

          Class A             13.57%     0.23%
          Class B             14.67%     0.89%
          Class C             N/A[**]    8.39%

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.

                                        SINCE
                              ONE YEAR  INCEPTION[*]

          Class A             20.50%     6.34%
          Class B             19.67%     3.89%
          Class C             N/A[**]    9.39%

          ___________________________

          [*]  The inception date for Ivy China Region Fund
(Class A and                Class B shares) was October 23, 1993.
The inception date                for Class C shares of the Fund
is April 30, 1996.

          [**] No such shares were outstanding for the duration
of the time                period indicated.

               IVY GLOBAL FUND.  The following table summarizes
the           calculation of Cumulative Total Return for the
periods indicated           through December 31, 1996, assuming
the maximum 5.75% sales           charge has been assessed.
                                                       SINCE
                        ONE YEAR  FIVE YEARS     INCEPTION[*]

          Class A               9.53%    55.96%         67.34%
      Class B              10.30%    N/A[**]        23.03%
  Class C              N/A[**]   N/A[**]         2.07%

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.

                                                       SINCE
                        ONE YEAR  FIVE YEARS     INCEPTION[*]

          Class A              16.21%    65.48%         77.55%
      Class B              15.30%    N/A[**]        26.03%
  Class C              N/A[**]   N/A[**]         3.07%

          ___________________________

          [*]  The inception date for the Fund (and Class A
shares of the                Fund) was April 18, 1991; the
inception date for Class B                shares of the Fund was
April 1, 1994; and the inception date












               for Class C shares of the Fund was April 30, 1996.
Until                December 31, 1994, Mackenzie Investment
Management Inc.                served as investment adviser to
the Fund, which until that                date was a series of
the Company.

          [**] No such shares were outstanding for the duration
of the time                period indicated.

               IVY GLOBAL SCIENCE & TECHNOLOGY FUND.  The
following table           summarizes the calculation of
Cumulative Total Return for the           periods indicated
through December 31, 1996, assuming the maximum           5.75%
sales charge has been assessed.

                              SINCE
                              INCEPTION[*]

          Class A             54.89%
          Class B             59.59%
          Class C             63.84%

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.

                              SINCE
                              INCEPTION[*]

          Class A             64.34%
          Class B             64.59%
          Class C             64.84%

          ___________________________

          [*]  The inception date for Ivy Global Science &
Technology Fund                (Class A, Class B and Class C
shares) was July 22, 1996.

               IVY INTERNATIONAL FUND.  The following table
summarizes the           calculation of Cumulative Total Return
for the periods indicated           through December 31, 1996,
assuming the maximum 5.75% sales           charge has been
assessed.


SINCE                        ONE YEAR   FIVE YEARS    TEN YEARS
INCEPTION[*]

          Class A       12.84%     96.10%       296.50%
340.95%           Class B       13.76%     N/A[**]      N/A[**]
   43.93%           Class C       N/A[**]    N/A[**]      N/A[**]
     10.45%           Class I       20.06      N/A[**]
N/A[**]       49.18%

                       The following table summarizes the
calculation of           Cumulative Total Return for the periods
indicated through           December 31, 1996, assuming the
maximum 5.75% sales charge has           not been assessed.














SINCE                        ONE YEAR   FIVE YEARS    TEN YEARS
INCEPTION[*]

          Class A       19.72%     108.07%      320.69%
367.85%           Class B       18.76%     N/A[**]      N/A[**]
   46.93%           Class C       N/A[**]    N/A[**]      N/A[**]
     11.45%           Class I       20.06%     N/A[**]
N/A[**]       49.18%           ___________________________

          [*]          The inception date for Ivy International
Fund (and                        the Class A shares of the Fund)
was April 21, 1986;                        the inception date for
the Class B and Class I                        shares of Ivy
International Fund was October 23,                        1993.
The inception date for Class C shares of the Fund was April 30, 1996.

          [**]         No such shares were outstanding for the
duration of                        the time period indicated.

                       IVY LATIN AMERICA STRATEGY FUND.  The
following           table summarizes the calculation of
Cumulative Total Return for           the periods indicated
through December 31, 1996, assuming the           maximum 5.75%
sales charge has been assessed.

                                                SINCE
                                  ONE YEAR      INCEPTION[*]

          Class A                 16.07%         (18.75%)
          Class B                 18.26%         (17.74%)
          Class C                 N/A[**]          5.66%

                       The following table summarizes the
calculation of           Cumulative Total Return for the periods
indicated through           December 31, 1996, assuming the
maximum 5.75% sales charge has           not been assessed.

                                                SINCE
                                  ONE YEAR      INCEPTION[*]

          Class A                 24.22%        (13.79%)
          Class B                 23.26%        (15.20%)
          Class C                 N/A[**]         6.66%


          ___________________________

          [*]          The inception date for Ivy Latin America
Strategy                        Fund (Class A and Class B shares)
was November 1,                        1994.  The inception date
for Class C shares of the                        Fund was April
30, 1996.

          [**]         No such shares were outstanding for the
duration of                        the time period indicated.













                       IVY NEW CENTURY FUND.  The following table
         summarizes the calculation of Cumulative Total Return
for the           periods indicated through December 31, 1996,
assuming the maximum           5.75% sales charge has been
assessed.

                                                SINCE
                                  ONE YEAR      INCEPTION[*]

          Class A                 5.40%          (2.99%)
          Class B                 5.95%          (1.75%)
          Class C                 N/A[**]         0.73%























































                       The following table summarizes the
calculation of           Cumulative Total Return for the periods
indicated through           December 31, 1996, assuming the
maximum 5.75% sales charge has           not been assessed.


                                                SINCE
                                  ONE YEAR      INCEPTION[*]

          Class A                 11.83%         2.93%
          Class B                 10.95%         1.25%
          Class C                 N/A[**]        1.73%


          ___________________________

          [*]          The inception date for Ivy New Century
Fund (Class A                        and B shares) was November
1, 1994.  The inception                        date for Class C
shares of the Fund was April 30,                        1996.

          [**]         No such shares were outstanding for the
duration of                        the time period indicated.

               OTHER QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION.  The           foregoing computation methods are
prescribed for advertising and           other communications
subject to SEC Rule 482.  Communications not           subject to
this rule may contain a number of different measures           of
performance, computation methods and assumptions, including
   but not limited to:  historical total returns; results of
actual           or hypothetical investments; changes in
dividends, distributions           or share values; or any
graphic illustration of such data.  These           data may
cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

               Performance quotations for a Fund will vary from
time to           time depending on market conditions, the
composition of the           Fund's portfolio and operating
expenses of that Fund.  These           factors and possible
differences in the methods used in           calculating
performance quotations should be considered when
comparing performance information regarding a Fund's shares with information published for other investment companies and
other           investment vehicles.  Performance quotations
should also be           considered relative to changes in the
value of a Fund's shares           and the risks associated with
a Fund's investment objectives and           policies.  At any
time in the future, performance quotations may           be
higher or lower than past performance quotations and there can be no assurance that any historical performance quotation
will           continue in the future.

               The Funds may also cite endorsements or use for
comparison           their performance rankings and listings
reported in such           newspapers or business or consumer
publications as, among others:            AAII Journal, Barron's,
Boston Business Journal, Boston Globe,












          Boston Herald, Business Week, Consumer's Digest,
Consumer Guide           Publications, Changing Times, Financial
Planning, Financial           World, Forbes, Fortune, Growth Fund
Guide, Houston Post,           Institutional Investor,
International Fund Monitor, Investor's           Daily, Los
Angeles Times, Medical Economics, Miami Herald, Money
Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source
      Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek,
No           Load Fund Investor, No Load Fund* X, Oakland
Tribune, Pension           World, Pensions and Investment Age,
Personal Investor, Rugg and           Steele, Time, U.S. News and
World Report, USA Today, The Wall           Street Journal, and
Washington Post.

                                 FINANCIAL STATEMENTS

               The Funds' (except for Ivy Asia Pacific Fund, Ivy
Global           Natural Resources Fund and Ivy International
Small Companies           Fund) Portfolios of Investments as of
December 31, 1996,           Statements of Assets and Liabilities
as of December 31, 1996,           Statements of Operations for
the fiscal year ended December 31,           1996 (for the period
from July 22, 1996 (commencement of           operations) to
December 31, 1996 for Ivy Global Science &           Technology
Fund), Statements of Changes in Net Assets for the
fiscal years ended December 31, 1996 and December 31, 1995 (for the period from July 22, 1996 (commencement of operations)
to           December 31, 1996 for Ivy Global Science &
Technology Fund),           Financial Highlights, Notes to
Financial Statements, and Reports           of Independent
Accountants are included in each Fund's December           31,
1996 Annual Report to shareholders, which are incorporated by reference into this SAI.  The Statement of Assets and
Liabilities           for each of Ivy Asia Pacific Fund, Ivy
Global Natural Resources           Fund and Ivy International
Small Companies Fund as of December           10, 1996 and the
Notes thereto are attached hereto as Appendix           B.
































                                      APPENDIX A

              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND              MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

          [From "Moody's Bond Record," November 1994 Issue
(Moody's           Investors Service, New York, 1994), and
"Standard & Poor's           Municipal Ratings Handbook," October
1994 Issue (McGraw Hill, New           York, 1994).]

          MOODY'S:

               (a)  CORPORATE BONDS.  Bonds rated Aaa by Moody's
are judged           by Moody's to be of the best quality,
carrying the smallest           degree of investment risk.
Interest payments are protected by a           large or
exceptionally stable margin and principal is secure.
Bonds rated Aa are judged by Moody's to be of high quality by all standards.  Aa bonds are rated lower than Aaa bonds
because           margins of protection may not be as large as
those of Aaa bonds,           or fluctuations of protective
elements may be of greater           amplitude, or there may be
other elements present which make the           long-term risks
appear somewhat larger than those applicable to           Aaa
securities.  Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to
principal           and interest are considered adequate, but
elements may be present           which suggest a susceptibility
to impairment sometime in the           future.

               Bonds rated Baa by Moody's are considered medium-
grade           obligations, i.e., they are neither highly
protected nor poorly           secured.  Interest payments and
principal security appear           adequate for the present, but
certain protective elements may be           lacking or may be
characteristically unreliable over any great           length of
time.  Such bonds lack outstanding investment
characteristics and in fact have speculative characteristics as well.  Bonds which are rated Ba are judged to have
speculative           elements; their future cannot be considered
well-assured.  Often           the protection of interest and
principal payments may be very           moderate and thereby not
well safeguarded during both good and           bad times over
the future.  Uncertainty of position characterizes
bonds in this class.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments of or maintenance of other
terms           of the contract over any long period of time may
be small.

               Bonds which are rated Caa are of poor standing.
Such           issues may be in default or there may be present
elements of           danger with respect to principal or
interest.  Bonds which are           rated Ca represent
obligations which are speculative in a high           degree.
Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

               (b)  COMMERCIAL PAPER.  The Prime rating is the
highest           commercial paper rating assigned by Moody's.
Among the factors           considered by Moody's in assigning
ratings are the following:            (1) evaluation of the
management of the issuer; (2) economic           evaluation of
the issuer's industry or industries and an           appraisal of
speculative-type risks which may be inherent in           certain
areas; (3) evaluation of the issuer's products in
relation to competition and customer acceptance; (4) liquidity;
       (5) amount and quality of long-term debt; (6) trend of
earnings           over a period of ten years; (7) financial
strength of a parent           company and the relationships
which exist with the issuer; and           (8) recognition by
management of obligations which may be present           or may
arise as a result of public interest questions and
preparations to meet such obligations.  Issuers within this Prime category may be given ratings 1, 2 or 3, depending on
the           relative strengths of these factors.  The
designation of Prime-1           indicates the highest quality
repayment capacity of the rated           issue.

          S&P:

               (a)  CORPORATE BONDS.  An S&P corporate debt
rating is a           current assessment of the creditworthiness
of an obligor with           respect to a specific obligation.
The ratings are based on           current information furnished
by the issuer or obtained by S&P           from other sources it
considers reliable.  The ratings described           below may be
modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               Debt rated AAA by S&P is considered by S&P to be
the highest           grade obligation.  Capacity to pay interest
and repay principal           is extremely strong.  Debt rated AA
is judged by S&P to have a           very strong capacity to pay
interest and repay principal and           differs from the
highest rated issues only in small degree.  Debt           rated
A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               Debt rated BBB by S&P is regarded by S&P as having
an           adequate capacity to pay interest and repay
principal.  Although           such bonds normally exhibit
adequate protection parameters,           adverse economic
conditions or changing circumstances are more           likely to
lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

               Debt rated BB, B, CCC, CC and C is regarded as
having           predominately speculative characteristics with
respect to           capacity to pay interest and repay
principal.  BB indicates the           least degree of
speculation and C the highest.  While such debt           will
likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
However,           it faces major ongoing uncertainties or
exposure to adverse           business, financial or economic
conditions which could lead to           inadequate capacity to
meet timely interest and principal           payments.  The BB
rating category is also used for debt           subordinated to
senior debt that is assigned an actual or implied           BBB-
rating.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or
economic           conditions will likely impair capacity or
willingness to pay           interest and repay principal.  The B
rating category is also used           for debt subordinated to
senior debt that is assigned an actual           or implied BB or
BB- rating.  Debt rated CCC has a currently
identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to
meet           timely payment of interest and repayment of
principal.  In the           event of adverse business, financial
or economic conditions, it           is not likely to have the
capacity to pay interest and repay           principal.  The CCC
rating category is also used for debt           subordinated to
senior debt that is assigned an actual or implied           B or B-
 rating.  The rating CC typically is applied to debt
subordinated to senior debt which is assigned an actual or
  implied CCC debt rating.  The rating C typically is applied to debt subordinated to senior debt which is assigned an
actual or           implied CCC- debt rating.  The C rating may
be used to cover a           situation where a bankruptcy
petition has been filed, but debt           service payments are
continued.

               (b)  COMMERCIAL PAPER.  An S&P commercial paper
rating is a           current assessment of the likelihood of
timely payment of debt           having an original maturity of
no more than 365 days.

               Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to
meet cash           requirements; (ii) long-term senior debt
rating should be A or           better, although in some cases
BBB credits may be allowed if           other factors outweigh
the BBB; (iii) the issuer should have           access to at
least one additional channel of borrowing; (iv)           basic
earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the
issuer           should have a strong position within its
industry and the           reliability and quality of management
should be unquestioned.            Issues rated A are further
referred to by use of numbers 1, 2 and           3 to denote
relative strength within this highest classification.
For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

               Issues rated B are regarded as having only
speculative           capacity for timely payment.  The C rating
is assigned to short-          term debt obligations with a
doubtful capacity for payment.














                                      APPENDIX B

                         STATEMENT OF ASSETS AND LIABILITIES
                         AS OF DECEMBER 10, 1996
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS

_________________________________________________________________
         IVY ASIA PACIFIC FUND
          STATEMENT OF ASSETS AND LIABILITIES
          DECEMBER 10, 1996

_________________________________________________________________

          ASSETS
            Cash  . . . . . . . . . . . . . . . .    $    30
      Deferred organization expenses  . . .     13,732
Prepaid Blue Sky Fees . . . . . . . .     31,434
                                   -------               Total
Assets . . . . . . . . . . .     45,196
                          -------          LIABILITIES
            Due to affiliate  . . . . . . . . . .     45,166
                                               -------
          NET ASSETS  . . . . . . . . . . . . . .    $    30
                                               =======
CLASS A:
            Net asset value and
               redemption price per share
               ($10 / 1 share outstanding)  . . .    $ 10.00
                                               =======
Maximum offering price
               per share
               ($10.00 x 100 / 94.25)*  . . . . .    $ 10.61
                                               =======
CLASS B:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .    $ 10.00
                                               =======
CLASS C:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .    $ 10.00
                                               =======
NET ASSETS CONSISTS OF:
            Capital paid-in . . . . . . . . . . .    $    30
                                               =======

           *   On sales of more than $50,000 the offering price
is reduced.           **   Redemption price per share is equal to
the net asset value                per share less any applicable
contingent deferred sales                charge, up to a maximum
of 5%.

                       (See Notes to Financial Statements)














_________________________________________________________________
         IVY ASIA PACIFIC FUND
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
          DECEMBER 10, 1996

_________________________________________________________________

          1. ORGANIZATION: Ivy Asia Pacific Fund is a diversified
series of           shares of Ivy Fund.  The shares of beneficial
interest are           assigned no par value and an unlimited
number of shares of Class           A, Class B and Class C are
authorized.  Ivy Fund was organized as           a Massachusetts
business trust under a Declaration of Trust dated
December 21, 1983 and is registered under the Investment Company
        Act of 1940, as amended, as an open-end management
investment           company.

          The Fund will commence operations on January 1, 1997.
As of the           date of this report, operations have been
limited to           organizational matters and the issuance of
initial shares to           Mackenzie Investment Management Inc.
(MIMI).

          2. ORGANIZATION COSTS AND PREPAID BLUE SKY FEES:
Organization           expenses are being amortized over a five
year period from January           1, 1997, the commencement date
of operations.  Blue sky fees are           being amortized over
a one year period from Januray 1, 1997.            Such
organizational expenses and blue sky fees have been paid by MIMI and will be reimbursed by the Fund.

          3.  TRANSACTIONS WITH AFFILIATES:  Ivy Management, Inc.
(IMI), a           wholly owned subsidiary of MIMI, is the
Manager and Investment           Adviser of the Fund.  Currently,
IMI voluntarily limits the           Fund's total operating
expenses (excluding taxes, 12b-1 fees,           brokerage
commissions, interest, litigation and indemnification expenses, and any other extraordinary expenses) to an annual rate of 1.95% of its average net assets.

          MIMI provides certain administrative, accounting and
pricing           services for the Fund.

          Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor
of the           Fund's shares, and as such, purchases shares
from the Fund at net           asset value to settle orders from
investment dealers.

          Ivy Mackenzie Services Corp. (IMSC), a wholly owned
subsidiary of           MIMI, is the transfer and shareholder
servicing agent for the           Fund.

          Officers of Ivy Fund are officers and/or employees of
MIMI, IMI,           IMDI and IMSC.  Such individuals are not
compensated by the Fund           for services in their capacity
as officers of Ivy Fund.  Trustees           of Ivy Fund who are
not affiliated with MIMI or IMI receive           compensation
from the Fund.













                         STATEMENT OF ASSETS AND LIABILITIES
                         AS OF DECEMBER 10, 1996
                        AND REPORT OF INDEPENDENT ACCOUNTANTS

_________________________________________________________________
         IVY GLOBAL NATURAL RESOURCES FUND
          STATEMENT OF ASSETS AND LIABILITIES
          DECEMBER 10, 1996

_________________________________________________________________

          ASSETS
            Cash  . . . . . . . . . . . . . . . .    $    30
      Deferred Organization Expenses  . . .     13,732
Prepaid Blue Sky Fees . . . . . . . .     31,436
                                   -------               Total
Assets . . . . . . . . . . .     45,198
                          -------          LIABILITIES
            Due to affiliate  . . . . . . . . . .     45,168
                                               -------
          NET ASSETS  . . . . . . . . . . . . . .    $    30
                                               =======
CLASS A:
            Net asset value and
               redemption price per share
               ($10 / 1 share outstanding)  . . .    $ 10.00
                                               =======
Maximum offering price
               per share
               ($10.00 x 100 / 94.25)*  . . . . .    $ 10.61
                                               =======
CLASS B:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .    $ 10.00
                                               =======
CLASS C:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .    $ 10.00
                                               =======
NET ASSETS CONSISTS OF:
            Capital paid-in . . . . . . . . . . .    $    30
                                               =======

           *   On sales of more than $50,000 the offering price
is reduced.           **   Redemption price per share is equal to
the net asset value                per share less any applicable
contingent deferred sales                charge, up to a maximum
of 5%.

                       (See Notes to Financial Statements)

















_________________________________________________________________
         IVY GLOBAL NATURAL RESOURCES FUND
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
          DECEMBER 10, 1996

_________________________________________________________________

          1. ORGANIZATION: Ivy Global Natural Resources Fund is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an
unlimited           number of shares of Class A, Class B and
Class C are authorized.            Ivy Fund was organized as a
Massachusetts business trust under a           Declaration of
Trust dated December 21, 1983 and is registered           under
the Investment Company Act of 1940, as amended, as an open-end management investment company.

          The Fund will commence operations on January 1, 1997.
As of the           date of this report, operations have been
limited to           organizational matters and the issuance of
initial shares to           Mackenzie Investment Management Inc.
(MIMI).

          2. ORGANIZATION COSTS AND PREPAID BLUE SKY FEES:
Organization           expenses are being amortized over a five
year period from January           1, 1997, the commencement date
of operations.  Blue sky fees are           being amortized over
a one year period from Januray 1, 1997.            Such
organizational expenses and blue sky fees have been paid by MIMI and will be reimbursed by the Fund.

          3.  TRANSACTIONS WITH AFFILIATES:  Ivy Management, Inc.
(IMI), a           wholly owned subsidiary of MIMI, is the
Manager and Investment           Adviser of the Fund.  Currently,
IMI voluntarily limits the           Fund's total operating
expenses (excluding taxes, 12b-1 fees,           brokerage
commissions, interest, litigation and indemnification expenses, and any other extraordinary expenses) to an annual rate of 1.95% of its average net assets.

          MIMI provides certain administrative, accounting and
pricing           services for the Fund.

          Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor
of the           Fund's shares, and as such, purchases shares
from the Fund at net           asset value to settle orders from
investment dealers.

          Ivy Mackenzie Services Corp. (IMSC), a wholly owned
subsidiary of           MIMI, is the transfer and shareholder
servicing agent for the           Fund.

          Officers of Ivy Fund are officers and/or employees of
MIMI, IMI,           IMDI and IMSC.  Such individuals are not
compensated by the Fund           for services in their capacity
as officers of Ivy Fund.  Trustees           of Ivy Fund who are
not affiliated with MIMI or IMI receive           compensation
from the Fund.













                         STATEMENT OF ASSETS AND LIABILITIES
                         AS OF DECEMBER 10, 1996
                        AND REPORT OF INDEPENDENT ACCOUNTANTS

_________________________________________________________________
         IVY INTERNATIONAL SMALL COMPANIES FUND
          STATEMENT OF ASSETS AND LIABILITIES
          DECEMBER 10, 1996

_________________________________________________________________
         ASSETS
            Cash  . . . . . . . . . . . . . . . .    $    40
      Deferred organization expenses  . . .     13,755
Prepaid Blue Sky Fees . . . . . . . .     32,020
                                   -------               Total
Assets . . . . . . . . . . .     45,815
                          -------          LIABILITIES
            Due to affiliate  . . . . . . . . . .     45,775
                                               -------
NET ASSETS  . . . . . . . . . . . . . .    $    40
                                     =======           CLASS A:
            Net asset value and
               redemption price per share
               ($10 / 1 share outstanding)  . . .    $ 10.00
                                               =======
Maximum offering price
               per share
               ($10.00 x 100 / 94.25)*  . . . . .    $ 10.61
                                               =======
CLASS B:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .    $ 10.00
                                               =======
CLASS C:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .    $ 10.00
                                               =======
CLASS I:
            Net asset value, offering price,
               and redemption price per share
               ($10 / 1 share outstanding)  . . .    $ 10.00
                                               =======
NET ASSETS CONSISTS OF:
            Capital paid-in . . . . . . . . . . .    $    40
                                               =======
*   On sales of more than $50,000 the offering price is reduced.
        **   Redemption price per share is equal to the net asset
value                per share less any applicable contingent
deferred sales                charge, up to a maximum of 5%.

                       (See Notes to Financial Statements)















_________________________________________________________________
         IVY INTERNATIONAL SMALL COMPANIES FUND
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
          DECEMBER 10, 1996

_________________________________________________________________

          1. ORGANIZATION: Ivy International Small Companies Fund
is a           diversified series of shares of Ivy Fund.  The
shares of           beneficial interest are assigned no par value
and an unlimited           number of shares of Class A, Class B,
Class C and Class I are           authorized.  Ivy Fund was
organized as a Massachusetts business           trust under a
Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

          The Fund will commence operations on January 1, 1997.
As of the           date of this report, operations have been
limited to           organizational matters and the issuance of
initial shares to           Mackenzie Investment Management Inc.
(MIMI).

          2. ORGANIZATION COSTS AND PREPAID BLUE SKY FEES:
Organization           expenses are being amortized over a five
year period from January           1, 1997, the commencement date
of operations.  Blue sky fees are           being amortized over
a one year period from Januray 1, 1997.            Such
organizational expenses and blue sky fees have been paid by MIMI and will be reimbursed by the Fund.

          3.  TRANSACTIONS WITH AFFILIATES:  Ivy Management, Inc.
(IMI), a           wholly owned subsidiary of MIMI, is the
Manager and Investment           Adviser of the Fund.  Currently,
IMI voluntarily limits the           Fund's total operating
expenses (excluding taxes, 12b-1 fees,           brokerage
commissions, interest, litigation and indemnification expenses, and any other extraordinary expenses) to an annual rate of 1.95% of its average net assets.

          MIMI provides certain administrative, accounting and
pricing           services for the Fund.

          Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor
of the           Fund's shares, and as such, purchases shares
from the Fund at net           asset value to settle orders from
investment dealers.

          Ivy Mackenzie Services Corp. (IMSC), a wholly owned
subsidiary of           MIMI, is the transfer and shareholder
servicing agent for the           Fund.

          Officers of Ivy Fund are officers and/or employees of
MIMI, IMI,           IMDI and IMSC.  Such individuals are not
compensated by the Fund           for services in their capacity
as officers of Ivy Fund.  Trustees           of Ivy Fund who are
not affiliated with MIMI or IMI receive           compensation
from the Fund.













                                      APPENDIX C

                        SELECTED ECONOMIC AND MARKET DATA FOR
                  ASIA PACIFIC AND CHINA REGION COUNTRIES

               The information set forth in this Appendix has
been           extracted from various government and private
publications. Ivy           China Region Fund and the Trust's
Board of Trustees make no           representation as to the
accuracy of such information, nor has           the Fund or the
Trust's Board of Trustees attempted to verify it.
               The China Region, one of the fastest growing areas
of the           world, is diverse, dynamic and evolving. In
terms of population,           this region is almost six times
the size of the United States.

               Countries in this region are at various stages of
economic           development. Hong Kong and Singapore are at a
more advanced stage           of economic growth while countries
such as Indonesia and China           are at the early stages of
economic development. GDP per capita           data presented
below illustrates this point. The following table           shows
the GDP, population and per capita GDP of the China Region countries and, for comparison purposes, the United States.

                                         1996

                                        GDP ($US       POPULATION
   PER CAPITA                               BILLIONS)
(MILLIONS)     GDP ($US)                               ---------
   ---------      ---------          Hong Kong           144.1
     5.7            25,281           Korea               455.6
     43.4           10,498           Singapore           81.5
     2.7            30,185           Taiwan              237.7
     20.6           11,539           Thailand            166.5
     54.5           30,055           Malaysia            84.1
     17.6           4,778           Indonesia           170.7
    179.4          952           Philippines         74.1
 60.6           1,223           China               672.4
1,160.04       580           China Region        2,086.7
1,544.54       1,351           USA                 7,080.0
248.7          28,468
          Source: International Marketing Data and Statistics,
21st Ed.           (Euromonitor 1997).

               Total GDP for the China Region was about $2.1
billion in           1995, approximately twenty nine percent of
the GDP of the United           States. Year over year growth in
GDP for the China Region is           significant, averaging
14.13% for the five-year period 1991-1995           compared with
only 5.10% for the United States for the same           period.
The following tables show the annual change in GDP and inflation, as measured by the Consumer Price Indexes (CPI), in
      1991-1995 and the average for the five-year period
1991-1995.














                           CHANGE IN GROSS DOMESTIC PRODUCT


AVERAGE                          1991    1992    1993    1994
1995    1991-95                          -----   -----   -----
-----   ------  -------          Hong Kong      14.76%  16.58%
15.17%  13.55%  9.33%   13.88%           Korea          20.16%
11.43%  11.13%  14.17%  15.18%  14.41%           Singapore
11.88%  7.12%   14.52%  14.04%  9.63%   11.44%           Taiwan
     11.69%  10.95%  10.06%  3.14%   3.91%   7.95%
Thailand       14.97%  12.47%  11.89%  13.60%  15.21%  13.63%
     Malaysia       11.85%  14.07%  10.32%  13.68%  13.83%
12.75%           Indonesia      16.29%  14.26%  26.89%  14.99%
1.01%   14.69%           Philippines    15.86%  8.30%   9.13%
14.84%  12.48%  12.12%           China          14.20%  18.97%
30.64%  39.58%  28.29%  26.34%           United States  3.63%
5.19%   5.37%   6.23%   5.07%   5.10%

          Sources: International Marketing Data and Statistics,
21ST Ed.           (Euromonitor 1997).

                           CHANGE IN CONSUMER PRICE INDEXES


AVERAGE                          1991    1992    1993    1994
1995    1991-95                          -----   -----   -----
-----   -----   -------          Hong Kong      11.6%   9.3%
8.6%    8.1%    8.7%    9.26%           Korea          9.7%
6.2%    4.8%    6.3%    4.5%    6.30%           Singapore
3.5%    2.3%    2.4%    3.0%    1.7%    2.58%           Taiwan
    3.6%    4.5%    2.9%    4.5%    3.7%    3.84%
Thailand       5.7%    4.1%    3.6%    5.1%    7.3%    5.16%
    Malaysia       4.4%    4.8%    3.4%    3.7%    5.3%    4.32%
        Indonesia      9.2%    7.5%    9.7%    8.5%    9.4%
8.86%           Philippines    18.7%   8.9%    7.6%    9.1%
11.2%   11.10%           China          5.1%    6.7%    9.1%
24.2%   16.9%   12.40%           United States  4.2%    3.0%
3.0%    2.6%    2.8%    3.12%

          Sources: OECD Economic Outlook, June 1996, Vol. 59; Key
         Indicators and Developing Asian & Pacific Countries,
1994, Volume           XXV; Emerging Stock Market Factbook 1996.

               As the economic in the China Region have
experienced           different levels of growth, so too have
their stock markets. The           following tables show the
capitalization of the stock markets,           and the changes in
stock prices as measured by the local stock           indexes.

                      STOCK MARKET CAPITALIZATION ($US MILLIONS)

                         1991      1992      1993      1994
1995                          -------   -------   -------   -----
--   -------          China          2,028     18,255    40,567
43,521    42,055           Hong Kong      121,689   170,793
381,459   267,331   301,065           Korea          96,373
107,448   139,420   191,778   181,955           Singapore
58,520    61,180    147,810   177,670   203,230           Taiwan
      124,864   101,124   195,198   247,325   187,206












          Thailand       35,815    58,259    130,510   131,479
141,507           Malaysia       58,627    94,004    220,328
199,276   222,729           Indonesia      6,823     12,038
32,953    47,241    66,585           Philippines    10,197
13,794    40,327    55,519    58,859

          Sources: World Stock Exchange Factbook, 1997; Emerging
Stock           Markets Factbook, 1996; Hong Kong Stock Exchange
Market.
                          ANNUAL PERCENTAGE CHANGES IN LOCAL
                           STOCK MARKET INDEXES

                         1991      1992      1993      1994
1995                          ------    ------    ------    -----
-    ------          China          192.8%    -12.9%    6.8%
-22.30%   -14.3%           Hong Kong      -42.0%    -28.3%
-115.7%   31.1      -23.0%           Korea          -12.2%
11.0%     27.7%     18.6%     -14.1%           Singapore
25.1%     -2.4%     59.2%     -15.1%    4.09%           Taiwan
    1.6%      -26.6%    79.8%     17.4%     -27.4%
Thailand       16.1%     25.6%     88.4%     -19.2%    -5.8%
    Malaysia       9.9%      15.8%     98.0%     -23.8%    2.5%
       Indonesia      -40.8%    10.9%     114.6%    -20.2%
9.4%           Philippines    76.7%     9.1%      154.4%
-12.8%    -6.9%

          Sources: Emerging Stock Market Factbook, 1996; Hong
Kong Stock           Exchange.

               Equity valuations in the China Region, as measured
by           price/earnings ratios, also vary from country to
country           according to economic growth forecasts,
corporate earnings growth           forecasts, the outlook for
inflation, exchange rates and overall           investor
sentiment.

                                PRICE/EARNINGS RATIOS

                         1991      1992      1993      1994
1995                          -----     -----     -----     -----
   -----          Hong Kong      13.8      12.9      16.7
13.1      13.7           Korea          21.3      21.4      25.1
   34.5      19.8           Singapore      19.5      19.2
24.7      30.4      23.3           Taiwan         22.3      16.6
   34.7      36.8      21.4           Thailand       12.0
13.9      27.5      21.2      21.7           Malaysia       21.3
   21.8      43.5      29.0      25.1           Indonesia
11.6      12.2      28.9      20.2      19.8
Philippines    11.3      14.1      38.8      30.8      19.0

          Sources: World Stock Exchange Factbook, 1996; Emerging
Stock           Market Factbook, 1996.

               The following table shows changes in the exchange
rate of           the currency of each China Region country
relative to the U.S.           dollar for the years ended
December 31, 1991-1995.
                    CURRENCY MOVEMENTS VERSUS US DOLLAR (%
CHANGE)













                               YEAR ENDED DECEMBER 31,
               --------------------------------------------------
------                            1991      1992      1993
1994      1995                             ------    -----     --
----    ------    -----          Hong Kong         0.23%
0.39%     0.06%     0.13%     0.13%           Korea
-6.19%    -3.91%    -2.50%    2.43%     0.16%           Singapore
       6.53%     -0.88%    2.24%     9.16%     3.18%
Taiwan            4.24%     1.29%     -4.73%    0.27%     -3.8%
       Thailand          0.99%     -1.76%    0.04%     1.47%
-0.34%           Malaysia          -0.82%    3.88%     2.98%
5.18%     0.57%           Indonesia         -5.03%    -4.00%
-1.92%    -4.52%    -4.03%           Philippines       3.86%
2.10%     -5.47%    9.63%     -7.5%           China (Official)
-4.06%    -5.84%    -0.84%    -45.6%    1.53%

          Sources: International Financial Statistics, Volume L,
Number 4,           April 1997; Emerging Stock Market Factbook,
1996.


















































                             IVY INTERNATIONAL BOND FUND

                                     a series of

                                       IVY FUND
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432

                         STATEMENT OF ADDITIONAL INFORMATION

                                     April 30, 1997


_________________________________________________________________


               Ivy Fund (the "Trust") is an open-end management
investment           company that currently consists of sixteen
fully managed           portfolios, each of which (except for the
Fund and Ivy Latin           America Strategy Fund) is
diversified.  Each of the Fund and Ivy           Latin America
Strategy Fund is a non-diversified portfolio.  This
Statement of Additional Information ("SAI") describes one of the portfolios, Ivy International Bond Fund (the "Fund").
The other           fifteen portfolios of the Trust are described
in separate           Statements of Additional Information.

               This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated April
30, 1997           (the "Prospectus"), which is available upon
request and without           charge from the Trust at the
Distributor's address and telephone           number listed
below.



                                  INVESTMENT MANAGER

                             Ivy Management, Inc. ("IMI")
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432
                              Telephone: (800) 777-6472


                                     DISTRIBUTOR

                           Ivy Mackenzie Distributors, Inc.
                 Via Mizner Financial Plaza, Suite 300
                  700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone: (800) 456-5111
















                                  TABLE OF CONTENTS


    PAGE

               INVESTMENT OBJECTIVES AND POLICIES . . . . . . . .
 . . .   1                AMERICAN DEPOSITORY RECEIPTS (ADRS)  . .
 . . . . . . . .   1                FOREIGN SECURITIES . . . . . .
 . . . . . . . . . . . . .   1                FOREIGN CURRENCIES .
 . . . . . . . . . . . . . . . . . .   1                FORWARD
FOREIGN CURRENCY CONTRACTS . . . . . . . . . . .   2
 HIGH YIELD BONDS . . . . . . . . . . . . . . . . . . . .   2
          WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS .
 .   3                ZERO COUPON BONDS  . . . . . . . . . . . . .
 . . . . . .   4                RESTRICTED AND ILLIQUID SECURITIES
 . . . . . . . . . . .   4                OPTIONS TRANSACTIONS . .
 . . . . . . . . . . . . . . . .   4                     GENERAL .
 . . . . . . . . . . . . . . . . . . . . .   4
WRITING CALL OPTIONS ON INDIVIDUAL SECURITIES . . .   5
         RISKS OF OPTIONS TRANSACTIONS . . . . . . . . . . .   5
             FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS .
 . .   6                     GENERAL . . . . . . . . . . . . . . .
 . . . . . . .   6                     INTEREST RATE FUTURES
CONTRACTS . . . . . . . . . .   7                     OPTIONS ON
INTEREST RATE FUTURES CONTRACTS  . . . .   8
FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
     OPTIONS  . . . . . . . . . . . . . . . . . . .   8
         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS .   9
                  COMBINED TRANSACTIONS . . . . . . . . . . . . .
 . .   9                INVESTMENT RESTRICTIONS  . . . . . . . . .
 . . . . . . .  10                ADDITIONAL RESTRICTIONS  . . . .
 . . . . . . . . . . . .  11                ADDITIONAL RIGHTS AND
PRIVILEGES . . . . . . . . . . . .  12                AUTOMATIC
INVESTMENT METHOD  . . . . . . . . . . . . . .  12
EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . .  12
              INITIAL SALES CHARGE SHARES . . . . . . . . . . . .
12                     CONTINGENT DEFERRED SALES CHARGE SHARES.
CLASS A  .  13                     CLASS B . . . . . . . . . . .
 . . . . . . . . . . .  13                LETTER OF INTENT . . . .
 . . . . . . . . . . . . . . . .  15                RETIREMENT
PLANS . . . . . . . . . . . . . . . . . . . .  15
   INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . . . . .  16
            QUALIFIED PLANS . . . . . . . . . . . . . . . . . .
17                     DEFERRED COMPENSATION FOR PUBLIC SCHOOLS
AND                          CHARITABLE ORGANIZATIONS ("403(B)(7)
                        ACCOUNT")  . . . . . . . . . . . . . . .
 . . .  17                     SIMPLIFIED EMPLOYEE PENSION ("SEP")
IRAS  . . . . .  18                REINVESTMENT PRIVILEGE . . . .
 . . . . . . . . . . . . .  18                RIGHTS OF
ACCUMULATION . . . . . . . . . . . . . . . . .  18
SYSTEMATIC WITHDRAWAL PLAN . . . . . . . . . . . . . . .  19
         BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . .
19                TRUSTEES AND OFFICERS  . . . . . . . . . . . .
 . . . . .  21                PERSONNEL INVESTMENTS BY EMPLOYEES
OF IMI  . . . . . . .  23                COMPENSATION TABLE . . .
 . . . . . . . . . . . . . . . .  24                INVESTMENT
ADVISORY AND OTHER SERVICES . . . . . . . . .  25
BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES . .  25
         DISTRIBUTION SERVICES  . . . . . . . . . . . . . . . . .
26                CUSTODIAN  . . . . . . . . . . . . . . . . . .
 . . . . .  28                FUND ACCOUNTING SERVICES . . . . . .
 . . . . . . . . . .  28                TRANSFER AGENT AND
DIVIDEND PAYING AGENT . . . . . . . .  29












               ADMINISTRATOR  . . . . . . . . . . . . . . . . . .
 . . .  29                AUDITORS . . . . . . . . . . . . . . . .
 . . . . . . . .  29                CAPITALIZATION AND VOTING
RIGHTS . . . . . . . . . . . .  29                NET ASSET VALUE
 . . . . . . . . . . . . . . . . . . . .  30
PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . .  31
         REDEMPTIONS  . . . . . . . . . . . . . . . . . . . . . .
32                CONVERSION OF CLASS B SHARES . . . . . . . . .
 . . . . .  33                TAXATION . . . . . . . . . . . . . .
 . . . . . . . . . .  33                GENERAL  . . . . . . . . .
 . . . . . . . . . . . . . . .  33                DISTRIBUTORS . .
 . . . . . . . . . . . . . . . . . . . .  34
DISPOSITION OF SHARES  . . . . . . . . . . . . . . . . .  34
         HEDGING TRANSACTIONS . . . . . . . . . . . . . . . . . .
35                CURRENCY FLUCTUATIONS --SECTION 988" GAINS OR
LOSSES . .  36                DISCOUNT . . . . . . . . . . . . .
 . . . . . . . . . . .  36                FOREIGN WITHHOLDING
TAXES  . . . . . . . . . . . . . . .  36
INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES . . .  37
         BACKUP WITHHOLDING . . . . . . . . . . . . . . . . . . .
37                OTHER TAXATION . . . . . . . . . . . . . . . .
 . . . . .  38                CALCULATION OF AVERAGE ANNUAL TOTAL
RETURN . . . . . . .  38                AVERAGE ANNUAL TOTAL
RETURN QUOTATIONS . . . . . . . . .  38                OTHER
QUOTATIONS, COMPARISONS AND GENERAL INFORMATION  .  39
   FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . .  39
            APPENDIX A
               DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P")                AND MOODY'S INVESTORS SERVICE, INC.
("MOODY'S")                CORPORATE BOND AND COMMERCIAL PAPER
RATINGS  . . . . . .  40








































                          INVESTMENT OBJECTIVES AND POLICIES

               The Fund has its own investment objectives and
policies,           which are described in the Prospectus under
the captions           "Investment Objective and Policies" and
"Risk Factors and           Investment Techniques."  Additional
information regarding the           characteristics and risks
associated with the Fund's investment           techniques is set
forth below.

          U.S. GOVERNMENT SECURITIES

               U.S. Government securities are obligations of, or
guaranteed           by, the U.S. Government, its agencies or
instrumentalities.            Securities guaranteed by the U.S.
Government include:  (1) direct           obligations of the U.S.
Treasury (such as Treasury bills, notes,           and bonds) and
(2) Federal agency obligations guaranteed as to
principal and interest by the U.S. Treasury (such as GNMA
 certificates, which are mortgage-backed securities).  When such securities are held to maturity, the payment of principal
and           interest is unconditionally guaranteed by the U.S.
Government,           and thus they are of the highest possible
credit quality.  U.S.           Government securities that are
not held to maturity are subject           to variations in
market value due to fluctuations in interest           rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans.  For example, GNMA           certificates are such
securities in which the timely payment of           principal and
interest is guaranteed by the full faith and credit           of
the U.S. Government.  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average
life           of the loans typically will be substantially less
because the           mortgages will be subject to principal
amortization and may be           prepaid prior to maturity.
Prepayment rates vary widely and may           be affected by
changes in market interest rates.  In periods of
falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the
security.            Conversely, rising interest rates tend to
decrease the rate of           prepayments, thereby lengthening
the actual average life of the           security (and increasing
the security's price volatility).            Accordingly, it is
not possible to predict accurately the average           life of
a particular pool.  Reinvestment of prepayment may occur
at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-
        backed securities can be less effective than typical
bonds of           similar maturities at "locking in" yields
during periods of           declining interest rates.  Such
securities may appreciate or           decline in market value
during periods of declining or rising           interest rates,
respectively.

               Securities issued by U.S. Government
instrumentalities and           certain federal agencies are
neither direct obligations of nor           guaranteed by the
U.S. Treasury; however, they involve Federal












          sponsorship in one way or another.  Some are backed by
specific           types of collateral, some are supported by the
issuer's right to           borrow from the Treasury, some are
supported by the discretionary           authority of the
Treasury to purchase certain obligations of the           issuer,
others are supported only by the credit of the issuing
government agency or instrumentality.  These agencies and
 instrumentalities include, but are not limited to, Federal Land
        Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home
         Loan Banks, Federal National Mortgage Association,
Federal Home           Loan Mortgage Association, and Student
Loan Marketing           Association.

          DEPOSITORY RECEIPTS

               American Depository Receipts ("ADRs"), Global
Depository           Receipts ("GDRs"), American Depository
Shares ("ADSs"), and           Global Depository Shares ("GDSs")
are depository instruments, the           issuance of which is
typically administered by a U.S. or foreign           bank or
trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation.
       Unsponsored programs are organized independently and
without the           cooperation of the issuer of the underlying
securities.  As a           result, available information
concerning the issuer may not be as           current as for
sponsored depository instruments and their prices           may
be more volatile than if they were sponsored by the issuers of the underlying securities.

          FOREIGN SECURITIES

               Investors should recognize that investing in
foreign           securities involves certain special
considerations, including           those set forth below and in
the Fund's Prospectus under           "Investing In International
Bond Markets" and "Special Risk           Considerations," which
are not typically associated with           investing in United
States securities and which may affect the           Fund's
performance favorably or unfavorably.

               Foreign stock markets have different clearance and
         settlement procedures and in certain markets there have
been           times when settlements have been unable to keep
pace with the           volume of securities transactions making
it difficult to conduct           such transactions.  Delays in
settlement could result in           temporary periods when
assets of the Fund are uninvested and no           return is
earned thereon.  The inability of the Fund to make
intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
The           inability to dispose of portfolio securities due to
settlement           problems could result either in losses to
the Fund due to           subsequent declines in the value of the
portfolio security or, if           the Fund has entered into a
contract to sell the security, in           possible liability to
the purchaser.  Fixed commissions on some           foreign
securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on each Fund's
portfolio           transactions.  Further, the Fund may
encounter difficulties or be           unable to pursue legal
remedies and obtain judgment in foreign           courts.  It may
be more difficult for the Fund's agents to keep
currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities.  Communications between the United States and foreign countries may be less reliable than within
the United           States, thus increasing the risk of delayed
settlements of           portfolio transactions or loss of
certificates for portfolio           securities.  Moreover,
individual foreign economies may differ           favorably or
unfavorably from the United States economy in such
respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and
balance of           payments position.  IMI seeks to mitigate
the risks to the Fund           associated with the foregoing
considerations through investment           variation and
continuous professional management.

          FOREIGN CURRENCIES

               Investment in foreign securities usually will
involve           currencies of foreign countries.  Moreover, the
Fund may           temporarily hold funds in bank deposits in
foreign currencies           during the completion of investment
programs and may purchase           forward foreign currency
contracts.  Because of these factors,           the value of the
assets of the Fund as measured in U.S. dollars           may be
affected favorably or unfavorably by changes in foreign
currency exchange rates and exchange control regulations, and the
         Fund may incur costs in connection with conversions
between           various currencies.  Although the Fund's
custodian values the           Fund's assets daily in terms of
U.S. dollars, the Fund does not           intend to convert its
holdings of foreign currencies into U.S.           dollars on a
daily basis.  The Fund will do so from time to time,
and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the
       difference (the "spread") between the prices at which they
are           buying and selling various currencies.  Thus, a
dealer may offer           to sell a foreign currency to the Fund
at one rate, while           offering a lesser rate of exchange
should the Fund desire to           resell that currency to the
dealer.  The Fund will conduct its           foreign currency
exchange transactions either on a spot (i.e.,           cash)
basis at the spot rate prevailing in the foreign currency
 exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

               Because the Fund normally will be invested in both
U.S. and           foreign securities markets, changes in the
Fund's share price may           have a low correlation with
movements in the U.S. markets.  The           Fund's share price
will reflect the movements of both the           different stock
and bond markets in which it is invested and of           the
currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance.  U.S. and foreign securities markets do
not always           move in step with each other, and the total
returns from           different markets may vary significantly.

          FORWARD FOREIGN CURRENCY CONTRACTS

               The Fund may enter into forward foreign currency
exchange           contracts in order to protect against
uncertainty in the level of           future foreign exchange
rates in the purchase and sale of           securities, but not
for speculative purposes.  A forward foreign           currency
exchange contract involves an obligation to purchase or
sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon
by the           parties, at a price set at the time of the
contract.  These           contracts may be bought or sold to
protect the Fund against a           possible loss resulting from
an adverse change in the relation-          ship between foreign
currencies and the U.S. dollar.  Although           such
contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same
time,           they tend to limit any potential gain that might
result should           the value of such currencies increase.

               The Fund will not enter into forward contracts or
maintain a           net exposure to such contracts where the
consummation of the           contract would obligate the Fund to
deliver an amount of currency           in excess of the value of
the Fund's portfolio securities or           other assets
denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

               The Fund will hold cash or liquid securities in a
segregated           account with its custodian in an amount
equal (on a daily marked-          to-market basis) to the amount
of the commitments under these           contracts.  At the
maturity of a forward contract, the Fund may           either
accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.  Closing purchase transactions with respect to
forward           contracts are usually effected with the
currency trader who is a           party to the original forward
contract.

          DEBT SECURITIES, IN GENERAL

               Investment in debt securities involves both
interest rate           and credit risk. Generally, the value of
debt instruments rises           and falls inversely with
fluctuations in interest rates. As           interest rates
decline, the value of debt securities generally
increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with
shorter           maturities. The market value of debt securities
also varies           according to the relative financial
condition of the issuer. In           general, lower-quality
bonds offer higher yields due to the           increased risk
that the issuer will be unable to meet its












          obligations on interest or principal payments at the
time called           for by the debt instrument.

          LOW-RATED DEBT SECURITIES

               The Fund may invest in corporate debt securities
rated Ba or           lower by Moody's, or BB or lower by S&P.
The Fund will not,           however, invest in securities that,
at the time of investment,           are rated lower than C by
either Moody's or S&P.  Securities           rated lower than Baa
or BBB (and comparable unrated securities)           are commonly
referred to as "high yield" or "junk" bonds and are
considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.  The lower the ratings of corporate debt
securities,           the more their risks render them like
equity securities.  (See           Appendix A for a more complete
description of the ratings           assigned by Moody's and S&P
and their respective
          characteristics.)

               While IMI may refer to ratings issued by
established credit           rating agencies, it is not IMI's
policy to rely exclusively on           such ratings, but rather
to supplement such ratings with its own           independent and
ongoing review of credit quality.  The Fund's
achievement of its investment objective may, to the extent of its investment in low-rated debt securities, be more
dependent upon           IMI's credit analysis than would be the
case if the Funds were           investing in higher quality
bonds.  Should the rating of a           portfolio security be
downgraded, IMI will determine whether it           is in the
relevant Fund's best interest to retain or dispose of
the security.  However, should any individual bond held by the
      Fund be downgraded below a rating of C, IMI currently
intends to           dispose of such bond based on then existing
market conditions.

               The secondary market on which low-rated debt
securities are           traded may be less liquid than the
market for higher grade bonds.            Less liquidity in the
secondary trading market could adversely           affect the
price at which the Fund could sell a low-rated debt
securities, and cause large fluctuations in the daily net asset value of the Fund's shares.  Adverse publicity and
investor           perceptions, whether or not based on
fundamental analysis, may           decrease the value and
liquidity of low-rated debt securities,           especially in a
thinly traded market.  When secondary markets for           high
yield securities become relatively less liquid, it may be
 more difficult to value the securities, requiring additional research and elements of judgment.  Prices for low-rated
debt           securities may be affected by legislative and
regulatory           developments.  (For example, Federal rules
require savings and           loan institutions to reduce
gradually their holdings of this type           of security).

          WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS

               When the Fund purchases new issues of securities
on a when-          issued basis, the Fund's custodian will
establish a segregated












          account for the Fund consisting of cash or liquid
securities           equal to the amount of the commitment.  If
the value of           securities in the account should decline,
additional cash or           securities will be placed in the
account so that the market value           of the account will
equal the amount of such commitments by the           Fund on a
daily basis.

               Securities purchased on a when-issued basis and
the           securities held in the Fund's portfolio are subject
to changes in           market value based upon various factors
including changes in the           level of market interest
rates.  Generally, the value of such           securities will
fluctuate inversely to changes in interest rates,           i.e.,
they will appreciate in value when market interest rates
decline and decrease in value when market interest rates rise.
       For this reason, placing securities rather than cash in
the           segregated account may have a leveraging effect on
the Fund's net           assets.  That is, to the extent that the
Fund remains           substantially fully invested in securities
at the same time that           it has committed to purchase
securities on a when-issued basis,           there will be
greater fluctuations in its net assets than if it           had
set aside cash to satisfy its purchase commitment.

               Upon the settlement date of the when-issued
securities, the           Fund ordinarily will meet its
obligation to purchase the           securities from available
cash flow, use of the cash (or           liquidation of
securities) held in the segregated account or sale           of
other securities.  Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of
the           when-issued securities themselves (which may have a
current           market value greater or less than the Fund's
payment obligation).            The sale of securities to meet
such obligations carries with it a           greater potential
for the realization of capital gains.

               The Fund may also enter into firm commitment
agreements for           the purchase of securities at an agreed-
upon price on a specified           future date.  During the time
that the Fund is obligated to           purchase such securities,
it will maintain in a segregated           account with its
custodian cash or liquid securities of an           aggregate
value sufficient to make payment for the securities.

          ZERO COUPON BONDS

               The Fund may purchase zero coupon bonds in
accordance with           its credit quality standards.  Zero
coupon bonds are debt           obligations issued without any
requirement for the periodic           payment of interest.  Zero
coupon bonds are issued at a           significant discount from
face value.  The discount approximates           the total amount
of interest the bonds would accrue and compound           over
the period until maturity at a rate of interest reflecting
  the market rate at the time of issuance.  The Fund, if it holds zero coupon bonds in its portfolio, however, would
recognize           income currently for Federal income tax
purposes in the amount of           the unpaid, accrued interest
and generally would be required to












          distribute dividends representing such income to
shareholders           currently, even though funds representing
such income would not           have been received by the Fund.
Cash to pay dividends           representing unpaid, accrued
interest may be obtained from sales           proceeds of
portfolio securities and Fund shares and from loan
proceeds.  The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds
may result           in the Fund being forced to sell portfolio
securities at a time           when the Fund might otherwise
choose not to sell these securities           and when the Fund
might incur a capital loss on such sales.            Because
interest on zero coupon obligations is not distributed to
 the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than
the           value of debt obligations which distribute income
regularly.

          RESTRICTED AND ILLIQUID SECURITIES

               It is the Fund's policy that restricted
securities,           including restricted securities offered and
sold to "qualified           institutional buyers" under Rule
144A under the Securities Act of           1933, and any other
illiquid securities (including repurchase           agreements of
more than seven days duration and other securities
which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's
net assets.            Issuers of restricted securities may not
be subject to the           disclosure and other investor
protection requirements that would           be applicable if
their securities were publicly traded.            Restricted
securities may be sold only in privately negotiated
transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act
of           1933.  Where a registration statement is required,
the Fund may           be required to bear all or part of the
registration expenses.            There may be a lapse of time
between the Fund's decision to sell           a restricted or
illiquid security and the point at which the Fund           is
permitted or able to sell such security.  If, during such a
   period, adverse market conditions were to develop, the Fund
might           obtain a price less favorable than the price that
prevailed when           it decided to sell.  Since it is not
possible to predict with           assurance that the market for
securities eligible for resale           under Rule 144A will
continue to be liquid, the Fund will           carefully monitor
each of its investments in these securities,           focusing
on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of
    illiquidity of the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

          OPTIONS TRANSACTIONS

               OPTIONS, IN GENERAL.   The Fund may engage in
transactions           in options on securities and stock indices
in accordance with the           Fund's stated investment
objective and policies.  The Fund may












          also purchase put options on securities and may
purchase and sell           (write) put and call options on stock
indices.  Options on           securities and stock indices
purchased or written by the Fund           will be limited to
options traded on national securities           exchanges, boards
of trade or similar entities, or in the OTC markets.

               A call option is a short-term contract (having a
duration of           less than one year) pursuant to which the
purchaser, in return           for the premium paid, has the
right to buy the security           underlying the option at the
specified exercise price at any time           during the term of
the option.  The writer of the call option,           who
receives the premium, has the obligation, upon exercise of
  the option, to deliver the underlying security against payment
of           the exercise price.  A put option is a similar
contract pursuant           to which the purchaser, in return for
the premium paid, has the           right to sell the security
underlying the option at the specified           exercise price
at any time during the term of the option.  The           writer
of the put option, who receives the premium, has the
obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things,
the           relationship of the exercise price to the market
price and           volatility of the underlying security, the
time remaining to           expiration of the option, supply and
demand, and interest           rates.

               If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction."  This is accomplished by buying an option of
the           same series as the option previously written.  The
effect of the           purchase is that the writer's position
will be cancelled by the           Options Clearing Corporation.
However, a writer may not effect a           closing purchase
transaction after it has been notified of the           exercise
of an option.  Likewise, an investor who is the holder
of an option may liquidate his or her position by effecting a
     "closing sale transaction."  This is accomplished by selling
an           option of the same series as the option previously
purchased.            There is no guarantee that either a closing
purchase or a closing           sale transaction can be effected
at any particular time or at any           acceptable price.  If
any call or put option is not exercised or           sold, it
will become worthless on its expiration date.

               The Fund will realize a gain (or a loss) on a
closing           purchase transaction with respect to a call or
a put previously           written by the Fund if the premium,
plus commission costs, paid           by the Fund to purchase the
call or the put is less (or greater)           than the premium,
less commission costs, received by the Fund on           the sale
of the call or the put.  A gain also will be realized if
a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium.  Any such gains
(or           losses) are considered short-term capital gains (or
losses) for           Federal income tax purposes.  Net short-
term capital gains, when













          distributed by the Fund, are taxable as ordinary
income.  See           "Taxation."

               The Fund will realize a gain (or a loss) on a
closing sale           transaction with respect to a call or a
put previously purchased           by the Fund if the premium,
less commission costs, received by           the Fund on the sale
of the call or the put is greater (or less)           than the
premium, plus commission costs, paid by the Fund to
purchase the call or the put.  If a put or a call expires
 unexercised, it will become worthless on the expiration date,
and           the Fund will realize a loss in the amount of the
premium paid,           plus commission costs.  Any such gain or
loss will be long-term           or short-term gain or loss,
depending upon the Fund's holding           period for the
option.

               Exchange-traded options generally have
standardized terms           and are issued by a regulated
clearing organization (such as the           Options Clearing
Corporation), which, in effect, guarantees the
completion of every exchange-traded option transaction.  In
   contrast, the terms of OTC options are negotiated by the Fund
and           its counterparty (usually a securities dealer or a
financial           institution) with no clearing organization
guarantee.  When the           Fund purchases an OTC option, it
relies on the party from whom it           has purchased the
option (the "counterparty") to make delivery of           the
instrument underlying the option.  If the counterparty fails to do so, the Fund will lose any premium paid for the option,
as           well as any expected benefit of the transaction.
Accordingly,           IMI will assess the creditworthiness of
each counterparty to           determine the likelihood that the
terms of the OTC option will be           satisfied.

               WRITING OPTIONS ON INDIVIDUAL SECURITIES.  The
Fund may           write (sell) covered call options on the
Fund's securities in an           attempt to realize a greater
current return than would be           realized on the securities
alone.  The Fund may also write           covered call options to
hedge a possible stock or bond market           decline (only to
the extent of the premium paid to the Fund for           the
options).  In view of the investment objectives of the Fund, the Fund generally would write call options only in
circumstances           where the investment adviser to the Fund
does not anticipate           significant appreciation of the
underlying security in the near           future or has otherwise
determined to dispose of the           security.

               The Fund may write covered call options as
described in the           Fund's Prospectus.  A "covered" call
option means generally that           so long as the Fund is
obligated as the writer of a call option,           the Fund will
(i) own the underlying securities subject to the
option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund.  Although the Fund receives premium income
from           these activities, any appreciation realized on an
underlying           security will be limited by the terms of the
call option.  The












          Fund may purchase call options on individual securities
only to           effect a "closing purchase transaction."

               As the writer of a call option, the Fund receives
a premium           for undertaking the obligation to sell the
underlying security at           a fixed price during the option
period, if the option is           exercised.  So long as the
Fund remains obligated as a writer of           a call option, it
forgoes the opportunity to profit from           increases in the
market price of the underlying security above           the
exercise price of the option, except insofar as the premium
   represents such a profit (and retains the risk of loss should
the           value of the underlying security decline).

               PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  The
Fund may           purchase a put option on an underlying
security owned by the Fund           as a defensive technique in
order to protect against an           anticipated decline in the
value of the security.  The Fund, as           the holder of the
put option, may sell the underlying security at           the
exercise price regardless of any decline in its market price.
      In order for a put option to be profitable, the market
price of           the underlying security must decline
sufficiently below the           exercise price to cover the
premium and transaction costs that           the Fund must pay.
These costs will reduce any profit the Fund           might have
realized had it sold the underlying security instead           of
buying the put option.  The premium paid for the put option
   would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.

               The Fund may also purchase a put option on an
underlying           security that it owns and at the same time
write a call option on           the same security with the same
exercise price and expiration           date.  Depending on
whether the underlying security appreciates           or
depreciates in value, the Fund would sell the underlying
security for the exercise price either upon exercise of the call option written by it or by exercising the put option held
by it.            The Fund would enter into such transactions in
order to profit           from the difference between the premium
received by the Fund for           the writing of the call option
and the premium paid by the Fund           for the purchase of
the put option, thereby increasing the Fund's           current
return. The Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

               PURCHASING AND WRITING OPTIONS ON SECURITIES
INDICES.  The           Fund may purchase and sell (write) put
and call options on           securities indices.  An index
assigns relative values to the           securities included in
the index and the index fluctuates with           changes in the
market values of the securities so included.            Options
on indices are similar to options on individual
securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a
specified           price, they give the purchaser the right to
receive cash.  The












          amount of cash is equal to the difference between the
closing           price of the index and the exercise price of
the option,           expressed in dollars, times a specified
multiple (the           "multiplier").  The writer of the option
is obligated, in return           for the premium received, to
make delivery of this amount.

               The multiplier for an index option performs a
function           similar to the unit of trading for a stock
option.  It determines           the total dollar value per
contract of each point in the           difference between the
exercise price of an option and the           current level of
the underlying index.  A multiplier of 100 means           that a
one-point difference will yield $100. Options on different indices have different multipliers.

               When the Fund writes a call or put option on a
stock index,           the option is "covered", in the case of a
call, or "secured", in           the case of a put, if the Fund
maintains in a segregated account           with the Custodian
cash or liquid securities equal to the           contract value.
A call option is also covered if the Fund holds           a call
on the same index as the call written where the exercise
price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the
exercise price           of the call written, provided that the
Fund maintains in a           segregated account with the
Custodian the difference in cash or           liquid securities.
A put option is also "secured" if the Fund           holds a put
on the same index as the put written where the           exercise
price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

               RISKS OF OPTIONS TRANSACTIONS.  The purchase and
writing of           options involves certain risks.  During the
option period, the           covered call writer has, in return
for the premium on the option,           given up the opportunity
to profit from a price increase in the           underlying
securities above the exercise price, but, as long as
its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.
The           writer of an option has no control over the time
when it may be           required to fulfill its obligation as a
writer of the option.            Once an option writer has
received an exercise notice, it cannot           effect a closing
purchase transaction in order to terminate its
obligation under the option and must deliver the underlying
   securities (or cash in the case of an index option) at the exercise price.  If a put or call option purchased by the
Fund is           not sold when it has remaining value, and if
the market price of           the underlying security (or index),
in the case of a put, remains           equal to or greater than
the exercise price or, in the case of a           call, remains
less than or equal to the exercise price, the Fund           will
lose its entire investment in the option.  Also, where a put or call option on a particular security (or index) is
purchased           to hedge against price movements in a related
security (or           securities), the price of the put or call
option may move more or












          less than the price of the related security (or
securities).  In           this regard, there are differences
between the securities and           options markets that could
result in an imperfect correlation           between these
markets, causing a given transaction not to achieve           its
objective.

               There can be no assurance that a liquid market
will exist           when the Fund seeks to close out an option
position.            Furthermore, if trading restrictions or
suspensions are imposed           on the options markets, the
Fund may be unable to close out a           position.  Finally,
trading could be interrupted, for example,           because of
supply and demand imbalances arising from a lack of
either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the
maximum           amount specified by the exchange.  Closing
transactions can be           made for OTC options only by
negotiating directly with the           counterparty or by a
transaction in the secondary market, if any           such market
exists.  There is no assurance that the Fund will be
able to close out an OTC option position at a favorable price prior to its expiration.  In the event of insolvency of the counterparty, the Fund might be unable to close out an
OTC option           position at any time prior to its
expiration.  Although the Fund           may be able to offset to
some extent any adverse effects of being           unable to
liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

               The Fund's options activities also may have an
impact upon           the level of its portfolio turnover and
brokerage commissions.            See "Portfolio Turnover."

               The Fund's success in using options techniques
depends,           among other things, on IMI's ability to
predict accurately the           direction and volatility of
price movements in the options and           securities markets,
and to select the proper type, time and           duration of
options.

          FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

               GENERAL.  The Fund may enter into futures
contracts and           options on futures contracts for hedging
purposes.  A futures           contract provides for the future
sale by one party and purchase           by another party of a
specified quantity of a commodity at a           specified price
and time.  When a purchase or sale of a futures
contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a
specified           amount of cash or U.S. Government securities
("initial margin").            The margin required for a futures
contract is set by the exchange           on which the contract
is traded and may be modified during the           term of the
contract.  The initial margin is in the nature of a
performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the
contract,           assuming all contractual obligations have
been satisfied.  A           futures contract held by the Fund is
valued daily at the official           settlement price of the
exchange on which it is traded.  Each day












          the Fund pays or receives cash, called "variation
margin," equal           to the daily change in value of the
futures contract.   This           process is known as "marking
to market."  Variation margin does           not represent a
borrowing or loan by the Fund but is instead a
settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market
its           open futures position.

               The Fund is also required to deposit and maintain
margin           with respect to put and call options on futures
contracts written           by it.  Such margin deposits will
vary depending on the nature of           the underlying futures
contract (and the related initial margin           requirements),
the current market value of the option, and other futures positions held by the Fund.

               Although some futures contracts call for making or
taking           delivery of the underlying securities, generally
these           obligations are closed out prior to delivery of
offsetting           purchases or sales of matching futures
contracts (same exchange,           underlying security or index,
and delivery month).  If an           offsetting purchase price
is less than the original sale price,           the Fund
generally realizes a capital gain, or if it is more, the
Fund generally realizes a capital loss.  Conversely, if an
  offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is
less, the           Fund generally realizes a capital loss.  The
transaction costs           must also be included in these
calculations.

               When purchasing a futures contract, the Fund will
maintain           with its Custodian (and mark-to-market on a
daily basis) cash,           U.S. Government securities, or other
high grade debt securities           that, when added to the
amounts deposited with a futures           commission merchant
("FCM") as margin, are equal to the market           value of the
futures contract.  Alternatively, the Fund may           "cover"
its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

               When selling a futures contact, the Fund will
maintain with           its custodian in a segregated account
(and mark-to-market on a           daily basis) cash or liquid
securities that, when added to the           amounts deposited
with an FCM as margin, are equal to the market           value of
the instruments underlying the contract.  Alternatively,
the Fund may "cover" its position by owning the instruments
   underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially
similar to           that of the index on which the futures
contract is based), or by           holding a call option
permitting the Fund to purchase the same           futures
contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).













               When selling a call option on a futures contract,
the Fund           will maintain with its custodian in a
segregated account (and           mark-to-market on a daily
basis) cash or liquid securities that,           when added to
the amounts deposited with an FCM as margin, equal           the
total market value of the futures contract underlying the
 call option.  Alternatively, the Fund may cover its position by entering into a long position in the same futures
contract at a           price no higher than the strike price of
the call option, by           owning the instruments underlying
the futures contract, or by           holding a separate call
option permitting the Fund to purchase           the same futures
contract at a price not higher than the strike           price of
the call option sold by that Fund.

               When selling a put option on a futures contract,
the Fund           will maintain with its custodian (and mark-to-
market on a daily           basis) cash, U.S. Government
securities, or other highly liquid           debt securities that
equal the purchase price of the futures           contract less
any margin on deposit.  Alternatively, the Fund may
cover the position either by entering into a short position in the same futures contract, or by owning a separate put
option           permitting it to sell the same futures contract
so long as the           strike price of the purchased put option
is the same or higher           than the strike price of the put
option sold by the Fund.

               The requirements for qualification as a regulated
investment           company also may limit the extent to which
the Fund may enter           into futures and futures options.

               INTEREST RATE FUTURES CONTRACTS.  The Fund may
engage in           interest rate futures contracts transactions
for hedging purposes           only.  An interest rate futures
contract is an agreement between           parties to buy or sell
a specified debt security at a set price           on a future
date.  The financial instruments that underlie           interest
rate futures contracts include long-term U.S. Treasury
bonds, U.S. Treasury notes, GNMA certificates, and three-month
      U.S. Treasury bills.  In the case of futures contracts
traded on           U.S. exchanges, the exchange itself or an
affiliated clearing           corporation assumes the opposite
side of each transaction (i.e.,           as buyer or seller).  A
futures contract may be satisfied or           closed out by
delivery or purchase, as the case may be in the           cash
financial instrument or by payment of the change in the cash value of the index.  Frequently, using futures to effect a particular strategy instead of using the underlying or
related           security will result in lower transaction costs
being           incurred.

               The Fund may sell interest rate futures contracts
in order           to hedge its portfolio securities whose value
may be sensitive to           changes in interest rates.  In
addition, the Fund could purchase           and sell these
futures contracts in order to hedge its holdings           in
certain common stocks (such as utilities, banks and savings
   and loans) whose value may be sensitive to changes in interest rates.  The Fund could sell interest rate futures
contracts in           anticipation of or during a market decline
to attempt to offset












          the decrease in market value of its securities that
might           otherwise result.  When the Fund is not fully
invested in           securities, it could purchase interest rate
futures in order to           gain rapid market exposure that may
in part or entirely offset           increases in the cost of
securities that it intends to purchase.            As such
purchases are made, an equivalent amount of interest rate
 futures contracts will be terminated by offsetting sales.  In a substantial majority of these transactions, the Fund
would           purchase such securities upon termination of the
futures position           whether the futures position results
from the purchase of an           interest rate futures contract
or the purchase of a call option           on an interest rate
futures contract, but under unusual market           conditions,
a futures position may be terminated without the corresponding purchase of securities.

               OPTIONS ON INTEREST RATE FUTURES CONTRACTS.  For
hedging           purposes, the Fund may also purchase and write
put and call           options on interest rate futures contracts
which are traded on a           U.S. exchange or board of trade
and sell or purchase such options           to terminate an
existing position.  Options on interest rate           futures
give the purchaser the right (but not the obligation), in
 return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a
time           during the period of the option.

               Transactions in options on interest rate futures
would           enable the Fund to hedge against the possibility
that           fluctuations in interest rates and other factors
may result in a           general decline in prices of debt
securities owned by the Fund.            Assuming that any
decline in the securities being hedged is           accomplished
by a rise in interest rates, the purchase of put
options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the particular Fund's portfolio securities
which have           been hedged.  However, if after the Fund
purchases or sells an           option on a futures contract, the
value of the securities being           hedged moves in the
opposite direction from that contemplated,           the Fund may
experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

               FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
OPTIONS.  The           Fund may engage in foreign currency
futures contracts and related           options transactions for
hedging purposes.  A foreign currency           futures contract
provides for the future sale by one party and           purchase
by another party of a specified quantity of a foreign currency at a specified price and time.

               An option on a foreign currency futures contract
gives the           holder the right, in return for the premium
paid, to assume a           long position (call) or short
position (put) in a futures           contract at a specified
exercise price at any time during the           period of the
option.  Upon the exercise of a call option, the           holder
acquires a long position in the futures contract and the













          writer is assigned the opposite short position.  In the
case of a           put option, the opposite is true.

               The Fund may purchase call and put options on
foreign           currencies as a hedge against changes in the
value of the U.S.           dollar (or another currency) in
relation to a foreign currency in           which portfolio
securities of the Fund may be denominated.  A           call
option  on a foreign currency gives the buyer the right to
  buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period
of           time.  The Fund may invest in options on foreign
currency which           are either listed on a domestic
securities exchange or traded on           a recognized foreign
exchange.

               In those situations where foreign currency options
may not           be readily purchased (or where such options may
be deemed           illiquid) in the currency in which the hedge
is desired, the           hedge may be obtained by purchasing an
option on a "surrogate"           currency, i.e., a currency
where there is tangible evidence of a           direct
correlation in the trading value of the two currencies.  A
  surrogate currency's exchange rate movements parallel that of
the           primary currency.  Surrogate currencies are used to
hedge an           illiquid currency risk, when no liquid hedge
instruments exist in           world currency markets for the
primary currency.

               The Fund will only enter into futures contracts
and futures           options which are standardized and traded
on a U.S. or foreign           exchange, board of trade, or
similar entity or quoted on an           automated quotation
system.  The Fund will not enter into a           futures
contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any
such           positions are "in-the-money," would exceed 5% of
the liquidation           value of that Fund's portfolio (or the
Fund's net asset value),           after taking into account
unrealized profits and unrealized           losses on any such
contracts the Fund has entered into.  A call           option is
"in-the-money" if the value of the futures contract
that is the subject of the option exceeds the exercise price.  A put option is "in the money" if the exercise price
exceeds the           value of the futures contract that is the
subject of the option.            For additional information
about margin deposits required with           respect to futures
contracts and options thereon, see "Futures           Contracts
and Options on Futures Contracts."

               RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS.
There           are several risks associated with the use of
futures contracts           and futures options as hedging
techniques.  A purchase or sale of           a futures contract
may result in losses in excess of the amount           invested
in the futures contract.  There can be no guarantee that
there will be a correlation between price movements in the
  hedging vehicle and in the Fund's portfolio securities being hedged.  In addition, there are significant differences
between           the securities and futures markets that could
result in an












          imperfect correlation between the markets, causing a
given hedge           not to achieve its objectives.  The degree
of imperfection of           correlation depends on circumstances
such as variations in           speculative market demand for
futures and futures options on           securities, including
technical influences in futures trading and           futures
options, and differences between the financial
instruments being hedged and the instruments underlying the
   standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of
        issuers.  A decision as to whether, when and how to hedge
         involves the exercise of skill and judgment, and even a well-
          conceived hedge may be unsuccessful to some degree
because of           market behavior or unexpected interest rate
trends.

               Futures exchanges may limit the amount of
fluctuation           permitted in certain futures contract
prices during a single           trading day.  The daily limit
establishes the maximum amount that           the price of a
futures contract may vary either up or down from           the
previous day's settlement price at the end of the current
 trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be
made           on that day at a price beyond that limit.  The
daily limit           governs only price movements during a
particular trading day and           therefore does not limit
potential losses because the limit may           work to prevent
the liquidation of unfavorable positions.  For           example,
futures prices have occasionally moved to the daily
limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions
and           subjecting some holders of futures contracts to
substantial           losses.

               There can be no assurance that a liquid market
will exist at           a time when the Fund seeks to close out a
futures or a futures           option position, and the Fund
would remain obligated to meet           margin requirements
until the position is closed.  In addition,           there can
be no assurance that an active secondary market will continue to exist.

               Currency futures contracts and options thereon may
be traded           on foreign exchanges.  Such transactions may
not be regulated as           effectively as similar transactions
in the United States; may not           involve a clearing
mechanism and related guarantees; and are           subject to
the risk of governmental actions affecting trading in,
or the prices of, foreign securities.  The value of such position also could be adversely affected by (i) other complex
foreign           political, legal and economic factors, (ii)
lesser availability           than in the United States of data
on which to make trading           decisions, (iii) delays in the
Fund's ability to act upon           economic events occurring in
foreign markets during non business           hours in the United
States, (iv) the imposition of different           exercise and
settlement terms and procedures and margin           requirements
than in the United States, and (v) lesser trading volume.













          SECURITIES INDEX FUTURES CONTRACTS

               The Fund may enter into securities index futures
contracts           as an efficient means of regulating the
Fund's exposure to the           equity markets.  An index
futures contract is a contract to buy           or sell units of
an index at a specified future date at a price           agreed
upon when the contract is made.  Entering into a contract
 to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index.
Entering into           a contract to sell units of an index is
commonly referred to as           selling a contract or holding a
short position.  The value of a           unit is the current
value of the stock index.  For example, the           S&P 500
Index is composed of 500 selected common stocks, most of
which are listed on the New York Stock Exchange (the "Exchange").
          The S&P 500 Index assigns relative weightings to the
500 common           stocks included in the Index, and the Index
fluctuates with           changes in the market values of the
shares of those common           stocks.  In the case of the S&P
500 Index, contracts are to buy           or sell 500 units.
Thus, if the value of the S&P 500 Index were           $150, one
contract would be worth $75,000 (500 units x $150).
The index futures contract specifies that no delivery of the actual securities making up the index will take place.
Instead,           settlement in cash must occur upon the
termination of the           contract, with the settlement being
the difference between the           contract price and the
actual level of the stock index at the           expiration of
the contract.  For example, if the Fund enters into           a
futures contract to buy 500 units of the S&P 500 Index at a
   specified future date at a contract price of $150 and the S&P
500           Index is at $154 on that future date, the Fund will
gain $2,000           (500 units x gain of $4).  If the Fund
enters into a futures           contract to sell 500 units of the
stock index at a specified           future date at a contract
price of $150 and the S&P 500 Index is           at $154 on that
future date, the Fund will lose $2,000 (500 units           x
loss of $4).

               RISKS OF SECURITIES INDEX FUTURES.  The Fund's
success in           using hedging techniques depends, among
other things, on IMI's           ability to predict correctly the
direction and volatility of           price movements in the
futures and options markets as well as in           the
securities markets and to select the proper type, time and
  duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

               The Fund's ability to hedge effectively all or a
portion of           its securities through transactions in index
futures (and           therefore the extent of its gain or loss
on such transactions)           depends on the degree to which
price movements in the underlying           index correlate with
price movements in the Fund's securities.            Inasmuch as
such securities will not duplicate the components of           an
index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount
as the           hedging instrument.  This risk will increase as
the composition












          of the Fund's portfolio diverges from the composition
of the           hedging instrument.

               Although the Fund intends to establish positions
in these           instruments only when there appears to be an
active market, there           is no assurance that a liquid
market will exist at a time when           the Fund seeks to
close a particular option or futures position.            Trading
could be interrupted, for example, because of supply and
demand imbalances arising from a lack of either buyers or
 sellers.  In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the
maximum amount           specified by the exchange.  In some
cases, the Fund may           experience losses as a result of
its inability to close out a           position, and it may have
to liquidate other investments to meet           its cash
needs.

               Although some index futures contracts call for
making or           taking delivery of the underlying securities,
generally these           obligations are closed out prior to
delivery by offsetting           purchases or sales of matching
futures contracts (same exchange,           underlying security
or index, and delivery month).  If an           offsetting
purchase price is less than the original sale price,
the Fund generally realizes a capital gain, or if it is more, the
         Fund generally realizes a capital loss.  Conversely, if
an           offsetting sale price is more than the original
purchase price,           the Fund generally realizes a capital
gain, or if it is less, the           Fund generally realizes a
capital loss.  The transaction costs           must also be
included in these calculations.

               The Fund will only enter into index futures
contracts or           futures options that are standardized and
traded on a U.S. or           foreign exchange or board of trade,
or similar entity, or quoted           on an automated quotation
system.  The Fund will use futures           contracts and
related options only for "bona fide hedging"           purposes,
as such term is defined in applicable regulations of the CFTC.

               When purchasing an index futures contract, the
Fund will           maintain with its custodian (and mark-to-
market on a daily basis)           cash, U.S. Government
securities, or other highly liquid debt           securities
that, when added to the amounts deposited with a
futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract.  Alternatively, the
Fund           may "cover" its position by purchasing a put
option on the same           futures contract with a strike price
as high as or higher than           the price of the contract
held by the Fund.

               When selling an index futures contract, the Fund
will           maintain with its custodian (and mark-to-market on
a daily basis)           liquid assets that, when added to the
amounts deposited with an           FCM as margin, are equal to
the market value of the instruments           underlying the
contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index
on which           the futures contract is based), or by holding
a call option           permitting the Fund to purchase the same
futures contract at a           price no higher than the price of
the contract written by the           Fund (or at a higher price
if the difference is maintained in           liquid assets with
the Fund's custodian).

               COMBINED TRANSACTIONS.  The Fund may enter into
multiple           transactions, including multiple options
transactions, multiple           futures transactions, multiple
currency transactions (including           forward currency
contracts) and multiple interest rate           transactions and
any combination of futures, options, currency           and
interest rate transactions ("component" transactions),
instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best
interests           of the Fund to do so.  A combined transaction
will usually           contain elements of risk that are present
in each of its           component transactions.  Although
combined transactions are           normally entered into based
on IMI's judgment that the combined           strategies will
reduce risk or otherwise more effectively achieve           the
desired portfolio management goal, it is possible that the
  combination will instead increase such risks or hinder achievement of the management objective.

               The requirements for qualification as a regulated
investment           company also may limit the extent to which
the Fund may enter           into futures, options or forward
contracts.  See "Taxation."

                               INVESTMENT RESTRICTIONS

               The Fund's investment objectives as set forth in
the           Prospectus under "Investment Objectives and
Policies," together           with the investment restrictions
set forth below, are fundamental           policies of the Fund
and may not be changed with respect to the           Fund without
the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

               (i)    Invest in real estate, real estate mortgage
loans,                       commodities, commodity futures
contracts or interests                       in oil, gas and/or
mineral exploration or development
programs, although the Fund may purchase and sell
     (a) securities which are secured by real estate,
         (b) securities of issuers which invest or deal in real estate, and (c) futures contracts and related options;

               (ii)   Make investments in securities for the
purpose of                       exercising control over or
management of the issuer;

               (iii)  Participate on a joint or a joint and
several basis                       in any trading account in
securities.  The "bunching"                       of orders of
the Fund--or of the Fund and of other
accounts under the investment management of the persons rendering investment advice to the Fund--for the sale or purchase of portfolio
securities shall                       not be considered
participation in a joint securities                       trading
account;

               (iv)   Purchase securities on margin, except such
short-term                       credits as are necessary for the
clearance of                       transactions; the deposit or
payment by a Fund of                       initial or variation
margin in connection with                       futures contracts
or related options transactions is                       not
considered the purchase of a security on margin;

               (v)    Make loans, except that this restriction
shall not                       prohibit (a) the purchase and
holding of a portion of                       an issue of
publicly distributed debt securities,                       (b)
the lending of portfolio securities (provided
 that the loan is secured continuously by collateral
        consisting of U.S. Government securities or cash or
               cash equivalents maintained on daily marked-to-
market                       basis in an amount at least equal to
the current                       market value of the securities
loaned), or (c) entry                       into repurchase
agreements with banks or broker-                      dealers;

               (vi)   Borrow money, except as a temporary measure
for                       extraordinary or emergency purposes or
except in                       connection with reverse
repurchase agreements                       provided that the
Fund maintains net asset coverage                       of at
least 300% for all borrowings;

               (vii)  Mortgage, pledge, hypothecate or in any
manner                       transfer, as security for
indebtedness, any                       securities owned or held
by the Fund (except as may                       be necessary in
connection with permitted borrowings                       and
then not in excess of 20% of the Fund's total
 assets); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, short sales, futures contracts and options on future contracts;

               (viii) Purchase the securities of issuers
conducting their                       principal business
activities in the same industry if
immediately after such purchase the value of the
    Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

               (ix)   Act as an underwriter of securities;

               (x)    Make short sales of securities or maintain
a short                       position; or

               (xii)  Issue senior securities, except insofar as
the Fund                       may be deemed to have issued a
senior security in                       connection with any
repurchase agreement or any                       permitted
borrowing.













                               ADDITIONAL RESTRICTIONS

               The Fund has adopted the following additional
restrictions,           which are not fundamental and which may
be changed without           shareholder approval, to the extent
permitted by applicable law,           regulation or regulatory
policy.

               Under these restrictions, the Fund may not:

               (i)    purchase or sell real estate limited
partnership                       interests;

               (ii)   purchase or sell interests in oil, gas and
mineral                       leases (other than securities of
companies that                       invest in or sponsor such
programs);

               (iii)  purchase or retain securities of any
company if, to                       the knowledge of the Trust,
officers and Trustees of                       the Trust and
officers and directors of the Manager,
Mackenzie Investment Management Inc. ("MIMI") or
    Mackenzie Financial Corporation ("MFC") who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities;

               (iv)   purchase any security if as a result the
Fund would                       then have more than 5% of its
total assets (taken at                       current value)
invested in securities of companies
(including predecessors) less than three years old;

                (v)   invest more than 10% of its net assets
taken at                       market value at the time of the
investment in                       "illiquid securities" and the
Fund may not invest                       more than 5% of its
total assets in restricted                       securities;
Illiquid securities may include                       securities
subject to legal or contractual
restrictions on resale (including private
placements), repurchase agreements maturing in more
       than seven days, certain options traded over the
           counter that the Fund has purchased, securities being
                    used to cover certain options that the Fund
has                       written, securities for which market
quotations are                       not readily available, or
other securities which                       legally or in the
Manager's opinion, subject to the                       Board's
supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

               (vi)   purchase securities of other investment
companies,                       except in connection with a
merger, consolidation or                       sale of assets,
and except that the Fund may purchase












                      shares of other investment companies
subject to such                       restrictions as may be
imposed by the Investment                       Company Act of
1940 (the "1940 Act") and rules                       thereunder
or by any state in which shares of the                       Fund
are registered;

               Whenever an investment objective, policy or
restriction set           forth in the Prospectus or this SAI
states a maximum percentage           of assets that may be
invested in any security or other asset or           describes a
policy regarding quality standards, such percentage
limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered
into.            Accordingly, if a percentage limitation is
adhered to at the time           of investment, a later increase
or decrease in the percentage           which results from
circumstances not involving any affirmative           action by
the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.


                           ADDITIONAL RIGHTS AND PRIVILEGES

          The Trust offers and (except as noted below) bears the
cost of           providing to investors the following rights and
privileges.  The           Trust reserves the right to amend or
terminate any one or more of           these rights and
privileges.  Notice of amendments to or           terminations of
rights and privileges will be provided to           shareholders
in accordance with applicable law.

               Certain of the rights and privileges described
below refer           to funds other than the Fund whose shares
are distributed by Ivy           Mackenzie Distributors, Inc.
("IMDI").  These funds are:  Ivy           Asia Pacific Fund, Ivy
Bond Fund, Ivy Canada Fund, Ivy China           Region Fund, Ivy
Emerging Growth Fund, Ivy Global Fund, Ivy           Global
Natural Resources Fund, Ivy Global Science & Technology
Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II (expected effective date of May 13, 1997),
        Ivy International Fund, Ivy International Small Companies
Fund,           Ivy Latin America Strategy Fund, Ivy Money Market
Fund, Ivy New           Century Fund and Ivy Pan-Europe Fund
(expected effective date of           May 13, 1997)(the other
seventeen series of the Trust); and           Mackenzie
California Municipal Fund, Mackenzie Limited Term
Municipal Fund, Mackenzie National Municipal Fund and Mackenzie
       New York Municipal Fund (the four series of Mackenzie
Series           Trust) (collectively, with the Fund, the "Ivy
Mackenzie Funds").            Shareholders should obtain a
current prospectus for these funds           before exercising
any right or privilege that may relate to           them.

          AUTOMATIC INVESTMENT METHOD

               The Automatic Investment Method, which enables a
shareholder           to have specified amounts automatically
drawn each month from his           or her bank for investment in
Fund shares, is available for Class












          A, Class B and Class C shares. The minimum initial and subsequent investment pursuant to this plan is $50 per
month           (except in the case of a tax qualified retirement
plan for which           the minimum initial and subsequent
investment is $25 per month).            A shareholder may
terminate the Automatic Investment Method at           any time
upon delivery to Ivy Mackenzie Services Corp. ("IMSC")
of telephone instructions or written notice from the shareholder.
          See "Automatic Investment Method" in the Prospectus.
To begin           the plan, complete Sections 6A and 7B of the
Account           Application.

          EXCHANGE OF SHARES

               As described in the Prospectus, shareholders of
the Fund           have an exchange privilege with certain other
Ivy Mackenzie Funds           (except Ivy International Fund
unless you have an existing Ivy           International Fund
account).  Before effecting an exchange,           shareholders
of the Fund should obtain and read the currently effective prospectus for the Ivy Mackenzie Fund into which the exchange is to be made.

               INITIAL SALES CHARGE SHARES.  Class A shareholders
may           exchange their Class A shares ("outstanding Class A
shares") for           Class A shares of another Ivy Mackenzie
Fund ("new Class A           Shares") on the basis of the
relative net asset value per Class A           share, plus (in
the case of funds other than Ivy Money Market           Fund) an
amount equal to the difference, if any, between the
sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on
the           new Class A shares.  (The additional sales charge
will be waived           for Class A shares that have been
invested for a period of 12           months or longer.)  Class A
shareholders may also exchange their           shares for Class A
shares of Ivy Money Market Fund (no initial           sales
charge will be assessed at the time of such an exchange).

               CONTINGENT DEFERRED SALES CHARGE SHARES

               CLASS A:  Class A shareholders may exchange their
Class A           shares that are subject to a contingent
deferred sales charge           ("CDSC"), as described in the
Prospectus ("outstanding Class A           shares"), for Class A
shares of another Ivy Mackenzie Fund ("new           Class A
shares") on the basis of the relative net asset value per
 Class A share, without the payment of any CDSC that would
  otherwise be due upon the redemption of the outstanding Class A shares.  Class A shareholders of the Fund exercising the
exchange           privilege will continue to be subject to the
Fund's CDSC period           following an exchange if such
schedule is higher (or such period           is longer) than the
CDSC period, if any, applicable to the new           Class A
shares.

               For purposes of computing the CDSC that may be
payable upon           the redemption of the new Class A shares,
the holding period of













          the outstanding Class A shares is "tacked" onto the
holding           period of the new Class A shares.

               CLASS B:  Class B shareholders may exchange their
Class B           shares ("outstanding Class B shares") for Class
B shares of           another Ivy Mackenzie Fund ("new Class B
shares") on the basis of           the relative net asset value
per Class B share, without the           payment of any CDSC that
would otherwise be due upon the           redemption of the
outstanding Class B shares.  Class B           shareholders of
the Fund exercising the exchange privilege will
continue to be subject to the Fund's CDSC schedule (or period)
      following an exchange if such schedule is higher (or such
period           is longer) than the CDSC schedule (or period)
applicable to the           new Class B shares.

               Class B shares of the Fund acquired through an
exchange of           Class B shares of another Ivy Mackenzie
Fund will be subject to           the Fund's CDSC schedule (or
period) if such schedule is higher           (or such period is
longer) than the CDSC schedule (or period)           applicable
to the Ivy Mackenzie Fund from which the exchange was made.

               For purposes of both the conversion feature and
computing           the CDSC that may be payable upon the
redemption of the new           Class B shares (prior to
conversion), the holding period of the           outstanding
Class B shares is "tacked" onto the holding period of the new Class B shares.

               The following CDSC table ("Table 1") applies to
Class B           shares of the Fund, Ivy Asia Pacific Fund, Ivy
Bond Fund, Ivy           Canada Fund, Ivy China Region Fund, Ivy
Emerging Growth Fund, Ivy           Global Fund, Ivy Global
Natural Resources Fund, Ivy Global           Science & Technology
Fund, Ivy Growth Fund, Ivy Growth with           Income Fund, Ivy
International Fund II (expected effective date           of May
13, 1997), Ivy International Fund, Ivy International Small
  Companies Fund, Ivy Latin America Strategy Fund, Ivy New
Century           Fund, Ivy Pan-Europe Fund (expected effective
date of May 13,           1997), Mackenzie California Municipal
Fund, Mackenzie National           Municipal Fund and Mackenzie
New York Municipal Fund ("Table 1           Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                              5%
               Second                             4%
               Third                              3%
               Fourth                             3%
               Fifth                              2%
               Sixth                              1%
               Seventh and thereafter             0%













               The following CDSC table ("Table 2") applies to
Class B           shares of Mackenzie Limited Term Municipal Fund
("Table 2           Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                              3%
               Second                             2.5%
               Third                              2%
               Fourth                             1.5%
               Fifth                              1%
               Sixth and thereafter               0%

               The CDSC schedule for Table 1 Funds is higher (and
the           period is longer) than the CDSC schedule (and
period) for Table 2           Funds.

               If a shareholder exchanges Class B shares of a
Table 1 Fund           for Class B shares of a Table 2 Fund,
Table 1 will continue to           apply to the Class B shares
following the exchange.  For example,           an investor may
decide to exchange Class B shares of a Table 1           Fund
("outstanding Class B shares") for Class B shares of a Table
    2 Fund ("new Class B shares") after having held the
outstanding           Class B shares for two years.  The 4% CDSC
that generally would           apply to a redemption of
outstanding Class B shares held for two           years would not
be deducted at the time of the exchange.  If,           three
years later, the investor redeems the new Class B shares, a
   2% CDSC will be assessed upon the redemption because by
"tacking"           the two year holding period of the
outstanding Class B shares           onto the three year holding
period of the new Class B shares, the           investor will be
deemed to have held the new Class B shares for           five
years.

               If a shareholder exchanges Class B shares of a
Table 2 Fund           for Class B shares of a Table 1 Fund,
Table 1 will apply to the           Class B shares following the
exchange.  For example, an investor           may decide to
exchange Class B shares of a Table 2 Fund           ("outstanding
Class B shares") for Class B shares of a Table 1           Fund
("new Class B shares") after having held the outstanding
Class B shares for two years.  The 2.5% CDSC that generally would apply to a redemption of outstanding Class B shares held
for two           years would not be deducted at the time of the
exchange.  If,           three years later, the investor redeems
the new Class B shares, a           2% CDSC will be assessed upon
the redemption because by "tacking"           the two year
holding period of the outstanding Class B shares           onto
the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares
for           five years.

               CLASS C.  Class C shareholders may exchange their
Class C           shares ("outstanding Class C shares") for Class
C shares of












          another Ivy Mackenzie Fund ("new Class C shares") on
the basis of           the relative net asset value per Class C
share, without the           payment of any CDSC that would
otherwise be due upon redemption.            (Class C shares are
subject to a CDSC of 1% if redeemed within           one year of
the date of purchase).

               ALL CLASSES.  The minimum amount which may be
exchanged into           an Ivy Mackenzie Fund in which shares
are not already held is           $1,000.  No exchange out of the
Fund (other than by a complete           exchange of all Fund
shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000.
Exchanges are available only in states where the exchange can legally be made.

               Each exchange will be made on the basis of the
relative net           asset values per share of each fund of the
Ivy Mackenzie Funds           next computed following receipt by
IMSC of telephone instructions           or a properly executed
request. Exchanges, whether written or           telephonic, must
be received by IMSC by the close of regular           trading on
the Exchange (normally 4:00 p.m., eastern time) to
receive the price computed on the day of receipt.  Exchange
   requests received after that time will receive the price next determined following receipt of the request.  The
exchange           privilege may be modified or terminated at any
time, upon at           least 60 days' notice to the extent
required by applicable law.            See "Redemptions."

               An exchange of shares between any of the Ivy
Mackenzie Funds           will result in a taxable gain or loss.
Generally, this will be a           capital gain or loss (long-
term or short-term, depending on the           holding period of
the shares) in the amount of the difference           between the
net asset value of the shares surrendered and the
shareholder's tax basis for those shares.  However, in certain circumstances, shareholders will be ineligible to take
sales           charges into account in computing taxable gain or
loss on an           exchange.  See "Taxation."

               With limited exceptions, gain realized by a tax-
deferred           retirement plan will not be taxable to the
plan and will not be           taxed to the participant until
distribution.  Each investor           should consult his or her
tax adviser regarding the tax           consequences of an
exchange transaction.

          LETTER OF INTENT

               Reduced sales charges apply to initial investments
in           Class A shares of the Fund made pursuant to a non-
binding Letter           of Intent.  A Letter of Intent may be
submitted by an individual,           his or her spouse and
children under the age of 21, or a trustee           or other
fiduciary of a single trust estate or single fiduciary
account.  See the Account Application in the Prospectus.  Any
     investor may submit a Letter of Intent stating that he or
she           will invest, over a period of 13 months, at least
$100,000 in           Class A shares of the Fund.  A Letter of
Intent may be submitted












          at the time of an initial purchase of Class A shares of
the Fund           or within 90 days of the initial purchase, in
which case the           Letter of Intent will be back-dated.  A
shareholder may include,           as an accumulation credit, the
value (at the applicable offering           price) of all Class A
shares of the Fund, Ivy Asia Pacific Fund,           Ivy Bond
Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy
Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural
 Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth
         Fund, Ivy Growth with Income Fund, Ivy International
Fund II           (expected effective date of may 13, 1997), Ivy
International           Fund, Ivy International Small Companies
Fund, Ivy Latin America           Strategy Fund, Ivy Pan-Europe
Fund (expected effective date of           may 13, 1997), Ivy New
Century Fund, Mackenzie California           Municipal Fund,
Mackenzie Limited Term Municipal Fund, Mackenzie
National Municipal Fund, and Mackenzie New York Municipal Fund
      (and shares that have been exchanged into Ivy Money Market
Fund           from any of the other funds in the Ivy Mackenzie
Funds) held of           record by him or her as of the date of
his or her Letter of           Intent.  During the term of the
Letter of Intent, the Fund's           transfer agent will hold
Class A shares representing 5% of the           indicated amount
(less any accumulation credit value) in escrow.            The
escrowed Class A shares will be released when the full
indicated amount has been purchased.  If the full indicated
   amount is not purchased during the term of the Letter of
Intent,           the investor is required to pay IMDI an amount
equal to the           difference between the dollar amount of
sales charge that he or           she has paid and that which he
or she would have paid on his or           her aggregate
purchases if the total of such purchases had been           made
at a single time.  Such payment will be made by an automatic liquidation of Class A shares in the escrow account.  A
Letter of           Intent does not obligate the investor to buy
or the Trust to sell           the indicated amount of Class A
shares, and the investor should           read carefully all the
provisions of such letter before           signing.

          RETIREMENT PLANS

               Shares may be purchased in connection with several
types of           tax-deferred retirement plans.  Shares of more
than one fund           distributed by IMDI may be purchased in a
single application           establishing a single plan account,
and shares held in such an           account may be exchanged
among the funds in the Ivy Mackenzie           Funds in
accordance with the terms of the applicable plan and the
exchange privilege available to all shareholders.  Initial and subsequent purchase payments in connection with tax-
deferred           retirement plans must be at least $25 per
participant.

               The following fees will be charged to individual
shareholder           accounts as described in the retirement
prototype plan document:

               Retirement Plan New Account Fee           no fee
            Retirement Plan Annual Maintenance Fee    $10.00 per
account














               For shareholders whose retirement accounts are
diversified           across several funds of the Ivy Mackenzie
Funds, the annual           maintenance fee will be limited to
not more than $20.

               The following discussion describes the tax
treatment of           certain tax-deferred retirement plans
under current Federal           income tax law.  State income tax
consequences may vary.  An           individual considering the
establishment of a retirement plan           should consult with
an attorney and/or an accountant with respect           to the
terms and tax aspects of the plan.

               INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of the
Trust may be           used as a funding medium for an Individual
Retirement Account           ("IRA").  Eligible individuals may
establish an IRA by adopting a           model custodial account
available from IMSC, who may impose a           charge for
establishing the account. Individuals should consult their tax advisers before investing IRA assets in the Fund (which primarily distributes exempt-interest dividends).

               An individual who has not reached age 70-1/2 and
who           receives compensation or earned income is eligible
to contribute           to an IRA, whether or not he or she is an
active participant in a           retirement plan.  An individual
who receives a distribution from           another IRA, a
qualified retirement plan, a qualified annuity           plan or
a tax-sheltered annuity or custodial account ("403(b)
plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution
either           directly or within 60 days after its receipt.
Tax advice should           be obtained in connection with
planning a rollover contribution           to an IRA.

               In general, an eligible individual may contribute
up to the           lesser of $2,000 or 100% of his or her
compensation or earned           income to an IRA each year.  If
a husband and wife are both           employed, and both are
under age 70-1/2, each may set up his or           her own IRA
within these limits.  If both earn at least $2,000           per
year, the maximum potential contribution is $4,000 per year
   for both.  For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned
income of           the spouses is at least $4,000, a
contribution of up to $2,000           may be made to each
spouse's IRA. For years before 1997, however,            if one
spouse has (or elects to be treated as having) no earned
income for IRA purposes for a year, the working spouse may
  contribute up to the lesser of $2,250 or 100% of his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than $2,000 is contributed
to the           IRA of one spouse.  Rollover contributions are
not subject to           these limits.

               An individual may deduct his or her annual
contributions to           an IRA in computing his or her Federal
income tax within the           limits described above, provided
he or she (or his or her spouse,           if they file a joint
Federal income tax return) is not an active           participant
in a qualified retirement plan (such as a qualified












          corporate, sole proprietorship, or partnership pension,
profit           sharing, 401(k) or stock bonus plan), qualified
annuity plan,           403(b) plan, simplified employee pension,
or governmental plan.            If he or she (or his or her
spouse) is an active participant, a           full deduction is
only available if he or she has adjusted gross           income
that is less than a specified level ($40,000 for married
couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return).
The           deduction is phased out ratably for active
participants with           adjusted gross income between certain
levels ($40,000 and $50,000           for married individuals
filing a joint return, $25,000 and           $35,000 for single
individuals, and $0 and $10,000 for married           individuals
filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions.  Rollover
contributions are           not includible in income for Federal
income tax purposes and           therefore are not deductible
from it.

               Generally, earnings on an IRA are not subject to
current           Federal income tax until distributed.
Distributions attributable           to tax-deductible
contributions and to IRA earnings are taxed as           ordinary
income.  Distributions of non-deductible contributions
are not subject to Federal income tax.  In general, distributions from an IRA to an individual before he or she reaches
age 59-1/2           are subject to a nondeductible penalty tax
equal to 10% of the           taxable amount of the distribution.
The 10% penalty tax does not           apply to amounts withdrawn
from an IRA after the individual           reaches age 59-1/2,
becomes disabled or dies, or if withdrawn in           the form
of substantially equal payments over the life or life
expectancy of the individual and his or her designated benefi-
     ciary, if any, or rolled over into another IRA, or, for
years           after 1996, amounts withdrawn and used to pay for
deductible           medical expenses and amounts withdrawn by
certain unemployed           individuals not in excess of amounts
paid for certain health           insurance premiums.
Distributions must begin to be withdrawn not           later than
April 1 of the calendar year following the calendar
year in which the individual reaches age 70-1/2.  Failure to take certain minimum required distributions will result in
the           imposition of a 50% non-deductible penalty tax.
Extremely large           distributions in any one year (other
than 1997, 1998 or 1999)           from an IRA (or from an IRA
and other retirement plans) may also           result in a
penalty tax.

               QUALIFIED PLANS:  For those self-employed
individuals who           wish to purchase shares of one or more
of the funds in the Ivy           Mackenzie Funds through a
qualified retirement plan, a Custodial           Agreement and a
Retirement Plan are available from IMSC.  The
Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan.  A profit sharing plan permits
an           annual contribution to be made in an amount
determined each year           by the self-employed individual
within certain limits prescribed           by law.  A money
purchase pension plan requires annual           contributions at
the level specified in the Custodial Agreement.













          There is no set-up fee for qualified plans and the
annual           maintenance fee is $20.00 per account.

               In general, if a self-employed individual has any
common law           employees, employees who have met certain
minimum age and service           requirements must be covered by
the Retirement Plan.  A self-          employed individual
generally must contribute the same percentage           of income
for common law employees as for himself or herself.

               A self-employed individual may contribute up to
the lesser           of $30,000 or 25% of compensation or earned
income to a money           purchase pension plan or to a
combination profit sharing and           money purchase pension
plan arrangement each year on behalf of           each
participant.  To be deductible, total contributions to a
profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the
plan,           and total contributions to a combination money
purchase-profit           sharing arrangement generally may not
exceed 25% of the total           compensation or earned income
of all participants.  The amount of           compensation or
earned income of any one participant that may be
included in computing the deduction is limited (generally to
    $150,000 for benefits accruing in plan years beginning after
        1993, with annual inflation adjustments).  A self-
employed           individual's contributions to a retirement
plan on his or her own           behalf must be deducted in
computing his or her earned           income.

               Corporate employers may also adopt the Custodial
Agreement           and Retirement Plan for the benefit of their
eligible employees.            Similar contribution and deduction
rules apply to corporate           employers.

               Distributions from the Retirement Plan generally
are made           after a participant's separation from service.
A 10% penalty tax           generally applies to distributions to
an individual before he or           she reaches age 59-1/2,
unless the individual (1) has reached age           55 and
separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
       (5) takes the withdrawal as part of a series of
substantially           equal payments over his or her life
expectancy or the joint life           expectancy of himself or
herself and a designated beneficiary; or           (6) rolls over
the distribution.

               The Fund's transfer agent will arrange for
Investors Bank &           Trust to furnish custodial services to
the employer and any           participating employees.

               DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
CHARITABLE           ORGANIZATIONS ("403(b)(7) ACCOUNT"):
Section 403(b)(7) of the           Internal Revenue Code of 1986,
as amended (the "Code"), permits           public school systems
and certain charitable organizations to use           mutual fund
shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose












          employees wish to purchase shares of the Trust in
conjunction           with such an arrangement.  The sales charge
for purchases of less           than $10,000 of Class A shares is
set forth under "Retirement           Plans" in the Prospectus.
Sales charges for purchases of $10,000           or more of Class
A shares are the same as those set forth under           "Initial
Sales Charge Alternative -- Class A Shares" in the
Prospectus. The special application for a 403(b)(7) Account is available from IMSC.

               Distributions from the 403(b)(7) Account may be
made only           following death, disability, separation from
service, attainment           of age 59-1/2, or incurring a
financial hardship.  A 10% penalty           tax generally
applies to distributions to an individual before he           or
she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes
disabled;           (3) uses the withdrawal to pay tax-deductible
medical expenses;           (4) takes the withdrawal as part of a
series of substantially           equal payments over his or her
life expectancy or the joint life           expectancy of himself
or herself and a designated beneficiary; or           (5) rolls
over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

               SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAs:  An
employer may           deduct contributions to a SEP up to the
lesser of $30,000 or 15%           of compensation.  SEP accounts
generally are subject to all rules           applicable to IRA
accounts, except the deduction limits, and are           subject
to certain employee participation requirements.  No new
salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-
          salary reduction SEPs may continue to be established as
well as           maintained after 1996.

               SIMPLE PLANS: An employer may establish a SIMPLE
IRA or a           SIMPLE 401(k) for years after 1996. An
employee can make pre-tax           salary reduction
contributions to a SIMPLE Plan, up to $6,000 a           year.
Subject to certain limits, the employer will either match a
   portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without
regard to the           amount the employee contributes. An
employer cannot maintain a           SIMPLE Plan for its
employees if any contributions or benefits           are credited
to those employees under any other qualified           retirement
plan maintained by the employer.

          REINVESTMENT PRIVILEGE

               Shareholders who have redeemed Class A shares of
the Fund           may reinvest all or a part of the proceeds of
the redemption back           into Class A shares of the Fund at
net asset value (without a           sales charge) within 60 days
from the date of redemption.  This           privilege may be
exercised only once.  The reinvestment will be           made at
the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested.  No compensation will be paid to any sales
personnel           or dealer in connection with the transaction.

               Any redemption is a taxable event.  A loss
realized on a           redemption generally may be disallowed
for tax purposes if the           reinvestment privilege is
exercised within 30 days after the           redemption.  In
certain circumstances, shareholders will be           ineligible
to take sales charges into account in computing           taxable
gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

          RIGHTS OF ACCUMULATION

               A scale of reduced sales charges applies to any
investment           of $50,000 or more in Class A shares of the
Fund.  See "Initial           Sales Charge Alternative -- Class A
Shares" in the Prospectus.            The reduced sales charge is
applicable to investments made at one           time by an
individual, his or her spouse and children under the
age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension,
profit           sharing or other employee benefit trust created
pursuant to a           plan qualified under Section 401 of the
Code).  It is also           applicable to current purchases of
all of the funds in the Ivy           Mackenzie Funds (except Ivy
Money Market Fund) by any of the           persons enumerated
above, where the aggregate quantity of Class A           shares
of the Fund, Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy
Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy
         Global Fund, Ivy Global Natural Resources Fund, Ivy
Global           Science & Technology Fund, Ivy Growth Fund, Ivy
Growth with           Income Fund, Ivy International Fund II
(expected effective date           of May 13, 1997), Ivy
International Fund, Ivy International Small           Companies
Fund, Ivy Latin America Strategy Fund, Ivy New Century
Fund, Ivy Pan-Europe Fund (expected effective date of May 13,
     1997), Mackenzie California Municipal Fund, Mackenzie
Limited           Term Municipal Fund, Mackenzie National
Municipal Fund and           Mackenzie New York Municipal Fund
(and shares that have been           exchanged into Ivy Money
Market Fund from any of the other funds           in the Ivy
Mackenzie Funds) and of any other investment company
distributed by IMDI, previously purchased or acquired and
 currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for the Ivy
International           Fund II (expected effective date of May
13, 1997), Ivy Asia           Pacific Fund, Ivy Canada Fund, Ivy
China Region Fund, Ivy           Emerging Growth Fund, Ivy Global
Fund, Ivy Global Natural           Resources Fund, Ivy Global
Science & Technology Fund, Ivy Growth           Fund, Ivy Growth
with Income Fund, Ivy International Fund, Ivy
International Small Companies Fund, Ivy Latin America Strategy
      Fund, Ivy New Century Fund and Ivy Pan-Europe Fund
(expected           effective date of May 13, 1997); $100,000 or
more for the Fund,           Ivy Bond Fund, Mackenzie California
Municipal Fund, Mackenzie           National Municipal Fund and
Mackenzie New York Municipal Fund; or           $25,000 or more
for Mackenzie Limited Term Municipal Fund.













               At the time an investment takes place, IMSC must
be notified           by the investor or his or her dealer that
the investment           qualifies for the reduced sales charge
on the basis of previous           investments.  The reduced
sales charge is subject to confirmation           of the
investor's holdings through a check of the Fund's records.

          SYSTEMATIC WITHDRAWAL PLAN

               A shareholder may establish a Systematic
Withdrawal Plan (a           "Withdrawal Plan"), by telephone
instructions or by delivery to           IMSC of a written
election to have his or her shares withdrawn
periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in the shareholder's name,
properly           endorsed by the shareholder.  To be eligible
to elect a           Withdrawal Plan, a shareholder must have at
least $5,000 in his           or her account.  A Withdrawal Plan
may not be established if the           investor is currently
participating in  the Automatic Investment           Method.  A
Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

               A redemption under a Withdrawal Plan is a taxable
event.            Shareholders contemplating participating in a
Withdrawal Plan           should consult their tax advisers.

               Additional investments made by investors
participating in a           Withdrawal Plan must equal at least
$1,000 each while the           Withdrawal Plan is in effect.
Making additional purchases while           a Withdrawal Plan is
in effect may be disadvantageous to the           investor
because of applicable initial sales charges or CDSCs.

               An investor may terminate his or her participation
in the           Withdrawal Plan at any time by delivering
written notice to IMSC.            If all shares held by the
investor are liquidated at any time,           participation in
the Withdrawal Plan will terminate           automatically.  The
Trust or IMSC may terminate the Withdrawal           Plan option
at any time after reasonable notice to shareholders.

          GROUP SYSTEMATIC INVESTMENT PROGRAM

               Shares of the Fund may be purchased in connection
with           investment programs established by employee or
other groups using           systematic payroll deductions or
other systematic payment           arrangements.  The Trust does
not itself organize, offer or           administer any such
programs.  However, it may, depending upon           the size of
the program, waive the minimum initial and additional
investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
   Unless shares of the Fund are purchased in conjunction with
IRAs           (see "How to Buy Shares" in the Prospectus), such
group           systematic investment programs are not entitled
to special tax           benefits under the Code.  The Trust
reserves the right to refuse           purchases at any time or
suspend the offering of shares in           connection with group
systematic investment programs, and to           restrict the
offering of shareholder privileges, such as check












          writing, simplified redemptions and other optional
privileges, as           described in the Prospectus, to
shareholders using group           systematic investment
programs.

               With respect to each shareholder account
established on or           after September 15, 1972 under a
group systematic investment           program, the Trust and IMI
each currently charge a maintenance           fee of $3.00 (or
portion thereof) for each twelve-month period           (or
portion thereof) that the account is maintained.  The Trust
   may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or
by           causing on the date the fee is assessed a redemption
in each such           shareholder account sufficient to pay the
fee.  The Trust           reserves the right to change these fees
from time to time without           advance notice.

               Class A shares of a Fund are made available to
Merrill Lynch           Daily K Plan (the "Plan") participants at
NAV without an initial           sales charge if:

               (i) the Plan is recordkept on a daily valuation
basis by                Merrill Lynch and, on the date the Plan
Sponsor signs the                Merrill Lynch Recordkeeping
Service Agreement, the Plan has                $3 million or more
in assets invested in broker/dealer funds                not
advised or managed by Merrill Lynch Asset Management,
  L.P. ("MLAM") that are made available pursuant to a Service
          Agreement between Merrill Lynch and the fund's
principal                underwriter or distributor and in funds
advised or managed                by MLAM (collectively, the
"Applicable Investments");

               (ii) the Plan is recordkept on a daily valuation
basis by an                independent recordkeeper whose
services are provided through                a contract or
alliance arrangement with Merrill Lynch, and                on
the date the Plan Sponsor signs the Merrill Lynch
Recordkeeping Service Agreement, the Plan has $3 million or
        more in assets, excluding money market funds, invested in Applicable Investments; or

               (iii) the Plan has 500 or more eligible employees,
as                determined by Merrill Lynch plan conversion
manager, on the                date the Plan Sponsor signs the
Merrill Lynch Recordkeeping                Service Agreement.

               Alternatively, Class B shares of a Fund are made
available           to Plan participants at NAV without a CDSC if
the Plan conforms           with the requirements for eligibility
set forth in (i) through           (iii) above but either does
not meet the $3 million asset           threshold or does not
have 500 or more eligible employees.

               Plans recordkept on a daily basis by Merrill Lynch
or an           independent recordkeeper under a contract with
Merrill Lynch that           are currently investing in Class B
shares of a Fund convert to           Class A shares once the
Plan has reached $5 million invested in           Applicable
Investments.












                                 BROKERAGE ALLOCATION

               Subject to the overall supervision of the
President and the           Board, IMI places orders for the
purchase and sale of the Fund's           portfolio securities.
All portfolio transactions are effected at           the best
price and execution obtainable. Purchases and sales of
debt securities are usually principal transactions, and therefore brokerage commissions are usually not required to be
paid by the           Fund for such purchases and sales (although
the price paid           generally includes undisclosed
compensation to the dealer).  The           prices paid to
underwriters of newly-issued securities usually           include
a concession paid by the issuer to the underwriter, and
purchases of after-market securities from dealers normally
  reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those
circumstances           where it believes that a better price and
execution are available           elsewhere.

               IMI selects broker-dealers to execute transactions
and           evaluates the reasonableness of commissions on the
basis of           quality, quantity, and the nature of the
firms' professional           services.  Commissions to be
charged and the rendering of           investment services,
including statistical, research, and           counseling
services by brokerage firms, are factors to be
considered in the placing of brokerage business. The types of research services provided by brokers may include general
      economic and industry data, and information on securities
of           specific companies. Research services furnished by
brokers           through whom the Trust effects securities
transactions may be           used by IMI in servicing all of its
accounts.  In addition, not           all of these services may
be used by in connection with the           services it provides
the Fund or the Trust.  IMI may consider           sales of
shares of the Fund as a factor in the selection of
broker-dealers and may select broker-dealers who provide it with research services.  IMI will not, however, execute
brokerage           transactions other than at the best price and
execution.

               As of April 30, 1997, the Fund has not commenced
operations           and thus has not paid any brokerage
commissions.

               The Fund may, under some circumstances, accept
securities in           lieu of cash as payment for Fund shares.
The Fund will accept           securities only to increase its
holdings in a portfolio security           or to take a new
portfolio position in a security that IMI deems           to be a
desirable investment for the Fund.  While no minimum has
been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1
million.            The Trust may reject in whole or in part any
or all offers to pay           for Fund shares with securities
and may discontinue accepting           securities as payment for
Fund shares at any time without notice.            The Trust will
value accepted securities in the manner and at the           same
time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued.  The
Trust will           only accept securities delivered in proper
form and will not           accept securities subject to legal
restrictions on transfer.































































                                TRUSTEES AND OFFICERS

               The Trustees and Executive Officers of the Trust,
their           business addresses and principal occupations
during the past five           years are:

                                   POSITION
                                   WITH THE     BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST        AND
PRINCIPAL OCCUPATIONS

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics Research           60 Concord Street
Corp. (instruments and            Wilmington, MA  01887
     controls); Director, Burr-          Age: 73
            Brown Corp. (operational
                  amplifiers); Director,
                      Metritage Incorporated
                          (level measuring
                        instruments); Trustee of
                              Mackenzie Series Trust
                                  (1992-present).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park-Box 500
 Broyhill Family Foundation,           Lenoir, NC 28645
          Inc. (1983-Present);           Age:  73
            Chairman and President,
                 Broyhill Investments, Inc.
                         (1983-present); Chairman,
                                Broyhill Timber Resources
                                       (1983-present); Management
                                               of a personal
portfolio of
fixed-income and equity
     investments (1983-present);
              Trustee of Mackenzie Series
                       Trust (1988-present);
                          Director of The Mackenzie
                                 Funds Inc. (1988-1995).

          Stanley Channick         Trustee      President and
Chief           11 Bala Avenue                        Executive
Officer, The           Bala Cynwyd, PA 19004
Whitestone Corporation            Age:  73
     (insurance agency);
      Chairman, Scott Management
              Company (administrative
                   services for insurance
                       companies); President, The
                               Channick Group (consultants
                                        to insurance companies
and                                                 national
trade
associations); Trustee of
       Mackenzie Series Trust
           (1994-present); Director of
                    The Mackenzie Funds Inc.
                          (1994-1995).












          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice           The Landmark Centre
President, Director and           113 Landmark Lane,
     Fund Manager, Massengill-          Suite B
           DeFriece Foundation           Bristol, TN  37620-2285
            (charitable organization)           Age: 76
                   (1950-present); Trustee and
                            Vice Chairman, East
                             Tennessee Public
                           Communications Corp. (WSJK-
                                   TV) (1984-present); Trustee
                                            of Mackenzie Series
Trust                                                 (1985-
present); Director of
   The Mackenzie Funds Inc.
         (1987-1995).

          Roy J. Glauber           Trustee      Mallinckrodt
Professor of           Lyman Laboratory
Physics, Harvard           of Physics
University (1974-present);           Harvard University
        Trustee of Mackenzie Series           Cambridge, MA 02138
                 Trust (1994-present).           Age: 71

          Michael G. Landry        Trustee      President, Chief
Executive           700 South Federal Hwy.   and          Officer
and Director of           Suite 300                Chairman
Mackenzie Investment           Boca Raton, FL  33432
  Management Inc. (1987-          Age: 50
     present); President,           [*Deemed to be an
       Director and Chairman of           "interested person"
             Ivy Management Inc. (1992-          of the Trust, as
                    present); Chairman and            defined
under the                     Director of Ivy Mackenzie
1940 Act.]                            Services Corp.(1993-
                                       present); Chairman and
                                           Director of Ivy
Mackenzie
Distributors, Inc. (1994-
      present); Director and
          President of Ivy Mackenzie
                  Distributors, Inc. (1993-
                        1994);  Director and
                          President of The Mackenzie
                                  Funds Inc. (1987-1995);
                                        Trustee of Mackenzie
Series                                                 Trust
(1987-present);
President of Mackenzie
     Series Trust (1987-1996);
            Chairman of Mackenzie
               Series Trust (1996-
               present).

          Joseph G. Rosenthal      Trustee      Chartered
Accountant           110 Jardin Drive                      (1958-
present); Trustee of           Unit #12
  Mackenzie Series Trust           Concord, Ontario Canada
      (1985-present); Director of













          L4K 2T7                               The Mackenzie
Funds Inc.           Age: 62
(1987-1995).

          Richard N. Silverman     Trustee      Director, Newton-
Wellesley           18 Bonnybrook Road
Hospital; Director, Beth           Waban, MA  02168
      Israel Hospital; Director,           Age: 73
              Boston Ballet; Director,
                    Boston Children's Museum;
                           Director, Brimmer and May
                                  School.

          J. Brendan Swan          Trustee      President,
Airspray           4701 North Federal Hwy.
International, Inc.;           Suite 465
  Joint Managing Director,           Pompano Beach, FL  33064
        Airspray International           Age: 67
            B.V. (an environmentally
                  sensitive packaging
                   company); Director of
                      Polyglass LTD.; Director,
                             The Mackenzie Funds Inc.
                                   (1992-1995); Trustee of
                                        Mackenzie Series Trust
                                            (1992-present).

          Keith J. Carlson         Trustee      Senior Vice
President of           700 South Federal Hwy.   and
Mackenzie Investment           Suite 300                President
  Management, Inc. (1996           Boca Raton, FL 33432
      -present); Senior Vice           Age: 40
          President and Director of           [*Deemed to be an
                 Mackenzie Investment           "interested
person"                   Management, Inc. (1994           of the
Trust, as                      -1996); Senior Vice
defined under the                     President and Treasurer of
        1940 Act.]                            Mackenzie
Investment
Management, Inc. (1989-
    1994); Senior Vice
    President and Director of
           Ivy Management Inc. (1994-
                  present); Senior Vice
                     President, Treasurer and
                            Director of Ivy Management
                                    Inc. (1992-1994); Vice
                                        President of The
Mackenzie                                                 Funds
Inc. (1987-1995);
Senior Vice President and
       Director, Ivy Mackenzie
            Services Corp. (1996-
              present); President and
                   Director of Ivy Mackenzie
                          Services Corp. (1993-1996);
                                   Trustee and President of
                                         Mackenzie Series Trust
                                             (1996-present); Vice
                                               President of
Mackenzie












                                                Series Trust
(1994-1996);
Treasurer of Mackenzie
    Series Trust (1985-1994);
           President, Chief Executive
                   Officer and Director of Ivy
                            Mackenzie Distributors,
                                 Inc. (1994-present);
                                   Executive Vice President
                                         and Director of Ivy
                                          Mackenzie Distributors,
                                               Inc. (1993-1994);
Trustee                                                 of
Mackenzie Series Trust
    (1996-present).

          C. William Ferris        Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer    Chief
Financial Officer           Suite 300
and Secretary/Treasurer           Boca Raton, FL  33432
     of Mackenzie Investment           Age: 52
          Management Inc. (1995-
             present); Senior Vice
                President, Finance and
                    Administration/Compliance
                           Officer of Mackenzie
                             Investment Management Inc.
                                     (1989-1994); Senior Vice
                                           President, Secretary/
                                              Treasurer and Clerk
of Ivy                                                 Management
Inc. (1994-
present); Vice President,
       Finance/Administration and
               Compliance Officer of Ivy
                      Management Inc. (1992-
                         1994); Senior Vice
                         President, Secretary/
                            Treasurer and Director of
                                   Ivy Mackenzie Distributors,
                                            Inc. (1994-present);
                                              Secretary/Treasurer
and                                                 Director of
Ivy Mackenzie
Distributors, Inc. (1993-
      1994); President and
        Director of Ivy Mackenzie
               Services Corp. (1996-
                 present); Secretary/
                   Treasurer and Director of
                          Ivy Mackenzie Services
                              Corp. (1993-1996);
                              Secretary/Treasurer of The
                                      Mackenzie Funds Inc. (1993-
                                              1995);
Secretary/Treasurer
 of Mackenzie Series Trust
        (1994-present).

          James W. Broadfoot       Vice         Executive Vice
President,












          700 South Federal Hwy.   President    Ivy Management
Inc. (1996-          Suite 300
present); Senior Vice           Boca Raton, FL  33432
   President, Ivy Management,           Age: 54
           Inc. (1992-1996); Director
                   and Senior Vice President,
                           Mackenzie Investment
                             Management Inc. (1995-
                                present); Senior Vice
                                   President, Mackenzie
                                     Investment Management Inc.
                                             (1990-1995).


               PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

               Employees of IMI are permitted to make personal
securities           transactions, subject to the requirements
and restrictions set           forth in IMI's Code of Ethics.
The Code of Ethics is designed to           identify and address
certain conflicts of interest between           personal
investment activities and the interests of investment
advisory clients such as the Fund.  Among other things, the Code of Ethics, which generally complies with standards
recommended by           the Investment Company Institute's
Advisory Group on Personal           Investing, prohibits certain
types of transactions absent prior           approval, applies to
portfolio managers, traders, research           analysts and
others involved in the investment advisory process,           and
imposes time periods during which personal transactions may
   not be made in certain securities, and requires the submission
of           duplicate broker confirmations and monthly reporting
of           securities transactions.  Exceptions to these and
other           provisions of the Code of Ethics may be granted
in particular           circumstances after review by appropriate
personnel.


































                                  COMPENSATION TABLE
                                       IVY FUND
                        (FISCAL YEAR ENDED DECEMBER 31, 1996)


TOTAL                                        PENSION OR
    COMPENSA-                                       RETIREMENT
           TION FROM
BENEFITS   ESTIMATED      TRUST AND
AGGREGATE  ACCRUED AS ANNUAL         FUND COM-
       COMPENSA-  PART OF    BENEFITS       PLEX PAID
NAME,             TION       FUND       UPON           TO
   POSITION          FROM TRUST EXPENSES   RETIREMENT
TRUSTEES

          John S.           $7,419     N/A        N/A
$10,000            Anderegg, Jr.
          (Trustee)

          Paul H.           $7,419     N/A        N/A
$10,000            Broyhill
          (Trustee)

          Keith J.          $0         N/A        N/A
$0            Carlson[**]
          (Trustee and
           President)

          Stanley           $4,949     N/A        N/A
$10,000             Channick[*]
          (Trustee)

          Frank W.          $7,419     N/A        N/A
$10,000            DeFriece, Jr.
          (Trustee)

          Roy J.            $7,419     N/A        N/A
$10,000            Glauber[*]
          (Trustee)

          Michael G.        $0         N/A        N/A
$0            Landry
          (Trustee and
           Chairman of
           the Board)

          Joseph G.         $7,419     N/A        N/A
$10,000            Rosenthal
          (Trustee)

          Richard N.        $10,000    N/A        N/A
$10,000            Silverman
          (Trustee)















          J. Brendan        $7,419     N/A        N/A
$10,000            Swan
           (Trustee)

          C. William        $0         N/A        N/A
$0            Ferris
           (Secretary/Treasurer)

          [*]  Appointed as a Trustee of the Trust at a meeting
of the                Board held on February 10, 1996.

          [**] Appointed as a Trustee of the Trust at a meeting
of the                Board held on December 7, 1996.

               As of April 3, 1997, the Officers and Trustees of
the Trust           as a group owned beneficially or of record
less than 1% of the           outstanding Class A, Class B and
Class C shares of any of the           Funds.


                        INVESTMENT ADVISORY AND OTHER SERVICES

          BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

               IMI provides business management and investment
advisory           services to the Fund pursuant to a Business
Management and           Investment Advisory Agreement with the
Trust (the "Agreement"),           which was approved on
September 17, 1994, with respect to the           Fund by the
Board, including a majority of the Trustees who are
neither "interested persons" (as defined in the 1940 Act) of the
        Trust nor have any direct or indirect financial interest
in the           operation of the distribution plan (see
"Distribution Services")           or in any related agreement
(the "Independent Trustees").  IMI is           a wholly owned
subsidiary of MIMI, which currently acts as           manager and
investment adviser to the following  registered
investment companies Mackenzie National Municipal Fund, Mackenzie
         New York Municipal Fund, Mackenzie California Municipal
Fund, and           Mackenzie Limited Term Municipal Fund.  MIMI,
a Delaware           corporation, has approximately 10% of its
outstanding common           stock listed for trading on the TSE.
MIMI is a subsidiary of           Mackenzie Financial Corporation
("MFC"), 150 Bloor Street West,           Toronto, Ontario,
Canada, a public corporation organized under           the laws
of Ontario whose shares are listed for trading on The
Toronto Stock Exchange.  MFC is registered in Ontario as a mutual fund dealer and advises Ivy Canada Fund and Ivy Global
Natural           Resources Fund.  IMI currently acts as manager
and investment           adviser to the following additional
investment companies           registered under the 1940 Act:
Ivy Asia Pacific Fund, Ivy Bond           Fund, Ivy China Region
Fund, Ivy Emerging Growth Fund, Ivy Global           Fund, Ivy
Global Science & Technology Fund, Ivy Growth Fund, Ivy
Growth with Income Fund, Ivy International Fund II (expected effective date of May 13, 1997), Ivy International Fund, Ivy
        International Small Companies Fund, Ivy Latin America
Strategy           Fund, Ivy Money Market Fund, Ivy New Century
Fund and Ivy Pan












          Europe Fund (expected effective date of May 13, 1997).
IMI           currently acts as manager to Ivy Canada Fund and
Ivy Global           Natural Resources Fund.

               The Agreement obligates IMI to make investments
for the           accounts of the Fund in accordance with its
best judgment and           within the investment objectives and
restrictions set forth in           the Prospectus, the 1940 Act
and the provisions of the Code           relating to regulated
investment companies, subject to policy           decisions
adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.

               Under the Agreement, IMI also provides certain
business           management services.  IMI is obligated to (1)
coordinate with the           Fund's Custodian and monitor the
services it provides to the           Fund; (2) coordinate with
and monitor any other third parties           furnishing services
to the Fund; (3) provide the Fund with           necessary office
space, telephones and other communications           facilities
as are adequate for the Fund's needs; (4) provide the
services of individuals competent to perform administrative and clerical functions that are not performed by employees or
other           agents engaged by the Fund or by IMI acting in
some other           capacity pursuant to a separate agreement or
arrangements with           the Fund; (5) maintain or supervise
the maintenance by third           parties of such books and
records of the Trust as may be required           by applicable
Federal or state law; (6) authorize and permit           IMI's
directors, officers and employees who may be elected or
appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to
the           Trust, after approval by the Trust as may be
required by           applicable law, including without
limitation the rules and           regulations of the Securities
and Exchange Commission (the "SEC")           and of state
securities commissions and other regulatory           agencies.

               For providing business management and investment
advisory           services, the Fund pays IMI a monthly fee at
an annual rate of           0.75% of the Fund's average daily net
assets.  Advisory fee           information is not yet available
for the Fund, which has not           commenced operations as of
the date of this SAI.

               Under the Agreement, the Trust pays the following
expenses:           (1) the fees and expenses of the Trust's
Independent Trustees;           (2) the salaries and expenses of
any of the Trust's officers or           employees who are not
affiliated with IMI; (3) interest expenses;           (4) taxes
and governmental fees, including any original issue
taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions
and           other expenses incurred in acquiring or disposing
of portfolio           securities; (6) the expenses of
registering and qualifying shares           for sale with the SEC
and with various state securities           commissions; (7)
accounting and legal costs; (8) insurance           premiums; (9)
fees and expenses of the Trust's Custodian and












          Transfer Agent and any related services; (10) expenses
of           obtaining quotations of portfolio securities and of
pricing           shares; (11) expenses of maintaining the
Trust's legal existence           and of shareholders' meetings;
(12) expenses of preparation and           distribution to
existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

               IMI currently limits the Fund's total operating
expenses           (excluding Rule 12b-1 fees, interest, taxes,
brokerage           commissions, litigation and indemnification
expenses, and other           extraordinary expenses) to an
annual rate of 1.50% of the Fund's           average net assets,
which may lower the Fund's expenses and           increase its
yield.  The Fund's expense limitation may be           terminated
or revised at any time, at which time its expenses may increase and its yield may be reduced.

               The initial term of the Agreement between IMI and
the Fund           commenced on September 17, 1994, will run for
a period of two           years from the date of.  The Agreement
will continue in effect           with respect to the Fund from
year to year only so long as such           continuance is
specifically approved at least annually (i) by the           vote
of a majority of the Independent Trustees and (ii) either
 (a) by the vote of a majority of the outstanding voting securi-ties (as defined in the 1940 Act) of the Fund or (b) by
the vote           of a majority of the entire Board.  If the
question of           continuance of the Agreement (or adoption
of any new agreement)           is presented to shareholders,
continuance (or adoption) shall be           effected only if
approved by the affirmative vote of a majority           of the
outstanding voting securities of the Fund.  See
"Capitalization and Voting Rights."

               The Agreement may be terminated with respect to
the Fund at           any time, without payment of any penalty,
by the vote of a           majority of the Board or by a vote of
a majority of the           outstanding voting securities of the
Fund on 60 days' written           notice to IMI, or by IMI on 60
days' written notice to the Trust.            The Agreement shall
terminate automatically in the event of its           assignment.

          DISTRIBUTION SERVICES

               IMDI, a wholly owned subsidiary of MIMI, serves as
the           exclusive distributor of the Fund's shares pursuant
to an Amended           and Restated Distribution Agreement with
the Trust dated October           23, 1991, as amended from time
to time (the "Distribution           Agreement").  The
Distribution Agreement was last approved by the           Board
on August 25, 1996.  IMDI distributes shares of the Fund
through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI.  IMDI distributes shares of the
Fund           on a continuous basis, but reserves the right to
suspend or           discontinue distribution on that basis.
IMDI is not obligated to           sell any specific amount of
Fund shares.












               Pursuant to the Distribution Agreement, IMDI is
entitled to           deduct a commission on all Class A Fund
shares sold equal to the           difference, if any, between
the public offering price, as set           forth in the Fund's
then-current prospectus, and the net asset           value on
which such price is based.  Out of that commission, IMDI
may reallow to dealers such concession as IMDI may determine from time to time.  In addition, IMDI is entitled to deduct a
CDSC on           the redemption of Class A shares sold without
an initial sales           charge and Class B and Class C shares,
in accordance with, and in           the manner set forth in, the
Prospectus.

               Under the Distribution Agreement, the Fund bears,
among           other expenses, the expenses of registering and
qualifying its           shares for sale under federal and state
securities laws and           preparing and distributing to
existing shareholders periodic           reports, proxy materials
and prospectuses.  Since, as of the date           of this SAI,
the Fund has not commenced operations, no payments           had
been made in connection with the sale of Fund shares as of the date of this SAI.

               The Distribution Agreement will continue in effect
for           successive one-year periods, provided that such
continuance is           specifically approved at least annually
by the vote of a majority           of the Independent Trustees,
cast in person at a meeting called           for that purpose,
and by the vote of either a majority of the           entire
Board or a majority of the outstanding voting securities
of the Fund.  The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any
penalty,           by IMDI on 60 days' written notice to the Fund
or by the Fund by           vote of either a majority of the
outstanding voting securities of           the Fund or a majority
of the Independent Trustees on 60 days'           written notice
to IMDI. The Distribution Agreement shall           terminate
automatically in the event of its assignment.

               RULE 18F-3 PLAN.  On February 23, 1995, the SEC
adopted Rule           18f-3 under the 1940 Act, which permits a
registered open-end           investment company to issue
multiple classes of shares in           accordance with a written
plan approved by the investment           company's board of
directors/trustees and filed with the SEC.  At           a
meeting held on December 1-2, 1995, the Board adopted a multi-
     class plan (the "Rule 18f-3 plan") on behalf of thirteen
series           of the Trust, and at a meeting held on June 7,
1996, the Board           adopted the Rule 18f-3 plan on behalf
of the Ivy Asia Pacific           Fund, Ivy Global Natural
Resources Fund, Ivy Global Science &           Technology Fund
and Ivy International Small Companies Fund.  At a
meeting held on February 8, 1997, the Board adopted the Rule 18f-
        3 plan on behalf of Ivy Pan-Europe Fund.  The key
features of the           Rule 18f-3 plan are as follows:  (i)
shares of each class of the           Fund represent an equal pro
rata interest in the Fund and           generally have identical
voting, dividend, liquidation, and other           rights,
preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ
from the           interests of shareholders of another class;
(ii) subject to           certain limitations described in the
Prospectus, shares of a           particular class of the Fund
may be exchanged for shares of the           same class of
another Ivy Mackenzie Fund; and (iii) the Fund's           Class
B shares will convert automatically into Class A shares of
  the Fund after a period of eight years, based on the relative
net           asset value of such shares at the time of
conversion.

               RULE 12B-1 DISTRIBUTION PLANS.  The Board has
adopted on           behalf of the Fund, in accordance with Rule
12b-1 under the 1940           Act ("Rule 12b-1"), separate
distribution plans pertaining to the           Fund's Class A,
Class B and Class C shares (each, a "Plan").  In
adopting each Plan, a majority of the Independent Trustees
  concluded, in accordance with the requirements of Rule 12b-1, that there is a reasonable likelihood that each Plan will
benefit           the Fund and its shareholders.  The Board
believes that each Plan           should result in greater sales
and/or fewer redemptions of the           Fund's shares, although
it is impossible to know for certain the           level of sales
and redemptions of the Fund's shares in the           absence of
a Plan or under an alternative distribution arrangement.

               Under each Plan, the Fund pays IMDI a service fee,
accrued           daily and paid monthly, at the annual rate of
up to 0.25% of the           average daily net assets
attributable to its Class A shares,           Class B shares or
Class C shares, as the case may be.  The           services for
which service fees may be paid include, among other
things, advising clients or customers regarding the purchase, sale or retention of Fund shares, answering routine
inquiries           concerning the Fund and assisting
shareholders in changing           options or enrolling in
specific plans.  Pursuant to each Plan,           service fee
payments made out of or charged against the assets
attributable to the Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on
behalf           of the affected class.  The expenses not
reimbursed in any one           month may be reimbursed in a
subsequent month.  The Class A Plan           does not provide
for the payment of interest or carrying charges           as
distribution expenses.

               Under the Fund's Class B and Class C Plans, the
Fund also           pays IMDI a distribution fee, accrued daily
and paid monthly, at           the annual rate of 0.75% of the
average daily net assets           attributable to its Class B or
Class C shares. IMDI may reallow           to dealers all or a
portion of the service and distribution fees           as IMDI
may determine from time to time. The distribution fee compensates IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the
Fund's           Class B or Class C shares, including the
printing of prospectuses           and reports for persons other
than existing shareholders and the           preparation,
printing and distribution of sales literature and
advertising materials.  Pursuant to the Fund's Class B and Class
        C Plans, IMDI may include interest, carrying or other
finance           charges in its calculation of distribution
expenses, if not












          prohibited from doing so pursuant to an order of or a
regulation           adopted by the SEC.

               Among other things, each Plan provides that (1)
IMDI will           submit to the Board at least quarterly, and
the Board will           review, written reports regarding all
amounts expended under the           Plan and the purposes for
which such expenditures were made;           (2) it will continue
in effect only so long as such continuance           is approved
at least annually, and any material amendment thereto
is approved, by the vote of a majority of the Board, including the Independent Trustees, cast in person at a meeting
called for           that purpose; (3) payments by the Fund under
each Plan shall not           be materially increased without the
affirmative vote of the           holders of a majority of the
outstanding shares of the relevant           class; and (4) while
each Plan is in effect, the selection and           nomination of
Trustees who are not "interested persons" (as           defined
in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

               IMDI may make payments for distribution assistance
and for           administrative and accounting services from
resources that may           include the management fees paid by
the Fund.  IMDI also may make           payments (such as the
service fee payments described above) to           unaffiliated
broker-dealers for services rendered in the
distribution of the Fund's shares.  To qualify for such payments, shares may be subject to a minimum holding period.
However, no           such payments will be made to any dealer or
broker if at the end           of each year the amount of shares
held does not exceed a minimum           amount.  The minimum
holding period and minimum level of holdings           will be
determined from time to time by IMDI.

               A report of the amount expended pursuant to each
Plan, and           the purposes for which such expenditures were
incurred, must be           made to the Board for its review at
least quarterly.  Since the           Fund has not commenced
operations as of the date of this SAI, no           payments had
been made in marketing Fund shares as of the date of this SAI.

               Each Plan may be amended at any time with respect
to the           class of shares of the Fund to which the Plan
relates by vote of           the Board, including a majority of
the Independent Trustees, cast           in person at a meeting
called for the purpose of considering such           amendment.
Each Plan may be terminated at any time with respect           to
the class of shares to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding
voting           securities of that class.

               If the Distribution Agreement or the Distribution
Plans are           terminated (or not renewed) with respect to
any of the Ivy           Mackenzie Funds (or class of shares
thereof), each may continue           in effect with respect to
any other fund (or class of shares













          thereof) as to which they have not been terminated (or
have been           renewed).

          CUSTODIAN

               Pursuant to a Custodian Agreement with the Trust,
Brown           Brothers Harriman & Co. ("Brown Brothers" or the
"Custodian"), a           private bank and member of the
principal securities exchanges,           located at 40 Water
Street, Boston, Massachusetts 02109,           maintains custody
of the assets of the Fund held in the United           States.
Rules adopted under the 1940 Act permit the Trust to
maintain its foreign securities and cash in the custody of
  certain eligible foreign banks and securities depositories.
      Pursuant to those rules, Brown Brothers has entered into subcustodial agreements for the holding of the Fund's
foreign           securities.  With respect to the Fund, Brown
Brothers may           receive, as partial payment for its
services, a portion of the           Trust's brokerage business,
subject to its ability to provide           best price and
execution.

          FUND ACCOUNTING SERVICES

               Pursuant to the Fund Accounting Services Agreement
with the           Trust, MIMI provides certain accounting and
pricing services for           the Fund.  As compensation for
these services, the Fund pays MIMI           a monthly fee plus
out-of-pocket expenses as incurred.  The           monthly fee is
based upon the net assets of the Fund at the           preceding
month end at the following rates: $1,250 when net
assets are $10 million and under; $2,500 when net assets are over
         $10 million to $40 million; $5,000 when net assets are
over $40           million to $75 million; and $6,500 when net
assets are over $75           million.

               Since the Fund has not commenced operations as of
the date           of this SAI, no payments had been made with
respect to the           provision of these services for the Fund
as of the date of this           SAI.

          TRANSFER AGENT AND DIVIDEND PAYING AGENT

               Pursuant to a Transfer Agency and Shareholder
Service           Agreement with the Trust, IMSC, a wholly owned
subsidiary of           MIMI, is the transfer agent for the Fund.
For these services,           the Fund pays a monthly fee at an
annual rate of $20 for each           open Class A, Class B and
Class C account.  In addition, the Fund           pays a monthly
fee at an annual rate of $4.48 per account that is
closed plus certain out-of-pocket expenses.  Certain broker-
   dealers that maintain shareholder accounts with the Fund
through           an omnibus account provide transfer agent and
other shareholder-          related services that would otherwise
be provided by IMSC if the           individual accounts that
comprise the omnibus account were opened           by their
beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee (e.g., .10%), based on the average daily net asset value of the omnibus account
(or a           combination thereof).

               Since the Fund has not commenced operations as of
the date           of this SAI, no payments had been made with
respect to the           provision of these services for the Fund
as of the date of this           SAI.

          ADMINISTRATOR

               Pursuant to an Administrative Services Agreement
with the           Trust, MIMI provides certain administrative
services to the Fund.            As compensation for these
services, the Fund pays MIMI a monthly           fee at the
annual rate of .10% of the Fund's average daily net assets.

               Outside of providing administrative services to
the Trust,           as described above, MIMI may also act on
behalf of IMDI in paying           commissions to broker-dealers
with respect to sales of the Fund's           Class B and Class C
shares.

               Since the Fund has not commenced operations as of
the date           of this SAI, no payments had been made with
respect to the           provision of these services for the Fund
as of the date of this           SAI.

          AUDITORS

               Coopers & Lybrand L.L.P., independent certified
public           accountants, has been selected as auditors for
the Trust.  The           audit services performed by Coopers &
Lybrand L.L.P. include           audits of the annual financial
statements of each of the funds of           the Trust.  Other
services provided principally relate to filings           with
the SEC and the preparation of the Fund's tax returns.

                           CAPITALIZATION AND VOTING RIGHTS

               The capitalization of the Trust consists of an
unlimited           number of shares of beneficial interest (no
par value per share).            When issued, shares of each
class of the Fund are fully paid,           non-assessable,
redeemable and fully transferable.  No class of           shares
of the Fund has preemptive rights or subscription rights.

               The Amended and Restated Declaration of Trust
permits the           Board to create separate series or
portfolios and to divide any           series or portfolio into
one or more classes.  The Board has           authorized eighteen
series, each of which represents a fund.  The           Board has
further authorized the issuance of Classes A, B and C
for the Fund, Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada
      Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy
Global           Fund, Ivy Global Natural Resources Fund, Ivy
Global Science &           Technology Fund, Ivy Growth Fund, Ivy
Growth with Income Fund,           Ivy International Fund II
(expected effective date of May 13,           1997), Ivy
International Fund, Ivy International Small Companies












          Fund, Ivy Latin America Strategy Fund, Ivy Money Market
Fund, Ivy           New Century Fund and Ivy Pan-Europe Fund
(expected effective date           of May 13, 1997), as well as
Class I for International Fund II           (expected effective
date of May 13, 1997), Ivy Bond Fund, Ivy           Global
Science & Technology Fund, Ivy International Fund and Ivy
 International Small Companies Fund, and Class D for Ivy Growth
       with Income Fund. [FN][The Class D shares of Ivy Growth
with           Income Fund were initially issued as "Ivy Growth
with Income Fund           -- Class C" to shareholders of
Mackenzie Growth & Income Fund, a           former series of the
Company, in connection with the           reorganization between
that Fund and Ivy Growth with Income Fund           and not
offered for sale to the public.  On February 29, 1996,
the Board resolved by written consent to establish a new class of shares designated as "Class C" for all Ivy Fund
portfolios and to           redesignate the shares of beneficial
interest of "Ivy Growth with           Income Fund--Class C" as
shares of beneficial interest of "Ivy           Growth with
Income Fund--Class D," which establishment and
redesignation, respectively, became effective on April 30, 1996.
        The voting, dividend, liquidation and other rights,
preferences,           powers, restrictions, limitations,
qualifications, terms and           conditions of the Class D
shares of Ivy Growth with Income Fund,           as set forth in
Ivy Fund's Declaration of Trust, as amended from           time
to time, will not be changed by this redesignation.]

               Shareholders have the right to vote for the
election of           Board members and on any and all matters on
which they may be           entitled to vote by law or by the
provisions of the Trust's By-          Laws.  The Trust is not
required to hold a regular annual meeting           of
shareholders, and it does not intend to do so.  Shares of each class of the Fund entitle their holders to one vote per
share           (with proportionate voting for fractional
shares).  Shareholders           of the Fund are entitled to vote
alone on matters that only           affect the Fund.  All
classes of shares of the Fund will vote           together,
except with respect to the separate distribution plans
for the Fund's Class A, Class B and Class C shares, or when a class vote is required by the 1940 Act.  On matters relating
to           all funds of the Trust, but affecting the funds
differently,           separate votes by the shareholders of each
fund are required.            Approval of an investment advisory
agreement and a change in           fundamental policies would be
regarded as matters requiring           separate voting by the
shareholders of each fund of the Trust.            If the Board
determines that a matter does not affect the           interests
of a Fund, then the shareholders of that fund will not
be entitled to vote on that matter.  Matters that affect the
    Trust in general, such as ratification of the selection of independent public accountants, will be voted upon
collectively           by the shareholders of all funds of the
Trust.

               As used in this SAI and the Prospectus, the phrase
"majority           vote of the outstanding shares" of a fund
means the vote of the           lesser of:  (1) 67% of the shares
of that fund (or of the Trust)           present at a meeting if
the holders of more than 50% of the           outstanding shares
are present in person or by proxy; or (2) more           than 50%
of the outstanding shares of the fund (or of the Trust).












               With respect to the submission to shareholder vote
of a           matter requiring separate voting by a fund, the
matter shall have           been effectively acted upon with
respect to that fund if a           majority of the outstanding
voting securities of that fund votes           for the approval
of the matter, notwithstanding that:  (1) the           matter
has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

               The Amended and Restated Declaration of Trust
provides that           the holders of not less than two-thirds
of the outstanding shares           of the Trust may remove a
person serving as trustee either by           declaration in
writing or at a meeting called for such purpose.            The
Board is required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than
10%           of the outstanding shares of the Trust.
Shareholders will be           assisted in communicating with
other shareholders in connection           with the removal of a
Trustee as if Section 16(c) of the 1940 Act           were
applicable.

               The Trust's shares do not have cumulative voting
rights and           accordingly the holders of more than 50% of
the outstanding           shares could elect the entire Board, in
which case the holders of           the remaining shares would
not be able to elect any Trustees.

               As of April 30, 1997 no shares of the Fund have
been           issued.

               Under Massachusetts law, the Trust's shareholders
could,           under certain circumstances, be held personally
liable for the           obligations of the Trust.  However, the
Amended and Restated           Declaration of Trust disclaims
liability of the shareholders,           Trustees or officers of
the Trust for acts or obligations of the           Trust, which
are binding only on the assets and property of the
Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the
Trust           or its Trustees.  The Amended and Restated
Declaration of Trust           provides for indemnification out
of Fund property for all loss           and expense of any
shareholder of the Fund held personally liable           for the
obligations of the Fund.  The risk of a shareholder of
the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust
itself           would be unable to meet its obligations and,
thus, should be           considered remote.  No series of the
Trust is liable for the           obligations of any other series
of the Trust.

                                   NET ASSET VALUE

               The share price, or value, for the separate
classes of           shares of the Fund is called the net asset
value per share.  The           net asset value per share of the
Fund is computed by dividing the           value of the assets of
the Fund, less its liabilities, by the












          number of shares of the Fund outstanding.  For purposes
of           determining the aggregate net assets of the Fund,
cash and           receivables will be valued at their realizable
amounts.  A           security listed or traded on a recognized
stock exchange or           NASDAQ is valued at its last sale
price on the principal exchange           on which the security
is traded.  The value of a foreign security           is
determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as
of           the close of regular trading on the Exchange, if
that is earlier,           and that value is then converted into
its U.S. dollar equivalent           at the foreign exchange rate
in effect at noon, eastern time, on           the day the value
of the foreign security is determined.  If no           sale is
reported at that time, the average between the current
bid and asked price is used.  All other securities for which OTC market quotations are readily available are valued at the
average           between the current bid and asked price.
Interest will be           recorded as accrued.  Securities and
other assets for which           market prices are not readily
available are valued at fair value           as determined by IMI
and approved in good faith by the Board.            Money market
instruments of the Fund are valued at amortized           cost,
which approximates money market value.

               The Fund's liabilities are allocated between its
classes.            The total of such liabilities allocated to a
class plus that           class's distribution fee and any other
expenses specially           allocated to that class are then
deducted from the class's           proportionate interest in the
Fund's assets, and the resulting           amount for each class
is divided by the number of shares of that           class
outstanding to produce the net asset value per share.

               Portfolio securities are valued and the net asset
value per           share is determined as of the close of
regular trading on the           Exchange (normally 4:00 p.m.,
eastern time), every Monday through           Friday (exclusive
of national business holidays).  The Trust's           offices
will be closed, and net asset value will not be
calculated, on the following national business holidays:  New
     Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.            On those days when either or both of the Fund's
Custodian or the           Exchange close early as a result of
that day being a partial           holiday or otherwise, the
Trust reserves the right to advance the           time on such
day by which purchase and redemption requests must           be
received.

               When the Fund writes an option, an amount equal to
the           premium received by the Fund is included in the
Fund's Statement           of Assets and Liabilities as an asset
and as an equivalent           liability.  The amount of the
liability will be subsequently           marked-to-market daily
to reflect the current market value of the           option
written.  The current market value of a written option is
 the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.














               The premium paid by the Fund for the purchase of a
call or a           put option will be deducted from its assets
and an equal amount           will be included in the asset
section of the Fund's Statement of           Assets and
Liabilities as an investment and subsequently adjusted
to the current market value of the option.  For example, if the current market value of the option exceeds the premium
paid, the           excess would be unrealized appreciation and,
conversely, if the           premium exceeds the current market
value, such excess would be           unrealized depreciation.
The current market value of a purchased           option will be
the last sale price on the principal exchange on           which
the option is traded or, in the absence of a sale, the last
   bid price.  If the Fund exercises a call option which it has purchased, the cost of the security which the Fund
purchased upon           exercise will be increased by the
premium originally paid.

               Valuations of below investment-grade debt
securities may be           supplied by a pricing agent; if
valuations are not available           through a pricing agent,
such valuations may be supplied through           a broker or
otherwise as determined in good faith by the Board of Trustees.

               The sale of Fund shares will be suspended during
any period           when the determination of its net asset
value is suspended           pursuant to rules or orders of the
SEC and may be suspended by           the Board whenever in its
judgment it is in the best interest of           the Fund to do
so.

                                  PORTFOLIO TURNOVER

               The Fund purchases securities that are believed by
IMI to           have above average potential for capital
appreciation.  Common           stocks are disposed of in
situations where it is believed that           potential for such
appreciation has lessened or that other common           stocks
have a greater potential.  Therefore, the Fund may
purchase and sell securities without regard to the length of time the security is to be, or has been, held.  A change in
securities           held by the Fund is known as "portfolio
turnover" and may involve           the payment by the Fund of
dealer markup or underwriting           commission and other
transaction costs on the sale of securities,           as well as
on the reinvestment of the proceeds in other
securities.  The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio
securities           for the most recently completed fiscal year
by the monthly           average of the value of the portfolio
securities owned by the           Fund during that year.  For
purposes of determining the Fund's           portfolio turnover
rate, all securities whose maturities at the           time of
acquisition were one year or less are excluded.

                                     REDEMPTIONS


               Shares of the Fund are redeemed at their net asset
value           next determined after a proper redemption request
has been           received by IMSC, less any applicable CDSC.












               Unless a shareholder requests that the proceeds of
any           redemption be wired to his or her bank account,
payment for           shares tendered for redemption is made by
check within seven days           after tender in proper form,
except that the Trust reserves the           right to suspend the
right of redemption or to postpone the date           of payment
upon redemption beyond seven days, (i) for any period
during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the
Exchange is           restricted, (ii) for any period during
which an emergency exists           as determined by the SEC as a
result of which disposal of           securities owned by the
Fund is not reasonably practicable or it           is not
reasonably practicable for the Fund to fairly determine
the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of
shareholders of           the Fund.

               Under unusual circumstances, when the Board deems
it in the           best interest of the Fund's shareholders, the
Fund may make           payment for shares repurchased or
redeemed in whole or in part in           securities of the Fund
taken at current values.  If any such           redemption in
kind is to be made, the Fund intends to make an
election pursuant to Rule 18f-1 under the 1940 Act.  This will require the Fund to redeem with cash at a shareholder's
election           in any case where the redemption involves less
than $250,000 (or           1% of the Fund's net asset value at
the beginning of each 90-day           period during which such
redemptions are in effect, if that           amount is less than
$250,000).  Should payment be made in           securities, the
redeeming shareholder may incur brokerage costs           in
converting such securities to cash.

               The Trust may redeem those accounts of
shareholders who have           maintained an investment,
including sales charges paid, of less           than $1,000 in
the Fund for a period of more than 12 months.  All
accounts below that minimum will be redeemed simultaneously when
        MIMI deems it advisable.  The $1,000 balance will be
determined           by actual dollar amounts invested by the
shareholder, unaffected           by market fluctuations.  The
Trust will notify any such           shareholder by certified
mail of its intention to redeem such           account, and the
shareholder shall have 60 days from the date of           such
letter to invest such additional sums as shall raise the
value of such account above that minimum.  Should the shareholder fail to forward such sum within 60 days of the date of
the           Trust's letter of notification, the Trust will
redeem the shares           held in such account and transmit the
redemption in value thereof           to the shareholder.
However, those shareholders who are           investing pursuant
to the Automatic Investment Method will not be           redeemed
automatically unless they have ceased making payments
pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months'
notice           by the Trust before such redemption.
Shareholders in a qualified           retirement, pension or
profit sharing plan who wish to avoid tax           consequences
must "rollover" any sum so redeemed into another qualified plan within 60 days. The Board may change the minimum account size.












               If a shareholder has given authorization for
telephonic           redemption privilege, shares can be redeemed
and proceeds sent by           Federal wire to a single
previously designated bank account.            Delivery of the
proceeds of a wire redemption request of $250,000           or
more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
Trust           reserves the right to change this minimum or to
terminate the           telephonic redemption privilege without
prior notice.  The Trust           cannot be responsible for the
efficiency of the Federal wire           system of the
shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
redemption or exchange           instructions communicated by
telephone to confirm that such           instructions are
genuine.  In the absence of such instructions,           the Fund
may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                             CONVERSION OF CLASS B SHARES

               As described in the Prospectus, Class B shares of
the Fund           will automatically convert to Class A shares
of the Fund, based           on the relative net asset values per
share of the two classes, no           later than the month
following the eighth anniversary of the           initial
issuance of such Class B shares of the Fund occurs.  For
the purpose of calculating the holding period required for
  conversion of Class B shares, the date of initial issuance
shall           mean:  (1) the date on which such Class B shares
were issued, or           (2) for Class B shares obtained through
an exchange, or a series           of exchanges, (subject to the
exchange privileges for Class B           shares) the date on
which the original Class B shares were           issued.  For
purposes of conversion of Class B shares, Class B
shares purchased through the reinvestment of dividends and
  capital gain distributions paid in respect of Class B shares
will           be held in a separate sub-account.  Each time any
Class B shares           in the shareholder's regular account
(other than those shares in           the sub-account) convert to
Class A shares, a pro rata portion of           the Class B
shares in the sub-account will also convert to           Class A
shares.  The portion will be determined by the ratio that
 the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not
acquired           through the reinvestment of dividends and
capital gain           distributions.

                                       TAXATION

               The following is a general discussion of certain
tax rules           thought to be applicable with respect to the
Fund.  It is merely           a summary and is not an exhaustive
discussion of all possible           situations or of all
potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to
them of           investing in the Fund.

               The Fund intends to be taxed as a regulated
investment           company under Subchapter M of the Code.
Accordingly, the Fund           must, among other things, (a)
derive in each taxable year at           least 90% of its gross
income from dividends, interest, payments           with respect
to certain securities loans, and gains from the sale           or
other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of
investing           in such stock, securities or currencies; (b)
derive in each           taxable year less than 30% of its gross
income from the sale or           other disposition of certain
assets held less than three months,           namely:  (i) stock
or securities; (ii) options, futures, or           forward
contracts (other than those on foreign currencies); or
(iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related
to           the Fund's principal business of investing in stock
or securities           (or options and futures with respect to
stock or securities) (the           "30% Limitation"); and (c)
diversify its holdings so that, at the           end of each
fiscal quarter, (i) at least 50% of the market value           of
the Fund's assets is represented by cash, U.S. Government
 securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not
greater           than 5% of the value of the Fund's total assets
and 10% of the           outstanding voting securities of such
issuer, and (ii) not more           than 25% of the value of its
total assets is invested in the           securities of any one
issuer (other than U.S. Government           securities and the
securities of other regulated investment companies).

               As a regulated investment company, the Fund
generally will           not be subject to U.S. Federal income
tax on its income and gains           that it distributes to
shareholders, if at least 90% of its           investment company
taxable income (which includes, among other           items,
dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

               Amounts not distributed on a timely basis in
accordance with           a calendar year distribution
requirement are subject to a           nondeductible 4% excise
tax at the Fund level.  To avoid the tax,           the Fund must
distribute during each calendar year, (1) at least           98%
of its ordinary income (not taking into account any capital
   gains or losses) for the calendar year, (2) at least 98% of
its           capital gains in excess of its capital losses
(adjusted for           certain ordinary losses) for a one-year
period generally ending           on October 31 of the calendar
year, and (3) all ordinary income           and capital gains for
previous years that were not distributed           during such
years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements.  A distribution will be treated as paid on December 31 of the current calendar
year if it           is declared by the Fund in October, November
or December of the           year with a record date in such a
month and paid by the Fund           during January of the
following year.  Such distributions will be           taxable to
shareholders in the calendar year the distributions           are
declared, rather than the calendar year in which the distributions are received.

          OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

               The taxation of equity options and OTC options on
debt           securities is governed by Code section 1234.
Pursuant to Code           section 1234, the premium received by
the Fund for selling a put           or call option is not
included in income at the time of receipt.            If the
option expires, the premium is short-term capital gain to
 the Fund.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its
position and           the premium received is short-term capital
gain or loss.  If a           call option written by the Fund is
exercised, thereby requiring           the Fund to sell the
underlying security, the premium will           increase the
amount realized upon the sale of such security and           any
resulting gain or loss will be a capital gain or loss, and
  will be long-term or short-term depending upon the holding
period           of the security.  With respect to a put or call
option that is           purchased by the Fund, if the option is
sold, any resulting gain           or loss will be a capital gain
or loss, and will be long-term or           short-term, depending
upon the holding period of the option.  If           the option
expires, the resulting loss is a capital loss and is
long-term or short-term, depending upon the holding period of the option.  If the option is exercised, the cost of the
option, in           the case of a call option, is added to the
basis of the purchased           security and, in the case of a
put option, reduces the amount           realized on the
underlying security in determining gain or loss.

               Some of the options, futures and foreign currency
forward           contracts in which the Fund may invest may be
"section 1256           contracts."  Gains (or losses) on these
contracts generally are           considered to be 60% long-term
and 40% short-term capital gains           or losses; however
foreign currency gains or losses arising from           certain
section 1256 contracts are ordinary in character.  Also,
section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the
Code)           are "marked-to-market" with the result that
unrealized gains or           losses are treated as though they
were realized.

               The transactions in options, futures and forward
contracts           undertaken by the Fund may result in
"straddles" for Federal           income tax purposes.  The
straddle rules may affect the character           of gains or
losses realized by the Fund.  In addition, losses
realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being
taken           into account in calculating the taxable income
for the taxable           year in which such losses are realized.
Because only a few           regulations implementing the
straddle rules have been












          promulgated, the consequences of such transactions to
the Fund           are not entirely clear.  The straddle rules
may increase the           amount of short-term capital gain
realized by the Fund, which is           taxed as ordinary income
when distributed to shareholders.

               The Fund may make one or more of the elections
available           under the Code which are applicable to
straddles.  If the Fund           makes any of the elections, the
amount, character and timing of           the recognition of
gains or losses from the affected straddle           positions
will be determined under rules that vary according to
the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of
gains or           losses from the affected straddle positions.

               Because application of the straddle rules may
affect the           character of gains or losses, defer losses
and/or accelerate the           recognition of gains or losses
from the affected straddle           positions, the amount which
must be distributed to shareholders           as ordinary income
or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

               The 30% Limitation and the diversification
requirements           applicable to the Fund's assets may limit
the extent to which the           Fund will be able to engage in
transactions in options, futures           and forward contracts.

          CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

               Gains or losses attributable to fluctuations in
exchange           rates which occur between the time the Fund
accrues receivables           or liabilities denominated in a
foreign currency and the time the           Fund actually
collects such receivables or pays such liabilities
generally are treated as ordinary income or ordinary loss.
   Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain
options,           futures and forward contracts, gains or losses
attributable to           fluctuations in the value of the
foreign currency between the           date of acquisition of the
security or contract and the date of           disposition also
are treated as ordinary gain or loss.  These           gains and
losses, referred to under the Code as "section 988"
gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be
distributed to           its shareholders as ordinary income.  If
section 988 losses           exceed other investment company
taxable income during a taxable           year, the Fund would
not be able to make any ordinary dividend
distributions, or distributions made before the losses were
   realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing
each           shareholder's basis in his or her Fund shares.

          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES














               The Fund may invest in shares of foreign
corporations which           may be classified under the Code as
passive foreign investment           companies ("PFICs").  In
general, a foreign corporation is           classified as a PFIC
if at least one-half of its assets           constitute
investment-type assets, or 75% or more of its gross
income is investment-type income.  If the Fund receives a so-
    called "excess distribution" with respect to PFIC stock, the
Fund           itself may be subject to a tax on a portion of the
excess           distribution, whether or not the corresponding
income is           distributed by the Fund to shareholders.  In
general, under the           PFIC rules, an excess distribution
is treated as having been           realized ratably over the
period during which the Fund held the           PFIC shares.  The
Fund itself will be subject to tax on the           portion, if
any, of an excess distribution that is so allocated           to
prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior
taxable           years.  Certain distributions from a PFIC as
well as gain from           the sale of PFIC shares are treated
as excess distributions.            Excess distributions are
characterized as ordinary income even           though, absent
application of the PFIC rules, certain excess distributions might have been classified as capital gain.

               The Fund may be eligible to elect alternative tax
treatment           with respect to PFIC shares.  Under an
election that currently is           available in some
circumstances, the Fund generally would be           required to
include in its gross income its share of the earnings
of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.  If this
election           were made, the special rules, discussed above,
relating to the           taxation of excess distributions, would
not apply.  In addition,           other elections may become
available that would affect the tax           treatment of PFIC
shares held by the Fund.

          DEBT SECURITIES ACQUIRED AT A DISCOUNT

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by the Fund may be treated as debt
securities that are           issued originally at a discount.
Generally, the amount of the           original issue discount
("OID") is treated as interest income and           is included
in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

               If the Fund invests in certain high yield original
issue           discount obligations issued by corporations, a
portion of the           original issue discount accruing on the
obligation may be           eligible for the deduction for
dividends received by           corporations.  In such event,
dividends of investment company           taxable income received
from the Fund by its corporate           shareholders, to the
extent attributable to such portion of           accrued original
issue discount, may be eligible for this           deduction for
dividends received by corporations if so designated           by
the Fund in a written notice to shareholders.












               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by the Fund in the secondary
market may be treated as           having market discount.
Generally, gain recognized on the           disposition of, and
any partial payment of principal on, a debt           security
having market discount is treated as ordinary income to
the extent the gain, or principal payment, does not exceed the
      "accrued market discount" on such debt security.  In
addition,           the deduction of any interest expenses
attributable to debt           securities having market discount
may be deferred.  Market           discount generally accrues in
equal daily installments.  The Fund           may make one or
more of the elections applicable to debt           securities
having market discount, which could affect the character and timing of recognition of income.

               Some debt securities (with a fixed maturity date
of one year           or less from the date of issuance) that may
be acquired by the           Fund may be treated as having
acquisition discount, or OID in the           case of certain
types of debt securities.  Generally, the Fund           will be
required to include the acquisition discount, or OID, in
income over the term of the debt security, even though payment of that amount is not received until a later time, usually
when the           debt security matures.  The Fund may make one
or more of the           elections applicable to debt securities
having acquisition           discount, or OID, which could affect
the character and timing of           recognition of income.

               The Fund generally will be required to distribute
dividends           to shareholders representing discount on debt
securities that is           currently includible in income, even
though cash representing           such income may not have been
received by the Fund.  Cash to pay           such dividends may
be obtained from sales proceeds of securities           held by
the Fund.

          DISTRIBUTIONS

               Distributions of investment company taxable income
are           taxable to a U.S. shareholder as ordinary income,
whether paid in           cash or shares.  Dividends paid by the
Fund to a corporate           shareholder, to the extent such
dividends are attributable to           dividends received from
U.S. corporations by the Fund, may           qualify for the
dividends received deduction. However, the           revised
alternative minimum tax applicable to corporations may
reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are
taxable as           long-term capital gains, whether paid in
cash or in shares,           regardless of how long the
shareholder has held the Fund's shares           and are not
eligible for the dividends received deduction.
Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received
equal to the           net asset value of a share of the Fund on
the distribution date.            A distribution of an amount in
excess of the Fund's current and












          accumulated earnings and profits will be treated by a
shareholder           as a return of capital which is applied
against and reduces the           shareholder's basis in his or
her shares.  To the extent that the           amount of any such
distribution exceeds the shareholder's basis           in his or
her shares, the excess will be treated by the
shareholder as gain from a sale or exchange of the shares.
   Shareholders will be notified annually as to the U.S. Federal
tax           status of distributions and shareholders receiving
distributions           in the form of newly issued shares will
receive a report as to           the net asset value of the
shares received.

               If the net asset value of shares is reduced below
a           shareholder's cost as a result of a distribution by
the Fund,           such distribution generally will be taxable
even though it           represents a return of invested capital.
Shareholders should be           careful to consider the tax
implications of buying shares just           prior to a
distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
     Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

          DISPOSITION OF SHARES

               Upon a redemption, sale or exchange of his or her
shares, a           shareholder will realize a taxable gain or
loss depending upon           his or her basis in the shares.
Such gain or loss will be           treated as capital gain or
loss if the shares are capital assets           in the
shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares.  Any loss realized on a redemption sale or
exchange           will be disallowed to the extent the shares
disposed of are           replaced (including through
reinvestment of dividends) within a           period of 61 days
beginning 30 days before and ending 30 days           after the
shares are disposed of.  In such a case, the basis of
the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of
Fund           shares held by the shareholder for six-months or
less will be           treated for tax purposes as a long-term
capital loss to the           extent of any distributions of
capital gain dividends received or           treated as having
been received by the shareholder with respect           to such
shares.

               In some cases, shareholders will not be permitted
to take           all or portion of their sales loads into
account for purposes of           determining the amount of gain
or loss realized on the           disposition of their shares.
This prohibition generally applies           where (1) the
shareholder incurs a sales load in acquiring the           shares
of the Fund, (2) the shares are disposed of before the
91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or
another           regulated investment company and the otherwise
applicable sales           charge is reduced under a
"reinvestment right" received upon the           initial purchase
of Fund shares.  The term "reinvestment right"           means
any right to acquire shares of one or more regulated












          investment companies without the payment of a sales
load or with           the payment of a reduced sales charge.
Sales charges affected by           this rule are treated as if
they were incurred with respect to           the shares acquired
under the reinvestment right.  This provision           may be
applied to successive acquisitions of fund shares.

          FOREIGN WITHHOLDING TAXES

               Income received by the Fund from sources within a
foreign           country may be subject to withholding and other
taxes imposed by           that country.

               If more than 50% of the value of the Fund's total
assets at           the close of its taxable year consists of
securities of foreign           corporations, the Fund will be
eligible and may elect to "pass-          through" to the Fund's
shareholders the amount of foreign income           and similar
taxes paid by the Fund.  Pursuant to this election, a
shareholder will be required to include in gross income (in
   addition to taxable dividends actually received) his or her
pro           rata share of the foreign income and similar taxes
paid by the           Fund, and will be entitled either to deduct
his or her pro rata           share of foreign income and similar
taxes in computing his or her           taxable income or to use
it as a foreign tax credit against his           or her U.S.
Federal income taxes, subject to limitations.  No
deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.  Foreign taxes generally may
not be           deducted by a shareholder that is an individual
in computing the           alternative minimum tax.  Each
shareholder will be notified           within 60 days after the
close of the Fund's taxable year whether           the foreign
taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

               Generally, a credit for foreign taxes is subject
to the           limitation that it may not exceed the
shareholder's U.S. tax           attributable to his or her total
foreign source taxable income.            For this purpose, if
the Fund makes the election described in the           preceding
paragraph, the source of the Fund's income flows
through to its shareholders.  With respect to the Fund, gains from the sale of securities generally will be treated as
derived           from U.S. sources and section 988 gains will be
treated as           ordinary income derived from U.S. sources.
The limitation on the           foreign tax credit is applied
separately to foreign source           passive income, including
foreign source passive income received           from the Fund.
In addition, the foreign tax credit may offset           only 90%
of the revised alternative minimum tax imposed on corporations and individuals.

               The foregoing is only a general description of the
foreign           tax credit under current law.  Because
application of the credit           depends on the particular
circumstances of each shareholder,           shareholders are
advised to consult their own tax advisers.












          BACKUP WITHHOLDING

               The Fund will be required to report to the
Internal Revenue           Service ("IRS") all taxable
distributions, as well as gross           proceeds from the
redemption of the Fund's shares, except in the           case of
certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-
exempt           shareholders if (1) the shareholder fails to
furnish the Fund           with and to certify the shareholder's
correct taxpayer           identification number or social
security number, (2) the IRS           notifies the shareholder
or the Fund that the shareholder has           failed to report
properly certain interest and dividend income to           the
IRS and to respond to notices to that effect, or (3) when
 required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  If the
withholding           provisions are applicable, any such
distributions or proceeds,           whether reinvested in
additional shares or taken in cash, will be           reduced by
the amounts required to be withheld.

               Distributions may also be subject to additional
state, local           and foreign taxes depending on each
shareholder's particular           situation.  Non-U.S.
shareholders may be subject to U.S. tax           rules that
differ significantly from those summarized above.            This
discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                               PERFORMANCE INFORMATION

               Comparisons of the Fund's performance may be made
with           respect to various unmanaged indices (including
the TSE 300, S&P           100, S&P 500, Dow Jones Industrial
Average and Major Market           Index) which assume
reinvestment of dividends, but do not reflect
deductions for administrative and management costs.  The Fund also may be compared to Lipper's Analytical Reports, reports produced by a widely used independent research firm that
ranks           mutual funds by overall performance, investment
objectives and           assets, or to Wiesenberger Reports.
Lipper Analytical Services           does not include sales
charges in computing performance.  Further           information
on comparisons is contained in the Prospectus.
Performance rankings will be based on historical information and are not intended to indicate future performance.

               In addition, the Trust may, from time to time,
include the           average annual total return and the
cumulative total return of           shares of the Fund in
advertisements, promotional literature or           reports to
shareholders or prospective investors.

               AVERAGE ANNUAL TOTAL RETURN.  Quotations of
standardized           average annual total return ("Standardized
Return") for a           specific class of shares of the Fund
will be expressed in terms












          of the average annual compounded rate of return that
would cause           a hypothetical investment in that class of
the Fund made on the           first day of a designated period
to equal the ending redeemable           value ("ERV") of such
hypothetical investment on the last day of           the
designated period, according to the following formula:

                    P(1 + T){superscript n} = ERV

          Where:    P    =    a hypothetical initial payment of
$1,000 to                               purchase shares of a
specific Class

                    T    =    the average annual total return of
shares of                               that Class

                    n    =    the number of years

                    ERV  =    the ending redeemable value of a
hypothetical                               $1,000 payment made at
the beginning of the                               period.

               For purposes of the above computation for the
Fund, it is           assumed that all dividends and capital
gains distributions made           by the Fund are reinvested at
net asset value in additional           shares of the same class
during the designated period.  In           calculating the
ending redeemable value for Class A shares and           assuming
complete redemption at the end of the applicable period,
the maximum 4.75% sales charge is deducted from the initial
   $1,000 payment and, for Class B shares and Class C shares, the applicable CDSC imposed upon redemption of Class B
shares or           Class C shares held for the period is
deducted.  Standardized           Return quotations for the Fund
do not take into account any           required payments for
federal or state income taxes.            Standardized Return
quotations for Class B shares for periods of           over eight
years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized
   Return quotations are determined to the nearest 1/100 of 1%.

               The Fund may, from time to time, include in
advertisements,           promotional literature or reports to
shareholders or prospective           investors total return data
that are not calculated according to           the formula set
forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-
   Standardized Return; a sales charge, if deducted, would reduce the return.

               In determining the average annual total return for
a           specific Class of shares of the Fund, recurring fees,
if any,           that are charged to all shareholder accounts
are taken into           consideration.  For any account fees
that vary with the size of           the account of the Fund, the
account fee used for purposes of the           following
computations is assumed to be the fee that would be charged to the mean account size of the Fund.














                Since the Fund has not commenced operations as of
the date           of this SAI, no performance information is
available for the Fund           as of the date of this SAI.

               OTHER QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION.  The           foregoing computation methods are
prescribed for advertising and           other communications
subject to SEC Rule 482.  Communications not           subject to
this rule may contain a number of different measures           of
performance, computation methods and assumptions, including
   but not limited to:  historical total returns; results of
actual           or hypothetical investments; changes in
dividends, distributions           or share values; or any
graphic illustration of such data.  These           data may
cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

               Performance quotations for the Fund will vary from
time to           time depending on market conditions, the
composition of the           Fund's portfolio and operating
expenses of the Fund.  These           factors and possible
differences in the methods used in           calculating
performance quotations should be considered when
comparing performance information regarding the Fund's shares with information published for other investment companies
and           other investment vehicles.  Performance quotations
should also be           considered relative to changes in the
value of the Fund's shares           and the risks associated
with the Fund's investment objectives           and policies.  At
any time in the future, performance quotations           may be
higher or lower than past performance quotations and there
  can be no assurance that any historical performance quotation will continue in the future.

               The Fund may also cite endorsements or use for
comparison           their performance rankings and listings
reported in such           newspapers or business or consumer
publications as, among others:            AAII Journal, Barron's,
Boston Business Journal, Boston Globe,           Boston Herald,
Business Week, Consumer's Digest, Consumer Guide
Publications, Changing Times, Financial Planning, Financial
   World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's
         Daily, Los Angeles Times, Medical Economics, Miami
Herald, Money           Mutual Fund Forecaster, Mutual Fund
Letter, Mutual Fund Source           Book, Mutual Fund Values,
National Underwriter Nelson's Directory           of Investment
Managers, New York Times, Newsweek, No Load Fund
Investor, No Load Fund* X, Oakland Tribune, Pension World,
  Pensions and Investment Age, Personal Investor, Rugg and
Steele,           Time, U.S. News and World Report, USA Today,
The Wall Street           Journal, and Washington Post.

                                 FINANCIAL STATEMENTS

                    As of April 30, 1997 the Fund has not
commenced           operations, and therefore has not issued
historical financial           statements.  After the Fund
commences operations, it will issue           an Annual Report to
shareholders for each fiscal year ended













          December 31 and a Semi-Annual Report to shareholders
for each           period June 30.

                                      APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND              MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

          [From "Moody's Bond Record," November 1994 Issue
(Moody's           Investors Service, New York, 1994), and
"Standard & Poor's           Municipal Ratings Handbook," October
1994 Issue (McGraw Hill, New           York, 1994).]

          MOODY'S:

               (a)  CORPORATE BONDS.  Bonds rated Aaa by Moody's
are judged           by Moody's to be of the best quality,
carrying the smallest           degree of investment risk.
Interest payments are protected by a           large or
exceptionally stable margin and principal is secure.
Bonds rated Aa are judged by Moody's to be of high quality by all standards.  Aa bonds are rated lower than Aaa bonds
because           margins of protection may not be as large as
those of Aaa bonds,           or fluctuations of protective
elements may be of greater           amplitude, or there may be
other elements present which make the           long-term risks
appear somewhat larger than those applicable to           Aaa
securities.  Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to
principal           and interest are considered adequate, but
elements may be present           which suggest a susceptibility
to impairment sometime in the           future.

               Bonds rated Baa by Moody's are considered medium-
grade           obligations, i.e., they are neither highly
protected nor poorly           secured.  Interest payments and
principal security appear           adequate for the present, but
certain protective elements may be           lacking or may be
characteristically unreliable over any great           length of
time.  Such bonds lack outstanding investment
characteristics and in fact have speculative characteristics as well.  Bonds which are rated Ba are judged to have
speculative           elements; their future cannot be considered
well-assured.  Often           the protection of interest and
principal payments may be very           moderate and thereby not
well safeguarded during both good and           bad times over
the future.  Uncertainty of position characterizes
bonds in this class.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments of or maintenance of other
terms           of the contract over any long period of time may
be small.

               Bonds which are rated Caa are of poor standing.
Such           issues may be in default or there may be present
elements of           danger with respect to principal or
interest.  Bonds which are           rated Ca represent
obligations which are speculative in a high           degree.
Such issues are often in default or have other marked












          shortcomings.  Bonds which are rated C are the lowest
rated class           of bonds and issues so rated can be
regarded as having extremely           poor prospects of ever
attaining any real investment standing.

               (b)  COMMERCIAL PAPER.  The Prime rating is the
highest           commercial paper rating assigned by Moody's.
Among the factors           considered by Moody's in assigning
ratings are the following:            (1) evaluation of the
management of the issuer; (2) economic           evaluation of
the issuer's industry or industries and an           appraisal of
speculative-type risks which may be inherent in           certain
areas; (3) evaluation of the issuer's products in
relation to competition and customer acceptance; (4) liquidity;
       (5) amount and quality of long-term debt; (6) trend of
earnings           over a period of ten years; (7) financial
strength of a parent           company and the relationships
which exist with the issuer; and           (8) recognition by
management of obligations which may be present           or may
arise as a result of public interest questions and
preparations to meet such obligations.  Issuers within this Prime category may be given ratings 1, 2 or 3, depending on
the           relative strengths of these factors.  The
designation of Prime-1           indicates the highest quality
repayment capacity of the rated           issue.

          S&P:

               (a)  CORPORATE BONDS.  An S&P corporate debt
rating is a           current assessment of the creditworthiness
of an obligor with           respect to a specific obligation.
The ratings are based on           current information furnished
by the issuer or obtained by S&P           from other sources it
considers reliable.  The ratings described           below may be
modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               Debt rated AAA by S&P is considered by S&P to be
the highest           grade obligation.  Capacity to pay interest
and repay principal           is extremely strong.  Debt rated AA
is judged by S&P to have a           very strong capacity to pay
interest and repay principal and           differs from the
highest rated issues only in small degree.  Debt           rated
A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               Debt rated BBB by S&P is regarded by S&P as having
an           adequate capacity to pay interest and repay
principal.  Although           such bonds normally exhibit
adequate protection parameters,           adverse economic
conditions or changing circumstances are more           likely to
lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

               Debt rated BB, B, CCC, CC and C is regarded as
having           predominately speculative characteristics with
respect to           capacity to pay interest and repay
principal.  BB indicates the           least degree of
speculation and C the highest.  While such debt












          will likely have some quality and protective
characteristics,           these are outweighed by large
uncertainties or exposures to           adverse conditions.  Debt
rated BB has less near-term           vulnerability to default
than other speculative issues.  However,           it faces major
ongoing uncertainties or exposure to adverse           business,
financial or economic conditions which could lead to
inadequate capacity to meet timely interest and principal
 payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
         BBB- rating.  Debt rated B has a greater vulnerability
to default           but currently has the capacity to meet
interest payments and           principal repayments.  Adverse
business, financial, or economic           conditions will likely
impair capacity or willingness to pay           interest and
repay principal.  The B rating category is also used
for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.  Debt rated CCC has a
currently           identifiable vulnerability to default, and is
dependent upon           favorable business, financial, and
economic conditions to meet           timely payment of interest
and repayment of principal.  In the           event of adverse
business, financial or economic conditions, it           is not
likely to have the capacity to pay interest and repay
principal.  The CCC rating category is also used for debt
 subordinated to senior debt that is assigned an actual or
implied           B or B- rating.  The rating CC typically is
applied to debt           subordinated to senior debt which is
assigned an actual or           implied CCC debt rating.  The
rating C typically is applied to           debt subordinated to
senior debt which is assigned an actual or           implied CCC-
debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

               (b)  COMMERCIAL PAPER.  An S&P commercial paper
rating is a           current assessment of the likelihood of
timely payment of debt           having an original maturity of
no more than 365 days.

               Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to
meet cash           requirements; (ii) long-term senior debt
rating should be A or           better, although in some cases
BBB credits may be allowed if           other factors outweigh
the BBB; (iii) the issuer should have           access to at
least one additional channel of borrowing; (iv)           basic
earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the
issuer           should have a strong position within its
industry and the           reliability and quality of management
should be unquestioned.            Issues rated A are further
referred to by use of numbers 1, 2 and           3 to denote
relative strength within this highest classification.
For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

               Issues rated B are regarded as having only
speculative           capacity for timely payment.  The C rating
is assigned to short-          term debt obligations with a
doubtful capacity for payment.












                                IVY MONEY MARKET FUND

                                     a series of

                                       IVY FUND
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida  33432

                         STATEMENT OF ADDITIONAL INFORMATION

                                   April 30, 1997

__________________________________________________________

             Ivy Fund (the "Trust") is an open-end management
investment           company that consists of sixteen fully
managed portfolios, each           of which (except for Ivy Latin
America Strategy Fund and Ivy           International Bond Fund)
is diversified.  Each of Ivy Latin           America Strategy
Fund and Ivy International Bond Fund is a non-
diversified portfolio.  This Statement of Additional Information
        ("SAI") describes one of these portfolios:  Ivy Money
Market Fund           (the "Fund").  The other fifteen portfolios
of the Trust are           described in separate Statements of
Additional Information.

               This SAI is not a prospectus, and should be read
in           conjunction with the prospectus for the Fund dated
April 30, 1997           (the "Prospectus"), which may be
obtained upon request and           without charge from the Trust
at the Distributor's address and           telephone number
listed below.


                                  INVESTMENT MANAGER

                             Ivy Management, Inc. ("IMI")
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone:  (800) 777-6472

                                     DISTRIBUTOR

                           Ivy Mackenzie Distributors, Inc.
                 Via Mizner Financial Plaza, Suite 300
                  700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone:  (800) 456-5111




















                                  TABLE OF CONTENTS


    PAGE

               INVESTMENT OBJECTIVE AND POLICIES  . . . . . . . .
 . . .   1                U.S. GOVERNMENT SECURITIES . . . . . . .
 . . . . . . . .   1                COMMERCIAL PAPER . . . . . . .
 . . . . . . . . . . . . .   2                BANKING INDUSTRY AND
SAVINGS AND LOAN OBLIGATIONS  . . .   2                INVESTMENT
RESTRICTIONS  . . . . . . . . . . . . . . . .   2
A               ADDITIONAL RESTRICTIONS  . . . . . . . . . . . .
 . . . .   4                ADDITIONAL RIGHTS AND PRIVILEGES . . .
 . . . . . . . . .   5                AUTOMATIC INVESTMENT METHOD
 . . . . . . . . . . . . . .   5                EXCHANGE OF SHARES
 . . . . . . . . . . . . . . . . . . .   5
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .   6
              INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) . . . . . . .
 6                     DEFERRED COMPENSATION FOR PUBLIC SCHOOLS
AND                          CHARITABLE ORGANIZATIONS ("403(B)(7)
                        ACCOUNT")  . . . . . . . . . . . . . . .
 . . .   8                SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS
 . . . . . . .     9                SYSTEMATIC WITHDRAWAL PLAN . .
 . . . . . . . . . . . . .   9                GROUP SYSTEMATIC
INVESTMENT PROGRAM  . . . . . . . . . .   9
BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . .  10
         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI . . . . . . . .
15                INVESTMENT ADVISORY AND OTHER SERVICES . . . .
 . . . . .  17                BUSINESS MANAGEMENT AND INVESTMENT
ADVISORY SERVICES . .  17                DISTRIBUTION SERVICES  .
 . . . . . . . . . . . . . . . .  19                CUSTODIAN  . .
 . . . . . . . . . . . . . . . . . . . . .  21                FUND
ACCOUNTING SERVICES . . . . . . . . . . . . . . . .  21
    TRANSFER AND DIVIDEND PAYING AGENT . . . . . . . . . . .  21
             ADMINISTRATOR  . . . . . . . . . . . . . . . . . . .
 . .  21                AUDITORS . . . . . . . . . . . . . . . . .
 . . . . . . .  21                CAPITALIZATION AND VOTING RIGHTS
 . . . . . . . . . . . .  22                NET ASSET VALUE  . . .
 . . . . . . . . . . . . . . . . .  23                REDEMPTIONS
 . . . . . . . . . . . . . . . . . . . . . .  24
TAXATION . . . . . . . . . . . . . . . . . . . . . . . .  25
         GENERAL  . . . . . . . . . . . . . . . . . . . . . . . .
25                DEBT SECURITIES ACQUIRED AT A DISCOUNT . . . .
 . . . . .  26                DISTRIBUTIONS  . . . . . . . . . . .
 . . . . . . . . . .  27                DISPOSITION OF SHARES  . .
 . . . . . . . . . . . . . . .  27                BACKUP
WITHHOLDING . . . . . . . . . . . . . . . . . . .  28
  OTHER INFORMATION  . . . . . . . . . . . . . . . . . . .  28
           CALCULATION OF YIELD . . . . . . . . . . . . . . . . .
 .  28                STANDARDIZED YIELD QUOTATIONS  . . . . . . .
 . . . . . .  28                OTHER QUOTATIONS, COMPARISONS AND
GENERAL INFORMATION  .  29                FINANCIAL STATEMENTS .
 . . . . . . . . . . . . . . . . .  30                APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND              MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS . . . . . . . .  31
















                          INVESTMENT OBJECTIVE AND POLICIES

               The Trust is a diversified open-end management
investment           company organized as a Massachusetts
business trust on December           21, 1983.  The Fund's
investment objective and general investment           policies
are described in the Prospectus. Additional information concerning the Fund's investments is set forth below.

          U.S. GOVERNMENT SECURITIES

               U.S. Government securities are obligations of, or
guaranteed           by, the U.S. Government securities are
obligations of, or           guaranteed by, the U.S. Government,
its agencies or           instrumentalities.  Securities
guaranteed by the U.S. Government           include:  (1) direct
obligations of the U.S. Treasury (such as           Treasury
bills, notes, and bonds) and (2) Federal agency
obligations guaranteed as to principal and interest by the U.S.
       Treasury (such as GNMA certificates, which are mortgage-
backed           securities).  When such securities are held to
maturity, the           payment of principal and interest is
unconditionally guaranteed           by the U.S. Government, and
thus they are of the highest possible           credit quality.
U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans.  For example, GNMA           certificates are such
securities in which the timely payment of           principal and
interest is guaranteed by the full faith and credit           of
the U.S. Government.  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average
life           of the loans typically will be substantially less
because the           mortgages will be subject to principal
amortization and may be           prepaid prior to maturity.
Prepayment rates vary widely and may           be affected by
changes in market interest rates.  In periods of
falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the
security.            Conversely, rising interest rates tend to
decrease the rate of           prepayment, thereby lengthening
the actual average life of the           security (and increasing
the security's price volatility).            Accordingly, it is
not possible to predict accurately the average           life of
a particular pool.  Reinvestment of prepayment may occur
at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-
        backed securities can be less effective than typical
bonds of           similar maturities at "locking in" yields
during periods of           declining interest rates.  Such
securities may appreciate or           decline in market value
during periods of declining or rising           interest rates,
respectively.

               Securities issued by U.S. Government
instrumentalities and           certain federal agencies are
neither direct obligations of nor           guaranteed by the
U.S. Treasury; however, they involve Federal












          sponsorship in one way or another.  Some are backed by
specific           types of collateral, some are supported by the
issuer's right to           borrow from the Treasury, some are
supported by the discretionary           authority of the
Treasury to purchase certain obligations of the           issuer,
others are supported only by the credit of the issuing
government agency or instrumentality.  These agencies and
 instrumentalities include, but are not limited to, Federal Land
        Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home
         Loan Banks, Federal National Mortgage Association,
Federal Home           Loan Mortgage Corporation, and Student
Loan Marketing           Association.

          COMMERCIAL PAPER

               Commercial paper represents short-term unsecured
promissory           notes issued in bearer form by bank holding
companies,           corporations and finance companies.  The
Fund may invest in           commercial paper that is rated A-1
by S&P or Prime-1 by Moody's           or, if not rated by
Moody's or S&P, is issued by companies having           an
outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

          BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

               The Fund may invest in bank obligations, which may
include           certificates of deposit, bankers' acceptances
and other short-          term debt obligations.  Certificates of
deposit are negotiable           certificates issued against
funds deposited in a commercial bank           for a definite
period of time and earning a specified return.
Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for
specific           merchandise, that are "accepted" by a bank,
meaning, in effect,           that the bank unconditionally
agrees to pay the face value of the           instrument on
maturity.

               The Fund may invest in certificates of deposit of
large           domestic banks (i.e., banks that at the time of
their most recent           annual financial statements show
total assets in excess of $1           billion), including
foreign branches of such domestic banks, and           of smaller
banks as described below. The Fund will not invest in certificates of deposit of foreign banks. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in
certificates of           deposit issued by domestic banks,
including the possible           imposition of withholding taxes
on interest income, the possible           adoption of foreign
governmental restrictions which might           adversely affect
the payment of principal and interest on such
certificates of deposit, or other adverse political or economic developments.  In addition, it might be more difficult to
obtain           and enforce a judgment against a foreign branch
of a domestic           bank.  Although the Trust recognizes that
the size of a bank is           important, this fact alone is not
necessarily indicative of its












          creditworthiness.  The Fund may invest in certificates
of deposit           issued by banks and savings and loan
institutions that at the           time of their most recent
annual financial statements had total           assets of less
than $1 billion, provided that (i) the principal
amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund
hold more           than $100,000 principal amount of
certificates of deposit of any           one such bank, and (iii)
at the time of acquisition, no more than           10% of the
Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

                               INVESTMENT RESTRICTIONS

               The Fund's investment objectives as set forth in
the           Prospectus under "Investment Objective and
Policies," together           with the investment restrictions
set forth below, are fundamental           policies of the Fund
and may not be changed without the approval           of a
majority (as defined in the Investment Company Act of 1940,
   as amended (the "1940 Act")) of the Fund's outstanding voting shares. Under these restrictions, the Fund may not:

               (i)       borrow money, except for temporary
purposes where                          investment transactions
might advantageously                          require it.  Any
such loan may not be for a period                          in
excess of 60 days, and the aggregate amount of
     all outstanding loans may not at any time exceed
            10% of the value of the total assets of the Fund
                   at the time any such loan is made;

               (ii)      purchase securities on margin;

               (iii)     sell securities short;

               (iv)      lend any funds or other assets, except
that this                          restriction shall not prohibit
(a) the entry into                          repurchase agreements
or (b) the purchase of                          publicly
distributed bonds, debentures and other
securities of a similar type, or privately placed
        municipal or corporate bonds, debentures and other
                 securities of a type customarily purchased by
                     institutional investors or publicly traded
in the                          securities markets;

               (v)       participate in an underwriting or
selling group in                          connection with the
public distribution of                          securities except
for its own capital stock;

               (vi)      invest more than 5% of the value of its
total                          assets in the securities of any
one issuer (except                          obligations of
domestic banks or the U.S.                          Government,
its agencies, authorities and
instrumentalities);













               (vii)     hold more than 10% of the voting
securities of                          any one issuer (except
obligations of domestic                          banks or the
U.S. Government, its agencies,
authorities and instrumentalities);

               (viii)    purchase from or sell to any of its
officers or                          trustees, or firms of which
any of them are                          members or which they
control, any securities                          (other than
capital stock of the Fund), but such
persons or firms may act as brokers for the Fund
       for customary commissions to the extent permitted by the 1940 Act;

               (ix)      purchase or sell real estate or
commodities and                          commodity contracts;

               (x)       purchase the securities of any other
open-end                          investment company, except as
part of a plan of                          merger or
consolidation;

               (xi)      make an investment in securities of
companies in                          any one industry (except
obligations of domestic                          banks or the
U.S. Government, its agencies,
authorities, or instrumentalities) if such
 investment would cause investments in such
  industry to exceed 25% of the market value of the
          Fund's total assets at the time of such
        investment; or

               (xii)     issue senior securities, except as
appropriate to                          evidence indebtedness
which it is permitted to                          incur, and
except to the extent that shares of the
separate classes or series of the Trust may be deemed to be senior securities.

               Under the 1940 Act, the Fund is permitted, subject
to the           above investment restrictions, to borrow money
only from banks.            The Trust has no current intention of
borrowing amounts in excess           of 5% of the Fund's assets.
The Fund will continue to interpret           fundamental
investment restriction (ix) as prohibiting investment
in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily
marketable           securities of companies that invest in real
estate or interests           therein, including real estate
investment trusts.

                               ADDITIONAL RESTRICTIONS

               The Fund has adopted the following additional
restrictions,           which are not fundamental and which may
be changed without           shareholder approval to the extent
permitted by applicable law,           regulation or regulatory
policy.  Under these restrictions, the           Fund may not:














               (i)       invest in oil, gas or other mineral
leases or                          exploration or development
programs;

               (ii)      invest more than 5% of the value of its
total                          assets in the securities of
unseasoned issuers,                          including their
predecessors, which have been in
operation for less than three years;

               (iii)     invest more than 5% of the value of its
total                          assets in the securities of
issuers which are not                          readily
marketable;

               (iv)      engage in the purchase and sale of puts,
calls,                          straddles or spreads (except to
the extent                          described in the Prospectus
and in this SAI);

               (v)       invest in companies for the purpose of
exercising                          control of management;

               (vi)      purchase any security which it is
restricted from                          selling to the public
without registration under                          the
Securities Act of 1933; or

               (vii)     invest more than 5% of its total assets
in                          warrants, valued at the lower of cost
or market,                          or more than 2% of its total
assets in warrants,                          so valued, which are
not listed on either the New                          York or
American Stock Exchanges.

               Whenever an investment objective, policy or
restriction set           forth in the Prospectus or this SAI
states a maximum percentage           of assets that may be
invested in any security or other asset or           describes a
policy regarding quality standards, such percentage
limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered
into.            Accordingly, if a percentage limitation is
adhered to at the time           of investment, a later increase
or decrease in the percentage           which results from
circumstances not involving any affirmative           action by
the Fund (such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control) will not be considered a violation.

                           ADDITIONAL RIGHTS AND PRIVILEGES

               The Trust offers (and except as noted below) bears
the cost           of providing to investors the following rights
and privileges.            The Trust reserves the right to amend
or terminate any one or           more of these rights and
privileges.  Notice of amendments to or           terminations of
rights and privileges will be provided to           shareholders
in accordance with applicable law.

               Certain of the rights and privileges described
below apply           to other funds distributed by Ivy Mackenzie
Distributors, Inc.           ("IMDI"), which funds are not
described in this SAI.  These funds












          are:  Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada
Fund, Ivy           China Region Fund, Ivy Emerging Growth Fund,
Ivy Global Fund, Ivy           Global Natural Resources Fund, Ivy
Global Science & Technology           Fund, Ivy Growth Fund, Ivy
Growth with Income Fund, Ivy           International Fund, Ivy
International Fund II (expected effective           date of May
13, 1997), Ivy International Bond Fund, Ivy
International Small Companies Fund, Ivy Latin America Strategy
      Fund, Ivy New Century Fund and Ivy Pan-Europe Fund
(expected           effective date of May 13, 1997), the other
seventeen series of           the Trust; and Mackenzie California
Municipal Fund, Mackenzie           Limited Term Municipal Fund,
Mackenzie National Municipal Fund           and Mackenzie New
York Municipal Fund, the four series of           Mackenzie
Series Trust (collectively, with the Fund, the "Ivy
Mackenzie Funds").  Before exercising any right or privilege that may relate to any of these funds, shareholders should
obtain the           fund's current prospectus.

          AUTOMATIC INVESTMENT METHOD

               The Automatic Investment Method, which enables a
Fund           shareholder to have specified amounts drwan each
month from his           or her bank for investment in Fund
shares, is available for Class           A, Class B and Class C
shareholders.  The minimum initial and           subsequent
investment under this method is $50 per month (except
in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month).
A           shareholder may terminate the Automatic Investment
Method at any           time upon delivery to Ivy Mackenzie
Services Corp. ("IMSC") of           telephone instructions or
written notice.  See "Automatic           Investment Method" in
the Prospectus.  To begin the plan,           complete Sections
6A and 7B of the Account Application.

          EXCHANGE OF SHARES

               As described in the Fund's Prospectus,
shareholders of the           Fund have an exchange privilege
with certain other Ivy Mackenzie           Funds (except Ivy
International Fund unless you have an existing           Ivy
International Fund account).  Before effecting an exchange,
   shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into
which the           exchange is to be made.

               The minimum amount which may be exchanged into an
Ivy           Mackenzie Fund in which shares are not already held
is $1,000.            No exchange out of the Fund (other than by
a complete exchange of           all Fund shares) may be made if
it would reduce the shareholder's           interest in the Fund
to less than $1,000.

               Each exchange of Fund shares will be made on the
basis of           the relative net asset value per share of each
Ivy or Mackenzie           Fund (into which the exchange is being
made) next computed           following receipt by IMSC of
telephone instructions by IMSC or a           properly executed
request.  An exchange from the Fund into any           other
funds into which exchanges are permitted may be subject to












          a sales charge, unless such sales charge has already
been paid.            Exchanges, whether written or telephonic,
must be received by           IMSC by the close of regular
trading on the New York Stock           Exchange (the "Exchange")
(normally 4:00 p.m., eastern time) to           receive the price
computed on the day of receipt.  Exchange           requests
received after that time will receive the price next
determined following receipt of the request.  The exchange
  privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice to the extent
required by           applicable law.  See "Redemptions."

               An exchange of shares between any of the Ivy
Mackenzie Funds           will result in a taxable gain or loss.
Generally, this will be a           capital gain or loss (long-
term or short-term, depending on the           holding period of
the shares) in the amount of the difference           between the
net asset value of the shares surrendered and the
shareholder's tax basis for those shares.  However, in certain circumstances, shareholders will be ineligible to take
sales           charges into account in computing taxable gain or
loss on an           exchange.  See "Taxation."

               With limited exceptions, gain realized by a tax-
deferred           retirement plan will not be taxable to the
plan and will not be           taxed to the participant until
distribution.  Each investor           should consult his or her
tax adviser regarding the tax           consequences of an
exchange transaction.

          RETIREMENT PLANS

               Shares of the Fund may be purchased in connection
with           several types of tax-deferred retirement plans.
Shares of more           than one fund distributed by IMDI may be
purchased in a single           application establishing a single
plan account, and shares held           in such an account may be
exchanged among the funds in the Ivy           Mackenzie Funds in
accordance with the terms of the applicable           plan and
the exchange privilege available to all shareholders.
Initial and subsequent purchase payments in connection with tax-
       deferred retirement plans must be at least $25 per participant.

               The following fees will be charged to individual
shareholder           accounts as described in the retirement
prototype plan document:

               Retirement Plan New Account Fee         No fee
          Retirement Plan Annual Maintenance Fee $10.00 per account

          For shareholders whose retirement accounts are
diversified across           more than two funds in the Ivy
Mackenzie Funds, the annual           maintenance fee will be
limited to not more than $20.

               The following discussion describes in general
terms the tax           treatment of certain tax-deferred
retirement plans under current           Federal income tax law.
State income tax consequences may vary.            An individual
considering the establishment of a retirement plan













          should consult with an attorney and/or an accountant
with respect           to the terms and tax aspects of the plan.

               INDIVIDUAL RETIREMENT ACCOUNTS (IRAs).  Shares of
the Trust           may be used as a funding medium for an
Individual Retirement           Account ("IRA").  Eligible
individuals may establish an IRA by           adopting a model
custodial account available from IMSC, which may           impose
a charge for establishing the account. Individuals may wish to consult their tax advisers before investing IRA assets in a fund (which primarily distributes exempt-interest dividends).

               An individual who has not reached age 70-1/2 and
who           receives compensation or earned income is eligible
to contribute           to an IRA, whether or not he or she is an
active participant in a           retirement plan.  An individual
who receives a distribution from           another IRA, a
qualified retirement plan, a qualified annuity           plan or
a tax-sheltered annuity or custodial account ("403(b)
plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution
either           directly or within 60 days after its receipt.
Tax advice should           be obtained in connection with
planning a rollover contribution           to an IRA.

               In general, an eligible individual may contribute
up to the           lesser of $2,000 or 100% of his or her
compensation or earned           income to an IRA each year.  If
a husband and wife are both           employed, and both are
under age 70-1/2, each may set up his or           her own IRA
within these limits.  If both earn at least $2,000           per
year, the maximum potential contribution is $4,000 per year
   for both.  For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned
income of           the spouses is at least $4,000, a
contribution of up to $2,000           may be made to each
spouse's IRA.  For years before 1997,           however,  if one
spouse has (or elects to be treated as having)           no
earned income for IRA purposes for a year, the working spouse may contribute up to the lesser of $2,250 or 100% of his or
her           compensation or earned income for the year to IRAs
for both           spouses, provided that no more than $2,000 is
contributed to the           IRA of either spouse.  Rollover
contributions are not subject to           these limits.

               An individual may deduct his or her annual
contributions to           an IRA in computing his or her Federal
income tax within the           limits described above, provided
he or she (and his or her           spouse, if they file a joint
Federal income tax return) is not an           active participant
in a qualified retirement plan (such as a           qualified
corporate, sole proprietorship, or partnership pension,
profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or
government           plan.  If he or she (or his or her spouse)
is an active           participant, a full deduction is only
available if he or she has           adjusted gross income that
is no greater than a specified level           ($40,000 for
married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return).  The deduction is phased out ratably
for active           participants with adjusted gross income
between certain levels           ($40,000 and $50,000 for married
individuals filing a joint           return, $25,000 and $35,000
for single individuals, and $0 and           $10,000 for married
individuals filing separate returns).            Individuals with
income above the specified phase-out level may           not
deduct their IRA contributions.  Rollover contributions are
   not includible in income for Federal income tax purposes and, therefore, are not deductible from it.

               Generally, earnings on an IRA are not subject to
current           Federal income tax until distributed.
Distributions attributable           to tax-deductible
contributions and to IRA earnings are taxed as           ordinary
income.  Distributions of non-deductible contributions
are not subject to Federal income tax.  In general, distributions from an IRA to an individual before he or she reaches
age 59-1/2           are subject to a nondeductible penalty tax
equal to 10% of the           taxable amount of the distribution.
The 10% penalty tax does not           apply to amounts withdrawn
from an IRA after the individual           reaches age 59-1/2,
becomes disabled or dies, if withdrawn in the           form of
substantially equal payments over the life or life
expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, or, for years after 1996, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for
certain           health insurance premiums.  Distributions must
begin to be           withdrawn not later than April 1 of the
calendar year following           the calendar year in which the
individual reaches age 70-1/2.            Failure to take certain
minimum required distributions will           result in the
imposition of a 50% non-deductible penalty tax.
Extremely large distributions in any one year (other than 1997,
       1998 or 1999) from an IRA (or from an IRA and other
retirement           plans) may also result in a penalty tax.

               QUALIFIED PLANS.  For those self-employed
individuals who           wish to purchase shares of one or more
of the funds in the Ivy           Mackenzie Funds through a
qualified retirement plan, a Retirement           Plan is
available from IMSC.  The Retirement Plan may be adopted
as a profit sharing plan or a money purchase pension plan.  A profit sharing plan permits an annual contribution to be
made in           an amount determined each year by the self-
employed individual           within certain limits prescribed by
law.  A money purchase           pension plan requires annual
contributions at the level specified           in the Retirement
Plan.  There is no set-up fee for qualified           plans and
the annual maintenance fee is $20.00 per account.

               In general, if a self-employed individual has any
common law           employees, employees who have met certain
minimum age and service           requirements must be covered by
the Retirement Plan.  A self-          employed individual
generally must contribute the same percentage           of income
for common law employees as for himself or herself.














               A self-employed individual may contribute up to
the lesser           of $30,000 or 25% of compensation or earned
income to a money           purchase pension plan or to a
combination profit sharing and           money purchase pension
plan arrangement each year on behalf of           each
participant.  To be deductible, total contributions to a
profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the
plan,           and total contributions to a combination money
purchase-profit           sharing arrangement generally may not
exceed 25% of the total           compensation or earned income
of all participants.  The amount of           compensation or
earned income of any one participant that may be
included in computing the deduction is limited (generally to
    $150,000 for benefits accruing in plan years beginning after
        1993, with annual inflation adjustments).  A self-
employed           individual's contributions to a retirement
plan on his or her own           behalf must be deducted in
computing his or her earned income.

               Corporate employers may also adopt the Retirement
Plan for           the benefit of their eligible employees.
Similar contribution           and deduction rules apply to
corporate employers.

               Distributions from the Retirement Plan generally
are made           after a participant's separation from service.
A 10% penalty tax           generally applies to distributions to
an individual before he or           she reaches age 59-1/2,
unless the individual (1) has reached age           55 and
separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
       (5) takes the withdrawal as part of a series of
substantially           equal payments over his or her life
expectancy or the joint life           expectancy of himself or
herself and a designated beneficiary; or           (6) rolls over
the distribution.

               The Transfer Agent will arrange for Investors Bank
& Trust           to furnish custodial services to the employer
and any           participating employees.

               DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
CHARITABLE           ORGANIZATIONS ("403(B)(7) ACCOUNT").
Section 403(b)(7) of the           Internal Revenue Code of 1986,
as amended (the "Code"), permits           public school systems
and certain charitable organizations to use           mutual fund
shares held in a custodial account to fund deferred
compensation arrangements with their employees.  A custodial account agreement is available for those employers whose employees wish to purchase shares of the Fund in conjunction
with           such an arrangement.  The special application for
a 403(b)(7)           Account is available from IMSC.

               Distributions from the 403(b)(7) Account may be
made only           following death, disability, separation from
service, attainment           of age 59-1/2, or incurring a
financial hardship.  A 10% penalty           tax generally
applies to distributions to an individual before he           or
she reaches age 59-1/2, unless the individual has (1) reached age 55 and separated from service; (2) died or become
disabled;           (3) used the withdrawal to pay tax-deductible
medical expenses;












          (4) taken the withdrawal as part of a series of
substantially           equal payments over his or her life
expectancy or the joint life           expectancy of himself or
herself and a designated beneficiary; or           (5) rolled
over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

               SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS.  An
employer may           deduct contributions to a SEP up to the
lesser of $30,000 or 15%           of compensation.  SEP accounts
generally are subject to all rules           applicable to IRA
accounts, except the deduction limits, and are           subject
to certain employee participation requirements.  No new
salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-
          salary reduction SEPs may continue to be established as
well as           maintained after 1996.

               SIMPLE PLANS:  An employer may establish a SIMPLE
IRA or a           SIMPLE 401(k) for years after 1996.  An
employee can make pre-tax           salary reduction
contributions to a SIMPLE Plan, up to $6,000 a           year.
Subject to certain limits, the employer will either match
 a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without
regard to the           amount the employee contributes.  An
employer cannot maintain a           SIMPLE Plan for its
employees if any contributions or benefits           are credited
to those employees under any other qualified           retirement
plan maintained by the employer.

          SYSTEMATIC WITHDRAWAL PLAN

               A shareholder may establish a Systematic
Withdrawal Plan           (the "Withdrawal Plan") by telephone
instructions to IMSC or by           delivery to IMSC of a
written election to have his or her shares           withdrawn
periodically, accompanied by a surrender to IMSC of all
share certificates then outstanding in such shareholder's name of, properly endorsed by the shareholder.  [To be eligible
to           elect a Withdrawal Plan, a shareholder must have at
least $5,000           in his or her account.]  A Withdrawal Plan
may not be established           if the investor is currently
participating in the Automatic           Investment Method.  The
Withdrawal Plan may involve the depletion           of a
shareholder's principal, depending on the amount withdrawn.

               A redemption under the Withdrawal Plan is a
taxable event.            Shareholders contemplating
participating in the Withdrawal Plan           should consult
their tax advisers.

               Additional investments made by investors
participating in           the Withdrawal Plan must equal at
least $1,000 each while the           Withdrawal Plan is in
effect.

               An investor may terminate his or her participation
in the           Withdrawal Plan at any time, participation in by
delivering           written notice to IMSC.  If all shares held
by the investor are












          liquidated at any time, the Withdrawal Plan will
terminate           automatically.  The Trust or IMSC may
terminate the Withdrawal           Plan option at any time after
reasonable notice to shareholders.


          GROUP SYSTEMATIC INVESTMENT PROGRAM

               Shares of the Fund may be purchased in connection
with           investment programs established by employee or
other groups using           systematic payroll deductions or
other systematic payment           arrangements.  The Trust does
not itself organize, offer or           administer any such
programs.  However, it may, depending upon           the size of
the program, waive the minimum initial and additional
investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
   Unless shares of the Fund are purchased in conjunction with
IRAs           (see "How to Buy Shares" in the Prospectus), such
group           systematic investment programs are not entitled
to special tax           benefits under the Code.  The Trust
reserves the right to refuse           purchases at any time or
suspend the offering of shares in           connection with group
systematic investment programs, and to           restrict the
offering of shareholder privileges, such as check writing and other optional privileges, as described in the
  Prospectus, to shareholders using group systematic investment programs.

               With respect to each shareholder account
established on or           after September 15, 1972 under a
group systematic investment           program, the Trust and IMI
each currently charge a maintenance           fee of $3.00 (or
portion thereof) that for each twelve-month           period (or
portion thereof) that the account is maintained.  The
Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved
or by           causing on the date the fee is assessed a
redemption in each such           shareholder account sufficient
to pay such fee.  The Trust           reserves the right to
change these fees from time to time without           advance
notice.

                                 BROKERAGE ALLOCATION

               Subject to the overall supervision of the
President and the           Board of Trustees of the Trust (the
"Trustees" or "Board"), IMI           places orders for the
purchase and sale of the Fund's portfolio           securities.
All portfolio transactions are effected at the best
price and execution obtainable.  Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid
by the           Fund for such purchases and sales (although the
price paid           generally includes undisclosed compensation
to the dealer).  The           prices paid to underwriters of
newly-issued securities usually           include a concession
paid by the issuer to the underwriter, and           purchases of
after-market securities from dealers normally           reflect
the spread between the bid and asked prices. In connection with over-the-counter ("OTC") transactions, IMI attempts to deal directly with the principal market
makers,           except in those circumstances where IMI
believes that better           prices and execution are available
elsewhere.

               IMI selects broker-dealers to execute transactions
and           evaluates the reasonableness of commissions on the
basis of           quality, quantity, and the nature of the
firms' professional           services.  Commissions to be
charged and the rendering of           investment services,
including statistical, research, and           counseling
services by brokerage firms, are factors to be
considered in placing of brokerage business.  The types of
  research services provided by brokers may include general
   economic and industry data, and information on securities of specific companies.  Research services provided by brokers through whom the Trust effects securities transactions
may be           used by IMI in servicing all of its accounts.
In addition, not           all of these services may be used by
IMI in connection with the           services it provides to the
Fund or the Trust.  IMI may consider           sales of Fund
shares as a factor in the selection of broker-          dealers
and may select broker-dealers that provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

               The Fund may, under some circumstances, accept
securities in           lieu of cash as payment for Fund shares.
The Fund will accept           securities only to increase its
holdings in a portfolio security           or to take a new
portfolio position in a security that IMI deems           to be a
desirable investment for the Fund.  While no minimum has
been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1
million.            The Trust may reject in whole or in part any
or all offers to pay           for Fund shares with securities
and may discontinue accepting           securities as payment for
Fund shares at any time without notice.            The Trust will
value accepted securities in the manner and at the           same
time provided for valuing portfolio securities of the Fund,
   and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued.  The
Trust will           accept securities delivered in proper form
and will not only           accept securities subject to legal
restrictions on transfer.  The           acceptance of securities
by the Trust must comply with applicable           laws of
certain states.

               During the fiscal years ended December 31, 1994,
1995 and           1996, the Fund paid no brokerage commissions.






















                                TRUSTEES AND OFFICERS

               The Trustees and Executive Officers of the Trust,
their           business addresses and principal occupations
during the past five           years are:

                                   POSITION
                                   WITH THE     BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST        AND
PRINCIPAL OCCUPATIONS

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics Research           60 Concord Street
Corp. (instruments and            Wilmington, MA  01887
     controls); Director, Burr-          Age: 73
            Brown Corp. (operational
                  amplifiers); Director,
                      Metritage Incorporated
                          (level measuring
                        instruments); Trustee of
                              Mackenzie Series Trust
                                  (1992-present).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park-Box 500
 Broyhill Family Foundation,           Lenoir, NC 28645
          Inc. (1983-Present);           Age:  73
            Chairman and President,
                 Broyhill Investments, Inc.
                         (1983-present); Chairman,
                                Broyhill Timber Resources
                                       (1983-present); Management
                                               of a personal
portfolio of
fixed-income and equity
     investments (1983-present);
              Trustee of Mackenzie Series
                       Trust (1988-present);
                          Director of The Mackenzie
                                 Funds Inc. (1988-1995).

          Stanley Channick         Trustee      President and
Chief           11 Bala Avenue                        Executive
Officer, The           Bala Cynwyd, PA 19004
Whitestone Corporation            Age:  73
     (insurance agency);
      Chairman, Scott Management
              Company (administrative
                   services for insurance
                       companies); President, The
                               Channick Group (consultants
                                        to insurance companies
and                                                 national
trade
associations); Trustee of
       Mackenzie Series Trust
           (1994-present); Director of
                    The Mackenzie Funds Inc.
                          (1994-1995).












          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice           The Landmark Centre
President, Director and           113 Landmark Lane,
     Fund Manager, Massengill-          Suite B
           DeFriece Foundation           Bristol, TN  37620-2285
            (charitable organization)           Age: 76
                   (1950-present); Trustee and
                            Vice Chairman, East
                             Tennessee Public
                           Communications Corp. (WSJK-
                                   TV) (1984-present); Trustee
                                            of Mackenzie Series
Trust                                                 (1985-
present); Director of
   The Mackenzie Funds Inc.
         (1987-1995).

          Roy J. Glauber           Trustee      Mallinckrodt
Professor of           Lyman Laboratory
Physics, Harvard           of Physics
University (1974-present);           Harvard University
        Trustee of Mackenzie Series           Cambridge, MA 02138
                 Trust (1994-present).           Age: 71

          Michael G. Landry        Trustee      President, Chief
Executive           700 South Federal Hwy.   and          Officer
and Director of           Suite 300                Chairman
Mackenzie Investment           Boca Raton, FL  33432
  Management Inc. (1987-          Age: 50
     present); President,           [*Deemed to be an
       Director and Chairman of           "interested person"
             Ivy Management Inc. (1992-          of the Trust, as
                    present); Chairman and            defined
under the                     Director of Ivy Mackenzie
1940 Act.]                            Services Corp.(1993-
                                       present); Chairman and
                                           Director of Ivy
Mackenzie
Distributors, Inc. (1994-
      present); Director and
          President of Ivy Mackenzie
                  Distributors, Inc. (1993-
                        1994);  Director and
                          President of The Mackenzie
                                  Funds Inc. (1987-1995);
                                        Trustee of Mackenzie
Series                                                 Trust
(1987-present);
President of Mackenzie
     Series Trust (1987-1996);
            Chairman of Mackenzie
               Series Trust (1996-
               present).

          Joseph G. Rosenthal      Trustee      Chartered
Accountant           110 Jardin Drive                      (1958-
present); Trustee of           Unit #12
  Mackenzie Series Trust           Concord, Ontario Canada
      (1985-present); Director of













          L4K 2T7                               The Mackenzie
Funds Inc.           Age: 62
(1987-1995).

          Richard N. Silverman     Trustee      Director, Newton-
Wellesley           18 Bonnybrook Road
Hospital; Director, Beth           Waban, MA  02168
      Israel Hospital; Director,           Age: 73
              Boston Ballet; Director,
                    Boston Children's Museum;
                           Director, Brimmer and May
                                  School.

          J. Brendan Swan          Trustee      President,
Airspray           4701 North Federal Hwy.
International, Inc.;           Suite 465
  Joint Managing Director,           Pompano Beach, FL  33064
        Airspray International           Age: 67
            B.V. (an environmentally
                  sensitive packaging
                   company); Director of
                      Polyglass LTD.; Director,
                             The Mackenzie Funds Inc.
                                   (1992-1995); Trustee of
                                        Mackenzie Series Trust
                                            (1992-present).

          Keith J. Carlson         Trustee      Senior Vice
President of           700 South Federal Hwy.   and
Mackenzie Investment           Suite 300                President
  Management, Inc. (1996           Boca Raton, FL 33432
      -present); Senior Vice           Age: 40
          President and Director of           [*Deemed to be an
                 Mackenzie Investment           "interested
person"                   Management, Inc. (1994           of the
Trust, as                      -1996); Senior Vice
defined under the                     President and Treasurer of
        1940 Act.]                            Mackenzie
Investment
Management, Inc. (1989-
    1994); Senior Vice
    President and Director of
           Ivy Management Inc. (1994-
                  present); Senior Vice
                     President, Treasurer and
                            Director of Ivy Management
                                    Inc. (1992-1994); Vice
                                        President of The
Mackenzie                                                 Funds
Inc. (1987-1995);
Senior Vice President and
       Director, Ivy Mackenzie
            Services Corp. (1996-
              present); President and
                   Director of Ivy Mackenzie
                          Services Corp. (1993-1996);
                                   Trustee and President of
                                         Mackenzie Series Trust
                                             (1996-present); Vice
                                               President of
Mackenzie












                                                Series Trust
(1994-1996);
Treasurer of Mackenzie
    Series Trust (1985-1994);
           President, Chief Executive
                   Officer and Director of Ivy
                            Mackenzie Distributors,
                                 Inc. (1994-present);
                                   Executive Vice President
                                         and Director of Ivy
                                          Mackenzie Distributors,
                                               Inc. (1993-1994);
Trustee                                                 of
Mackenzie Series Trust
    (1996-present).

          C. William Ferris        Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer    Chief
Financial Officer           Suite 300
and Secretary/Treasurer           Boca Raton, FL  33432
     of Mackenzie Investment           Age: 52
          Management Inc. (1995-
             present); Senior Vice
                President, Finance and
                    Administration/Compliance
                           Officer of Mackenzie
                             Investment Management Inc.
                                     (1989-1994); Senior Vice
                                           President, Secretary/
                                              Treasurer and Clerk
of Ivy                                                 Management
Inc. (1994-
present); Vice President,
       Finance/Administration and
               Compliance Officer of Ivy
                      Management Inc. (1992-
                         1994); Senior Vice
                         President, Secretary/
                            Treasurer and Director of
                                   Ivy Mackenzie Distributors,
                                            Inc. (1994-present);
                                              Secretary/Treasurer
and                                                 Director of
Ivy Mackenzie
Distributors, Inc. (1993-
      1994); President and
        Director of Ivy Mackenzie
               Services Corp. (1996-
                 present); Secretary/
                   Treasurer and Director of
                          Ivy Mackenzie Services
                              Corp. (1993-1996);
                              Secretary/Treasurer of The
                                      Mackenzie Funds Inc. (1993-
                                              1995);
Secretary/Treasurer
 of Mackenzie Series Trust
        (1994-present).

          James W. Broadfoot       Vice         Executive Vice
President,












          700 South Federal Hwy.   President    Ivy Management
Inc. (1996-          Suite 300
present); Senior Vice           Boca Raton, FL  33432
   President, Ivy Management,           Age: 54
           Inc. (1992-1996); Director
                   and Senior Vice President,
                           Mackenzie Investment
                             Management Inc. (1995-
                                present); Senior Vice
                                   President, Mackenzie
                                     Investment Management Inc.
                                             (1990-1995).


               PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

               Employees of IMI are permitted to make personal
securities           transactions, subject to the requirements
and restrictions set           forth in IMI's Code of Ethics.
The Code of Ethics is designed to           identify and address
certain conflicts of interest between           personal
investment activities and the interests of investment
advisory clients such as the Fund.  Among other things, the Code of Ethics, which generally complies with standards
recommended by           the Investment Company Institute's
Advisory Group on Personal           Investing, prohibits certain
types of transactions absent prior           approval, applies to
portfolio managers, traders, research           analysts and
others involved in the investment advisory process,           and
imposes time periods during which personal transactions may
   not be made in certain securities, and requires the submission
of           duplicate broker confirmations and monthly reporting
of           securities transactions.  Exceptions to these and
other           provisions of the Code of Ethics may be granted
in particular           circumstances after review by appropriate
personnel.


































                                  COMPENSATION TABLE
                                       IVY FUND
                        (FISCAL YEAR ENDED DECEMBER 31, 1996)


TOTAL                                        PENSION OR
    COMPENSA-                                       RETIREMENT
           TION FROM
BENEFITS   ESTIMATED      TRUST AND
AGGREGATE  ACCRUED AS ANNUAL         FUND COM-
       COMPENSA-  PART OF    BENEFITS       PLEX PAID
NAME,             TION       FUND       UPON           TO
   POSITION          FROM TRUST EXPENSES   RETIREMENT
TRUSTEES

          John S.           $7,419     N/A        N/A
$10,000            Anderegg, Jr.
          (Trustee)

          Paul H.           $7,419     N/A        N/A
$10,000            Broyhill
          (Trustee)

          Keith J.          $0         N/A        N/A
$0            Carlson[**]
          (Trustee and
           President)

          Stanley           $4,949     N/A        N/A
$10,000             Channick[*]
          (Trustee)

          Frank W.          $7,419     N/A        N/A
$10,000            DeFriece, Jr.
          (Trustee)

          Roy J.            $7,419     N/A        N/A
$10,000            Glauber[*]
          (Trustee)

          Michael G.        $0         N/A        N/A
$0            Landry
          (Trustee and
           Chairman of
           the Board)

          Joseph G.         $7,419     N/A        N/A
$10,000            Rosenthal
          (Trustee)

          Richard N.        $10,000    N/A        N/A
$10,000            Silverman
          (Trustee)















          J. Brendan        $7,419     N/A        N/A
$10,000            Swan
           (Trustee)

          C. William        $0         N/A        N/A
$0            Ferris
           (Secretary/Treasurer)

          [*]  Appointed as a Trustee of the Trust at a meeting
of the                Board held on February 10, 1996.

          [**] Appointed as a Trustee of the Trust at a meeting
of the                Board held on December 7, 1996.

               As of April 3, 1997, the Officers and Trustees of
the Trust           as a group owned beneficially or of record
less than 1% of the           outstanding Class A, Class B and
Class C shares of the Fund.


















































                        INVESTMENT ADVISORY AND OTHER SERVICES

          BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

               Ivy Management, Inc. provides business management
and           investment advisory services to the Fund pursuant
to a Business           Management and Investment Advisory
Agreement with the Trust (the           "Agreement"), which was
approved by the shareholders of the Fund           on December
30, 1991.  Prior to approval by shareholders, the
Agreement was approved on October 28, 1991 by the Board, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor
have any           direct or indirect financial interest in the
operation of the           distribution plan (see "Distribution
Services") or in any related           agreement (the
"Independent Trustees").  IMI also acts as manager           and
investment adviser to the following investment companies registered under the 1940 Act: Ivy Asia Pacific Fund, Ivy Bond
       Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging
Growth           Fund, Ivy Global Fund, Ivy Global Natural
Resources Fund, Ivy           Global Science & Technology Fund,
Ivy Growth Fund, Ivy Growth           with Income Fund, Ivy
International Fund, Ivy International Fund           II (expected
effective date of May 13, 1997), Ivy International
Small Companies Fund, Ivy International Bond Fund, Ivy Latin
    America Strategy Fund, Ivy New Century Fund and Ivy Pan-
Europe           Fund (expected effective date of May 13, 1997).
IMI is a wholly           owned subsidiary of MIMI.  MIMI
currently acts as manager of and           investment adviser to
the following investment companies           registered under the
1940 Act:  Mackenzie National Municipal           Fund, Mackenzie
California Municipal Fund, Mackenzie New York           Municipal
Fund and Mackenzie Limited Term Municipal Fund.  MIMI,
a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock
Exchange.            MIMI is a subsidiary of Mackenzie Financial
Corporation ("MFC"),           150 Bloor Street West, Toronto,
Ontario, Canada, a public           corporation organized under
the laws of Ontario whose shares are           listed for trading
on The Toronto Stock Exchange.  MFC is           registered in
Ontario as a mutual fund dealer and advises Ivy           Canada
Fund and Ivy Global Natural Resources Fund.

               The Agreement obligates IMI to make investments
for the           account of the Fund in accordance with its best
judgment and           within the investment objectives and
restrictions set forth in           the Fund's current
Prospectus, the 1940 Act and the provisions of           the Code
relating to regulated investment companies, subject to
policy decisions adopted by the Trustees.  IMI also determines the securities to be purchased or sold by the Fund and
places           orders with brokers or dealers who deal in such
securities.

               Under the Agreement, IMI also provides certain
business           management services.  IMI is obligated to (1)
coordinate with the           Fund's Custodian and monitor the
services it provides to the           Fund; (2) coordinate with
and monitor any other third parties           furnishing services
to the Fund; (3) provide the Fund with the












          necessary office space, telephones and other
communications           facilities as are adequate for the
Fund's needs; (4) provide the           services of individuals
competent to perform administrative and           clerical
functions which are not performed by employees or other
agents engaged by the Fund or by IMI acting in some other
 capacity pursuant to a separate agreement or arrangement with
the           Fund; (5) maintain or supervise the maintenance by
third parties           of such books and records of the Trust as
may be required by           applicable Federal or state law; (6)
authorize and permit IMI's           directors, officers and
employees who may be elected or appointed           as trustees
or officers of the Trust to serve in such capacities;
and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable
law,           including without limitation the rules and
regulations of the SEC           and of state securities
commissions and other regulatory           agencies.

               For business management and investment advisory
services,           the Fund pays IMI a monthly fee based on the
Fund's average daily           net assets during the preceding
month at an annual rate of 0.40%.            For the fiscal years
ended December 31, 1996, 1995 and 1994, the           Fund paid
IMI $80,302, $110,748 and $107,960, respectively (of
which IMI reimbursed $199,546, $148,768 and $105,984,
respectively, pursuant to the voluntary expense limitation described below).

               The Trust pays the following expenses under the
Agreement:            (1) the fees and expenses of the Trust's
Independent Trustees;           (2) the salaries and expenses of
any of the Trust's officers or           employees who are not
affiliated with IMI; (3) interest expenses;           (4) taxes
and governmental fees, including any original issue
taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions
and           other expenses incurred in acquiring or disposing
of portfolio           securities; (6) the expenses of
registering and qualifying shares           for sale with the SEC
and with various state securities           commissions; (7)
accounting and legal costs; (8) insurance           premiums; (9)
fees and expenses of the Trust's custodian and           transfer
agent and any related services; (10) expenses of
obtaining quotations of portfolio securities and of pricing
   shares; (11) expenses of maintaining the Trust's legal
existence           and of shareholders' meetings; (12) expenses
of preparation and           distribution to existing
shareholders of periodic reports, proxy           materials and
prospectuses; and (13) fees and expenses of           membership
in industry organizations.

               IMI has agreed to limit the Fund's total operating
expenses           (excluding interest, taxes, brokerage
commissions, litigation and           indemnification expenses,
and other extraordinary expenses) to an           annual rate of
0.85% of the Fund's average net assets.  This           voluntary
expense limitation may be terminated or revised at any time, at which time the Fund's expense may increase and its yield may be reduced, depending on the total assets of the Fund.













               On August 24, 1996, the Board, including a
majority of the           Independent Trustees, last approved the
continuance of the           Agreement.  The Agreement will
continue in effect with respect to           the Fund for more
than the initial two-year period only so long           as the
continuance is specifically approved at least annually (i)
  by the vote of a majority of the Independent Trustees and (ii)
        either (a) by the vote of a majority of the outstanding
voting           securities (as defined in the 1940 Act) of the
Fund or (b) by the           vote of a majority of the entire
Board.  If the question of           continuance of the Agreement
(or adoption of any new agreement)           is presented to
shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

               The Agreement may be terminated with respect to
the Fund at           any time, without payment of any penalty,
by a vote of a majority           of the Board, or by a vote of a
majority of the outstanding           voting securities of the
Fund on 60 days' written notice to IMI,           or by IMI on 60
days' written notice to the Trust.  The Agreement           shall
terminate automatically in the event of its assignment.

          DISTRIBUTION SERVICES

               IMDI serves as the exclusive distributor of the
Fund shares           under an Amended and Restated Distribution
Agreement with the           Trust dated October 23, 1993 (the
"Distribution Agreement").  The           Distribution Agreement
was last approved by the Board on August           25, 1996.
IMDI distributes Fund shares through broker-dealers           who
are members of the National Association of Securities
Dealers, Inc. and who have executed dealer agreements with IMDI.
         IMDI distributes Fund shares on a continuous basis, but
reserves           the right to suspend or discontinue
distribution on such basis.            IMDI is not obligated to
sell any specific amount of Fund shares.            Pursuant to
the Distribution Agreement, the Fund bears, among           other
expenses, the expenses of registering and qualifying its
shares for sale under federal and state securities laws and
   preparing and distributing to existing shareholders periodic reports, proxy materials and Prospectuses.  Shares of the
Fund           are sold at the Fund's net asset value per share
without a sales           load.

               The Distribution Agreement will continue in effect
for           successive one-year periods, provided that such
continuance is           specifically approved at least annually
by the vote of a majority           of the Independent Trustees,
cast in person at a meeting called           for that purpose and
by the vote of either a majority of the           entire Board or
a majority of the outstanding voting securities           of the
Fund.  The Distribution Agreement may be terminated with
respect to the Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Trust or by the
Fund by           the vote of either a majority of the
outstanding voting           securities of the Fund or a majority
of the Independent Trustees













          on 60 days' written notice to IMDI.  The Distribution
Agreement           shall terminate automatically in the event of
its assignment.

               If the Distribution Agreement is terminated (or
not renewed)           with respect to one or more funds of the
Trust, it may continue           in effect with respect to any
fund as to which it has not been           terminated (or has
been renewed).

               RULE 18F-3 PLAN.  On February 23, 1995, the SEC
adopted Rule           18f-3 under the 1940 Act, which permits a
registered open-end           investment company to issue
multiple classes of shares in           accordance with a written
plan approved by the investment           company's board of
directors/trustees and filed with the SEC.  At           a
meeting held on December 1-2, 1995, the Board of the Trust
  adopted a multi-class plan on behalf of the Fund and authorized the redesignation of the Fund's shares into Class A and
Class B,           respectively.  On February 29, 1996, the
Trustees resolved by           written consent to establish a new
class of shares, designated as           "Class C," for all Ivy
Fund portfolios.  The purpose of the Class           B
redesignation (and the Class C designation) of shares for the
     Fund is primarily to enable the transfer agent for the Ivy
and           Mackenzie funds to track the contingent deferred
sales charge           period that applies to Class B and Class C
shares of Ivy and           Mackenzie funds (other than the Fund)
that are being exchanged           for shares of the Fund.  In
all other relevant respects, the           Fund's Class A, Class
B and Class C shares are identical (i.e.,           having the
same arrangement for shareholder services and the distribution of securities).







































          CUSTODIAN

               Pursuant to a Custodian Agreement with the Trsut,
Brown           Brothers Harriman & Co. (the "Custodian"), a
private bank and           member of the principal securities
exchanges, located at 40 Water           Street, Boston,
Massachusetts 02109, maintains custody of the           assets of
the Fund.  Rules adopted under the 1940 Act permit the
Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities
depositories.            Pursuant to those rules, Brown Brothers
Harriman & Co. has           entered into subcustodial agreements
for the holding of the           Fund's foreign securities.
Brown Brothers may receive, as           partial payment for its
services, a portion of the Trust's           brokerage business,
subject to its ability to provide best price           and
execution.

          FUND ACCOUNTING SERVICES

               Pursuant to a Fund Accounting Services Agreement
that became           effective March 1, 1992, MIMI provides
certain accounting and           pricing services for the Fund,
including bookkeeping and           computation of daily net
asset value.  As compensation for those           services, the
Fund pays MIMI a monthly fee of 0.10% of the Fund's
average net assets, plus out-of-pocket expenses as incurred.  For the fiscal years ended December 31, 1994, 1995 and 1996,
the Fund           paid MIMI $30,023, $30,957 and $27,774,
respectively, for such           services.

          TRANSFER AND DIVIDEND PAYING AGENT

               IMSC, a wholly owned subsidiary of MIMI, acts as
the Fund's           transfer agent pursuant to a Transfer Agency
and Shareholder           Services Agreement.  For transfer
agency and shareholder           services, the Fund pays IMSC an
annual fee of $22.00 per open           account and $4.48 for
each account that is closed.  The Fund also           reimburses
IMSC monthly for out-of-pocket expenses.  For the
fiscal year ended December 31, 1996, such fees and expenses for the Fund totalled $109,444.  Certain broker-dealers that
maintain           shareholder accounts with the Fund through an
omnibus account           provide transfer agent and other
shareholder-related services           that would otherwise be
provided by IMSC if the individual           accounts that
comprise the omnibus account were opened by their
beneficial owners directly.  IMSC pays such broker-dealers a per account fee for each open account within the omnibus
account, or           a fixed rate (e.g., .10%) fee, based on the
average daily net           asset value of the omnibus account
(or a combination           thereof).

          ADMINISTRATOR

               MIMI provides certain administrative services to
the Fund           pursuant to an Administrative Services
Agreement, in exchange for           a monthly fee at the annual
rate of .10% of the Fund's average












          daily net assets.  For the fiscal years ended December
31, 1996,           1995 and 1994, the Fund paid MIMI $20,075,
$27,687 and $26,990,           respectively, for such
services.

          AUDITORS

               Coopers & Lybrand L.L.P., independent certified
public           accountants, 200 East Las Olas Boulevard, Suite
1700, Ft.           Lauderdale, Florida 33301, has been selected
as auditors for the           Trust.  The audit services
performed by Coopers & Lybrand L.L.P.           include audits of
the annual financial statements of each of the           funds of
the Trust. Other services provided primarily relate to filings with the SEC and the preparation of the Fund's tax returns.

                           CAPITALIZATION AND VOTING RIGHTS

               The capitalization of the Trust consists of an
unlimited           number of shares of beneficial interest (no
par value per share).            When issued, shares of the Fund
are fully paid, non-assessable,           redeemable and fully
transferable.  Shares do not have preemptive           rights or
subscription rights.

               The Amended and Restated Declaration of Trust
permits the           Trustees to create separate series or
portfolios and to divide           any series or portfolio into
one or more classes.  The Trustees           have authorized
eighteen series, each of which represents a           separate
investment portfolio.  The Trustees have further
authorized the issuance of Classes A, B and C shares for the
    Fund, Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund,
Ivy           China Region Fund, Ivy Emerging Growth Fund, Ivy
Global Fund, Ivy           Global Natural Resources Fund, Ivy
Global Science & Technology           Fund, Ivy Growth Fund, Ivy
Growth with Income Fund, Ivy           International Bond Fund,
Ivy International Fund, Ivy           International Fund II
(expected effective date of May 13, 1997),           Ivy
International Small Companies Fund, Ivy Latin America
Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund
   (expected effective date of May 13, 1997), as well as Class I shares for Ivy International Fund, Ivy Global Science & Technology Fund, Ivy International Fund II (expected
effective           date of May 13, 1997) and Ivy Bond Fund, and
Class D shares for           Ivy Growth with Income Fund.[FN][The
Class D shares of Ivy Growth           with Income Fund were
initially issued as "Ivy Growth with Income           Fund --
Class C" to shareholders of Mackenzie Growth & Income
Fund, a former series of the Company, in connection with the reorganization between that fund and Ivy Growth with Income
Fund,           and are not offered for sale to the public.  On
February 29,           1996, the Trustees of the Trust resolved
by written consent to           establish a new class of shares
designated as "Class C" for all           Ivy Fund portfolios,
and to redesignate the shares of beneficial           interest of
"Ivy Growth with Income Fund--Class C" as shares of beneficial interest of "Ivy Growth with Income Fund--Class D,"
      which establishment and redesignation, respectively, became effective on April 30, 1996. The voting, dividend, liquidation and other rights, preferences, powers, restrictions,
limitations,           qualifications, terms and conditions of
the Class D shares of Ivy           Growth with Income Fund, as
set forth in Ivy Fund's Declaration           of Trust, as
amended from time to time, will not be changed by           this
redesignation.]

               Shareholders have the right to vote for the
election of           Trustees of the Trust and on any and all
matters on which they           may be entitled to vote by law or
by the provisions of the           Amended and Restated
Declaration of Trust.  Shares of the Fund           entitle their
holders to one vote per share (with proportionate
voting for fractional shares).  Shareholders of the Trust vote separately by Fund on any matter submitted to shareholders, except when otherwise required by the 1940 Act, in which
case the           shareholders of all funds of the Trust
affected by the matter in           question will vote together.
Approval of an investment advisory           agreement and a
change in fundamental policies would be regarded           as
matters requiring separate voting by the shareholders of each fund of the Trust.  If the Trustees determine that a matter
does           not affect the interests of the Fund, then the
shareholders of           the Fund will not be entitled to vote
on that matter.  Matters           that affect the Trust in
general, such as ratification of the           selection of
independent public accountants, will be voted upon collectively by the shareholders of all of the funds that comprise the Trust.

               As used in this SAI and the Fund's Prospectus, the
phrase           "majority vote of the outstanding shares" of the
Fund means the           vote of the lesser of:  (1) 67% of the
shares of the Fund (or of           the Trust) present at a
meeting if the holders of more than 50%           of the
outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of the Fund (or of the Trust). With respect to the submission to shareholder
vote           of a matter requiring separate voting by the Fund,
the matter           shall have been effectively acted upon with
respect to the Fund           if a majority of the outstanding
voting securities of the Fund           votes for the approval of
the matter, notwithstanding that:            (1) the matter has
not been approved by a majority of the           outstanding
voting securities of any other fund of the Trust; or
(2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

               Under Massachusetts law, the Trust's shareholders
could,           under certain circumstances, be held personally
liable for the           obligations of the Trust.  However, the
Amended and Restated           Declaration of Trust disclaims
liability of the shareholders,           Trustees or officers of
the Trust for acts or obligations of the           Trust, which
are binding only on the assets and property of the
Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the
Trust           or its Trustees.  The Amended and Restated
Declaration of Trust           provides for indemnification out
of fund property for all loss           and expense of any
shareholder of a Fund held personally liable           for the
obligations of that Fund.  The risk of a shareholder of












          the Trust incurring financial loss on account of
shareholder           liability is limited to circumstances in
which the Trust itself           would be unable to meet its
obligations and, thus, should be           considered remote.  No
series of the Trust is liable for the           obligations of
any other series of the Trust.

               The Trust's shares do not have cumulative voting
rights and           accordingly the holders of more than 50% of
the outstanding           shares could elect the entire Board, in
which case the holders of           the remaining shares would
not be able to elect any Trustees.

               To the knowledge of the Trust, as of March 31,
1997, no           shareholder owned beneficially or of record 5%
or more of the           Fund's outstanding Class A, Class B or
Class C shares, except           that: of the outstanding Class A
shares of the Fund, Unibank SA,           Luxembourg c/o Unibank
A/S, 13-15 W 54th Street, New York, NY           10019, owned of
record 1,886,946.030 shares (9.37%), and Charles           G.
Koch, 4111 East 37th Street North, Wichita, KS 67220, owned of record 1,208,834.580 shares (6.00%); and of the outstanding
Class           C shares of the Fund, IBT (custodian) FBO Sharon
J. Floyd, 273 D           Street, Chula Vista, CA 91910-1804,
owned of record 87,297.550           shares (34.88%), IBT
(custodian) FBO Ted M. Leimbach, 5071 Kalmia           Street,
San Diego, CA 92105-5334, owned of record 45,591.410
shares (18.36%), IBT (custodian) FBO Diana Rooney, 2441 S 9th
     Street, El Centro, CA 92243, owned of record 43,188.040
shares           (17.25%), IBT (custodian) FBO Betty J. Carson,
1987 Higgins Lane,           El Centro, CA 92243, owned of record
28,653.440 shares (11.44%),           and IBT (custodian) FBO
Janet A. Kohen, 4464 Monroe Avenue, San           Diego, CA
92115, owned of record 14,274.350 shares (5.70%).

                                   NET ASSET VALUE

               The market price at any given time for each Fund
share is           its net asset value.  The net asset value per
share for the Fund           is computed by dividing the value of
the total assets of the           Fund, less all of its
liabilities, by the total number of shares           of the Fund
outstanding.  For the purposes of determining the
aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts.  Pursuant to a rule of
the           SEC, the Fund's portfolio securities are valued
using the           amortized cost method of valuation in an
effort to maintain a           constant net asset value of $1.00
per share, which the Trustees           has determined to be in
the best interest of the Fund and its           shareholders. The
amortized cost method involves valuing a           security at
cost on the date of acquisition and thereafter           assuming
a constant rate of accretion of discount or amortization
of premium.  While this method provides certainty in valuation, it may result in periods during which value, as determined
by           amortized cost, is higher or lower than the price
the Fund would           receive if it sold the instrument.
During such periods, the           yield to an investor in the
Fund may differ somewhat from that           obtained in a
similar investment company which uses available           market
quotations to value all of its portfolio securities.













               Portfolio securities are valued and net asset
value per           share of the Fund is determined as of the
close of regular           trading on the Exchange (normally 4:00
p.m., eastern time) every           Monday through Friday
(exclusive of national business holidays).            The Trust's
offices will be closed, and net asset value will not           be
calculated, on the following national business holidays:  New
     Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.            On those days when either or both of the Fund's
Custodian or the           New York Stock Exchange close early as
a result of such day being           a partial holiday or
otherwise, the Trust reserves the right to           advance the
time on that day by which purchase and redemption requests must be received.

               Fund shares will not be sold during any period
when the           determination of the Fund's net asset value is
suspended pursuant           to rules or orders of the SEC or by
the Board whenever in its           judgment it is in the best
interest of the Fund to do so.

                                     REDEMPTIONS

               Shares of the Fund are redeemed at their net asset
value           next determined after a redemption request in
proper form has           been received by IMSC.  The Fund does
not assess a contingent           deferred sales charge.
However, if shares of another Ivy or           Mackenzie Fund
that are subject to a contingent deferred sales           charge
are exchanged for shares of the Fund, the contingent deferred sales charge will carry over to the investment in the
      Fund and may be assessed upon redemption.

               Unless a shareholder requests that the proceeds of
any           redemption be wired to his or her bank account,
payment for           shares tendered for redemption is made by
check within seven days           after tender in proper form,
except that the Trust reserves the           right to suspend the
right of redemption or to postpone the date           of payment
upon redemption, to the extent permitted by Federal
securities laws, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closing)
or           during which trading on the Exchange is restricted,
(ii) for any           period during which an emergency exists as
determined by the SEC           as a result of which disposal of
securities owned by the Fund is           not reasonably
practicable or it is not reasonably practicable           for the
Fund fairly to determine the value of its net assets, or
(iii) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

               Under unusual circumstances, when the Board deems
it in the           best interest of the Fund's shareholders, the
Fund may pay for           shares repurchased or redeemed, in
whole or in part, in           securities of the Fund taken at
current value.  If any such           redemption in kind is to be
made, the Fund intends to make an           election pursuant to
Rule 18f-1 under the 1940 Act.  This will           require the
Fund to redeem with cash at a shareholder's election           in
any case where the redemption involves less than $250,000 (or












          1% of the Fund's net asset value at the beginning of
each 90-day           period during which such redemptions are in
effect, if that           amount is less than $250,000).  If
payment is made in the form of           Fund securities, the
redeeming shareholder may incur brokerage           costs in
converting such securities to cash.

               The Trust may redeem those accounts of
shareholders who have           maintained an investment of less
than $1,000 ($250 for retirement           plans) in the Fund for
a period of more than 12 months.  All           accounts below
that minimum will be redeemed simultaneously when           MIMI
deems it advisable.  The $1,000 balance will be determined
  by actual dollar amounts invested by the shareholder,
unaffected           by market fluctuations.  The Trust will
notify any such           shareholder by certified mail of its
intention to redeem such           account, and the shareholder
shall have 60 days from the date of           such letter to
invest such additional sum as shall raise the           value of
such account above that minimum.  Should the shareholder
fail to forward such sum within 60 days of the date of the
  Trust's letter of notification, the Trust will redeem the
shares           held in such account and transmit the proceeds
thereof to the           shareholder.  However, those
shareholders who are investing           pursuant to the
Automatic Investment Method or Group Systematic
Investment Program will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a
period of           at least six consecutive months, and these
shareholders will be           given six months' notice by the
Trust before such redemption.            Shareholders in a
qualified retirement, pension or profit sharing           plan
who wish to avoid tax consequences would have to "rollover"
   any sum so redeemed into another qualified plan within 60
days.            The Trustees of the Trust may change the minimum
account size.

               If a shareholder has given authorization for
telephonic           redemption privilege, shares can be redeemed
and proceeds sent by           Federal wire to a single
previously designated bank account.             Delivery of the
proceeds of a wire redemption request of $250,000           or
more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
Trust           reserves the right to change this minimum or to
terminate the           telephonic redemption privilege without
prior notice.  The Trust           cannot be responsible for the
efficiency of the Federal wire           system of the
shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
redemption or exchange           instructions communicated by
telephone to confirm that such           instructions are
genuine.  In the absence of such procedures, the           Fund
may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                                       TAXATION














               The following is a general discussion of certain
tax rules           thought to be applicable with respect to the
Fund.  It is merely           a summary and is not an exhaustive
discussion of all possible           situations or of all
potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

               GENERAL.  The Fund intends to be taxed as a
regulated           investment company under Subchapter M of the
Code.  Accordingly,           the Fund must, among other things,
(a) derive in each taxable           year at least 90% of its
gross income from dividends, interest,           payments with
respect to certain securities loans, and gains from           the
sale or other disposition of stock, securities or foreign
 currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;
(b) derive           in each taxable year less than 30% of its
gross income from the           sale or other disposition of
certain assets held less than three           months, namely:
(i) stock or securities; (ii) options, futures,           or
forward contracts (other than those on foreign currencies); or
      (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly
related to           the Fund's principal business of investing
in stock or securities           (or options and futures with
respect to stock or securities) (the           "30% Limitation");
and (c) diversify its holdings so that, at the           end of
each fiscal quarter, (i) at least 50% of the market value
 of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not
greater           than 5% of the value of the Fund's total assets
and 10% of the           outstanding voting securities of such
issuer, and (ii) not more           than 25% of the value of its
total assets is invested in the           securities of any one
issuer (other than U.S. Government           securities and the
securities of other regulated investment           companies).

               As a regulated investment company, the Fund
generally will           not be subject to U.S. Federal income
tax on its income and gains           that it distributes to
shareholders, if at least 90% of its           investment company
taxable income (which includes, among other           items,
dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

               Amounts not distributed on a timely basis in
accordance with           a calendar year distribution
requirement are subject to a           nondeductible 4% excise
tax at the Fund level.  To avoid the tax,           the Fund must
distribute during each calendar year (1) at least           98%
of its ordinary income (not taking into account any capital
   gains or losses) for the calendar year, (2) at least 98% of
its           capital gains in excess of its capital losses
(adjusted for           certain ordinary losses) for the calendar
year, and (3) all           ordinary income and capital gains for
previous years that were












          not distributed during such years.  To avoid
application of the           excise tax, the Fund intends to make
distributions in accordance           with the calendar year
distribution requirements.  A distribution           will be
treated as paid on December 31 of the current calendar
year if it is declared by the Fund in October, November or
  December of the year with a record date in such a month and
paid           by the Fund during January of the following year.
Such           distributions will be taxable to shareholders in
the calendar           year the distributions are declared,
rather than the calendar           year in which the
distributions are received.

               DEBT SECURITIES ACQUIRED AT A DISCOUNT.  Some of
the debt           securities (with a fixed maturity date of more
than one year from           the date of issuance) that may be
acquired by the Fund may be           treated as debt securities
that are issued originally at a           discount.  Generally,
the amount of the original issue discount           ("OID") is
treated as interest income and is included in income
over the term of the debt security, even though payment of that amount is not received until a later time, usually when
the debt           security matures.

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by the Fund in the secondary
market may be treated as           having market discount.
Generally, gain recognized on the           disposition of, and
any partial payment of principal on, a debt           security
having market discount is treated as ordinary income to
the extent the gain, or principal payment, does not exceed the
      "accrued market discount" on such debt security.  In
addition,           the deduction of any interest expenses
attributable to debt           securities having market discount
may be deferred.  Market           discount generally accrues in
equal daily installments.  The Fund           may make one or
more of the elections applicable to debt           securities
having market discount, which could affect the character and timing of recognition of income.

               Some debt securities (with a fixed maturity date
of one year           or less from the date of issuance) that may
be acquired by the           Fund may be treated as having
acquisition discount, or OID in the           case of certain
types of debt securities.  Generally, the Fund           will be
required to include the acquisition discount, or OID, in
income over the term of the debt security, even though payment of that amount is not received until a later time, usually
when the           debt security matures.  The Fund may make one
or more of the           elections applicable to debt securities
having acquisition           discount, or OID, which could affect
the character and timing of           recognition of income.

               The Fund generally will be required to distribute
dividends           to shareholders representing discount on debt
securities that is           currently includible in income, even
though cash representing           such income may not have been
received by the Fund.  Cash to pay           such dividends may
be obtained from sales proceeds of securities           held by
the Fund.












               DISTRIBUTIONS.  Distributions of investment
company taxable           income are taxable to a U.S.
shareholder as ordinary income,           whether paid in cash or
shares.  Dividends paid by the Fund to a           corporate
shareholder, to the extent such dividends are
attributable to dividends received from U.S. corporations by the
        Fund, may qualify for the dividends received deduction.
However,           the revised alternative minimum tax applicable
to corporations           may reduce the value of the dividends
received deduction.           Distributions of net capital gains
(the excess of net long-term           capital gains over net
short-term capital losses), if any,           designated by the
Fund as capital gain dividends, are taxable as           long-
term capital gains, whether paid in cash or in shares,
regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received
deduction.            Shareholders receiving distributions in the
form of newly issued           shares will have a cost basis in
each share received equal to the           net asset value of a
share of the Fund on the reinvestment date.
Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving
distributions           in the form of newly issued shares will
receive a report as to           the net asset value of the
shares received.

               If the net asset value of shares is reduced below
a           shareholder's cost as a result of a distribution by
the Fund,           such distribution generally will be taxable
even though it           represents a return of invested capital.
Shareholders should be           careful to consider the tax
implications of buying shares just           prior to a
distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
     Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

               DISPOSITION OF SHARES.  Upon a redemption, sale or
exchange           of his or her shares, a shareholder generally
will realize a           taxable gain or loss depending upon his
or her basis in the           shares.  Such gain or loss will be
treated as capital gain or           loss if the shares are
capital assets in the shareholder's hands           and generally
will be long-term or short-term, depending upon the
shareholder's holding period for the shares.  Any loss realized on a redemption, sale or exchange will be disallowed to
the           extent the shares disposed of are replaced
(including through           reinvestment of dividends) within a
period of 61 days beginning           30 days before and ending
30 days after the shares are disposed           of.  In such a
case, the basis of the shares acquired will be           adjusted
to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as
a           long-term capital loss to the extent of any
distributions of           capital gain dividends received or
treated as having been           received by the shareholder with
respect to such shares.

               In some cases, shareholders will not be permitted
to take           all or a portion of their sales loads into
account for purposes           of determining the amount of gain
or loss realized on the












          disposition of their shares.  This prohibition
generally applies           where (1) the shareholder incurs a
sales load in acquiring the           shares of a Fund, (2) the
shares are disposed of before the 91st           day after the
date on which they were acquired, and (3) the
shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise
applicable           sales charge is reduced under a
"reinvestment right" received           upon the initial purchase
of Fund shares.  The term "reinvestment           right" means
any right to acquire shares of one or more regulated
investment companies without the payment of a sales load or with the payment of a reduced sales charge.  Sales charges
affected by           this rule are treated as if they were
incurred with respect to           the shares acquired under the
reinvestment right.  This provision           may be applied to
successive acquisitions of fund shares.

               BACKUP WITHHOLDING.  The Fund will be required to
report to           the Internal Revenue Service (the "IRS") all
taxable           distributions and, in certain circumstances,
gross proceeds from           the redemption of the Fund's
shares, except in the case of           certain exempt
shareholders.  All such distributions and proceeds           will
be subject to withholding of Federal income tax at a rate of
    31% ("backup withholding") in the case of non-exempt
shareholders           if (1) the shareholder fails to furnish
the Fund with and to           certify the shareholder's correct
taxpayer identification number           or social security
number, (2) the IRS notifies the shareholder           or the
Fund that the shareholder has failed to report properly
certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so,
the           shareholder fails to certify that he or she is not
subject to           backup withholding.  If the withholding
provisions are           applicable, any such distributions or
proceeds, whether           reinvested in additional shares or
taken in cash, will be reduced           by the amounts required
to be withheld.

               OTHER INFORMATION.  Distributions may also be
subject to           additional state, local and foreign taxes
depending on each           shareholder's particular situation.
In many states, Fund           distributions which are derived
from interest in certain U.S.           Government obligations
are exemt from taxation.  Non-U.S.           shareholders may be
subject to U.S. tax rules that differ           significantly
from those summarized above.  This discussion does           not
purport to deal with all of the tax consequences applicable
   to the Fund or its shareholders.  Shareholders are advised to consult their own tax advisers with respect to the
particular tax           consequences to them of an investment in
the Fund.

                                 CALCULATION OF YIELD

               The Fund's yield quotations as they may appear in
the           Prospectus, this SAI, advertising or sales
literature are           calculated by standard methods
prescribed by the SEC.

               STANDARDIZED YIELD QUOTATIONS.  The Fund's current
yield           quotation is computed by determining the net
change, exclusive of












          capital changes (i.e., realized gains and losses from
the sale of           securities and unrealized appreciation and
depreciation), in the           value of a hypothetical pre-
existing account having a balance of           one share at the
beginning of the base period, subtracting a
hypothetical charge reflecting expense deductions from the
  hypothetical account, and dividing the difference by the value
of           the account at the beginning of the base period to
obtain the           base period return.  This base period return
is then multiplied           by 365/7 with the resulting yield
figure carried to the nearest           100th of 1%.  The
determination of net change in account value           reflects
the value of additional shares purchased with dividends
from the original share, dividends declared on both the original share and any such additional shares, and all fees, other
than           non-recurring account or sales charges, that are
charged to all           shareholder accounts in the Fund in
proportion to the length of           the base period.  For any
account fees that vary with the size of           the account in
the Fund, the account fee used for purposes of the
yield computation is assumed to be the fee that would be charged to the mean account size of the Fund.  The distribution
rate will           differ from the current yield computation
because it may include           distributions to shareholders
from sources other than dividends           and interest, short-
term capital gains and net equalization           credits.

               The Fund's current yield for the seven-day period
ended           December 31, 1996 was 4.38%.  IMI currently
reimburses the Fund           to limit ordinary operating
expenses to 0.85% of average net           assets.  Without
reimbursement, the Fund's current yield for this           period
would have been 2.63%.

               OTHER QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION.  The           foregoing computation methods are
prescribed for advertising and           other communications
subject to SEC Rule 482.  Communications not           subject to
this rule may contain a number of different measures           of
performance, computation methods and assumptions, including
   but not limited to:  historical total returns; results of
actual           or hypothetical investments; changes in
dividends, distributions           or share values; or any
graphic illustration of such data.  These           data may
cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

               Performance quotations for the Fund will vary from
time to           time depending on market conditions, the
composition of the           Fund's portfolio and operating
expenses of the Fund.  The           voluntary expense
reimbursement by IMI with respect to the Fund           has the
effect of increasing yields of the Fund.  These factors
and possible differences in the methods used in calculating
   yields should be considered when comparing performance information regarding the Fund to information published for
other           investment companies and other investment
vehicles.  Yields           should also be considered relative to
changes in the value of the           Fund's shares and the risk
associated with the Fund's investment           objective and
policies.  At any time in the future, yields may be













          higher or lower than past yields and there can be no
assurance           that any historical yield quotation will
continue in the future.

               The Fund may also cite endorsements or use for
comparison           its performance rankings and listings
reported in such newspapers           or business or consumer
publications as, among others:  AAII           Journal, Barron's,
Boston Business Journal, Boston Globe, Boston           Herald,
Business Week, Consumer's Digest, Consumer Guide
Publications, Changing Times, Financial Planning, Financial
   World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's
         Daily, Los Angeles Times, Medical Economics, Miami
Herald, Money           Mutual Fund Forecaster, Mutual Fund
Letter, Mutual Fund Source           Book, Mutual Fund Values,
National Underwriter, Nelson's           Directory of Investment
Managers, New York Times, Newsweek, No           Load Fund
Investor, No Load Fund* X, Oakland Tribune, Pension
World, Pensions and Investment Age, Personal Investor, Rugg and
       Steele, Time, U.S.  News and World Report, USA Today, The
Wall           Street Journal, and Washington Post.

                                 FINANCIAL STATEMENTS

               The Fund's Portfolio of Investments as of December
31, 1996,           the Statement of Assets and Liabilities as of
December 31, 1996,           the Statement of Operations for the
fiscal year ended December           31, 1996, the Statement of
Changes in Net Assets for the fiscal           years ended
December 31, 1995 and 1996,the Financial Highlights,
Notes to Financial Statements, and Report of Independent Accountants are included in the Fund's December 31, 1996 Annual
       Report to Shareholders, which is incorporated by reference
into           this SAI.



































                                      APPENDIX A
               DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND             MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND               COMMERCIAL PAPER
RATINGS [FN][From "Moody's Bond Record,"           November 1994
Issue  (Moody's Investors Service, New York, 1994),           and
"Standard & Poor's Municipal Ratings Handbook," October 1994
    Issue (McGraw Hill, New York, 1994)].


          MOODY'S:

               (a)  CORPORATE BONDS.  Bonds rated Aaa by Moody's
are judged           by Moody's to be of the best quality,
carrying the smallest           degree of investment risk.
Interest payments are protected by a           large or
exceptionally stable margin and principal is secure.
Bonds rated Aa are judged by Moody's to be of high quality by all standards.  Aa bonds are rated lower than Aaa bonds
because           margins of protection may not be as large as
those of Aaa bonds,           or fluctuations of protective
elements may be of greater           amplitude, or there may be
other elements present which make the           long-term risks
appear somewhat larger than those applicable to           Aaa
securities.  Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to
principal           and interest are considered adequate, but
elements may be present           which suggest a susceptibility
to impairment sometime in the           future.

               Bonds rated Baa by Moody's are considered medium-
grade           obligations, i.e., they are neither highly
protected nor poorly           secured.  Interest payments and
principal security appear           adequate for the present, but
certain protective elements may be           lacking or may be
characteristically unreliable over any great           length of
time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

               (b)  COMMERCIAL PAPER.  The Prime rating is the
highest           commercial paper rating assigned by Moody's.
Among the factors           considered by Moody's in assigning
ratings are the following:            (1) evaluation of the
management of the issuer; (2) economic           evaluation of
the issuer's industry or industries and an           appraisal of
speculative-type risks which may be inherent in           certain
areas; (3) evaluation of the issuer's products in
relation to competition and customer acceptance; (4) liquidity;
       (5) amount and quality of long-term debt; (6) trend of
earnings           over a period of ten years; (7) financial
strength of a parent           company and the relationships
which exist with the issuer; and           (8) recognition by
management of obligations which may be present           or may
arise as a result of public interest questions and
preparations to meet such obligations.  Issuers within this Prime category may be given ratings 1, 2 or 3, depending on
the           relative strengths of these factors.  The
designation of Prime-1













          indicates the highest quality repayment capacity of the
rated           issue.

          S&P:

               (a)  CORPORATE BONDS.  An S&P corporate debt
rating is a           current assessment of the creditworthiness
of an obligor with           respect to a specific obligation.
The ratings are based on           current information furnished
by the issuer or obtained by S&P           from other sources it
considers reliable.  The ratings described           below may be
modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               Debt rated AAA by S&P is considered by S&P to be
the highest           grade obligation.  Capacity to pay interest
and repay principal           is extremely strong.  Debt rated AA
is judged by S&P to have a           very strong capacity to pay
interest and repay principal and           differs from the
highest rated issues only in small degree.  Debt           rated
A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               Debt rated BBB by S&P is regarded by S&P as having
an           adequate capacity to pay interest and repay
principal.  Although           such bonds normally exhibit
adequate protection parameters,           adverse economic
conditions or changing circumstances are more           likely to
lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

               (b)  COMMERCIAL PAPER.  An S&P commercial paper
rating is a           current assessment of the likelihood of
timely payment of debt           having an original maturity of
no more than 365 days.

               Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to
meet cash           requirements; (ii) long-term senior debt
rating should be A or           better, although in some cases
BBB credits may be allowed if           other factors outweigh
the BBB; (iii) the issuer should have           access to at
least one additional channel of borrowing; (iv)           basic
earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the
issuer           should have a strong position within its
industry and the           reliability and quality of management
should be unquestioned.            Issues rated A are further
referred to by use of numbers 1, 2 and           3 to denote
relative strength within this highest classification.
For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

               Issues rated B are regarded as having only
speculative           capacity for timely payment.  The C rating
is assigned to short-          term debt obligations with a
doubtful capacity for payment.













          PART C.   OTHER INFORMATION

          Item 24:  Financial Statements and Exhibits

               (a)  Financial Statements:

                    -    Included in Part A:  Not applicable.

                    -    Included in Part B:

                         -    Statement of Assets and Liabilities
as of                               December 10, 1996 and Related
Notes of Ivy                               Asia Pacific Fund

                         -    Statement of Assets and Liabilities
as of                               December 10, 1996 and Related
Notes of Ivy                               Global Natural
Resources Fund

                         -    Statement of Assets and Liabilities
as of                               December 10, 1996 and Related
Notes of Ivy                               International Small
Companies Fund

                    -    Incorporated by reference in Part B:

                         Statement of Assets and Liabilities as
of December                          10, 1996 and Related Notes
of Ivy Asia Pacific                          Fund:

                         -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Bond Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Canada Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements












                         -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy China Region Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Emerging Growth
Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Global Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         Statement of Assets and Liabilities as
of December                          10, 1996 and Related Notes
of Ivy Global Natural                          Resources Fund:

                         -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Global Science &
Technology Fund:                          -    Portfolio of
Investments at December 31, 1996                          -
Statement of Assets and Liabilities as of December 31, 1996














                         -    Statement of Operations for the
period from                               July 22, 1996
(commencement of operations) to
December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               period from July 22, 1996
(commencement of                               operations) to
December 31, 1996                          -    Financial
Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Growth Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Growth with Income
Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy International Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         Statement of Assets and Liabilities as
of December                          10, 1996 and Related Notes
of Ivy International                          Small Companies
Fund:

                         -    Report of Independent Accountants












                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Latin America
Strategy Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy New Century Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Money Market Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

               (b)  Exhibits:

                    1.   (a)  Amended and Restated Declaration of
Trust                               dated December 10, 1992,
filed with Post-                              Effective Amendment
No. 71 to Registration                               Statement
No. 2-17613 and incorporated by
reference herein.

                         (b)  Amendment to Amended and Restated
Declaration                               of Trust, filed with
Post-Effective Amendment                               No. 73 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (c)  Amendment to Amended and Restated
Declaration                               of Trust, filed with
Post-Effective Amendment












                              No. 74 to Registration Statement
No. 2-17613                               and incorporated by
reference herein.

                         (d)  Establishment and Designation of
Additional                               Series (Ivy Emerging
Growth Fund), filed with                               Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (e)  Redesignation of Shares (Ivy Growth
with                               Income Fund--Class A) and
Establishment and                               Designation of
Additional Class (Ivy Growth                               with
Income Fund--Class C), filed with Post-
  Effective Amendment No. 73 to Registration
        Statement No. 2-17613 and incorporated by reference herein.

                         (f)  Redesignation of Shares (Ivy
Emerging Growth                               Fund--Class A, Ivy
Growth Fund--Class A and                               Ivy
International Fund--Class A), filed with
    Post-Effective Amendment No. 74 to
  Registration Statement No. 2-17613 and
    incorporated by reference herein.

                         (g)  Establishment and Designation of
Additional                               Series (Ivy China Region
Fund), filed with                               Post-Effective
Amendment No. 74 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (h)  Establishment and Designation of
Additional                               Class (Ivy China Region
Fund--Class B, Ivy                               Emerging Growth
Fund--Class B, Ivy Growth                               Fund--
Class B, Ivy Growth with Income Fund--
 Class B and Ivy International Fund--Class B),
          filed with Post-Effective Amendment No. 74
                for Registration Statement No. 2-17613 and
                      incorporated by reference herein.

                         (i)  Establishment and Designation of
Additional                               Class (Ivy International
Fund--Class I),                               filed with Post-
Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (j)  Establishment and Designation of
Series and                               Classes (Ivy Latin
American Strategy Fund--                              Class A and
Class B, Ivy New Century Fund--
Class A and Class B), filed with Post-
 Effective Amendment No. 75 to Registration
       Statement No. 2-17613 and incorporated by reference herein.














                         (k)  Establishment and Designation of
Series and                               Classes (Ivy
International Bond Fund--Class A
and Class B), filed with Post-Effective
   Amendment No. 76 to Registration Statement
         No. 2-17613 and incorporated by reference herein.

                         (l)  Establishment and Designation of
Series and                               Classes (Ivy Bond Fund,
Ivy Canada Fund, Ivy                               Global Fund,
Ivy Short-Term U.S. Government
Securities Fund (now known as Ivy Short-Term
        Bond Fund) -- Class A and Class B), filed
             with Post-Effective Amendment No. 77 to
                Registration Statement No. 2-17613 and
                  incorporated by reference herein.

                         (m)  Redesignation of Ivy Short-Term
U.S.                               Government Securities Fund as
Ivy Short-Term                               Bond Fund, filed
with Post-Effective                               Amendment No.
81 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (n)  Redesignation of Shares (Ivy Money
Market                               Fund--Class A and Ivy Money
Market Fund--                              Class B), filed with
Post-Effective Amendment                               No. 84 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (o)  Form of Establishment and
Designation of                               Additional Class
(Ivy Bond Fund--Class C; Ivy                               Canada
Fund--Class C; Ivy China Region Fund--
 Class C; Ivy Emerging Growth Fund--Class C;
        Ivy Global Fund--Class C; Ivy Growth Fund--
              Class C; Ivy Growth with Income Fund--Class
                     C; Ivy International Fund--Class C; Ivy
Latin                               America Strategy Fund--Class
C; Ivy                               International Bond Fund--
Class C; Ivy Money                               Market Fund--
Class C; Ivy New Century Fund--
Class C), filed with Post-Effective Amendment
         No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (p)  Establishment and Designation of
Series and                               Classes (Ivy Global
Science & Technology                               Fund--Class A,
Class B, Class C and Class I),
filed with Post-Effective Amendment No. 86 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (q)  Establishment and designation of
Series and                               Classes (Ivy Global
Natural Resources Fund--                              Class A,
Class B and Class C; Ivy Asia
Pacific Fund--Class A, Class B and Class C;












                              Ivy International Small Companies
Fund--Class                               A, Class B, Class C and
Class I), filed with                               Post-Effective
Amendment No. 89 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (r)  Establishment and designation of
Series and                               Classes (Ivy Pan-Europe
Fund--Class A, Class                               B and Class
C), filed with Post-Effective
Amendment No. 92 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                    2.   By-Laws, as amended and, filed with
Post-Effective                          Amendment No. 48 to
Registration Statement No. 2-                         17613 and
incorporated by reference herein.

                    3.   Not Applicable

                    4.   (a)  Specimen Securities for Ivy Growth
Fund, Ivy                               Growth with Income Fund,
Ivy International                               Fund and Ivy
Money Market Fund, filed with                               Post-
Effective Amendment No. 49 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (b)  Specimen Security for Ivy Emerging
Growth                               Fund, filed with Post-
Effective Amendment No.                               70 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (c)  Specimen Security for Ivy China
Region Fund,                               filed with Post-
Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (d)  Specimen Security for Ivy Latin
American                               Strategy Fund, filed with
Post-Effective                               Amendment No. 75 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (e)  Specimen Security for Ivy New
Century Fund,                               filed with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Specimen Security for Ivy
International Bond                               Fund, filed with
Post-Effective Amendment No.                               76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (g)  Specimen Securities for Ivy Bond
Fund, Ivy                               Canada Fund, Ivy Global
Fund, and Ivy Short












                              Term U.S. Government Securities
Fund, filed                               with Post-Effective
Amendment No. 77 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                    5.   (a)  Master Business Management and
Investment                               Advisory Agreement
between Ivy Fund and Ivy
Management, Inc. and Supplements for Ivy
    Growth Fund, Ivy Growth with Income Fund, Ivy
             International Fund and Ivy Money Market Fund,
                      filed with Post-Effective Amendment No. 68
to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (b)  Subadvisory Contract by and among
Ivy Fund,                               Ivy Management, Inc. and
Boston Overseas                               Investors, Inc.,
filed with Post-Effective                               Amendment
No. 68 to Registration Statement
No. 2-17613 and incorporated by the reference herein.

                         (c)  Assignment Agreement relating to
Subadvisory                               Contract, filed with
Post-Effective Amendment                               No. 74 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (d)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy Emerging Growth                               Fund, filed
with Post-Effective Amendment No.
74 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (e)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy China Region                               Fund, filed with
Post-Effective Amendment No.                               71 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Form of Business Management and
Investment                               Advisory Supplement for
Ivy Latin America                               Strategy Fund,
filed with Post-Effective                               Amendment
No. 75 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (g)  Form of Business Management and
Investment                               Advisory Agreement
Supplement for Ivy New                               Century
Fund, filed with Post-Effective
Amendment No. 75 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (h)  Form of Business Management and
Investment                               Advisory Agreement
Supplement for Ivy












                              International Bond Fund, filed with
Post-                              Effective Amendment No. 76 to
Registration                               Statement No. 2-17613
and incorporated by                               reference
herein.

                         (i)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy Bond Fund, Ivy                               Global Fund and
Ivy Short-Term U.S.                               Government
Securities Fund, filed with Post-
Effective Amendment No. 81 to Registration
      Statement No. 2-17613 and incorporated by reference herein.

                         (j)  Master Business Management
Agreement between                               Ivy Fund and Ivy
Management, Inc., filed with                               Post-
Effective Amendment No. 81 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (k)  Form of Supplement to Master
Business                               Agreement between Ivy Fund
and Ivy                               Management, Inc. (Ivy
Canada Fund), filed                               with Post-
Effective Amendment No. 77 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (l)  Form of Investment Advisory
Agreement between                               Ivy Fund and
Mackenzie Financial Corporation,
filed with Post-Effective Amendment No. 77 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (m)  Form of Supplement to Master
Business                               Management and Investment
Advisory Agreement                               between Ivy Fund
and Ivy Management, Inc.                               (Ivy
Global Science & Technology Fund), filed
    with Post-Effective Amendment No. 86 to
       Registration Statement No. 2-17613 and
         incorporated by reference herein.

                         (n)  Form of Supplement to Master
Business                               Management and Investment
Advisory Agreement                               between Ivy Fund
and Ivy Management, Inc.                               (Ivy Asia
Pacific Fund and Ivy International
Small Companies Fund), filed with Post-
  Effective Amendment No. 89 to Registration
        Statement No. 2-17613 and incorporated by reference herein.

                         (o)  Form of Supplement to Master
Business                               Management Agreement
between Ivy Fund and Ivy
Management, Inc. (Ivy Global Natural
Resources Fund), filed with Post-Effective
      Amendment No. 89 to Registration Statement












                              No. 2-17613 and incorporated by
reference                               herein.

                         (p)  Form of Supplement to Investment
Advisory                               Agreement between Ivy Fund
and Mackenzie                               Financial Corporation
(Ivy Global Natural                               Resources
Fund), filed with Post-Effective
Amendment No. 89 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                    6.   (a)  Dealer Agreement, as amended and,
filed with                               Post-Effective Amendment
No. 70 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.

                         (b)  Amended and Restated Distribution
Agreement,                               filed with Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (c)  Addendum to Amended and Restated
Distribution                               Agreement, filed with
Post-Effective                               Amendment No. 73 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (d)  Addendum to Amended and Restated
Distribution                               Agreement (Ivy Money
Market Fund--Class A and                               Class B),
filed with Post-Effective Amendment
No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (e)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Class C), filed with                               Post-
Effective Amendment No. 84 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Ivy Global Science &                               Technology
Fund--Class A, Class B, Class C                               and
Class I), filed with Post-Effective
Amendment No. 86 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (g)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Ivy Global Natural                               Resources Fund-
-Class A, Class B and Class C;                               Ivy
Asia Pacific Fund--Class A, Class B and
   Class C; Ivy International Small Companies
         Fund--Class A, Class B, Class C, and Class
               I), filed with Post-Effective Amendment No.












                              89 to Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                    7.   Not Applicable

                    8.   Custodian Agreement between Ivy Fund and
Brown                          Brothers Harriman & Co., filed
with Post-Effective                          Amendment No. 74 to
Registration No. 2-17613 and
incorporated by reference herein.

                    9.   (a)  Master Administrative Services
Agreement                               between Ivy Fund and
Mackenzie Investment                               Management
Inc. and Supplements for Ivy                               Growth
Fund, Ivy Growth with Income Fund, Ivy
  International Fund and Ivy Money Market Fund,
           filed with Post-Effective Amendment No. 68 to
                    Registration Statement No. 2-17613 and
                      incorporated by reference herein.

                         (b)  Addendum to Administrative Services
Agreement                               Supplement for Ivy
International Fund, filed                               with
Post-Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (c)  Administrative Services Agreement
Supplement                               for Ivy Emerging Growth
Fund, filed with                               Post-Effective
Amendment No. 73 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.                          (d)
Administrative Services Agreement Supplement
        for Ivy China Region Fund, filed with Post-
              Effective Amendment No. 73 to Registration
                    Statement No. 2-17613 and incorporated by
                         reference herein.

                         (e)  Administrative Services Agreement
Supplement                               for Class I Shares of
Ivy International Fund,                               filed with
Post-Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Master Fund Accounting Services
Agreement                               between Ivy Fund and
Mackenzie Investment                               Management
Inc. and Supplements for Ivy                               Growth
Fund, Ivy Emerging Growth Fund and Ivy
  Money Market Fund, filed with Post-Effective
          Amendment No. 73 to Registration Statement
                No. 2-17613 and incorporated by reference
                     herein.

                         (g)  Fund Accounting Services Agreement
Supplement                               for Ivy Growth with
Income Fund, filed with                               Post-
Effective Amendment No. 73 to












                              Registration Statement No. 2-17613
and                               incorporated by reference
herein.

                         (h)  Fund Accounting Services Agreement
Supplement                               for Ivy China Region
Fund, filed with Post-                              Effective
Amendment No. 73 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (i)  Transfer Agency and Shareholder
Services                               Agreement between Ivy Fund
and Ivy                               Management, Inc., filed
with Post-Effective                               Amendment No.
71 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (j)  Addendum to Transfer Agency and
Shareholder                               Services Agreement,
filed with Post-Effective                               Amendment
No. 73 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (k)  Assignment Agreement relating to
Transfer                               Agency and Shareholder
Services Agreement,                               filed with
Post-Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (l)  Form of Administrative Services
Agreement                               Supplement for Ivy Latin
America Strategy                               Fund, filed with
Post-Effective Amendment No.                               75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (m)  Form of Administrative Services
Agreement                               Supplement for Ivy New
Century Fund, filed                               with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (n)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy Latin
America Strategy                               Fund, filed with
Post-Effective Amendment No.                               75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (o)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy New
Century Fund, filed                               with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (p)  Form of Administrative Services
Agreement                               Supplement for Ivy
International Bond Fund,












                              filed with Post-Effective Amendment
No. 76 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.

                         (q)  Form of Fund Accounting Services
Agreement                               Supplement for
International Bond Fund,                               filed with
Post-Effective Amendment No. 76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (r)  Addendum to Transfer Agency and
Shareholder                               Services Agreement,
filed with Post-Effective                               Amendment
No. 76 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (s)  Addendum to Transfer Agency and
Shareholder                               Services Agreement,
filed with Post-Effective                               Amendment
No. 77 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (t)  Administrative Services Agreement
Supplement                               for Ivy Bond Fund, Ivy
Global Fund and Ivy                               Short-Term U.S.
Government Securities Fund,                               filed
with Post-Effective Amendment No. 81 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                         (u)  Fund Accounting Services Agreement
Supplement                               for Ivy Bond Fund, Ivy
Global Fund and Ivy                               Short-Term U.S.
Government Securities Fund,                               filed
with Post-Effective Amendment No. 81 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                         (v)  Form of Administrative Services
Agreement                               Supplement for Ivy Bond
Fund, Ivy Canada                               Fund, Ivy China
Region Fund, Ivy Emerging                               Growth
Fund, Ivy Global Fund, Ivy Growth
Fund, Ivy Growth with Income Fund, Ivy
  International Fund, Ivy International Bond
        Fund, Ivy Latin America Strategy Fund, Ivy
              Money Market Fund and Ivy New Century Fund,
                     filed with Post-Effective Amendment No. 84
to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (w)  Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement,
filed with                               Post-Effective Amendment
No. 84 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.













                         (x)  Form of Administrative Services
Agreement                               Supplement for Ivy Global
Science &                               Technology Fund, filed
with Post-Effective                               Amendment No.
86 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (y)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy Global
Science &                               Technology Fund, filed
with Post-Effective                               Amendment No.
86 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (z)  Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
for Ivy Global                               Science & Technology
Fund, filed with Post-                              Effective
Amendment No. 86 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (aa) Form of Administrative Services
Agreement                               Supplement for Ivy Global
Natural Resources                               Fund, Ivy Asia
Pacific Fund and Ivy                               International
Small Companies Fund, filed                               with
Post-Effective Amendment No. 89 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (bb) Form of Fund Accounting Services
Agreement                               Supplement for Ivy Global
Natural Resources                               Fund, Ivy Asia
Pacific Fund and Ivy                               International
Small Companies Fund, filed                               with
Post-Effective Amendment No. 89 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (cc) Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
for Ivy Global                               Natural Resources
Fund, Ivy Asia Pacific Fund                               and Ivy
International Small Companies Fund,
filed with Post-Effective Amendment No. 89 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                    10.  Opinion and Consent of Dechert Price &
Rhoads,                          filed herewith.

                    11.  Consents of Coopers & Lybrand L.L.P.,
filed                          herewith.

                    12.  Reports of Coopers & Lybrand L.L.P.,
filed                          herewith, and the following
Financial Statements













                         filed electronically on March 4, 1997
and                          incorporated by reference herein:

                         (a)  Annual Report to Shareholders of
Ivy Bond                               Fund for the year ended
December 31, 1996

                         (b)  Annual Report to Shareholders of
Ivy Canada                               Fund for the year ended
December 31, 1996

                         (c)  Annual Report to Shareholders of
Ivy China                               Region Fund for the year
ended December 31,                               1996

                         (d)  Annual Report to Shareholders of
Ivy Emerging                               Growth Fund for the
year ended December 31,                               1996

                         (e)  Annual Report to Shareholders of
Ivy Global                               Fund for the year ended
December 31, 1996

                         (f)  Annual Report to Shareholders of
Ivy Growth                               Fund for the year ended
December 31, 1996

                         (g)  Annual Report to Shareholders of
Ivy Growth                               with Income Fund for the
year ended December                               31, 1996

                         (h)  Annual Report to Shareholders of
Ivy                               International Fund for the year
ended                               December 31, 1996

                         (i)  Annual Report to Shareholders of
Ivy Latin                               America Strategy Fund for
the year ended                               December 31, 1996

                         (j)  Annual Report to Shareholders of
Ivy New                               Century Fund for the year
ended December 31,                               1996

                         (k)  Annual Report to Shareholders of
Ivy Global                               Science & Technology
Fund for the period from                               July 22,
1996 (commencement of operations) to
December 31, 1996

                         (l)  Annual Report to Shareholders of
Ivy Money                               Market Fund for the year
ended December 31,                               1996

                    13.  Not applicable

                    14.  Not applicable

                    15.  (a)  Amended and Restated Distribution
Plan for                               Class A shares of Ivy
China Region Fund, Ivy












                              Growth Fund, Ivy Growth with Income
Fund, Ivy                               International Fund and
Ivy Emerging Growth                               Fund, filed
with Post-Effective Amendment No.
73 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (b)  Distribution Plan for Class B
shares of Ivy                               China Region Fund,
Ivy Growth Fund, Ivy                               Growth with
Income Fund, Ivy International                               Fund
and Ivy Emerging Growth Fund, filed with
    Post-Effective Amendment No. 73 to
  Registration Statement No. 2-17613 and
    incorporated by reference herein.

                         (c)  Distribution Plan for Class C
Shares of Ivy                               Growth with Income
Fund, filed with Post-                              Effective
Amendment No. 73 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (d)  Form of Rule 12b-1 Related
Agreement, filed                               with Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (e)  Supplement to Master Amended and
Restated                               Distribution Plan for Ivy
Fund Class A                               Shares, filed with
Post-Effective Amendment                               No. 76 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (f)  Supplement to Distribution Plan for
Ivy Fund                               Class B Shares, filed with
Post-Effective                               Amendment No. 76 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (g)  Supplement to Master Amended and
Restated                               Distribution Plan for Ivy
Fund Class A                               Shares, filed with
Post-Effective Amendment                               No. 77 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (h)  Supplement to Distribution Plan for
Ivy Fund                               Class B Shares, filed with
Post-Effective                               Amendment No. 77 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (i)  Form of Supplement to Distribution
Plan for                               Ivy Growth with Income
Fund Class C Shares                               (Redesignation
as Class D Shares), filed with
Post-Effective Amendment No. 84 to













                              Registration Statement No. 2-17613
and                               incorporated by reference
herein.

                         (j)  Form of Distribution Plan for Class
C shares                               of Ivy Bond Fund, Ivy
Canada Fund, Ivy China                               Region Fund,
Ivy Emerging Growth Fund, Ivy
Global Fund, Ivy Growth Fund, Ivy Growth with
         Income Fund, Ivy International Fund, Ivy
             International Bond Fund, Ivy Latin America
                   Strategy Fund and Ivy New Century Fund, filed
                            with Post-Effective Amendment No. 85
to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (k)  Form of Supplement to Master
Amended and                               Restated Distribution
Plan for Ivy Fund Class                               A Shares
(Ivy Global Science & Technology
Fund), filed with Post-Effective Amendment
      No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (l)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class B Shares
(Ivy Global Science &                               Technology
Fund), filed with Post-Effective
Amendment No. 87 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (m)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class C Shares
(Ivy Global Science &                               Technology
Fund), filed with Post-Effective
Amendment No. 87 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (n)  Form of Supplement to Master
Amended and                               Restated Distribution
Plan for Ivy Fund Class                               A Shares
(Ivy Global Natural Resources Fund,
Ivy Asia Pacific Fund and Ivy International
       Small Companies Fund), filed with Post-
         Effective Amendment No. 89 to Registration
               Statement No. 2-17613 and incorporated by
                    reference herein.

                         (o)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class B Shares
(Ivy Global Natural                                Resources
Fund, Ivy Asia Pacific Fund and Ivy
International Small Companies Fund), filed
      with Post-Effective Amendment No. 89 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (p)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class C Shares
(Ivy Global Natural












                              Resources Fund, Ivy Asia Pacific
Fund and Ivy                               International Small
Companies Fund), filed                               with Post-
Effective Amendment No. 89 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                    16.  Schedule of Computation of Standardized
                       Performance Quotations, filed with Post-
Effective                          Amendment No. 71 to
Registration Statement No. 2-                         17613 and
incorporated by reference herein.

                    17.  Financial Data Schedules filed with this
Post-                         Effective Amendment No. 93 to
Registration                          Statement No. 2-17613.

                    18.  (a)  Plan adopted pursuant to Rule 18f-3
under the                               Investment Company Act of
1940, filed with                               Post-Effective
Amendment No. 83 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (b)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 85 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (c)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 87 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (d)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 89 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (e)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 92 to Registration
Statement No. 2-17613 and incorporated by reference herein.

          25.  Not applicable

          26.  Number of Holders of Securities

          26.  Number of Holders of Securities












          Fund:               Date           Class     Record
Holders

          Ivy Asia Pacific    1/31/97        Class A        13
      Fund                               Class B         1
                                     Class C         0

          Ivy Bond Fund       1/31/97        Class A     4,635
                                         Class B       217
                                     Class C        41
                                 Class I         0

          Ivy Canada Fund     1/31/97        Class A     2,202
                                         Class B       179
                                     Class C        22

          Ivy China Region    1/31/97        Class A     2,178
                                         Class B     1,122
                                     Class C        34

          Ivy Emerging        1/31/97        Class A     5,211
      Growth Fund                        Class B     3,318
                                     Class C       259

          Ivy Global Fund     1/31/97        Class A     1,474
                                         Class B       638
                                     Class C        11

          Ivy Global Natural  1/31/97        Class A        50
      Resources Fund                     Class B        12
                                     Class C         1

          Ivy Global Science  1/31/97        Class A       537
      & Technology Fund                  Class B       400
                                     Class C       198
                                 Class I         0

          Ivy Growth Fund     1/31/97        Class A    29,882
                                         Class B       280
                                     Class C         7

          Ivy Growth with     1/31/97        Class A     6,062
      Income Fund                        Class B       638
                                     Class C        11
                                 Class D        35

          Ivy International   1/31/97        Class A    22,697
      Fund                               Class B    15,183
                                     Class C     1,270
                                 Class I       327

          Ivy International   1/31/97        Class A         0
      Bond Fund                          Class B         0
                                     Class C         0













          Ivy International   1/31/97        Class A        29
      Small Companies Fund               Class B        20
                                     Class C         2
                                 Class D         0

          Ivy Latin America   1/31/97        Class A       354
      Strategy Fund                      Class B       158
                                     Class C         7

          Ivy Money Market    1/31/97        Class A     2,444
      Fund                               Class B       133
                                     Class C         7

          Ivy New Century     1/31/97        Class A       877
      Fund                               Class B       521
                                     Class C       152

          27.  Indemnification

               A policy of insurance covering Ivy Management Inc.
and the                Registrant will insure the Registrant's
trustees and                officers and others against liability
arising by reason of                an actual or alleged breach
of duty, neglect, error,                misstatement, misleading
statement, omission or other                negligent act.

               Reference is made to Article VIII of the
Registrant's                Amended and Restated Declaration of
Trust, dated December                10, 1992, filed with Post-
Effective Amendment No. 71 to                Registration
Statement No. 2-17613 and incorporated by reference herein.

          28.  Business and Other Connections of Investment
Adviser

               Information Regarding Adviser and Subadviser Under
Advisory                Arrangements.  Reference is made to the
Form ADV of each of                Ivy Management, Inc., the
adviser to the Trust, Mackenzie                Financial
Corporation, the adviser to Ivy Canada Fund, and Northern Cross Investments Limited (the successor to Boston
        Overseas Investors, Inc.), the subadviser to Ivy
     International Fund.

               The list required by this Item 28 of officers and
directors                of Ivy Management, Inc. and Northern
Cross Investments                Limited, together with
information as to any other business                profession,
vocation or employment of a substantial nature
engaged in by such officers and directors during the past
      two years, is incorporated by reference to Schedules A and
D                of each firm's respective Form ADV.

          29.  Principal Underwriters

               (a)  Ivy Mackenzie Distribution, Inc. ("IMDI"),
formerly                     Mackenzie Ivy Funds Distribution,
Inc., Via Mizner












                    Financial Plaza, 700 South Federal Highway,
Suite 300,                     Boca Raton, Florida 33432,
Registrant's distributor, is                     a subsidiary of
Mackenzie Investment Management Inc.
("MIMI"), Via Mizner Financial Plaza, 700 South Federal
         Highway, Suite 300, Boca Raton, Florida 33432.  IMDI
               also serves as the distributor for Mackenzie
Series                     Trust.  IMDI is the successor to
MIMI's distribution                     activities.

               (b)  The information required by this Item 29
regarding each                     director, officer or partner
of IMDI is incorporated by                     reference to
Schedule A of Form BD filed by IMDI                     pursuant
to the Securities Exchange Act of 1934.

               (c)  Not applicable

          30.  Location of Accounts and Records

               The information required by this item is
incorporated by                reference to Item 7 of Part II of
Post-Effective Amendment                No. 46 to Registration
Statement No. 2-17613.

          31.  Not applicable

          32.  Undertakings

               (a)  Not applicable

               (b)  not applicable

               (c)  Registrant undertakes to furnish each person
to whom a                     prospectus is delivered with a copy
of Registrant's                     latest annual report to
shareholders, upon request and                     without
charge.



































                                      SIGNATURES

               Pursuant to the requirements of the Securities Act
of 1933           and the Investment Company Act of 1940, the
Registrant certifies           that it meets all of the
requirements for effectiveness of this           Post-Effective
Amendment No. 93 to its Registration Statement           pursuant
to Rule 485(b) under the Securities Act of 1933 and has
duly caused this Post-Effective Amendment No. 93 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts, on the twenty-ninth
day of           April, 1997.

                                                  IVY FUND


                                                  By:  Keith J.
Carlson*#
President           *By: JOSEPH R. FLEMING
               Attorney-in-fact

               Pursuant to the requirements of the Securities Act
of 1933,           this Post-Effective Amendment No. 93 to the
Registration           Statement has been signed below by the
following persons in the           capacities and on the dates
indicated.

          SIGNATURES                    TITLE
DATE

          MICHAEL G. LANDRY*            Trustee and
4/29/97                                         Chairman (Chief
                                        Executive Officer)

          JOHN S. ANDEREGG, JR.*        Trustee
4/29/97

          PAUL H. BROYHILL*             Trustee
4/29/97

          STANLEY CHANNICK*             Trustee
4/29/97

          FRANK W. DEFRIECE, JR.*       Trustee
4/29/97

          ROY J. GLAUBER*               Trustee
4/29/97

          KEITH J. CARLSON**            Trustee and
4/29/97                                         President

          JOSEPH G. ROSENTHAL*          Trustee
4/29/97

          RICHARD N. SILVERMAN*         Trustee
4/29/97

          J. BRENDAN SWAN*              Trustee
4/29/97
















          C. WILLIAM FERRIS*            Secretary/Treasurer
4/29/97                                         (Chief Financial
                                        Officer)


          *By: JOSEPH R. FLEMING
               Attorney-in-fact

          *    Executed pursuant to powers of attorney filed with
              Post-Effective Amendments Nos. 69, 73, 74, 84 and
89 to                Registration Statement No. 2-17613.

          #    Executed pursuant to resolutions filed with Post-
Effective                Amendment No. 91 to Registration
Statement No. 2-17613 and                incorporated by
reference herein.
















































                                    EXHIBIT INDEX


          10        Opinion and Consent of Dechert Price & Rhoads

          11        Consent of Coopers & Lybrand L.L.P.

          12        Report of Coopers & Lybrand L.L.P.

          17        Financial Data Schedules